UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in four (4) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Total Return Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, C and R Classes

•	PIMCO Funds—Bond Funds—Institutional, M, P, Administrative and D Classes

•	PIMCO Funds—Inflation-Protected Funds—Institutional, P, Administrative and D Classes

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Asset Allocation, Real Return Strategy & Equity-Related Funds—A, B, C and R Classes

•	PIMCO Funds—RealRetirement® Funds—Institutional, Administrative, A, C, D and R Classes

•	PIMCO Funds—International Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Bond Funds—A, B, C and R Classes

•	PIMCO Funds—PIMCO Real Return Fund—A, B, C and R Classes

•	PIMCO Funds—Private Account Portfolio Series

Share Classes	Institutional ■ P ■ Administrative ■ D

Semiannual Report September 30, 2010

Total Return Funds

PIMCO Total Return Fund

PIMCO Total Return II Fund

PIMCO Total Return III Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		14
Statements of Assets and Liabilities		18
Statements of Operations		19
Statements of Changes in Net Assets		20
Notes to Financial Statements		97
Glossary		119
Privacy Policy		120
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		121

FUND	Fund Summary	Schedule of Investments

PIMCO Total Return Fund	6	22	*
PIMCO Total Return Fund II	8	61
PIMCO Total Return Fund III	10	75

* This report incorporates a Summary Schedule of Investments for the PIMCO Total Return Fund. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■	Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period.

2	PIMCO Funds	Total Return Funds

Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The Funds measure their performance against the Barclays Capital U.S. Aggregate Index. The index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

4	PIMCO Funds	Total Return Funds

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the Funds were first offered in (month/year): PIMCO Total Return Fund (4/08), PIMCO Total Return Fund III (3/09), and PIMCO Total Return Fund II (12/09). The Administrative Class shares of the Funds were first offered in (month/year): PIMCO Total Return Fund (9/94), PIMCO Total Return Fund II (11/94) and PIMCO Total Return Fund III (4/97). The Class D shares of the PIMCO Total Return Fund were first offered in 4/98. All other Funds in this Shareholder Report do not currently offer Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most Funds is from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	6.67%	10.93%	8.36%	7.93%	8.58%
PIMCO Total Return Fund Administrative Class	6.54%	10.66%	8.09%	7.66%	8.32%
PIMCO Total Return Fund Class D	6.52%	10.61%	8.02%	7.59%	8.27%
PIMCO Total Return Fund Class P	6.62%	10.82%	8.24%	7.82%	8.50%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	6.20%	6.41%	7.44%	**
Lipper Intermediate Investment Grade Debt Funds Average	6.17%	9.98%	5.47%	5.85%	6.81%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.47% for the Institutional Class shares, 0.57% for Class P shares, 0.72% for the Administrative Class shares, and 0.76% for Class D. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,066.75	$1,066.23	$1,065.41	$1,065.22	$1,022.76	$1,022.26	$1,021.51	$1,021.31
Expenses Paid During Period†	$2.38	$2.90	$3.68	$3.88	$2.33	$2.84	$3.60	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.56% for Class P, 0.71%, for Administrative Class, and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class - PTTRX	Class P - PTTPX
Administrative Class - PTRAX	Class D - PTTDX

Allocation Breakdown‡

Corporate Bonds & Notes	23.9%
U.S. Government Agencies	23.3%
U.S. Treasury Obligations	22.8%
Short-Term Instruments	17.7%
Mortgage-Backed Securities	4.7%
Other	7.6%

‡	% of Total Investments as of 09/30/10

Portfolio Insights

»

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) for most of the period benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	A curve-steepening strategy in the U.S., implemented via money market futures, benefited performance as most Eurodollar futures contracts rallied during the period.
»	An underweight to Agency mortgage-backed securities (“MBS”) benefited returns as Agency MBS underperformed like-duration U.S. Treasuries during the period.

»	Exposure to financials detracted from performance as this sub-sector underperformed the overall investment grade corporate bond market during the period.

»	Exposure to local Brazilian interest rates, primarily obtained through zero-coupon swaps, benefited returns as rates fell in this country during the period.

»	Exposure to European duration benefited performance as the ten-year Euro benchmark yield fell during the period.

Semiannual Report	September 30, 2010	7

PIMCO Total Return Fund II

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for Institutional Class or Administrative Class Shares is $1,000,000.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	6.87%	9.73%	8.02%	7.50%	7.46%
PIMCO Total Return Fund II Administrative Class	6.74%	9.45%	7.75%	7.23%	7.20%
PIMCO Total Return Fund II Class P	6.82%	9.62%	7.91%	7.39%	7.36%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	6.20%	6.41%	6.59%	**
Lipper Intermediate Investment Grade Debt Funds Average	6.17%	9.98%	5.47%	5.85%	6.18%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date, is 0.53% for the Institutional Class shares, 0.60% for Class P shares, and 0.78% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,068.71	$1,068.21	$1,067.38	$1,022.56	$1,022.06	$1,021.31
Expenses Paid During Period†	$2.59	$3.11	$3.89	$2.54	$3.04	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class - PMBIX	Class P - PMTPX
Administrative Class - PRADX

Allocation Breakdown‡

Short-Term Instruments	31.4%
U.S. Government Agencies	28.0%
Corporate Bonds & Notes	17.3%
U.S. Treasury Obligations	16.0%
Municipal Bonds & Notes	2.3%
Other	5.0%

‡	% of Total Investments as of 09/30/10

Portfolio Insights

»

The PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) for most of the period benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	A curve-steepening strategy in the U.S., implemented via money market futures, benefited performance as most Eurodollar futures contracts rallied during the period.

»	An underweight to Agency mortgage-backed securities (“MBS”) benefited returns as Agency MBS underperformed like-duration U.S. Treasuries during the period.

»	Exposure to financials detracted from performance as this sub-sector underperformed the overall investment grade corporate bond market during the period.

Semiannual Report	September 30, 2010	9

PIMCO Total Return Fund III

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return Fund III Institutional Class	6.78%	11.61%	8.14%	7.91%	8.14%
PIMCO Total Return Fund III Administrative Class	6.65%	11.34%	7.87%	7.63%	7.87%
PIMCO Total Return Fund III Class P	6.73%	11.50%	8.03%	7.80%	8.04%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	6.20%	6.41%	6.96%	**
Lipper Intermediate Investment Grade Debt Funds Average	6.17%	9.98%	5.47%	5.85%	6.61%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Administrative Class prospectus dated 07/31/10, as revised and supplemented to date, is 0.53% for the Institutional Class shares, 0.60% for Class P shares, and 0.78% for Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,067.82	$1,067.29	$1,066.51	$1,022.56	$1,022.06	$1,021.31
Expenses Paid During Period†	$2.59	$3.11	$3.89	$2.54	$3.04	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds	Total Return Funds

Institutional Class - PTSAX	Class P - PRAPX
Administrative Class - PRFAX

Allocation Breakdown‡

Corporate Bonds & Notes	25.1%
U.S. Government Agencies	23.2%
Short-Term Instruments	21.5%
U.S. Treasury Obligations	17.4%
Mortgage-Backed Securities	5.7%
Other	7.1%

‡	% of Total Investments as of 09/30/10

Portfolio Insights

»

The PIMCO Total Return Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) for a portion of the period benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	A curve-steepening strategy in the U.S., implemented via money market futures, added to performance as most Eurodollar futures contracts rallied during the period.
»	An underweight to Agency mortgage-backed securities (“MBS”) benefited returns as Agency MBS underperformed like-duration U.S. Treasuries during the period.

»	Exposure to financials detracted from performance as this sub-sector underperformed the overall investment grade corporate bond market during the period.

»	Exposure to local Brazilian interest rates, primarily obtained through zero-coupon swaps, benefited returns as rates fell in this country.

»	Exposure to European duration benefited performance as the ten-year Euro benchmark yield fell during the period.

Semiannual Report	September 30, 2010	11

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

12	PIMCO Funds	Total Return Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2010	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Total Return Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.04	$0.16	$0.57	$0.73	$(0.17)	$0.00	$0.00
03/31/2010	10.13	0.44	1.09	1.53	(0.51)	(0.11)	0.00
03/31/2009	10.91	0.56	(0.28)	0.28	(0.57)	(0.49)	0.00
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)	0.00
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)	0.00
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)	(0.02)
Class P
04/01/2010 - 09/30/2010+	11.04	0.15	0.58	0.73	(0.17)	0.00	0.00
03/31/2010	10.13	0.39	1.13	1.52	(0.50)	(0.11)	0.00
04/30/2008 - 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	11.04	0.14	0.58	0.72	(0.16)	0.00	0.00
03/31/2010	10.13	0.41	1.10	1.51	(0.49)	(0.11)	0.00
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	0.00
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)	0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)	0.00
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)	(0.02)
Class D
04/01/2010 - 09/30/2010+	11.04	0.14	0.58	0.72	(0.16)	0.00	0.00
03/31/2010	10.13	0.40	1.10	1.50	(0.48)	(0.11)	0.00
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	0.00
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)	0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)	0.00
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)	(0.02)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$11.60	6.67%	$144,812,767	0.46	%*	0.46	%*	2.81	%*	136%
(0.62)	11.04	15.49	126,335,186	0.47		0.46		4.07		402
(1.06)	10.13	2.96	87,105,803	0.63	(b)	0.45	(b)	5.37		300
(0.61)	10.91	10.81	77,276,018	0.49		0.43		5.15		226
(0.54)	10.43	6.32	62,902,840	0.43		0.43		4.82		257
(0.52)	10.33	2.66	56,563,888	0.43		0.43		4.09		325

(0.17)	11.60	6.62	7,755,267	0.56	*	0.56	*	2.72	*	136
(0.61)	11.04	15.38	5,469,785	0.57		0.56		3.62		402
(1.00)	10.13	2.42	286,850	0.77	*(c)	0.55	*(c)	5.47	*	300

(0.16)	11.60	6.54	35,028,176	0.71	*	0.71	*	2.56	*	136
(0.60)	11.04	15.20	32,158,676	0.72		0.71		3.85		402
(1.03)	10.13	2.70	24,596,373	0.88	(b)	0.70	(b)	5.10		300
(0.59)	10.91	10.54	25,200,225	0.74		0.68		4.91		226
(0.51)	10.43	6.06	20,721,139	0.68		0.68		4.57		257
(0.49)	10.33	2.40	18,926,644	0.68		0.68		3.83		325

(0.16)	11.60	6.52	19,507,497	0.75	*	0.75	*	2.52	*	136
(0.59)	11.04	15.16	16,162,579	0.76		0.75		3.69		402
(1.03)	10.13	2.65	8,557,627	0.93		0.75		5.09		300
(0.58)	10.91	10.45	5,619,632	0.81		0.75		4.82		226
(0.51)	10.43	5.98	3,909,295	0.75		0.75		4.50		257
(0.48)	10.33	2.32	3,337,931	0.75		0.75		3.78		325

Semiannual Report	September 30, 2010	15

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Total Return Fund II
Institutional Class
04/01/2010 - 09/30/2010+	$10.59	$0.11	$0.61	$0.72	$(0.12)	$0.00	$0.00
03/31/2010	9.71	0.42	1.01	1.43	(0.50)	(0.05)	0.00
03/31/2009	10.44	0.51	(0.33)	0.18	(0.52)	(0.39)	0.00
03/31/2008	9.91	0.49	0.54	1.03	(0.49)	(0.01)	0.00
03/31/2007	9.82	0.48	0.10	0.58	(0.47)	(0.01)	(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	10.59	0.12	0.60	0.72	(0.12)	0.00	0.00
12/31/2009 - 03/31/2010	10.45	0.06	0.14	0.20	(0.06)	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.59	0.10	0.61	0.71	(0.11)	0.00	0.00
03/31/2010	9.71	0.40	1.00	1.40	(0.47)	(0.05)	0.00
03/31/2009	10.44	0.48	(0.33)	0.15	(0.49)	(0.39)	0.00
03/31/2008	9.91	0.47	0.54	1.01	(0.47)	(0.01)	0.00
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00	0.00

PIMCO Total Return Fund III
Institutional Class
04/01/2010 - 09/30/2010+	$9.78	$0.13	$0.53	$0.66	$(0.14)	$0.00	$0.00
03/31/2010	8.76	0.39	1.10	1.49	(0.47)	0.00	0.00
03/31/2009	9.59	0.48	(0.37)	0.11	(0.50)	(0.44)	0.00
03/31/2008	9.24	0.46	0.42	0.88	(0.47)	(0.06)	0.00
03/31/2007	9.13	0.42	0.13	0.55	(0.43)	(0.01)	0.00
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)	0.00
Class P
04/01/2010 - 09/30/2010+	9.78	0.12	0.53	0.65	(0.13)	0.00	0.00
03/31/2010	8.76	0.27	1.21	1.48	(0.46)	0.00	0.00
03/31/2009 - 03/31/2009	8.76	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2010 - 09/30/2010+	9.78	0.12	0.53	0.65	(0.13)	0.00	0.00
03/31/2010	8.76	0.36	1.11	1.47	(0.45)	0.00	0.00
03/31/2009	9.59	0.46	(0.38)	0.08	(0.47)	(0.44)	0.00
03/31/2008	9.24	0.44	0.41	0.85	(0.44)	(0.06)	0.00
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)	0.00
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$11.19	6.87%	$3,377,480	0.50	%*	0.50	%*	2.07	%*	213%
(0.55)	10.59	15.00	3,124,654	0.53		0.50		4.05		502
(0.91)	9.71	1.93	2,531,920	1.00		0.50		5.10		278
(0.50)	10.44	10.76	2,282,191	0.82		0.50		4.91		265
(0.49)	9.91	6.10	2,062,540	0.50		0.50		4.86		237
(0.42)	9.82	2.27	2,029,962	0.50		0.50		4.10		354

(0.12)	11.19	6.82	3,575	0.60	*	0.60	*	2.11	*	213
(0.06)	10.59	1.93	10	0.60	*	0.60	*	2.24	*	502

(0.11)	11.19	6.74	101,846	0.75	*	0.75	*	1.82	*	213
(0.52)	10.59	14.71	89,389	0.78		0.75		3.83		502
(0.88)	9.71	1.67	75,119	1.24		0.75		4.84		278
(0.48)	10.44	10.49	77,136	1.07		0.75		4.67		265
(0.47)	9.91	5.84	84,133	0.75		0.75		4.60		237
(0.40)	9.82	2.01	102,406	0.75		0.75		3.84		354

$(0.14)	$10.30	6.78%	$3,267,047	0.50	%*	0.50	%*	2.57	%*	166%
(0.47)	9.78	17.37	2,995,293	0.53		0.50		4.19		459
(0.94)	8.76	1.37	2,184,491	0.82		0.50		5.24		305
(0.53)	9.59	9.79	2,240,289	0.75		0.50		4.95		327
(0.44)	9.24	6.17	1,998,406	0.50		0.50		4.63		225
(0.45)	9.13	2.30	1,853,808	0.50		0.50		4.09		275

(0.13)	10.30	6.73	27,492	0.60	*	0.60	*	2.48	*	166
(0.46)	9.78	17.27	3,849	0.60		0.60		2.78		459
0.00	8.76	0.00	10	0.60	*	0.60	*	(0.60	)*	305

(0.13)	10.30	6.65	97,565	0.75	*	0.75	*	2.34	*	166
(0.45)	9.78	17.08	72,002	0.78		0.75		3.77		459
(0.91)	8.76	1.11	36,067	1.08		0.75		5.12		305
(0.50)	9.59	9.52	24,558	1.02		0.75		4.70		327
(0.42)	9.24	5.91	14,529	0.75		0.75		4.37		225
(0.42)	9.13	2.05	16,333	0.75		0.75		3.85		275

Semiannual Report	September 30, 2010	17

Statements of Assets and Liabilities

(Unaudited)

September 30, 2010

(Amounts in thousands, except per share amounts)
	PIMCO Total Return Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III
Assets:
Investments, at value	$244,996,911	$2,980,112	$3,263,255
Investments in Affiliates, at value	24,181,390	1,085,992	639,598
Repurchase agreements, at value	18,172,176	272,300	35,660
Cash	80,452	9,110	0
Deposits with counterparty	5,500	0	0
Foreign currency, at value	14,972	0	2,319
Receivable for investments sold	39,438,054	248,650	128,619
Receivable for Fund shares sold	639,427	690	26,258
Interest and dividends receivable	1,842,289	18,549	19,593
Dividends receivable from Affiliates	6,767	317	193
Variation margin receivable	1,387	0	0
Swap premiums paid	670,110	315	4,874
Unrealized appreciation on foreign currency contracts	337,084	0	8,055
Unrealized appreciation on swap agreements	677,173	2,435	11,881
Other assets	1	0	0
	331,063,693	4,618,470	4,140,305
Liabilities:
Payable for reverse repurchase agreements	$1,173,529	$0	$0
Payable for investments purchased	72,670,547	1,035,240	693,377
Payable for investments in Affiliates purchased	6,767	4,317	193
Payable for investments purchased on a delayed-delivery basis	1,074,453	0	0
Payable for short sales	245,045	61,282	3,257
Deposits from counterparty	431,180	3,850	13,081
Payable for Fund shares redeemed	963,455	17,078	3,312
Dividends payable	76,138	981	493
Overdraft due to custodian	0	0	471
Written options outstanding	756,016	8,762	9,191
Accrued related party fees	131,325	1,439	1,424
Variation margin payable	10,928	293	121
Swap premiums received	326,056	1,891	3,364
Unrealized depreciation on foreign currency contracts	753,368	0	19,527
Unrealized depreciation on swap agreements	118,595	436	379
Other liabilities	0	0	11
	78,737,402	1,135,569	748,201
Net Assets	$252,326,291	$3,482,901	$3,392,104
Net Assets Consist of:
Paid in capital	$231,424,681	$3,172,690	$3,077,453
(Overdistributed) net investment income	(1,264,737)	(5,960)	(5,307)
Accumulated undistributed net realized gain	10,753,980	171,684	156,441
Net unrealized appreciation	11,412,367	144,487	163,517
	$252,326,291	$3,482,901	$3,392,104
Net Assets:
Institutional Class	$144,812,767	$3,377,480	$3,267,047
Class P	7,755,267	3,575	27,492
Administrative Class	35,028,176	101,846	97,565
Class D	19,507,497	NA	NA
Other Classes	45,222,584	NA	NA
Shares Issued and Outstanding:
Institutional Class	12,489,185	301,875	317,186
Class P	668,842	320	2,669
Administrative Class	3,020,961	9,103	9,472
Class D	1,682,397	NA	NA
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.60	$11.19	$10.30
Class P	11.60	11.19	10.30
Administrative Class	11.60	11.19	10.30
Class D	11.60	NA	NA
Cost of Investments Owned	$234,184,357	$2,848,428	$3,107,149
Cost of Investments in Affiliates Owned	$24,170,746	$1,085,662	$639,429
Cost of Repurchase Agreements Owned	$18,172,176	$272,300	$35,660
Cost of Foreign Currency Held	$15,009	$0	$2,326
Proceeds Received on Short Sales	$246,087	$61,162	$3,255
Premiums Received on Written Options	$738,837	$10,805	$9,520

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Total Return Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III

Investment Income:
Interest, net of foreign taxes*	$3,812,654	$38,563	$46,899
Dividends	2,521	2,775	1,879
Dividends from Affiliate investments	34,498	1,640	1,308
Miscellaneous income	47	0	0
Total Income	3,849,720	42,978	50,086

Expenses:
Investment advisory fees	294,062	4,182	4,078
Supervisory and administrative fees	316,568	4,176	4,088
Distribution and/or servicing fees - Administrative Class	41,882	115	106
Distribution and/or servicing fees - Other Classes	105,295	0	0
Trustees’ fees	449	7	6
Interest expense	1,057	21	25
Miscellaneous expense	850	12	13
Total Expenses	760,163	8,513	8,316

Net Investment Income	3,089,557	34,465	41,770

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,369,852	38,266	31,147
Net realized gain on Affiliate investments	122	87	158
Net realized gain on futures contracts, written options and swaps	4,549,120	87,901	68,978
Net realized gain (loss) on foreign currency transactions	(145,065)	0	1,826
Net change in unrealized appreciation on investments	6,322,388	60,346	87,207
Net change in unrealized appreciation on Affiliate investments	10,580	416	217
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(598,902)	(545)	(4,545)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(514,548)	0	(12,821)
Net Gain	11,993,547	186,471	172,167

Net Increase in Net Assets Resulting from Operations	$15,083,104	$220,936	$213,937

* Foreign tax withholdings	$0	$0	$11

Semiannual Report	September 30, 2010	19

Statements of Changes in Net Assets

	PIMCO Total Return Fund
(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Increase in Net Assets from:
Operations:
Net investment income	$3,089,557	$7,109,373
Net realized gain	6,773,907	8,609,649
Net realized gain on Affiliate investments	122	175
Net change in unrealized appreciation	5,208,938	9,142,522
Net change in unrealized appreciation (depreciation) on Affiliate investments	10,580	64
Net increase resulting from operations	15,083,104	24,861,783
Distributions to Shareholders:
From net investment income
Institutional Class	(2,054,989)	(5,012,322)
Class P	(91,794)	(138,519)
Administrative Class	(468,122)	(1,272,321)
Class D	(243,868)	(533,770)
Other Classes	(506,973)	(1,282,834)
From net realized capital gains
Institutional Class	0	(1,167,844)
Class P	0	(44,773)
Administrative Class	0	(306,162)
Class D	0	(145,013)
Other Classes	0	(365,756)
Total Distributions	(3,365,746)	(10,269,314)
Fund Share Transactions:
Receipts for shares sold
Institutional Class	25,712,762	51,459,061
Class P	3,135,656	5,942,583
Administrative Class	5,237,366	10,839,047
Class D	4,414,287	9,610,550
Other Classes	9,684,412	21,996,972
Issued as reinvestment of distributions
Institutional Class	1,848,389	5,616,991
Class P	33,212	67,874
Administrative Class	444,541	1,473,725
Class D	229,318	636,306
Other Classes	397,616	1,275,914
Cost of shares redeemed
Institutional Class	(15,800,935)	(26,437,459)
Class P	(1,196,712)	(1,055,495)
Administrative Class	(4,473,401)	(7,060,463)
Class D	(2,183,935)	(3,589,674)
Other Classes	(7,055,220)	(10,328,469)
Net increase resulting from Fund share transactions	20,427,356	60,447,463
Fund Redemption Fee	0	16
Total Increase in Net Assets	32,144,714	75,039,948
Net Assets:
Beginning of period	220,181,577	145,141,629
End of period*	$252,326,291	$220,181,577
*Including (overdistributed) net investment income of:	$(1,264,737)	$(988,548)

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

PIMCO Total Return Fund II		PIMCO Total Return Fund III
Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$34,465	$117,607	$41,770	$112,208
126,167	144,113	101,951	127,123
87	8	158	19
59,801	126,548	69,841	178,083
416	(86)	217	(52)
220,936	388,190	213,937	417,381

(37,013)	(132,750)	(43,886)	(129,670)
(19)	0	(285)	(30)
(932)	(3,822)	(1,077)	(2,203)
0	0	0	0
0	0	0	0

0	(15,388)	0	0
0	0	0	0
0	(463)	0	0
0	0	0	0
0	0	0	0
(37,964)	(152,423)	(45,248)	(131,903)

422,673	1,115,220	468,326	1,114,117
4,133	10	23,151	4,140
27,785	27,979	27,535	35,456
0	0	0	0
0	0	0	0

30,799	119,873	41,205	115,372
19	0	275	27
913	4,273	1,065	2,164
0	0	0	0
0	0	0	0

(378,494)	(871,157)	(400,800)	(699,038)
(691)	0	(959)	(387)
(21,261)	(24,951)	(7,527)	(6,753)
0	0	0	0
0	0	0	0
85,876	371,247	152,271	565,098
0	0	0	0
268,848	607,014	320,960	850,576

3,214,053	2,607,039	3,071,144	2,220,568
$3,482,901	$3,214,053	$3,392,104	$3,071,144
$(5,960)	$(2,461)	$(5,307)	$(1,829)

Semiannual Report	September 30, 2010	21

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (m) (Cost $705,606)			$	696,925	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
American International Group, Inc.
8.175% due 05/15/2068	$	792,222		798,164	0.3%
0.000% - 8.625% due 10/01/2010 - 05/22/2068		25,944,881		3,723,025	1.5%
Citigroup, Inc.
5.500% due 04/11/2013		732,235		786,212	0.3%
0.417% - 8.500% due 05/18/2011 - 07/15/2039 (n)		2,342,702		2,568,946	1.0%
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,195,450		1,380,286	0.5%
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		709,135		796,622	0.3%
Morgan Stanley
0.570% - 7.500% due 01/21/2011 - 08/09/2026		1,444,932		1,528,411	0.6%
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		1,007,600		1,015,292	0.4%
0.559% - 7.648% due 02/01/2011 - 12/31/2049		1,584,943		1,616,763	0.6%
Other Banking & Finance (a)(d)(m)(n)(r)				37,219,458	14.8%

Total Banking & Finance				51,433,179	20.4%

INDUSTRIALS
Total Industrials (a)(d)(e)(m)				13,043,096	5.2%
UTILITIES
Total Utilities (m)				4,109,387	1.6%

Total Corporate Bonds & Notes (Cost $62,447,299)				68,585,662	27.2%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (m) (Cost $350,924)				360,386	0.1%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (a)(d)(g)(m)(r) (Cost $6,840,139)				7,306,360	2.9%
U.S. GOVERNMENT AGENCIES
Fannie Mae
4.000% due 10/01/2040		1,585,500		1,629,597	0.6%
4.000% due 11/01/2040		2,482,800		2,544,870	1.0%
4.100% due 12/17/2018		1,250,000		1,258,921	0.5%
4.150% due 12/17/2018		900,000		906,784	0.4%
4.500% due 03/01/2040		1,266,819		1,321,123	0.5%
4.500% due 05/01/2040		1,606,860		1,675,670	0.7%
4.500% due 10/01/2040		12,697,278		13,225,014	5.2%
5.000% due 10/01/2040		2,827,000		2,976,744	1.2%
5.000% due 10/13/2040		1,000,000		1,052,656	0.4%
5.500% due 05/01/2034		1,047,333		1,125,430	0.4%
5.500% due 10/01/2040		3,602,000		3,829,376	1.5%
6.000% due 10/01/2040		1,012,900		1,088,394	0.4%
6.000% due 10/13/2040		1,000,000		1,074,219	0.4%
0.000% - 1000.000% due 10/01/2010 - 01/25/2048 (b)(c)(o)		20,156,618		21,297,393	8.4%

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Freddie Mac
4.000% due 10/01/2040	$	2,700,000	$	2,769,187	1.1%
4.500% due 10/01/2040		1,905,000		1,980,902	0.8%
6.000% due 10/01/2040		1,000,000		1,072,968	0.4%
0.000% - 1007.500% due 10/01/2010 - 07/01/2047 (b)(c)		3,694,558		3,850,284	1.5%
Other U.S. Government Agencies (a)(b)(m)				2,343,674	0.9%

Total U.S. Government Agencies (Cost $66,192,414)				67,023,206	26.6%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (h)
1.750% due 01/15/2028		710,965		753,789	0.3%
2.125% due 02/15/2040		896,791		1,001,673	0.4%
2.500% due 01/15/2029		1,675,443		1,977,023	0.8%
1.250% - 3.875% due 07/15/2020 - 04/15/2032		2,713,018		3,258,482	1.3%
U.S. Treasury Notes
0.375% due 08/31/2012 (n)		1,664,645		1,663,540	0.7%
0.625% due 06/30/2012		2,030,900		2,039,464	0.8%
0.625% due 07/31/2012		2,543,000		2,554,029	1.0%
1.750% due 07/31/2015		1,385,135		1,419,011	0.6%
1.875% due 06/30/2015 (j)(k)		5,840,400		6,020,635	2.4%
1.875% due 08/31/2017		1,476,000		1,475,308	0.6%
1.875% due 09/30/2017		2,371,300		2,367,224	0.9%
2.125% due 05/31/2015 (k)(l)		4,838,700		5,046,604	2.0%
2.375% due 07/31/2017		5,231,900		5,406,023	2.1%
2.500% due 04/30/2015		3,152,700		3,343,341	1.3%
2.500% due 06/30/2017 (k)(l)(o)		7,651,525		7,973,126	3.2%
2.750% due 11/30/2016		1,045,000		1,110,803	0.4%
2.750% due 05/31/2017		4,219,800		4,465,734	1.8%
3.000% due 02/28/2017		1,351,500		1,454,025	0.6%
3.125% due 04/30/2017 (j)(k)(l)(o)		7,364,900		7,973,079	3.2%
3.250% due 12/31/2016		1,582,100		1,727,455	0.7%
3.250% due 03/31/2017		929,600		1,013,990	0.4%
1.000% - 9.875% due 08/31/2011 - 05/15/2018 (n)		1,535,114		1,651,778	0.7%

Total U.S. Treasury Obligations (Cost $63,649,139)				65,696,136	26.0%

MORTGAGE-BACKED SECURITIES
Arkle Master Issuer PLC
1.519% due 05/17/2060		801,200		799,030	0.3%
Other Mortgage-Backed Securities (a)(b)(m)(r)				12,682,134	5.1%

Total Mortgage-Backed Securities (Cost $13,132,026)				13,481,164	5.4%

ASSET-BACKED SECURITIES
SLM Student Loan Trust
1.998% due 04/25/2023		1,136,499		1,177,521	0.5%
Other Asset-Backed Securities (a)(m)				1,808,946	0.7%

Total Asset-Backed Securities (Cost $2,962,157)				2,986,467	1.2%

See Accompanying Notes	Semiannual Report	September 30, 2010	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
SOVEREIGN ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,462,222	$	3,751,703	1.5%
10.000% due 01/01/2017		2,055,854		1,124,139	0.4%
10.000% due 01/01/2013 - 01/01/2014		324,000		183,342	0.1%
Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700		1,390,416	0.6%
2.500% - 4.500% due 09/01/2011 - 06/01/2020		1,433,450		1,455,042	0.6%
Other Sovereign Issues (m)(n)				2,449,989	1.0%

Total Sovereign Issues (Cost $9,605,955)				10,354,631	4.1%

		SHARES
CONVERTIBLE PREFERRED SECURITIES
American International Group, Inc.
8.500% due 08/01/2011		447		3,838	0.0%
Other Convertible Preferred Securities (m)				68,240	0.0%

Total Convertible Preferred Securities (Cost $31,482)				72,078	0.0%

PREFERRED SECURITIES
Citigroup, Inc.
6.150% due 12/15/2012		1,974		29,514	0.0%
Other Preferred Securities (m)				84	0.0%

Total Preferred Securities (Cost $31,160)				29,598	0.0%

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (m)				198,039	0.1%
COMMERCIAL PAPER
Freddie Mac
0.246% due 10/13/2010	$	1,000		1,000	0.0%

Total Commercial Paper				1,000	0.0%

REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.210% due 10/12/2010 (Dated 09/20/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $262,146. Repurchase proceeds are $250,001.)		250,000		250,000	0.1%
Barclays Capital, Inc.
0.160% due 10/06/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 09/15/2012 - 12/15/2012 valued at $239,853. Repurchase proceeds are $235,001.)		235,000		235,000	0.1%
0.170% due 10/04/2010 (Dated 09/27/2010. Collateralized by Fannie Mae 0.246% - 6.625% due 07/26/2012 - 11/15/2030 valued at $337,672. Repurchase proceeds are $330,602.)		330,600		330,600	0.1%

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.190% due 10/06/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $510,424. Repurchase proceeds are $500,003.)	$	500,000	$	500,000	0.2%
0.190% due 10/18/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $251,824 and U.S. Treasury Notes 1.000% due 07/31/2011 valued at $255,068. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/15/2010 (Dated 09/14/2010. Collateralized by Fannie Mae 1.250% due 08/16/2013 valued at $275,629 and Freddie Mac 5.000% due 04/08/2030 valued at $20,524. Repurchase proceeds are $290,002.)		290,000		290,000	0.1%
0.200% due 10/18/2010 (Dated 09/14/2010. Collateralized by Fannie Mae 5.000% due 03/15/2016 valued at $50,508; Federal Farm Credit Bank 1.875% due 09/14/2015 valued at $45,330; Federal Home Loan Bank 0.360% - 4.875% due 03/28/2011 - 07/08/2030 valued at $137,845; and Freddie Mac 2.500% - 4.500% due 01/15/2014 - 08/18/2017 valued at $276,451. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/18/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $510,534. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/18/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 0.625% - 3.625% due 06/30/2012 - 08/15/2019 valued at $1,019,046. Repurchase proceeds are $1,000,006.)		1,000,000		1,000,000	0.4%
0.200% due 10/19/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.875% - 3.500% due 06/30/2015 - 05/15/2020 valued at $1,023,793. Repurchase proceeds are $1,000,006.)		1,000,000		1,000,000	0.4%
0.210% due 10/15/2010 (Dated 09/01/2010. Collateralized by Fannie Mae 1.750% - 5.250% due 08/01/2012 - 04/15/2014 valued at $137,546; Federal Farm Credit Bank 2.840% due 05/19/2014 valued at $56,116; Federal Home Loan Bank 2.000% due 09/14/2012 valued at $76,037; and Freddie Mac 2.800% - 4.125% due 09/27/2013 - 08/18/2017 valued at $239,369. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.220% due 10/05/2010 (Dated 08/27/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $1,013,970. Repurchase proceeds are $1,000,006.)		1,000,000		1,000,000	0.4%
0.220% due 10/08/2010 (Dated 09/16/2010. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $921,172. Repurchase proceeds are $888,305.)		888,300		888,300	0.4%
0.250% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $97,404. Repurchase proceeds are $95,501.)		95,500		95,500	0.0%
Citigroup Global Markets, Inc.
0.220% due 10/08/2010 (Dated 09/24/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $262,588. Repurchase proceeds are $250,002.)		250,000		250,000	0.1%
0.220% due 10/18/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $51,120. Repurchase proceeds are $50,000.)		50,000		50,000	0.0%

See Accompanying Notes	Semiannual Report	September 30, 2010	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.250% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Bills 0.260% due 09/22/2011 valued at $41,825. Repurchase proceeds are $41,000.)	$	41,000	$	41,000	0.0%
Credit Suisse Securities (USA) LLC
0.170% due 10/06/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 0.875% due 05/31/2011 valued at $31,907. Repurchase proceeds are $31,200.)		31,200		31,200	0.0%
Goldman Sachs & Co.
0.230% due 10/07/2010 (Dated 09/16/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 08/01/2037 valued at $179,937; Freddie Mac 5.000% due 08/01/2039 valued at $85,432; and Ginnie Mae 5.000% due 03/15/2038 valued at $44,883. Repurchase proceeds are $300,002.)		300,000		300,000	0.1%
Greenwich Capital Markets, Inc.
0.210% due 10/04/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $255,332. Repurchase proceeds are $250,001.)		250,000		250,000	0.1%
JPMorgan Chase Bank N.A.
0.190% due 10/08/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 06/30/2011 - 01/15/2013 valued at $536,019. Repurchase proceeds are $525,003.)		525,000		525,000	0.2%
0.260% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,375. Repurchase proceeds are $1,300.)		1,300		1,300	0.0%
Morgan Stanley
0.180% due 10/05/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.625% due 07/31/2014 - 02/15/2020 valued at $1,022,604. Repurchase proceeds are $1,000,005.)		1,000,000		1,000,000	0.4%
0.200% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% - 3.625% due 05/31/2012 - 02/15/2020 valued at $2,028,539; U.S. Treasury Bonds 4.250% due 05/15/2039 valued at $921,002. Repurchase proceeds are $2,983,217.)		2,983,200		2,983,200	1.2%
0.200% due 10/06/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $512,169. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/06/2010 (Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 03/31/2012 - 10/15/2012 valued at $509,683. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.210% due 10/04/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $511,040. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.210% due 10/06/2010 (Dated 09/22/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.625% due 03/15/2013 - 02/15/2020 valued at $409,443. Repurchase proceeds are $400,002.)	$	400,000	$	400,000	0.2%
0.210% due 10/12/2010 (Dated 09/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2014 - 01/15/2027 valued at $618,499. Repurchase proceeds are $600,004.)		600,000		600,000	0.2%
0.210% due 10/12/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $257,057. Repurchase proceeds are $250,001.)		250,000		250,000	0.1%
0.210% due 10/12/2010 (Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $54,187. Repurchase proceeds are $53,000.)		53,000		53,000	0.0%
0.230% due 10/15/2010 (Dated 09/15/2010. Collateralized by U.S. Treasury Notes 2.125% - 3.625% due 02/28/2015 - 02/15/2020 valued at $1,546,653. Repurchase proceeds are $1,500,010.)		1,500,000		1,500,000	0.6%
0.240% due 10/19/2010 (Dated 09/15/2010. Collateralized by Ginnie Mae 5.500% due 10/20/2039 - 07/20/2040 valued at $316,953. Repurchase proceeds are $307,002.)		307,000		307,000	0.1%
0.250% due 10/01/2010 (Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $228,034. Repurchase proceeds are $222,402.)		222,400		222,400	0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $165,321. Repurchase proceeds are $162,076.)		162,076		162,076	0.1%
TD Securities (USA) LLC
0.220% due 10/05/2010 (Dated 09/27/2010. Collateralized by U.S. Treasury Notes 0.750% - 1.750% due 10/31/2011 - 11/30/2011 valued at $159,930. Repurchase proceeds are $156,601.)		156,600		156,600	0.1%

Total Repurchase Agreements				18,172,176	7.2%

JAPAN TREASURY BILLS
0.108% due 11/01/2010 - 12/06/2010 (f)	JPY	666,850,000		7,986,810	3.1%
U.S. TREASURY BILLS
0.109% due 11/01/2010 - 12/06/2010 (k)(f)				218,449	0.1%

See Accompanying Notes	Semiannual Report	September 30, 2010	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

	SHARES		MARKET VALUE (000S)	% OF NET ASSETS
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i)
Total PIMCO Short-Term Floating NAV Portfolio	2,413,794	$	24,181,390	9.6%

Total Short-Term Instruments (Cost $50,578,978)			50,757,864	20.1%

Total Investments (Cost $276,527,279)		$	287,350,477	113.9%

Written Options (q) (Premiums $738,837)			(756,016)	(0.3%)

Other Assets and Liabilities (Net)			(34,268,170)	(13.6%)

Net Assets		$	252,326,291	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains interest only securities.
(c)	The group contains principal only securities.
(d)	The grouping contains when-issued securities.
(e)	The group contains payment in-kind bond securities.
(f)	Coupon represents a weighted average yield.
(g)	The group contains securities which become interest bearing at a future date.
(h)	The group contains securities in which the principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $113,270 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Securities with an aggregate market value of $561,172 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $340,120 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2010.
(n)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $519,524 at a weighted average interest rate of -0.062%. On September 30, 2010, securities valued at $1,175,466 were pledged as collateral for reverse repurchase agreements.
(o)	Securities with an aggregate market value of $441,806 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	112,647	$208,404
90-Day Eurodollar December Futures	Long	12/2011	9,962	5,941
90-Day Eurodollar June Futures	Long	06/2011	50,056	35,402
90-Day Eurodollar June Futures	Long	06/2012	9,962	8,476
90-Day Eurodollar March Futures	Long	03/2011	137,170	94,252
90-Day Eurodollar March Futures	Long	03/2012	9,962	7,271
90-Day Eurodollar September Futures	Long	09/2011	16,851	9,530
U.S. Treasury 5-Year Note December Futures	Long	12/2010	12,914	8,398
U.S. Treasury 10-Year Note December Futures	Long	12/2010	101,056	75,718

				$453,392

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

(p)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	0.563%	$	8,880	$(24)	$0	$(24)
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	1.084%		1,800	20	62	(42)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	2.181%		15,000	1,330	0	1,330
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.899%		2,000	97	37	60
Barrick Gold Finance Co.	JPM	(0.530%	)	12/20/2016	0.763%		8,800	119	0	119
Block Financial LLC	BOA	(1.550%	)	03/20/2013	4.070%		32,100	1,837	(113)	1,950
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	4.070%		6,000	405	0	405
Block Financial LLC	DUB	(1.050%	)	03/20/2013	4.070%		5,000	344	0	344
Block Financial LLC	JPM	(1.270%	)	03/20/2013	4.070%		4,500	287	0	287
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	3.551%		18,000	(298)	0	(298)
CBS Corp.	JPM	(0.590%	)	09/20/2012	0.546%		15,000	(16)	0	(16)
Centex Corp.	BCLY	(1.000%	)	06/20/2016	1.856%		4,000	177	37	140
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.856%		12,500	552	119	433
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.735%		4,500	145	148	(3)
Centex Corp.	DUB	(1.000%	)	12/20/2010	0.808%		3,100	(2)	0	(2)
Centex Corp.	DUB	(1.000%	)	03/20/2011	0.808%		2,500	(3)	1	(4)
Centex Corp.	DUB	(1.000%	)	12/20/2017	1.937%		2,500	146	(9)	155
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.565%		1,500	30	20	10
Centex Corp.	GSC	(1.000%	)	06/20/2016	1.856%		3,120	138	0	138
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.222%		10,000	323	1,209	(886)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	2.222%		10,300	619	0	619
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	2.222%		8,000	(623)	0	(623)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	2.425%		6,250	(314)	0	(314)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.222%		10,200	702	0	702
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		19,000	1,045	1,663	(618)
Coventry Health Care, Inc.	DUB	(1.000%	)	03/20/2015	2.876%		7,500	566	684	(118)
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	2.752%		10,000	97	0	97
CSX Corp.	DUB	(1.550%	)	06/20/2017	0.612%		11,200	(671)	38	(709)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.466%		4,700	136	431	(295)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.466%		2,300	67	198	(131)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.867%		2,000	(8)	46	(54)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.697%		6,200	626	574	52
Domtar Corp.	SOG	(5.000%	)	09/20/2016	2.197%		31,500	(4,783)	(3,957)	(826)
DR Horton, Inc.	BCLY	(1.000%	)	06/20/2016	2.840%		26,000	2,390	1,623	767
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		10,000	876	783	93
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.840%		21,500	1,976	1,597	379
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	2.818%		3,700	324	373	(49)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.840%		4,500	414	472	(58)
DR Horton, Inc.	GSC	(1.000%	)	03/20/2014	2.360%		5,000	222	335	(113)
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	2.494%		3,000	165	163	2
DR Horton, Inc.	JPM	(1.000%	)	03/20/2015	2.619%		10,000	660	537	123
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.548%		10,000	(487)	789	(1,276)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	1.729%		16,500	(2,292)	0	(2,292)
FBG Finance Ltd.	BCLY	(2.140%	)	12/20/2014	0.765%		6,000	(342)	0	(342)
Fortune Brands, Inc.	DUB	(1.000%	)	03/20/2020	1.557%		12,000	529	416	113
Frontier Communications Corp.	BCLY	(5.000%	)	03/20/2013	2.114%		10,000	(709)	(602)	(107)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.296%		20,000	1,372	3,056	(1,684)
Hanson Ltd.	BNP	(1.000%	)	03/20/2013	1.600%		15,000	213	68	145
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	2.246%		33,000	2,180	1,130	1,050
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	2.296%		20,000	1,372	553	819
HCP, Inc.	CITI	(5.000%	)	03/20/2018	1.897%		4,500	(908)	(742)	(166)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	1.132%		7,350	42	0	42
HCP, Inc.	DUB	(3.860%	)	03/20/2018	1.937%		20,000	(2,501)	1,296	(3,797)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.132%		3,200	16	0	16

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HCP, Inc.	MLP	(0.650%	)	09/20/2016	1.886%	$	13,500	$896	$0	$896
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	1.484%		5,000	(412)	0	(412)
Health Management Associates, Inc.	BCLY	(1.000%	)	06/20/2016	3.694%		8,000	1,052	656	396
Health Management Associates, Inc.	BCLY	(5.000%	)	06/20/2016	3.694%		7,000	(458)	(801)	343
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		44,500	550	945	(395)
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	26.387%		10,000	2,236	0	2,236
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	20.696%		10,000	2,674	0	2,674
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.385%		3,000	22	10	12
JC Penney Corp., Inc.	DUB	(1.000%	)	09/20/2012	1.385%		400	3	4	(1)
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.808%		44,710	1,427	1,423	4
KB Home	BCLY	(5.000%	)	03/20/2015	4.383%		21,600	(553)	(1,584)	1,031
KB Home	BCLY	(5.000%	)	06/20/2015	4.468%		12,300	(285)	(936)	651
KB Home	BNP	(1.000%	)	06/20/2015	4.468%		5,000	704	465	239
KB Home	DUB	(1.000%	)	03/20/2014	3.999%		3,000	285	249	36
KB Home	DUB	(1.000%	)	03/20/2015	4.383%		5,000	658	491	167
KB Home	DUB	(5.000%	)	03/20/2015	4.383%		2,500	(64)	(194)	130
KB Home	GSC	(1.000%	)	03/20/2014	3.999%		7,000	666	329	337
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.301%		6,900	(29)	65	(94)
Kinder Morgan, Inc.	DUB	(1.000%	)	03/20/2016	1.759%		2,000	76	94	(18)
Kinder Morgan, Inc.	MSC	(1.000%	)	03/20/2016	1.759%		13,300	505	670	(165)
Lennar Corp.	BCLY	(5.000%	)	06/20/2015	4.122%		11,000	(413)	(888)	475
Lennar Corp.	BNP	(5.000%	)	03/20/2013	2.998%		9,000	(441)	(571)	130
Lennar Corp.	BNP	(5.000%	)	09/20/2014	3.815%		22,000	(967)	(1,448)	481
Lennar Corp.	BNP	(1.000%	)	06/20/2015	4.122%		20,000	2,556	2,099	457
Lennar Corp.	DUB	(0.785%	)	12/20/2011	1.832%		9,000	112	0	112
Lennar Corp.	DUB	(1.000%	)	03/20/2013	2.998%		6,800	320	262	58
Lennar Corp.	DUB	(1.000%	)	06/20/2015	4.122%		3,500	447	366	81
Lennar Corp.	DUB	(5.000%	)	06/20/2015	4.122%		5,000	(188)	(440)	252
Lennar Corp.	GSC	(1.000%	)	12/20/2011	1.808%		9,000	86	225	(139)
Lennar Corp.	GSC	(1.000%	)	09/20/2014	3.815%		4,500	452	483	(31)
Lennar Corp.	GSC	(5.000%	)	06/20/2015	4.122%		4,000	(150)	(235)	85
Lennar Corp.	GSC	(1.000%	)	06/20/2016	4.352%		4,000	633	478	155
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	1.826%		13,000	365	0	365
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	1.125%		5,590	(335)	0	(335)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	1.125%		15,880	(33)	0	(33)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.267%		7,600	215	836	(621)
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	1.768%		1,250	38	96	(58)
Limited Brands, Inc.	BNP	(1.000%	)	09/20/2017	2.232%		22,000	1,639	1,835	(196)
Limited Brands, Inc.	BOA	(1.000%	)	12/20/2014	1.768%		5,000	153	216	(63)
Limited Brands, Inc.	BOA	(1.000%	)	09/20/2017	2.232%		10,000	745	907	(162)
Limited Brands, Inc.	BOA	(1.000%	)	06/20/2019	2.369%		20,400	1,989	1,603	386
Limited Brands, Inc.	DUB	(1.000%	)	09/20/2017	2.232%		7,600	566	798	(232)
Limited Brands, Inc.	DUB	(4.800%	)	09/20/2017	2.302%		43,000	(6,564)	0	(6,564)
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.302%		2,700	(92)	150	(242)
Limited Brands, Inc.	RBS	(4.500%	)	09/20/2017	2.302%		18,700	(2,513)	0	(2,513)
Macy's Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	1.827%		11,810	(2,736)	0	(2,736)
Macy's Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	1.827%		10,000	(2,489)	0	(2,489)
Macy's Retail Holdings, Inc.	BNP	(1.000%	)	03/20/2012	0.908%		57,400	(95)	656	(751)
Macy's Retail Holdings, Inc.	BNP	(1.000%	)	09/20/2012	1.054%		13,000	10	68	(58)
Macy's Retail Holdings, Inc.	BNP	(1.000%	)	09/20/2015	1.775%		9,000	321	371	(50)
Macy's Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2012	0.908%		15,000	(25)	144	(169)
Macy's Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	0.949%		7,000	(625)	0	(625)
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.226%		5,000	(150)	433	(583)
Macy's Retail Holdings, Inc.	BOA	(1.000%	)	09/20/2015	1.775%		3,800	136	423	(287)
Macy's Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	1.827%		8,000	(1,958)	0	(1,958)

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Macy's Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	1.188%	$	16,800	$72	$328	$(256)
Macy's Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	1.827%		10,000	(306)	1,103	(1,409)
Macy's Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	1.939%		15,000	784	709	75
Macy's Retail Holdings, Inc.	RBS	(2.640%	)	09/20/2017	2.065%		22,500	(809)	1,376	(2,185)
Manpower, Inc.	GSC	(2.500%	)	06/20/2013	1.411%	EUR	45,500	(1,834)	(2,684)	850
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.693%	$	2,200	103	400	(297)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.291%		10,000	(226)	2,739	(2,965)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.291%		1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	0.627%		15,000	94	0	94
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	06/20/2019	1.443%		15,300	504	0	504
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.846%		18,100	291	196	95
Masco Corp.	CITI	(4.240%	)	03/20/2017	3.059%		9,020	(595)	0	(595)
Masco Corp.	DUB	(1.000%	)	09/20/2012	1.846%		15,000	241	360	(119)
Masco Corp.	DUB	(1.000%	)	06/20/2015	2.732%		4,000	296	270	26
Masco Corp.	DUB	(1.000%	)	12/20/2016	2.943%		1,000	103	110	(7)
Masco Corp.	GSC	(1.000%	)	09/20/2012	1.846%		5,200	84	54	30
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.960%		3,000	323	269	54
Masco Corp.	JPM	(1.000%	)	09/20/2012	1.846%		5,400	87	80	7
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.732%		5,000	370	232	138
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.893%		5,000	126	0	126
Masco Corp.	MSC	(1.000%	)	09/20/2012	1.846%		12,000	193	327	(134)
Masco Corp.	MSC	(0.680%	)	09/20/2013	2.243%		10,000	443	0	443
Masco Corp.	UBS	(4.650%	)	12/20/2016	3.041%		10,000	(870)	0	(870)
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.573%		10,000	50	0	50
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.813%		9,000	198	0	198
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	1.763%		3,000	90	0	90
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	1.313%		10,500	(13)	0	(13)
Motorola, Inc.	DUB	(1.000%	)	12/20/2011	0.300%		8,400	(75)	99	(174)
Motorola, Inc.	DUB	(1.000%	)	12/20/2012	0.407%		9,100	(123)	269	(392)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.648%		2,400	(170)	0	(170)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.603%		7,900	311	70	241
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.648%		11,700	456	0	456
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.648%		5,200	347	721	(374)
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	1.648%		9,000	440	0	440
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		39,900	426	402	24
New York Times Co.	BNP	(1.000%	)	03/20/2015	2.449%		11,300	674	684	(10)
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.449%		10,630	(1,139)	(952)	(187)
New York Times Co.	GSC	(1.000%	)	03/20/2015	2.449%		5,000	298	235	63
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	4.523%		10,000	(145)	(180)	35
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		37,000	(537)	524	(1,061)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	4.523%		10,000	(145)	64	(209)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	4.523%		16,000	(232)	(849)	617
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	1.270%		10,200	355	0	355
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	1.272%		10,000	94	0	94
Pactiv Corp.	MSC	(5.000%	)	06/20/2017	5.220%		9,800	95	(677)	772
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.360%		25,000	(175)	0	(175)
Pearson Dollar Finance PLC	BCLY	(0.730%	)	06/20/2018	0.638%		7,000	(48)	0	(48)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		10,000	(97)	0	(97)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.450%		5,000	(71)	5	(76)
Pioneer Natural Resources Co.	MSC	(1.000%	)	09/20/2016	1.917%		20,835	1,022	1,533	(511)
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	7.590%		9,500	2,785	0	2,785
ProLogis	CITI	(1.000%	)	06/20/2012	2.536%		10,500	269	223	46
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2013	2.253%		10,250	304	180	124
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2014	2.599%		35,000	1,814	1,578	236

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pulte Group, Inc.	DUB	(1.000%	)	09/20/2011	1.660%	$	15,400	$94	$57	$37
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	0.376%		5,000	7	0	7
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		12,500	(145)	981	(1,126)
Rexam PLC	RBS	(1.450%	)	06/20/2013	1.035%		4,000	(46)	273	(319)
Rohm and Haas Co.	BNP	(1.000%	)	09/20/2017	0.815%		30,000	(369)	(437)	68
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.830%		4,665	(235)	0	(235)
Rohm and Haas Co.	BOA	(0.700%	)	09/20/2017	0.830%		13,425	110	0	110
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.815%		1,500	(18)	(16)	(2)
Rohm and Haas Co.	CITI	(0.540%	)	09/20/2017	0.830%		7,000	130	0	130
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	1.591%		2,800	23	0	23
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.591%		9,000	331	399	(68)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.548%		15,000	541	220	321
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.753%		17,300	(2,060)	(1,598)	(462)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		25,000	(716)	0	(716)
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2012	1.237%		42,000	133	(84)	217
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	2.242%		800	35	34	1
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2017	2.802%		900	90	84	6
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.894%		10,000	(207)	0	(207)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.753%		7,700	704	962	(258)
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	2.730%		2,200	216	158	58
Ryland Group, Inc.	BNP	(1.000%	)	06/20/2017	2.730%		28,500	2,800	1,700	1,100
Ryland Group, Inc.	BNP	(5.000%	)	06/20/2020	2.902%		9,000	(1,398)	(1,621)	223
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	2.452%		9,000	535	669	(134)
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	2.730%		900	88	67	21
Seagate Technology HDD Holdings	DUB	(5.000%	)	12/20/2011	2.201%		7,700	(272)	(423)	151
Seagate Technology HDD Holdings	GSC	(1.000%	)	12/20/2011	2.201%		20,800	295	198	97
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	2.201%		11,100	(14)	735	(749)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	1.338%		9,250	72	517	(445)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	1.483%		11,000	(359)	0	(359)
Sprint Nextel Corp.	DUB	(5.000%	)	03/20/2012	1.448%		2,500	(134)	(127)	(7)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%	)	03/20/2013	1.045%		10,000	8	143	(135)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%	)	12/20/2014	1.484%		47,000	904	1,741	(837)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	0.861%		33,000	(89)	(32)	(57)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.861%		5,500	(400)	(167)	(233)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2013	1.045%		8,500	7	144	(137)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.045%		2,000	(197)	(97)	(100)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	12/20/2015	1.667%		5,500	177	396	(219)
Starwood Hotels & Resorts Worldwide, Inc.	SOG	(5.000%	)	03/20/2013	1.045%		9,500	(933)	(861)	(72)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.132%		12,000	(62)	0	(62)
Temple-Inland, Inc.	BCLY	(1.000%	)	06/20/2012	1.056%		6,000	4	61	(57)
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	2.235%		7,430	(2,121)	0	(2,121)
Temple-Inland, Inc.	BOA	(1.000%	)	03/20/2018	2.168%		4,000	298	209	89
Temple-Inland, Inc.	DUB	(1.000%	)	03/20/2018	2.168%		4,000	298	156	142
Toll Brothers Finance Corp.	BCLY	(1.000%	)	12/20/2017	2.334%		36,000	2,957	1,746	1,211
Toll Brothers Finance Corp.	BCLY	(5.000%	)	12/20/2017	2.334%		32,500	(5,404)	(6,822)	1,418

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Toll Brothers Finance Corp.	BNP	(1.000%	)	06/20/2015	2.057%	$	10,000	$460	$262	$198
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	2.334%		15,000	1,232	814	418
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.465%		7,000	752	250	502
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	2.465%		3,000	322	262	60
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	2.334%		2,700	222	71	151
Toll Brothers Finance Corp.	MSC	(1.390%	)	09/20/2013	1.673%		9,800	76	0	76
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		7,500	14	494	(480)
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	0.666%		6,500	(128)	0	(128)
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.545%		4,000	72	136	(64)
Tyson Foods, Inc.	GSC	(1.000%	)	03/20/2014	1.545%		31,000	557	1,474	(917)
Tyson Foods, Inc.	JPM	(1.000%	)	03/20/2014	1.545%		12,000	215	794	(579)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.092%		19,000	(1,160)	0	(1,160)
Universal Corp.	DUB	(1.000%	)	12/20/2014	2.110%		33,000	1,438	580	858
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	2.625%		2,575	240	129	111
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.625%		8,000	556	303	253
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	2.625%		7,000	358	50	308
UST LLC	BCLY	(0.700%	)	03/20/2018	0.341%		24,000	(611)	0	(611)
UST LLC	CITI	(1.000%	)	03/20/2018	0.341%		2,500	(116)	(133)	17
UST LLC	DUB	(1.000%	)	03/20/2018	0.341%		1,500	(70)	(74)	4
VTB Bank Via VTB Capital SA	BCLY	(2.150%	)	05/20/2013	2.881%		15,000	158	6,476	(6,318)
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	0.513%		25,000	(1,184)	373	(1,557)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	0.513%		23,200	(1,274)	0	(1,274)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.019%		20,000	1,508	318	1,190
Whirlpool Corp.	DUB	(1.000%	)	12/20/2012	0.974%		600	(1)	(2)	1

								$15,281	$45,665	$(30,384)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	5.000%	03/20/2020	4.134%	$	30,000	$1,625	$1,141	$484
American International Group, Inc.	BCLY	6.500%	12/20/2013	1.855%		4,500	654	0	654
American International Group, Inc.	BOA	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	BOA	5.000%	12/20/2011	1.118%		41,000	2,006	(1,230)	3,236
American International Group, Inc.	CITI	5.000%	03/20/2012	1.273%		5,500	308	182	126
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%		60,000	2,936	(2,200)	5,136
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		17,400	698	(4,002)	4,700
American International Group, Inc.	UBS	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	UBS	5.000%	12/20/2011	1.118%		48,000	2,348	(2,440)	4,788
Australia Government Bond	DUB	1.000%	03/20/2015	0.394%		150,000	4,036	2,589	1,447
Australia Government Bond	DUB	1.000%	06/20/2015	0.413%		25,000	686	654	32
Australia Government Bond	RBS	1.000%	06/20/2015	0.413%		25,000	686	678	8

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	UBS	1.000%	03/20/2015	0.394%	$	50,000	$1,345	$693	$652
Australia Government Bond	UBS	1.000%	06/20/2015	0.413%		50,000	1,371	1,330	41
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.328%		20,000	(177)	0	(177)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	1.536%		65,000	(1,453)	(1,169)	(284)
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	1.536%		25,000	(559)	(468)	(91)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		162,200	(3,627)	(2,827)	(800)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	1.536%		25,000	(559)	(434)	(125)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.492%		25,000	(486)	(494)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		65,000	(1,453)	(932)	(521)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		111,400	(2,491)	(1,718)	(773)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	1.577%		30,000	(759)	(962)	203
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.577%		20,000	(506)	(816)	310
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.646%		15,000	(465)	(463)	(2)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%		77,000	(1,722)	(1,445)	(277)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		3,300	(74)	(60)	(14)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%		6,700	26	(486)	512
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		5,700	22	(403)	425
BP Capital Markets PLC	BOA	5.000%	09/20/2011	0.641%		25,000	1,105	(506)	1,611
BP Capital Markets PLC	CSFB	5.000%	09/20/2011	0.641%		25,000	1,105	(324)	1,429
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		99,500	4,398	(1,480)	5,878
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		13,100	50	(677)	727
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		15,800	60	(1,162)	1,222
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		5,900	261	(153)	414
BP Capital Markets PLC	MSC	5.000%	09/20/2011	0.641%		25,000	1,105	(411)	1,516
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.671%		15,000	91	0	91
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.852%		20,900	405	0	405
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.067%		75,000	(195)	(1,413)	1,218
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		127,100	(535)	(1,967)	1,432
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		240,700	(1,396)	(2,853)	1,457
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.154%		50,000	(367)	(470)	103
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%		34,600	(201)	(407)	206
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		21,000	(122)	(330)	208

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%	$	55,000	$80	$199	$(119)
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		70,000	(406)	(777)	371
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.191%		10,000	556	0	556
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.408%		25,000	(845)	(788)	(57)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		65,000	95	248	(153)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%		20,000	54	97	(43)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%		7,500	45	0	45
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		61,800	(260)	(873)	613
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.128%		110,000	(638)	(1,220)	582
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%		75,000	(551)	(494)	(57)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%		50,000	(1,690)	(1,656)	(34)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%		15,000	41	39	2
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.067%		100,000	(260)	(1,931)	1,671
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		30,800	(130)	(414)	284
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.487%		25,000	37	102	(65)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		247,900	(1,044)	(3,142)	2,098
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		130,500	(757)	(1,332)	575
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.154%		50,000	(367)	(395)	28
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.408%		110,000	(3,718)	(3,489)	(229)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%		75,000	109	309	(200)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%		25,000	(65)	(506)	441
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		40,000	(168)	(420)	252
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		107,000	(620)	(1,219)	599
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.408%		25,000	(845)	(788)	(57)
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.872%		15,000	425	0	425
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%		300	15	0	15
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.630%		50,000	505	0	505
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.852%		47,000	957	0	957

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.012%	$	15,000	$448	$0	$448
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%		31,500	(133)	(305)	172
Brazil Government International Bond	MSC	1.000%	09/20/2015	1.128%		25,000	(145)	(157)	12
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.154%		50,000	(367)	(470)	103
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.237%		6,000	118	0	118
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%		50,000	137	225	(88)
Brazil Government International Bond	RBS	1.000%	03/20/2015	1.067%		50,000	(130)	(989)	859
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		20,000	55	95	(40)
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		27,600	(160)	(261)	101
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		30,000	76	0	76
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	1.454%		13,330	99	0	99
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	1.454%		13,330	112	0	112
California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	1.454%		13,330	132	0	132
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.696%		25,000	(2,933)	0	(2,933)
Canada Government Bond	GSC	1.000%	03/20/2015	0.395%		10,000	269	243	26
China Government International Bond	BCLY	1.000%	03/20/2015	0.605%		50,000	880	520	360
China Government International Bond	BCLY	1.000%	06/20/2015	0.637%		50,000	851	817	34
China Government International Bond	BCLY	1.000%	12/20/2015	0.692%		75,000	1,190	1,074	116
China Government International Bond	BNP	1.000%	06/20/2015	0.637%		25,000	425	384	41
China Government International Bond	BNP	1.000%	09/20/2015	0.666%		15,000	246	93	153
China Government International Bond	BOA	0.780%	12/20/2014	0.569%		50,000	449	0	449
China Government International Bond	BOA	1.000%	06/20/2015	0.637%		126,600	2,153	1,811	342
China Government International Bond	BOA	1.000%	09/20/2015	0.666%		50,000	822	402	420
China Government International Bond	BOA	1.000%	12/20/2015	0.692%		25,000	397	363	34
China Government International Bond	CITI	1.000%	06/20/2015	0.637%		24,900	424	388	36

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%	$	85,000	$1,496	$411	$1,085
China Government International Bond	CSFB	1.000%	06/20/2015	0.637%		25,000	425	136	289
China Government International Bond	DUB	1.000%	03/20/2015	0.605%		30,000	528	312	216
China Government International Bond	DUB	1.000%	12/20/2015	0.692%		25,000	397	349	48
China Government International Bond	GSC	1.000%	09/20/2015	0.666%		25,000	411	183	228
China Government International Bond	JPM	1.000%	03/20/2015	0.605%		35,000	616	157	459
China Government International Bond	JPM	1.000%	06/20/2015	0.637%		60,000	1,021	494	527
China Government International Bond	JPM	1.000%	09/20/2015	0.666%		10,000	164	62	102
China Government International Bond	JPM	1.000%	12/20/2015	0.692%		25,000	396	349	47
China Government International Bond	MSC	1.000%	03/20/2015	0.605%		100,000	1,760	463	1,297
China Government International Bond	MSC	1.000%	12/20/2015	0.692%		50,000	793	711	82
China Government International Bond	RBS	1.000%	03/20/2015	0.605%		20,000	352	198	154
China Government International Bond	RBS	1.000%	06/20/2015	0.637%		104,600	1,779	1,382	397
China Government International Bond	RBS	1.000%	12/20/2015	0.692%		25,000	396	362	34
China Government International Bond	UBS	1.000%	03/20/2015	0.605%		25,000	440	119	321
China Government International Bond	UBS	1.000%	06/20/2015	0.637%		25,000	425	396	29
China Government International Bond	UBS	1.000%	09/20/2015	0.666%		25,000	411	219	192
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		61,400	41	(410)	451
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%		9,100	1	(65)	66
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		19,800	13	(106)	119
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%		55,000	37	(369)	406
Citigroup, Inc.	BOA	1.000%	09/20/2011	1.025%		10,000	1	(67)	68
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		30,100	20	(171)	191
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%		16,300	1	(69)	70
Citigroup, Inc.	JPM	1.000%	12/20/2010	0.923%		19,700	(40)	25	(65)
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%		5,700	0	(31)	31
Citigroup, Inc.	MSC	1.000%	12/20/2010	0.923%		50,000	24	(182)	206
Citigroup, Inc.	MSC	1.000%	06/20/2011	0.923%		70,200	(53)	(159)	106
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		111,400	75	(637)	712
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%		21,100	1	(124)	125
Dell, Inc.	BCLY	1.000%	09/20/2013	0.637%		14,100	155	74	81
Dell, Inc.	CITI	1.000%	09/20/2013	0.637%		19,400	214	111	103
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%		6,000	(2)	(154)	152
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%		6,000	(2)	(154)	152
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%		5,000	(1)	(185)	184
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		16,000	46	11	35
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%		16,000	(4)	(453)	449
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.014%		5,000	(1)	(185)	184

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	1.139%	$	25,000	$(165)	$(161)	$(4)
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.139%		25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%		17,000	(4)	(460)	456
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.462%		10,000	(561)	0	(561)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	1.359%		10,000	106	0	106
France Government Bond	BCLY	0.250%	03/20/2015	0.740%		100,000	(2,120)	(1,689)	(431)
France Government Bond	BOA	0.250%	03/20/2015	0.740%		71,800	(1,522)	(1,230)	(292)
France Government Bond	BOA	0.250%	12/20/2015	0.796%		25,000	(681)	(679)	(2)
France Government Bond	CITI	0.250%	03/20/2015	0.740%		65,000	(1,378)	(1,053)	(325)
France Government Bond	CITI	0.250%	06/20/2015	0.761%		200,000	(4,650)	(3,996)	(654)
France Government Bond	DUB	0.250%	03/20/2015	0.740%		50,000	(1,060)	(631)	(429)
France Government Bond	DUB	0.250%	06/20/2015	0.761%		50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	03/20/2015	0.740%		211,600	(4,486)	(3,388)	(1,098)
France Government Bond	GSC	0.250%	06/20/2015	0.761%		50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	12/20/2015	0.796%		50,000	(1,362)	(1,381)	19
France Government Bond	JPM	0.250%	03/20/2015	0.740%		30,000	(636)	0	(636)
France Government Bond	JPM	0.250%	12/20/2015	0.796%		50,000	(1,362)	(1,393)	31
France Government Bond	RBS	0.250%	03/20/2015	0.740%		70,300	(1,490)	(1,205)	(285)
France Government Bond	UBS	0.250%	09/20/2015	0.780%		54,000	(1,365)	(1,431)	66
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.870%	11/20/2011	1.454%		50,000	(171)	0	(171)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%		7,200	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		32,500	(73)	0	(73)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%		22,300	1,400	459	941
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		33,800	(656)	0	(656)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.584%		50,000	(800)	0	(800)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.584%		25,000	10	0	10
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.623%		40,000	(347)	0	(347)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.681%		25,000	1,869	0	1,869

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.681%	$	30,000	$2,947	$0	$2,947
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%		20,000	2,377	560	1,817
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,557)	1,113
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%		22,800	(4)	0	(4)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.136%		10,000	(22)	0	(22)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.201%		14,400	555	674	(119)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.346%		25,000	(119)	(498)	379
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%		7,300	694	0	694
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.733%		34,400	(993)	(1,730)	737
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.112%		60,400	(183)	(738)	555
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%		49,000	1,889	2,591	(702)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.346%		100,000	(476)	(2,105)	1,629
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%		25,000	1,570	332	1,238
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.692%		120,500	14,324	4,012	10,312
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.733%		25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%		8,600	3	0	3
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%		7,000	208	(340)	548
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		17,300	1,266	0	1,266
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		57,300	4,777	0	4,777
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.681%		50,000	4,912	0	4,912
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.681%		46,900	4,718	0	4,718
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.712%		30,000	2,116	0	2,116
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.712%		50,000	3,561	0	3,561
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.712%		25,900	1,871	0	1,871
General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.712%		15,000	1,134	0	1,134
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.712%		50,000	3,863	0	3,863
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		50,000	6,262	1,187	5,075
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.733%		25,000	(722)	(1,123)	401

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.810%	$	25,000	$(923)	$(876)	$(47)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.136%		10,400	(26)	0	(26)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		6,000	(1)	(46)	45
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.136%		1,100	22	(71)	93
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%		10,000	(17)	(285)	268
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%		900	3	0	3
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.582%		55,000	5,067	1,269	3,798
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.612%		30,000	2,974	634	2,340
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.681%		24,700	2,040	0	2,040
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.681%		20,000	1,965	0	1,965
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%		34,100	3,457	0	3,457
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.712%		10,000	773	0	773
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.712%		25,000	1,973	0	1,973
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.692%		49,800	5,920	1,615	4,305
General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.810%		110,000	(4,063)	(4,219)	156
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.831%		40,000	(1,581)	(1,687)	106
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		37,100	(1,527)	(2,466)	939
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		6,400	(2)	0	(2)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		2,900	101	0	101
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.136%		14,000	(48)	0	(48)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		16,400	487	245	242
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.346%		450,000	(2,144)	(9,525)	7,381
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.623%		10,000	(87)	0	(87)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		24,200	933	1,250	(317)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.413%		11,800	(80)	(223)	143
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.733%		75,000	(2,165)	(3,867)	1,702
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.810%		15,000	(554)	(526)	(28)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.885%		10,000	(798)	0	(798)

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%	$	5,500	$(9)	$(84)	$75
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,368)	924
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.810%		85,000	(3,140)	(3,104)	(36)
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.346%		100,000	(476)	(2,045)	1,569
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.733%		65,000	(1,876)	(3,362)	1,486
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.936%		28,000	12	90	(78)
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	0.936%		10,000	6	11	(5)
Goldman Sachs Group, Inc.	JPM	1.000%	12/20/2010	0.936%		8,400	4	(41)	45
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	0.936%		50,000	39	(802)	841
HCA, Inc.	JPM	1.000%	06/20/2011	1.594%		25,000	(99)	(213)	114
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.372%		45,000	(777)	(1,438)	661
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.372%		35,000	(604)	(951)	347
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		15,000	(259)	(435)	176
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		12,100	(209)	(274)	65
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.372%		10,000	(173)	(218)	45
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.402%		25,000	54	0	54
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		25,000	(432)	(620)	188
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.372%		10,000	(173)	(333)	160
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.372%		25,000	(432)	(792)	360
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		35,000	(604)	(814)	210
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.402%		30,000	69	0	69
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		25,000	(432)	(623)	191
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		44,300	444	0	444
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.527%		50,000	514	0	514
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%		24,270	177	0	177
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.372%		65,000	(1,122)	(1,465)	343
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	204,500	(396)	0	(396)
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	2.117%	$	28,000	223	(2,175)	2,398
International Lease Finance Corp.	JPM	5.000%	12/20/2010	2.117%		5,000	40	(412)	452

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp.	UBS	5.000%	12/20/2010	2.117%	$	10,000	$80	$(900)	$980
International Lease Finance Corp.	UBS	5.000%	03/20/2011	2.117%		10,000	151	(800)	951
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		75,000	1,672	703	969
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		131,700	2,936	1,057	1,879
Japan Government International Bond	BOA	1.000%	06/20/2015	0.541%		100,000	2,155	944	1,211
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%		125,000	2,602	2,043	559
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		33,300	668	619	49
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		28,700	640	220	420
Japan Government International Bond	DUB	1.000%	06/20/2015	0.541%		20,000	431	177	254
Japan Government International Bond	DUB	1.000%	12/20/2015	0.610%		41,700	837	786	51
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		217,800	4,856	1,785	3,071
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%		44,900	968	53	915
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		50,000	1,041	806	235
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%		65,000	1,401	68	1,333
Japan Government International Bond	JPM	1.000%	09/20/2015	0.577%		75,000	1,561	1,220	341
Japan Government International Bond	MSC	1.000%	06/20/2015	0.541%		50,000	1,077	117	960
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		25,000	502	452	50
Japan Government International Bond	RBS	1.000%	03/20/2015	0.500%		35,000	780	353	427
Japan Government International Bond	RBS	1.000%	06/20/2015	0.541%		30,100	649	246	403
Japan Government International Bond	RBS	1.000%	12/20/2015	0.610%		50,000	1,004	930	74
Japan Government International Bond	UBS	1.000%	06/20/2015	0.541%		35,000	754	463	291
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.341%		15,000	102	65	37
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.525%		10,000	103	0	103
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.341%		28,000	190	150	40
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.341%		25,000	169	92	77
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.525%		9,000	77	0	77
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.731%		25,000	(848)	(951)	103
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	1.066%		50,000	8	(40)	48
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		600	(1)	(1)	0

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	1.151%	$	28,000	$(33)	$(94)	$61
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		35,000	(6)	(293)	287
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		11,600	(14)	(14)	0
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	1.151%		50,000	(58)	(162)	104
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	1.151%		93,200	(108)	(231)	123
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		26,500	(566)	(1,434)	868
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,584)	242
MetLife, Inc.	BOA	1.000%	09/20/2020	2.326%		10,000	(1,027)	(1,146)	119
MetLife, Inc.	CSFB	1.000%	09/20/2013	1.752%		20,000	(427)	(919)	492
MetLife, Inc.	DUB	1.000%	12/20/2010	1.068%		10,000	2	(48)	50
MetLife, Inc.	DUB	5.000%	06/20/2012	1.391%		120,000	7,586	4,472	3,114
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%		25,000	(1,123)	(1,561)	438
MetLife, Inc.	GSC	1.000%	12/20/2015	2.224%		27,000	(1,563)	(1,638)	75
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,694)	352
MetLife, Inc.	JPM	1.000%	12/20/2015	2.224%		23,000	(1,331)	(1,415)	84
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%		21,400	(457)	(1,004)	547
MetLife, Inc.	UBS	1.000%	12/20/2010	1.068%		15,000	2	(48)	50
MetLife, Inc.	UBS	1.000%	09/20/2013	1.752%		10,000	(214)	(490)	276
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.658%		20,000	38	40	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		50,000	(246)	(1,080)	834
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		75,000	(621)	(757)	136
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		19,800	(164)	(280)	116
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%		129,800	(1,074)	(1,028)	(46)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		25,000	(207)	(218)	11
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		50,000	54	89	(35)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%		25,000	(207)	(314)	107
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%		15,000	29	22	7
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		45,000	48	101	(53)
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.121%		22,300	(110)	(472)	362
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		35,000	37	73	(36)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%		6,950	(108)	0	(108)
Mexico Government International Bond	MSC	1.000%	12/20/2015	1.205%		25,000	(248)	(356)	108
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.121%		25,000	(123)	(529)	406
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%		19,100	(158)	(270)	112
Morgan Stanley	BCLY	1.000%	12/20/2010	1.031%		25,000	6	0	6
Morgan Stanley	BNP	1.000%	03/20/2011	1.031%		20,000	3	(21)	24
Morgan Stanley	BOA	1.000%	12/20/2010	1.031%		55,000	13	(27)	40
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%		30,000	5	(32)	37
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%		17,200	1	62	(61)

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	CITI	1.000%	12/20/2010	1.031%	$	25,000	$6	$0	$6
Morgan Stanley	CITI	1.000%	09/20/2011	1.115%		10,000	(8)	(107)	99
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%		39,300	6	(42)	48
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		78,900	6	(259)	265
Morgan Stanley	SOG	1.000%	09/20/2011	1.115%		6,000	(5)	(60)	55
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%		13,600	(11)	(58)	47
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%		12,500	47	0	47
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	1.613%		12,500	66	0	66
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%		12,500	58	0	58
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%		12,500	70	0	70
Panama Government International Bond	DUB	1.170%	04/20/2017	1.188%		14,000	59	0	59
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.638%		4,600	14	0	14
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%		12,600	34	0	34
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%		44,400	133	0	133
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		23,000	(127)	(127)	0
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.405%		4,100	(81)	(83)	2
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.817%		10,000	1,215	(179)	1,394
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.817%		5,000	608	(89)	697
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.969%		10,000	4	(21)	25
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	1.484%		10,000	192	0	192
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	2.090%		10,000	(675)	(950)	275
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.969%		15,000	6	(16)	22
Republic of Germany	BCLY	0.250%	03/20/2015	0.335%		50,000	(183)	(293)	110
Republic of Germany	BCLY	0.250%	06/20/2015	0.356%		25,000	(121)	(279)	158
Republic of Germany	BNP	0.250%	03/20/2015	0.335%		30,000	(110)	54	(164)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%		50,000	(241)	(534)	293
Republic of Germany	CITI	0.250%	06/20/2015	0.356%		125,000	(602)	(1,488)	886
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%		40,300	(157)	(403)	246
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%		59,700	(233)	(628)	395
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.937%		17,000	(689)	(247)	(442)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.937%		25,000	(1,013)	(444)	(569)
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.937%		18,000	(730)	(254)	(476)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%		10,000	(405)	(178)	(227)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.937%		25,000	(1,013)	(467)	(546)

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	$	25,000	$30	$(26)	$56
SLM Corp.	BCLY	5.000%	09/20/2011	2.949%		2,800	59	(196)	255
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		25,600	173	(2,055)	2,228
SLM Corp.	BOA	5.000%	09/20/2011	2.949%		10,500	223	(1,312)	1,535
SLM Corp.	BOA	5.000%	12/20/2011	3.115%		44,200	1,065	(3,536)	4,601
SLM Corp.	CITI	5.000%	06/20/2011	2.664%		25,000	457	(1,812)	2,269
SLM Corp.	CITI	5.000%	09/20/2011	2.949%		20,000	666	0	666
SLM Corp.	CITI	5.000%	09/20/2013	4.388%		20,000	362	(500)	862
SLM Corp.	DUB	5.000%	09/20/2011	2.949%		20,000	425	(50)	475
SLM Corp.	DUB	5.000%	09/20/2014	4.873%		1,400	8	(158)	166
SLM Corp.	GSC	5.000%	09/20/2011	2.949%		5,000	106	0	106
SLM Corp.	JPM	5.000%	09/20/2011	2.949%		33,400	709	(251)	960
SLM Corp.	MSC	5.000%	12/20/2010	2.664%		15,000	101	(225)	326
SLM Corp.	MSC	5.000%	12/20/2011	3.115%		15,000	361	(1,275)	1,636
SLM Corp.	UBS	5.000%	12/20/2011	3.115%		40,000	964	(2,200)	3,164
South Korea Government Bond	BCLY	0.550%	12/20/2010	0.478%		25,000	8	0	8
South Korea Government Bond	BCLY	1.000%	12/20/2015	1.004%		25,000	3	(49)	52
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%		10,000	3	0	3
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%		20,000	56	81	(25)
South Korea Government Bond	DUB	1.000%	12/20/2015	1.004%		25,000	3	(37)	40
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		9,000	25	42	(17)
South Korea Government Bond	JPM	0.600%	12/20/2010	0.478%		25,000	11	0	11
Swedbank AB	BNP	5.000%	09/20/2014	1.106%	EUR	25,000	5,143	4,064	1,079
Sweden Government Bond	JPM	1.000%	03/20/2015	0.303%	$	30,000	928	801	127
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.436%	EUR	225,000	(2,452)	(2,919)	467
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.436%		45,000	(490)	(218)	(272)
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.436%		25,000	(272)	(408)	136
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.436%		125,000	(1,362)	(2,163)	801
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.456%		50,000	(637)	(526)	(111)
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.436%		50,000	(545)	(582)	37
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.436%		75,000	(817)	(1,252)	435
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.436%		50,000	(545)	(687)	142
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.456%		25,000	(318)	(221)	(97)
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.436%		50,000	(545)	(711)	166
UBS AG	BNP	0.760%	03/20/2013	0.780%	$	30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		8,800	160	66	94
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		100,000	1,819	569	1,250
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		25,000	454	178	276
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		100,000	1,819	424	1,395
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		200,000	3,636	1,549	2,087
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		50,000	909	538	371
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.590%		135,000	2,455	432	2,023
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		175,000	3,181	1,560	1,621
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		550,000	10,003	1,892	8,111

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%	$	25,000	$454	$172	$282
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.645%		25,000	454	375	79
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		8,900	162	66	96
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		100,000	1,819	812	1,007
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		75,000	1,363	526	837
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		14,600	266	109	157
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.590%		30,000	(442)	(339)	(103)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.590%		200,000	3,637	1,757	1,880
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.567%		28,900	525	202	323
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		275,000	5,001	1,117	3,884
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		50,000	909	527	382
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.610%		100,000	1,818	1,202	616
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.524%		14,205	188	105	83
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		10,900	144	97	47
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.524%		15,000	198	75	123
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		15,000	131	131	0
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		40,000	350	256	94
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.415%		75,000	121	226	(105)
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.415%		33,500	152	222	(70)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.692%		4,500	62	0	62
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.470%		12,400	68	74	(6)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.470%		18,000	99	85	14

							$112,683	$(119,841)	$232,524

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$	75,200	$8,287	$8,835	$(548)
CDX.EM-12 Index	DUB	5.000%	12/20/2014		124,900	13,764	14,192	(428)
CDX.EM-12 Index	GSC	5.000%	12/20/2014		24,300	2,678	2,892	(214)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014		25,000	2,755	2,900	(145)
CDX.EM-12 Index	JPM	5.000%	12/20/2014		25,000	2,755	2,837	(82)
CDX.EM-12 Index	MSC	5.000%	12/20/2014		25,000	2,755	2,963	(208)
CDX.EM-12 Index	UBS	5.000%	12/20/2014		50,000	5,510	4,975	535
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		711,200	88,134	88,665	(531)
CDX.EM-13 Index	CITI	5.000%	06/20/2015		20,000	2,479	2,290	189
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		32,400	4,015	4,200	(185)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		526,500	65,245	66,005	(760)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		50,700	6,283	6,337	(54)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		977,700	121,159	122,640	(1,481)
CDX.EM-13 Index	JPM	5.000%	06/20/2015		68,100	8,439	7,866	573
CDX.EM-13 Index	MSC	5.000%	06/20/2015		153,200	19,828	16,938	2,890
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		265,300	35,311	33,767	1,544

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 Index	BOA	5.000%	12/20/2015	$	81,400	$10,834	$10,623	$211
CDX.EM-14 Index	DUB	5.000%	12/20/2015		190,000	25,289	24,481	808
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		149,800	19,938	19,386	552
CDX.EM-14 Index	MSC	5.000%	12/20/2015		137,500	18,301	17,546	755
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		100,145	(204)	0	(204)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		126,049	(167)	0	(167)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012		96,294	(104)	0	(104)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		150,000	(1,131)	(2,344)	1,213
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015		97,000	(732)	(1,359)	627
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		175,000	(1,320)	(2,625)	1,305
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015		50,000	(1,080)	(1,156)	76
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		633,500	(15,711)	(19,422)	3,711
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015		25,000	(587)	(625)	38
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		164,300	(4,075)	(4,525)	450
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012		50,000	876	0	876
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		30,000	655	0	655
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012		30,000	416	0	416
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012		33,800	554	0	554
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012		102,700	1,736	0	1,736
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012		211,322	1,775	0	1,775
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012		96,450	1,168	0	1,168
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		80,246	983	0	983
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012		9,838	121	0	121
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		13,889	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		27,585	343	0	343
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012		163,965	2,261	0	2,261
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012		241,125	3,379	0	3,379
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		14,082	171	0	171
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		21,894	231	0	231
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012		385,800	4,811	0	4,811
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012		183,255	2,532	0	2,532
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017		241,125	1,824	0	1,824
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		62,017	633	0	633
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017		144,675	1,118	0	1,118
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		130,979	1,381	0	1,381
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		132,135	1,354	0	1,354
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		163,578	1,375	0	1,375
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013		241,125	2,019	0	2,019
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		1,520,000	(4,471)	(7,823)	3,352
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		725,900	(2,135)	(3,017)	882
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		45,300	(133)	(172)	39
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		1,417,700	(4,170)	(5,678)	1,508
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		214,700	(631)	(1,014)	383
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		407,200	(1,198)	(2,051)	853
MCDX 5-Year Index	GSC	1.000%	06/20/2015		100,000	(4,365)	(4,866)	501

						$453,408	$403,661	$49,747

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,935	$(1)	$2,936
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,322	(69)	2,391
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,866	0	2,866
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,317)	(2,885)	1,568
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	223	0	223
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	171	0	171
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,707	(539)	2,246
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	3,071	712	2,359
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,656	518	3,138
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,526	1,069	4,457
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	7,286	1,522	5,764
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,318	1,939	2,379
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,808	1,299	1,509
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,582	0	4,582
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,475	3,965	6,510
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,803	1,032	2,771
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	2,344	0	2,344
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	2,079	(30)	2,109
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	652	0	652
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,244	1,229	3,015
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	5,214	(572)	5,786
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,068	120	3,948
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	602	300	302
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,318	327	991
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	2,090	0	2,090
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,831	823	2,008
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	483	55	428
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,766	174	2,592
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	2,755	37	2,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	1,219	(193)	1,412
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	5,417	267	5,150
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	2,726	810	1,916
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	17,897	3,310	14,587
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	2,461	954	1,507
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	3,421	(788)	4,209
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	804	189	615
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	1,404	363	1,041
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	302	68	234

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM	BRL	345,100	$1,434	$625	$809
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	3,349	356	2,993
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	6,844	1,427	5,417
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	8,162	658	7,504
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	9,737	897	8,840
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	18,604	4,177	14,427
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	27,802	7,519	20,283
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,815	1,336	1,479
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	5,548	1,825	3,723
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	612	(31)	643
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	2,743	1,893	850
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	1,904	0	1,904
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	2,567	(60)	2,627
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	4,816	424	4,392
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	8,636	2,018	6,618
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	14,812	2,096	12,716
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	25,417	5,080	20,337
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,099)	(51)	(2,048)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,123)	451	(1,574)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,076)	766	(1,842)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(1,628)	2,330	(3,958)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	115,100	4,949	867	4,082
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		131,500	5,654	784	4,870
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(6,418)	5,211	(11,629)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	507	0	507
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	10,393	(4,013)	14,406
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	10,576	(65)	10,641
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	669,700	2,304	(5,801)	8,105
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		765,000	2,632	(5,855)	8,487
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		1,964,600	6,759	(14,626)	21,385
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		1,204,500	4,144	(10,520)	14,664
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		362,300	1,246	(2,323)	3,569
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,873	0	1,873
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,747	28	2,719
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		192,407	956	96	860
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,305,679	11,533	1,045	10,488

							$321,260	$14,569	$306,691

(q)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	6,735	$3,452	$4,339
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	13,016	3,559	5,502
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	19,751	10,936	3,320

				$17,947	$13,161

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$88
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	455,400	2,732	26,675
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		355,500	4,995	2,043
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	7,580
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	100
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	99,789
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		650,800	1,285	1,205
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		650,800	1,952	125
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		157,400	519	9,220
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		157,400	1,133	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		710,300	9,873	4,081
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	19,100
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	208
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	18,237
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		519,200	779	962
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		1,705,000	4,433	8,615
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		791,500	3,918	152
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		1,705,000	8,263	78
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		434,400	1,977	25,445
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		434,400	2,063	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,883,600	31,346	15,450
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	27,331
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	1,777
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		514,900	2,549	99
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		51,200	297	2,999
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		51,200	374	0
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		41,200	261	221

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$	182,000	$1,256	$50
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,081,000	2,996	3,855
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,199,800	14,519	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		23,500	207	1,322
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		74,000	577	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		187,400	2,558	1,077
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,572,700	16,326	10,445
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,986,800	21,576	10,645
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	94
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,709,000	9,191	100,105
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		952,600	5,001	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,709,000	11,442	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		500,000	350	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		354,900	4,880	2,039
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		634,900	1,095	1,176
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		2,951,600	6,641	14,914
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		634,900	1,905	122
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		2,951,600	12,544	136
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,774,400	38,574	20,222
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,181,400	4,581	4,041
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,181,400	7,853	420
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		365,500	2,010	21,409
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		48,000	252	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		365,500	3,399	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,071,600	13,051	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	553
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		365,700	2,340	2,445
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		939,500	4,604	55,031
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		939,500	9,301	0

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	$	3,287,700	$19,250	$0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		689,900	9,751	3,964
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,034,000	19,933	13,508
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,683,300	48,236	30,450
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	199
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	9,539
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		10,526,000	83,518	70,368

								$651,348	$649,713

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount			Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		EUR	80,000	$176	$205
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$		363,700	1,946	1,484
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		EUR	80,000	476	177
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$		93,000	158	155
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010			93,000	244	117
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010			370,400	2,056	1,567
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		EUR	44,000	130	161
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$		50,000	235	179
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		EUR	44,000	335	360
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011			50,000	359	356
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$		82,000	156	144
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010			82,000	164	107

								$6,435	$5,012

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$21,978
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	52,984
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	6,231
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	6,937

						$63,107	$88,130

52	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148
Sales	98,108	92,309,870		592,800	722,447
Closing Buys	(174,740)	(93,500,970)		(725,800)	(824,189)
Expirations	0	(6,375,400)		0	(47,889)
Exercised	0	(2,412,400)		0	(10,680)

Balance at 09/30/2010	39,502	$95,201,900	EUR	379,000	$738,837

(r)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsouth Bank	5.200%	04/01/2015	04/14/2010	$4,770	$4,976	0.00%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 -05/26/2010	65,778	67,834	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	198	168	0.00%
FIA Card Services N.A.	7.125%	11/15/2012	01/28/2009	12,844	13,726	0.01%
Goldman Sachs Group, Inc.	1.404%	08/12/2015	12/01/2009	69,111	62,963	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,771	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	104	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	8,954	8,923	0.00%

				$162,885	$161,465	0.06%

(s)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Market Value(6)
Freddie Mac	5.500%	09/01/2040	$	190,000	$202,290	$201,418
Ginnie Mae	6.000%	01/15/2038		40,000	43,797	43,627

					$246,087	$245,045

(6)	Market value includes $133 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,411	10/2010	BOA	$0	$(56)	$(56)
Buy		67,298	10/2010	CITI	196	0	196
Sell		67,298	10/2010	CITI	0	(199)	(199)
Buy		93,500	10/2010	CSFB	2,657	0	2,657
Sell		515	10/2010	CSFB	0	(37)	(37)
Sell		4,132	10/2010	HSBC	0	(313)	(313)
Buy		165,903	10/2010	MSC	13,570	0	13,570
Buy		181,343	10/2010	RBS	14,125	0	14,125
Sell		3,387	10/2010	RBS	15	0	15
Buy		67,298	10/2010	UBS	392	0	392
Sell	BRL	199,328	10/2010	BCLY	0	(6,976)	(6,976)
Buy		343,878	10/2010	BOA	5,937	0	5,937

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,000,000	10/2010	BOA	$0	$(35,307)	$(35,307)
Buy		2,260	10/2010	DUB	24	0	24
Buy		1,332,067	10/2010	HSBC	34,229	0	34,229
Sell		2,364,691	10/2010	HSBC	0	(79,793)	(79,793)
Buy		112,378	10/2010	JPM	3,617	0	3,617
Sell		269,105	10/2010	JPM	0	(9,019)	(9,019)
Buy		1,914,560	10/2010	MSC	56,782	0	56,782
Sell		428,466	10/2010	MSC	0	(14,863)	(14,863)
Buy		43,676	10/2010	RBC	1,413	0	1,413
Buy		856,152	10/2010	RBS	29,400	0	29,400
Sell		343,380	10/2010	RBS	0	(11,879)	(11,879)
Sell		298,253	12/2010	BOA	0	(4,000)	(4,000)
Sell		2,260	12/2010	DUB	0	(24)	(24)
Buy		460,795	12/2010	HSBC	6,686	0	6,686
Sell		737,923	12/2010	HSBC	0	(13,932)	(13,932)
Buy		62,590	12/2010	MSC	350	0	350
Sell		1,611,353	12/2010	MSC	0	(46,764)	(46,764)
Buy		514,226	12/2010	RBS	9,388	0	9,388
Buy		69,788	09/2011	BOA	689	0	689
Buy		61,456	09/2011	MSC	580	0	580
Buy	CAD	3,922	10/2010	BNP	12	0	12
Buy		10,016	10/2010	CITI	28	0	28
Sell		53,882	10/2010	CITI	0	(148)	(148)
Buy		24,152	10/2010	DUB	71	0	71
Buy		25,808	10/2010	MSC	81	0	81
Buy		97,374	11/2010	BCLY	0	(188)	(188)
Sell		69,529	11/2010	BCLY	39	(1,967)	(1,928)
Buy		95,941	11/2010	BNP	0	(159)	(159)
Buy		336,488	11/2010	BOA	0	(374)	(374)
Sell		46,881	11/2010	BOA	0	(133)	(133)
Buy		53,882	11/2010	CITI	144	0	144
Sell		116,729	11/2010	CITI	0	(362)	(362)
Buy		83,050	11/2010	CSFB	0	(182)	(182)
Sell		154,801	11/2010	CSFB	0	(2,563)	(2,563)
Sell		255,656	11/2010	DUB	1,275	(450)	825
Sell		129,235	11/2010	MSC	0	(2,667)	(2,667)
Sell		1,355,798	11/2010	RBC	0	(20,011)	(20,011)
Sell		105,792	11/2010	RBS	630	0	630
Sell	CHF	132,612	11/2010	CITI	0	(4,113)	(4,113)
Sell		4,865	11/2010	CSFB	30	0	30
Buy	CNY	223,031	11/2010	BCLY	0	(158)	(158)
Buy		391,025	11/2010	CITI	0	(292)	(292)
Buy		599,977	11/2010	DUB	0	(505)	(505)
Buy		516,434	11/2010	JPM	0	(315)	(315)
Buy		132,287	11/2010	MSC	0	(148)	(148)
Buy		248,138	04/2011	HSBC	64	0	64
Buy		744,094	04/2011	JPM	142	0	142
Buy		1,065,464	06/2011	BCLY	3,002	0	3,002
Buy		649,092	06/2011	DUB	0	(2,208)	(2,208)
Buy		2,114,810	06/2011	JPM	5,337	0	5,337
Sell	EUR	1,183,025	10/2010	BNP	0	(85,012)	(85,012)
Sell		26,846	10/2010	BOA	0	(1,108)	(1,108)
Sell		1,000,000	10/2010	CSFB	0	(72,775)	(72,775)
Sell		700,000	10/2010	DUB	0	(57,309)	(57,309)
Sell		74,753	10/2010	MSC	0	(3,645)	(3,645)
Sell		22,509	10/2010	UBS	0	(1,471)	(1,471)
Sell		347,111	11/2010	BCLY	0	(15,758)	(15,758)
Sell		6,526	11/2010	BOA	0	(397)	(397)
Buy		3,541	11/2010	CITI	123	0	123

54	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	8,707	11/2010	CITI	$0	$(482)	$(482)
Sell		13,396	11/2010	CSFB	0	(848)	(848)
Buy		58,954	11/2010	DUB	4,840	0	4,840
Sell		9,831	11/2010	HSBC	0	(374)	(374)
Sell		436	11/2010	MSC	0	(36)	(36)
Sell		48,053	11/2010	RBS	30	(714)	(684)
Sell		359,550	11/2010	UBS	0	(5,560)	(5,560)
Buy	GBP	100,000	10/2010	BNP	0	(911)	(911)
Buy		63,700	10/2010	CITI	0	(603)	(603)
Sell		257,300	10/2010	CITI	0	(923)	(923)
Buy		43,600	10/2010	HSBC	0	(400)	(400)
Buy		50,000	10/2010	MSC	0	(478)	(478)
Buy		266,368	12/2010	CITI	954	0	954
Sell		828,612	12/2010	CITI	0	(14,471)	(14,471)
Sell		277,341	12/2010	GSC	0	(3,671)	(3,671)
Sell		418,224	12/2010	UBS	0	(6,228)	(6,228)
Sell	IDR	687,021,000	10/2010	BCLY	0	(262)	(262)
Buy		237,063,000	10/2010	BOA	3,312	0	3,312
Buy		1,411,044,000	10/2010	CITI	18,764	0	18,764
Sell		704,382,000	10/2010	CITI	0	(593)	(593)
Sell		895,263,000	10/2010	HSBC	0	(591)	(591)
Buy		211,536,000	10/2010	RBS	2,956	0	2,956
Buy		427,023,000	10/2010	UBS	4,966	0	4,966
Buy		1,849,802,240	11/2010	BCLY	1,518	0	1,518
Buy		8,562,400	11/2010	CITI	79	0	79
Buy		286,530,010	11/2010	DUB	352	0	352
Buy		184,573,250	11/2010	HSBC	243	0	243
Buy		1,069,150,000	11/2010	JPM	1,193	0	1,193
Buy		474,456,000	11/2010	MSC	616	0	616
Buy		376,086,000	04/2011	CITI	500	0	500
Buy		166,140,000	04/2011	JPM	293	0	293
Buy		164,859,000	04/2011	MSC	252	0	252
Buy		1,036,244,000	07/2011	BCLY	667	0	667
Buy		169,061,000	07/2011	BNP	456	0	456
Buy		1,049,277,000	07/2011	CITI	1,940	0	1,940
Buy		2,012,324,000	07/2011	HSBC	3,384	0	3,384
Buy		153,846,000	07/2011	RBS	415	0	415
Buy	INR	3,492,422	11/2010	BCLY	1,787	(6)	1,781
Buy		1,461,120	01/2011	BCLY	0	(28)	(28)
Buy		1,644,480	01/2011	JPM	0	(16)	(16)
Buy		2,467,990	01/2011	MSC	4	0	4
Buy		2,322,500	03/2011	BOA	718	0	718
Buy		5,921,100	03/2011	JPM	0	(515)	(515)
Sell	JPY	170,000,000	11/2010	DUB	0	(99,391)	(99,391)
Sell		40,920,604	11/2010	GSC	0	(2,536)	(2,536)
Sell		244,867,000	11/2010	MSC	0	(24,399)	(24,399)
Sell		296,850,000	12/2010	CSFB	0	(38,693)	(38,693)
Sell		200,000,000	12/2010	RBS	0	(26,063)	(26,063)
Buy	KRW	51,122,371	11/2010	BCLY	1,296	0	1,296
Sell		20,636,297	11/2010	BCLY	0	(959)	(959)
Buy		36,847,826	11/2010	BOA	1,042	0	1,042
Buy		175,978,236	11/2010	CITI	2,838	0	2,838
Sell		231,166,299	11/2010	CITI	0	(14,759)	(14,759)
Buy		32,192,394	11/2010	DUB	498	0	498
Buy		17,595,000	11/2010	GSC	407	0	407
Buy		215,545,211	11/2010	JPM	908	(943)	(35)
Sell		80,509,686	11/2010	JPM	0	(5,374)	(5,374)
Buy		128,801,191	11/2010	MSC	1,640	(39)	1,601
Buy		22,533,100	11/2010	RBS	330	0	330

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	9,676,650	11/2010	RBS	$0	$(526)	$(526)
Buy		387,745,500	01/2011	MSC	1,175	(346)	829
Buy	MXN	1,133,228	02/2011	BCLY	1,682	0	1,682
Buy		289,716	02/2011	BOA	122	0	122
Buy		4,891,199	02/2011	CITI	11,433	(104)	11,329
Buy		204,413	02/2011	DUB	31	(44)	(13)
Buy		574,012	02/2011	JPM	51	(213)	(162)
Buy		2,975,464	02/2011	MSC	457	(1,388)	(931)
Buy		967,652	02/2011	RBC	2,510	0	2,510
Buy		647,000	02/2011	RBS	658	0	658
Buy		173,155	02/2011	UBS	0	(42)	(42)
Buy	MYR	514,329	10/2010	BCLY	15,319	0	15,319
Sell		185,910	10/2010	BCLY	0	(36)	(36)
Buy		64,396	10/2010	BOA	2,079	0	2,079
Buy		455,413	10/2010	CITI	12,187	0	12,187
Buy		207,498	10/2010	DUB	3,724	0	3,724
Buy		185,910	02/2011	BCLY	0	(113)	(113)
Buy		114,080	02/2011	HSBC	0	(149)	(149)
Buy		101,452	02/2011	JPM	0	(106)	(106)
Buy	NOK	6,817	11/2010	CITI	42	0	42
Buy	NZD	9,155	10/2010	JPM	66	0	66
Buy	PHP	137,024	11/2010	BCLY	135	0	135
Buy		10,670,136	11/2010	CITI	406	(216)	190
Buy		109,950	11/2010	DUB	131	0	131
Buy		4,675,720	06/2011	BCLY	0	(578)	(578)
Buy		3,378,420	06/2011	JPM	0	(211)	(211)
Buy	SGD	37,727	11/2010	BCLY	384	0	384
Buy		35,877	11/2010	CITI	378	0	378
Buy		44,538	03/2011	CITI	166	0	166
Buy		105,885	03/2011	HSBC	313	0	313
Buy		21,412	03/2011	MSC	81	0	81
Buy	TRY	849	10/2010	HSBC	65	0	65
Sell		879	10/2010	HSBC	0	(61)	(61)
Buy		30	10/2010	RBS	2	0	2
Buy		52,574	01/2011	BCLY	926	0	926
Buy		103,503	01/2011	CITI	2,137	0	2,137
Buy		24,749	01/2011	CSFB	371	0	371
Buy		180,703	01/2011	HSBC	1,656	(5)	1,651
Buy		248,037	01/2011	JPM	3,281	(3)	3,278
Buy	TWD	1,350,182	10/2010	BCLY	3	(385)	(382)
Buy		1,000,178	10/2010	CITI	31	(196)	(165)
Buy		310,830	10/2010	DUB	0	(80)	(80)
Buy		593,076	01/2011	DUB	41	(120)	(79)
Buy		363,836	01/2011	JPM	144	0	144
Buy		560,097	01/2011	MSC	134	0	134
Buy		303,317	01/2011	UBS	155	0	155
Buy	ZAR	1,161,526	10/2010	BCLY	7,909	0	7,909
Buy		99,083	10/2010	BOA	461	0	461
Buy		178,882	10/2010	CITI	1,266	0	1,266
Buy		485,105	10/2010	HSBC	3,033	0	3,033
Buy		181,121	10/2010	JPM	1,086	0	1,086
Buy		143,179	10/2010	MSC	964	0	964
Buy		931,772	10/2010	UBS	5,772	0	5,772
Buy		231,631	01/2011	BCLY	836	0	836
Buy		238,187	01/2011	JPM	860	0	860
Buy		235,646	09/2011	BCLY	1,079	0	1,079
Buy		112,465	09/2011	MSC	510	0	510
Buy		133,000	09/2011	UBS	606	0	606

					$337,084	$(753,368)	$(416,284)

56	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

(u)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$696,925	$0	$696,925
Corporate Bonds & Notes
Banking & Finance	72,277	51,204,371	156,531	51,433,179
Industrials	0	13,042,212	884	13,043,096
Utilities	0	4,109,387	0	4,109,387
Convertible Bonds & Notes
Banking & Finance	0	68,745	0	68,745
Industrials	0	291,641	0	291,641
Municipal Bonds & Notes
Alabama	0	1,303	0	1,303
Arizona	0	33,614	0	33,614
Arkansas	0	1,064	0	1,064
California	0	2,458,198	0	2,458,198
Colorado	0	14,295	0	14,295
Connecticut	0	169	0	169
District of Columbia	0	171,896	0	171,896
Florida	0	95,413	0	95,413
Georgia	0	122,654	0	122,654
Illinois	0	1,207,048	0	1,207,048
Indiana	0	54,360	0	54,360
Iowa	0	83,307	0	83,307
Kansas	0	425	0	425
Louisiana	0	102,433	0	102,433
Massachusetts	0	73,860	0	73,860
Michigan	0	57,393	0	57,393
Minnesota	0	1,157	0	1,157
Mississippi	0	10,899	0	10,899
Missouri	0	2,393	0	2,393
Nebraska	0	48,000	0	48,000
Nevada	0	372,218	0	372,218
New Jersey	0	180,873	0	180,873
New York	0	906,323	0	906,323
North Carolina	0	48,019	0	48,019
North Dakota	0	5,457	0	5,457
Ohio	0	469,658	0	469,658
Oregon	0	36,359	0	36,359
Pennsylvania	0	108,525	0	108,525
Puerto Rico	0	11,988	0	11,988
Rhode Island	0	7,143	0	7,143
South Carolina	0	559	0	559
South Dakota	0	1,486	0	1,486
Tennessee	0	5,539	0	5,539
Texas	0	432,075	0	432,075
Utah	0	8,257	0	8,257
Virginia	0	6,924	0	6,924
Washington	0	36,775	0	36,775
West Virginia	0	125,290	0	125,290
Wisconsin	0	3,011	0	3,011
U.S. Government Agencies	0	66,875,474	147,732	67,023,206
U.S. Treasury Obligations	0	65,696,136	0	65,696,136
Mortgage-Backed Securities	0	12,525,578	955,586	13,481,164
Asset-Backed Securities	0	2,442,425	544,042	2,986,467
Sovereign Issues	0	10,354,631	0	10,354,631
Convertible Preferred Securities
Banking & Finance	3,838	0	0	3,838
Consumer Discretionary	0	68,240	0	68,240

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Preferred Securities
Banking & Finance	$85	$29,513	$0	$29,598
Short-Term Instruments
Certificates of Deposit	0	198,039	0	198,039
Commercial Paper	0	1,000	0	1,000
Repurchase Agreements	0	18,172,176	0	18,172,176
Japan Treasury Bills	0	7,986,810	0	7,986,810
U.S. Treasury Bills	0	218,449	0	218,449
PIMCO Short-Term Floating NAV Portfolio	24,181,390	0	0	24,181,390
Investments, at value	$24,257,590	$261,288,112	$1,804,775	$287,350,477

Short Sales, at value	$0	$(245,045)	$0	$(245,045)

Financial Derivative Instruments (7) - Assets
Credit Contracts	114	349,317	0	349,431
Foreign Exchange Contracts	0	337,084	0	337,084
Interest Rate Contracts	453,392	327,742	0	781,134
	$453,506	$1,014,143	$0	$1,467,649

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(97,544)	(5,012)	(102,556)
Foreign Exchange Contracts	0	(753,368)	0	(753,368)
Interest Rate Contracts	0	(683,925)	(88,130)	(772,055)
	$0	$(1,534,837)	$(93,142)	$(1,627,979)
Totals	$24,711,096	$260,522,373	$1,711,633	$286,945,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$173,080	$59,334	$0	$1,135	$0	$11,358	$0	$(88,376)	$156,531	$7,508
Industrials	768	0	(98)	0	49	165	0	0	884	163
U.S. Government Agencies	157,025	(6,526)	(3,975)	(63)	(32)	1,303	0	0	147,732	1,015
Mortgage-Backed Securities	357,017	868,215	(143,612)	37	533	41,110	0	(167,714)	955,586	28,729
Asset-Backed Securities	507,848	299,739	(66,750)	1,127	(503)	14,396	0	(211,815)	544,042	19,776

Investments, at value	$1,195,738	$1,220,762	$(214,435)	$2,236	$47	$68,332	$0	$(467,905)	$1,804,775	$57,191

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(5,886)	2,530	(6,435)	0	5,062	(283)	0	0	(5,012)	1,423
Interest Rate Contracts	(18,866)	0	(43,507)	0	0	(25,757)	0	0	(88,130)	(25,757)

	$(24,752)	$2,530	$(49,942)	$0	$5,062	$(26,040)	$0	$0	$(93,142)	$(24,334)

Totals	$1,170,986	$1,223,292	$(264,377)	$2,236	$5,109	$42,292	$0	$(467,905)	$1,711,633	$32,857

58	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(v)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1,387	$0	$0	$0	$0	$1,387
Unrealized appreciation on foreign currency contracts	0	337,084	0	0	0	337,084
Unrealized appreciation on swap agreements	327,741	0	349,432	0	0	677,173

	$329,128	$337,084	$349,432	$0	$0	$1,015,644

Liabilities:
Written options outstanding	$751,004	$0	$5,012	$0	$0	$756,016
Variation margin payable (2)	10,928	0	0	0	0	10,928
Unrealized depreciation on foreign currency contracts	0	753,368	0	0	0	753,368
Unrealized depreciation on swap agreements	21,050	0	97,545	0	0	118,595

	$782,982	$753,368	$102,557	$0	$0	$1,638,907

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(Unaudited)

September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$4,360,625	$47,889	$140,606	$0	$0	$4,549,120
Net realized (loss) on foreign currency transactions	0	(85,400)	0	0	0	(85,400)

	$4,360,625	$(37,511)	$140,606	$0	$0	$4,463,720

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(636,602)	$(10,905)	$48,605	$0	$0	$(598,902)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(524,536)	0	0	0	(524,536)

	$(636,602)	$(535,441)	$48,605	$0	$0	$(1,123,438)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $453,392 as reported in the Notes to Schedule of Investments.

60	PIMCO Funds	Total Return Funds	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund II

(Unaudited)

September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 21.5%

BANKING & FINANCE 15.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,429
American Express Bank FSB
5.500% due 04/16/2013	500	545
American Express Centurion Bank
6.000% due 09/13/2017	4,000	4,569
American Express Co.
7.000% due 03/19/2018	200	241
American Express Credit Corp.
5.875% due 05/02/2013	2,800	3,084
American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011	6,400	6,351
American General Finance Corp.
5.625% due 08/17/2011	400	398
American International Group, Inc.
0.635% due 10/18/2011	100	99
4.950% due 03/20/2012	1,200	1,252
5.050% due 10/01/2015	10,300	10,532
5.450% due 05/18/2017	30,000	30,675
5.600% due 10/18/2016	18,300	18,758
5.850% due 01/16/2018	11,500	11,960
6.250% due 05/01/2036	1,452	1,416
8.250% due 08/15/2018	5,000	5,850
Bank of America Corp.
5.650% due 05/01/2018	9,200	9,762
Bank of America N.A.
5.300% due 03/15/2017	325	335
6.000% due 10/15/2036	1,300	1,296
6.100% due 06/15/2017	16,100	17,237
Capital One Capital VI
8.875% due 05/15/2040	700	740
CBA Capital Trust I
5.805% due 12/29/2049	5,200	5,266
CIT Group, Inc.
7.000% due 05/01/2013	254	257
7.000% due 05/01/2014	381	382
7.000% due 05/01/2015	381	380
7.000% due 05/01/2016	635	629
7.000% due 05/01/2017	890	875
Citigroup, Inc.
2.384% due 08/13/2013	2,600	2,620
4.750% due 05/19/2015	16,200	17,069
5.300% due 10/17/2012	1,000	1,066
5.500% due 08/27/2012	3,025	3,224
5.500% due 04/11/2013	11,200	12,026
5.625% due 08/27/2012	2,500	2,643
5.850% due 07/02/2013	700	758
6.000% due 08/15/2017	7,900	8,549
8.500% due 05/22/2019	2,800	3,467

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fifth Third Bancorp
6.250% due 05/01/2013	$350	$384
8.250% due 03/01/2038	16,000	19,080
General Electric Capital Corp.
5.875% due 01/14/2038	10,200	10,395
6.875% due 01/10/2039	3,900	4,494
Goldman Sachs Group, Inc.
5.300% due 02/14/2012	325	342
5.625% due 01/15/2017	5,800	6,152
5.950% due 01/18/2018	7,375	8,112
6.150% due 04/01/2018	4,700	5,221
6.250% due 09/01/2017	6,300	7,071
HCP, Inc.
5.650% due 12/15/2013	2,300	2,474
HSBC Bank USA N.A.
6.000% due 08/09/2017	55,500	62,567
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,219
6.750% due 09/01/2016	2,000	2,150
JPMorgan Chase & Co.
6.000% due 01/15/2018	1,700	1,944
7.900% due 04/29/2049	41,600	44,731
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	8,895
JPMorgan Chase Capital XX
6.550% due 09/15/2066	800	814
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	3,100	728
6.875% due 05/02/2018 (a)	1,200	288
Merrill Lynch & Co., Inc.
0.523% due 06/05/2012	500	493
6.050% due 08/15/2012	325	349
6.400% due 08/28/2017	4,400	4,822
6.875% due 04/25/2018	19,800	22,243
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,410
Metropolitan Life Global Funding I
0.927% due 07/13/2011	19,200	19,237
Morgan Stanley
0.780% due 01/09/2012	1,000	994
2.876% due 05/14/2013	7,200	7,343
5.300% due 03/01/2013	1,150	1,239
5.625% due 01/09/2012	450	474
5.750% due 08/31/2012	850	912
5.950% due 12/28/2017	225	242
National City Bank
6.200% due 12/15/2011	375	396
Pacific LifeCorp
6.000% due 02/10/2020	1,100	1,188
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	3,032
5.550% due 04/27/2015	4,000	4,420

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
4.000% due 07/25/2014	$2,000	$1,722
5.375% due 01/15/2013	17,700	17,855
5.375% due 05/15/2014	400	390
State Street Capital Trust III
8.250% due 01/29/2049	3,500	3,591
State Street Capital Trust IV
1.292% due 06/01/2077	600	436
U.S. Bank N.A.
6.375% due 08/01/2011	250	262
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	19,700
Union Planters Corp.
7.750% due 03/01/2011	2,900	2,947
USB Capital IX
6.189% due 10/29/2049	700	556
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,449
Wells Fargo & Co.
7.980% due 03/29/2049	30,000	31,725
ZFS Finance USA Trust IV
5.875% due 05/09/2062	467	440

		528,668

INDUSTRIALS 5.6%
Abbott Laboratories
5.875% due 05/15/2016	325	391
Amgen, Inc.
6.900% due 06/01/2038	2,600	3,376
Comcast Corp.
5.875% due 02/15/2018	1,100	1,271
6.450% due 03/15/2037	1,100	1,226
Daimler Finance North America LLC
5.875% due 03/15/2011	1,500	1,535
7.300% due 01/15/2012	4,800	5,164
7.750% due 01/18/2011	10,000	10,197
Dell, Inc.
5.650% due 04/15/2018	6,000	6,912
Delta Air Lines 2000-1 Class A-1 Pass-Through Trust
6.619% due 09/18/2012	214	217
Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	4,800	5,016
Dow Chemical Co.
4.850% due 08/15/2012	5,000	5,294
General Mills, Inc.
6.000% due 02/15/2012	211	225
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	358

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Business Machines Corp.
5.700% due 09/14/2017	$23,200	$27,753
7.625% due 10/15/2018	350	466
Kraft Foods, Inc.
2.625% due 05/08/2013	4,200	4,357
5.250% due 10/01/2013	20,000	22,137
6.125% due 08/23/2018	375	444
Marathon Oil Corp.
6.000% due 10/01/2017	325	379
McDonald's Corp.
5.800% due 10/15/2017	200	242
Oracle Corp.
4.950% due 04/15/2013	7,000	7,717
5.750% due 04/15/2018	6,900	8,217
PepsiCo, Inc.
5.000% due 06/01/2018	275	317
President and Fellows of Harvard College
6.500% due 01/15/2039	24,100	31,187
Reynolds American, Inc.
0.992% due 06/15/2011	2,000	2,003
Roche Holdings, Inc.
6.000% due 03/01/2019	5,200	6,310
Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,348
Target Corp.
5.125% due 01/15/2013	6,200	6,774
Time Warner, Inc.
6.875% due 05/01/2012	380	414
UAL 1994 Pass-Through Trust
9.190% due 12/24/2013 (a)	4,912	2,038
Weyerhaeuser Co.
7.375% due 03/15/2032	5,000	5,106
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,000	3,086
Wyeth
6.950% due 03/15/2011	400	412
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	23,896

		196,785

UTILITIES 0.7%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,201
AT&T, Inc.
4.950% due 01/15/2013	1,700	1,848
5.500% due 02/01/2018	1,700	1,975
6.250% due 03/15/2011	400	410
6.300% due 01/15/2038	1,200	1,360
BellSouth Corp.
4.295% due 04/26/2021	7,900	8,060

62	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy Corp.
3.625% due 09/15/2015	$5,400	$5,461
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,965
Verizon Communications, Inc.
5.250% due 04/15/2013	500	552

		24,832

Total Corporate Bonds & Notes (Cost $676,194)		750,285

CONVERTIBLE BONDS & NOTES 0.8%

BANKING & FINANCE 0.8%
Boston Properties LP
2.875% due 02/15/2037	7,010	7,085
National City Corp.
4.000% due 02/01/2011	21,400	21,694

Total Convertible Bonds & Notes (Cost $28,653)		28,779

MUNICIPAL BONDS & NOTES 2.8%

ARIZONA 0.0%
University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	1,300	1,337

CALIFORNIA 1.4%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050	3,900	4,300
California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	3,800	4,079
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	2,047
7.500% due 04/01/2034	4,300	4,683
7.550% due 04/01/2039	6,200	6,749
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,100	1,207
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,625
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,669

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$6,300	$6,640
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	6,600	7,492
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,235
University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	6,700	7,067

		48,793

FLORIDA 0.0%
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	135	161

ILLINOIS 0.4%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	671
6.899% due 12/01/2040	7,100	7,659
Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	1,100	1,101
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,200	3,318

		12,749

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	690

NEBRASKA 0.1%
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	2,600	2,786

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	2,100	2,331
Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,842

		5,173

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	$7,200	$7,167

NEW YORK 0.3%
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,613

TEXAS 0.3%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,237
Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	6,500	7,343
Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	1,100	1,183

		9,763

Total Municipal Bonds & Notes (Cost $91,097)		99,232

U.S. GOVERNMENT AGENCIES 34.9%
Fannie Mae
0.316% due 12/25/2036	985	972
0.566% due 04/25/2037	2,793	2,791
0.706% due 10/25/2022 - 09/25/2035	5,106	5,107
0.731% due 05/25/2023	43	44
0.781% due 02/25/2022	21	21
0.831% due 01/25/2022	48	48
0.881% due 08/25/2022	54	54
0.981% due 04/25/2022 - 09/25/2022	47	48
1.125% due 09/30/2013	23,200	23,392
1.586% due 07/01/2044	447	449
1.625% due 10/26/2015	1,100	1,101
1.786% due 09/01/2040	2,334	2,370
2.176% due 02/01/2023	59	60
2.575% due 12/01/2023 - 01/01/2024	63	65
2.625% due 03/01/2024	1	1
2.662% due 01/01/2035	963	999
2.709% due 05/25/2035	440	468
2.838% due 07/01/2020	74	74
2.888% due 10/01/2035	1,298	1,362
2.900% due 09/01/2034	416	437
3.000% due 09/16/2014	1,500	1,606
3.018% due 04/01/2024	14	15
4.000% due 02/01/2039 - 11/01/2040	123,000	126,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 04/01/2040 - 10/01/2040	$449,000	$467,674
4.625% due 10/15/2013	9,700	10,796
4.800% due 09/01/2035	539	572
5.000% due 12/25/2016 - 10/01/2040	66,141	69,551
5.500% due 03/01/2022 - 10/01/2040	143,563	152,973
5.770% due 06/01/2013	593	647
5.953% due 06/21/2027	26,800	27,784
6.000% due 05/01/2017 - 01/01/2039	160,434	173,525
6.062% due 05/01/2012	280	292
6.113% due 02/01/2012	541	568
6.500% due 07/01/2013 - 06/25/2044	6,175	6,789
7.000% due 04/01/2011 - 09/25/2020	12	13
8.000% due 04/01/2015 - 10/01/2030	5	6
8.500% due 04/01/2017	1	1
9.000% due 12/01/2017 - 06/25/2018	6	6
9.250% due 07/25/2019	91	105
10.000% due 11/01/2021	2	3
Freddie Mac
0.407% due 07/15/2019 - 08/15/2019	8,896	8,873
1.586% due 02/25/2045	374	380
2.788% due 12/01/2022	214	223
2.813% due 07/01/2030	58	62
4.347% due 02/01/2023	32	32
4.500% due 02/01/2039 - 10/01/2040	53,000	55,152
5.000% due 02/15/2032	405	437
5.500% due 01/01/2018 -10/01/2040	15,168	16,101
6.000% due 02/01/2016 -10/01/2040	39,523	42,457
6.500% due 12/01/2010	1	1
7.000% due 07/15/2022	740	858
7.500% due 01/15/2023	1,881	2,204
8.000% due 11/01/2025 -06/15/2030	1,023	1,077
9.000% due 12/15/2020	49	55
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	5	5
10.000% due 03/01/2021	4	5
Ginnie Mae
0.657% due 04/16/2029 -06/16/2031	137	137
0.857% due 02/16/2030	75	75
3.125% due 12/20/2029	460	475
3.375% due 06/20/2023 -06/20/2027	1,398	1,445

64	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 09/20/2024 -07/20/2030	$1,040	$1,075
6.000% due 01/15/2024 -11/01/2040	6,088	6,610
7.500% due 09/15/2014 -09/15/2025	17	18
8.000% due 01/15/2022 -08/15/2024	43	50
9.000% due 11/15/2017	16	17
9.500% due 01/20/2019 -12/15/2021	8	9
Small Business Administration
7.970% due 01/25/2025	105	113

Total U.S. Government Agencies (Cost $1,203,037)		1,216,930

U.S. TREASURY OBLIGATIONS 20.0%
Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020	1,500	1,576
1.750% due 01/15/2028	3,122	3,310
2.000% due 01/15/2026	549	604
2.125% due 02/15/2040	6,052	6,760
2.375% due 01/15/2025	1,966	2,261
2.375% due 01/15/2027	1,622	1,872
2.500% due 01/15/2029	8,326	9,825
3.625% due 04/15/2028	404	541
3.875% due 04/15/2029	8,487	11,800
U.S. Treasury Notes
0.375% due 08/31/2012 (e)	13,027	13,018
0.625% due 06/30/2012	2,400	2,410
0.625% due 07/31/2012	14,700	14,764
1.250% due 08/31/2015	7,700	7,701
1.750% due 07/31/2015	15,400	15,777
1.875% due 06/30/2015 (e)(g)	87,200	89,891
1.875% due 08/31/2017	30,600	30,586
1.875% due 09/30/2017	83,100	82,957
2.125% due 05/31/2015	34,700	36,191
2.375% due 07/31/2017	59,400	61,377
2.500% due 04/30/2015	9,000	9,544
2.500% due 06/30/2017 (e)(g)	119,300	124,314
2.750% due 11/30/2016	47,900	50,916
2.750% due 05/31/2017	10,000	10,583
3.000% due 02/28/2017	22,200	23,884
3.125% due 10/31/2016	3,900	4,234
3.125% due 01/31/2017	5,200	5,637
3.125% due 04/30/2017	38,000	41,138
3.250% due 12/31/2016	20,100	21,947
9.250% due 02/15/2016	5,500	7,745
9.875% due 11/15/2015	1,300	1,852

Total U.S. Treasury Obligations (Cost $678,398)		695,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust
2.678% due 02/25/2045	$1,504	$1,308
Banc of America Funding Corp.
2.893% due 05/25/2035	2,627	2,617
Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 04/25/2033	749	738
5.382% due 02/25/2036	3,193	2,808
Bear Stearns Alt-A Trust
2.848% due 05/25/2035	4,150	3,259
2.984% due 09/25/2035	609	463
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	515
5.471% due 01/12/2045	1,500	1,644
5.700% due 06/13/2050	5,000	5,389
Bear Stearns Mortgage Funding Trust
0.446% due 01/25/2037	12,022	6,805
Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035	2,848	2,660
2.650% due 12/25/2035	802	774
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	2,708
Countrywide Alternative Loan Trust
0.436% due 05/25/2047	2,754	1,530
Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	16	14
4.669% due 02/20/2036	1,059	830
5.750% due 05/25/2033	31	32
Credit Suisse First Boston Mortgage Securities Corp.
4.856% due 06/25/2032	63	54
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	500	531
DLJ Acceptance Trust
11.000% due 08/01/2019	8	8
Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	1,008	920
0.336% due 01/25/2047	1,176	1,106
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	213
5.444% due 03/10/2039	2,200	2,323
GSR Mortgage Loan Trust
4.923% due 01/25/2036	23	23
5.196% due 11/25/2035	2,907	2,832
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	27	32
Indymac ARM Trust
2.106% due 01/25/2032	23	18
Indymac Index Mortgage Loan Trust
5.313% due 11/25/2035	4,677	3,611

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	$3,700	$3,854
5.420% due 01/15/2049	500	521
5.440% due 06/12/2047	1,300	1,365
5.794% due 02/12/2051	3,000	3,233
5.882% due 02/15/2051	1,200	1,261
JPMorgan Mortgage Trust
5.022% due 02/25/2035	14	14
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	699
5.485% due 03/12/2051	2,900	2,915
Morgan Stanley Capital I
0.318% due 10/15/2020	1,003	927
5.809% due 12/12/2049	300	318
Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	1,700	1,862
Prime Mortgage Trust
0.656% due 02/25/2019	79	76
0.656% due 02/25/2034	608	552
Residential Funding Mortgage Securities I
5.593% due 02/25/2036	584	410
Structured Asset Mortgage Investments, Inc.
0.917% due 09/19/2032	492	432
Structured Asset Securities Corp.
2.256% due 01/25/2032	63	55
2.911% due 02/25/2032	64	62
Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	1,834	1,785
Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	2,250	2,090
5.342% due 12/15/2043	3,800	3,737
WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	817	666
1.570% due 11/25/2042	310	271
2.703% due 05/25/2035	395	357
Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	1,000	648
2.883% due 12/25/2034	5,109	5,000
4.576% due 03/25/2036	3,857	3,422
4.900% due 01/25/2035	17	17

Total Mortgage-Backed Securities (Cost $81,004)		82,314

ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp.
0.306% due 12/25/2036	527	504
Ally Auto Receivables Trust
1.320% due 03/15/2012	2,032	2,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amortizing Residential Collateral Trust
0.526% due 06/25/2032	$601	$501
Bear Stearns Asset-Backed Securities Trust
0.316% due 01/25/2037	2,468	2,279
0.346% due 06/25/2047	798	765
Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	185	185
EMC Mortgage Loan Trust
0.626% due 05/25/2040	1,624	1,309
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	639	632
Ford Credit Auto Owner Trust
1.677% due 06/15/2012	6,550	6,578
Fremont Home Loan Trust
0.316% due 01/25/2037	466	423
HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	205	189
Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	107	91
Morgan Stanley ABS Capital I
0.296% due 10/25/2036	109	108
Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	59	59
Quest Trust
0.376% due 08/25/2036	3,330	3,051
Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036	914	319
SLM Student Loan Trust
1.998% due 04/25/2023	10,590	10,973
2.907% due 12/16/2019	1,000	1,001
Structured Asset Securities Corp.
0.546% due 01/25/2033	184	167

Total Asset-Backed Securities (Cost $31,125)		31,172

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.7%

BANKING & FINANCE 1.7%
American International Group, Inc.
8.500% due 08/01/2011	202,700	1,741
Wells Fargo & Co.
7.500% due 12/31/2049	55,500	55,833

Total Convertible Preferred Securities (Cost $35,687)		57,574

66	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
DG Funding Trust
0.652% due 12/31/2049	1,568	$12,100
Farm Credit Bank
10.000% due 11/29/2049	4,000	4,120

Total Preferred Securities (Cost $20,642)		16,220

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 39.1%

REPURCHASE AGREEMENTS 7.8%
Barclays Capital, Inc.
0.250% due 10/01/2010	$48,200	48,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $49,161. Repurchase proceeds are $48,200.)
Credit Suisse Securities (USA) LLC
0.180% due 10/04/2010	39,400	39,400
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $40,402. Repurchase proceeds are $39,400.)
0.250% due 10/01/2010	12,800	12,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $13,102. Repurchase proceeds are $12,800.)
JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	66,900	66,900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $68,311. Repurchase proceeds are $66,900.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TD Securities (USA) LLC
0.200% due 10/01/2010	$105,000	$105,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% - 3.250% due 12/31/2016 - 06/30/2017 valued at $107,301. Repurchase proceeds are $105,001.)

		272,300

U.S. TREASURY BILLS 0.1%
0.135% due 10/07/2010 - 10/21/2010 (b)(e)	2,591	2,591

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 31.2%
	108,404,038	1,085,992

Total Short-Term Instruments (Cost $1,360,553)		1,360,883

Total Investments 124.6% (Cost $4,206,390)		$4,338,404

Written Options (i) (0.3%) (Premiums $10,805)		(8,762)

Other Assets and Liabilities (Net) (24.3%)		(846,741)

Net Assets 100.0%		$3,482,901

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $8,461 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $47,777 at a weighted average interest rate of 0.042%. On September 30, 2010, there were no open reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO Total Return Fund II (Cont.)

(g)	Securities with an aggregate market value of $8,640 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,551	$2,679
90-Day Eurodollar December Futures	Long	12/2011	143	85
90-Day Eurodollar June Futures	Long	06/2011	597	406
90-Day Eurodollar June Futures	Long	06/2012	143	122
90-Day Eurodollar March Futures	Long	03/2011	1,751	1,163
90-Day Eurodollar March Futures	Long	03/2012	143	104
90-Day Eurodollar September Futures	Long	09/2011	242	137
U.S. Treasury 5-Year Note December Futures	Long	12/2010	574	475
U.S. Treasury 10-Year Note December Futures	Long	12/2010	2,671	3,378

				$8,549

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	1.637%	$	600	$1	$0	$1
American International Group, Inc.	DUB	5.000%	12/20/2013	1.855%		4,000	394	(360)	754
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.248%		2,000	(19)	0	(19)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		500	0	(3)	3
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		300	0	(2)	2
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		600	1	(3)	4
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		1,300	1	(7)	8
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%		100	0	0	0
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		13,800	(31)	0	(31)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		13,700	(266)	0	(266)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%		300	0	0	0
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%		2,000	77	106	(29)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.136%		400	8	(26)	34
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.201%		2,900	112	157	(45)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		2,000	78	94	(16)
MetLife, Inc.	DUB	1.000%	09/20/2015	2.183%		15,000	(806)	(985)	179
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		1,000	(54)	(64)	10
SLM Corp.	BOA	5.000%	09/20/2011	2.949%		1,900	40	(238)	278
Wells Fargo & Co.	RBS	3.020%	03/20/2013	0.692%		8,200	477	0	477

							$13	$(1,331)	$1,344

68	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date		Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$	7,992	$(17)	$0	$(17)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,926	(3)	0	(3)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012		4,800	81	0	81
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		18,518	250	0	250
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		12,249	151	0	151
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		1,833	19	0	19
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		3,955	42	0	42
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		2,508	26	0	26
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		3,086	26	0	26
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		19,200	(57)	(101)	44
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		7,900	(23)	(33)	10
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		17,200	(51)	(70)	19
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		2,600	(7)	(12)	5
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		5,700	(17)	(29)	12

						$410	$(245)	$655

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	94	$48	$61
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	257	69	109
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	351	195	59

				$312	$229

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO Total Return Fund II (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	5,000	$70	$29
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		20,300	181	109
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		23,300	114	1,365
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		23,300	231	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		10,300	20	19
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		10,300	31	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		9,400	131	54
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		45,300	488	243
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		35,600	299	238
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		7,300	11	14
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		23,700	62	120
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		23,700	115	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		6,500	29	381
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		6,500	31	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		52,400	571	281
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		28,300	700	404
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,300	29	28
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		18,200	90	3
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		17,900	104	1,048
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		17,900	131	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		29,400	42	54
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		4,700	64	27
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		7,900	82	52
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		30,400	331	163
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		16,500	82	966
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		14,300	75	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		16,500	105	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		4,700	65	27

70	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	7,900	$14	$15
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		41,700	94	211
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		7,900	24	2
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		41,700	177	2
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		55,300	565	296
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		30,400	64	56
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		30,400	109	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		115,900	730	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		17,500	105	5
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,100	33	34
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		214,200	1,315	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		10,700	151	61
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		18,800	184	125
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		98,200	880	526
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		9,400	236	134
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		146,300	1,161	978

								$10,126	$8,079

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	5,000	$27	$20
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		4,900	27	21

							$54	$41

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$7,000	$59	$88
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	16,900	151	214
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	6,500	84	84
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/10/2020	2,500	19	27

						$313	$413

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO Total Return Fund II (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	1,217	$1,598,600	$13,317
Sales	2,093	1,158,600	9,621
Closing Buys	(1,900)	(1,146,400)	(10,797)
Expirations	0	0	0
Exercised	(708)	(202,700)	(1,336)

Balance at 09/30/2010	702	$1,408,100	$10,805

(j)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$54,000	$57,907	$58,025
Ginnie Mae	6.000%	10/01/2040	3,000	3,255	3,257

				$61,162	$61,282

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$528,668	$0	$528,668
Industrials	0	196,785	0	196,785
Utilities	0	24,832	0	24,832
Convertible Bonds & Notes
Banking & Finance	0	28,779	0	28,779
Municipal Bonds & Notes
Arizona	0	1,337	0	1,337
California	0	48,793	0	48,793
Florida	0	161	0	161
Illinois	0	12,749	0	12,749
Iowa	0	690	0	690
Nebraska	0	2,786	0	2,786
Nevada	0	5,173	0	5,173
New Jersey	0	7,167	0	7,167
New York	0	10,613	0	10,613
Texas	0	9,763	0	9,763
U.S. Government Agencies	0	1,216,930	0	1,216,930
U.S. Treasury Obligations	0	695,015	0	695,015
Mortgage-Backed Securities	0	82,314	0	82,314
Asset-Backed Securities	0	31,172	0	31,172
Convertible Preferred Securities
Banking & Finance	57,574	0	0	57,574
Preferred Securities
Banking & Finance	4,120	0	12,100	16,220
Short-Term Instruments
Repurchase Agreements	0	272,300	0	272,300
U.S. Treasury Bills	0	2,591	0	2,591
PIMCO Short-Term Floating NAV Portfolio	1,085,992	0	0	1,085,992
Investments, at value	$1,147,686	$3,178,618	$12,100	$4,338,404

Short Sales, at value	$0	$(61,282)	$0	$(61,282)

72	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$2,435	$0	$2,435
Interest Rate Contracts	8,549	0	0	8,549
	$8,549	$2,435	$0	$10,984

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(436)	(41)	(477)
Interest Rate Contracts	0	(8,308)	(413)	(8,721)
	$0	$(8,744)	$(454)	$(9,198)
Totals	$1,156,235	$3,111,027	$11,646	$4,278,908

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Preferred Securities
Banking & Finance	$12,779	$0	$0	$0	$0	$(679)	$0	$0	$12,100	$(679)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(47)	0	(54)	0	65	(5)	0	0	(41)	13
Interest Rate Contracts	(75)	0	(235)	0	0	(103)	0	0	(413)	(104)

	$(122)	$0	$(289)	$0	$65	$(108)	$0	$0	$(454)	$(91)

Totals	$12,657	$0	$(289)	$0	$65	$(787)	$0	$0	$11,646	$(770)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments PIMCO Total Return Fund II (Cont.)

(Unaudited)

September 30, 2010

(l)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$2,435	$0	$0	$2,435

Liabilities:
Written options outstanding	$8,721	$0	$41	$0	$0	$8,762
Variation margin payable (2)	293	0	0	0	0	293
Unrealized depreciation on swap agreements	0	0	436	0	0	436

	$9,014	$0	$477	$0	$0	$9,491

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$86,220	$0	$1,681	$0	$0	$87,901

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$356	$0	$(901)	$0	$0	$(545)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $8,549 as reported in the Notes to Schedule of Investments.

74	PIMCO Funds	Total Return Funds	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund III

(Unaudited)

September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
American General Finance Corp.
7.250% due 04/21/2015		$3,200	$3,221
CIT Group, Inc.
6.250% due 08/11/2015		1,534	1,549
Sensata Technologies BV
2.143% due 04/27/2013		7	7
2.231% due 04/27/2013		2,894	2,791

Total Bank Loan Obligations (Cost $7,632)			7,568

CORPORATE BONDS & NOTES 29.2%

BANKING & FINANCE 23.3%
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		700	637
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016		100	113
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,318
Ally Financial, Inc.
5.375% due 06/06/2011		400	406
6.000% due 12/15/2011		11,685	12,042
6.875% due 09/15/2011		5,780	5,973
6.875% due 08/28/2012		2,700	2,824
7.000% due 02/01/2012		500	518
7.500% due 12/31/2013		2,700	2,896
American Express Bank FSB
0.386% due 05/29/2012		1,025	1,016
5.500% due 04/16/2013		300	327
6.000% due 09/13/2017		4,000	4,569
American Express Centurion Bank
6.000% due 09/13/2017		4,000	4,569
American Express Co.
7.000% due 03/19/2018		2,600	3,136
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,585
American General Finance Corp.
4.875% due 07/15/2012		1,000	950
5.375% due 10/01/2012		265	252
5.900% due 09/15/2012		300	288
6.900% due 12/15/2017		4,300	3,612
American General Institutional Capital B
8.125% due 03/15/2046		14,250	14,036
American International Group, Inc.
0.635% due 10/18/2011		7,800	7,688
4.000% due 09/20/2011	EUR	3,600	4,918
4.700% due 10/01/2010		$400	400
5.050% due 10/01/2015		400	409
5.850% due 01/16/2018		10,400	10,816

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/22/2068	EUR	5,500	$7,161
8.625% due 05/22/2068	GBP	4,100	6,151
BAC Capital Trust VII
5.250% due 08/10/2035		15,000	18,786
Banco Santander Chile
1.771% due 04/20/2012		$5,500	5,500
Bank of America Corp.
0.706% due 08/15/2016		1,400	1,263
5.650% due 05/01/2018		165	175
6.500% due 08/01/2016		17,500	19,711
8.000% due 12/29/2049		10,000	10,330
8.125% due 12/29/2049		10,000	10,328
Bank of America N.A.
0.572% due 06/15/2016		1,300	1,162
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,058
Bank of Montreal
2.850% due 06/09/2015		2,000	2,108
Barclays Bank PLC
5.450% due 09/12/2012		20,400	22,103
6.050% due 12/04/2017		3,400	3,693
7.375% due 06/29/2049		2,600	2,652
7.434% due 09/29/2049		3,700	3,811
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,900	10,381
7.250% due 02/01/2018		60	73
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	94
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,500	1,656
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		150	123
CIT Group, Inc.
7.000% due 05/01/2013		2,386	2,410
7.000% due 05/01/2014		1,578	1,582
7.000% due 05/01/2015		878	876
7.000% due 05/01/2016		1,464	1,449
7.000% due 05/01/2017		2,050	2,016
Citigroup, Inc.
1.039% due 06/28/2013	EUR	200	259
4.750% due 02/10/2019		2,575	3,450
5.100% due 09/29/2011		$925	961
5.300% due 10/17/2012		1,100	1,173
5.500% due 08/27/2012		12,200	13,002
5.500% due 04/11/2013		12,700	13,636
5.625% due 08/27/2012		2,200	2,326
5.850% due 07/02/2013		700	758
6.125% due 08/25/2036		9,800	9,576
6.400% due 03/27/2013	EUR	200	295
Countrywide Financial Corp.
1.291% due 11/23/2010		1,700	2,341
5.125% due 02/17/2011	GBP	800	1,269

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments PIMCO Total Return Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 06/07/2012		$3,400	$3,613
Credit Agricole S.A.
8.375% due 10/29/2049		12,000	12,900
Deutsche Bank AG
4.875% due 05/20/2013		590	641
6.000% due 09/01/2017		7,200	8,312
Dexia Credit Local
0.693% due 03/05/2013		22,500	22,433
Dexia Credit Local S.A.
0.961% due 04/29/2014		10,400	10,367
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		500	537
7.250% due 10/25/2011		500	525
7.375% due 02/01/2011		2,100	2,139
7.500% due 08/01/2012		300	319
7.800% due 06/01/2012		1,100	1,170
12.000% due 05/15/2015		4,100	5,170
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	900	1,256
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$400	481
10.500% due 03/25/2014		700	841
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,500	12,346
5.625% due 05/01/2018		$700	778
6.375% due 11/15/2067		300	301
6.875% due 01/10/2039		3,500	4,033
Goldman Sachs Group, Inc.
0.740% due 03/22/2016		100	93
4.750% due 07/15/2013		790	849
5.700% due 09/01/2012		41	44
5.950% due 01/18/2018		8,500	9,350
6.250% due 09/01/2017		6,800	7,633
HBOS Capital Funding LP
6.071% due 06/29/2049		20,450	18,200
HSBC Holdings PLC
6.500% due 05/02/2036		3,800	4,245
6.500% due 09/15/2037		1,500	1,688
ING Bank NV
1.089% due 03/30/2012		26,900	26,817
International Lease Finance Corp.
1.274% due 08/15/2011	EUR	10,300	13,549
5.300% due 05/01/2012		$2,400	2,418
5.350% due 03/01/2012		2,400	2,427
5.400% due 02/15/2012		3,137	3,168
6.750% due 09/01/2016		2,000	2,150
John Deere Capital Corp.
4.500% due 04/03/2013		555	600
JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	300	399
5.750% due 01/02/2013		$290	316
7.900% due 04/29/2049		4,340	4,667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$5,700	$6,480
JPMorgan Chase Capital XX
6.550% due 09/15/2066		700	712
KeyCorp
1.091% due 11/22/2010	EUR	2,900	3,981
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	500	746
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,400	3,354
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$3,000	664
5.625% due 01/24/2013 (a)		3,200	752
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	13,470
Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		2,500	2,464
0.576% due 02/15/2011		2,600	2,576
6.050% due 08/15/2012		3,800	4,080
6.150% due 04/25/2013		155	170
6.400% due 08/28/2017		4,000	4,384
6.875% due 04/25/2018		1,070	1,202
MetLife, Inc.
5.375% due 12/15/2012		10	11
Mizuho Capital Investment EUR 1 Ltd.
5.020% due 06/29/2049	EUR	3,000	3,926
Morgan Stanley
0.780% due 01/09/2012		$1,000	994
1.260% due 01/16/2017	EUR	100	120
2.876% due 05/14/2013		$5,100	5,201
6.250% due 08/28/2017		1,300	1,424
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	550	814
Mystic Re Ltd.
10.299% due 06/07/2011		$1,100	1,150
National Australia Bank Ltd.
5.350% due 06/12/2013		3,100	3,399
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,741
Nomura Europe Finance NV
0.440% due 07/05/2011		9,200	9,067
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,080
Petroleum Export Ltd.
5.265% due 06/15/2011		162	161
PNC Funding Corp.
5.125% due 12/14/2010		135	136
Prudential Financial, Inc.
6.625% due 12/01/2037		800	905

76	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prudential Holdings LLC
8.695% due 12/18/2023		$265	$337
Rabobank Nederland NV
6.875% due 03/19/2020	EUR	13,700	18,125
11.000% due 06/29/2049		$200	261
Regions Financial Corp.
6.375% due 05/15/2012		1,270	1,302
Resona Bank Ltd.
5.850% due 09/29/2049		800	799
Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		12,300	12,310
1.450% due 10/20/2011		15,200	15,316
2.625% due 05/11/2012		1,100	1,130
3.000% due 12/09/2011		6,200	6,367
5.000% due 11/12/2013		1,990	2,006
6.990% due 10/29/2049 (a)		4,400	3,586
7.640% due 03/29/2049 (a)		11,100	8,297
7.648% due 08/29/2049		4,100	3,946
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		20,100	19,829
2.991% due 10/07/2013 (b)		2,000	2,002
SLM Corp.
3.125% due 09/17/2012	EUR	11,700	15,146
5.000% due 10/01/2013		$510	500
5.375% due 01/15/2013		3,000	3,026
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		47,500	54,026
Societe Generale
5.922% due 04/29/2049		2,200	2,088
State Bank of India
4.500% due 07/27/2015		2,600	2,737
State Street Capital Trust IV
1.292% due 06/01/2077		600	436
Swedbank AB
3.625% due 12/02/2011	EUR	300	419
Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (b)		$500	500
Temasek Financial I Ltd.
4.300% due 10/25/2019		2,300	2,500
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	731
UBS AG
1.439% due 02/23/2012		4,900	4,936
5.750% due 04/25/2018		1,000	1,131
5.875% due 12/20/2017		2,500	2,833
USB Capital IX
6.189% due 10/29/2049		600	477
Wachovia Capital Trust III
5.800% due 03/29/2049		245	217
Wells Fargo & Co.
7.980% due 03/29/2049		26,675	28,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Capital XIII
7.700% due 12/29/2049	$11,000	$11,468
Wells Fargo Capital XV
9.750% due 09/29/2049	13,800	15,249
Westpac Banking Corp.
3.585% due 08/14/2014	2,300	2,472
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	4,600	4,600
World Financial Properties Tower D Finance Corp.
6.950% due 09/01/2013	88	90
XL Group PLC
6.500% due 12/29/2049	220	184

		789,523

INDUSTRIALS 4.9%
Alcoa, Inc.
6.000% due 07/15/2013	85	93
Cameron International Corp.
6.375% due 07/15/2018	125	142
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	535	616
Codelco, Inc.
6.150% due 10/24/2036	400	477
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	135	157
Comcast Corp.
5.875% due 02/15/2018	1,000	1,155
6.450% due 03/15/2037	1,000	1,114
6.500% due 11/15/2035	95	107
Commercial Metals Co.
7.350% due 08/15/2018	60	65
ConocoPhillips
4.400% due 05/15/2013	60	65
Continental Airlines 1997-4 Class B Pass-Through Trust
6.900% due 07/02/2018	2,693	2,660
CSN Resources S.A.
6.500% due 07/21/2020	6,000	6,428
Dell, Inc.
5.650% due 04/15/2018	170	196
Devon Financing Corp. ULC
6.875% due 09/30/2011	210	222
Diageo Capital PLC
5.200% due 01/30/2013	60	65
El Paso Corp.
9.625% due 05/15/2012	1,000	1,077
El Paso Natural Gas Co.
8.625% due 01/15/2022	1,000	1,239

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments PIMCO Total Return Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		$800	$917
Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		700	747
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		464	503
General Mills, Inc.
5.250% due 08/15/2013		120	134
Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		900	917
Hewlett-Packard Co.
4.500% due 03/01/2013		135	146
International Business Machines Corp.
5.700% due 09/14/2017		28,100	33,615
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017		150	170
6.550% due 09/15/2040		500	549
Kraft Foods, Inc.
6.125% due 02/01/2018		3,000	3,542
6.500% due 08/11/2017		360	432
6.875% due 02/01/2038		1,300	1,582
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,037
Nucor Corp.
5.750% due 12/01/2017		4,800	5,660
5.850% due 06/01/2018		555	655
Oracle Corp.
4.950% due 04/15/2013		640	706
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	561
7.500% due 12/18/2013	GBP	200	353
9.125% due 10/13/2010		$15	15
PepsiCo, Inc.
4.650% due 02/15/2013		165	180
Petrobras International Finance Co.
7.875% due 03/15/2019		14,120	17,677
Petro-Canada
6.050% due 05/15/2018		65	76
Petroleos Mexicanos
8.000% due 05/03/2019		25,100	31,250
Plains All American Pipeline LP
6.650% due 01/15/2037		220	239
President and Fellows of Harvard College
6.000% due 01/15/2019		300	364
6.500% due 01/15/2039		21,000	27,175
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		185	206
Rohm and Haas Co.
6.000% due 09/15/2017		2,000	2,236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shell International Finance BV
5.500% due 03/25/2040	$1,700	$1,953
Suncor Energy, Inc.
5.950% due 12/01/2034	41	44
6.100% due 06/01/2018	65	76
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	9,223
Time Warner Cable, Inc.
5.850% due 05/01/2017	130	148
Time Warner, Inc.
7.625% due 04/15/2031	174	216
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	365	342
Union Pacific Corp.
6.650% due 01/15/2011	265	269
UnitedHealth Group, Inc.
4.875% due 03/15/2015	120	133
Vale Overseas Ltd.
4.625% due 09/15/2020	1,300	1,349
6.250% due 01/23/2017	700	803
6.875% due 11/21/2036	700	801
Wind Acquisition Finance S.A.
12.000% due 12/01/2015	2,300	2,447
Xerox Corp.
5.500% due 05/15/2012	425	452
XTO Energy, Inc.
4.625% due 06/15/2013	220	242

		166,020

UTILITIES 1.0%
AES Corp.
8.000% due 10/15/2017	30	33
Alltel Corp.
7.000% due 07/01/2012	2,000	2,201
American Electric Power Co., Inc.
5.250% due 06/01/2015	535	594
AT&T, Inc.
4.950% due 01/15/2013	2,800	3,044
5.500% due 02/01/2018	3,055	3,548
5.600% due 05/15/2018	115	135
6.300% due 01/15/2038	1,900	2,153
Consolidated Natural Gas Co.
5.000% due 03/01/2014	180	198
Dominion Resources, Inc.
5.000% due 03/15/2013	36	39
Duke Energy Carolinas LLC
5.100% due 04/15/2018	120	138
Enel Finance International S.A.
6.800% due 09/15/2037	10,200	11,559

78	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida Power & Light Co.
5.550% due 11/01/2017	$120	$143
Florida Power Corp.
5.650% due 06/15/2018	130	154
Nevada Power Co.
6.500% due 08/01/2018	120	145
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	310	319
8.125% due 05/01/2012	45	50
Pacific Gas & Electric Co.
4.200% due 03/01/2011	39	40
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,223
Qwest Corp.
8.875% due 03/15/2012	50	55
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,790
Southern California Edison Co.
5.625% due 02/01/2036	180	205
Southern California Gas Co.
5.450% due 04/15/2018	54	62
Verizon Communications, Inc.
5.500% due 04/01/2017	620	711
6.100% due 04/15/2018	140	167
Verizon Global Funding Corp.
7.750% due 12/01/2030	40	52
Verizon New England, Inc.
6.500% due 09/15/2011	90	95
Verizon New Jersey, Inc.
5.875% due 01/17/2012	100	106
Verizon Wireless Capital LLC
2.945% due 05/20/2011	4,400	4,474
Virginia Electric and Power Co.
5.400% due 04/30/2018	650	759
6.350% due 11/30/2037	500	614

		34,806

Total Corporate Bonds & Notes (Cost $914,169)		990,349

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%
Transocean, Inc.
1.500% due 12/15/2037	16,900	16,625

Total Convertible Bonds & Notes (Cost $15,708)		16,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 2.3%

CALIFORNIA 1.0%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	$1,500	$1,616
7.500% due 04/01/2034	1,500	1,633
7.550% due 04/01/2039	1,500	1,633
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	700	751
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,000	1,097
California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	3,700	3,942
California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	1,700	1,855
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	2,500	2,838
Southern California State Public Power Authority Revenue Bonds, Series 2010
5.943% due 07/01/2040	18,600	19,204

		34,569

GEORGIA 0.0%
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	1,000	1,061

ILLINOIS 0.2%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,100	1,114
Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	1,100	1,100
6.900% due 03/01/2035	1,000	1,008
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	2,900	3,007

		6,229

NEBRASKA 0.1%
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	2,100	2,250

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Total Return Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.1%
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	$1,900	$2,109

NEW YORK 0.8%
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	21,700	22,915
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	1,100	1,228
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	4,000	4,226

		28,369

PENNSYLVANIA 0.0%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	1,100	1,152

TEXAS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,649

Total Municipal Bonds & Notes (Cost $73,256)		77,388

U.S. GOVERNMENT AGENCIES 26.9%
Fannie Mae
0.316% due 07/25/2037	2,392	2,399
0.566% due 04/25/2037	2,738	2,735
0.706% due 09/25/2035	4,953	4,953
1.125% due 09/30/2013	22,400	22,585
1.586% due 07/01/2044	381	383
1.625% due 10/26/2015	1,100	1,101
1.904% due 08/01/2035	2,682	2,772
2.499% due 03/01/2033	37	39
2.545% due 07/01/2035	2,892	3,028
2.597% due 01/01/2035	585	609
2.601% due 08/01/2035	1,201	1,248
2.709% due 05/25/2035	352	374
2.716% due 07/01/2034	21	22
2.900% due 09/01/2034	326	342
4.000% due 08/01/2039 - 11/01/2040	100,000	102,612
4.500% due 05/01/2040 - 10/01/2040	330,118	343,850
4.625% due 10/15/2013	7,200	8,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.679% due 04/01/2038	$627	$655
4.800% due 09/01/2035	539	572
4.836% due 04/01/2038	423	446
4.902% due 04/01/2038	508	537
5.000% due 03/01/2035 - 10/01/2040	33,541	35,350
5.500% due 12/01/2018 - 10/01/2040	114,318	122,093
5.774% due 09/01/2037	365	392
5.800% due 02/01/2031	3	4
6.000% due 10/01/2016 - 01/01/2039	109,661	118,519
6.500% due 01/01/2011 - 06/25/2044	1,579	1,744
7.000% due 03/01/2013 - 10/01/2031	27	30
7.500% due 05/01/2011 - 02/01/2027	192	217
9.000% due 06/01/2025	0	1
Federal Housing Administration
7.430% due 01/25/2023	562	563
Freddie Mac
0.407% due 07/15/2019 - 08/15/2019	8,110	8,089
1.586% due 02/25/2045	304	308
2.716% due 04/01/2033	6	6
2.788% due 12/01/2022	34	36
2.813% due 07/01/2030	17	18
3.667% due 08/15/2032	538	551
4.500% due 02/01/2039 - 10/01/2040	37,000	38,504
4.926% due 04/01/2038	778	823
5.500% due 06/01/2019 - 10/01/2040	10,196	10,829
6.000% due 02/01/2016 - 10/01/2040	23,669	25,479
6.500% due 05/01/2016 -
05/15/2032	18,718	20,769
7.000% due 11/01/2011 - 07/01/2029	1,352	1,359
7.500% due 07/01/2011 -
09/01/2025	20	22
8.000% due 01/01/2012	1	1
Ginnie Mae
0.857% due 02/16/2030	94	95
2.750% due 02/20/2032	688	707
3.125% due 10/20/2024 - 12/20/2026	239	247
3.375% due 06/20/2022 - 01/20/2026	467	482
3.625% due 09/20/2023 - 08/20/2027	255	263
6.000% due 01/15/2029 - 11/01/2040	6,770	7,358
6.500% due 05/15/2032 - 06/15/2032	34	38

80	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 12/15/2011 - 02/20/2032		$27	$31
10.250% due 02/15/2017		367	398
Small Business Administration
4.430% due 05/01/2029		13,132	14,329
5.130% due 09/01/2023		540	587
5.520% due 06/01/2024		3,923	4,282

Total U.S. Government Agencies (Cost $899,205)			913,800

U.S. TREASURY OBLIGATIONS 20.2%
Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020		1,500	1,576
1.750% due 01/15/2028		3,122	3,310
2.000% due 01/15/2026		549	604
2.125% due 02/15/2040		5,850	6,534
2.375% due 01/15/2025		1,966	2,261
2.375% due 01/15/2027		1,622	1,872
2.500% due 01/15/2029		13,099	15,457
3.625% due 04/15/2028		404	541
3.875% due 04/15/2029		8,487	11,800
U.S. Treasury Notes
1.250% due 08/31/2015		6,500	6,501
1.750% due 07/31/2015		16,600	17,006
1.875% due 06/30/2015 (e)		53,400	55,048
1.875% due 08/31/2017		21,000	20,990
1.875% due 09/30/2017 (e)(h)		75,300	75,171
2.125% due 05/31/2015		46,800	48,811
2.375% due 07/31/2017		62,700	64,787
2.500% due 04/30/2015		8,900	9,438
2.500% due 06/30/2017 (e)(h)		115,900	120,771
2.750% due 11/30/2016		52,100	55,381
2.750% due 05/31/2017		30,300	32,066
3.000% due 02/28/2017		22,000	23,669
3.125% due 10/31/2016		3,700	4,017
3.125% due 01/31/2017		5,100	5,528
3.125% due 04/30/2017		66,100	71,558
3.250% due 12/31/2016		20,000	21,838
9.250% due 02/15/2016		4,700	6,619
9.875% due 11/15/2015		1,100	1,567

Total U.S. Treasury Obligations (Cost $665,145)			684,721

MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
2.678% due 02/25/2045		1,183	1,029
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	1,800	2,451
2.403% due 05/16/2047		4,900	6,671

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Corp.
2.893% due 05/25/2035	$1,781	$1,774
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	130	135
Bear Stearns Adjustable Rate Mortgage Trust
3.349% due 01/25/2034	1,130	1,087
3.399% due 02/25/2033	72	67
5.671% due 02/25/2033	74	74
Bear Stearns Alt-A Trust
2.848% due 05/25/2035	2,598	2,040
2.984% due 09/25/2035	1,259	957
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	1,031
5.471% due 01/12/2045	2,800	3,069
Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	280	280
Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	2,821	1,958
5.436% due 12/26/2046	1,628	1,163
Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	15,000	16,085
Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	651	629
3.074% due 03/25/2034	91	92
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	474	361
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	1,600	1,666
Countrywide Alternative Loan Trust
0.436% due 05/25/2047	2,341	1,301
Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	3,968	3,475
3.466% due 11/25/2034	2,323	2,012
4.669% due 02/20/2036	857	672
5.750% due 05/25/2033	31	32
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	1,400	1,487
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038	850	884
Granite Master Issuer PLC
0.347% due 12/20/2054	26,481	24,733
0.357% due 12/20/2054	1,227	1,146
Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	875	798
0.336% due 01/25/2047	1,073	1,009
Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	1,478	1,267
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	534
5.444% due 03/10/2039	3,000	3,167

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Total Return Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
5.196% due 11/25/2035	$2,733	$2,663
Harborview Mortgage Loan Trust
2.956% due 07/19/2035	1,990	1,611
HSBC Asset Loan Obligation
3.421% due 09/25/2037	13,537	9,557
Indymac ARM Trust
2.106% due 01/25/2032	11	9
Indymac Index Mortgage Loan Trust
2.675% due 01/25/2036	2,705	1,669
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051	226	230
5.336% due 05/15/2047	3,600	3,750
5.440% due 06/12/2047	2,000	2,100
5.794% due 02/12/2051	2,000	2,155
JPMorgan Mortgage Trust
5.750% due 01/25/2036	2,160	1,954
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,100	2,200
Mellon Residential Funding Corp.
0.737% due 06/15/2030	1,949	1,900
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	599
5.485% due 03/12/2051	3,000	3,016
Merrill Lynch Floating Trust
0.796% due 07/09/2021	6,199	5,770
Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	1,414	1,103
MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	363	306
Morgan Stanley Capital I
0.318% due 10/15/2020	938	868
4.970% due 12/15/2041	676	730
5.809% due 12/12/2049	20,600	21,845
6.075% due 06/11/2049	10,300	11,035
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035	555	593
Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	1,300	1,424
Permanent Master Issuer PLC
0.606% due 10/15/2033	20,000	19,659
Prime Mortgage Trust
0.656% due 02/25/2019	45	44
0.656% due 02/25/2034	314	285
Structured Adjustable Rate Mortgage Loan Trust
5.449% due 07/25/2035	562	518
Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037	3,521	2,042
0.507% due 07/19/2035	2,916	2,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
2.841% due 10/25/2035	$1,228	$989
2.911% due 02/25/2032	30	29
Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	1,630	1,586
Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	2,096	1,947
5.308% due 11/15/2048	2,000	2,157
5.342% due 12/15/2043	4,000	3,933
5.678% due 05/15/2046	580	603
WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	648	528
1.570% due 11/25/2042	270	235
5.178% due 03/25/2037	6,586	5,603
Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	3,156	2,800
6.000% due 04/25/2037	15,500	14,277
6.000% due 08/25/2037	1,214	1,044

Total Mortgage-Backed Securities (Cost $199,633)		223,198

ASSET-BACKED SECURITIES 1.3%
AMMC CDO
0.542% due 05/03/2018	15,800	15,026
Asset-Backed Funding Certificates
0.316% due 01/25/2037	238	235
Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034	778	674
Bear Stearns Asset-Backed Securities Trust
0.316% due 01/25/2037	2,243	2,072
Carrington Mortgage Loan Trust
0.576% due 10/25/2035	594	566
Countrywide Asset-Backed Certificates
0.306% due 07/25/2037	3,279	3,174
0.516% due 05/25/2036	4,237	3,442
0.736% due 12/25/2031	262	139
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	558	552
Fremont Home Loan Trust
0.316% due 01/25/2037	416	377
GSAMP Trust
0.326% due 12/25/2036	921	626
Gulf Stream - Sextant CLO Ltd.
0.569% due 08/21/2020	10,000	9,404
HSBC Asset Loan Obligation
0.316% due 12/25/2036	1,775	1,532
HSBC Home Equity Loan Trust
0.547% due 01/20/2034	2,783	2,520

82	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		$182	$168
Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		97	83
Morgan Stanley ABS Capital I
0.296% due 10/25/2036		93	92
0.306% due 11/25/2036		268	267
Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037		741	368
Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036		849	297
SLM Student Loan Trust
2.907% due 12/16/2019		1,000	1,001
Structured Asset Securities Corp.
0.306% due 10/25/2036		319	317

Total Asset-Backed Securities (Cost $45,498)			42,932

SOVEREIGN ISSUES 2.1%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,000	1,365
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	293	170
10.000% due 01/01/2017		5,900	3,226
Canada Government Bond
2.000% due 12/01/2014	CAD	23,200	22,721
2.500% due 09/01/2013		8,000	7,983
4.500% due 06/01/2015		3,300	3,579
Canada Housing Trust No. 1
3.350% due 12/15/2020		1,700	1,682
China Development Bank Corp.
5.000% due 10/15/2015		$100	113
Export-Import Bank of China
4.875% due 07/21/2015		500	558
Export-Import Bank of Korea
5.875% due 01/14/2015		14,500	16,240
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,052
Mexico Government International Bond
6.050% due 01/11/2040		2,100	2,415
Panama Government International Bond
7.250% due 03/15/2015		900	1,080
Province of Ontario Canada
1.875% due 09/15/2015		100	101
4.600% due 06/02/2039	CAD	1,700	1,760
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	1,100	1,524

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Swedish Housing Finance Corp.
3.125% due 03/23/2012	$6,300	$6,519

Total Sovereign Issues (Cost $67,861)		72,088

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.5%

BANKING & FINANCE 1.4%
Wells Fargo & Co.
7.500% due 12/31/2049	49,098	49,392

CONSUMER DISCRETIONARY 0.1%
Motors Liquidation Co.
5.250% due 03/06/2032	260,000	2,041

Total Convertible Preferred Securities (Cost $42,197)		51,433

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
DG Funding Trust
0.652% due 12/31/2049	1,065	8,218
Farm Credit Bank
10.000% due 11/29/2049	2,000	2,060

		10,278

COMMUNICATIONS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020	125	137

Total Preferred Securities (Cost $13,460)		10,415

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.0%

REPURCHASE AGREEMENTS 1.0%
Barclays Capital, Inc.
0.250% due 10/01/2010	$27,000	27,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $27,535. Repurchase proceeds are $27,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	8,660	8,660
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $8,837. Repurchase proceeds are $8,660.)

		35,660

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments PIMCO Total Return Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 5.1%
0.112% due 10/18/2010	JPY	14,350,000	$171,888

U.S. TREASURY BILLS 0.0%
0.121% due 10/14/2010 (e)(f)		$850	850

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 18.9%
		63,844,848	639,598

Total Short-Term Instruments (Cost $838,474)			847,996

Total Investments 116.1% (Cost $3,782,238)			$3,938,513

Written Options (j) (0.3%) (Premiums $9,520)			(9,191)

Other Assets and Liabilities (Net) (15.8%)			(537,218)

Net Assets 100.0%			$3,392,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $17,853 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $57,098 at a weighted average interest rate of 0.048%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $6,109 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,785	$2,963
90-Day Eurodollar December Futures	Long	12/2011	138	82
90-Day Eurodollar June Futures	Long	06/2011	599	409
90-Day Eurodollar June Futures	Long	06/2012	138	117
90-Day Eurodollar March Futures	Long	03/2011	1,631	1,111
90-Day Eurodollar March Futures	Long	03/2012	138	101

84	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar September Futures	Long	09/2011	234	$133
U.S. Treasury 5-Year Note December Futures	Long	12/2010	214	177
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,245	1,700

				$6,793

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%	$	2,500	$(56)	$(44)	$(12)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.248%		1,900	(18)	0	(18)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		1,200	(27)	(21)	(6)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		1,200	(27)	(22)	(5)
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		7,100	(30)	(107)	77
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		3,200	(14)	(87)	73
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		1,600	(9)	(16)	7
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		2,000	(11)	(21)	10
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%		5,000	88	24	64
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		500	0	(3)	3
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		200	0	(1)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		500	0	(3)	3
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		1,200	1	(7)	8
Dell, Inc.	CITI	1.000%	09/20/2013	0.637%		5,800	64	31	33
France Government Bond	BOA	0.250%	03/20/2015	0.740%		1,000	(21)	(17)	(4)
France Government Bond	CITI	0.250%	03/20/2015	0.740%		1,600	(34)	(26)	(8)
France Government Bond	GSC	0.250%	03/20/2015	0.740%		1,000	(21)	(17)	(4)
France Government Bond	RBS	0.250%	03/20/2015	0.740%		1,600	(33)	(27)	(6)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%		200	0	0	0
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%		2,800	108	148	(40)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%		4,000	119	(195)	314
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		2,000	146	0	146
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		1,900	158	0	158
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%		900	3	0	3
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%		1,500	152	0	152
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		800	0	0	0
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		1,000	38	52	(14)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.413%		2,100	(15)	(50)	35
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%		2,700	(4)	(41)	37
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		500	(8)	(11)	3
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		800	8	0	8

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%	$	600	$14	$7	$7
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		1,100	24	13	11
MetLife, Inc.	DUB	1.000%	03/20/2015	2.086%		11,500	(516)	(694)	178
MetLife, Inc.	JPM	1.000%	09/20/2013	1.752%		690	(15)	(39)	24
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		2,600	(12)	(58)	46
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		300	(2)	(4)	2
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%		1,700	(8)	(39)	31
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%		700	(6)	(11)	5
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%		100	(1)	0	(1)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%		2,400	6	0	6
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%		1,000	3	0	3
SLM Corp.	BOA	4.800%	03/20/2013	4.223%		2,500	37	0	37
SLM Corp.	CITI	4.850%	03/20/2013	4.223%		2,700	43	0	43
SLM Corp.	GSC	1.000%	06/20/2011	2.664%		25,000	(291)	(325)	34
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.474%	EUR	11,800	(172)	(177)	5
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%	$	300	5	2	3
United Kingdom Gilt	CSFB	1.000%	03/20/2015	0.590%		6,900	125	16	109
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		300	5	2	3
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		4,900	90	22	68
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		9,600	175	111	64
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		400	7	3	4

							$62	$(1,652)	$1,714

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$	1,200	$132	$119	$13
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		3,600	446	400	46
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		600	74	77	(3)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		200	25	25	0
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		4,700	582	549	33
CDX.EM-13 Index	JPM	5.000%	06/20/2015		1,000	124	113	11
CDX.EM-13 Index	MSC	5.000%	06/20/2015		2,100	260	237	23
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		2,800	373	351	22
CDX.EM-14 Index	BOA	5.000%	12/20/2015		1,000	133	130	3
CDX.EM-14 Index	DUB	5.000%	12/20/2015		2,400	319	310	9
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		600	80	78	2
CDX.EM-14 Index	MSC	5.000%	12/20/2015		1,000	134	131	3
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012		7,511	(16)	0	(16)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,830	(2)	0	(2)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		4,700	(117)	(135)	18

86	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	$	400	$(10)	$(11)	$1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		11,670	145	0	145
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		1,061	11	0	11
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		2,218	23	0	23
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		2,315	24	0	24
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		2,893	24	0	24
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		17,600	(52)	(93)	41
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		6,000	(18)	(25)	7
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		16,600	(48)	(67)	19
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		2,500	(8)	(12)	4
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		5,500	(16)	(28)	12

						$2,612	$2,149	$463

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,300	$463	$(6)	$469
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,800	82	0	82
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,200	59	0	59
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	11,700	(97)	(211)	114
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		1,100	4	0	4
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		700	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,600	6	0	6
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		6,300	43	6	37
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		6,000	39	10	29
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,700	44	14	30
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,200	49	24	25
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		7,600	33	0	33
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,700	27	0	27
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	205	0	205
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	369	(84)	453

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC	BRL	600	$35	$4	$31
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	122	8	114
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		160,800	902	(5)	907
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		38,200	231	10	221
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		29,800	180	2	178
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		82,800	448	(9)	457
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		8,700	55	(12)	67
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	21	6	15
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		10,800	104	15	89
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		11,600	113	17	96
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		2,700	31	9	22
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		22,000	201	39	162
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		16,600	172	57	115
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,800	23	0	23
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,200	62	(1)	63
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,800	31	8	23
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		13,400	199	62	137
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,400	21	9	12
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		189,400	3,179	1,549	1,630
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	3,000	(13)	8	(21)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		44,000	(185)	24	(209)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	13,000	559	73	486
Pay	3-Month CAD Bank Bill	5.700%	12/18/2024	RBS		30,800	1,035	(21)	1,056
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	25,700	409	0	409
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	9,700	33	(84)	117
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		10,000	34	(77)	111
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		43,800	150	(308)	458
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		10,600	36	(93)	129
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		10,500	37	(67)	104
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	25,700	127	(2)	129
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		93,200	463	41	422
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		10,700	53	(1)	54
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		28,300	142	(1)	143

							$10,338	$1,013	$9,325

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	92	$47	$59
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	170	45	72
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	262	145	44

				$237	$175

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	4,900	$69	$28
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		22,100	198	118

88	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	10,200	$20	$19
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		10,200	31	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		9,000	125	52
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		42,300	462	227
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		35,100	295	235
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		7,100	11	13
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		45,200	118	228
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		45,200	219	2
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		6,100	28	357
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		6,100	29	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		50,800	552	272
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		27,300	675	390
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,200	29	28
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		17,700	88	3
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		41,200	239	2,413
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		41,200	301	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		28,500	41	53
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		4,500	61	26
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,100	43	27
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		33,400	363	179
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		22,700	126	1,330
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		22,700	158	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		4,600	63	26
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		7,800	13	14
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		40,500	91	205
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		7,800	23	2
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		40,500	172	2
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		57,800	587	310

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	29,500	$62	$55
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		29,500	106	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		13,700	72	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		77,500	488	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		16,200	98	4
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,900	31	33
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		30,200	63	153
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		30,200	169	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		13,800	89	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		10,300	146	59
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		16,600	163	110
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		94,500	842	506
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		9,100	228	130
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		143,300	1,138	958

								$8,925	$8,576

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount			Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$		4,900	$26	$20
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010			4,800	27	20
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		EUR	1,000	3	4
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011			1,000	7	8

								$63	$52

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$	6,500	$55	$81
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020		15,700	140	199
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020		6,400	83	83
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/10/2020		2,300	17	25

							$295	$388

90	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	4,600	$1,300,600	EUR	6,000	$11,488
Sales	1,504	1,312,900		6,400	9,983
Closing Buys	(5,580)	(1,162,600)		(10,400)	(10,765)
Expirations	0	(87,700)		0	(665)
Exercised	0	(102,500)		0	(521)

Balance at 09/30/2010	524	$1,260,700	EUR	2,000	$9,520

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Ginnie Mae	6.000%	10/01/2040	$3,000	$3,255	$3,257

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	48	10/2010	BOA	$0	$(1)	$(1)
Buy		884	10/2010	CITI	3	0	3
Sell		884	10/2010	CITI	0	(3)	(3)
Buy		1,300	10/2010	CSFB	37	0	37
Buy		1,669	10/2010	MSC	137	0	137
Buy		4,854	10/2010	RBS	378	0	378
Buy		884	10/2010	UBS	5	0	5
Sell	BRL	5,341	10/2010	BOA	0	(71)	(71)
Buy		18,367	10/2010	HSBC	655	0	655
Sell		67,133	10/2010	HSBC	0	(1,757)	(1,757)
Buy		27,859	10/2010	JPM	958	0	958
Buy		2,670	10/2010	MSC	78	0	78
Buy		3,006	10/2010	RBC	76	0	76
Buy		20,571	10/2010	RBS	658	0	658
Buy		5,341	12/2010	BOA	72	0	72
Buy		70,821	12/2010	HSBC	1,836	0	1,836
Buy		692	12/2010	MSC	4	0	4
Buy		12,817	12/2010	RBS	285	0	285
Buy		558	09/2011	BOA	6	0	6
Buy		558	09/2011	MSC	5	0	5
Buy	CAD	723	10/2010	BNP	2	0	2
Sell		1,032	10/2010	CITI	0	(3)	(3)
Buy		310	10/2010	DUB	1	0	1
Buy		1,130	11/2010	BCLY	0	(2)	(2)
Buy		822	11/2010	BNP	0	(1)	(1)
Buy		6,352	11/2010	BOA	0	(7)	(7)
Buy		1,032	11/2010	CITI	3	0	3
Buy		1,335	11/2010	CSFB	0	(3)	(3)
Sell		1,696	11/2010	CSFB	0	(36)	(36)
Sell		2,851	11/2010	DUB	17	0	17
Sell		1,730	11/2010	MSC	0	(36)	(36)
Sell		12,333	11/2010	RBC	0	(182)	(182)
Sell		1,342	11/2010	RBS	8	0	8
Buy	CNY	3,277	11/2010	BCLY	0	(2)	(2)
Buy		5,313	11/2010	CITI	0	(4)	(4)
Buy		13,713	11/2010	DUB	0	(13)	(13)
Buy		5,400	11/2010	MSC	0	(6)	(6)

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	38,604	04/2011	BCLY	$15	$0	$15
Buy		70,716	04/2011	DUB	173	0	173
Buy		16,934	04/2011	HSBC	5	0	5
Buy		8,619	04/2011	MSC	4	0	4
Sell	EUR	68,593	10/2010	DUB	0	(5,616)	(5,616)
Sell		3,315	11/2010	BCLY	0	(207)	(207)
Sell		142	11/2010	CSFB	0	(1)	(1)
Buy		9,709	11/2010	DUB	797	0	797
Sell		6,853	11/2010	RBS	0	(526)	(526)
Sell		6,700	11/2010	UBS	0	(104)	(104)
Buy	GBP	1,000	10/2010	CITI	0	(8)	(8)
Sell		2,700	10/2010	CITI	0	(10)	(10)
Buy		1,700	10/2010	HSBC	0	(15)	(15)
Buy		2,700	12/2010	CITI	10	0	10
Sell		13,234	12/2010	CITI	0	(231)	(231)
Sell		2,868	12/2010	GSC	0	(38)	(38)
Buy		1,400	12/2010	RBS	0	(10)	(10)
Sell		6,478	12/2010	UBS	0	(96)	(96)
Sell	IDR	9,844,487	10/2010	BCLY	0	(4)	(4)
Buy		2,949,300	10/2010	BOA	41	0	41
Buy		20,808,274	10/2010	CITI	277	0	277
Sell		10,093,200	10/2010	CITI	0	(8)	(8)
Sell		12,828,500	10/2010	HSBC	0	(8)	(8)
Buy		2,949,300	10/2010	RBS	41	0	41
Buy		6,059,313	10/2010	UBS	70	0	70
Buy		30,014,430	11/2010	BCLY	30	0	30
Buy		583,800	11/2010	CITI	5	0	5
Buy		6,825,120	11/2010	DUB	9	0	9
Buy		3,255,600	11/2010	HSBC	7	0	7
Buy		10,834,000	11/2010	JPM	13	0	13
Buy		4,528,500	11/2010	MSC	7	0	7
Buy		4,872,290	04/2011	CITI	6	0	6
Buy		3,692,000	04/2011	JPM	7	0	7
Buy		1,842,000	04/2011	MSC	3	0	3
Buy		14,327,687	07/2011	BCLY	9	0	9
Buy		1,984,500	07/2011	BNP	5	0	5
Buy		14,862,200	07/2011	CITI	27	0	27
Buy		27,063,650	07/2011	HSBC	44	0	44
Buy		1,890,000	07/2011	RBS	5	0	5
Buy	INR	51,238	11/2010	BCLY	32	0	32
Buy		81,864	01/2011	CITI	0	(9)	(9)
Buy		45,680	01/2011	JPM	0	0	0
Buy		45,700	01/2011	MSC	0	0	0
Sell	JPY	14,350,000	10/2010	JPM	0	(9,758)	(9,758)
Sell		3,457,558	11/2010	MSC	0	(344)	(344)
Buy	KRW	446,494	11/2010	BCLY	11	0	11
Sell		393,953	11/2010	BCLY	0	(20)	(20)
Buy		1,226,156	11/2010	BOA	33	0	33
Buy		1,674,277	11/2010	CITI	27	0	27
Sell		3,537,450	11/2010	CITI	0	(228)	(228)
Buy		302,276	11/2010	DUB	5	0	5
Buy		152,490	11/2010	GSC	4	0	4
Buy		2,014,100	11/2010	JPM	8	(9)	(1)
Sell		1,274,500	11/2010	JPM	0	(85)	(85)
Buy		3,966,601	11/2010	MSC	100	(1)	99
Buy		348,450	11/2010	RBS	5	0	5
Sell		176,990	11/2010	RBS	0	(10)	(10)
Buy		4,703,550	01/2011	MSC	12	(6)	6
Buy	MXN	26,271	02/2011	BCLY	44	0	44

92	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	80,850	02/2011	CITI	$48	$(1)	$47
Buy		2,547	02/2011	DUB	0	(1)	(1)
Buy		5,078	02/2011	JPM	0	(2)	(2)
Buy		36,912	02/2011	MSC	6	(16)	(10)
Buy		2,546	02/2011	UBS	0	(1)	(1)
Buy	MYR	5,908	10/2010	BCLY	174	0	174
Sell		2,250	10/2010	BCLY	0	0	0
Buy		686	10/2010	BOA	22	0	22
Buy		5,615	10/2010	CITI	147	0	147
Buy		2,885	10/2010	DUB	51	0	51
Buy		2,250	02/2011	BCLY	0	(1)	(1)
Buy		1,550	02/2011	HSBC	0	(2)	(2)
Buy		1,551	02/2011	JPM	0	(2)	(2)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		148,076	11/2010	CITI	8	(3)	5
Buy		2,130	11/2010	DUB	3	0	3
Buy		58,157	06/2011	BCLY	0	(7)	(7)
Buy		44,860	06/2011	JPM	0	(3)	(3)
Buy	SGD	667	11/2010	BCLY	7	0	7
Buy		667	11/2010	CITI	7	0	7
Buy		661	03/2011	CITI	2	0	2
Buy		1,320	03/2011	HSBC	4	0	4
Buy		264	03/2011	MSC	1	0	1
Buy	TRY	758	01/2011	BCLY	13	0	13
Buy		1,522	01/2011	CITI	31	0	31
Buy		302	01/2011	CSFB	5	0	5
Buy		2,543	01/2011	HSBC	23	0	23
Buy		3,312	01/2011	JPM	44	0	44
Buy	TWD	14,271	10/2010	BCLY	0	(4)	(4)
Buy		4,055	10/2010	CITI	1	0	1
Buy		10,940	10/2010	DUB	0	(3)	(3)
Buy		9,542	01/2011	DUB	1	(2)	(1)
Buy		5,843	01/2011	JPM	2	0	2
Buy		8,994	01/2011	MSC	2	0	2
Buy		4,871	01/2011	UBS	2	0	2
Buy	ZAR	17,539	10/2010	BCLY	107	0	107
Buy		1,446	10/2010	BOA	7	0	7
Buy		4,416	10/2010	CITI	31	0	31
Buy		7,347	10/2010	HSBC	50	0	50
Buy		2,919	10/2010	JPM	17	0	17
Buy		4,405	10/2010	MSC	30	0	30
Buy		6,528	10/2010	UBS	33	0	33
Buy		3,642	01/2011	BCLY	13	0	13
Buy		2,914	01/2011	JPM	11	0	11
Buy		3,801	09/2011	BCLY	17	0	17
Buy		2,280	09/2011	MSC	10	0	10
Buy		1,520	09/2011	UBS	7	0	7

					$8,055	$(19,527)	$(11,472)

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$7,568	$0	$7,568
Corporate Bonds & Notes
Banking & Finance	500	789,023	0	789,523
Industrials	0	166,020	0	166,020
Utilities	0	34,806	0	34,806
Convertible Bonds & Notes
Industrials	0	16,625	0	16,625
Municipal Bonds & Notes
California	0	34,569	0	34,569
Georgia	0	1,061	0	1,061
Illinois	0	6,229	0	6,229
Nebraska	0	2,250	0	2,250
Nevada	0	2,109	0	2,109
New York	0	28,369	0	28,369
Pennsylvania	0	1,152	0	1,152
Texas	0	1,649	0	1,649
U.S. Government Agencies	0	913,237	563	913,800
U.S. Treasury Obligations	0	684,721	0	684,721
Mortgage-Backed Securities	0	214,077	9,121	223,198
Asset-Backed Securities	0	18,502	24,430	42,932
Sovereign Issues	0	72,088	0	72,088
Convertible Preferred Securities
Banking & Finance	49,392	0	0	49,392
Consumer Discretionary	0	2,041	0	2,041
Preferred Securities
Banking & Finance	2,060	0	8,218	10,278
Communications	0	137	0	137
Short-Term Instruments
Repurchase Agreements	0	35,660	0	35,660
Japan Treasury Bills	0	171,888	0	171,888
U.S. Treasury Bills	0	850	0	850
PIMCO Short-Term Floating NAV Portfolio	639,598	0	0	639,598
Investments, at value	$691,550	$3,204,631	$42,332	$3,938,513
Short Sales, at value	$0	$(3,257)	$0	$(3,257)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,327	0	2,327
Foreign Exchange Contracts	0	8,055	0	8,055
Interest Rate Contracts	6,793	9,554	0	16,347
	$6,793	$19,936	$0	$26,729

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(150)	(52)	(202)
Foreign Exchange Contracts	0	(19,527)	0	(19,527)
Interest Rate Contracts	0	(8,980)	(388)	(9,368)
	$0	$(28,657)	$(440)	$(29,097)
Totals	$698,343	$3,192,653	$41,892	$3,932,888

94	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited)

September 30, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
U.S. Government Agencies	$578	$0	$(17)	$0	$0	$2	$0	$0	$563	$2
Mortgage-Backed Securities	0	8,972	0	0	0	149	0	0	9,121	149
Asset-Backed Securities	9,098	14,892	0	46	0	394	0	0	24,430	394
Preferred Securities
Banking & Finance	8,680	0	0	0	0	(462)	0	0	8,218	(462)

Investments, at value	$18,356	$23,864	$(17)	$46	$0	$83	$0	$0	$42,332	$83

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(55)	0	(64)	0	74	(7)	0	0	(52)	11
Interest Rate Contracts	(70)	0	(222)	0	0	(96)	0	0	(388)	(96)

	$(125)	$0	$(286)	$0	$74	$(103)	$0	$0	$(440)	$(85)

Totals	$18,231	$23,864	$(303)	$46	$74	$(20)	$0	$0	$41,892	$(2)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$8,055	$0	$0	$0	$8,055
Unrealized appreciation on swap agreements	9,554	0	2,327	0	0	11,881

	$9,554	$8,055	$2,327	$0	$0	$19,936

Liabilities:
Written options outstanding	$9,139	$0	$52	$0	$0	$9,191
Variation margin payable (2)	121	0	0	0	0	121
Unrealized depreciation on foreign currency contracts	0	19,527	0	0	0	19,527
Unrealized depreciation on swap agreements	230	0	149	0	0	379

	$9,490	$19,527	$201	$0	$0	$29,218

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(Unaudited)

September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$66,950	$664	$1,364	$0	$0	$68,978
Net realized gain on foreign currency transactions	0	4,750	0	0	0	4,750

	$66,950	$5,414	$1,364	$0	$0	$73,728

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(4,166)	$(152)	$(227)	$0	$0	$(4,545)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(12,987)	0	0	0	(12,987)

	$(4,166)	$(13,139)	$(227)	$0	$0	$(17,532)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $6,793 as reported in the Notes to Schedule of Investments.

96	PIMCO Funds	Total Return Funds	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating

Semiannual Report	September 30, 2010	97

Notes to Financial Statements (Cont.)

solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value

98	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Semiannual Report	September 30, 2010	99

Notes to Financial Statements (Cont.)

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in one or more registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation

100	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into

Semiannual Report	September 30, 2010	101

Notes to Financial Statements (Cont.)

unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of

102	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered

Semiannual Report	September 30, 2010	103

Notes to Financial Statements (Cont.)

to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided

104	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value

Semiannual Report	September 30, 2010	105

Notes to Financial Statements (Cont.)

of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call

106	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Semiannual Report	September 30, 2010	107

Notes to Financial Statements (Cont.)

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal

108	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

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Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

110	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of

Semiannual Report	September 30, 2010	111

Notes to Financial Statements (Cont.)

Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B, C and R Classes	Class D(1)	Class P
PIMCO Total Return Fund	0.25%	0.21%	0.21%	0.40%	0.50%	0.31%
PIMCO Total Return Fund II	0.25%	0.25%	0.25%	N/A	N/A	0.35%
PIMCO Total Return Fund III	0.25%	0.25%	0.25%	N/A	N/A	0.35%
(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

112	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	September 30, 2010	113

Notes to Financial Statements (Cont.)

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Total Return Fund	$3,372,357	$813,755
PIMCO Total Return Fund II	21,891	0
PIMCO Total Return Fund III	159,568	3,151

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO Total Return Fund	$16,520,591	$8,034,498	$384,400	$10,644	$24,181,390	$34,498	$122
PIMCO Total Return Fund II	884,549	957,940	757,000	330	1,085,992	1,640	87
PIMCO Total Return Fund III	843,315	755,308	959,400	169	639,598	1,308	158

114	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Total Return Fund	$318,075,895	$235,895,092	$33,957,620	$16,237,392
PIMCO Total Return Fund II	6,100,807	4,895,618	282,119	175,299
PIMCO Total Return Fund III	5,001,690	4,057,352	556,318	222,081

Semiannual Report	September 30, 2010	115

Notes to Financial Statements (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Total Return Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,277,939	$25,712,762	4,791,769	$51,459,061
Class P	276,069	3,135,656	558,378	5,942,583
Administrative Class	464,378	5,237,366	1,010,056	10,839,047
Class D	391,323	4,414,287	894,509	9,610,550
Other Classes	859,428	9,684,412	2,052,470	21,996,972

Issued as reinvestment of distributions
Institutional Class	162,916	1,848,389	521,920	5,616,991
Class P	2,928	33,212	6,270	67,874
Administrative Class	39,187	444,541	136,979	1,473,725
Class D	20,205	229,318	59,032	636,306
Other Classes	35,049	397,616	118,430	1,275,914

Cost of shares redeemed
Institutional Class	(1,399,720)	(15,800,935)	(2,463,041)	(26,437,459)
Class P	(105,807)	(1,196,712)	(97,308)	(1,055,495)
Administrative Class	(396,711)	(4,473,401)	(660,607)	(7,060,463)
Class D	(193,727)	(2,183,935)	(333,588)	(3,589,674)
Other Classes	(623,997)	(7,055,220)	(968,762)	(10,328,469)
Net increase resulting from Fund share transactions	1,809,460	$20,427,356	5,626,507	$60,447,463

	PIMCO Total Return Fund II
	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	38,799	$422,673	107,016	$1,115,220
Class P	380	4,133	1	10
Administrative Class	2,555	27,785	2,697	27,979
Class D	0	0	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	2,814	30,799	11,558	119,873
Class P	2	19	0	0
Administrative Class	83	913	412	4,273
Class D	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(34,742)	(378,494)	(84,299)	(871,157)
Class P	(63)	(691)	0	0
Administrative Class	(1,974)	(21,261)	(2,406)	(24,951)
Class D	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	7,854	$85,876	34,979	$371,247

116	PIMCO Funds	Total Return Funds

(Unaudited)

September 30, 2010

	PIMCO Total Return Fund III
	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	46,918	$468,326	118,638	$1,114,117
Class P	2,344	23,151	429	4,140
Administrative Class	2,761	27,535	3,727	35,456
Class D	0	0	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	4,095	41,205	12,286	115,372
Class P	27	275	3	27
Administrative Class	106	1,065	230	2,164
Class D	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(40,055)	(400,800)	(74,107)	(699,038)
Class P	(95)	(959)	(40)	(387)
Administrative Class	(756)	(7,527)	(714)	(6,753)
Class D	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	15,345	$152,271	60,452	$565,098

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the

Semiannual Report	September 30, 2010	117

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2010

underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Total Return Fund	$12,036,799	$(1,213,601)	$10,823,198
PIMCO Total Return Fund II	150,187	(18,173)	132,014
PIMCO Total Return Fund III	181,172	(24,897)	156,275
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

118	PIMCO Funds	Total Return Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	MSC	Morgan Stanley
CITI	Citigroup, Inc.	RBC	Royal Bank of Canada
CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	SOG	Societe Generale
GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
HSBC	HSBC Bank USA

Currency Abbreviations:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Renminbi	PHP	Philippine Peso
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
IDR	Indonesian Rupiah	TRY	Turkish New Lira
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD	United States Dollar
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index-Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index-High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index-Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
FSA	Financial Security Assurance, Inc.	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
AID	Agency International Development	FSB	Federal Savings Bank
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
CMO	Collateralized Mortgage Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

Semiannual Report	September 30, 2010	119

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

120	PIMCO Funds	Total Return Funds

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios

Semiannual Report	September 30, 2010	121

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage

122	PIMCO Funds	Total Return Funds

(Unaudited)

collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement,

Semiannual Report	September 30, 2010	123

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

124	PIMCO Funds	Total Return Funds

(Unaudited)

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that

Semiannual Report	September 30, 2010	125

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

126	PIMCO Funds	Total Return Funds

(Unaudited)

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements,

Semiannual Report	September 30, 2010	127

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

(Unaudited)

and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

128	PIMCO Funds	Total Return Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS25062 SAR 093010

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2010

PIMCO Total Return Fund

Share Classes

Contents
Chairman’s Letter	2
Important Information About the Total Return Fund	4
Portfolio Review	6
Performance Summary	7
Benchmark Descriptions	8
Summary Schedule of Investments	9
Financial Highlights	50
Statement of Assets and Liabilities	52
Statement of Operations	53
Statements of Changes in Net Assets	54
Notes to Financial Statements	55
Glossary	75
Privacy Policy	76
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	77

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

•

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

•

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

•

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

•

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

2	PIMCO Funds

•

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

•

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

•

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Class R shares were first offered in 12/02. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Barclays Capital U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. The benchmark index and Lipper Average does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at 1-800-927-4648 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Total Return Fund	Class A	PTTAX
	Class B	PTTBX
	Class C	PTTCX
	Class R	PTRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to U.S. duration (or sensitivity to changes in market interest rates) for most of the period benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	A curve-steepening strategy in the U.S., implemented via money market futures, benefited performance as most Eurodollar futures contracts rallied during the period.

•	An underweight to Agency mortgage-backed securities (“MBS”) benefited returns as Agency MBS underperformed like-duration U.S. Treasuries during the period.

•	Exposure to financials detracted from performance as this sub-sector underperformed the overall investment grade corporate bond market during the period.

•	Exposure to local Brazilian interest rates, primarily obtained through zero-coupon swaps, benefited returns as rates fell in this country during the period.

•	Exposure to European duration benefited performance as the ten-year Euro benchmark yield fell during the period.

Allocation Breakdown‡

Corporate Bonds & Notes	23.9%
U.S. Government Agencies	23.3%
U.S. Treasury Obligations	22.8%
Short-Term Instruments	17.7%
Mortgage-Backed Securities	4.7%
Other	7.6%

‡	% of Total Investments as of 09/30/10

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Class A	6.44%	10.45%	7.86%	7.43%	8.09%
PIMCO Total Return Fund Class A (adjusted)	2.45%	6.31%	7.04%	7.02%	7.87%
PIMCO Total Return Fund Class B	6.04%	9.63%	7.06%	6.87%	7.85%
PIMCO Total Return Fund Class B (adjusted)	2.54%	6.13%	6.99%	6.87%	7.85%
PIMCO Total Return Fund Class C (adjusted)	5.05%	8.62%	7.06%	6.63%	7.29%
PIMCO Total Return Fund Class R	6.31%	10.18%	7.60%	7.16%	7.81%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	6.20%	6.41%	7.44%	**
Lipper Intermediate Investment Grade Debt Funds Average	6.17%	9.98%	5.47%	5.85%	6.81%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.91% for Class A shares, 1.66% for Class B shares, 1.66% for Class C shares, and 1.16% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,064.40	$1,060.45	$1,060.46	$1,063.11	$1,020.56	$1,016.80	$1,016.80	$1,019.30
Expenses Paid During Period†	$4.66	$8.52	$8.52	$5.95	$4.56	$8.34	$8.34	$5.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C, and 1.15% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	7

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Summary Schedule of Investments PIMCO Total Return Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (m) (Cost $705,606)			$	696,925	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
American International Group, Inc.
8.175% due 05/15/2068	$	792,222		798,164	0.3%
0.000% - 8.625% due 10/01/2010 - 05/22/2068		25,944,881		3,723,025	1.5%
Citigroup, Inc.
5.500% due 04/11/2013		732,235		786,212	0.3%
0.417% - 8.500% due 05/18/2011 - 07/15/2039 (n)		2,342,702		2,568,946	1.0%
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,195,450		1,380,286	0.5%
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		709,135		796,622	0.3%
Morgan Stanley
0.570% - 7.500% due 01/21/2011 - 08/09/2026		1,444,932		1,528,411	0.6%
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		1,007,600		1,015,292	0.4%
0.559% - 7.648% due 02/01/2011 - 12/31/2049		1,584,943		1,616,763	0.6%
Other Banking & Finance (a)(d)(m)(n)(r)				37,219,458	14.8%

Total Banking & Finance				51,433,179	20.4%

INDUSTRIALS
Total Industrials (a)(d)(e)(m)				13,043,096	5.2%
UTILITIES
Total Utilities (m)				4,109,387	1.6%

Total Corporate Bonds & Notes (Cost $62,447,299)				68,585,662	27.2%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (m) (Cost $350,924)				360,386	0.1%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (a)(d)(g)(m)(r) (Cost $6,840,139)				7,306,360	2.9%
U.S. GOVERNMENT AGENCIES
Fannie Mae
4.000% due 10/01/2040		1,585,500		1,629,597	0.6%
4.000% due 11/01/2040		2,482,800		2,544,870	1.0%
4.100% due 12/17/2018		1,250,000		1,258,921	0.5%
4.150% due 12/17/2018		900,000		906,784	0.4%
4.500% due 03/01/2040		1,266,819		1,321,123	0.5%
4.500% due 05/01/2040		1,606,860		1,675,670	0.7%
4.500% due 10/01/2040		12,697,278		13,225,014	5.2%
5.000% due 10/01/2040		2,827,000		2,976,744	1.2%
5.000% due 10/13/2040		1,000,000		1,052,656	0.4%
5.500% due 05/01/2034		1,047,333		1,125,430	0.4%
5.500% due 10/01/2040		3,602,000		3,829,376	1.5%
6.000% due 10/01/2040		1,012,900		1,088,394	0.4%
6.000% due 10/13/2040		1,000,000		1,074,219	0.4%
0.000% - 1000.000% due 10/01/2010 - 01/25/2048 (b)(c)(o)		20,156,618		21,297,393	8.4%

See Accompanying Notes	Semiannual Report	September 30, 2010	9

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Freddie Mac
4.000% due 10/01/2040	$	2,700,000	$	2,769,187	1.1%
4.500% due 10/01/2040		1,905,000		1,980,902	0.8%
6.000% due 10/01/2040		1,000,000		1,072,968	0.4%
0.000% - 1007.500% due 10/01/2010 - 07/01/2047 (b)(c)		3,694,558		3,850,284	1.5%
Other U.S. Government Agencies (a)(b)(m)				2,343,674	0.9%

Total U.S. Government Agencies (Cost $66,192,414)				67,023,206	26.6%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (h)
1.750% due 01/15/2028		710,965		753,789	0.3%
2.125% due 02/15/2040		896,791		1,001,673	0.4%
2.500% due 01/15/2029		1,675,443		1,977,023	0.8%
1.250% - 3.875% due 07/15/2020 - 04/15/2032		2,713,018		3,258,482	1.3%
U.S. Treasury Notes
0.375% due 08/31/2012 (n)		1,664,645		1,663,540	0.7%
0.625% due 06/30/2012		2,030,900		2,039,464	0.8%
0.625% due 07/31/2012		2,543,000		2,554,029	1.0%
1.750% due 07/31/2015		1,385,135		1,419,011	0.6%
1.875% due 06/30/2015 (j)(k)		5,840,400		6,020,635	2.4%
1.875% due 08/31/2017		1,476,000		1,475,308	0.6%
1.875% due 09/30/2017		2,371,300		2,367,224	0.9%
2.125% due 05/31/2015 (k)(l)		4,838,700		5,046,604	2.0%
2.375% due 07/31/2017		5,231,900		5,406,023	2.1%
2.500% due 04/30/2015		3,152,700		3,343,341	1.3%
2.500% due 06/30/2017 (k)(l)(o)		7,651,525		7,973,126	3.2%
2.750% due 11/30/2016		1,045,000		1,110,803	0.4%
2.750% due 05/31/2017		4,219,800		4,465,734	1.8%
3.000% due 02/28/2017		1,351,500		1,454,025	0.6%
3.125% due 04/30/2017 (j)(k)(l)(o)		7,364,900		7,973,079	3.2%
3.250% due 12/31/2016		1,582,100		1,727,455	0.7%
3.250% due 03/31/2017		929,600		1,013,990	0.4%
1.000% - 9.875% due 08/31/2011 - 05/15/2018 (n)		1,535,114		1,651,778	0.7%

Total U.S. Treasury Obligations (Cost $63,649,139)				65,696,136	26.0%

MORTGAGE-BACKED SECURITIES
Arkle Master Issuer PLC
1.519% due 05/17/2060		801,200		799,030	0.3%
Other Mortgage-Backed Securities (a)(b)(m)(r)				12,682,134	5.1%

Total Mortgage-Backed Securities (Cost $13,132,026)				13,481,164	5.4%

ASSET-BACKED SECURITIES
SLM Student Loan Trust
1.998% due 04/25/2023		1,136,499		1,177,521	0.5%
Other Asset-Backed Securities (a)(m)				1,808,946	0.7%

Total Asset-Backed Securities (Cost $2,962,157)				2,986,467	1.2%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
SOVEREIGN ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,462,222	$	3,751,703	1.5%
10.000% due 01/01/2017		2,055,854		1,124,139	0.4%
10.000% due 01/01/2013 - 01/01/2014		324,000		183,342	0.1%
Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700		1,390,416	0.6%
2.500% - 4.500% due 09/01/2011 - 06/01/2020		1,433,450		1,455,042	0.6%
Other Sovereign Issues (m)(n)				2,449,989	1.0%

Total Sovereign Issues (Cost $9,605,955)				10,354,631	4.1%

		SHARES
CONVERTIBLE PREFERRED SECURITIES
American International Group, Inc.
8.500% due 08/01/2011		447		3,838	0.0%
Other Convertible Preferred Securities (m)				68,240	0.0%

Total Convertible Preferred Securities (Cost $31,482)				72,078	0.0%

PREFERRED SECURITIES
Citigroup, Inc.
6.150% due 12/15/2012		1,974		29,514	0.0%
Other Preferred Securities (m)				84	0.0%

Total Preferred Securities (Cost $31,160)				29,598	0.0%

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (m)				198,039	0.1%
COMMERCIAL PAPER
Freddie Mac
0.246% due 10/13/2010	$	1,000		1,000	0.0%

Total Commercial Paper				1,000	0.0%

REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.210% due 10/12/2010 (Dated 09/20/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $262,146. Repurchase proceeds are $250,001.)		250,000		250,000	0.1%
Barclays Capital, Inc.
0.160% due 10/06/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 09/15/2012 - 12/15/2012 valued at $239,853. Repurchase proceeds are $235,001.)		235,000		235,000	0.1%

See Accompanying Notes	Semiannual Report	September 30, 2010	11

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.170% due 10/04/2010 (Dated 09/27/2010. Collateralized by Fannie Mae 0.246% - 6.625% due 07/26/2012 - 11/15/2030 valued at $337,672. Repurchase proceeds are $330,602.)	$	330,600	$	330,600	0.1%
0.190% due 10/06/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $510,424. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.190% due 10/18/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $251,824 and U.S. Treasury Notes 1.000% due 07/31/2011 valued at $255,068. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/15/2010 (Dated 09/14/2010. Collateralized by Fannie Mae 1.250% due 08/16/2013 valued at $275,629 and Freddie Mac 5.000% due 04/08/2030 valued at $20,524. Repurchase proceeds are $290,002.)		290,000		290,000	0.1%
0.200% due 10/18/2010 (Dated 09/14/2010. Collateralized by Fannie Mae 5.000% due 03/15/2016 valued at $50,508; Federal Farm Credit Bank 1.875% due 09/14/2015 valued at $45,330; Federal Home Loan Bank 0.360% - 4.875% due 03/28/2011 - 07/08/2030 valued at $137,845; and Freddie Mac 2.500% - 4.500% due 01/15/2014 - 08/18/2017 valued at $276,451. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/18/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $510,534. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/18/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 0.625% - 3.625% due 06/30/2012 - 08/15/2019 valued at $1,019,046. Repurchase proceeds are $1,000,006.)		1,000,000		1,000,000	0.4%
0.200% due 10/19/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.875% - 3.500% due 06/30/2015 - 05/15/2020 valued at $1,023,793. Repurchase proceeds are $1,000,006.)		1,000,000		1,000,000	0.4%
0.210% due 10/15/2010 (Dated 09/01/2010. Collateralized by Fannie Mae 1.750% - 5.250% due 08/01/2012 - 04/15/2014 valued at $137,546; Federal Farm Credit Bank 2.840% due 05/19/2014 valued at $56,116; Federal Home Loan Bank 2.000% due 09/14/2012 valued at $76,037; and Freddie Mac 2.800% - 4.125% due 09/27/2013 - 08/18/2017 valued at $239,369. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.220% due 10/05/2010 (Dated 08/27/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $1,013,970. Repurchase proceeds are $1,000,006.)		1,000,000		1,000,000	0.4%
0.220% due 10/08/2010 (Dated 09/16/2010. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $921,172. Repurchase proceeds are $888,305.)		888,300		888,300	0.4%
0.250% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $97,404. Repurchase proceeds are $95,501.)		95,500		95,500	0.0%

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Citigroup Global Markets, Inc.
0.220% due 10/08/2010 (Dated 09/24/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $262,588. Repurchase proceeds are $250,002.)	$	250,000	$	250,000	0.1%
0.220% due 10/18/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $51,120. Repurchase proceeds are $50,000.)		50,000		50,000	0.0%
0.250% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Bills 0.260% due 09/22/2011 valued at $41,825. Repurchase proceeds are $41,000.)		41,000		41,000	0.0%
Credit Suisse Securities (USA) LLC
0.170% due 10/06/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 0.875% due 05/31/2011 valued at $31,907. Repurchase proceeds are $31,200.)		31,200		31,200	0.0%
Goldman Sachs & Co.
0.230% due 10/07/2010 (Dated 09/16/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 08/01/2037 valued at $179,937; Freddie Mac 5.000% due 08/01/2039 valued at $85,432; and Ginnie Mae 5.000% due 03/15/2038 valued at $44,883. Repurchase proceeds are $300,002.)		300,000		300,000	0.1%
Greenwich Capital Markets, Inc.
0.210% due 10/04/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $255,332. Repurchase proceeds are $250,001.)		250,000		250,000	0.1%
JPMorgan Chase Bank N.A.
0.190% due 10/08/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 06/30/2011 - 01/15/2013 valued at $536,019. Repurchase proceeds are $525,003.)		525,000		525,000	0.2%
0.260% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,375. Repurchase proceeds are $1,300.)		1,300		1,300	0.0%
Morgan Stanley
0.180% due 10/05/2010 (Dated 09/28/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.625% due 07/31/2014 - 02/15/2020 valued at $1,022,604. Repurchase proceeds are $1,000,005.)		1,000,000		1,000,000	0.4%
0.200% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% - 3.625% due 05/31/2012 - 02/15/2020 valued at $2,028,539; U.S. Treasury Bonds 4.250% due 05/15/2039 valued at $921,002. Repurchase proceeds are $2,983,217.)		2,983,200		2,983,200	1.2%
0.200% due 10/06/2010 (Dated 09/23/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $512,169. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%
0.200% due 10/06/2010 (Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 03/31/2012 - 10/15/2012 valued at $509,683. Repurchase proceeds are $500,003.)		500,000		500,000	0.2%

See Accompanying Notes	Semiannual Report	September 30, 2010	13

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.210% due 10/04/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $511,040. Repurchase proceeds are $500,003.)	$	500,000	$	500,000	0.2%
0.210% due 10/06/2010 (Dated 09/22/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.625% due 03/15/2013 - 02/15/2020 valued at $409,443. Repurchase proceeds are $400,002.)		400,000		400,000	0.2%
0.210% due 10/12/2010 (Dated 09/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2014 - 01/15/2027 valued at $618,499. Repurchase proceeds are $600,004.)		600,000		600,000	0.2%
0.210% due 10/12/2010 (Dated 09/24/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $257,057. Repurchase proceeds are $250,001.)		250,000		250,000	0.1%
0.210% due 10/12/2010 (Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $54,187. Repurchase proceeds are $53,000.)		53,000		53,000	0.0%
0.230% due 10/15/2010 (Dated 09/15/2010. Collateralized by U.S. Treasury Notes 2.125% - 3.625% due 02/28/2015 - 02/15/2020 valued at $1,546,653. Repurchase proceeds are $1,500,010.)		1,500,000		1,500,000	0.6%
0.240% due 10/19/2010 (Dated 09/15/2010. Collateralized by Ginnie Mae 5.500% due 10/20/2039 - 07/20/2040 valued at $316,953. Repurchase proceeds are $307,002.)		307,000		307,000	0.1%
0.250% due 10/01/2010 (Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $228,034. Repurchase proceeds are $222,402.)		222,400		222,400	0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2010 (Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $165,321. Repurchase proceeds are $162,076.)		162,076		162,076	0.1%
TD Securities (USA) LLC
0.220% due 10/05/2010 (Dated 09/27/2010. Collateralized by U.S. Treasury Notes 0.750% - 1.750% due 10/31/2011 - 11/30/2011 valued at $159,930. Repurchase proceeds are $156,601.)		156,600		156,600	0.1%

Total Repurchase Agreements				18,172,176	7.2%

JAPAN TREASURY BILLS
0.108% due 11/01/2010 - 12/06/2010 (f)	JPY	666,850,000		7,986,810	3.1%
U.S. TREASURY BILLS
0.109% due 11/01/2010 - 12/06/2010 (k)(f)				218,449	0.1%

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	SHARES		MARKET VALUE (000S)	% OF NET ASSETS
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i)
Total PIMCO Short-Term Floating NAV Portfolio	2,413,794	$	24,181,390	9.6%

Total Short-Term Instruments (Cost $50,578,978)			50,757,864	20.1%

Total Investments (Cost $276,527,279)		$	287,350,477	113.9%

Written Options (q) (Premiums $738,837)			(756,016)	(0.3%)

Other Assets and Liabilities (Net)			(34,268,170)	(13.6%)

Net Assets		$	252,326,291	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains interest only securities.
(c)	The group contains principal only securities.
(d)	The grouping contains when-issued securities.
(e)	The group contains payment in-kind bond securities.
(f)	Coupon represents a weighted average yield.
(g)	The group contains securities which become interest bearing at a future date.
(h)	The group contains securities in which the principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $113,270 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Securities with an aggregate market value of $561,172 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $340,120 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2010.
(n)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $519,524 at a weighted average interest rate of -0.062%. On September 30, 2010, securities valued at $1,175,466 were pledged as collateral for reverse repurchase agreements.
(o)	Securities with an aggregate market value of $441,806 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	112,647	$208,404
90-Day Eurodollar December Futures	Long	12/2011	9,962	5,941
90-Day Eurodollar June Futures	Long	06/2011	50,056	35,402
90-Day Eurodollar June Futures	Long	06/2012	9,962	8,476
90-Day Eurodollar March Futures	Long	03/2011	137,170	94,252
90-Day Eurodollar March Futures	Long	03/2012	9,962	7,271
90-Day Eurodollar September Futures	Long	09/2011	16,851	9,530
U.S. Treasury 5-Year Note December Futures	Long	12/2010	12,914	8,398
U.S. Treasury 10-Year Note December Futures	Long	12/2010	101,056	75,718

				$453,392

See Accompanying Notes	Semiannual Report	September 30, 2010	15

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(p)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	0.563%	$	8,880	$(24)	$0	$(24)
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	1.084%		1,800	20	62	(42)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	2.181%		15,000	1,330	0	1,330
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.899%		2,000	97	37	60
Barrick Gold Finance Co.	JPM	(0.530%	)	12/20/2016	0.763%		8,800	119	0	119
Block Financial LLC	BOA	(1.550%	)	03/20/2013	4.070%		32,100	1,837	(113)	1,950
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	4.070%		6,000	405	0	405
Block Financial LLC	DUB	(1.050%	)	03/20/2013	4.070%		5,000	344	0	344
Block Financial LLC	JPM	(1.270%	)	03/20/2013	4.070%		4,500	287	0	287
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	3.551%		18,000	(298)	0	(298)
CBS Corp.	JPM	(0.590%	)	09/20/2012	0.546%		15,000	(16)	0	(16)
Centex Corp.	BCLY	(1.000%	)	06/20/2016	1.856%		4,000	177	37	140
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.856%		12,500	552	119	433
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.735%		4,500	145	148	(3)
Centex Corp.	DUB	(1.000%	)	12/20/2010	0.808%		3,100	(2)	0	(2)
Centex Corp.	DUB	(1.000%	)	03/20/2011	0.808%		2,500	(3)	1	(4)
Centex Corp.	DUB	(1.000%	)	12/20/2017	1.937%		2,500	146	(9)	155
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.565%		1,500	30	20	10
Centex Corp.	GSC	(1.000%	)	06/20/2016	1.856%		3,120	138	0	138
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.222%		10,000	323	1,209	(886)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	2.222%		10,300	619	0	619
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	2.222%		8,000	(623)	0	(623)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	2.425%		6,250	(314)	0	(314)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.222%		10,200	702	0	702
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		19,000	1,045	1,663	(618)
Coventry Health Care, Inc.	DUB	(1.000%	)	03/20/2015	2.876%		7,500	566	684	(118)
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	2.752%		10,000	97	0	97
CSX Corp.	DUB	(1.550%	)	06/20/2017	0.612%		11,200	(671)	38	(709)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.466%		4,700	136	431	(295)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.466%		2,300	67	198	(131)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.867%		2,000	(8)	46	(54)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.697%		6,200	626	574	52
Domtar Corp.	SOG	(5.000%	)	09/20/2016	2.197%		31,500	(4,783)	(3,957)	(826)
DR Horton, Inc.	BCLY	(1.000%	)	06/20/2016	2.840%		26,000	2,390	1,623	767
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		10,000	876	783	93
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.840%		21,500	1,976	1,597	379
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	2.818%		3,700	324	373	(49)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.840%		4,500	414	472	(58)
DR Horton, Inc.	GSC	(1.000%	)	03/20/2014	2.360%		5,000	222	335	(113)
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	2.494%		3,000	165	163	2
DR Horton, Inc.	JPM	(1.000%	)	03/20/2015	2.619%		10,000	660	537	123
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.548%		10,000	(487)	789	(1,276)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	1.729%		16,500	(2,292)	0	(2,292)
FBG Finance Ltd.	BCLY	(2.140%	)	12/20/2014	0.765%		6,000	(342)	0	(342)
Fortune Brands, Inc.	DUB	(1.000%	)	03/20/2020	1.557%		12,000	529	416	113
Frontier Communications Corp.	BCLY	(5.000%	)	03/20/2013	2.114%		10,000	(709)	(602)	(107)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.296%		20,000	1,372	3,056	(1,684)
Hanson Ltd.	BNP	(1.000%	)	03/20/2013	1.600%		15,000	213	68	145
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	2.246%		33,000	2,180	1,130	1,050
Hanson Ltd.	BNP	(1.000%	)	09/20/2016	2.296%		20,000	1,372	553	819
HCP, Inc.	CITI	(5.000%	)	03/20/2018	1.897%		4,500	(908)	(742)	(166)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	1.132%		7,350	42	0	42

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HCP, Inc.	DUB	(3.860%	)	03/20/2018	1.937%	$	20,000	$(2,501)	$1,296	$(3,797)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.132%		3,200	16	0	16
HCP, Inc.	MLP	(0.650%	)	09/20/2016	1.886%		13,500	896	0	896
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	1.484%		5,000	(412)	0	(412)
Health Management Associates, Inc.	BCLY	(1.000%	)	06/20/2016	3.694%		8,000	1,052	656	396
Health Management Associates, Inc.	BCLY	(5.000%	)	06/20/2016	3.694%		7,000	(458)	(801)	343
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		44,500	550	945	(395)
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	26.387%		10,000	2,236	0	2,236
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	20.696%		10,000	2,674	0	2,674
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.385%		3,000	22	10	12
JC Penney Corp., Inc.	DUB	(1.000%	)	09/20/2012	1.385%		400	3	4	(1)
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.808%		44,710	1,427	1,423	4
KB Home	BCLY	(5.000%	)	03/20/2015	4.383%		21,600	(553)	(1,584)	1,031
KB Home	BCLY	(5.000%	)	06/20/2015	4.468%		12,300	(285)	(936)	651
KB Home	BNP	(1.000%	)	06/20/2015	4.468%		5,000	704	465	239
KB Home	DUB	(1.000%	)	03/20/2014	3.999%		3,000	285	249	36
KB Home	DUB	(1.000%	)	03/20/2015	4.383%		5,000	658	491	167
KB Home	DUB	(5.000%	)	03/20/2015	4.383%		2,500	(64)	(194)	130
KB Home	GSC	(1.000%	)	03/20/2014	3.999%		7,000	666	329	337
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.301%		6,900	(29)	65	(94)
Kinder Morgan, Inc.	DUB	(1.000%	)	03/20/2016	1.759%		2,000	76	94	(18)
Kinder Morgan, Inc.	MSC	(1.000%	)	03/20/2016	1.759%		13,300	505	670	(165)
Lennar Corp.	BCLY	(5.000%	)	06/20/2015	4.122%		11,000	(413)	(888)	475
Lennar Corp.	BNP	(5.000%	)	03/20/2013	2.998%		9,000	(441)	(571)	130
Lennar Corp.	BNP	(5.000%	)	09/20/2014	3.815%		22,000	(967)	(1,448)	481
Lennar Corp.	BNP	(1.000%	)	06/20/2015	4.122%		20,000	2,556	2,099	457
Lennar Corp.	DUB	(0.785%	)	12/20/2011	1.832%		9,000	112	0	112
Lennar Corp.	DUB	(1.000%	)	03/20/2013	2.998%		6,800	320	262	58
Lennar Corp.	DUB	(1.000%	)	06/20/2015	4.122%		3,500	447	366	81
Lennar Corp.	DUB	(5.000%	)	06/20/2015	4.122%		5,000	(188)	(440)	252
Lennar Corp.	GSC	(1.000%	)	12/20/2011	1.808%		9,000	86	225	(139)
Lennar Corp.	GSC	(1.000%	)	09/20/2014	3.815%		4,500	452	483	(31)
Lennar Corp.	GSC	(5.000%	)	06/20/2015	4.122%		4,000	(150)	(235)	85
Lennar Corp.	GSC	(1.000%	)	06/20/2016	4.352%		4,000	633	478	155
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	1.826%		13,000	365	0	365
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	1.125%		5,590	(335)	0	(335)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	1.125%		15,880	(33)	0	(33)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.267%		7,600	215	836	(621)
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	1.768%		1,250	38	96	(58)
Limited Brands, Inc.	BNP	(1.000%	)	09/20/2017	2.232%		22,000	1,639	1,835	(196)
Limited Brands, Inc.	BOA	(1.000%	)	12/20/2014	1.768%		5,000	153	216	(63)
Limited Brands, Inc.	BOA	(1.000%	)	09/20/2017	2.232%		10,000	745	907	(162)
Limited Brands, Inc.	BOA	(1.000%	)	06/20/2019	2.369%		20,400	1,989	1,603	386
Limited Brands, Inc.	DUB	(1.000%	)	09/20/2017	2.232%		7,600	566	798	(232)
Limited Brands, Inc.	DUB	(4.800%	)	09/20/2017	2.302%		43,000	(6,564)	0	(6,564)
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.302%		2,700	(92)	150	(242)
Limited Brands, Inc.	RBS	(4.500%	)	09/20/2017	2.302%		18,700	(2,513)	0	(2,513)
Macy's Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	1.827%		11,810	(2,736)	0	(2,736)
Macy's Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	1.827%		10,000	(2,489)	0	(2,489)
Macy's Retail Holdings, Inc.	BNP	(1.000%	)	03/20/2012	0.908%		57,400	(95)	656	(751)
Macy's Retail Holdings, Inc.	BNP	(1.000%	)	09/20/2012	1.054%		13,000	10	68	(58)
Macy's Retail Holdings, Inc.	BNP	(1.000%	)	09/20/2015	1.775%		9,000	321	371	(50)
Macy's Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2012	0.908%		15,000	(25)	144	(169)
Macy's Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	0.949%		7,000	(625)	0	(625)

See Accompanying Notes	Semiannual Report	September 30, 2010	17

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.226%	$	5,000	$(150)	$433	$(583)
Macy's Retail Holdings, Inc.	BOA	(1.000%	)	09/20/2015	1.775%		3,800	136	423	(287)
Macy's Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	1.827%		8,000	(1,958)	0	(1,958)
Macy's Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	1.188%		16,800	72	328	(256)
Macy's Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	1.827%		10,000	(306)	1,103	(1,409)
Macy's Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	1.939%		15,000	784	709	75
Macy's Retail Holdings, Inc.	RBS	(2.640%	)	09/20/2017	2.065%		22,500	(809)	1,376	(2,185)
Manpower, Inc.	GSC	(2.500%	)	06/20/2013	1.411%	EUR	45,500	(1,834)	(2,684)	850
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.693%	$	2,200	103	400	(297)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.291%		10,000	(226)	2,739	(2,965)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.291%		1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	0.627%		15,000	94	0	94
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	06/20/2019	1.443%		15,300	504	0	504
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.846%		18,100	291	196	95
Masco Corp.	CITI	(4.240%	)	03/20/2017	3.059%		9,020	(595)	0	(595)
Masco Corp.	DUB	(1.000%	)	09/20/2012	1.846%		15,000	241	360	(119)
Masco Corp.	DUB	(1.000%	)	06/20/2015	2.732%		4,000	296	270	26
Masco Corp.	DUB	(1.000%	)	12/20/2016	2.943%		1,000	103	110	(7)
Masco Corp.	GSC	(1.000%	)	09/20/2012	1.846%		5,200	84	54	30
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.960%		3,000	323	269	54
Masco Corp.	JPM	(1.000%	)	09/20/2012	1.846%		5,400	87	80	7
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.732%		5,000	370	232	138
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.893%		5,000	126	0	126
Masco Corp.	MSC	(1.000%	)	09/20/2012	1.846%		12,000	193	327	(134)
Masco Corp.	MSC	(0.680%	)	09/20/2013	2.243%		10,000	443	0	443
Masco Corp.	UBS	(4.650%	)	12/20/2016	3.041%		10,000	(870)	0	(870)
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.573%		10,000	50	0	50
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.813%		9,000	198	0	198
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	1.763%		3,000	90	0	90
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	1.313%		10,500	(13)	0	(13)
Motorola, Inc.	DUB	(1.000%	)	12/20/2011	0.300%		8,400	(75)	99	(174)
Motorola, Inc.	DUB	(1.000%	)	12/20/2012	0.407%		9,100	(123)	269	(392)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.648%		2,400	(170)	0	(170)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.603%		7,900	311	70	241
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.648%		11,700	456	0	456
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.648%		5,200	347	721	(374)
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	1.648%		9,000	440	0	440
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		39,900	426	402	24
New York Times Co.	BNP	(1.000%	)	03/20/2015	2.449%		11,300	674	684	(10)
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.449%		10,630	(1,139)	(952)	(187)
New York Times Co.	GSC	(1.000%	)	03/20/2015	2.449%		5,000	298	235	63
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	4.523%		10,000	(145)	(180)	35
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		37,000	(537)	524	(1,061)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	4.523%		10,000	(145)	64	(209)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	4.523%		16,000	(232)	(849)	617

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	1.270%	$	10,200	$355	$0	$355
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	1.272%		10,000	94	0	94
Pactiv Corp.	MSC	(5.000%	)	06/20/2017	5.220%		9,800	95	(677)	772
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.360%		25,000	(175)	0	(175)
Pearson Dollar Finance PLC	BCLY	(0.730%	)	06/20/2018	0.638%		7,000	(48)	0	(48)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		10,000	(97)	0	(97)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.450%		5,000	(71)	5	(76)
Pioneer Natural Resources Co.	MSC	(1.000%	)	09/20/2016	1.917%		20,835	1,022	1,533	(511)
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	7.590%		9,500	2,785	0	2,785
ProLogis	CITI	(1.000%	)	06/20/2012	2.536%		10,500	269	223	46
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2013	2.253%		10,250	304	180	124
Pulte Group, Inc.	BNP	(1.000%	)	03/20/2014	2.599%		35,000	1,814	1,578	236
Pulte Group, Inc.	DUB	(1.000%	)	09/20/2011	1.660%		15,400	94	57	37
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	0.376%		5,000	7	0	7
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		12,500	(145)	981	(1,126)
Rexam PLC	RBS	(1.450%	)	06/20/2013	1.035%		4,000	(46)	273	(319)
Rohm and Haas Co.	BNP	(1.000%	)	09/20/2017	0.815%		30,000	(369)	(437)	68
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.830%		4,665	(235)	0	(235)
Rohm and Haas Co.	BOA	(0.700%	)	09/20/2017	0.830%		13,425	110	0	110
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.815%		1,500	(18)	(16)	(2)
Rohm and Haas Co.	CITI	(0.540%	)	09/20/2017	0.830%		7,000	130	0	130
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	1.591%		2,800	23	0	23
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.591%		9,000	331	399	(68)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.548%		15,000	541	220	321
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.753%		17,300	(2,060)	(1,598)	(462)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		25,000	(716)	0	(716)
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2012	1.237%		42,000	133	(84)	217
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	2.242%		800	35	34	1
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2017	2.802%		900	90	84	6
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.894%		10,000	(207)	0	(207)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.753%		7,700	704	962	(258)
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	2.730%		2,200	216	158	58
Ryland Group, Inc.	BNP	(1.000%	)	06/20/2017	2.730%		28,500	2,800	1,700	1,100
Ryland Group, Inc.	BNP	(5.000%	)	06/20/2020	2.902%		9,000	(1,398)	(1,621)	223
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	2.452%		9,000	535	669	(134)
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	2.730%		900	88	67	21
Seagate Technology HDD Holdings	DUB	(5.000%	)	12/20/2011	2.201%		7,700	(272)	(423)	151
Seagate Technology HDD Holdings	GSC	(1.000%	)	12/20/2011	2.201%		20,800	295	198	97
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	2.201%		11,100	(14)	735	(749)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	1.338%		9,250	72	517	(445)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	1.483%		11,000	(359)	0	(359)
Sprint Nextel Corp.	DUB	(5.000%	)	03/20/2012	1.448%		2,500	(134)	(127)	(7)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%	)	03/20/2013	1.045%		10,000	8	143	(135)

See Accompanying Notes	Semiannual Report	September 30, 2010	19

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%	)	12/20/2014	1.484%	$	47,000	$904	$1,741	$(837)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	0.861%		33,000	(89)	(32)	(57)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.861%		5,500	(400)	(167)	(233)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2013	1.045%		8,500	7	144	(137)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.045%		2,000	(197)	(97)	(100)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	12/20/2015	1.667%		5,500	177	396	(219)
Starwood Hotels & Resorts Worldwide, Inc.	SOG	(5.000%	)	03/20/2013	1.045%		9,500	(933)	(861)	(72)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.132%		12,000	(62)	0	(62)
Temple-Inland, Inc.	BCLY	(1.000%	)	06/20/2012	1.056%		6,000	4	61	(57)
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	2.235%		7,430	(2,121)	0	(2,121)
Temple-Inland, Inc.	BOA	(1.000%	)	03/20/2018	2.168%		4,000	298	209	89
Temple-Inland, Inc.	DUB	(1.000%	)	03/20/2018	2.168%		4,000	298	156	142
Toll Brothers Finance Corp.	BCLY	(1.000%	)	12/20/2017	2.334%		36,000	2,957	1,746	1,211
Toll Brothers Finance Corp.	BCLY	(5.000%	)	12/20/2017	2.334%		32,500	(5,404)	(6,822)	1,418
Toll Brothers Finance Corp.	BNP	(1.000%	)	06/20/2015	2.057%		10,000	460	262	198
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	2.334%		15,000	1,232	814	418
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.465%		7,000	752	250	502
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	2.465%		3,000	322	262	60
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	2.334%		2,700	222	71	151
Toll Brothers Finance Corp.	MSC	(1.390%	)	09/20/2013	1.673%		9,800	76	0	76
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		7,500	14	494	(480)
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	0.666%		6,500	(128)	0	(128)
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.545%		4,000	72	136	(64)
Tyson Foods, Inc.	GSC	(1.000%	)	03/20/2014	1.545%		31,000	557	1,474	(917)
Tyson Foods, Inc.	JPM	(1.000%	)	03/20/2014	1.545%		12,000	215	794	(579)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.092%		19,000	(1,160)	0	(1,160)
Universal Corp.	DUB	(1.000%	)	12/20/2014	2.110%		33,000	1,438	580	858
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	2.625%		2,575	240	129	111
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.625%		8,000	556	303	253
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	2.625%		7,000	358	50	308
UST LLC	BCLY	(0.700%	)	03/20/2018	0.341%		24,000	(611)	0	(611)
UST LLC	CITI	(1.000%	)	03/20/2018	0.341%		2,500	(116)	(133)	17
UST LLC	DUB	(1.000%	)	03/20/2018	0.341%		1,500	(70)	(74)	4
VTB Bank Via VTB Capital SA	BCLY	(2.150%	)	05/20/2013	2.881%		15,000	158	6,476	(6,318)
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	0.513%		25,000	(1,184)	373	(1,557)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	0.513%		23,200	(1,274)	0	(1,274)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.019%		20,000	1,508	318	1,190
Whirlpool Corp.	DUB	(1.000%	)	12/20/2012	0.974%		600	(1)	(2)	1

								$15,281	$45,665	$(30,384)

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	5.000%	03/20/2020	4.134%	$	30,000	$1,625	$1,141	$484
American International Group, Inc.	BCLY	6.500%	12/20/2013	1.855%		4,500	654	0	654
American International Group, Inc.	BOA	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	BOA	5.000%	12/20/2011	1.118%		41,000	2,006	(1,230)	3,236
American International Group, Inc.	CITI	5.000%	03/20/2012	1.273%		5,500	308	182	126
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%		60,000	2,936	(2,200)	5,136
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		17,400	698	(4,002)	4,700
American International Group, Inc.	UBS	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	UBS	5.000%	12/20/2011	1.118%		48,000	2,348	(2,440)	4,788
Australia Government Bond	DUB	1.000%	03/20/2015	0.394%		150,000	4,036	2,589	1,447
Australia Government Bond	DUB	1.000%	06/20/2015	0.413%		25,000	686	654	32
Australia Government Bond	RBS	1.000%	06/20/2015	0.413%		25,000	686	678	8
Australia Government Bond	UBS	1.000%	03/20/2015	0.394%		50,000	1,345	693	652
Australia Government Bond	UBS	1.000%	06/20/2015	0.413%		50,000	1,371	1,330	41
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.328%		20,000	(177)	0	(177)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	1.536%		65,000	(1,453)	(1,169)	(284)
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	1.536%		25,000	(559)	(468)	(91)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		162,200	(3,627)	(2,827)	(800)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	1.536%		25,000	(559)	(434)	(125)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.492%		25,000	(486)	(494)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		65,000	(1,453)	(932)	(521)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		111,400	(2,491)	(1,718)	(773)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	1.577%		30,000	(759)	(962)	203
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.577%		20,000	(506)	(816)	310
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.646%		15,000	(465)	(463)	(2)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%		77,000	(1,722)	(1,445)	(277)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		3,300	(74)	(60)	(14)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%		6,700	26	(486)	512
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		5,700	22	(403)	425
BP Capital Markets PLC	BOA	5.000%	09/20/2011	0.641%		25,000	1,105	(506)	1,611
BP Capital Markets PLC	CSFB	5.000%	09/20/2011	0.641%		25,000	1,105	(324)	1,429
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		99,500	4,398	(1,480)	5,878
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		13,100	50	(677)	727
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		15,800	60	(1,162)	1,222

See Accompanying Notes	Semiannual Report	September 30, 2010	21

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%	$	5,900	$261	$(153)	$414
BP Capital Markets PLC	MSC	5.000%	09/20/2011	0.641%		25,000	1,105	(411)	1,516
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.671%		15,000	91	0	91
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.852%		20,900	405	0	405
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.067%		75,000	(195)	(1,413)	1,218
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		127,100	(535)	(1,967)	1,432
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		240,700	(1,396)	(2,853)	1,457
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.154%		50,000	(367)	(470)	103
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%		34,600	(201)	(407)	206
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		21,000	(122)	(330)	208
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%		55,000	80	199	(119)
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		70,000	(406)	(777)	371
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.191%		10,000	556	0	556
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.408%		25,000	(845)	(788)	(57)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		65,000	95	248	(153)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%		20,000	54	97	(43)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%		7,500	45	0	45
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		61,800	(260)	(873)	613
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.128%		110,000	(638)	(1,220)	582
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%		75,000	(551)	(494)	(57)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%		50,000	(1,690)	(1,656)	(34)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%		15,000	41	39	2
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.067%		100,000	(260)	(1,931)	1,671
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		30,800	(130)	(414)	284
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.487%		25,000	37	102	(65)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		247,900	(1,044)	(3,142)	2,098
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		130,500	(757)	(1,332)	575
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.154%		50,000	(367)	(395)	28

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.408%	$	110,000	$(3,718)	$(3,489)	$(229)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%		75,000	109	309	(200)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%		25,000	(65)	(506)	441
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		40,000	(168)	(420)	252
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		107,000	(620)	(1,219)	599
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.408%		25,000	(845)	(788)	(57)
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.872%		15,000	425	0	425
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%		300	15	0	15
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.630%		50,000	505	0	505
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.852%		47,000	957	0	957
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.012%		15,000	448	0	448
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%		31,500	(133)	(305)	172
Brazil Government International Bond	MSC	1.000%	09/20/2015	1.128%		25,000	(145)	(157)	12
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.154%		50,000	(367)	(470)	103
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.237%		6,000	118	0	118
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%		50,000	137	225	(88)
Brazil Government International Bond	RBS	1.000%	03/20/2015	1.067%		50,000	(130)	(989)	859
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		20,000	55	95	(40)
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		27,600	(160)	(261)	101
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		30,000	76	0	76
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	1.454%		13,330	99	0	99
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	1.454%		13,330	112	0	112
California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	1.454%		13,330	132	0	132
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.696%		25,000	(2,933)	0	(2,933)
Canada Government Bond	GSC	1.000%	03/20/2015	0.395%		10,000	269	243	26

See Accompanying Notes	Semiannual Report	September 30, 2010	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	BCLY	1.000%	03/20/2015	0.605%	$	50,000	$880	$520	$360
China Government International Bond	BCLY	1.000%	06/20/2015	0.637%		50,000	851	817	34
China Government International Bond	BCLY	1.000%	12/20/2015	0.692%		75,000	1,190	1,074	116
China Government International Bond	BNP	1.000%	06/20/2015	0.637%		25,000	425	384	41
China Government International Bond	BNP	1.000%	09/20/2015	0.666%		15,000	246	93	153
China Government International Bond	BOA	0.780%	12/20/2014	0.569%		50,000	449	0	449
China Government International Bond	BOA	1.000%	06/20/2015	0.637%		126,600	2,153	1,811	342
China Government International Bond	BOA	1.000%	09/20/2015	0.666%		50,000	822	402	420
China Government International Bond	BOA	1.000%	12/20/2015	0.692%		25,000	397	363	34
China Government International Bond	CITI	1.000%	06/20/2015	0.637%		24,900	424	388	36
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%		85,000	1,496	411	1,085
China Government International Bond	CSFB	1.000%	06/20/2015	0.637%		25,000	425	136	289
China Government International Bond	DUB	1.000%	03/20/2015	0.605%		30,000	528	312	216
China Government International Bond	DUB	1.000%	12/20/2015	0.692%		25,000	397	349	48
China Government International Bond	GSC	1.000%	09/20/2015	0.666%		25,000	411	183	228
China Government International Bond	JPM	1.000%	03/20/2015	0.605%		35,000	616	157	459
China Government International Bond	JPM	1.000%	06/20/2015	0.637%		60,000	1,021	494	527
China Government International Bond	JPM	1.000%	09/20/2015	0.666%		10,000	164	62	102
China Government International Bond	JPM	1.000%	12/20/2015	0.692%		25,000	396	349	47
China Government International Bond	MSC	1.000%	03/20/2015	0.605%		100,000	1,760	463	1,297
China Government International Bond	MSC	1.000%	12/20/2015	0.692%		50,000	793	711	82
China Government International Bond	RBS	1.000%	03/20/2015	0.605%		20,000	352	198	154
China Government International Bond	RBS	1.000%	06/20/2015	0.637%		104,600	1,779	1,382	397
China Government International Bond	RBS	1.000%	12/20/2015	0.692%		25,000	396	362	34
China Government International Bond	UBS	1.000%	03/20/2015	0.605%		25,000	440	119	321
China Government International Bond	UBS	1.000%	06/20/2015	0.637%		25,000	425	396	29
China Government International Bond	UBS	1.000%	09/20/2015	0.666%		25,000	411	219	192

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%	$	61,400	$41	$(410)	$451
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%		9,100	1	(65)	66
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		19,800	13	(106)	119
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%		55,000	37	(369)	406
Citigroup, Inc.	BOA	1.000%	09/20/2011	1.025%		10,000	1	(67)	68
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		30,100	20	(171)	191
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%		16,300	1	(69)	70
Citigroup, Inc.	JPM	1.000%	12/20/2010	0.923%		19,700	(40)	25	(65)
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%		5,700	0	(31)	31
Citigroup, Inc.	MSC	1.000%	12/20/2010	0.923%		50,000	24	(182)	206
Citigroup, Inc.	MSC	1.000%	06/20/2011	0.923%		70,200	(53)	(159)	106
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		111,400	75	(637)	712
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%		21,100	1	(124)	125
Dell, Inc.	BCLY	1.000%	09/20/2013	0.637%		14,100	155	74	81
Dell, Inc.	CITI	1.000%	09/20/2013	0.637%		19,400	214	111	103
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%		6,000	(2)	(154)	152
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%		6,000	(2)	(154)	152
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%		5,000	(1)	(185)	184
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		16,000	46	11	35
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%		16,000	(4)	(453)	449
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.014%		5,000	(1)	(185)	184
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	1.139%		25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.139%		25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%		17,000	(4)	(460)	456
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.462%		10,000	(561)	0	(561)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	1.359%		10,000	106	0	106
France Government Bond	BCLY	0.250%	03/20/2015	0.740%		100,000	(2,120)	(1,689)	(431)
France Government Bond	BOA	0.250%	03/20/2015	0.740%		71,800	(1,522)	(1,230)	(292)
France Government Bond	BOA	0.250%	12/20/2015	0.796%		25,000	(681)	(679)	(2)
France Government Bond	CITI	0.250%	03/20/2015	0.740%		65,000	(1,378)	(1,053)	(325)
France Government Bond	CITI	0.250%	06/20/2015	0.761%		200,000	(4,650)	(3,996)	(654)
France Government Bond	DUB	0.250%	03/20/2015	0.740%		50,000	(1,060)	(631)	(429)
France Government Bond	DUB	0.250%	06/20/2015	0.761%		50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	03/20/2015	0.740%		211,600	(4,486)	(3,388)	(1,098)
France Government Bond	GSC	0.250%	06/20/2015	0.761%		50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	12/20/2015	0.796%		50,000	(1,362)	(1,381)	19
France Government Bond	JPM	0.250%	03/20/2015	0.740%		30,000	(636)	0	(636)
France Government Bond	JPM	0.250%	12/20/2015	0.796%		50,000	(1,362)	(1,393)	31
France Government Bond	RBS	0.250%	03/20/2015	0.740%		70,300	(1,490)	(1,205)	(285)
France Government Bond	UBS	0.250%	09/20/2015	0.780%		54,000	(1,365)	(1,431)	66
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.870%	11/20/2011	1.454%		50,000	(171)	0	(171)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%		7,200	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%		32,500	(73)	0	(73)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%		22,300	1,400	459	941
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%		33,800	(656)	0	(656)

See Accompanying Notes	Semiannual Report	September 30, 2010	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.584%	$	50,000	$(800)	$0	$(800)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.584%		25,000	10	0	10
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.623%		40,000	(347)	0	(347)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.681%		25,000	1,869	0	1,869
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.681%		30,000	2,947	0	2,947
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%		20,000	2,377	560	1,817
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,557)	1,113
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%		22,800	(4)	0	(4)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.136%		10,000	(22)	0	(22)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.201%		14,400	555	674	(119)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.346%		25,000	(119)	(498)	379
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%		7,300	694	0	694
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.733%		34,400	(993)	(1,730)	737
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.112%		60,400	(183)	(738)	555
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%		49,000	1,889	2,591	(702)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.346%		100,000	(476)	(2,105)	1,629
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%		25,000	1,570	332	1,238
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.692%		120,500	14,324	4,012	10,312
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.733%		25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%		8,600	3	0	3
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%		7,000	208	(340)	548
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		17,300	1,266	0	1,266
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		57,300	4,777	0	4,777
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.681%		50,000	4,912	0	4,912
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.681%		46,900	4,718	0	4,718
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.712%		30,000	2,116	0	2,116
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.712%		50,000	3,561	0	3,561

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.712%	$	25,900	$1,871	$0	$1,871
General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.712%		15,000	1,134	0	1,134
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.712%		50,000	3,863	0	3,863
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		50,000	6,262	1,187	5,075
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.733%		25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.810%		25,000	(923)	(876)	(47)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.136%		10,400	(26)	0	(26)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		6,000	(1)	(46)	45
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.136%		1,100	22	(71)	93
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%		10,000	(17)	(285)	268
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%		900	3	0	3
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.582%		55,000	5,067	1,269	3,798
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.612%		30,000	2,974	634	2,340
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.681%		24,700	2,040	0	2,040
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.681%		20,000	1,965	0	1,965
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%		34,100	3,457	0	3,457
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.712%		10,000	773	0	773
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.712%		25,000	1,973	0	1,973
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.692%		49,800	5,920	1,615	4,305
General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.810%		110,000	(4,063)	(4,219)	156
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.831%		40,000	(1,581)	(1,687)	106
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		37,100	(1,527)	(2,466)	939
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		6,400	(2)	0	(2)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		2,900	101	0	101
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.136%		14,000	(48)	0	(48)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		16,400	487	245	242
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.346%		450,000	(2,144)	(9,525)	7,381

See Accompanying Notes	Semiannual Report	September 30, 2010	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.623%	$	10,000	$(87)	$0	$(87)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		24,200	933	1,250	(317)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.413%		11,800	(80)	(223)	143
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.733%		75,000	(2,165)	(3,867)	1,702
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.810%		15,000	(554)	(526)	(28)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.885%		10,000	(798)	0	(798)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%		5,500	(9)	(84)	75
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,368)	924
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.810%		85,000	(3,140)	(3,104)	(36)
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.346%		100,000	(476)	(2,045)	1,569
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.733%		65,000	(1,876)	(3,362)	1,486
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.936%		28,000	12	90	(78)
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	0.936%		10,000	6	11	(5)
Goldman Sachs Group, Inc.	JPM	1.000%	12/20/2010	0.936%		8,400	4	(41)	45
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	0.936%		50,000	39	(802)	841
HCA, Inc.	JPM	1.000%	06/20/2011	1.594%		25,000	(99)	(213)	114
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.372%		45,000	(777)	(1,438)	661
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.372%		35,000	(604)	(951)	347
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		15,000	(259)	(435)	176
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		12,100	(209)	(274)	65
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.372%		10,000	(173)	(218)	45
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.402%		25,000	54	0	54
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		25,000	(432)	(620)	188
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.372%		10,000	(173)	(333)	160
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.372%		25,000	(432)	(792)	360
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		35,000	(604)	(814)	210
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.402%		30,000	69	0	69
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		25,000	(432)	(623)	191
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		44,300	444	0	444

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)			Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.527%	$		50,000	$514	$0	$514
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%			24,270	177	0	177
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.372%			65,000	(1,122)	(1,465)	343
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%		EUR	204,500	(396)	0	(396)
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	2.117%	$		28,000	223	(2,175)	2,398
International Lease Finance Corp.	JPM	5.000%	12/20/2010	2.117%			5,000	40	(412)	452
International Lease Finance Corp.	UBS	5.000%	12/20/2010	2.117%			10,000	80	(900)	980
International Lease Finance Corp.	UBS	5.000%	03/20/2011	2.117%			10,000	151	(800)	951
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%			75,000	1,672	703	969
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%			131,700	2,936	1,057	1,879
Japan Government International Bond	BOA	1.000%	06/20/2015	0.541%			100,000	2,155	944	1,211
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%			125,000	2,602	2,043	559
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%			33,300	668	619	49
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%			28,700	640	220	420
Japan Government International Bond	DUB	1.000%	06/20/2015	0.541%			20,000	431	177	254
Japan Government International Bond	DUB	1.000%	12/20/2015	0.610%			41,700	837	786	51
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%			217,800	4,856	1,785	3,071
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%			44,900	968	53	915
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%			50,000	1,041	806	235
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%			65,000	1,401	68	1,333
Japan Government International Bond	JPM	1.000%	09/20/2015	0.577%			75,000	1,561	1,220	341
Japan Government International Bond	MSC	1.000%	06/20/2015	0.541%			50,000	1,077	117	960
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%			25,000	502	452	50
Japan Government International Bond	RBS	1.000%	03/20/2015	0.500%			35,000	780	353	427
Japan Government International Bond	RBS	1.000%	06/20/2015	0.541%			30,100	649	246	403
Japan Government International Bond	RBS	1.000%	12/20/2015	0.610%			50,000	1,004	930	74
Japan Government International Bond	UBS	1.000%	06/20/2015	0.541%			35,000	754	463	291

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.341%	$	15,000	$102	$65	$37
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.525%		10,000	103	0	103
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.341%		28,000	190	150	40
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.341%		25,000	169	92	77
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.525%		9,000	77	0	77
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.731%		25,000	(848)	(951)	103
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	1.066%		50,000	8	(40)	48
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		600	(1)	(1)	0
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	1.151%		28,000	(33)	(94)	61
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		35,000	(6)	(293)	287
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		11,600	(14)	(14)	0
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	1.151%		50,000	(58)	(162)	104
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	1.151%		93,200	(108)	(231)	123
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		26,500	(566)	(1,434)	868
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,584)	242
MetLife, Inc.	BOA	1.000%	09/20/2020	2.326%		10,000	(1,027)	(1,146)	119
MetLife, Inc.	CSFB	1.000%	09/20/2013	1.752%		20,000	(427)	(919)	492
MetLife, Inc.	DUB	1.000%	12/20/2010	1.068%		10,000	2	(48)	50
MetLife, Inc.	DUB	5.000%	06/20/2012	1.391%		120,000	7,586	4,472	3,114
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%		25,000	(1,123)	(1,561)	438
MetLife, Inc.	GSC	1.000%	12/20/2015	2.224%		27,000	(1,563)	(1,638)	75
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,694)	352
MetLife, Inc.	JPM	1.000%	12/20/2015	2.224%		23,000	(1,331)	(1,415)	84
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%		21,400	(457)	(1,004)	547
MetLife, Inc.	UBS	1.000%	12/20/2010	1.068%		15,000	2	(48)	50
MetLife, Inc.	UBS	1.000%	09/20/2013	1.752%		10,000	(214)	(490)	276
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.658%		20,000	38	40	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		50,000	(246)	(1,080)	834
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		75,000	(621)	(757)	136
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		19,800	(164)	(280)	116
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%		129,800	(1,074)	(1,028)	(46)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		25,000	(207)	(218)	11
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		50,000	54	89	(35)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%		25,000	(207)	(314)	107
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%		15,000	29	22	7
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		45,000	48	101	(53)
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.121%		22,300	(110)	(472)	362

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%	$	35,000	$37	$73	$(36)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%		6,950	(108)	0	(108)
Mexico Government International Bond	MSC	1.000%	12/20/2015	1.205%		25,000	(248)	(356)	108
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.121%		25,000	(123)	(529)	406
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%		19,100	(158)	(270)	112
Morgan Stanley	BCLY	1.000%	12/20/2010	1.031%		25,000	6	0	6
Morgan Stanley	BNP	1.000%	03/20/2011	1.031%		20,000	3	(21)	24
Morgan Stanley	BOA	1.000%	12/20/2010	1.031%		55,000	13	(27)	40
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%		30,000	5	(32)	37
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%		17,200	1	62	(61)
Morgan Stanley	CITI	1.000%	12/20/2010	1.031%		25,000	6	0	6
Morgan Stanley	CITI	1.000%	09/20/2011	1.115%		10,000	(8)	(107)	99
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%		39,300	6	(42)	48
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		78,900	6	(259)	265
Morgan Stanley	SOG	1.000%	09/20/2011	1.115%		6,000	(5)	(60)	55
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%		13,600	(11)	(58)	47
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%		12,500	47	0	47
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	1.613%		12,500	66	0	66
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%		12,500	58	0	58
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%		12,500	70	0	70
Panama Government International Bond	DUB	1.170%	04/20/2017	1.188%		14,000	59	0	59
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.638%		4,600	14	0	14
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%		12,600	34	0	34
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%		44,400	133	0	133
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		23,000	(127)	(127)	0
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.405%		4,100	(81)	(83)	2
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.817%		10,000	1,215	(179)	1,394
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.817%		5,000	608	(89)	697
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.969%		10,000	4	(21)	25
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	1.484%		10,000	192	0	192
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	2.090%		10,000	(675)	(950)	275
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.969%		15,000	6	(16)	22
Republic of Germany	BCLY	0.250%	03/20/2015	0.335%		50,000	(183)	(293)	110
Republic of Germany	BCLY	0.250%	06/20/2015	0.356%		25,000	(121)	(279)	158

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)			Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Germany	BNP	0.250%	03/20/2015	0.335%	$		30,000	$(110)	$54	$(164)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%			50,000	(241)	(534)	293
Republic of Germany	CITI	0.250%	06/20/2015	0.356%			125,000	(602)	(1,488)	886
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%			40,300	(157)	(403)	246
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%			59,700	(233)	(628)	395
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.937%			17,000	(689)	(247)	(442)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.937%			25,000	(1,013)	(444)	(569)
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.937%			18,000	(730)	(254)	(476)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%			10,000	(405)	(178)	(227)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.937%			25,000	(1,013)	(467)	(546)
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%			25,000	30	(26)	56
SLM Corp.	BCLY	5.000%	09/20/2011	2.949%			2,800	59	(196)	255
SLM Corp.	BOA	5.000%	12/20/2010	2.664%			25,600	173	(2,055)	2,228
SLM Corp.	BOA	5.000%	09/20/2011	2.949%			10,500	223	(1,312)	1,535
SLM Corp.	BOA	5.000%	12/20/2011	3.115%			44,200	1,065	(3,536)	4,601
SLM Corp.	CITI	5.000%	06/20/2011	2.664%			25,000	457	(1,812)	2,269
SLM Corp.	CITI	5.000%	09/20/2011	2.949%			20,000	666	0	666
SLM Corp.	CITI	5.000%	09/20/2013	4.388%			20,000	362	(500)	862
SLM Corp.	DUB	5.000%	09/20/2011	2.949%			20,000	425	(50)	475
SLM Corp.	DUB	5.000%	09/20/2014	4.873%			1,400	8	(158)	166
SLM Corp.	GSC	5.000%	09/20/2011	2.949%			5,000	106	0	106
SLM Corp.	JPM	5.000%	09/20/2011	2.949%			33,400	709	(251)	960
SLM Corp.	MSC	5.000%	12/20/2010	2.664%			15,000	101	(225)	326
SLM Corp.	MSC	5.000%	12/20/2011	3.115%			15,000	361	(1,275)	1,636
SLM Corp.	UBS	5.000%	12/20/2011	3.115%			40,000	964	(2,200)	3,164
South Korea Government Bond	BCLY	0.550%	12/20/2010	0.478%			25,000	8	0	8
South Korea Government Bond	BCLY	1.000%	12/20/2015	1.004%			25,000	3	(49)	52
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%			10,000	3	0	3
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%			20,000	56	81	(25)
South Korea Government Bond	DUB	1.000%	12/20/2015	1.004%			25,000	3	(37)	40
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%			9,000	25	42	(17)
South Korea Government Bond	JPM	0.600%	12/20/2010	0.478%			25,000	11	0	11
Swedbank AB	BNP	5.000%	09/20/2014	1.106%		EUR	25,000	5,143	4,064	1,079
Sweden Government Bond	JPM	1.000%	03/20/2015	0.303%	$		30,000	928	801	127
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.436%		EUR	225,000	(2,452)	(2,919)	467
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.436%			45,000	(490)	(218)	(272)
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.436%			25,000	(272)	(408)	136

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)			Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.436%		EUR	125,000	$(1,362)	$(2,163)	$801
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.456%			50,000	(637)	(526)	(111)
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.474%			50,000	(728)	(689)	(39)
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.436%			50,000	(545)	(582)	37
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.436%			75,000	(817)	(1,252)	435
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.436%			50,000	(545)	(687)	142
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.456%			25,000	(318)	(221)	(97)
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.474%			50,000	(728)	(689)	(39)
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.436%			50,000	(545)	(711)	166
UBS AG	BNP	0.760%	03/20/2013	0.780%	$		30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%			8,800	160	66	94
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%			100,000	1,819	569	1,250
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%			50,000	909	333	576
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%			25,000	454	178	276
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%			100,000	1,819	424	1,395
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%			200,000	3,636	1,549	2,087
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%			50,000	909	538	371
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.590%			135,000	2,455	432	2,023
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%			175,000	3,181	1,560	1,621
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%			550,000	10,003	1,892	8,111
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%			25,000	454	172	282
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.645%			25,000	454	375	79
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%			8,900	162	66	96
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%			100,000	1,819	812	1,007
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%			75,000	1,363	526	837
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%			14,600	266	109	157
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.590%			30,000	(442)	(339)	(103)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.590%			200,000	3,637	1,757	1,880
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%			50,000	909	333	576
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.567%			28,900	525	202	323
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%			275,000	5,001	1,117	3,884
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%			50,000	909	527	382
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.610%			100,000	1,818	1,202	616
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.524%			14,205	188	105	83
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%			10,900	144	97	47
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.524%			15,000	198	75	123
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%			15,000	131	131	0
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%			40,000	350	256	94
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.785%			5,000	276	0	276
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.415%			75,000	121	226	(105)
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.415%			33,500	152	222	(70)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.692%			4,500	62	0	62
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.785%			5,000	276	0	276
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.470%			12,400	68	74	(6)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.470%			18,000	99	85	14

								$112,683	$(119,841)	$232,524

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$	75,200	$8,287	$8,835	$(548)
CDX.EM-12 Index	DUB	5.000%	12/20/2014		124,900	13,764	14,192	(428)
CDX.EM-12 Index	GSC	5.000%	12/20/2014		24,300	2,678	2,892	(214)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014		25,000	2,755	2,900	(145)
CDX.EM-12 Index	JPM	5.000%	12/20/2014		25,000	2,755	2,837	(82)
CDX.EM-12 Index	MSC	5.000%	12/20/2014		25,000	2,755	2,963	(208)
CDX.EM-12 Index	UBS	5.000%	12/20/2014		50,000	5,510	4,975	535
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		711,200	88,134	88,665	(531)
CDX.EM-13 Index	CITI	5.000%	06/20/2015		20,000	2,479	2,290	189
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		32,400	4,015	4,200	(185)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		526,500	65,245	66,005	(760)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		50,700	6,283	6,337	(54)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		977,700	121,159	122,640	(1,481)
CDX.EM-13 Index	JPM	5.000%	06/20/2015		68,100	8,439	7,866	573
CDX.EM-13 Index	MSC	5.000%	06/20/2015		153,200	19,828	16,938	2,890
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		265,300	35,311	33,767	1,544
CDX.EM-14 Index	BOA	5.000%	12/20/2015		81,400	10,834	10,623	211
CDX.EM-14 Index	DUB	5.000%	12/20/2015		190,000	25,289	24,481	808
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		149,800	19,938	19,386	552
CDX.EM-14 Index	MSC	5.000%	12/20/2015		137,500	18,301	17,546	755
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		100,145	(204)	0	(204)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		126,049	(167)	0	(167)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012		96,294	(104)	0	(104)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		150,000	(1,131)	(2,344)	1,213
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015		97,000	(732)	(1,359)	627
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		175,000	(1,320)	(2,625)	1,305
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015		50,000	(1,080)	(1,156)	76
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		633,500	(15,711)	(19,422)	3,711
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015		25,000	(587)	(625)	38
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		164,300	(4,075)	(4,525)	450
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012		50,000	876	0	876
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		30,000	655	0	655
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012		30,000	416	0	416
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012		33,800	554	0	554
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012		102,700	1,736	0	1,736
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012		211,322	1,775	0	1,775
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012		96,450	1,168	0	1,168
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		80,246	983	0	983
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012		9,838	121	0	121
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		13,889	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		27,585	343	0	343
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012		163,965	2,261	0	2,261
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012		241,125	3,379	0	3,379
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		14,082	171	0	171
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		21,894	231	0	231
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012		385,800	4,811	0	4,811
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012		183,255	2,532	0	2,532
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017		241,125	1,824	0	1,824
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		62,017	633	0	633
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017		144,675	1,118	0	1,118
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		130,979	1,381	0	1,381
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		132,135	1,354	0	1,354
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		163,578	1,375	0	1,375
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013		241,125	2,019	0	2,019
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		1,520,000	(4,471)	(7,823)	3,352
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		725,900	(2,135)	(3,017)	882

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	$	45,300	$(133)	$(172)	$39
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		1,417,700	(4,170)	(5,678)	1,508
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		214,700	(631)	(1,014)	383
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		407,200	(1,198)	(2,051)	853
MCDX 5-Year Index	GSC	1.000%	06/20/2015		100,000	(4,365)	(4,866)	501

						$453,408	$403,661	$49,747

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,935	$(1)	$2,936
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,322	(69)	2,391
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,866	0	2,866
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,317)	(2,885)	1,568
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	223	0	223
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	171	0	171
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,707	(539)	2,246
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	3,071	712	2,359
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,656	518	3,138
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,526	1,069	4,457

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP	BRL	1,114,300	$7,286	$1,522	$5,764
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,318	1,939	2,379
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,808	1,299	1,509
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,582	0	4,582
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,475	3,965	6,510
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,803	1,032	2,771
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	2,344	0	2,344
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	2,079	(30)	2,109
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	652	0	652
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,244	1,229	3,015
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	5,214	(572)	5,786
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,068	120	3,948
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	602	300	302
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,318	327	991
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	2,090	0	2,090
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,831	823	2,008
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	483	55	428
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,766	174	2,592
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	2,755	37	2,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	1,219	(193)	1,412
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	5,417	267	5,150
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	2,726	810	1,916
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	17,897	3,310	14,587
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	2,461	954	1,507
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	3,421	(788)	4,209
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	804	189	615
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	1,404	363	1,041
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	302	68	234
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	1,434	625	809
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	3,349	356	2,993
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	6,844	1,427	5,417
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	8,162	658	7,504
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	9,737	897	8,840
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	18,604	4,177	14,427
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	27,802	7,519	20,283
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,815	1,336	1,479
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	5,548	1,825	3,723
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	612	(31)	643
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	2,743	1,893	850
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	1,904	0	1,904
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	2,567	(60)	2,627
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	4,816	424	4,392
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	8,636	2,018	6,618
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	14,812	2,096	12,716
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	25,417	5,080	20,337
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,099)	(51)	(2,048)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,123)	451	(1,574)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,076)	766	(1,842)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(1,628)	2,330	(3,958)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	115,100	4,949	867	4,082
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		131,500	5,654	784	4,870
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(6,418)	5,211	(11,629)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	507	0	507
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	10,393	(4,013)	14,406
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	10,576	(65)	10,641

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	669,700	$2,304	$(5,801)	$8,105
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		765,000	2,632	(5,855)	8,487
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		1,964,600	6,759	(14,626)	21,385
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		1,204,500	4,144	(10,520)	14,664
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		362,300	1,246	(2,323)	3,569
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,873	0	1,873
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,747	28	2,719
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		192,407	956	96	860
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,305,679	11,533	1,045	10,488

							$321,260	$14,569	$306,691

(q)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	6,735	$3,452	$4,339
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	13,016	3,559	5,502
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	19,751	10,936	3,320

				$17,947	$13,161

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$88
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	455,400	2,732	26,675
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		355,500	4,995	2,043
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	7,580
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	100
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	99,789
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		650,800	1,285	1,205
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		650,800	1,952	125
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		157,400	519	9,220
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		157,400	1,133	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		710,300	9,873	4,081

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	3,564,800	$36,619	$19,100
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	208
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	18,237
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		519,200	779	962
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		1,705,000	4,433	8,615
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		791,500	3,918	152
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		1,705,000	8,263	78
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		434,400	1,977	25,445
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		434,400	2,063	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,883,600	31,346	15,450
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	27,331
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	1,777
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		514,900	2,549	99
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		51,200	297	2,999
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		51,200	374	0
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		41,200	261	221
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	50
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,081,000	2,996	3,855
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,199,800	14,519	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		23,500	207	1,322
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		74,000	577	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		187,400	2,558	1,077
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,572,700	16,326	10,445
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,986,800	21,576	10,645
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	94
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,709,000	9,191	100,105
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		952,600	5,001	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,709,000	11,442	0

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	$	500,000	$350	$0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		354,900	4,880	2,039
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		634,900	1,095	1,176
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		2,951,600	6,641	14,914
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		634,900	1,905	122
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		2,951,600	12,544	136
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,774,400	38,574	20,222
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		2,181,400	4,581	4,041
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,181,400	7,853	420
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		365,500	2,010	21,409
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		48,000	252	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		365,500	3,399	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,071,600	13,051	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	553
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		365,700	2,340	2,445
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		939,500	4,604	55,031
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		939,500	9,301	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		3,287,700	19,250	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		689,900	9,751	3,964
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,034,000	19,933	13,508
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,683,300	48,236	30,450
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	199
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	9,539
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		10,526,000	83,518	70,368

								$651,348	$649,713

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	80,000	$176	$205
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	363,700	1,946	1,484
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	80,000	476	177
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	93,000	158	155
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		93,000	244	117
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		370,400	2,056	1,567
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	44,000	130	161
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	50,000	235	179
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	44,000	335	360
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		50,000	359	356
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	82,000	156	144
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		82,000	164	107

							$6,435	$5,012

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$21,978
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	52,984
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	6,231
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	6,937

						$63,107	$88,130

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148
Sales	98,108	92,309,870		592,800	722,447
Closing Buys	(174,740)	(93,500,970)		(725,800)	(824,189)
Expirations	0	(6,375,400)		0	(47,889)
Exercised	0	(2,412,400)		0	(10,680)

Balance at 09/30/2010	39,502	$95,201,900	EUR	379,000	$738,837

(r)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsouth Bank	5.200%	04/01/2015	04/14/2010	$4,770	$4,976	0.00%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 -05/26/2010	65,778	67,834	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	198	168	0.00%
FIA Card Services N.A.	7.125%	11/15/2012	01/28/2009	12,844	13,726	0.01%
Goldman Sachs Group, Inc.	1.404%	08/12/2015	12/01/2009	69,111	62,963	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,771	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	104	0.00%

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.800%	02/13/2014	03/12/2010	$8,954	$8,923	0.00%

				$162,885	$161,465	0.06%

(s)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Freddie Mac	5.500%	09/01/2040	$190,000	$202,290	$201,418
Ginnie Mae	6.000%	01/15/2038	40,000	43,797	43,627

				$246,087	$245,045

(6)	Market value includes $133 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,411	10/2010	BOA	$0	$(56)	$(56)
Buy		67,298	10/2010	CITI	196	0	196
Sell		67,298	10/2010	CITI	0	(199)	(199)
Buy		93,500	10/2010	CSFB	2,657	0	2,657
Sell		515	10/2010	CSFB	0	(37)	(37)
Sell		4,132	10/2010	HSBC	0	(313)	(313)
Buy		165,903	10/2010	MSC	13,570	0	13,570
Buy		181,343	10/2010	RBS	14,125	0	14,125
Sell		3,387	10/2010	RBS	15	0	15
Buy		67,298	10/2010	UBS	392	0	392
Sell	BRL	199,328	10/2010	BCLY	0	(6,976)	(6,976)
Buy		343,878	10/2010	BOA	5,937	0	5,937
Sell		1,000,000	10/2010	BOA	0	(35,307)	(35,307)
Buy		2,260	10/2010	DUB	24	0	24
Buy		1,332,067	10/2010	HSBC	34,229	0	34,229
Sell		2,364,691	10/2010	HSBC	0	(79,793)	(79,793)
Buy		112,378	10/2010	JPM	3,617	0	3,617
Sell		269,105	10/2010	JPM	0	(9,019)	(9,019)
Buy		1,914,560	10/2010	MSC	56,782	0	56,782
Sell		428,466	10/2010	MSC	0	(14,863)	(14,863)
Buy		43,676	10/2010	RBC	1,413	0	1,413
Buy		856,152	10/2010	RBS	29,400	0	29,400
Sell		343,380	10/2010	RBS	0	(11,879)	(11,879)
Sell		298,253	12/2010	BOA	0	(4,000)	(4,000)
Sell		2,260	12/2010	DUB	0	(24)	(24)
Buy		460,795	12/2010	HSBC	6,686	0	6,686
Sell		737,923	12/2010	HSBC	0	(13,932)	(13,932)
Buy		62,590	12/2010	MSC	350	0	350
Sell		1,611,353	12/2010	MSC	0	(46,764)	(46,764)
Buy		514,226	12/2010	RBS	9,388	0	9,388
Buy		69,788	09/2011	BOA	689	0	689
Buy		61,456	09/2011	MSC	580	0	580
Buy	CAD	3,922	10/2010	BNP	12	0	12
Buy		10,016	10/2010	CITI	28	0	28
Sell		53,882	10/2010	CITI	0	(148)	(148)
Buy		24,152	10/2010	DUB	71	0	71
Buy		25,808	10/2010	MSC	81	0	81

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	97,374	11/2010	BCLY	$0	$(188)	$(188)
Sell		69,529	11/2010	BCLY	39	(1,967)	(1,928)
Buy		95,941	11/2010	BNP	0	(159)	(159)
Buy		336,488	11/2010	BOA	0	(374)	(374)
Sell		46,881	11/2010	BOA	0	(133)	(133)
Buy		53,882	11/2010	CITI	144	0	144
Sell		116,729	11/2010	CITI	0	(362)	(362)
Buy		83,050	11/2010	CSFB	0	(182)	(182)
Sell		154,801	11/2010	CSFB	0	(2,563)	(2,563)
Sell		255,656	11/2010	DUB	1,275	(450)	825
Sell		129,235	11/2010	MSC	0	(2,667)	(2,667)
Sell		1,355,798	11/2010	RBC	0	(20,011)	(20,011)
Sell		105,792	11/2010	RBS	630	0	630
Sell	CHF	132,612	11/2010	CITI	0	(4,113)	(4,113)
Sell		4,865	11/2010	CSFB	30	0	30
Buy	CNY	223,031	11/2010	BCLY	0	(158)	(158)
Buy		391,025	11/2010	CITI	0	(292)	(292)
Buy		599,977	11/2010	DUB	0	(505)	(505)
Buy		516,434	11/2010	JPM	0	(315)	(315)
Buy		132,287	11/2010	MSC	0	(148)	(148)
Buy		248,138	04/2011	HSBC	64	0	64
Buy		744,094	04/2011	JPM	142	0	142
Buy		1,065,464	06/2011	BCLY	3,002	0	3,002
Buy		649,092	06/2011	DUB	0	(2,208)	(2,208)
Buy		2,114,810	06/2011	JPM	5,337	0	5,337
Sell	EUR	1,183,025	10/2010	BNP	0	(85,012)	(85,012)
Sell		26,846	10/2010	BOA	0	(1,108)	(1,108)
Sell		1,000,000	10/2010	CSFB	0	(72,775)	(72,775)
Sell		700,000	10/2010	DUB	0	(57,309)	(57,309)
Sell		74,753	10/2010	MSC	0	(3,645)	(3,645)
Sell		22,509	10/2010	UBS	0	(1,471)	(1,471)
Sell		347,111	11/2010	BCLY	0	(15,758)	(15,758)
Sell		6,526	11/2010	BOA	0	(397)	(397)
Buy		3,541	11/2010	CITI	123	0	123
Sell		8,707	11/2010	CITI	0	(482)	(482)
Sell		13,396	11/2010	CSFB	0	(848)	(848)
Buy		58,954	11/2010	DUB	4,840	0	4,840
Sell		9,831	11/2010	HSBC	0	(374)	(374)
Sell		436	11/2010	MSC	0	(36)	(36)
Sell		48,053	11/2010	RBS	30	(714)	(684)
Sell		359,550	11/2010	UBS	0	(5,560)	(5,560)
Buy	GBP	100,000	10/2010	BNP	0	(911)	(911)
Buy		63,700	10/2010	CITI	0	(603)	(603)
Sell		257,300	10/2010	CITI	0	(923)	(923)
Buy		43,600	10/2010	HSBC	0	(400)	(400)
Buy		50,000	10/2010	MSC	0	(478)	(478)
Buy		266,368	12/2010	CITI	954	0	954
Sell		828,612	12/2010	CITI	0	(14,471)	(14,471)
Sell		277,341	12/2010	GSC	0	(3,671)	(3,671)
Sell		418,224	12/2010	UBS	0	(6,228)	(6,228)
Sell	IDR	687,021,000	10/2010	BCLY	0	(262)	(262)
Buy		237,063,000	10/2010	BOA	3,312	0	3,312
Buy		1,411,044,000	10/2010	CITI	18,764	0	18,764
Sell		704,382,000	10/2010	CITI	0	(593)	(593)
Sell		895,263,000	10/2010	HSBC	0	(591)	(591)
Buy		211,536,000	10/2010	RBS	2,956	0	2,956
Buy		427,023,000	10/2010	UBS	4,966	0	4,966
Buy		1,849,802,240	11/2010	BCLY	1,518	0	1,518

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	8,562,400	11/2010	CITI	$79	$0	$79
Buy		286,530,010	11/2010	DUB	352	0	352
Buy		184,573,250	11/2010	HSBC	243	0	243
Buy		1,069,150,000	11/2010	JPM	1,193	0	1,193
Buy		474,456,000	11/2010	MSC	616	0	616
Buy		376,086,000	04/2011	CITI	500	0	500
Buy		166,140,000	04/2011	JPM	293	0	293
Buy		164,859,000	04/2011	MSC	252	0	252
Buy		1,036,244,000	07/2011	BCLY	667	0	667
Buy		169,061,000	07/2011	BNP	456	0	456
Buy		1,049,277,000	07/2011	CITI	1,940	0	1,940
Buy		2,012,324,000	07/2011	HSBC	3,384	0	3,384
Buy		153,846,000	07/2011	RBS	415	0	415
Buy	INR	3,492,422	11/2010	BCLY	1,787	(6)	1,781
Buy		1,461,120	01/2011	BCLY	0	(28)	(28)
Buy		1,644,480	01/2011	JPM	0	(16)	(16)
Buy		2,467,990	01/2011	MSC	4	0	4
Buy		2,322,500	03/2011	BOA	718	0	718
Buy		5,921,100	03/2011	JPM	0	(515)	(515)
Sell	JPY	170,000,000	11/2010	DUB	0	(99,391)	(99,391)
Sell		40,920,604	11/2010	GSC	0	(2,536)	(2,536)
Sell		244,867,000	11/2010	MSC	0	(24,399)	(24,399)
Sell		296,850,000	12/2010	CSFB	0	(38,693)	(38,693)
Sell		200,000,000	12/2010	RBS	0	(26,063)	(26,063)
Buy	KRW	51,122,371	11/2010	BCLY	1,296	0	1,296
Sell		20,636,297	11/2010	BCLY	0	(959)	(959)
Buy		36,847,826	11/2010	BOA	1,042	0	1,042
Buy		175,978,236	11/2010	CITI	2,838	0	2,838
Sell		231,166,299	11/2010	CITI	0	(14,759)	(14,759)
Buy		32,192,394	11/2010	DUB	498	0	498
Buy		17,595,000	11/2010	GSC	407	0	407
Buy		215,545,211	11/2010	JPM	908	(943)	(35)
Sell		80,509,686	11/2010	JPM	0	(5,374)	(5,374)
Buy		128,801,191	11/2010	MSC	1,640	(39)	1,601
Buy		22,533,100	11/2010	RBS	330	0	330
Sell		9,676,650	11/2010	RBS	0	(526)	(526)
Buy		387,745,500	01/2011	MSC	1,175	(346)	829
Buy	MXN	1,133,228	02/2011	BCLY	1,682	0	1,682
Buy		289,716	02/2011	BOA	122	0	122
Buy		4,891,199	02/2011	CITI	11,433	(104)	11,329
Buy		204,413	02/2011	DUB	31	(44)	(13)
Buy		574,012	02/2011	JPM	51	(213)	(162)
Buy		2,975,464	02/2011	MSC	457	(1,388)	(931)
Buy		967,652	02/2011	RBC	2,510	0	2,510
Buy		647,000	02/2011	RBS	658	0	658
Buy		173,155	02/2011	UBS	0	(42)	(42)
Buy	MYR	514,329	10/2010	BCLY	15,319	0	15,319
Sell		185,910	10/2010	BCLY	0	(36)	(36)
Buy		64,396	10/2010	BOA	2,079	0	2,079
Buy		455,413	10/2010	CITI	12,187	0	12,187
Buy		207,498	10/2010	DUB	3,724	0	3,724
Buy		185,910	02/2011	BCLY	0	(113)	(113)
Buy		114,080	02/2011	HSBC	0	(149)	(149)
Buy		101,452	02/2011	JPM	0	(106)	(106)
Buy	NOK	6,817	11/2010	CITI	42	0	42
Buy	NZD	9,155	10/2010	JPM	66	0	66
Buy	PHP	137,024	11/2010	BCLY	135	0	135

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	10,670,136	11/2010	CITI	$406	$(216)	$190
Buy		109,950	11/2010	DUB	131	0	131
Buy		4,675,720	06/2011	BCLY	0	(578)	(578)
Buy		3,378,420	06/2011	JPM	0	(211)	(211)
Buy	SGD	37,727	11/2010	BCLY	384	0	384
Buy		35,877	11/2010	CITI	378	0	378
Buy		44,538	03/2011	CITI	166	0	166
Buy		105,885	03/2011	HSBC	313	0	313
Buy		21,412	03/2011	MSC	81	0	81
Buy	TRY	849	10/2010	HSBC	65	0	65
Sell		879	10/2010	HSBC	0	(61)	(61)
Buy		30	10/2010	RBS	2	0	2
Buy		52,574	01/2011	BCLY	926	0	926
Buy		103,503	01/2011	CITI	2,137	0	2,137
Buy		24,749	01/2011	CSFB	371	0	371
Buy		180,703	01/2011	HSBC	1,656	(5)	1,651
Buy		248,037	01/2011	JPM	3,281	(3)	3,278
Buy	TWD	1,350,182	10/2010	BCLY	3	(385)	(382)
Buy		1,000,178	10/2010	CITI	31	(196)	(165)
Buy		310,830	10/2010	DUB	0	(80)	(80)
Buy		593,076	01/2011	DUB	41	(120)	(79)
Buy		363,836	01/2011	JPM	144	0	144
Buy		560,097	01/2011	MSC	134	0	134
Buy		303,317	01/2011	UBS	155	0	155
Buy	ZAR	1,161,526	10/2010	BCLY	7,909	0	7,909
Buy		99,083	10/2010	BOA	461	0	461
Buy		178,882	10/2010	CITI	1,266	0	1,266
Buy		485,105	10/2010	HSBC	3,033	0	3,033
Buy		181,121	10/2010	JPM	1,086	0	1,086
Buy		143,179	10/2010	MSC	964	0	964
Buy		931,772	10/2010	UBS	5,772	0	5,772
Buy		231,631	01/2011	BCLY	836	0	836
Buy		238,187	01/2011	JPM	860	0	860
Buy		235,646	09/2011	BCLY	1,079	0	1,079
Buy		112,465	09/2011	MSC	510	0	510
Buy		133,000	09/2011	UBS	606	0	606

					$337,084	$(753,368)	$(416,284)

(u)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$696,925	$0	$696,925
Corporate Bonds & Notes
Banking & Finance	72,277	51,204,371	156,531	51,433,179
Industrials	0	13,042,212	884	13,043,096
Utilities	0	4,109,387	0	4,109,387
Convertible Bonds & Notes
Banking & Finance	0	68,745	0	68,745
Industrials	0	291,641	0	291,641

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Alabama	$0	$1,303	$0	$1,303
Arizona	0	33,614	0	33,614
Arkansas	0	1,064	0	1,064
California	0	2,458,198	0	2,458,198
Colorado	0	14,295	0	14,295
Connecticut	0	169	0	169
District of Columbia	0	171,896	0	171,896
Florida	0	95,413	0	95,413
Georgia	0	122,654	0	122,654
Illinois	0	1,207,048	0	1,207,048
Indiana	0	54,360	0	54,360
Iowa	0	83,307	0	83,307
Kansas	0	425	0	425
Louisiana	0	102,433	0	102,433
Massachusetts	0	73,860	0	73,860
Michigan	0	57,393	0	57,393
Minnesota	0	1,157	0	1,157
Mississippi	0	10,899	0	10,899
Missouri	0	2,393	0	2,393
Nebraska	0	48,000	0	48,000
Nevada	0	372,218	0	372,218
New Jersey	0	180,873	0	180,873
New York	0	906,323	0	906,323
North Carolina	0	48,019	0	48,019
North Dakota	0	5,457	0	5,457
Ohio	0	469,658	0	469,658
Oregon	0	36,359	0	36,359
Pennsylvania	0	108,525	0	108,525
Puerto Rico	0	11,988	0	11,988
Rhode Island	0	7,143	0	7,143
South Carolina	0	559	0	559
South Dakota	0	1,486	0	1,486
Tennessee	0	5,539	0	5,539
Texas	0	432,075	0	432,075
Utah	0	8,257	0	8,257
Virginia	0	6,924	0	6,924
Washington	0	36,775	0	36,775
West Virginia	0	125,290	0	125,290
Wisconsin	0	3,011	0	3,011
U.S. Government Agencies	0	66,875,474	147,732	67,023,206
U.S. Treasury Obligations	0	65,696,136	0	65,696,136
Mortgage-Backed Securities	0	12,525,578	955,586	13,481,164
Asset-Backed Securities	0	2,442,425	544,042	2,986,467
Sovereign Issues	0	10,354,631	0	10,354,631
Convertible Preferred Securities
Banking & Finance	3,838	0	0	3,838
Consumer Discretionary	0	68,240	0	68,240
Preferred Securities
Banking & Finance	85	29,513	0	29,598
Short-Term Instruments
Certificates of Deposit	0	198,039	0	198,039
Commercial Paper	0	1,000	0	1,000
Repurchase Agreements	0	18,172,176	0	18,172,176
Japan Treasury Bills	0	7,986,810	0	7,986,810
U.S. Treasury Bills	0	218,449	0	218,449
PIMCO Short-Term Floating NAV Portfolio	24,181,390	0	0	24,181,390
Investments, at value	$24,257,590	$261,288,112	$1,804,775	$287,350,477

Short Sales, at value	$0	$(245,045)	$0	$(245,045)

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$114	$349,317	$0	$349,431
Foreign Exchange Contracts	0	337,084	0	337,084
Interest Rate Contracts	453,392	327,742	0	781,134
	$453,506	$1,014,143	$0	$1,467,649

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(97,544)	(5,012)	(102,556)
Foreign Exchange Contracts	0	(753,368)	0	(753,368)
Interest Rate Contracts	0	(683,925)	(88,130)	(772,055)
	$0	$(1,534,837)	$(93,142)	$(1,627,979)

Totals	$24,711,096	$260,522,373	$1,711,633	$286,945,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$173,080	$59,334	$0	$1,135	$0	$11,358	$0	$(88,376)	$156,531	$7,508
Industrials	768	0	(98)	0	49	165	0	0	884	163
U.S. Government Agencies	157,025	(6,526)	(3,975)	(63)	(32)	1,303	0	0	147,732	1,015
Mortgage-Backed Securities	357,017	868,215	(143,612)	37	533	41,110	0	(167,714)	955,586	28,729
Asset-Backed Securities	507,848	299,739	(66,750)	1,127	(503)	14,396	0	(211,815)	544,042	19,776

Investments, at value	$1,195,738	$1,220,762	$(214,435)	$2,236	$47	$68,332	$0	$(467,905)	$1,804,775	$57,191

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(5,886)	2,530	(6,435)	0	5,062	(283)	0	0	(5,012)	1,423
Interest Rate Contracts	(18,866)	0	(43,507)	0	0	(25,757)	0	0	(88,130)	(25,757)

	$(24,752)	$2,530	$(49,942)	$0	$5,062	$(26,040)	$0	$0	$(93,142)	$(24,334)

Totals	$1,170,986	$1,223,292	$(264,377)	$2,236	$5,109	$42,292	$0	$(467,905)	$1,711,633	$32,857

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(v)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1,387	$0	$0	$0	$0	$1,387
Unrealized appreciation on foreign currency contracts	0	337,084	0	0	0	337,084
Unrealized appreciation on swap agreements	327,741	0	349,432	0	0	677,173

	$329,128	$337,084	$349,432	$0	$0	$1,015,644

Liabilities:
Written options outstanding	$751,004	$0	$5,012	$0	$0	$756,016
Variation margin payable (2)	10,928	0	0	0	0	10,928
Unrealized depreciation on foreign currency contracts	0	753,368	0	0	0	753,368
Unrealized depreciation on swap agreements	21,050	0	97,545	0	0	118,595

	$782,982	$753,368	$102,557	$0	$0	$1,638,907

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)	(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$4,360,625	$47,889	$140,606	$0	$0	$4,549,120
Net realized (loss) on foreign currency transactions	0	(85,400)	0	0	0	(85,400)

	$4,360,625	$(37,511)	$140,606	$0	$0	$4,463,720

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(636,602)	$(10,905)	$48,605	$0	$0	$(598,902)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(524,536)	0	0	0	(524,536)

	$(636,602)	$(535,441)	$48,605	$0	$0	$(1,123,438)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $453,392 as reported in the Notes to Schedule of Investments.

48	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2010	49

Financial Highlights  PIMCO Total Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2010 - 09/30/2010+	$11.04	$0.13	$0.58	$0.71	$(0.15)	$0.00	$0.00
03/31/2010	10.13	0.39	1.10	1.49	(0.47)	(0.11)	0.00
03/31/2009	10.91	0.51	(0.28)	0.23	(0.52)	(0.49)	0.00
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)	0.00
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)	0.00
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)	(0.02)
Class B
04/01/2010 - 09/30/2010+	11.04	0.09	0.57	0.66	(0.10)	0.00	0.00
03/31/2010	10.13	0.32	1.09	1.41	(0.39)	(0.11)	0.00
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)	0.00
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)	0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)	0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)	(0.02)
Class C
04/01/2010 - 09/30/2010+	11.04	0.09	0.57	0.66	(0.10)	0.00	0.00
03/31/2010	10.13	0.29	1.12	1.41	(0.39)	(0.11)	0.00
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)	0.00
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)	0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)	0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)	(0.02)
Class R
04/01/2010 - 09/30/2010+	11.04	0.12	0.57	0.69	(0.13)	0.00	0.00
03/31/2010	10.13	0.35	1.11	1.46	(0.44)	(0.11)	0.00
03/31/2009	10.91	0.49	(0.28)	0.21	(0.50)	(0.49)	0.00
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)	0.00
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)	0.00
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)	(0.02)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

50	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.15)	$11.60	6.44%	$28,523,667	0.90	%*	0.90	%*	2.37	%*	136%
(0.58)	11.04	14.99	25,941,564	0.91		0.90		3.61		402
(1.01)	10.13	2.49	17,656,880	1.08		0.90		4.92		300
(0.56)	10.91	10.29	13,154,435	0.96		0.90		4.68		226
(0.49)	10.43	5.83	11,824,650	0.90		0.90		4.35		257
(0.47)	10.33	2.17	10,426,405	0.90		0.90		3.61		325

(0.10)	11.60	6.04	762,889	1.65	*	1.65	*	1.60	*	136
(0.50)	11.04	14.13	978,692	1.66		1.65		2.97		402
(0.93)	10.13	1.73	965,329	1.83		1.65		4.14		300
(0.48)	10.91	9.48	1,127,848	1.70		1.65		3.95		226
(0.41)	10.43	5.04	1,304,268	1.65		1.65		3.60		257
(0.39)	10.33	1.41	1,604,106	1.65		1.65		2.83		325

(0.10)	11.60	6.05	13,327,813	1.65	*	1.65	*	1.62	*	136
(0.50)	11.04	14.13	11,103,810	1.66		1.65		2.73		402
(0.93)	10.13	1.72	4,934,686	1.83		1.65		4.19		300
(0.48)	10.91	9.47	2,884,366	1.71		1.65		3.93		226
(0.41)	10.43	5.05	2,456,435	1.65		1.65		3.61		257
(0.39)	10.33	1.41	2,458,316	1.65		1.65		2.85		325

(0.13)	11.60	6.31	2,608,215	1.15	*	1.15	*	2.13	*	136
(0.55)	11.04	14.71	2,031,285	1.16		1.15		3.29		402
(0.99)	10.13	2.23	1,038,081	1.33		1.15		4.73		300
(0.54)	10.91	10.02	505,431	1.21		1.15		4.43		226
(0.47)	10.43	5.57	336,612	1.15		1.15		4.11		257
(0.44)	10.33	1.92	220,703	1.15		1.15		3.43		325

Semiannual Report	September 30, 2010	51

Statement of Assets and Liabilities PIMCO Total Return Fund	(Unaudited) September 30, 2010

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$244,996,911
Investments in Affiliates, at value	24,181,390
Repurchase agreements, at value	18,172,176
Cash	80,452
Deposits with counterparty	5,500
Foreign currency, at value	14,972
Receivable for investments sold	39,438,054
Receivable for Fund shares sold	639,427
Interest and dividends receivable	1,842,289
Dividends receivable from Affiliates	6,767
Variation margin receivable	1,387
Swap premiums paid	670,110
Unrealized appreciation on foreign currency contracts	337,084
Unrealized appreciation on swap agreements	677,173
Other assets	1
331,063,693
Liabilities:
Payable for reverse repurchase agreements	$1,173,529
Payable for investments purchased	72,670,547
Payable for investments in Affiliates purchased	6,767
Payable for investments purchased on a delayed-delivery basis	1,074,453
Payable for short sales	245,045
Deposits from counterparty	431,180
Payable for Fund shares redeemed	963,455
Dividends payable	76,138
Written options outstanding	756,016
Accrued related party fees	131,325
Variation margin payable	10,928
Swap premiums received	326,056
Unrealized depreciation on foreign currency contracts	753,368
Unrealized depreciation on swap agreements	118,595
78,737,402
Net Assets	$252,326,291
Net Assets Consist of:
Paid in capital	$231,424,681
(Overdistributed) net investment income	(1,264,737)
Accumulated undistributed net realized gain	10,753,980
Net unrealized appreciation	11,412,367
$252,326,291
Net Assets:
Class A	$28,523,667
Class B	762,889
Class C	13,327,813
Class R	2,608,215
Other Classes	207,103,707
Shares Issued and Outstanding:
Class A	2,459,983
Class B	65,794
Class C	1,149,439
Class R	224,942
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$11.60
Class B	11.60
Class C	11.60
Class R	11.60
Cost of Investments Owned	$234,184,357
Cost of Investments in Affiliates Owned	$24,170,746
Cost of Repurchase Agreements Owned	$18,172,176
Cost of Foreign Currency Held	$15,009
Proceeds Received on Short Sales	$246,087
Premiums Received on Written Options	$738,837
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

52	PIMCO Funds	See Accompanying Notes

Statement of Operations  PIMCO Total Return Fund

Six Months Ended September 30, 2010 (Unaudited) (Amounts in thousands)

Investment Income:
Interest	$3,812,654
Dividends	2,521
Dividends from Affiliate investments	34,498
Miscellaneous income	47
Total Income	3,849,720

Expenses:
Investment advisory fees	294,062
Supervisory and administrative fees	316,568
Distribution fees - Class B	3,213
Distribution fees - Class C	45,549
Distribution fees - Class R	2,883
Servicing fees - Class A	34,513
Servicing fees - Class B	1,071
Servicing fees - Class C	15,183
Servicing fees - Class R	2,883
Distribution and/or servicing fees - Other Classes	41,882
Trustees’ fees	449
Interest expense	1,057
Miscellaneous expense	850
Total Expenses	760,163

Net Investment Income	3,089,557

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,369,852
Net realized gain on Affiliate investments	122
Net realized gain on futures contracts, written options and swaps	4,549,120
Net realized (loss) on foreign currency transactions	(145,065)
Net change in unrealized appreciation on investments	6,322,388
Net change in unrealized appreciation on Affiliate investments	10,580
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(598,902)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(514,548)
Net Gain	11,993,547

Net Increase in Net Assets Resulting from Operations	$15,083,104

Semiannual Report	September 30, 2010	53

Statements of Changes in Net Assets  PIMCO Total Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$3,089,557	$7,109,373
Net realized gain	6,773,907	8,609,649
Net realized gain on Affiliate investments	122	175
Net change in unrealized appreciation	5,208,938	9,142,522
Net change in unrealized appreciation on Affiliate investments	10,580	64
Net increase resulting from operations	15,083,104	24,861,783

Distributions to Shareholders:
From net investment income
Class A	(359,375)	(915,806)
Class B	(7,896)	(37,778)
Class C	(112,470)	(269,715)
Class R	(27,232)	(59,535)
Other Classes	(2,858,773)	(6,956,932)
From net realized capital gains
Class A	0	(239,499)
Class B	0	(10,933)
Class C	0	(97,652)
Class R	0	(17,672)
Other Classes	0	(1,663,792)

Total Distributions	(3,365,746)	(10,269,314)

Fund Share Transactions:
Receipts for shares sold
Class A	6,393,938	13,961,757
Class B	10,136	227,484
Class C	2,541,452	6,558,498
Class R	738,886	1,249,233
Other Classes	38,500,071	77,851,241
Issued as reinvestment of distributions
Class A	296,541	941,371
Class B	5,836	35,943
Class C	70,135	227,893
Class R	25,104	70,707
Other Classes	2,555,460	7,794,896
Cost of shares redeemed
Class A	(5,482,648)	(8,329,983)
Class B	(273,258)	(337,939)
Class C	(996,158)	(1,217,278)
Class R	(303,156)	(443,269)
Other Classes	(23,654,983)	(38,143,091)
Net increase resulting from Fund share transactions	20,427,356	60,447,463

Fund Redemption Fee	0	16

Total Increase in Net Assets	32,144,714	75,039,948

Net Assets:
Beginning of period	220,181,577	145,141,629
End of period*	$252,326,291	$220,181,577

*Including (overdistributed) net investment income of:	$(1,264,737)	$(988,548)

54	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of

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Notes to Financial Statements (Cont.)

the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

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assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3

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category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

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Notes to Financial Statements (Cont.)

collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks

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including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(f) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedule of Investments.

(h) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements (Cont.)

(i) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations,

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associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(k) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

(c) Options Contracts  The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other

64	PIMCO Funds

(Unaudited) September 30, 2010

relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a

Semiannual Report	September 30, 2010	65

Notes to Financial Statements (Cont.)

cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which the Fund is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements.

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(Unaudited) September 30, 2010

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity and risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

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Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

68	PIMCO Funds

(Unaudited) September 30, 2010

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Fund has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Fund had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to

Semiannual Report	September 30, 2010	69

Notes to Financial Statements (Cont.)

result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B, C and R Classes	Class D(1)	Class P

0.21%	0.21%	0.40%	0.50%	0.31%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

70	PIMCO Funds

(Unaudited) September 30, 2010

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales

$3,372,357	$813,755

The Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash

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Notes to Financial Statements (Cont.)

management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain

$16,520,591	$8,034,498	$384,400	$10,644	$24,181,390	$34,498	$122

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$318,075,895	$235,895,092	$33,957,620	$16,237,392

72	PIMCO Funds

(Unaudited) September 30, 2010

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	567,577	$6,393,938	1,303,903	$13,961,757
Class B	900	10,136	21,464	227,484
Class C	225,389	2,541,452	610,857	6,558,498
Class R	65,562	738,886	116,246	1,249,233
Other Classes	3,409,709	38,500,071	7,254,712	77,851,241
Issued as reinvestment of distributions
Class A	26,144	296,541	87,404	941,371
Class B	515	5,836	3,344	35,943
Class C	6,179	70,135	21,122	227,893
Class R	2,211	25,104	6,560	70,707
Other Classes	225,236	2,555,460	724,201	7,794,896
Cost of shares redeemed
Class A	(484,474)	$(5,482,648)	(783,316)	$(8,329,983)
Class B	(24,306)	(273,258)	(31,402)	(337,939)
Class C	(88,318)	(996,158)	(112,847)	(1,217,278)
Class R	(26,899)	(303,156)	(41,197)	(443,269)
Other Classes	(2,095,965)	(23,654,983)	(3,554,544)	(38,143,091)
Net increase resulting from Fund share transactions	1,809,460	$20,427,356	5,626,507	$60,447,463

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority

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Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2010

lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax position for all open tax years, and concluded that the adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2010, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)

$12,036,799	$(1,213,601)	$10,823,198

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Fund’s financial statements.

74	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	MSC	Morgan Stanley
CITI	Citigroup, Inc.	RBC	Royal Bank of Canada
CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	SOG	Societe Generale
GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
HSBC	HSBC Bank USA

Currency Abbreviations:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Renminbi	PHP	Philippine Peso
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
IDR	Indonesian Rupiah	TRY	Turkish New Lira
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD	United States Dollar
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index-Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
FSA	Financial Security Assurance, Inc.	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	FSB	Federal Savings Bank
AID	Agency International Development	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate

Semiannual Report	September 30, 2010	75

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

76	PIMCO Funds

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

Semiannual Report	September 30, 2010	77

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

78	PIMCO Funds

(Unaudited)

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2010	79

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

80	PIMCO Funds

(Unaudited)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party

Semiannual Report	September 30, 2010	81

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

82	PIMCO Funds

(Unaudited)

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation

Semiannual Report	September 30, 2010	83

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)	(Unaudited)

Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

84	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266 - 8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

AZ053SA_093010

Share Classes	Institutional ■ M ■ P ■ Administrative ■ D

Semiannual Report September 30, 2010

Bond Funds

PIMCO Extended Duration Fund

PIMCO Global Advantage Strategy Bond Fund

PIMCO GNMA Fund

PIMCO Government Money Market Fund

PIMCO Income Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Moderate Duration Fund

PIMCO Money Market Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Short-Term Fund

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		22
Financial Highlights		24
Statements of Assets and Liabilities		36
Statements of Operations		39
Statements of Changes in Net Assets		42
Statement of Cash Flows		46
Notes to Financial Statements		185
Glossary		201
Privacy Policy		202
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements.		203

FUND	Fund Summary	Schedule of Investments

PIMCO Extended Duration Fund	6	47
PIMCO Global Advantage Strategy Bond Fund	7	51
PIMCO GNMA Fund	8	63
PIMCO Government Money Market Fund	9	67
PIMCO Income Fund	10	68
PIMCO Long Duration Total Return Fund	11	81
PIMCO Long-Term U.S. Government Fund	12	92
PIMCO Low Duration Fund	13	97
PIMCO Low Duration Fund II	14	114
PIMCO Low Duration Fund III	15	120
PIMCO Moderate Duration Fund	16	129
PIMCO Money Market Fund	17	140
PIMCO Mortgage-Backed Securities Fund	18	141
PIMCO Short-Term Fund	19	146
PIMCO Unconstrained Bond Fund	20	159
PIMCO Unconstrained Tax Managed Bond Fund	21	176

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook – marked by a shift in global growth drivers, deleveraging and re-regulation – points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	Bond Funds

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, merging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the PIMCO Unconstrained Tax Managed Bond Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund discloses returns after taxes on Fund distributions. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class (or Class M in the case of the PIMCO Government Money Market Fund) performance due to the lower expenses paid by Institutional Class (or Class M in the case of the PIMCO Government Money Market Fund) shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Fund’s Institutional Class (or Class M in the case of the PIMCO Government Money Market Fund) inception. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO GNMA Fund (4/08), PIMCO Income Fund (4/08), PIMCO Long-Term U.S. Government Fund (4/08), PIMCO Low Duration Fund (4/08), PIMCO Mortgage-Backed Securities Fund (4/08), PIMCO Short-Term Fund (4/08), PIMCO Unconstrained Bond Fund (6/08), PIMCO Extended Duration Fund (9/08), PIMCO Long Duration Total Return Fund (9/08), PIMCO Global Advantage Strategy Bond Fund (2/09), PIMCO Government

4	PIMCO Funds	Bond Funds

Money Market Fund (5/09), PIMCO Unconstrained Tax Managed Bond Fund (9/09), PIMCO Low Duration Fund II (12/09), and PIMCO Moderate Duration Fund (12/09). The Class M shares of the PIMCO Government Money Market Fund were first offered in 1/09. The Administrative Class shares of the following Funds were first offered in (month/year): PIMCO Low Duration Fund (1/95), PIMCO Money Market Fund (1/95), PIMCO Short-Term Fund (2/96), PIMCO Long-Term U.S. Government Fund (9/97), PIMCO Low Duration Fund II (2/98), PIMCO Low Duration Fund III (3/99), PIMCO Mortgage-Backed Securities Fund (12/01), and PIMCO Income Fund (3/07). The Class D shares of the following Funds were first offered in (month/year): PIMCO Low Duration Fund (4/98), PIMCO Mortgage-Backed Securities Fund (4/98), PIMCO Short-Term Fund (4/98), PIMCO GNMA Fund (5/01), PIMCO Income Fund (7/06), PIMCO Unconstrained Bond Fund (07/08), PIMCO Unconstrained Tax Managed Bond Fund (1/09), and PIMCO Global Advantage Strategy Bond Fund (2/09). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class, Class M and Class D shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most Funds is from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	88.9%
U.S. Government Agencies	5.8%
Short-Term Instruments	1.8%
Corporate Bonds & Notes	1.4%
Mortgage-Backed Securities	1.3%
Other	0.8%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	33.40%	16.23%	12.57%
PIMCO Extended Duration Fund Class P	33.33%	16.12%	12.47%
Citigroup STRIPS Index, 20+ Year Sub-Index	31.69%	12.48%	10.59%
Lipper Corporate Debt Funds BBB-Rated Funds Average	7.55%	13.16%	6.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class P prospectus dated 7/31/10, as revised and supplemented to date, is 0.50% for the Institutional Class shares and 0.60% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,333.95	$1,333.33	$1,022.56	$1,022.06
Expenses Paid During Period†	$2.93	$3.51	$2.54	$3.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.60% for Class P), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight position to duration (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index benefited performance as yields fell across the majority of the yield curve. This was a significant contributor to absolute performance during the period.

»	A curve-steepening bias slightly detracted from performance as the two- to thirty-year yield spread flattened during the period.

»	An out-of-benchmark allocation to long Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	A small out-of-benchmark allocation to corporate securities detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to long-dated interest rate swaps contributed to performance as the thirty-year swap spread narrowed during the period.

6	PIMCO Funds	Bond Funds

PIMCO Global Advantage Strategy Bond Fund

Institutional Class - PSAIX	Class D - PGSDX
Class P - PGBPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	24.0%
Short-Term Instruments	16.1%
Canada	15.1%
Germany	9.5%
Brazil	6.7%
Other	28.6%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period September 30, 2010
	6 Months*	1 Year	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Institutional Class	7.29%	8.20%	14.38%
PIMCO Global Advantage Strategy Bond Fund Class D	7.08%	7.79%	13.97%
PIMCO Global Advantage Strategy Bond Fund Class P	7.24%	8.10%	14.26%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	9.12%
PIMCO Global Advantage Bond Index (GLADI) (NY Close)	6.37%	7.61%	14.59%
Lipper Global Income Funds Average	5.89%	8.98%	14.47%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.70% for the Institutional Class shares, 0.80% for Class P shares, and 1.10% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,072.91	$1,072.37	$1,070.79	$1,021.51	$1,021.01	$1,019.50
Expenses Paid During Period†	$3.69	$4.21	$5.76	$3.60	$4.10	$5.62

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.71% for Institutional Class, 0.81% for Class P, and 1.11% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) in the U.S., contributed to performance as yields declined during the period.

»	An overweight to duration in Canada contributed to performance as yields declined during the period.

»	An overweight to duration in core Eurozone countries, such as Germany, contributed to performance as yields declined during the period.

»	An underweight to duration in the U.K. detracted from performance as yields declined during the period.

»	An underweight to duration in Japan detracted from performance as yields declined during the period.

»	An underweight to inflation-linked bonds in the U.K. contributed to performance as inflation-linked bonds underperformed nominal bonds and breakeven rates declined during the period.

»	An underweight to investment grade corporate securities contributed to performance as credit spreads widened in both the U.S. and the Eurozone during the period.

»	An underweight to emerging market external bonds during the first half of the reporting period contributed to performance as spreads widened during the period.

Semiannual Report	September 30, 2010	7

PIMCO GNMA Fund

Institutional Class - PDMIX	Class D - PGNDX
Class P - PPGNX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	93.5%
Mortgage-Backed Securities	3.3%
Asset-Backed Securities	2.0%
Short-Term Instruments	1.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	4.96%	8.68%	7.22%	7.13%	6.96%
PIMCO GNMA Fund Class D	4.75%	8.25%	6.79%	6.69%	6.52%
PIMCO GNMA Fund Class P	4.91%	8.57%	7.11%	7.02%	6.85%
Barclays Capital GNMA Index	4.36%	6.72%	6.45%	6.21%	6.19%
Lipper GNMA Funds Average	3.87%	6.62%	5.96%	5.60%	5.53%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.50% for the Institutional Class shares, 0.60% for the Class P shares, and 0.90% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,049.58	$1,049.08	$1,047.51	$1,022.56	$1,022.06	$1,020.56
Expenses Paid During Period†	$2.57	$3.08	$4.62	$2.54	$3.04	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to mortgage spread duration detracted from returns as mortgage spreads widened over the period.

»	Exposure to commercial mortgage-backed securities benefited returns as the sector outperformed fixed-rate mortgage-backed securities (“MBS”) over the period.

»	An allocation to conventional thirty-year mortgages detracted from returns as they underperformed the Barclays Capital GNMA Index (the Fund’s benchmark index) over the period.

»	An underweight to interest rate duration (or sensitivity to changes in market interest rates) for most of the period detracted from performance as U.S. Treasury rates declined over the period.

»	Exposure to consumer asset-backed securities benefited performance as they outperformed fixed-rate MBS over the period.

8	PIMCO Funds	Bond Funds

PIMCO Government Money Market Fund

Class M - PGFXX
Class P - PGPXX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of Class M.

The minimum initial investment amount for the Class M or Class P Shares is $1,000,000.

Allocation Breakdown‡

Treasury Repurchase Agreements	43.9%
Treasury Debt	21.2%
Government Agency Debt	17.0%
Government Agency Repurchase Agreements	15.2%
Asset-Backed Commercial Paper	2.7%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period September 30, 2010
	7-Day Yield	30-Day Yield	6 Months*	1 Year	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.06%	0.07%	0.04%	0.07%	0.16%
PIMCO Government Money Market Fund Class P	0.03%	0.02%	0.02%	0.05%	0.12%
Citigroup 3-Month Treasury Bill Index	—	—	0.08%	0.12%	0.14%	**
Lipper Institutional U.S. Government Money Markets Funds Average	—	—	0.01%	0.03%	0.08%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class M and Class P prospectus dated 7/31/10, as revised and supplemented to date, is 0.19% for the Class M shares and 0.29% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class M	Class P	Class M	Class P
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,000.41	$1,000.19	$1,024.17	$1,023.92
Expenses Paid During Period†	$0.90	$1.15	$0.91	$1.17

† Expenses are equal to the net annualized expense ratio for the Class (0.18% for Class M and 0.23% for Class P), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio for Class P reflects net annualized expense after application of an expense waiver of 0.05%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity was fairly stable over the period, but ended the period slightly lower to help minimize the interest rate sensitivity of the portfolio.

»	The Fund’s exposure to high-quality Agency discount notes provided a slight yield advantage over U.S. Treasury bills over the period.

Semiannual Report	September 30, 2010	9

PIMCO Income Fund

Institutional Class - PIMIX	Class D - PONDX
Administrative Class - PIINX	Class P - PONPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Mortgage-Backed Securities	37.4%
U.S. Government Agencies	27.1%
Corporate Bonds & Notes	19.4%
Asset-Backed Securities	6.4%
Short-Term Instruments	1.9%
Other	7.8%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	12.84%	23.18%	10.30%
PIMCO Income Fund Administrative Class	12.71%	22.89%	10.01%
PIMCO Income Fund Class D	12.68%	22.83%	9.95%
PIMCO Income Fund Class P	12.79%	23.07%	10.19%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	7.01%	**
Lipper Multi-Sector Income Funds Average	5.96%	13.27%	6.27%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.50% for the Institutional Class shares, 0.60% for the Class P shares, 0.75% for the Administrative Class shares, and 0.80% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,128.40	$1,127.91	$1,127.08	$1,126.84	$1,022.71	$1,022.21	$1,021.46	$1,021.21
Expenses Paid During Period†	$2.51	$3.04	$3.84	$4.11	$2.38	$2.89	$3.65	$3.90

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.47% for Institutional Class, 0.57% for Class P, 0.72% for Administrative Class and 0.77% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s above-index duration (or sensitivity to changes in market interest rates) for a majority of the period benefited performance as yields moved lower over the period.

»	Exposure to the high-yield sector benefited performance as the sector posted strong positive performance for the period.

»	Exposure to mortgage-backed securities (“MBS”) detracted from returns as MBS underperformed like-duration U.S. Treasuries for the period.

»	Positions in intermediate credit benefited returns as this sector outperformed like-duration U.S. Treasuries for the period.

10	PIMCO Funds	Bond Funds

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX
Class P - PLRPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	41.8%
U.S. Treasury Obligations	29.0%
U.S. Government Agencies	16.3%
Municipal Bonds & Notes	4.9%
Short-Term Instruments	1.4%
Other	6.6%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	15.25%	15.53%	11.32%
PIMCO Long Duration Total Return Fund Class P	15.19%	15.43%	11.22%
Barclays Capital Long-Term Government/Credit Index	14.91%	13.61%	8.83%
Lipper Corporate Debt Funds BBB-Rated Funds Average	7.55%	13.16%	6.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class P prospectus dated 7/31/10, as revised and supplemented to date, is 0.51% for the Institutional Class shares and 0.61% for Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,152.48	$1,151.91	$1,022.51	$1,022.01
Expenses Paid During Period†	$2.75	$3.29	$2.59	$3.09

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class and 0.61% for Class P), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to duration (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index benefited performance as yields fell across the majority of the yield curve. This was a significant contributor to absolute performance during the period.

»	A curve-steepening bias slightly detracted from performance as the two- to thirty-year yield spread flattened during the period.

»

An overweight allocation to long Agency debentures was neutral for performance as they underperformed like-duration U.S. Treasuries, but outperformed like-duration corporate securities during the period.

»	A below-benchmark exposure to corporate bonds benefited performance as corporate bonds underperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to long-dated interest rate swaps contributed to performance as the thirty-year swap spread narrowed during the period.

»	Exposure to the Brazilian real and the British pound benefited performance as these currencies appreciated versus the U.S. dollar during the period.

»	Exposure to the Canadian dollar and the Mexican peso detracted from performance as these currencies depreciated versus the U.S. dollar during the period.

Semiannual Report	September 30, 2010	11

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class P - PLTPX
Administrative Class - PLGBX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	58.8%
U.S. Government Agencies	27.1%
Mortgage-Backed Securities	5.5%
Corporate Bonds & Notes	5.1%
Short-Term Instruments	1.7%
Other	1.8%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	18.89%	16.20%	8.51%	8.96%	9.83%
PIMCO Long-Term U.S. Government Fund Administrative Class	18.74%	15.91%	8.25%	8.69%	9.56%
PIMCO Long-Term U.S. Government Fund Class P	18.83%	16.08%	8.40%	8.86%	9.74%
Barclays Capital Long-Term Treasury Index	18.00%	12.74%	7.77%	8.24%	8.90%	**
Lipper General U.S. Government Funds Average	7.66%	7.59%	5.27%	5.35%	5.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class,

Class P, and Administrative Class prospectus dated 7/31/10, as revised and supplemented to date, is 0.495% for the Institutional Class shares, 0.595% for the Class P shares, and 0.745% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,188.87	$1,188.30	$1,187.44	$1,022.56	$1,022.06	$1,021.31
Expenses Paid During Period†	$2.74	$3.29	$4.11	$2.54	$3.04	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.495% for Institutional Class, 0.595% for Class P, and 0.745% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to duration (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index benefited performance as yields fell across the majority of the yield curve. This was a significant contributor to absolute performance.

»	A curve-steepening bias slightly detracted from performance as the two- to thirty-year yield spread flattened during the period.

»	An out-of-benchmark allocation to long Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	A small out-of-benchmark exposure to corporate bonds detracted from performance as corporate bonds underperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to long-dated interest rate swaps contributed to performance as the thirty-year swap spread narrowed during the period.

12	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund

Institutional Class - PTLDX	Class P - PLDPX
Administrative Class - PLDAX	Class D - PLDDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	37.7%
Corporate Bonds & Notes	24.2%
Short-Term Instruments	21.9%
Mortgage-Backed Securities	6.3%
Asset-Backed Securities	3.6%
Other	6.3%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	2.78%	6.32%	5.71%	5.25%	6.69%
PIMCO Low Duration Fund Administrative Class	2.66%	6.06%	5.45%	4.99%	6.43%
PIMCO Low Duration Fund Class D	2.64%	6.01%	5.39%	4.93%	6.39%
PIMCO Low Duration Fund Class P	2.73%	6.22%	5.60%	5.15%	6.62%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.79%	2.53%	4.35%	4.21%	5.77%	**
Lipper Short Investment Grade Debt Funds Average	2.41%	5.08%	3.77%	3.90%	5.36%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.46% for the Institutional Class shares, 0.56% for Class P shares, 0.71% for the Administrative Class shares, and 0.75% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,027.85	$1,027.35	$1,026.56	$1,026.37	$1,022.76	$1,022.26	$1,021.51	$1,021.31
Expenses Paid During Period†	$2.34	$2.85	$3.61	$3.81	$2.33	$2.84	$3.60	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.56% for Class P, 0.71% for Administrative Class, and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-index duration (or sensitivity to changes in market interest rates) helped performance as interest rates fell during the period.

»	Holdings of Agency mortgage pass-through securities detracted from returns as these high-quality assets underperformed like duration U.S. Treasuries during the period.

»	Allocations to investment grade corporate securities benefited returns as the sector outperformed during the period.

»	Exposure to the high-yield sector benefited returns as high-yield securities outperformed like-duration U.S. Treasuries during the period.

»	Exposure to local rates in Brazil benefited returns as rates fell in this country during the period.

»	Exposure to core European duration benefited returns as the ten-year Bund yield fell during the period.

Semiannual Report	September 30, 2010	13

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Class P - PDRPX
Administrative Class - PDFAX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

Allocation Breakdown‡

U.S. Government Agencies	63.0%
Short-Term Instruments	15.5%
Corporate Bonds & Notes	8.5%
Mortgage-Backed Securities	6.3%
Asset-Backed Securities	3.4%
Other	3.3%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	2.43%	5.06%	5.01%	4.71%	5.41%
PIMCO Low Duration Fund II Administrative Class	2.30%	4.80%	4.75%	4.46%	5.15%
PIMCO Low Duration Fund II Class P	2.37%	4.95%	4.90%	4.61%	5.30%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.79%	2.53%	4.35%	4.21%	5.00%
Lipper Short Investment Grade Debt Funds Average	2.41%	5.08%	3.77%	3.90%	4.69%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date, is 0.50% for the Institutional Class shares, 0.60% for Class P shares, and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at
www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,024.32	$1,023.74	$1,023.03	$1,022.56	$1,022.06	$1,021.31
Expenses Paid During Period†	$2.54	$3.04	$3.80	$2.54	$3.04	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An above-index duration (or sensitivity to changes in market interest rates) benefited performance as interest rates fell during the period.

»	Holdings of Agency mortgage pass-through securities detracted from returns as these high-quality assets underperformed like duration U.S. Treasuries during the period.

»	Allocations to investment grade corporate securities benefited returns as the sector outperformed during the period.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund III

Institutional Class - PLDIX
Administrative Class - PDRAX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $1,000,000.

Allocation Breakdown‡

U.S. Government Agencies	32.6%
Short-Term Instruments	30.3%
Corporate Bonds & Notes	19.9%
U.S. Treasury Obligations	6.1%
Mortgage-Backed Securities	5.6%
Other	5.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	3.29%	6.60%	5.23%	4.96%	5.21%
PIMCO Low Duration Fund III Administrative Class	3.16%	6.34%	4.97%	4.70%	4.95%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.79%	2.53%	4.35%	4.21%	4.65%
Lipper Short Investment Grade Debt Funds Average	2.41%	5.08%	3.77%	3.90%	4.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date, is 0.51% for the Institutional Class shares and 0.76% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling
(800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,032.88	$1,031.59	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.55	$3.82	$2.54	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	An above-index duration (or sensitivity to changes in market interest rates) benefited performance as interest rates fell during the period.

»	Holdings of Agency mortgage pass-through securities detracted from returns as these high-quality assets underperformed like duration U.S. Treasuries during the period.

»	Allocations to investment grade corporate securities benefited returns as the sector outperformed during the period.

»	Exposure to the high-yield sector benefited returns as high-yield securities outperformed like-duration U.S. Treasuries during the period.

»	Exposure to local rates in Brazil benefited returns as rates fell in this country during the period.

»	Exposure to core European duration benefited returns as the ten-year Bund yield fell during the period.

Semiannual Report	September 30, 2010	15

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	38.5%
U.S. Government Agencies	21.8%
U.S. Treasury Obligations	16.6%
Short-Term Instruments	12.3%
Sovereign Issues	3.4%
Other	7.4%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Years*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	5.66%	10.98%	7.46%	7.08%	6.84%
PIMCO Moderate Duration Fund Class P	5.60%	10.86%	7.34%	6.96%	6.72%
Barclays Capital Intermediate Government/Credit Index	5.81%	7.77%	5.95%	6.05%	6.05%
Lipper Short Intermediate Investment Grade Debt Funds Average	4.67%	7.64%	5.04%	5.15%	5.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date, is 0.47% for the Institutional Class shares and 0.56% for Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,056.63	$1,056.03	$1,022.76	$1,022.26
Expenses Paid During Period†	$2.37	$2.89	$2.33	$2.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class and 0.56% for Class P), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An average underweight to duration in the U.S. (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. Treasury yield declined during the period.

»	A curve-steepening strategy in the U.S., implemented via money market futures, benefited performance as most Eurodollar futures contracts rallied during the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) detracted from performance as Agency MBS underperformed like-duration U.S. Treasuries during the period.

»	Exposure to financials detracted from performance as this sub-sector underperformed the overall investment grade corporate bond market.

»	A modest allocation to high yield corporate bonds benefited performance as this sector outperformed like-duration U.S. Treasuries during the period.

»	Exposure to local Brazilian interest rates, primarily obtained through zero-coupon swaps, benefited returns as rates fell in the country.

»	Exposure to European duration benefited performance as the ten-year Euro benchmark yield fell during the period.

16	PIMCO Funds	Bond Funds

PIMCO Money Market Fund

Institutional Class - PMIXX
Administrative Class - PMAXX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $1,000,000.

Allocation Breakdown‡

Treasury Repurchase Agreements	54.0%
Government Agency Debt	33.7%
Treasury Debt	5.1%
Asset-Backed Commercial Paper	3.4%
Other Notes	2.1%
Other	1.7%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.05%	0.05%	0.02%	0.06%	2.64%	2.41%	3.59%
PIMCO Money Market Fund Administrative Class	0.05%	0.05%	0.02%	0.05%	2.46%	2.20%	3.36%
Citigroup 3-Month Treasury Bill Index	—	—	0.08%	0.12%	2.48%	2.41%	3.57%	**
Lipper Institutional Money Market Funds Average	—	—	0.04%	0.08%	2.69%	2.46%	3.69%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 7/31/10, as revised and supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,000.24	$1,000.24	$1,023.92	$1,023.92
Expenses Paid During Period†	$1.15	$1.15	$1.17	$1.17

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.23% for Institutional Class and 0.23% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios reflect net annualized expense after application of an expense waiver of 0.09%, and 0.34% for Institutional Class and Administrative Class shares, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest-rating category for short-term obligations.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity was fairly stable over the period, but ended the period slightly lower to help minimize the interest rate sensitivity of the portfolio.

»	The Fund moved its exposure from U.S. Treasuries to U.S. Agencies over the period as they provided a yield advantage over U.S. Treasuries.

Semiannual Report	September 30, 2010	17

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class P - PMRPX
Administrative Class - PMTAX	Class D - PTMDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	84.2%
Mortgage-Backed Securities	9.3%
Short-Term Instruments	3.3%
Asset-Backed Securities	3.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	4.50%	9.97%	7.03%	7.01%	7.02%
PIMCO Mortgage-Backed Securities Fund Administrative Class	4.37%	9.70%	6.77%	6.75%	6.75%
PIMCO Mortgage-Backed Securities Fund Class D	4.29%	9.53%	6.60%	6.59%	6.59%
PIMCO Mortgage-Backed Securities Fund Class P	4.44%	9.87%	6.92%	6.90%	6.91%
Barclays Capital U.S. MBS Fixed Rate Index	3.57%	5.82%	6.46%	6.29%	6.24%
Lipper U.S. Mortgage Funds Average	4.20%	7.58%	4.77%	5.14%	4.93%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.56% for the Institutional Class shares, 0.62% for Class P shares, 0.84% for the Administrative Class shares, and 0.96% for Class D Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,044.96	$1,044.43	$1,043.65	$1,042.87	$1,022.56	$1,022.06	$1,021.31	$1,020.56
Expenses Paid During Period†	$2.56	$3.08	$3.84	$4.61	$2.54	$3.04	$3.80	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to mortgage spread duration detracted from returns as mortgage spreads widened over the period.

»

Exposure to non-Agency mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) benefited performance as income and price appreciation on these securities was substantial over the period.

»

An underweight to thirty-year conventional 5.00% and 5.50% coupon MBS relative to 4.50% coupon MBS benefited returns, contributing the bulk of performance in the Agency MBS relative value coupon strategy.

18	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund

Institutional Class - PTSHX	Class P - PTSPX
Administrative Class - PSFAX	Class D - PSHDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	46.4%
U.S. Government Agencies	32.2%
Short-Term Instruments	10.8%
Mortgage-Backed Securities	3.8%
Asset-Backed Securities	3.8%
Other	3.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	1.10%	2.67%	3.91%	3.65%	5.21%
PIMCO Short-Term Fund Administrative Class	0.97%	2.41%	3.65%	3.39%	4.95%
PIMCO Short-Term Fund Class D	0.95%	2.36%	3.60%	3.34%	4.92%
PIMCO Short-Term Fund Class P	1.05%	2.56%	3.80%	3.54%	5.13%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	4.15%	**
Lipper Ultra-Short Obligation Funds Average	1.09%	2.66%	2.08%	2.68%	4.72%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.45% for the Institutional Class shares, 0.55% for the Class P shares, 0.70% for the Administrative Class shares, and 0.75% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,011.01	$1,010.50	$1,009.73	$1,009.48	$1,022.81	$1,022.31	$1,021.56	$1,021.31
Expenses Paid During Period†	$2.27	$2.77	$3.53	$3.78	$2.28	$2.79	$3.55	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.55% for Class P, 0.70% for Administrative Class, and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) benefited returns as interest rates moved lower across the yield curve over the period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

»	Holdings of Agency and non-Agency mortgages benefited returns as these securities outperformed money markets over the period.

»	Exposure to the corporate sector benefited returns as the sector posted strong performance over the period.

Semiannual Report	September 30, 2010	19

PIMCO Unconstrained Bond Fund

Institutional Class - PFIUX	Class P - PUCPX
Class D - PUBDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	34.3%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	21.1%
Short-Term Instruments	6.5%
Sovereign Issues	5.7%
Other	10.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period September 30, 2010
	6 Months*	1 Year	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	3.99%	7.37%	9.72%
PIMCO Unconstrained Bond Fund Class D	3.78%	6.94%	9.29%
PIMCO Unconstrained Bond Fund Class P	3.93%	7.26%	9.61%
3 Month USD LIBOR Index	0.21%	0.34%	1.25%
Lipper General Bond Funds Average	6.36%	8.96%	6.37%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for Class P shares, and 1.30% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,039.86	$1,039.33	$1,037.76	$1,019.65	$1,019.15	$1,017.65
Expenses Paid During Period†	$5.52	$6.03	$7.56	$5.47	$5.97	$7.49

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.08% for Institutional Class, 1.18% for Class P, and 1.48% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	A long duration bias, primarily focused in the U.S., benefited performance as ten-year U.S. Treasury yields decreased approximately 1.31% over the period.

»

Exposure to investment grade corporate securities, specifically an overweight to select financials, benefited performance. The Barclays Capital U.S. Credit Index returned 8.07% for the reporting period and the financials component of this index returned 6.97% for the period.

»	Exposure to select energy credits benefited performance as the sector returned 8.02% for the period.

»

Exposure to non-Agency mortgage-backed securities (“MBS”) benefited overall performance; the Markit ABX 06-2 Index, which generally tracks the price performance of non-Agency MBS, improved from $50.25 to $58.95 over the period.

»	Short positioning in Agency MBS detracted from returns over the period. Agency MBS, as measured by the Barclays Capital U.S. MBS Fixed Rate Index, returned 3.57% for the period.

»	Exposure to emerging market (“EM”) debt contributed to returns as both EM sovereign and EM corporate positions within the Fund performed well over the reporting period.

»

Modest exposure to municipal bonds, with an overweight to California municipal bonds, slightly benefited performance; the Barclays Capital Municipal Bond Index returned 5.51%, while the Barclays Capital California Municipal Bond Index returned 6.62% for the period.

20	PIMCO Funds	Bond Funds

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class D - ATMDX
Class P - PUTPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Municipal Bonds & Notes	73.3%
Corporate Bonds & Notes	10.2%
U.S. Treasury Obligations	4.7%
Sovereign Issues	3.5%
Short-Term Instruments	1.9%
Other	6.4%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period September 30, 2010
	6 Months*	1 Year	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	2.20%	2.91%	5.77%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	2.10%	2.43%	5.21%
PIMCO Unconstrained Tax Managed Bond Fund Class D	2.00%	2.50%	5.35%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	1.93%	2.09%	4.88%
PIMCO Unconstrained Tax Managed Bond Fund Class P	2.15%	2.83%	5.67%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	2.06%	2.35%	5.12%
3 Month USD LIBOR After Tax	0.14%	0.22%	0.43%	**
Lipper General Bond Funds Average	6.36%	8.96%	12.54%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.70% for the Institutional Class shares, 0.80% for Class P shares, and 1.10% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,022.04	$1,021.54	$1,019.98	$1,020.51	$1,020.00	$1,018.50
Expenses Paid During Period†	$4.61	$5.12	$6.63	$4.61	$5.11	$6.63

† Expenses are equal to the net annualized expense ratio for the class (0.91% for Institutional Class, 1.01% for Class P, and 1.31% for Class D), multiplied by the average account value over the period, multiplied 183/165 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s duration positioning (or sensitivity to changes in market interest rates) benefited performance as yields moved lower across the yield curve.

»	Duration-hedging strategies during the latter part of the period detracted from performance as U.S. Treasury yields moved lower over the period.

»	A significant position in municipal money market securities detracted from performance as yields on these securities were lower than LIBOR over a majority of the period.

»

Exposure to municipal bonds, with an overweight to California municipal bonds, benefited returns; the Barclays Capital Municipal Bond Index returned 5.51%, while the Barclays Capital California Municipal Bond Index returned 6.62% over the period.

»

Exposure to investment grade corporate securities, specifically an overweight to select financials, benefited performance. The Barclays Capital U.S. Credit Index returned 8.07% and the financials component of the index returned 6.97% over the period.

Semiannual Report	September 30, 2010	21

Benchmark Descriptions

Index	Description

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Capital Intermediate Government/Credit Index	Barclays Capital Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long-Term Government/Credit Index	Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

22	PIMCO Funds	Bond Funds

Index	Description

Lipper Money Market Fund Index	Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytical Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI) (NY Close)	The PIMCO Global Advantage Bond Index (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Extended Duration Fund
Institutional Class
04/01/2010 - 09/30/2010+	$7.39	$0.17	$2.28	$2.45	$(0.16)	$0.00
03/31/2010	12.56	0.42	(2.38)	(1.96)	(0.44)	(2.77)
03/31/2009	10.90	0.44	2.08	2.52	(0.43)	(0.43)
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)
08/31/2006 - 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)
Class P
04/01/2010 - 09/30/2010+	7.39	0.16	2.29	2.45	(0.16)	0.00
03/31/2010	12.56	0.41	(2.38)	(1.97)	(0.43)	(2.77)
09/11/2008 - 03/31/2009	11.21	0.26	1.76	2.02	(0.24)	(0.43)

PIMCO Global Advantage Strategy Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.08	$0.14	$0.66	$0.80	$(0.14)	$0.00
03/31/2010	10.06	0.28	1.24	1.52	(0.31)	(0.19)
02/05/2009 - 03/31/2009	10.00	0.04	0.06	0.10	(0.04)	0.00
Class P
04/01/2010 - 09/30/2010+	11.08	0.13	0.66	0.79	(0.13)	0.00
03/31/2010	10.06	0.24	1.27	1.51	(0.30)	(0.19)
02/05/2009 - 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00
Class D
04/01/2010 - 09/30/2010+	11.08	0.12	0.66	0.78	(0.12)	0.00
03/31/2010	10.06	0.24	1.24	1.48	(0.27)	(0.19)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00

PIMCO GNMA Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.62	$0.12	$0.45	$0.57	$(0.12)	$0.00
03/31/2010	11.33	0.35	0.66	1.01	(0.40)	(0.32)
03/31/2009	11.37	0.51	0.11	0.62	(0.53)	(0.13)
03/31/2008	11.11	0.57	0.33	0.90	(0.57)	(0.07)
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
Class P
04/01/2010 - 09/30/2010+	11.62	0.12	0.45	0.57	(0.12)	0.00
03/31/2010	11.33	0.32	0.67	0.99	(0.38)	(0.32)
04/30/2008 - 03/31/2009	11.32	0.46	0.15	0.61	(0.47)	(0.13)
Class D
04/01/2010 - 09/30/2010+	11.62	0.10	0.45	0.55	(0.10)	0.00
03/31/2010	11.33	0.30	0.66	0.96	(0.35)	(0.32)
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.30%.
(d)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.
(e)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

24	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.16)	$9.68	33.40%	$443,769	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.85	%*	197%
(3.21)	7.39	(16.80)	324,253	0.50		0.50		0.50		0.50		4.42		615
(0.86)	12.56	23.62	195,036	0.57		0.57		0.50		0.50		3.88		780
(0.48)	10.90	14.96	169,454	0.50		0.50		0.50		0.50		4.24		239
(0.35)	9.94	2.82	3,083	0.57	*	1.90	*	0.50	*	1.83	*	4.53	*	298

(0.16)	9.68	33.33	1,640	0.60	*	0.60	*	0.60	*	0.60	*	3.73	*	197
(3.20)	7.39	(16.87)	881	0.60		0.60		0.60		0.60		4.29		615
(0.67)	12.56	18.01	978	0.66	*	0.66	*	0.60	*	0.60	*	3.79	*	780

$(0.14)	$11.74	7.29%	$1,874,189	0.71	%*	0.71	%*	0.70	%*	0.70	%*	2.47	%*	94%
(0.50)	11.08	15.19	1,583,031	0.70		0.70		0.70		0.70		2.49		268
(0.04)	10.06	0.98	4,854	0.70	*(b)(c)	12.25	*(b)(c)	0.70	*(b)(c)	12.25	*(b)(c)	2.53	*	57

(0.13)	11.74	7.24	12,266	0.81	*	0.81	*	0.80	*	0.80	*	2.36	*	94
(0.49)	11.08	15.08	11,134	0.80		0.80		0.80		0.80		2.17		268
(0.04)	10.06	0.97	10	0.80	*(b)(d)	10.88	*(b)(d)	0.80	*(b)(d)	10.88	*(b)(d)	2.35	*	57

(0.12)	11.74	7.08	83,432	1.11	*	1.11	*	1.10	*	1.10	*	2.07	*	94
(0.46)	11.08	14.78	72,403	1.10		1.10		1.10		1.10		2.10		268
(0.03)	10.06	0.95	388	1.10	*(b)(e)	17.63	*(b)(e)	1.10	*(b)(e)	17.63	*(b)(e)	2.26	*	57

$(0.12)	$12.07	4.96%	$500,601	0.50	%*	0.50	%*	0.50	%*	0.50	%*	2.06	%*	848%
(0.72)	11.62	9.02	436,282	0.50		0.50		0.50		0.50		2.99		1,747
(0.66)	11.33	5.73	375,682	0.66		0.66		0.50		0.50		4.59		1,652
(0.64)	11.37	8.37	219,841	0.95		0.95		0.50		0.50		5.10		839
(0.53)	11.11	7.01	133,271	1.06		1.06		0.50		0.50		4.88		1,009
(0.45)	10.90	3.16	130,771	0.50		0.50		0.50		0.50		3.66		1,069

(0.12)	12.07	4.91	62,709	0.60	*	0.60	*	0.60	*	0.60	*	1.96	*	848
(0.70)	11.62	8.92	39,309	0.60		0.60		0.60		0.60		2.74		1,747
(0.60)	11.33	5.63	11	0.76	*	0.76	*	0.60	*	0.60	*	4.47	*	1,652

(0.10)	12.07	4.75	211,232	0.90	*	0.90	*	0.90	*	0.90	*	1.67	*	848
(0.67)	11.62	8.59	132,564	0.90		0.90		0.90		0.90		2.60		1,747
(0.61)	11.33	5.30	139,917	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	36,541	1.32		1.32		0.90		0.90		4.63		839
(0.49)	11.11	6.58	13,076	1.46		1.46		0.90		0.90		4.50		1,009
(0.41)	10.90	2.75	8,779	0.90		0.90		0.90		0.90		3.46		1,069

Semiannual Report	September 30, 2010	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Government Money Market Fund
Class M
04/01/2010 - 09/30/2010+	$1.00	$0.00	^	$0.00	$0.00	$0.00 ^	$0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00
01/27/2009 - 03/31/2009	1.00	0.00		0.00	0.00	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	1.00	0.00	^	0.00	0.00	0.00 ^	0.00
05/14/2009 - 03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00

PIMCO Income Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.21	$0.37		$0.92	$1.29	$(0.31)	$0.00
03/31/2010	8.54	0.67		1.71	2.38	(0.71)	0.00
03/31/2009	9.92	0.67		(1.41)	(0.74)	(0.64)	0.00
03/31/2008	10.00	0.58		(0.08)	0.50	(0.58)	0.00
03/30/2007 - 03/31/2007	10.00	0.00		0.00	0.00	0.00	0.00
Class P
04/01/2010 - 09/30/2010+	10.21	0.36		0.93	1.29	(0.31)	0.00
03/31/2010	8.54	0.66		1.71	2.37	(0.70)	0.00
04/30/2008 - 03/31/2009	9.99	0.61		(1.47)	(0.86)	(0.59)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.21	0.35		0.93	1.28	(0.30)	0.00
03/31/2010	8.54	0.64		1.72	2.36	(0.69)	0.00
03/31/2009	9.92	0.65		(1.41)	(0.76)	(0.62)	0.00
03/31/2008	10.00	0.56		(0.09)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00		0.00	0.00	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	10.21	0.37		0.91	1.28	(0.30)	0.00
03/31/2010	8.54	0.64		1.71	2.35	(0.68)	0.00
03/31/2009	9.92	0.67		(1.44)	(0.77)	(0.61)	0.00
03/31/2008	10.00	0.54		(0.07)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00		0.00	0.00	0.00	0.00

PIMCO Long Duration Total Return Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.72	$0.27		$1.35	$1.62	$(0.32)	$0.00
03/31/2010	10.14	0.54		0.95	1.49	(0.57)	(0.34)
03/31/2009	10.51	0.51		(0.25)	0.26	(0.50)	(0.13)
03/31/2008	10.09	0.50		0.44	0.94	(0.50)	(0.02)
08/31/2006 - 03/31/2007	10.00	0.29		0.09	0.38	(0.29)	0.00
Class P
04/01/2010 - 09/30/2010+	10.72	0.27		1.34	1.61	(0.31)	0.00
03/31/2010	10.14	0.53		0.95	1.48	(0.56)	(0.34)
09/11/2008 - 03/31/2009	10.37	0.30		(0.12)	0.18	(0.28)	(0.13)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$1.00	0.04%	$98,434	0.18	%*	0.18	%*	0.18	%*	0.18	%*	0.06	%*	N/A
0.00	1.00	0.18	108,048	0.18		0.21		0.17		0.20		0.07		N/A
0.00	1.00	0.05	53,161	0.18	*	1.19	*	0.18	*	1.19	*	0.15	*	N/A

0.00	1.00	0.02	11	0.23	*	0.28	*	0.23	*	0.28	*	0.02	*	N/A
0.00	1.00	0.12	10	0.24	*	0.33	*	0.23	*	0.32	*	0.05	*	N/A

$(0.31)	$11.19	12.84%	$2,087,082	0.47	%*	0.52	%*	0.40	%*	0.45	%*	6.93	%*	105%
(0.71)	10.21	28.71	418,593	0.45		0.50		0.40		0.45		7.04		188
(0.64)	8.54	(7.64)	278,815	1.01		1.06		0.40		0.45		7.28		153
(0.58)	9.92	5.09	289,824	1.44		1.57		0.40		0.53		5.84		276
0.00	10.00	0.00	25,006	0.40	*	0.40	*	0.40	*	0.40	*	(0.40	)*	0

(0.31)	11.19	12.79	18,948	0.57	*	0.62	*	0.50	*	0.55	*	6.76	*	105
(0.70)	10.21	28.59	4,385	0.55		0.60		0.50		0.55		6.67		188
(0.59)	8.54	(8.82)	9	1.11	*	1.16	*	0.50	*	0.55	*	7.29	*	153

(0.30)	11.19	12.71	708	0.72	*	0.77	*	0.65	*	0.70	*	6.54	*	105
(0.69)	10.21	28.37	256	0.70		0.75		0.65		0.70		6.45		188
(0.62)	8.54	(7.91)	10	1.25		1.30		0.65		0.70		7.00		153
(0.55)	9.92	4.84	11	2.43		2.74		0.65		0.96		5.59		276
0.00	10.00	0.00	10	0.65	*	0.65	*	0.65	*	0.65	*	(0.65	)*	0

(0.30)	11.19	12.68	271,623	0.77	*	0.82	*	0.70	*	0.75	*	6.74	*	105
(0.68)	10.21	28.31	16,845	0.75		0.80		0.70		0.75		6.61		188
(0.61)	8.54	(7.96)	4,975	1.25		1.30		0.70		0.75		7.54		153
(0.55)	9.92	4.79	342	1.67		1.75		0.70		0.78		5.43		276
0.00	10.00	0.00	10	0.70	*	0.70	*	0.70	*	0.70	*	(0.70	)*	0

$(0.32)	$12.02	15.25%	$4,438,177	0.51	%*	0.51	%*	0.50	%*	0.50	%*	4.79	%*	144%
(0.91)	10.72	14.91	3,976,419	0.51		0.51		0.50		0.50		5.02		364
(0.63)	10.14	2.63	2,431,539	0.51		0.51		0.50		0.50		5.02		398
(0.52)	10.51	9.73	714,193	0.50		0.50		0.50		0.50		4.85		314
(0.29)	10.09	3.89	4,631	0.50	*	1.61	*	0.50	*	1.61	*	4.99	*	330

(0.31)	12.02	15.19	4,945	0.61	*	0.61	*	0.60	*	0.60	*	4.65	*	144
(0.90)	10.72	14.83	2,493	0.61		0.61		0.60		0.60		4.89		364
(0.41)	10.14	1.86	914	0.61	*	0.61	*	0.60	*	0.60	*	5.41	*	398

Semiannual Report	September 30, 2010	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Long-Term U.S. Government Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.79	$0.22	$1.80	$2.02	$(0.24)	$0.00
03/31/2010	11.58	0.46	(0.24)	0.22	(0.50)	(0.51)
03/31/2009	11.30	0.46	0.37	0.83	(0.47)	(0.08)
03/31/2008	10.66	0.52	0.64	1.16	(0.52)	0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
Class P
04/01/2010 - 09/30/2010+	10.79	0.21	1.81	2.02	(0.24)	0.00
03/31/2010	11.58	0.44	(0.23)	0.21	(0.49)	(0.51)
04/30/2008 - 03/31/2009	11.08	0.42	0.59	1.01	(0.43)	(0.08)
Administrative Class
04/01/2010 - 09/30/2010+	10.79	0.21	1.80	2.01	(0.23)	0.00
03/31/2010	11.58	0.44	(0.25)	0.19	(0.47)	(0.51)
03/31/2009	11.30	0.44	0.36	0.80	(0.44)	(0.08)
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)

PIMCO Low Duration Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.44	$0.09	$0.20	$0.29	$(0.10)	$0.00
03/31/2010	9.30	0.27	1.18	1.45	(0.30)	(0.01)
03/31/2009	10.14	0.42	(0.71)	(0.29)	(0.42)	(0.13)
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
Class P
04/01/2010 - 09/30/2010+	10.44	0.09	0.19	0.28	(0.09)	0.00
03/31/2010	9.30	0.23	1.21	1.44	(0.29)	(0.01)
04/30/2008 - 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)
Administrative Class
04/01/2010 - 09/30/2010+	10.44	0.08	0.20	0.28	(0.09)	0.00
03/31/2010	9.30	0.24	1.19	1.43	(0.28)	(0.01)
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
Class D
04/01/2010 - 09/30/2010+	10.44	0.08	0.19	0.27	(0.08)	0.00
03/31/2010	9.30	0.22	1.21	1.43	(0.28)	(0.01)
03/31/2009	10.14	0.39	(0.71)	(0.32)	(0.39)	(0.13)
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21%.
(d)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.24)	$12.57	18.89%	$610,667	0.495	%*	0.475	%*	3.83	%*	196%
(1.01)	10.79	1.92	1,175,131	0.495		0.475		4.09		367
(0.55)	11.58	7.69	568,232	0.505		0.475		4.19		367
(0.52)	11.30	11.22	1,258,569	0.475		0.475		4.85		291
(0.52)	10.66	6.83	905,955	0.475		0.475		4.82		971
(0.43)	10.48	1.19	1,832,892	0.48	(b)	0.48	(b)	3.98		788

(0.24)	12.57	18.83	25,460	0.595	*	0.575	*	3.59	*	196
(1.00)	10.79	1.79	10,934	0.595		0.575		3.97		415
(0.51)	11.58	9.40	11	0.605	*	0.575	*	4.16	*	367

(0.23)	12.57	18.74	164,275	0.745	*	0.725	*	3.49	*	196
(0.98)	10.79	1.64	92,333	0.745		0.725		3.91		415
(0.52)	11.58	7.44	113,114	0.755		0.725		3.97		367
(0.49)	11.30	10.96	144,464	0.725		0.725		4.56		291
(0.49)	10.66	6.58	91,220	0.725		0.725		4.61		971
(0.40)	10.48	0.95	99,319	0.74	(b)	0.74	(b)	3.53		788

$(0.10)	$10.63	2.78%	$13,287,484	0.46	%*	0.46	%*	1.75	%*	155%
(0.31)	10.44	15.80	12,012,235	0.46		0.46		2.62		488
(0.55)	9.30	(2.85)	6,921,501	0.48	(c)	0.45	(c)	4.30		223
(0.55)	10.14	7.64	8,360,184	0.43		0.43		4.68		141
(0.46)	9.95	5.30	8,053,232	0.43		0.43		4.58		73
(0.41)	9.90	2.01	8,746,237	0.43		0.43		3.59		68

(0.09)	10.63	2.73	628,428	0.56	*	0.56	*	1.66	*	155
(0.30)	10.44	15.68	455,685	0.56		0.56		2.27		488
(0.51)	9.30	(3.18)	1,798	0.58	*(d)	0.55	*(d)	4.26	*	223

(0.09)	10.63	2.66	1,075,258	0.71	*	0.71	*	1.50	*	155
(0.29)	10.44	15.51	926,055	0.71		0.71		2.37		488
(0.53)	9.30	(3.09)	476,505	0.73	(c)	0.70	(c)	4.06		223
(0.52)	10.14	7.38	375,438	0.68		0.68		4.43		141
(0.44)	9.95	5.04	281,769	0.68		0.68		4.32		73
(0.39)	9.90	1.76	329,977	0.68		0.68		3.33		68

(0.08)	10.63	2.64	1,789,741	0.75	*	0.75	*	1.47	*	155
(0.29)	10.44	15.46	1,365,583	0.75		0.75		2.17		488
(0.52)	9.30	(3.15)	477,259	0.78		0.75		4.00		223
(0.51)	10.14	7.30	507,062	0.75		0.75		4.35		141
(0.43)	9.95	4.97	417,681	0.75		0.75		4.25		73
(0.38)	9.90	1.69	548,707	0.75		0.75		3.25		68

Semiannual Report	September 30, 2010	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Low Duration Fund II
Institutional Class
04/01/2010 - 09/30/2010+	$10.06	$0.07	$0.17	$0.24	$(0.10)	$0.00
03/31/2010	9.28	0.24	0.82	1.06	(0.28)	0.00
03/31/2009	9.87	0.38	(0.59)	(0.21)	(0.38)	0.00
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
Class P
04/01/2010 - 09/30/2010+	10.06	0.07	0.17	0.24	(0.10)	0.00
12/31/2009 - 03/31/2010	9.97	0.03	0.09	0.12	(0.03)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.06	0.06	0.17	0.23	(0.09)	0.00
03/31/2010	9.28	0.13	0.91	1.04	(0.26)	0.00
03/31/2009	9.87	0.35	(0.59)	(0.24)	(0.35)	0.00
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00

PIMCO Low Duration Fund III
Institutional Class
04/01/2010 - 09/30/2010+	$9.74	$0.08	$0.24	$0.32	$(0.09)	$0.00
03/31/2010	8.73	0.25	1.04	1.29	(0.28)	0.00
03/31/2009	10.03	0.47	(0.96)	(0.49)	(0.46)	(0.35)
03/31/2008	9.80	0.47	0.28	0.75	(0.47)	(0.05)
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
Administrative Class
04/01/2010 - 09/30/2010+	9.74	0.07	0.24	0.31	(0.08)	0.00
03/31/2010	8.73	0.17	1.10	1.27	(0.26)	0.00
03/31/2009	10.03	0.44	(0.96)	(0.52)	(0.43)	(0.35)
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)

PIMCO Moderate Duration Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.73	$0.14	$0.46	$0.60	$(0.15)	$0.00
03/31/2010	9.67	0.36	1.30	1.66	(0.42)	(0.18)
03/31/2009	10.34	0.47	(0.49)	(0.02)	(0.51)	(0.14)
03/31/2008	9.99	0.48	0.42	0.90	(0.49)	(0.06)
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
Class P
04/01/2010 - 09/30/2010+	10.73	0.13	0.47	0.60	(0.15)	0.00
12/31/2009 - 03/31/2010	10.48	0.06	0.26	0.32	(0.07)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.01% to 0.21%.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.10)	$10.20	2.43%	$554,134	0.50	%*	0.50	%*	1.44	%*	201%
(0.28)	10.06	11.59	518,316	0.50		0.50		2.44		112
(0.38)	9.28	(2.18)	356,284	0.50		0.50		3.94		112
(0.44)	9.87	7.86	286,922	0.51		0.50		4.59		50
(0.45)	9.58	5.26	329,947	0.50		0.50		4.65		147
(0.36)	9.54	1.74	452,372	0.50		0.50		3.59		93

(0.10)	10.20	2.37	10	0.60	*	0.60	*	1.42	*	201
(0.03)	10.06	1.18	10	0.60	*	0.60	*	1.10	*	598

(0.09)	10.20	2.30	14,692	0.75	*	0.75	*	1.20	*	201
(0.26)	10.06	11.31	13,973	0.75		0.75		1.34		598
(0.35)	9.28	(2.43)	998	0.75		0.75		3.69		112
(0.42)	9.87	7.60	881	0.76		0.75		4.33		50
(0.43)	9.58	4.99	892	0.75		0.75		4.40		147
(0.33)	9.54	1.49	1,133	0.75		0.75		3.32		93

$(0.09)	$9.97	3.29%	$212,576	0.50	%*	0.50	%*	1.64	%*	190%
(0.28)	9.74	14.93	195,265	0.51		0.50		2.60		555
(0.81)	8.73	(4.88)	114,884	1.20		0.50		4.95		143
(0.52)	10.03	7.88	151,405	0.54		0.50		4.73		105
(0.45)	9.80	5.09	125,522	0.50		0.50		4.56		101
(0.39)	9.76	2.12	146,721	0.50		0.50		3.61		46

(0.08)	9.97	3.16	684	0.75	*	0.75	*	1.40	*	190
(0.26)	9.74	14.64	471	0.76		0.75		1.82		555
(0.78)	8.73	(5.12)	33	1.45		0.75		4.72		143
(0.50)	10.03	7.60	24	0.79		0.75		4.54		105
(0.42)	9.80	4.83	25	0.75		0.75		4.32		101
(0.36)	9.76	1.89	23	0.75		0.75		3.33		46

$(0.15)	$11.18	5.66%	$2,277,979	0.46	%*	0.46	%*	2.48	%*	118%
(0.60)	10.73	17.48	2,034,711	0.47		0.46		3.51		844
(0.65)	9.67	(0.13)	1,589,238	0.54	(b)	0.46	(b)	4.78		302
(0.55)	10.34	9.32	1,593,066	0.45		0.45		4.77		151
(0.50)	9.99	5.64	1,581,290	0.45		0.45		4.60		238
(0.46)	9.94	1.92	1,845,829	0.45		0.45		4.30		208

(0.15)	11.18	5.60	11	0.56	*	0.56	*	2.37	*	118
(0.07)	10.73	3.01	10	0.56	*	0.56	*	2.27	*	844

Semiannual Report	September 30, 2010	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Money Market Fund
Institutional Class
04/01/2010 - 09/30/2010+	$1.00	$0.00	^	$0.00	$0.00	$0.00 ^	$0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.05		0.00	0.05	(0.05)	0.00
03/31/2007	1.00	0.05		0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03		0.00	0.03	(0.03)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	1.00	0.00	^	0.00	0.00	0.00 ^	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04		0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05		0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03		0.00	0.03	(0.03)	0.00

PIMCO Mortgage-Backed Securities Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.74	$0.17		$0.31	$0.48	$(0.16)	$0.00
03/31/2010	10.21	0.54		0.91	1.45	(0.49)	(0.43)
03/31/2009	10.88	0.71		(0.60)	0.11	(0.69)	(0.09)
03/31/2008	10.72	0.54		0.23	0.77	(0.54)	(0.07)
03/31/2007	10.47	0.51		0.26	0.77	(0.52)	0.00
03/31/2006	10.62	0.41		(0.13)	0.28	(0.43)	0.00
Class P
04/01/2010 - 09/30/2010+	10.74	0.16		0.32	0.48	(0.16)	0.00
03/31/2010	10.21	0.47		0.97	1.44	(0.48)	(0.43)
04/30/2008 - 03/31/2009	10.85	0.66		(0.57)	0.09	(0.64)	(0.09)
Administrative Class
04/01/2010 - 09/30/2010+	10.74	0.15		0.32	0.47	(0.15)	0.00
03/31/2010	10.21	0.54		0.88	1.42	(0.46)	(0.43)
03/31/2009	10.88	0.70		(0.61)	0.09	(0.67)	(0.09)
03/31/2008	10.72	0.52		0.22	0.74	(0.51)	(0.07)
03/31/2007	10.47	0.49		0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39		(0.14)	0.25	(0.40)	0.00
Class D
04/01/2010 - 09/30/2010+	10.74	0.15		0.31	0.46	(0.14)	0.00
03/31/2010	10.21	0.49		0.92	1.41	(0.45)	(0.43)
03/31/2009	10.88	0.68		(0.61)	0.07	(0.65)	(0.09)
03/31/2008	10.72	0.50		0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47		0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37		(0.13)	0.24	(0.39)	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$1.00	0.02%	$317,870	0.23	%*	0.32	%*	0.23	%*	0.32	%*	0.04	%*	N/A
0.00	1.00	0.10	171,696	0.32		0.34		0.32		0.34		0.06		N/A
(0.01)	1.00	1.48	246,822	0.34		0.34		0.34		0.34		1.42		N/A
(0.05)	1.00	4.69	217,989	0.32		0.32		0.32		0.32		4.54		N/A
(0.05)	1.00	5.03	173,050	0.32		0.32		0.32		0.32		4.95		N/A
(0.03)	1.00	3.48	125,508	0.32		0.32		0.32		0.32		3.40		N/A

0.00	1.00	0.02	38,554	0.23	*	0.57	*	0.23	*	0.57	*	0.04	*	N/A
0.00	1.00	0.09	38,358	0.32		0.59		0.32		0.59		0.05		N/A
(0.01)	1.00	1.26	13,778	0.51		0.59		0.51		0.59		0.81		N/A
(0.04)	1.00	4.42	6,891	0.57		0.57		0.57		0.57		4.36		N/A
(0.05)	1.00	4.77	3,168	0.57		0.57		0.57		0.57		4.56		N/A
(0.03)	1.00	3.23	19,114	0.57		0.57		0.57		0.57		2.96		N/A

$(0.16)	$11.06	4.50%	$244,720	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.04	%*	507%
(0.92)	10.74	14.59	242,791	0.56		0.56		0.50		0.50		5.11		1,035
(0.78)	10.21	1.17	442,478	1.60		1.60		0.50		0.50		6.80		1,093
(0.61)	10.88	7.35	490,553	1.20		1.20		0.50		0.50		5.06		630
(0.52)	10.72	7.51	266,617	0.50		0.50		0.50		0.50		4.84		780
(0.43)	10.47	2.65	357,590	0.50		0.50		0.50		0.50		3.86		711

(0.16)	11.06	4.44	32,043	0.60	*	0.60	*	0.60	*	0.60	*	2.93	*	507
(0.91)	10.74	14.49	27,825	0.62		0.62		0.60		0.60		4.42		1,035
(0.73)	10.21	0.97	10	1.81	*	1.81	*	0.60	*	0.60	*	6.96	*	1,093

(0.15)	11.06	4.37	74,813	0.75	*	0.75	*	0.75	*	0.75	*	2.81	*	507
(0.89)	10.74	14.31	73,797	0.84		0.84		0.75		0.75		5.09		1,035
(0.76)	10.21	0.92	201,935	1.89		1.89		0.75		0.75		6.73		1,093
(0.58)	10.88	7.09	159,298	1.50		1.50		0.75		0.75		4.79		630
(0.49)	10.72	7.24	22,295	0.75		0.75		0.75		0.75		4.65		780
(0.40)	10.47	2.39	12,339	0.75		0.75		0.75		0.75		3.67		711

(0.14)	11.06	4.29	120,966	0.90	*	0.90	*	0.90	*	0.90	*	2.64	*	507
(0.88)	10.74	14.14	123,426	0.96		0.96		0.90		0.90		4.67		1,035
(0.74)	10.21	0.77	196,793	2.02		2.02		0.90		0.90		6.51		1,093
(0.56)	10.88	6.93	162,990	1.55		1.55		0.90		0.90		4.65		630
(0.47)	10.72	7.08	123,684	0.90		0.90		0.90		0.90		4.47		780
(0.39)	10.47	2.24	101,762	0.90		0.90		0.90		0.90		3.51		711

Semiannual Report	September 30, 2010	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Short-Term Fund
Institutional Class
04/01/2010 - 09/30/2010+	$9.87	$0.05	$0.06	$0.11	$(0.05)	$0.00
03/31/2010	9.39	0.16	0.53	0.69	(0.18)	(0.03)
03/31/2009	9.81	0.38	(0.29)	0.09	(0.36)	(0.15)
03/31/2008	9.96	0.48	(0.12)	0.36	(0.48)	(0.03)
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
Class P
04/01/2010 - 09/30/2010+	9.87	0.04	0.06	0.10	(0.04)	0.00
03/31/2010	9.39	0.13	0.55	0.68	(0.17)	(0.03)
04/30/2008 - 03/31/2009	9.85	0.34	(0.33)	0.01	(0.32)	(0.15)
Administrative Class
04/01/2010 - 09/30/2010+	9.87	0.04	0.06	0.10	(0.04)	0.00
03/31/2010	9.39	0.15	0.51	0.66	(0.15)	(0.03)
03/31/2009	9.81	0.36	(0.29)	0.07	(0.34)	(0.15)
03/31/2008	9.96	0.46	(0.12)	0.34	(0.46)	(0.03)
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
Class D
04/01/2010 - 09/30/2010+	9.87	0.04	0.05	0.09	(0.03)	0.00
03/31/2010	9.39	0.13	0.53	0.66	(0.15)	(0.03)
03/31/2009	9.81	0.35	(0.28)	0.07	(0.34)	(0.15)
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00

PIMCO Unconstrained Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$11.01	$0.16	$0.28	$0.44	$(0.14)	$0.00
03/31/2010	10.17	0.39	1.07	1.46	(0.37)	(0.25)
06/30/2008 - 03/31/2009	10.00	0.22	0.11	0.33	(0.16)	0.00
Class P
04/01/2010 - 09/30/2010+	11.01	0.15	0.28	0.43	(0.13)	0.00
03/31/2010	10.17	0.37	1.08	1.45	(0.36)	(0.25)
06/30/2008 - 03/31/2009	10.00	0.21	0.11	0.32	(0.15)	0.00
Class D
04/01/2010 - 09/30/2010+	11.01	0.14	0.27	0.41	(0.11)	0.00
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.41	$0.09	$0.14	$0.23	$(0.08)	$0.00
03/31/2010	9.77	0.22	0.71	0.93	(0.25)	(0.04)
01/30/2009 - 03/31/2009	10.00	0.03	(0.23)	(0.20)	(0.03)	0.00
Class P
04/01/2010 - 09/30/2010+	10.41	0.08	0.14	0.22	(0.07)	0.00
09/10/2009 - 03/31/2010	10.32	0.10	0.15	0.25	(0.12)	(0.04)
Class D
04/01/2010 - 09/30/2010+	10.41	0.07	0.14	0.21	(0.06)	0.00
03/31/2010	9.77	0.19	0.70	0.89	(0.21)	(0.04)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

34	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.05)	$9.93	1.10%	$6,645,298	0.45	%*	0.45	%*	0.45	%*	0.45	%*	1.01	%*	54%
(0.21)	9.87	7.31	5,643,399	0.45		0.45		0.45		0.45		1.61		446
(0.51)	9.39	1.01	1,954,753	0.50		0.50		0.45		0.45		3.98		582
(0.51)	9.81	3.72	1,871,326	0.46		0.46		0.45		0.45		4.87		191
(0.49)	9.96	4.81	2,009,506	0.45		0.45		0.45		0.45		4.71		187
(0.35)	9.98	3.22	2,144,713	0.45		0.45		0.45		0.45		3.41		230

(0.04)	9.93	1.05	267,627	0.55	*	0.55	*	0.55	*	0.55	*	0.91	*	54
(0.20)	9.87	7.21	263,898	0.55		0.55		0.55		0.55		1.29		446
(0.47)	9.39	0.19	11,963	0.60	*	0.60	*	0.55	*	0.55	*	3.92	*	582

(0.04)	9.93	0.97	2,442,166	0.70	*	0.70	*	0.70	*	0.70	*	0.76	*	54
(0.18)	9.87	7.05	2,813,466	0.70		0.70		0.70		0.70		1.52		446
(0.49)	9.39	0.76	1,669,707	0.75		0.75		0.70		0.70		3.72		582
(0.49)	9.81	3.47	1,514,603	0.71		0.71		0.70		0.70		4.64		191
(0.47)	9.96	4.55	1,245,560	0.70		0.70		0.70		0.70		4.49		187
(0.32)	9.98	2.96	983,035	0.70		0.70		0.70		0.70		3.21		230

(0.03)	9.93	0.95	518,319	0.75	*	0.75	*	0.75	*	0.75	*	0.71	*	54
(0.18)	9.87	7.00	532,652	0.75		0.75		0.75		0.75		1.29		446
(0.49)	9.39	0.71	138,124	0.80		0.80		0.75		0.75		3.68		582
(0.48)	9.81	3.41	75,692	0.76		0.76		0.75		0.75		4.56		191
(0.46)	9.96	4.51	72,940	0.75		0.75		0.75		0.75		4.38		187
(0.32)	9.98	2.91	126,925	0.75		0.75		0.75		0.75		3.07		230

$(0.14)	$11.31	3.99%	$7,343,898	1.08	%*	1.08	%*	0.90	%*	0.90	%*	2.86	%*	618%
(0.62)	11.01	14.62	2,711,977	0.90		0.90		0.90		0.90		3.59		1,039
(0.16)	10.17	3.40	578,445	0.91	*	0.93	*	0.90	*	0.92	*	2.91	*	417

(0.13)	11.31	3.93	793,143	1.18	*	1.18	*	1.00	*	1.00	*	2.76	*	618
(0.61)	11.01	14.52	340,363	1.00		1.00		1.00		1.00		3.37		1,039
(0.15)	10.17	3.32	129	1.01	*	1.03	*	1.00	*	1.02	*	2.84	*	417

(0.11)	11.31	3.78	1,054,716	1.48	*	1.48	*	1.30	*	1.30	*	2.48	*	618
(0.57)	11.01	14.17	767,372	1.30		1.30		1.30		1.30		3.15		1,039
(0.13)	10.17	3.09	134,508	1.31	*	1.33	*	1.30	*	1.32	*	2.51	*	417

$(0.08)	$10.56	2.20%	$102,504	0.91	%*	0.91	%*	0.70	%*	0.70	%*	1.70	%*	277%
(0.29)	10.41	9.63	80,104	0.70		0.73		0.70		0.73		2.18		318
(0.03)	9.77	(2.02)	5,773	0.70	*	4.12	*	0.70	*	4.12	*	1.78	*	0

(0.07)	10.56	2.15	24,656	1.01	*	1.01	*	0.80	*	0.80	*	1.60	*	277
(0.16)	10.41	2.52	9,341	0.80	*	0.80	*	0.80	*	0.80	*	1.78	*	318

(0.06)	10.56	2.00	15,922	1.31	*	1.31	*	1.10	*	1.10	*	1.30	*	277
(0.25)	10.41	9.20	11,201	1.10		1.15		1.10		1.15		1.82		318
(0.02)	9.77	(2.08)	441	1.10	*	8.35	*	1.10	*	8.35	*	1.10	*	0

Semiannual Report	September 30, 2010	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO Global Advantage Strategy Bond Fund	PIMCO GNMA Fund	PIMCO Government Money Market Fund	PIMCO Income Fund

Assets:
Investments, at value	$516,384	$1,903,613	$3,104,813	$41,018	$3,828,040
Investments in Affiliates, at value	8,042	227,624	30,636	0	36,288
Repurchase agreements, at value	1,242	14,000	4,020	59,245	6,958
Cash	0	5,609	13	0	0
Deposits with counterparty	0	23	0	0	0
Foreign currency, at value	61	3,349	0	0	44,241
Receivable for investments sold	122	71,174	4,282,116	0	45,863
Receivable for investments sold on a delayed-delivery basis	4,750	0	0	0	0
Receivable for Fund shares sold	1,168	10,399	3,945	9	32,294
Interest and dividends receivable	366	20,849	4,527	26	24,030
Dividends receivable from Affiliates	1	73	95	0	8
Variation margin receivable	0	0	0	0	0
Swap premiums paid	11	2,548	3,820	0	169
Unrealized appreciation on foreign currency contracts	208	26,838	0	0	227
Unrealized appreciation on swap agreements	120	4,530	1,723	0	1,815
	532,475	2,290,629	7,435,708	100,298	4,019,933

Liabilities:
Payable for reverse repurchase agreements	$0	$21,186	$0	$0	$964,301
Payable for investments purchased	6,936	69,638	4,818,833	0	246,246
Payable for investments in Affiliates purchased	1	73	95	0	4,408
Payable for investments purchased on a delayed-delivery basis	65,532	39,077	0	0	135,609
Payable for short sales	0	40,507	926,221	0	0
Deposits from counterparty	1,190	11,571	5,411	0	2,880
Payable for Fund shares redeemed	12,546	428	8,913	76	1,311
Dividends payable	1	61	348	2	933
Overdraft due to custodian	0	0	0	0	11,887
Written options outstanding	589	5,725	0	0	0
Accrued related party fees	182	1,289	1,234	17	996
Variation margin payable	0	278	0	0	0
Swap premiums received	0	1,378	0	0	14,680
Unrealized depreciation on foreign currency contracts	89	16,949	0	0	12,236
Unrealized depreciation on swap agreements	0	220	1,312	0	4,010
Other liabilities	0	0	0	0	3
	87,066	208,380	5,762,367	95	1,399,500

Net Assets	$445,409	$2,082,249	$1,673,341	$100,203	$2,620,433

Net Assets Consist of:
Paid in capital	$396,310	$1,967,285	$1,577,280	$100,203	$2,472,580
Undistributed (overdistributed) net investment income	520	(11,637)	4,751	(11)	9,634
Accumulated undistributed net realized gain	2,587	32,170	64,351	11	21,724
Net unrealized appreciation	45,992	94,431	26,959	0	116,495
	$445,409	$2,082,249	$1,673,341	$100,203	$2,620,433

Net Assets:
Institutional Class	$443,769	$1,874,189	$500,601	NA	$2,087,082
Class M	NA	NA	NA	$98,434	NA
Class P	1,640	12,266	62,709	11	18,948
Administrative Class	NA	NA	NA	NA	708
Class D	NA	83,432	211,232	NA	271,623
Other Classes	NA	112,362	898,799	1,758	242,072

Shares Issued and Outstanding:
Institutional Class	45,821	159,582	41,483	NA	186,607
Class M	NA	NA	NA	98,433	NA
Class P	169	1,044	5,196	12	1,694
Administrative Class	NA	NA	NA	NA	63
Class D	NA	7,104	17,504	NA	24,286

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.68	$11.74	$12.07	NA	$11.19
Class M	NA	NA	NA	$1.00	NA
Class P	9.68	11.74	12.07	1.00	11.19
Administrative Class	NA	NA	NA	NA	11.19
Class D	NA	11.74	12.07	NA	11.19

Cost of Investments Owned	$470,574	$1,820,519	$3,079,321	$41,018	$3,697,484
Cost of Investments in Affiliates Owned	$8,042	$227,632	$30,636	$0	$36,288
Cost of Repurchase Agreements Owned	$1,242	$14,000	$4,020	$59,245	$6,958
Cost of Foreign Currency Held	$55	$3,358	$0	$0	$44,316
Proceeds Received on Short Sales	$0	$38,855	$926,791	$0	$0
Premiums Received on Written Options	$284	$3,664	$486	$0	$0

36	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund

$4,736,794	$1,286,724	$24,032,785	$709,379	$210,277	$2,371,108	$278,379
36,810	15,329	5,037,167	123,668	73,788	193,160	0
29,980	7,452	114,000	4,992	1,118	9,671	326,506
0	461	10,681	0	1	7,942	0
0	0	21	100	114	0	0
160	0	8,637	0	192	2,834	0
111,974	2,408	958,282	37,592	6,399	49,006	0
0	0	0	0	0	0	0
40,609	2,136	113,968	736	100	553	2,718
47,187	8,852	99,252	1,628	800	16,402	303
16	8	1,530	37	22	66	0
4	0	85	1	0	0	0
21,517	147	55,986	1	691	12,496	0
8,920	0	45,547	0	448	5,629	0
2,909	4,409	85,782	305	916	11,045	0
5,036,880	1,327,926	30,563,723	878,439	294,866	2,679,912	607,906

$130,120	$96,729	$53,090	$0	$0	$445	$0
89,818	29,615	8,426,878	278,939	79,719	346,395	0
4,716	8	371,630	3,137	22	8,066	0
254,112	75,804	0	0	0	0	0
58,420	0	0	23,640	0	11,818	0
23,098	5,600	116,849	320	260	18,862	0
3,062	3,033	43,303	643	30	761	9,597
133	408	5,320	152	26	942	2
11,264	0	0	0	0	0	0
5,249	313	60,294	1,151	859	6,374	0
1,764	638	10,237	233	87	843	135
0	0	32	0	1	76	0
92	385	23,713	1,362	150	2,467	0
8,014	0	112,780	0	438	4,341	0
3,896	5	1,655	26	14	530	0
0	0	20	0	0	2	0
593,758	212,538	9,225,801	309,603	81,606	401,922	9,734

$4,443,122	$1,115,388	$21,337,922	$568,836	$213,260	$2,277,990	$598,172

$3,877,935	$986,218	$20,665,624	$555,130	$209,002	$2,114,079	$598,173
(25,282)	(3,052)	(34,086)	(1,763)	(239)	(2,466)	(15)
150,508	67,623	312,394	7,248	474	73,594	14
439,961	64,599	393,990	8,221	4,023	92,783	0
$4,443,122	$1,115,388	$21,337,922	$568,836	$213,260	$2,277,990	$598,172

$4,438,177	$610,667	$13,287,484	$554,134	$212,576	$2,277,979	$317,870
NA	NA	NA	NA	NA	NA	NA
4,945	25,460	628,428	10	NA	11	NA
NA	164,275	1,075,258	14,692	684	NA	38,554
NA	NA	1,789,741	NA	NA	NA	NA
NA	314,986	4,557,011	NA	NA	NA	241,748

369,192	48,563	1,250,050	54,335	21,321	203,835	317,884
NA	NA	NA	NA	NA	NA	NA
411	2,025	59,121	1	NA	1	NA
NA	13,064	101,157	1,441	69	NA	38,555
NA	NA	168,373	NA	NA	NA	NA

$12.02	$12.57	$10.63	$10.20	$9.97	$11.18	$1.00
NA	NA	NA	NA	NA	NA	NA
12.02	12.57	10.63	10.20	NA	11.18	NA
NA	12.57	10.63	10.20	9.97	NA	1.00
NA	NA	10.63	NA	NA	NA	NA

$4,304,483	$1,228,601	$23,661,605	$701,820	$207,184	$2,293,815	$278,379
$36,813	$15,329	$5,037,347	$123,669	$73,774	$193,175	$0
$29,980	$7,452	$114,000	$4,992	$1,118	$9,671	$326,506
$159	$0	$8,605	$0	$191	$2,775	$0
$58,489	$0	$0	$23,589	$0	$11,795	$0
$3,147	$217	$52,405	$1,155	$659	$4,439	$0

Semiannual Report	September 30, 2010	37

Statements of Assets and Liabilities (Cont.)

September 30, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Mortgage- Backed Securities Fund	PIMCO Short-Term Fund	PIMCO Unconstrained Bond Fund	PIMCO Unconstrained Tax Managed Bond Fund

Assets:
Investments, at value	$958,785	$11,524,547	$14,762,759	$219,239
Investments in Affiliates, at value	30,067	312,768	656,682	0
Repurchase agreements, at value	2,391	26,000	97,300	3,190
Cash	1,109	24,048	57,798	14
Deposits with counterparty	0	0	30	11
Foreign currency, at value	0	2,533	9,209	406
Receivable for investments sold	601,457	22,505	12,725,355	67,476
Receivable for investments in Affiliates sold	0	13,700	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	111,002	0
Receivable for cross-currency swap exchanges	0	111,609	26,751	0
Receivable for Fund shares sold	623	32,882	154,962	868
Interest and dividends receivable	2,011	41,542	95,274	1,674
Dividends receivable from Affiliates	37	239	191	0
Variation margin receivable	0	0	1,529	21
Swap premiums paid	3,961	1,364	53,879	991
Unrealized appreciation on foreign currency contracts	0	2,405	20,358	262
Unrealized appreciation on swap agreements	3,799	6,111	26,169	454
Other assets	0	1	0	0
	1,604,240	12,122,254	28,799,248	294,606

Liabilities:
Payable for reverse repurchase agreements	$0	$7,116	$0	$0
Payable for investments purchased	797,740	273,341	10,824,390	22,760
Payable for investments in Affiliates purchased	37	239	48,191	0
Payable for short sales	142,467	0	5,575,962	51,470
Payable to counterparty	6,851	5,270	46,534	430
Payable for cross-currency swap exchanges	0	110,766	26,718	0
Payable for Fund shares redeemed	5,752	30,928	18,269	1,929
Dividends payable	208	793	2,490	63
Written options outstanding	0	12,315	26,025	186
Accrued related party fees	418	5,561	10,307	170
Variation margin payable	0	0	1,146	0
Swap premiums received	0	1,825	13,949	858
Unrealized depreciation on foreign currency contracts	0	33,173	62,256	938
Unrealized depreciation on swap agreements	955	3,279	63,348	1,715
Other liabilities	0	6	0	0
	954,428	484,612	16,719,585	80,519

Net Assets	$649,812	$11,637,642	$12,079,663	$214,087

Net Assets Consist of:
Paid in capital	$625,423	$11,543,831	$11,669,951	$209,619
Undistributed net investment income	5,843	17,498	28,085	270
Accumulated undistributed net realized gain (loss)	14,231	43,447	(87,257)	(1,735)
Net unrealized appreciation	4,315	32,866	468,884	5,933
	$649,812	$11,637,642	$12,079,663	$214,087

Net Assets:
Institutional Class	$244,720	$6,645,298	$7,343,898	$102,504
Class P	32,043	267,627	793,143	24,656
Administrative Class	74,813	2,442,166	NA	NA
Class D	120,966	518,319	1,054,716	15,922
Other Classes	177,270	1,764,232	2,887,906	71,005

Shares Issued and Outstanding:
Institutional Class	22,123	669,397	649,552	9,706
Class P	2,897	26,959	70,151	2,335
Administrative Class	6,763	246,001	NA	NA
Class D	10,936	52,212	93,287	1,508

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.06	$9.93	$11.31	$10.56
Class P	11.06	9.93	11.31	10.56
Administrative Class	11.06	9.93	NA	NA
Class D	11.06	9.93	11.31	10.56

Cost of Investments Owned	$956,997	$11,470,222	$14,202,387	$211,547
Cost of Investments in Affiliates Owned	$30,068	$312,780	$656,684	$0
Cost of Repurchase Agreements Owned	$2,391	$26,000	$97,300	$3,190
Cost of Foreign Currency Held	$0	$2,510	$9,094	$386
Proceeds Received on Short Sales	$142,113	$0	$5,582,429	$51,736
Premiums Received on Written Options	$37	$18,700	$23,594	$267

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Extended Duration Fund	PIMCO Global Advantage Strategy Bond Fund	PIMCO GNMA Fund	PIMCO Government Money Market Fund

Investment Income:
Interest	$8,407	$29,440	$18,712	$105
Dividends from Affiliate investments	11	484	548	0
Total Income	8,418	29,924	19,260	105

Expenses:
Investment advisory fees	483	3,758	1,878	51
Supervisory and administrative fees	483	3,055	2,849	27
Distribution and/or servicing fees - Other Classes	0	210	2,124	1
Trustees’ fees	1	3	3	0
Interest expense	9	25	14	0
Miscellaneous expense	0	60	5	2
Total Expenses	976	7,111	6,873	81
Waiver and/or Reimbursement by Manager	0	0	0	(2)
Net Expenses	976	7,111	6,873	79

Net Investment Income	7,442	22,813	12,387	26

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	36,474	12,477	41,773	7
Net realized gain on Affiliate investments	7	146	172	0
Net realized gain (loss) on futures contracts, written options and swaps	1,327	9,955	(572)	0
Net realized gain on foreign currency transactions	133	9,369	0	0
Net change in unrealized appreciation on investments	64,602	81,065	13,260	0
Net change in unrealized (depreciation) on Affiliate investments	0	(7)	0	0
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(599)	(3,766)	(2,112)	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(16)	4,641	0	0
Net Gain	101,928	113,880	52,521	7

Net Increase in Net Assets Resulting from Operations	$109,370	$136,693	$64,908	$33

Semiannual Report	September 30, 2010	39

Statements of Operations (Cont.)

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Income Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II

Investment Income:
Interest, net of foreign taxes*	$47,907	$104,659	$25,376	$213,097	$5,239
Dividends	180	512	0	2,996	34
Dividends from Affiliate investments	45	83	42	7,021	198
Miscellaneous income	1	0	0	2	0
Total Income	48,133	105,254	25,418	223,116	5,471

Expenses:
Investment advisory fees	1,607	4,956	1,335	25,185	703
Supervisory and administrative fees	1,577	4,957	1,700	26,751	703
Distribution and/or servicing fees - Administrative Class	1	0	157	1,273	18
Distribution and/or servicing fees - Other Classes	374	0	593	7,063	0
Trustees’ fees	0	8	3	37	1
Interest expense	453	225	97	56	0
Reimbursement to Manager	0	0	0	0	0
Miscellaneous expense	32	19	9	66	2
Total Expenses	4,044	10,165	3,894	60,431	1,427
Waiver and/or Reimbursement by Manager	(321)	0	0	0	0
Net Expenses	3,723	10,165	3,894	60,431	1,427

Net Investment Income	44,410	95,089	21,524	162,685	4,044

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	24,473	126,244	75,159	127,410	4,068
Net realized gain on Affiliate investments	9	43	12	1,073	28
Net realized gain (loss) on futures contracts, written options and swaps	4,548	44,207	15,000	81,167	3,233
Net realized gain (loss) on foreign currency transactions	(1,900)	7,037	0	(5,718)	0
Net change in unrealized appreciation on investments	108,469	314,398	109,171	277,554	3,586
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(3)	0	103	10
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	288	(25,589)	(6,522)	(25,337)	(1,523)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,108)	(5,357)	0	(74,977)	0
Net Gain	123,779	460,980	192,820	381,275	9,402

Net Increase in Net Assets Resulting from Operations	$168,189	$556,069	$214,344	$543,960	$13,446

* Foreign tax withholdings	$0	$0	$0	$20	$0

40	PIMCO Funds	Bond Funds	See Accompanying Notes

PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Short-Term Fund	PIMCO Unconstrained Bond Fund	PIMCO Unconstrained Tax Managed Bond Fund

$2,073	$29,520	$924	$11,481	$81,387	$173,978	$2,386
2	1,478	0	0	385	1,022	33
103	560	0	183	2,046	765	0
0	1	0	0	5	3	0
2,178	31,559	924	11,664	83,823	175,768	2,419

254	2,676	394	822	14,353	26,645	370
254	2,248	846	1,220	13,316	17,179	351
1	0	49	95	3,028	0	0
0	0	255	428	2,759	5,531	120
0	4	1	1	22	12	0
0	24	0	13	0	8,114	191
0	0	16	0	0	0	0
1	8	2	2	48	18	5
510	4,960	1,563	2,581	33,526	57,499	1,037
0	0	(779)	0	(3)	0	0
510	4,960	784	2,581	33,523	57,499	1,037

1,668	26,599	140	9,083	50,300	118,269	1,382

2,413	9,554	14	14,222	29,173	(4,359)	(1,291)
13	38	0	78	388	102	0
1,277	52,214	0	1,526	11,273	(92,784)	(823)
14	(716)	0	0	(8,278)	13,410	285
1,598	40,912	0	5,632	69,198	429,217	6,663
15	43	0	(1)	1	13	0
(277)	(12,065)	0	(2,649)	(2,323)	(69,241)	(1,576)
(121)	518	0	0	(32,699)	(49,545)	(668)
4,932	90,498	14	18,808	66,733	226,813	2,590

$6,600	$117,097	$154	$27,891	$117,033	$345,082	$3,972

$0	$2	$0	$0	$5	$0	$0

Semiannual Report	September 30, 2010	41

Statements of Changes in Net Assets

	PIMCO Extended Duration Fund		PIMCO Global Advantage Strategy Bond Fund		PIMCO GNMA Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,442	$8,886	$22,813	$14,747	$12,387	$32,900
Net realized gain (loss)	37,934	(29,824)	31,801	1,007	41,201	56,852
Net realized gain on Affiliate investments	7	8	146	7	172	65
Net change in unrealized appreciation (depreciation)	63,987	(18,117)	81,940	12,438	11,148	14,413
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(7)	(1)	0	0
Net increase (decrease) resulting from operations	109,370	(39,047)	136,693	28,198	64,908	104,230

Distributions to Shareholders:
From net investment income
Institutional Class	(7,203)	(8,967)	(21,248)	(13,345)	(4,978)	(15,202)
Class M	0	0	0	0	0	0
Class P	(20)	(38)	(153)	(49)	(490)	(787)
Administrative Class	0	0	0	0	0	0
Class D	0	0	(805)	(651)	(1,452)	(4,923)
Other Classes	0	0	(1,021)	(923)	(5,686)	(17,149)
From net realized capital gains
Institutional Class	0	(51,797)	0	(9,742)	0	(12,938)
Class M	0	0	0	0	0	0
Class P	0	(222)	0	(45)	0	(1,027)
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	(909)	0	(5,305)
Other Classes	0	0	0	(1,094)	0	(17,733)

Total Distributions	(7,223)	(61,024)	(23,227)	(26,758)	(12,606)	(75,064)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	104,491	193,609	381,088	1,583,636	179,009	320,556
Class M	0	0	0	0	0	0
Class P	539	122	8,015	12,286	28,364	56,254
Administrative Class	0	0	0	0	0	0
Class D	0	0	21,158	83,092	111,764	172,255
Other Classes	0	0	28,616	106,114	295,404	517,658
Issued as reinvestment of distributions
Institutional Class	7,192	60,754	21,006	23,007	4,558	26,173
Class M	0	0	0	0	0	0
Class P	17	251	58	60	138	311
Administrative Class	0	0	0	0	0	0
Class D	0	0	767	1,502	1,335	9,718
Other Classes	0	0	860	1,547	4,521	26,909
Cost of shares redeemed
Institutional Class	(94,027)	(25,498)	(212,819)	(30,292)	(135,812)	(296,846)
Class M	0	0	0	0	0	0
Class P	(84)	(47)	(7,706)	(1,124)	(6,783)	(17,638)
Administrative Class	0	0	0	0	0	0
Class D	0	0	(15,567)	(11,808)	(39,971)	(192,310)
Other Classes	0	0	(20,056)	(13,350)	(167,040)	(349,994)
Net increase (decrease) resulting from Fund share transactions	18,128	229,191	205,420	1,754,670	275,487	273,046

Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	120,275	129,120	318,886	1,756,110	327,789	302,212

Net Assets:
Beginning of period	325,134	196,014	1,763,363	7,253	1,345,552	1,043,340
End of period*	$445,409	$325,134	$2,082,249	$1,763,363	$1,673,341	$1,345,552

*Including undistributed (overdistributed) net investment income of:	$520	$301	$(11,637)	$(11,223)	$4,751	$4,970

42	PIMCO Funds	Bond Funds	See Accompanying Notes

PIMCO Government Money Market Fund		PIMCO Income Fund		PIMCO Long Duration Total Return Fund		PIMCO Long-Term U.S. Government Fund		PIMCO Low Duration Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$26	$56	$44,410	$26,901	$95,089	$161,001	$21,524	$53,652	$162,685	$346,258
7	56	27,121	4,495	177,488	(3,259)	90,159	27,689	202,859	275,543
0	0	9	5	43	38	12	13	1,073	40
0	0	96,649	62,588	283,452	241,179	102,649	(50,507)	177,240	1,178,570
0	0	0	0	(3)	0	0	0	103	(331)
33	112	168,189	93,989	556,069	398,959	214,344	30,847	543,960	1,800,080

0	0	(30,875)	(25,414)	(110,328)	(171,871)	(15,999)	(43,278)	(120,073)	(270,193)
(33)	(112)	0	0	0	0	0	0	0	0
0	0	(303)	(118)	(92)	(89)	(385)	(275)	(4,783)	(6,111)
0	0	(14)	(5)	0	0	(2,426)	(3,968)	(8,379)	(19,077)
0	0	(2,871)	(546)	0	0	0	0	(12,903)	(19,245)
0	0	(3,429)	(2,691)	0	0	(4,884)	(10,311)	(30,576)	(66,920)

0	0	0	0	0	(111,351)	0	(53,156)	0	(8,776)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	(83)	0	(359)	0	(242)
0	0	0	0	0	0	0	(3,874)	0	(692)
0	0	0	0	0	0	0	0	0	(823)
0	0	0	0	0	0	0	(12,439)	0	(2,815)

(33)	(112)	(37,492)	(28,774)	(110,420)	(283,394)	(23,694)	(127,660)	(176,714)	(394,894)

0	0	1,578,171	69,405	1,144,652	1,661,502	365,860	1,016,572	4,593,226	7,524,266
43,234	138,554	0	0	0	0	0	0	0	0
59	10	17,566	4,416	2,107	1,827	31,946	15,196	342,817	656,511
0	0	560	348	0	0	80,383	52,209	311,772	649,820
0	0	256,992	14,986	0	0	0	0	654,019	1,136,930
2,898	1,696	177,278	57,579	0	0	99,749	116,057	1,405,322	3,038,934

0	0	29,108	24,775	109,583	280,984	14,981	93,786	104,097	250,665
31	82	0	0	0	0	0	0	0	0
0	0	65	2	27	37	202	118	1,984	1,834
0	0	13	5	0	0	2,364	7,608	7,965	19,576
0	0	2,482	421	0	0	0	0	11,710	18,390
0	0	1,950	1,210	0	0	3,852	17,786	24,798	56,160

0	0	(44,347)	(12,192)	(1,237,724)	(513,201)	(1,074,410)	(433,964)	(3,652,703)	(3,639,986)
(52,879)	(83,749)	0	0	0	0	0	0	0	0
(58)	0	(4,136)	(275)	(84)	(255)	(20,401)	(4,217)	(182,084)	(222,887)
0	0	(171)	(114)	0	0	(28,637)	(73,816)	(189,155)	(292,472)
0	0	(15,585)	(4,716)	0	0	0	0	(271,371)	(338,717)
(1,682)	(1,154)	(25,289)	(12,512)	0	0	(68,002)	(159,919)	(984,113)	(1,473,188)
(8,397)	55,439	1,974,657	143,338	18,561	1,430,894	(592,113)	647,416	2,178,284	7,385,836

0	0	0	1	0	0	0	9	0	0

(8,397)	55,439	2,105,354	208,554	464,210	1,546,459	(401,463)	550,612	2,545,530	8,791,022

108,600	53,161	515,079	306,525	3,978,912	2,432,453	1,516,851	966,239	18,792,392	10,001,370
$100,203	$108,600	$2,620,433	$515,079	$4,443,122	$3,978,912	$1,115,388	$1,516,851	$21,337,922	$18,792,392

$(11)	$(4)	$9,634	$2,716	$(25,282)	$(9,951)	$(3,052)	$(882)	$(34,086)	$(20,057)

Semiannual Report	September 30, 2010	43

Statements of Changes in Net Assets (Cont.)

	PIMCO Low Duration Fund II		PIMCO Low Duration Fund III		PIMCO Moderate Duration Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,044	$10,465	$1,668	$4,232	$26,599	$62,883
Net realized gain (loss)	7,301	10,384	3,704	(1,185)	61,052	68,542
Net realized gain (loss) on Affiliate investments	28	20	13	(2)	38	(31)
Net change in unrealized appreciation	2,063	22,555	1,200	16,867	29,365	151,774
Net change in unrealized appreciation (depreciation) on Affiliate investments	10	(19)	15	(1)	43	(58)
Net increase resulting from operations	13,446	43,405	6,600	19,911	117,097	283,110

Distributions to Shareholders:
From net investment income
Institutional Class	(5,597)	(11,727)	(1,830)	(4,484)	(30,168)	(71,000)
Class P	0	0	0	0	0	0
Administrative Class	(128)	(62)	(5)	(3)	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(31,672)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(5,725)	(11,789)	(1,835)	(4,487)	(30,168)	(102,672)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	118,876	368,227	28,209	114,081	280,165	769,214
Class P	0	10	0	0	0	10
Administrative Class	458	16,701	210	518	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	4,718	9,489	1,715	3,768	25,143	89,449
Class P	0	0	0	0	0	0
Administrative Class	125	59	3	3	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(95,302)	(247,155)	(17,363)	(52,882)	(148,968)	(593,628)
Class P	0	0	0	0	0	0
Administrative Class	(59)	(3,930)	(15)	(93)	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	28,816	143,401	12,759	65,395	156,340	265,045

Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	36,537	175,017	17,524	80,819	243,269	445,483

Net Assets:
Beginning of period	532,299	357,282	195,736	114,917	2,034,721	1,589,238
End of period*	$568,836	$532,299	$213,260	$195,736	$2,277,990	$2,034,721

*Including undistributed (overdistributed) net investment income of:	$(1,763)	$(82)	$(239)	$(72)	$(2,466)	$1,103

44	PIMCO Funds	Bond Funds	See Accompanying Notes

PIMCO Money Market Fund		PIMCO Mortgage- Backed Securities Fund		PIMCO Short-Term Fund		PIMCO Unconstrained Bond Fund		PIMCO Unconstrained Tax Managed Bond Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$140	$262	$9,083	$41,636	$50,300	$119,385	$118,269	$88,748	$1,382	$990
14	212	15,748	21,759	32,168	57,148	(83,733)	61,945	(1,829)	424
0	0	78	9	388	227	102	265	0	0
0	0	2,983	55,438	34,176	265,988	310,431	150,499	4,419	1,536
0	0	(1)	0	1	(50)	13	(51)	0	0
154	474	27,891	118,842	117,033	442,698	345,082	301,406	3,972	2,950

(86)	(204)	(3,628)	(18,305)	(31,483)	(62,325)	(61,134)	(45,886)	(754)	(662)
0	0	(424)	(493)	(1,176)	(1,745)	(6,718)	(2,598)	(128)	(26)
(9)	(17)	(1,012)	(5,677)	(8,770)	(32,687)	0	0	0	0
0	0	(1,565)	(7,797)	(1,767)	(4,105)	(9,235)	(11,210)	(67)	(107)
(59)	(250)	(2,056)	(6,396)	(5,230)	(14,099)	(20,784)	(18,965)	(216)	(194)

0	0	0	(13,505)	0	(12,699)	0	(38,547)	0	(172)
0	0	0	(472)	0	(497)	0	(3,092)	0	(6)
0	0	0	(3,228)	0	(6,273)	0	0	0	0
0	0	0	(7,205)	0	(1,104)	0	(10,997)	0	(37)
0	0	0	(6,282)	0	(4,327)	0	(21,457)	0	(62)

0	(2)	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(2)	0	0	0	0	0	0	0	0

(154)	(475)	(8,685)	(69,360)	(48,426)	(139,861)	(97,871)	(152,752)	(1,165)	(1,266)

405,233	182,124	67,395	177,397	4,211,280	6,946,412	4,906,856	2,234,637	48,158	82,494
0	0	10,539	36,236	138,839	377,478	526,348	362,203	17,428	9,633
9,121	52,737	15,165	44,531	682,669	1,889,493	0	0	0	0
0	0	32,570	62,804	182,436	539,268	421,377	757,499	8,383	14,932
155,973	237,390	28,495	165,257	497,891	2,090,359	1,448,306	1,565,041	38,269	38,168

77	229	3,304	28,319	28,376	69,518	57,297	77,912	572	788
0	0	83	171	802	1,121	2,671	2,059	27	1
9	17	1,005	8,855	8,385	38,125	0	0	0	0
0	0	1,403	14,062	1,633	4,816	8,376	20,532	63	142
54	226	1,606	9,456	4,375	14,855	17,049	32,548	151	194

(259,134)	(257,483)	(75,969)	(428,389)	(3,275,701)	(3,473,310)	(473,449)	(263,827)	(27,813)	(9,992)
0	0	(7,261)	(9,229)	(137,550)	(130,586)	(93,046)	(26,604)	(2,422)	(321)
(8,935)	(28,172)	(17,417)	(189,415)	(1,077,436)	(880,900)	0	0	0	0
0	0	(40,069)	(159,521)	(201,470)	(161,146)	(167,103)	(167,918)	(3,915)	(4,538)
(162,976)	(381,654)	(41,255)	(133,066)	(620,073)	(796,405)	(284,285)	(242,786)	(5,607)	(2,971)
139,422	(194,586)	(20,406)	(372,532)	444,456	6,529,098	6,370,397	4,351,296	73,294	128,530

0	0	0	1	0	0	0	9	0	0

139,422	(194,587)	(1,200)	(323,049)	513,063	6,831,935	6,617,608	4,499,959	76,101	130,214

458,750	653,337	651,012	974,061	11,124,579	4,292,644	5,462,055	962,096	137,986	7,772
$598,172	$458,750	$649,812	$651,012	$11,637,642	$11,124,579	$12,079,663	$5,462,055	$214,087	$137,986

$(15)	$(1)	$5,843	$5,445	$17,498	$15,624	$28,085	$7,687	$270	$53

Semiannual Report	September 30, 2010	45

Statement of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Income Fund

Increase in Cash and Foreign Currency from:

Cash flows used for operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$168,642

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(5,146,696)
Proceeds from sales of long-term securities	2,092,594
Proceeds from sales of short-term portfolio investments, net	(47,701)
Decrease in deposits with counterparty	84
Increase in receivable for investments sold	(44,113)
Increase in interest and dividends receivable	(20,280)
Decrease in swap premiums paid	5,980
Decrease in other assets	3
Increase in payable for investments purchased	370,181
Increase in accrued related party fees	772
Decrease in recoupment payable to manager	(18)
Increase in other liabilities	2
Payment from currency transactions	(1,967)
Change in unrealized appreciation on investments	(96,649)
Net realized gain on investments	(27,130)
Net amortization on investments	(2,714)
Net cash used for operating activities	(2,749,010)

Cash flows received from financing activities:
Proceeds from shares sold	1,999,355
Payment on shares redeemed	(88,512)
Cash dividend paid*	(3,304)
Net borrowing of reverse repurchase agreements	875,278
Interest expense paid	(453)
Increase in overdraft due to custodian	11,887
Decrease in payable to counterparty	(2,960)
Net cash received from financing activities	2,791,291

Net Increase in Cash and Foreign Currency	42,281

Cash and Foreign Currency:
Beginning of period	1,960
End of period	$44,241

* Reinvestment of dividends	$33,618

46	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments  PIMCO Extended Duration Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.6%

BANKING & FINANCE 1.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$900	$1,109

American International Group, Inc.
8.250% due 08/15/2018	2,300	2,691

Goldman Sachs Group, Inc.
0.604% due 02/06/2012	20	20

Royal Bank of Scotland Group PLC
1.406% due 04/23/2012	1,000	1,009

		4,829

INDUSTRIALS 0.2%

Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018	700	822

Georgia-Pacific LLC
7.750% due 11/15/2029	30	32

		854

UTILITIES 0.3%

EDF S.A.
6.950% due 01/26/2039	1,100	1,440

Total Corporate Bonds & Notes (Cost $6,043)		7,123

MUNICIPAL BONDS & NOTES 0.4%

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	789

NEVADA 0.1%

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	331

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	400	435

OHIO 0.0%

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	127

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	74

		201

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	78

Total Municipal Bonds & Notes (Cost $1,690)		1,837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.8%

Fannie Mae
0.000% due 05/15/2030 -11/15/2030	$450	$195
4.000% due 02/25/2019	100	109
5.000% due 08/25/2033	43	46
5.500% due 04/25/2033 -06/25/2037	395	433
6.000% due 12/25/2034	142	163

Federal Farm Credit Bank
5.750% due 12/07/2028	80	97

Financing Corp.
0.000% due 09/26/2019	200	154

Freddie Mac
0.000% due 01/15/2031 -07/15/2031	500	205
0.657% due 01/15/2033	1	1
5.000% due 07/15/2033	107	109
5.500% due 02/15/2024	43	51
6.000% due 06/15/2035	229	261
8.250% due 06/01/2016	30	38

Ginnie Mae
5.500% due 10/20/2037	117	128

Israel Government AID Bond
0.000% due 05/15/2021 -05/15/2023	5,900	3,816
5.500% due 09/18/2023	300	371

Residual Funding Strip
0.000% due 01/15/2030 -04/15/2030	25,600	12,068

Resolution Funding Corp. Interest Strip
0.000% due 04/15/2020 -04/15/2029	12,291	7,537

Small Business Administration
5.290% due 12/01/2027	469	524

Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,361
4.875% due 01/15/2048	100	112
5.500% due 06/15/2038	2,200	2,664

Total U.S. Government Agencies (Cost $26,479)		30,443

U.S. TREASURY OBLIGATIONS 104.9%

Treasury Inflation Protected Securities (a)
2.125% due 02/15/2040	707	789
2.375% due 01/15/2025	520	599
2.500% due 01/15/2029	1,574	1,858
3.375% due 04/15/2032	123	166

U.S. Treasury Bonds
8.000% due 11/15/2021	4,500	6,788

U.S. Treasury Strips
0.000% due 02/15/2027	9,400	5,247
0.000% due 11/15/2027	24,500	13,164
0.000% due 02/15/2028	12,100	6,417
0.000% due 05/15/2030	202,100	98,984
0.000% due 02/15/2031	25,500	12,042
0.000% due 05/15/2032	47,700	20,693
0.000% due 02/15/2036	56,200	20,843
0.000% due 05/15/2036	65,000	23,373
0.000% due 02/15/2037	10,200	3,626
0.000% due 02/15/2038	48,700	16,801
0.000% due 05/15/2038	108,800	37,112
0.000% due 05/15/2039	99,000	31,919
0.000% due 08/15/2039	154,400	49,180
0.000% due 11/15/2039	166,600	52,408
0.000% due 02/15/2040 (c)(e)	209,700	65,409

Total U.S. Treasury Obligations (Cost $426,891)		467,418

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.6%

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035		$24	$23

Citigroup Mortgage Loan Trust, Inc.
2.650% due 10/25/2035		599	508

Countrywide Alternative Loan Trust
0.467% due 07/20/2046		1,885	870

Countrywide Home Loan Mortgage Pass-Through Trust
5.890% due 09/25/2047		1,026	778

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033		3	3

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,300	1,373

Harborview Mortgage Loan Trust
0.448% due 07/21/2036		857	493

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046		1,625	938

JPMorgan Chase Commercial Mortgage Securities Corp.
5.932% due 02/12/2049		20	22

JPMorgan Mortgage Trust
3.279% due 07/25/2035		513	502

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037		56	55

WaMu Mortgage Pass-Through Certificates
1.100% due 01/25/2047		6	4
1.190% due 12/25/2046		2,468	1,496
3.253% due 10/25/2046		18	13

Total Mortgage-Backed Securities (Cost $7,183)			7,078

ASSET-BACKED SECURITIES 0.0%

Bear Stearns Asset-Backed Securities Trust
3.504% due 07/25/2036		13	9

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		30	28

Total Asset-Backed Securities (Cost $43)			37

SOVEREIGN ISSUES 0.5%

Province of Ontario Canada
4.400% due 04/14/2020		1,600	1,774
4.600% due 06/02/2039	CAD	400	414

Total Sovereign Issues (Cost $1,985)			2,188

SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.3%

Deutsche Bank AG
0.320% due 10/01/2010		$100	100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $102. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		1,142	1,142
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,166. Repurchase proceeds are $1,142.)

			1,242

U.S. TREASURY BILLS 0.1%
0.191% due 01/13/2011 (c)		260	260

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments  PIMCO Extended Duration Fund   (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.8%
802,762	$8,042

Total Short-Term Instruments (Cost $9,544)	9,544

Total Investments 118.0% (Cost $479,858)	$525,668

Written Options (g) (0.1%) (Premiums $284)	(589)

Other Assets and Liabilities (Net) (17.9%)	(79,670)

Net Assets 100.0%	$445,409

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $530 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $12,693 at a weighted average interest rate of 0.192%. On September 30, 2010, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $301 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	188	$242

(f)	Swap agreements outstanding on September 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	1,800	$131	$11	$120

(g)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	3,800	$22	$223
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		3,800	28	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,200	31	305
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,200	39	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		5,700	30	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		6,800	43	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		3,200	10	14
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		3,200	13	4
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		5,900	38	0

								$254	$546

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	. Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$30	$43

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	72	$113,600	$840
Sales	340	42,200	841
Closing Buys	(412)	(108,000)	(1,389)
Expirations	0	0	0
Exercised	0	(1,600)	(8)

Balance at 09/30/2010	0	$46,200	$284

48	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	12	11/2010	DUB	$0	$0	$0
Sell		421	11/2010	MSC	0	(9)	(9)
Sell		32	11/2010	RBC	0	0	0
Sell		5	11/2010	RBS	0	0	0
Buy	CNY	405	11/2010	BCLY	0	0	0
Buy		663	11/2010	CITI	0	0	0
Buy		1,705	11/2010	DUB	0	(2)	(2)
Buy		675	11/2010	MSC	0	(1)	(1)
Buy		399	01/2011	BOA	0	0	0
Buy		664	01/2011	MSC	0	0	0
Buy		4,686	04/2011	BCLY	2	0	2
Buy		668	04/2011	CITI	1	0	1
Buy		4,184	04/2011	HSBC	1	0	1
Buy		2,239	04/2011	MSC	1	0	1
Buy		5,619	04/2011	RBS	3	0	3
Sell	EUR	1,065	10/2010	UBS	0	(77)	(77)
Buy		1,031	11/2010	DUB	85	0	85
Buy	KRW	238,200	11/2010	BCLY	12	0	12
Buy		234,680	11/2010	CITI	11	0	11
Buy		106,870	11/2010	RBS	6	0	6
Buy	MXN	12,460	02/2011	BCLY	5	0	5
Buy	MYR	944	10/2010	BCLY	29	0	29
Sell		240	10/2010	BCLY	0	0	0
Buy		137	10/2010	BOA	5	0	5
Buy		421	10/2010	CITI	13	0	13
Buy		97	10/2010	DUB	2	0	2
Buy		240	02/2011	BCLY	0	0	0
Buy	PHP	2,575	11/2010	BCLY	3	0	3
Buy		8,315	11/2010	CITI	9	0	9
Buy		2,460	11/2010	DUB	3	0	3
Buy	SGD	620	03/2011	BOA	10	0	10
Buy		158	03/2011	DUB	2	0	2
Buy		130	03/2011	JPM	2	0	2
Buy		150	03/2011	RBS	3	0	3

					$208	$(89)	$119

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$4,829	$0	$4,829
Industrials	0	854	0	854
Utilities	0	1,440	0	1,440
Municipal Bonds & Notes
Connecticut	0	789	0	789
Nevada	0	331	0	331
North Carolina	0	435	0	435
Ohio	0	201	0	201
Puerto Rico	0	3	0	3
West Virginia	0	78	0	78
U.S. Government Agencies	0	30,443	0	30,443
U.S. Treasury Obligations	0	467,418	0	467,418
Mortgage-Backed Securities	0	7,078	0	7,078
Asset-Backed Securities	0	37	0	37
Sovereign Issues	0	2,188	0	2,188

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$1,242	$0	$1,242
U.S. Treasury Bills	0	260	0	260
PIMCO Short-Term Floating NAV Portfolio	8,042	0	0	8,042
Investments, at value	$8,042	$517,626	$0	$525,668

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	208	0	208
Interest Rate Contracts	242	120	0	362
	$242	$328	$0	$570

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(89)	0	(89)
Interest Rate Contracts	0	(546)	(43)	(589)
	$0	$(635)	$(43)	$(678)

Totals	$8,284	$517,319	$(43)	$525,560

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(31)	$0	$0	$(12)	$0	$0	$(43)	$(12)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on foreign currency contracts	0	208	0	0	0	208
Unrealized appreciation on swap agreements	120	0	0	0	0	120

	$120	$208	$0	$0	$0	$328

Liabilities:
Written options outstanding	$589	$0	$0	$0	$0	$589
Unrealized depreciation on foreign currency contracts	0	89	0	0	0	89

	$589	$89	$0	$0	$0	$678

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,327	$0	$0	$0	$0	$1,327
Net realized gain on foreign currency transactions	0	141	0	0	0	141

	$1,327	$141	$0	$0	$0	$1,468

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(599)	$0	$0	$0	$0	$(599)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(20)	0	0	0	(20)

	$(599)	$(20)	$0	$0	$0	$(619)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $242 as reported in the Notes to Schedule of Investments.

50	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.8%

CORPORATE BONDS & NOTES 0.8%

Commonwealth Bank of Australia
3.500% due 03/19/2015		$4,000	$4,205
5.000% due 03/19/2020		4,000	4,384

Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		3,400	4,202

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (a)		2,900	2,897

			15,688

SOVEREIGN ISSUES 0.0%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	196

Total Australia (Cost $14,873)			15,884

BAHRAIN 0.2%

SOVEREIGN ISSUES 0.2%

Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,205

Total Bahrain (Cost $3,916)			4,205

BERMUDA 0.6%

CORPORATE BONDS & NOTES 0.6%

Noble Group Ltd.
6.750% due 01/29/2020		$11,700	12,643

Total Bermuda (Cost $12,211)			12,643

BRAZIL 6.9%

CORPORATE BONDS & NOTES 2.6%

Banco do Brasil S.A.
4.500% due 01/22/2015		$1,600	1,686
6.000% due 01/22/2020		10,180	11,402

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		8,000	9,480

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,994	3,192

Gerdau Holdings, Inc.
7.000% due 01/20/2020		8,600	9,654

GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,700	4,139

Petrobras International Finance Co.
7.875% due 03/15/2019		11,250	14,084

Vale Overseas Ltd.
6.250% due 01/11/2016		30	34
6.875% due 11/21/2036		630	721

			54,392

SOVEREIGN ISSUES 4.3%

Brazil Government International Bond
6.000% due 01/17/2017		60	70

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	61,910	35,926
10.000% due 01/01/2017		92,156	50,380

Brazilian Government International Bond
4.875% due 01/22/2021		$2,400	2,646

			89,022

Total Brazil (Cost $131,582)			143,414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 15.5%

ASSET-BACKED SECURITIES 0.4%

Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	9,100	$8,844

CORPORATE BONDS & NOTES 1.8%

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$27,000	27,700

EnCana Corp.
5.900% due 12/01/2017		300	351

TransCanada Pipelines Ltd.
3.800% due 10/01/2020		8,400	8,601
7.125% due 01/15/2019		468	594
7.625% due 01/15/2039		310	414

			37,660

SOVEREIGN ISSUES 13.3%

Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	72,997
1.500% due 12/01/2012		36,400	35,439
2.000% due 12/01/2014		20,200	19,783
2.000% due 12/01/2041 (d)		34,074	40,267
2.500% due 06/01/2015		43,600	43,499
3.000% due 12/01/2036 (d)		8,731	11,910
4.250% due 06/01/2018		48,500	52,929

			276,824

Total Canada (Cost $315,384)			323,328

CAYMAN ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		$100	124

Total Cayman Islands (Cost $122)			124

CHILE 0.3%

CORPORATE BONDS & NOTES 0.3%

Banco Santander Chile
1.771% due 04/20/2012		$1,000	1,000
3.750% due 09/22/2015		5,600	5,691

Codelco, Inc.
7.500% due 01/15/2019		40	51

Total Chile (Cost $6,625)			6,742

COLOMBIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Ecopetrol S.A.
7.625% due 07/23/2019		$1,800	2,187

Total Colombia (Cost $2,111)			2,187

DENMARK 0.7%

CORPORATE BONDS & NOTES 0.7%

BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,693

Danske Bank A/S
4.500% due 07/01/2016	EUR	5,800	8,748
4.875% due 06/11/2013		700	1,029

DONG Energy A/S
3.500% due 06/29/2012		400	561

Total Denmark (Cost $13,737)			14,031

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FINLAND 0.1%

CORPORATE BONDS & NOTES 0.1%

Nokia OYJ
5.375% due 05/15/2019		$1,150	$1,258

Total Finland (Cost $1,176)			1,258

FRANCE 2.4%

CORPORATE BONDS & NOTES 1.1%

Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,480

BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012		200	278
3.000% due 07/23/2013		550	773
4.500% due 05/30/2014		450	665
4.750% due 05/28/2013		50	73

Caisse Refinancement de l'Habitat
4.500% due 10/25/2017		2,500	3,788

Carrefour S.A.
5.375% due 06/12/2015		50	77

CIF Euromortgage
3.250% due 10/20/2015		800	1,134
4.125% due 12/19/2014		700	1,028

CM-CIC Covered Bonds
3.125% due 01/21/2015		3,100	4,370
4.750% due 07/17/2012		2,000	2,874

Dexia Credit Local S.A.
0.940% due 09/23/2011		$1,000	1,004

EDF S.A.
6.500% due 01/26/2019		1,350	1,651
6.950% due 01/26/2039		22	29

France Telecom S.A.
4.375% due 07/08/2014		2,000	2,207

GDF Suez
6.875% due 01/24/2019	EUR	45	79

Societe Generale
5.125% due 12/19/2013		50	74

			23,584

SOVEREIGN ISSUES 1.3%

France Government Bond
1.800% due 07/25/2040 (d)		246	379
3.500% due 04/25/2015		3,600	5,297
4.000% due 10/25/2014		1,700	2,542
5.000% due 04/25/2012		400	580

France Government Inflation Linked Bond
2.250% due 07/25/2020		2,323	3,573
3.150% due 07/25/2032		188	348

France Treasury Notes
4.500% due 07/12/2013		5,000	7,430

Societe Financement de l'Economie Francaise
2.375% due 03/10/2012		590	820
3.000% due 04/07/2014		1,545	2,206
3.375% due 05/05/2014		$2,980	3,209

			26,384

Total France (Cost $49,599)			49,968

GERMANY 9.8%

CORPORATE BONDS & NOTES 0.2%

Berlin-Hannover Hypothekenbank AG
3.500% due 02/22/2013	EUR	27	39

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,948
4.875% due 06/17/2019		$900	1,061

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	$107

			3,155

SOVEREIGN ISSUES 9.6%

Republic of Germany
1.750% due 04/15/2020 (d)		837	1,261
2.250% due 04/10/2015		24,900	35,239
3.250% due 07/04/2015 (g)		13,400	19,776
3.250% due 01/04/2020		44,068	65,275
3.500% due 01/04/2016		650	970
3.500% due 07/04/2019		375	564
3.750% due 01/04/2015		38,400	57,524
3.750% due 01/04/2019		3,350	5,125
4.250% due 10/12/2012		10,000	14,564
4.250% due 07/04/2018		400	631

			200,929

Total Germany (Cost $196,409)			204,084

INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Bank of India
4.750% due 09/30/2015		$1,800	1,864

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,809

State Bank of India
4.500% due 07/27/2015		1,000	1,053

Total India (Cost $4,676)			4,726

IRELAND 0.4%

ASSET-BACKED SECURITIES 0.1%

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	1,893	2,260

CORPORATE BONDS & NOTES 0.3%

RZD Capital Ltd.
5.739% due 04/03/2017		$5,525	5,839

Total Ireland (Cost $8,023)			8,099

ITALY 1.0%

SOVEREIGN ISSUES 1.0%

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	15,500	21,391

Total Italy (Cost $19,958)			21,391

JAPAN 3.4%

SOVEREIGN ISSUES 3.4%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	1,383,200	16,510
1.400% due 06/10/2018		1,995,490	23,925

Japan Government International Bond
0.900% due 03/20/2014		792,000	9,725
1.500% due 09/20/2018		154,000	1,974
1.700% due 03/20/2017		1,530,000	19,866

Total Japan (Cost $63,702)			72,000

MEXICO 4.5%

CORPORATE BONDS & NOTES 0.8%

America Movil SAB de C.V.
6.125% due 03/30/2040		$500	559

BBVA Bancomer S.A.
7.250% due 04/22/2020		500	538

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	$33
6.625% due 06/15/2035		250	274

Petroleos Mexicanos
6.000% due 03/05/2020		8,000	8,880
8.000% due 05/03/2019		5,370	6,686

			16,970

SOVEREIGN ISSUES 3.7%

Mexico Government International Bond
5.950% due 03/19/2019		800	943
6.050% due 01/11/2040		3,200	3,680
7.500% due 06/21/2012	MXN	229,167	18,936
7.750% due 12/14/2017		96,463	8,456
8.000% due 12/17/2015		2,500	219
8.500% due 12/13/2018		231,172	21,264
9.000% due 12/22/2011		2,300	192
9.000% due 12/20/2012		266,888	22,870

			76,560

Total Mexico (Cost $85,397)			93,530

NETHERLANDS 3.5%

CORPORATE BONDS & NOTES 3.2%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	3,150	4,430
3.250% due 09/21/2015		5,350	7,603

Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	440
6.000% due 01/20/2017	EUR	30	48
6.750% due 08/20/2018		$400	491

E.ON International Finance BV
5.750% due 05/07/2020	EUR	40	66

Fortis Bank Nederland NV
3.000% due 04/17/2012		300	419
3.375% due 05/19/2014		1,817	2,615

ING Bank NV
1.157% due 01/13/2012		$2,700	2,699
2.625% due 02/09/2012		750	767
3.000% due 09/30/2014	EUR	4,900	6,893
3.375% due 03/03/2014		1,930	2,779
3.900% due 03/19/2014		$4,600	5,001
4.250% due 03/19/2013	EUR	700	1,010
4.750% due 05/27/2019		100	155
5.250% due 06/05/2018		7,000	11,072

LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,135

NIBC Bank NV
3.125% due 02/17/2012	EUR	1,350	1,888
3.500% due 04/07/2014		1,200	1,729

Rabobank Nederland NV
11.000% due 06/29/2049		$300	391

RWE Finance BV
6.625% due 01/31/2019	EUR	50	86

Shell International Finance BV
4.375% due 03/25/2020		$2,300	2,536
5.500% due 03/25/2040		2,300	2,642

SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	4,180
3.500% due 03/10/2014		2,150	3,098

			67,173

MORTGAGE-BACKED SECURITIES 0.1%

EMF-NL
1.646% due 04/17/2041		600	634
1.746% due 10/17/2039		89	119
2.096% due 10/17/2041		200	188

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eurosail PLC
1.596% due 10/17/2040	EUR	423	$516

			1,457

SOVEREIGN ISSUES 0.2%

Netherlands Government International Bond
2.750% due 01/15/2015		1,400	2,006
3.250% due 07/15/2015		1,000	1,464
5.000% due 07/15/2012		700	1,024

			4,494

Total Netherlands (Cost $71,514)			73,124

NEW ZEALAND 0.1%

CORPORATE BONDS & NOTES 0.1%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,446

Total New Zealand (Cost $1,394)			1,446

NORWAY 1.5%

CORPORATE BONDS & NOTES 1.5%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	75

DnB NOR Boligkreditt
3.375% due 01/20/2017		1,300	1,864
4.125% due 02/01/2013		7,950	11,436
4.625% due 07/03/2012		1,000	1,435

Sparebanken 1 Boligkreditt
5.000% due 09/10/2013		7,900	11,688

Statoil ASA
3.125% due 08/17/2017		$2,600	2,709
5.100% due 08/17/2040		3,000	3,224

Total Norway (Cost $33,058)			32,431

POLAND 0.2%

SOVEREIGN ISSUES 0.2%

Poland Government International Bond
5.500% due 10/25/2019	PLN	450	156
5.750% due 09/23/2022		132	46
6.000% due 11/24/2010		3,605	1,244
6.250% due 10/24/2015		5,680	2,048

Total Poland (Cost $3,302)			3,494

QATAR 1.3%

CORPORATE BONDS & NOTES 0.9%

Nakilat, Inc.
6.067% due 12/31/2033		$500	554

Qatari Diar Finance QSC
5.000% due 07/21/2020		2,200	2,314

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		10,864	11,777

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,139
6.750% due 09/30/2019		2,550	3,041

			18,825

SOVEREIGN ISSUES 0.4%

Qatar Government International Bond
5.250% due 01/20/2020		4,000	4,420
6.400% due 01/20/2040		2,400	2,868

			7,288

Total Qatar (Cost $24,072)			26,113

52	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 2.9%

CORPORATE BONDS & NOTES 2.3%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$400	$421
7.700% due 08/07/2013	4,500	4,975
8.700% due 08/07/2018	1,500	1,884

Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022	9,700	10,355
8.146% due 04/11/2018	360	420
8.625% due 04/28/2034	675	861
9.250% due 04/23/2019	1,000	1,250

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014	3,300	3,966
10.500% due 03/25/2014	8,450	10,157

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	20	21

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	100	105
7.750% due 05/29/2018	300	339
9.000% due 06/11/2014	4,400	5,079

TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,061
7.250% due 02/02/2020	1,700	1,864
7.500% due 07/18/2016	3,350	3,739
7.875% due 03/13/2018	1,800	2,039

		48,536

SOVEREIGN ISSUES 0.6%

Russia Government International Bond
7.500% due 03/31/2030	9,413	11,275

Total Russia (Cost $55,832)		59,811

SOUTH AFRICA 0.2%

SOVEREIGN ISSUES 0.2%

South Africa Government International Bond
6.875% due 05/27/2019	$3,100	3,805

Total South Africa (Cost $3,207)		3,805

SOUTH KOREA 1.4%

CORPORATE BONDS & NOTES 0.3%

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	$6,000	6,009

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
5.125% due 06/29/2020	6,500	7,025
5.875% due 01/14/2015	1,200	1,344
8.125% due 01/21/2014	5,300	6,232

Korea Development Bank
8.000% due 01/23/2014	6,650	7,786

		22,387

Total South Korea (Cost $26,702)		28,396

SPAIN 0.2%

CORPORATE BONDS & NOTES 0.2%

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	$5,000	4,933

Total Spain (Cost $5,000)		4,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

European Union
3.125% due 04/03/2014	EUR	90	$129

Total Supranational (Cost $122)			129

SWEDEN 1.0%

CORPORATE BONDS & NOTES 1.0%

Nordea Bank AB
4.875% due 01/27/2020		$6,000	6,519

Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,147

Stadshypotek AB
3.000% due 10/01/2014		300	424
3.750% due 12/12/2013		1,250	1,802

Svenska Handelsbanken AB
1.292% due 09/14/2012		$2,500	2,511

Swedbank AB
2.800% due 02/10/2012		600	618
2.900% due 01/14/2013		150	156

Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,895

Total Sweden (Cost $19,971)			21,072

SWITZERLAND 0.0%

CORPORATE BONDS & NOTES 0.0%

UBS AG
4.875% due 08/04/2020		$300	317

Total Switzerland (Cost $304)			317

UNITED KINGDOM 2.5%

CORPORATE BONDS & NOTES 2.0%

Abbey National Treasury Services PLC
2.500% due 03/18/2013	EUR	3,400	4,622

Bank of Scotland PLC
3.250% due 01/25/2013		2,600	3,599

Barclays Bank PLC
4.000% due 01/20/2017		2,600	3,709
4.875% due 03/31/2013		600	866
5.926% due 09/29/2049		$100	94
6.750% due 05/22/2019		500	595

BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	78

BP Capital Markets PLC
0.422% due 04/11/2011		$1,800	1,795
2.750% due 06/14/2011	CHF	200	205
3.125% due 03/10/2012		$1,200	1,224

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	342

HSBC Bank PLC
3.875% due 11/09/2011	EUR	50	70

HSBC Holdings PLC
3.625% due 06/29/2020		400	564

Lloyds TSB Bank PLC
4.375% due 01/12/2015		$100	102
6.375% due 06/17/2016	EUR	4,200	6,420
12.000% due 12/29/2049		$3,500	4,041

Nationwide Building Society
4.625% due 09/13/2012	EUR	1,900	2,696

Royal Bank of Scotland Group PLC
1.406% due 04/23/2012		$2,700	2,723
2.625% due 05/11/2012		600	616
4.625% due 09/22/2021	EUR	4,300	5,344

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander UK PLC
7.375% due 09/29/2049	GBP	500	$742

Vodafone Group PLC
5.625% due 02/27/2017		$400	458
6.250% due 01/15/2016	EUR	50	80

			40,985

MORTGAGE-BACKED SECURITIES 0.5%

Arran Residential Mortgages Funding PLC
2.403% due 05/16/2047		7,600	10,347

Total United Kingdom (Cost $49,605)			51,332

UNITED STATES 24.7%

ASSET-BACKED SECURITIES 0.1%

Mid-State Trust
8.330% due 04/01/2030		$537	555

SLM Student Loan Trust
1.998% due 04/25/2023		603	624

			1,179

BANK LOAN OBLIGATIONS 0.2%

Graham Packaging Co. LP
6.000% due 09/23/2016		1,500	1,513

International Lease Finance Corp.
6.750% due 03/17/2015		500	509
7.000% due 03/17/2016		1,000	1,016

Vodafone Group PLC
6.875% due 08/11/2015		1,000	989

			4,027

CORPORATE BONDS & NOTES 13.2%

Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,721

Alcoa, Inc.
6.150% due 08/15/2020		4,000	4,120

Ally Financial, Inc.
7.500% due 09/15/2020		4,700	5,029

Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,772
9.250% due 08/06/2019		800	1,074
9.700% due 11/10/2018		1,200	1,627

American Express Bank FSB
0.386% due 05/29/2012		50	50
5.500% due 04/16/2013		3,500	3,813

American Express Co.
7.250% due 05/20/2014		400	470

American Express Credit Corp.
0.408% due 10/04/2010		2,100	2,100
5.875% due 05/02/2013		300	330

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	208

American General Finance Corp.
0.649% due 08/17/2011		5,400	5,029
5.200% due 12/15/2011		3,800	3,705
5.625% due 08/17/2011		1,100	1,094
5.900% due 09/15/2012 (g)		2,000	1,920

American International Group, Inc.
5.850% due 01/16/2018		42	44
8.250% due 08/15/2018		250	292

Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,162
5.950% due 09/15/2016		400	438
7.625% due 03/15/2014		1,000	1,133

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		$3,000	$3,372

AT&T Corp.
8.000% due 11/15/2031		7	9

AT&T, Inc.
5.350% due 09/01/2040		228	230
5.800% due 02/15/2019		500	597

Aviation Capital Group
7.125% due 10/15/2020 (a)		11,400	11,400

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,975
4.250% due 04/05/2017		2,405	3,436

Bank of America Corp.
0.792% due 09/11/2012		$1,500	1,489
4.000% due 03/28/2018	EUR	1,400	1,887
7.375% due 05/15/2014		$200	230

Bear Stearns Cos. LLC
6.400% due 10/02/2017		855	997
6.950% due 08/10/2012		500	553
7.250% due 02/01/2018		10,400	12,687

Black & Decker Corp.
8.950% due 04/15/2014		50	62

Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,049

Capital One Financial Corp.
7.375% due 05/23/2014		500	584

CenturyLink, Inc.
6.150% due 09/15/2019		500	512

CIT Group, Inc.
7.000% due 05/01/2013		7,100	7,171
7.000% due 05/01/2014		3,100	3,108

Citigroup, Inc.
2.384% due 08/13/2013		9,500	9,575
5.500% due 04/11/2013		2,500	2,684
6.000% due 08/15/2017		5,400	5,844
6.125% due 05/15/2018		689	753
6.375% due 08/12/2014		100	111
6.500% due 08/19/2013		4,400	4,865
8.500% due 05/22/2019		5,200	6,439

CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,028

Comcast Corp.
5.300% due 01/15/2014		3,000	3,356
5.875% due 02/15/2018		500	578

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		420	541

CSX Corp.
6.250% due 03/15/2018		50	59

CVS Pass-Through Trust
7.507% due 01/10/2032		2,769	3,259

Cytec Industries, Inc.
8.950% due 07/01/2017		250	316

Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,434

DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,324

DirecTV Holdings LLC
5.200% due 03/15/2020		3,500	3,795

Discovery Communications LLC
5.625% due 08/15/2019		3,500	3,950

DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,971

Dow Chemical Co.
2.668% due 08/08/2011		2,550	2,581
5.900% due 02/15/2015		1,500	1,675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.600% due 05/15/2014		$2,000	$2,339

Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,947

Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,600	1,630
8.125% due 01/15/2020		2,000	2,302

General Electric Capital Corp.
0.552% due 09/15/2014		800	768
5.625% due 05/01/2018		40	44
5.875% due 01/14/2038		430	438
6.875% due 01/10/2039		200	230

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		534	494
1.028% due 01/12/2015		200	192
5.375% due 02/15/2013	EUR	2,500	3,581
5.375% due 03/15/2020		$2,600	2,746
5.500% due 11/15/2014		200	220
6.000% due 05/01/2014		1,500	1,675
6.150% due 04/01/2018		255	283

HSBC Finance Corp.
0.628% due 08/09/2011		6,650	6,644

International Lease Finance Corp.
6.375% due 03/25/2013		5,300	5,353

JPMorgan Chase & Co.
1.210% due 10/12/2015	EUR	800	1,008

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$1,200	1,328
5.950% due 02/15/2018		19	21
6.850% due 02/15/2020		400	478
6.950% due 01/15/2038		75	86
7.400% due 03/15/2031		200	234
9.000% due 02/01/2019		300	391

Lazard Group LLC
7.125% due 05/15/2015		3,000	3,277

Macy's Retail Holdings, Inc.
5.750% due 07/15/2014		350	373

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	55

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,104

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		1,600	1,577
5.000% due 01/15/2015		200	213
6.150% due 04/25/2013		800	875
6.400% due 08/28/2017		4,250	4,658
6.875% due 04/25/2018		4,820	5,415
6.875% due 11/15/2018		54	61

Morgan Stanley
0.641% due 06/20/2012		100	101
0.975% due 10/18/2016		200	176
1.006% due 10/15/2015		44	40
1.260% due 01/16/2017	EUR	4,000	4,814
4.100% due 01/26/2015		$3,500	3,621
5.500% due 01/26/2020		2,500	2,574
6.000% due 05/13/2014		1,100	1,209
6.625% due 04/01/2018		200	222

NBC Universal, Inc.
5.150% due 04/30/2020		3,500	3,787

NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,064
7.119% due 12/15/2017		800	869

Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,978

Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,958

PacifiCorp
5.650% due 07/15/2018		29	35

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pride International, Inc.
6.875% due 08/15/2020		$3,500	$3,828

Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	329

Roche Holdings, Inc.
2.318% due 02/25/2011		40	40

Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	403
6.250% due 07/15/2013		1,300	1,413

RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,166

SLM Corp.
0.798% due 01/27/2014		896	775
8.000% due 03/25/2020		2,000	1,988

Sprint Capital Corp.
7.625% due 01/30/2011		1,800	1,834

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	359

Time Warner Cable, Inc.
6.750% due 07/01/2018		3,500	4,180

UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	97

Valero Energy Corp.
9.375% due 03/15/2019		50	64

Verizon Communications, Inc.
8.750% due 11/01/2018		500	681

Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	510

Wachovia Corp.
0.562% due 06/15/2017		64	57

WEA Finance LLC
5.750% due 09/02/2015		500	559

Wells Fargo & Co.
0.688% due 10/28/2015		600	568
5.625% due 12/11/2017		700	798

Wells Fargo Capital XIII
7.700% due 12/29/2049		100	104

Weyerhaeuser Co.
6.750% due 03/15/2012		9,150	9,657

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	700

WM Covered Bond Program
4.000% due 09/27/2016	EUR	2,100	2,983
4.375% due 05/19/2014		4,500	6,475

			274,673

MORTGAGE-BACKED SECURITIES 0.1%

Merrill Lynch Floating Trust
0.796% due 07/09/2021		$2,350	2,187

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046		407	397

			2,584

MUNICIPAL BONDS & NOTES 1.8%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050		4,700	5,182

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		2,600	3,045

54	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	$4,600	$5,047

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	1,600	1,779

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	6,400	6,412

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	2,700	3,065

Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, Series 2009
6.890% due 01/01/2042	1,000	1,149

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	4,800	5,019

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040	2,500	2,627

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	4,100	4,524

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	25	29

		37,878

U.S. GOVERNMENT AGENCIES 4.3%

Fannie Mae
0.000% due 06/01/2017	7,000	5,945
2.375% due 07/28/2015	100	104
4.000% due 08/01/2040 - 10/01/2040	39,800	40,932
4.500% due 10/01/2040	19,000	19,790
5.500% due 10/01/2040	2,000	2,126

Federal Home Loan Bank
1.625% due 07/27/2011	2,100	2,123

Freddie Mac
0.355% due 05/04/2011	4,735	4,738
0.365% due 08/05/2011	10,000	10,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/15/2014	$600	$685

Tennessee Valley Authority
0.000% due 04/15/2042 (c)	1,000	1,016
4.700% due 07/15/2033	1,200	1,315
5.250% due 09/15/2039	1,450	1,689

		90,465

U.S. TREASURY OBLIGATIONS 5.0%

Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020	8,697	9,141
1.750% due 01/15/2028	1,145	1,214
2.000% due 01/15/2026	9,007	9,906
2.125% due 02/15/2040	5,245	5,858
2.375% due 01/15/2025	1,850	2,128
2.375% due 01/15/2027	184	212
2.500% due 01/15/2029 (h)	35,337	41,697
3.625% due 04/15/2028	539	721
3.875% due 04/15/2029	7,095	9,864

U.S. Treasury Bonds
4.375% due 11/15/2039	4,200	4,711
4.500% due 08/15/2039	12,900	14,768
4.625% due 02/15/2040	3,200	3,739

U.S. Treasury Notes
3.625% due 08/15/2019	5	6

		103,965

Total United States (Cost $497,610)		514,771

SHORT-TERM INSTRUMENTS 16.6%

REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.250% due 10/01/2010	$10,000	10,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $10,198. Repurchase proceeds are $10,000.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2010		$1,000	$1,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,024. Repurchase proceeds are $1,000.)

			14,000

JAPAN TREASURY BILLS 4.7%
0.112% due 10/18/2010	JPY	8,150,000	97,623

U.S. TREASURY BILLS 0.3%
0.118% due 10/07/2010 - 01/20/2011 (b)(f)(h)		$7,203	7,202

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 10.9%
		22,721,512	227,624

Total Short-Term Instruments (Cost $340,957)			346,449

Total Investments 103.0% (Cost $2,062,151)			$2,145,237

Written Options (j) (0.3%) (Premiums $3,664)			(5,725)

Other Assets and Liabilities (Net) (2.7%)			(57,263)

Net Assets 100.0%			$2,082,249

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $7,017 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $6,158 at a weighted average interest rate of 0.130%. On September 30, 2010, securities valued at $16,042 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,229 and cash of $23 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2011	31	$(20)
Euro-Bobl December Futures	Long	12/2010	88	0
Euro-Bund 10-Year Bond December Futures	Long	12/2010	313	397
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	287	(203)

				$174

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.441%	$	200	$3	$8	$(5)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.269%		50	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.895%		500	(3)	22	(25)
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	2.467%		500	53	(6)	59
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.633%		50	(2)	0	(2)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.466%		250	7	23	(16)
Macy's Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.554%		350	(46)	(36)	(10)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.309%		50	1	0	1
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.832%		4,500	247	183	64
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	4.523%		3,000	(44)	19	(63)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.753%		450	(54)	(42)	(12)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.753%		550	51	69	(18)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.260%		50	(2)	0	(2)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.019%		1,000	76	16	60

								$283	$256	$27

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AK Transneft OJSC Via TransCapitalInvest Ltd.	BCLY	1.000%	12/20/2010	1.042%	$	3,800	$1	$(37)	$38
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		4,400	2	(11)	13
Australia Government Bond	BOA	1.000%	09/20/2015	0.430%		7,400	206	171	35
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%	EUR	900	(33)	(136)	103
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%	$	600	91	9	82
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%		1,200	182	37	145
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		900	141	15	126
Brazil Government International Bond	BCLY	3.810%	02/20/2014	0.949%		40	4	0	4
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		500	1	2	(1)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%		900	2	4	(2)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		3,200	5	13	(8)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%		2,300	6	6	0
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.487%		300	2	2	0
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		1,100	1	4	(3)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%		2,900	8	13	(5)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		900	2	4	(2)
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%		7,000	123	76	47
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.373%		1,800	47	55	(8)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.286%		1,000	(53)	(80)	27
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%		3,900	(225)	(276)	51
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.286%		3,500	(187)	(286)	99
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.286%		1,200	(64)	(96)	32
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%		1,200	0	(47)	47
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.014%		2,000	(1)	(35)	34
France Government Bond	BOA	0.250%	06/20/2015	0.761%		2,200	(52)	(43)	(9)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		200	(8)	(12)	4
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	1,000	(2)	0	(2)
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.455%	$	1,700	14	0	14
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		1,700	38	11	27
Japan Government International Bond	BNP	1.000%	09/20/2015	0.577%		6,400	134	38	96
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		3,900	87	30	57
Japan Government International Bond	GSC	0.635%	12/20/2014	0.455%		1,100	9	0	9
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.087%		60	0	(2)	2
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%		5,700	11	8	3
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		1,000	2	3	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		2,500	3	2	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		700	1	2	(1)
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.658%		1,100	1	2	(1)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		2,400	4	4	0
Norway Government Bond	GSC	0.250%	12/20/2014	0.203%		3,600	8	15	(7)
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		6,800	(2)	(25)	23
Republic of Germany	BOA	0.250%	06/20/2015	0.356%		2,200	(10)	(20)	10
Russia Government International Bond	BCLY	1.000%	09/20/2015	1.587%		3,400	(93)	(124)	31
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		1,200	2	1	1
South Korea Government Bond	DUB	1.000%	09/20/2015	0.982%		6,600	8	(44)	52
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		1,600	5	8	(3)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		1,100	0	0	0
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.414%	EUR	2,400	(22)	(12)	(10)

							$399	$(751)	$1,150

56	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	5,300	$36	$11	$25
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		3,300	22	7	15
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		3,800	25	8	17
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		8,200	85	29	56
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		33,100	307	149	158
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	2	0	2
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	10	2	8
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		50,100	854	402	452
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		33,700	575	278	297
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		9,500	92	46	46
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		19,500	225	20	205
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		71,000	429	42	387
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		33,000	179	152	27
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		61,700	685	186	499
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		54,000	119	42	77
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		33,400	69	22	47
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		46,700	345	275	70
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	293	(5)	298
Pay	6-Month JPY-LIBOR	1.000%	12/15/2015	UBS	JPY	20,000	6	2	4
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	38,479	191	(3)	194
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		49,880	249	0	249

							$4,798	$1,665	$3,133

(j)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$1
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	4,800	13	281
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		4,800	39	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	60	36
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	340
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		32,700	65	72
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		32,700	115	75
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		25,300	66	56
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		25,300	48	58
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,100	115	65
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,300	29	29
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		26,500	69	134
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		26,500	129	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		3,300	15	193
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		3,300	16	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		4,700	16	21
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		4,700	22	6
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	5
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,800	33	32
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		13,800	143	92
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		16,700	183	90
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		35,100	91	2,056
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		35,100	295	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		8,300	27	36
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		8,300	38	11
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,800	166	95
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		9,000	60	527
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		9,000	72	0

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	$	8,300	$23	$36
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		8,300	37	11
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,100	20	21
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		24,200	50	122
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		24,200	136	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		7,800	50	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		12,400	122	82
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		131,600	1,021	880

								$3,485	$5,465

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$130
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	11,800	88	130

						$179	$260

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	193	$568,300	EUR	1,000	$4,513
Sales	98	688,600		0	3,970
Closing Buys	(224)	(408,800)		0	(3,435)
Expirations	0	(30,200)		0	(200)
Exercised	(67)	(187,700)		0	(1,184)

Balance at 09/30/2010	0	$630,200	EUR	1,000	$3,664

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value (5)
Canada Government Bond	2.000%	12/01/2041	CAD	34,085	$38,855	$40,507

(5)	Market value includes $227 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	329	10/2010	CITI	$18	$0	$18
Sell		1,174	10/2010	CITI	0	(35)	(35)
Buy		1,174	10/2010	CSFB	0	(1)	(1)
Sell		1,174	10/2010	CSFB	1	0	1
Buy		23,770	10/2010	RBS	1,845	0	1,845
Sell	BRL	24,440	10/2010	BOA	0	(727)	(727)
Sell		15,903	10/2010	CITI	0	(472)	(472)
Buy		169	10/2010	DUB	5	0	5
Buy		1,484	10/2010	HSBC	52	0	52
Sell		27,971	10/2010	JPM	0	(865)	(865)
Buy		79,758	10/2010	MSC	2,330	0	2,330
Sell		13,097	10/2010	MSC	0	(400)	(400)
Buy		882	12/2010	BCLY	15	0	15
Sell		3,681	12/2010	BCLY	0	(49)	(49)
Sell		79,758	12/2010	MSC	0	(2,315)	(2,315)
Sell	CAD	4,107	10/2010	CITI	8	0	8
Buy		4,102	10/2010	RBS	8	0	8
Buy		21,129	11/2010	BCLY	0	(41)	(41)
Sell		9,100	11/2010	BNP	15	0	15
Buy		1,052	11/2010	DUB	12	0	12
Sell		76,850	11/2010	DUB	456	0	456
Sell		36,383	11/2010	HSBC	0	(470)	(470)
Buy		2,209	11/2010	RBS	57	0	57
Sell		53,889	11/2010	RBS	224	(32)	192
Sell	CHF	1,405	10/2010	CITI	0	(30)	(30)

58	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CHF	1,405	10/2010	RBS	$0	$(8)	$(8)
Buy		98	11/2010	BCLY	0	0	0
Buy		29,735	11/2010	CITI	922	0	922
Sell		1,405	11/2010	RBS	8	0	8
Buy	CNY	37,333	11/2010	BCLY	0	(15)	(15)
Buy		11,529	11/2010	CITI	0	(9)	(9)
Buy		25,073	11/2010	DUB	0	(23)	(23)
Buy		13,342	11/2010	HSBC	1	0	1
Buy		138,767	11/2010	JPM	22	(13)	9
Buy		28,585	11/2010	MSC	0	(20)	(20)
Sell		26,936	11/2010	RBS	0	(40)	(40)
Buy		14,011	01/2011	BOA	1	0	1
Sell		6,101	01/2011	CITI	0	(19)	(19)
Buy		1,686	01/2011	DUB	4	0	4
Buy		60,053	01/2011	HSBC	47	0	47
Buy		41,719	01/2011	JPM	35	0	35
Buy		25,032	01/2011	MSC	1	0	1
Buy		60,781	01/2011	RBS	157	0	157
Buy		6,751	04/2011	DUB	22	0	22
Buy		30,534	04/2011	JPM	12	0	12
Buy		30,761	06/2011	BCLY	47	0	47
Buy		7,516	06/2011	DUB	0	(26)	(26)
Buy		14,528	06/2011	HSBC	8	0	8
Buy		28,331	06/2011	RBS	47	0	47
Buy		33,889	09/2011	BOA	79	0	79
Buy		31,872	09/2011	CITI	71	0	71
Buy		62,322	09/2011	UBS	124	0	124
Buy		66,882	11/2011	DUB	147	0	147
Sell	EUR	1,125	10/2010	BOA	0	(46)	(46)
Sell		39,133	10/2010	DUB	0	(3,204)	(3,204)
Buy		1,000	11/2010	BCLY	39	0	39
Sell		1,758	11/2010	BCLY	0	(35)	(35)
Sell		1,701	11/2010	BOA	0	(97)	(97)
Buy		366	11/2010	CITI	9	0	9
Sell		713	11/2010	CITI	0	(39)	(39)
Buy		617	11/2010	CSFB	37	0	37
Sell		10,169	11/2010	CSFB	0	(59)	(59)
Buy		95,545	11/2010	DUB	7,772	0	7,772
Buy		12,881	11/2010	RBS	1,228	0	1,228
Sell		1,581	11/2010	RBS	2	0	2
Sell		8,992	11/2010	UBS	0	(139)	(139)
Sell	GBP	2,497	10/2010	CITI	0	(23)	(23)
Buy		2,497	10/2010	RBS	0	(18)	(18)
Buy		1,320	12/2010	BCLY	0	(18)	(18)
Buy		29,220	12/2010	CITI	510	0	510
Buy		6,292	12/2010	GSC	83	0	83
Sell		2,497	12/2010	RBS	18	0	18
Buy		14,212	12/2010	UBS	211	0	211
Buy	INR	82,566	10/2010	BOA	4	0	4
Sell		41,283	10/2010	BOA	0	(17)	(17)
Buy		41,283	10/2010	JPM	19	0	19
Sell		123,849	10/2010	JPM	0	(8)	(8)
Buy		503,690	11/2010	BCLY	131	0	131
Sell		46,640	11/2010	BCLY	0	(31)	(31)
Buy		104,038	11/2010	BOA	99	0	99
Buy		199,247	11/2010	JPM	103	0	103
Buy		242,375	03/2011	BCLY	45	0	45
Sell		386,016	03/2011	BCLY	0	(386)	(386)
Buy		392,073	03/2011	BOA	121	0	121
Buy		116,362	03/2011	HSBC	18	0	18
Buy		134,537	03/2011	JPM	12	(6)	6
Buy		137,250	03/2011	UBS	17	0	17
Sell	JPY	795,894	10/2010	CITI	0	(234)	(234)
Sell		8,150,000	10/2010	JPM	0	(5,542)	(5,542)
Buy		795,894	10/2010	RBS	17	0	17
Buy		9,737,807	11/2010	MSC	970	0	970
Buy		573,000	12/2010	BCLY	60	0	60
Sell		795,894	12/2010	RBS	0	(17)	(17)
Buy	KRW	11,642,835	11/2010	BCLY	460	0	460
Buy		3,890,166	11/2010	BOA	107	0	107
Buy		17,864,813	11/2010	CITI	481	0	481
Buy		2,117,407	11/2010	DUB	34	0	34
Buy		1,008,780	11/2010	GSC	23	0	23
Buy		10,593,510	11/2010	HSBC	98	(22)	76
Buy		12,258,922	11/2010	JPM	122	(8)	114

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	8,300,841	11/2010	MSC	$175	$0	$175
Buy		11,530,850	11/2010	RBS	495	0	495
Sell		14,007,401	11/2010	RBS	0	(765)	(765)
Buy	MXN	3,192	02/2011	BCLY	9	0	9
Buy		172,924	02/2011	CITI	49	0	49
Buy		3,907	02/2011	DUB	11	0	11
Sell		38,989	02/2011	DUB	0	(53)	(53)
Sell		182,149	02/2011	JPM	0	(74)	(74)
Buy	MYR	33,697	10/2010	CITI	10	0	10
Buy	PHP	583,582	11/2010	BCLY	147	0	147
Buy		359,169	11/2010	CITI	394	0	394
Sell		262,097	11/2010	CITI	0	(198)	(198)
Buy		106,410	11/2010	DUB	127	0	127
Sell		119,972	11/2010	DUB	0	(92)	(92)
Buy	PLN	2,982	11/2010	BCLY	23	0	23
Buy		63,250	11/2010	DUB	1,874	0	1,874
Sell		3,646	11/2010	DUB	0	(50)	(50)
Sell	SEK	7,090	10/2010	CITI	0	(52)	(52)
Buy		7,091	10/2010	RBS	0	(4)	(4)
Buy		2,041	11/2010	BCLY	4	0	4
Buy		141,063	11/2010	CITI	933	0	933
Sell		7,091	11/2010	RBS	4	0	4
Buy	SGD	12,400	11/2010	JPM	82	0	82
Buy		23,360	03/2011	BOA	391	0	391
Buy		5,774	03/2011	DUB	71	0	71
Sell		2,676	03/2011	DUB	0	(34)	(34)
Buy		4,840	03/2011	JPM	89	0	89
Buy		5,810	03/2011	RBS	104	0	104
Buy	TWD	20,039	10/2010	BCLY	7	0	7
Buy		31,031	10/2010	CITI	4	0	4
Buy		140,972	10/2010	DUB	113	0	113
Buy		18,588	10/2010	HSBC	0	(5)	(5)
Buy		203,223	10/2010	JPM	12	(7)	5
Sell		38,054	11/2010	BCLY	0	(19)	(19)
Buy		228,975	01/2011	DUB	51	(37)	14
Buy		12,540	01/2011	HSBC	2	0	2
Buy		36,582	01/2011	JPM	15	0	15
Buy		56,312	01/2011	MSC	14	0	14
Buy		30,497	01/2011	UBS	16	0	16
Buy	ZAR	113,195	10/2010	BCLY	1,897	0	1,897
Buy		8,845	10/2010	CITI	64	0	64

					$26,838	$(16,949)	$9,889

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$2,897	$12,791	$0	$15,688
Sovereign Issues	0	196	0	196
Bahrain
Sovereign Issues	0	4,205	0	4,205
Bermuda
Corporate Bonds & Notes	0	12,643	0	12,643
Brazil
Corporate Bonds & Notes	0	54,392	0	54,392
Sovereign Issues	0	89,022	0	89,022
Canada
Asset-Backed Securities	0	0	8,844	8,844
Corporate Bonds & Notes	0	37,660	0	37,660
Sovereign Issues	0	276,824	0	276,824
Cayman Islands
Corporate Bonds & Notes	0	124	0	124
Chile
Corporate Bonds & Notes	0	6,742	0	6,742
Colombia
Corporate Bonds & Notes	0	2,187	0	2,187
Denmark
Corporate Bonds & Notes	0	14,031	0	14,031

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Finland
Corporate Bonds & Notes	$0	$1,258	$0	$1,258
France
Corporate Bonds & Notes	0	23,584	0	23,584
Sovereign Issues	0	26,384	0	26,384
Germany
Corporate Bonds & Notes	0	3,155	0	3,155
Sovereign Issues	0	200,929	0	200,929
India
Corporate Bonds & Notes	0	4,726	0	4,726
Ireland
Asset-Backed Securities	0	0	2,260	2,260
Corporate Bonds & Notes	0	5,839	0	5,839
Italy
Sovereign Issues	0	21,391	0	21,391
Japan
Sovereign Issues	0	72,000	0	72,000
Mexico
Corporate Bonds & Notes	0	16,970	0	16,970
Sovereign Issues	0	76,560	0	76,560
Netherlands
Corporate Bonds & Notes	0	67,173	0	67,173
Mortgage-Backed Securities	0	1,457	0	1,457

60	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Sovereign Issues	$0	$4,494	$0	$4,494
New Zealand
Corporate Bonds & Notes	0	1,446	0	1,446
Norway
Corporate Bonds & Notes	0	32,431	0	32,431
Poland
Sovereign Issues	0	3,494	0	3,494
Qatar
Corporate Bonds & Notes	0	18,825	0	18,825
Sovereign Issues	0	7,288	0	7,288
Russia
Corporate Bonds & Notes	0	48,536	0	48,536
Sovereign Issues	0	11,275	0	11,275
South Africa
Sovereign Issues	0	3,805	0	3,805
South Korea
Corporate Bonds & Notes	0	6,009	0	6,009
Sovereign Issues	0	22,387	0	22,387
Spain
Corporate Bonds & Notes	0	4,933	0	4,933
Supranational
Corporate Bonds & Notes	0	129	0	129
Sweden
Corporate Bonds & Notes	0	21,072	0	21,072
Switzerland
Corporate Bonds & Notes	0	317	0	317
United Kingdom
Corporate Bonds & Notes	0	40,985	0	40,985
Mortgage-Backed Securities	0	0	10,347	10,347
United States
Asset-Backed Securities	0	1,179	0	1,179
Bank Loan Obligations	0	4,027	0	4,027

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes	$11,400	$263,273	$0	$274,673
Mortgage-Backed Securities	0	2,584	0	2,584
Municipal Bonds & Notes	0	37,878	0	37,878
U.S. Government Agencies	0	90,465	0	90,465
U.S. Treasury Obligations	0	103,965	0	103,965
Short-Term Instruments
Repurchase Agreements	0	14,000	0	14,000
Japan Treasury Bills	0	97,623	0	97,623
U.S. Treasury Bills	0	7,202	0	7,202
PIMCO Short-Term Floating NAV Portfolio	227,624	0	0	227,624
Investments, at value	$241,921	$1,881,865	$21,451	$2,145,237

Short Sales, at value	$0	$(40,507)	$0	$(40,507)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,397	0	1,397
Foreign Exchange Contracts	0	26,838	0	26,838
Interest Rate Contracts	397	3,133	0	3,530
	$397	$31,368	$0	$31,765

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(220)	0	(220)
Foreign Exchange Contracts	0	(16,949)	0	(16,949)
Interest Rate Contracts	(223)	(5,465)	(260)	(5,948)
	$(223)	$(22,634)	$(260)	$(23,117)

Totals	$242,095	$1,850,092	$21,191	$2,113,378

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Canada
Asset-Backed Securities	$0	$8,861	$0	$0	$0	$(17)	$0	$0	$8,844	$(17)
Ireland
Asset-Backed Securities	0	2,262	0	0	0	(2)	0	0	2,260	(2)
Netherlands
Mortgage-Backed Securities	945	0	(27)	6	(1)	18	0	(941)	0	0
United Kingdom
Mortgage-Backed Securities	0	10,178	0	0	0	169	0	0	10,347	169

Investments, at value	$945	$21,301	$(27)	$6	$(1)	$168	$0	$(941)	$21,451	$150

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(82)	$0	$(91)	$0	$0	$(87)	$0	$0	$(260)	$(87)

Totals	$863	$21,301	$(118)	$6	$(1)	$81	$0	$(941)	$21,191	$63

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

September 30, 2010 (Unaudited)

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$26,838	$0	$0	$0	$26,838
Unrealized appreciation on swap agreements	3,133	0	1,397	0	0	4,530

	$3,133	$26,838	$1,397	$0	$0	$31,368

Liabilities:
Written options outstanding	$5,725	$0	$0	$0	$0	$5,725
Variation margin payable (2)	278	0	0	0	0	278
Unrealized depreciation on foreign currency contracts	0	16,949	0	0	0	16,949
Unrealized depreciation on swap agreements	0	0	220	0	0	220

	$6,003	$16,949	$220	$0	$0	$23,172

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$9,358	$200	$397	$0	$0	$9,955
Net realized gain on foreign currency transactions	0	14,971	0	0	0	14,971

	$9,358	$15,171	$397	$0	$0	$24,926

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(4,874)	$(71)	$1,179	$0	$0	$(3,766)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	3,904	0	0	0	3,904

	$(4,874)	$3,833	$1,179	$0	$0	$138

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $174 as reported in the Notes to Schedule of Investments.

62	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO GNMA Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 175.4%

Fannie Mae
2.925% due 09/01/2021	$5	$5
3.500% due 10/01/2025	12,000	12,379
4.000% due 08/01/2020 - 11/01/2040	219,649	226,044
4.350% due 03/01/2018	10	10
4.500% due 09/01/2013 - 11/01/2040	157,371	163,898
5.000% due 12/01/2012 - 11/01/2040	61,629	64,943
5.500% due 08/01/2027 - 10/01/2040	67,460	71,752
6.000% due 09/01/2021 - 10/01/2040	28,245	30,564
6.139% due 03/25/2039	11,039	11,612
6.514% due 05/25/2037 (a)	4,536	652

Freddie Mac
2.825% due 05/01/2031	10	11
3.362% due 05/01/2019	8	8
3.575% due 06/01/2030	2	2
4.000% due 04/01/2039	374	384
5.500% due 06/01/2035 - 10/01/2040	1,395	1,484
7.500% due 08/15/2029 (a)	20	4

Ginnie Mae
0.316% due 01/16/2044 (a)	159,559	1,892
0.357% due 04/20/2036	33,286	33,146
0.397% due 02/20/2037	36,439	36,331
0.437% due 04/16/2037	16,754	16,704
0.457% due 01/16/2031 - 02/16/2032	1,893	1,893
0.507% due 08/16/2032	957	959
0.557% due 12/16/2026 - 04/20/2037	42,727	42,591
0.707% due 11/16/2029	2,639	2,655
0.757% due 07/16/2028	89	89
0.807% due 04/16/2032	178	179
0.812% due 05/16/2027	49	49
0.907% due 05/16/2029	139	139
0.937% due 02/20/2060	24,927	24,906
1.077% due 01/20/2060	72,529	73,181
1.197% due 01/16/2052 (a)	49,560	3,006
1.212% due 03/20/2058	88,283	87,939
1.359% due 01/16/2030 - 02/16/2030	8,385	8,582
1.392% due 08/20/2058	46,257	47,303
1.440% due 11/16/2051 (a)	50,002	3,235
1.875% due 02/20/2035	118	121
2.500% due 01/20/2034	865	888
2.750% due 01/20/2031 - 03/20/2032	283	291
3.250% due 02/20/2030	706	730
4.000% due 05/20/2016 - 11/01/2040	157,598	162,426
4.500% due 02/20/2018 - 10/01/2040	629,429	664,079
5.000% due 10/01/2040 - 11/01/2040	486,000	517,640
5.500% due 04/15/2025 - 11/01/2040	338,463	363,324
6.000% due 06/15/2028 - 11/01/2040	163,551	177,267
6.500% due 11/15/2023 - 11/01/2040	64,479	71,002
7.500% due 12/15/2023 - 06/15/2032	2,858	3,288

Small Business Administration
5.600% due 09/01/2028	4,439	4,980

Total U.S. Government Agencies (Cost $2,912,046)		2,934,567

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 6.2%

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	$3,500	$3,676
5.889% due 07/10/2044	4,000	4,265

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	7,524	7,227

Bear Stearns Commercial Mortgage Securities
0.528% due 09/11/2042 (a)	20,995	231

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	5,380	3,733

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.623% due 10/15/2048 (a)	152,592	1,934

Credit Suisse First Boston Mortgage Securities Corp.
0.398% due 08/15/2038 (a)	6,516	32
0.962% due 03/25/2032	38	32

Credit Suisse Mortgage Capital Certificates
0.772% due 09/15/2039 (a)	83,777	1,343

GS Mortgage Securities Corp. II
6.526% due 08/15/2018	7,925	8,248

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037	11,494	9,946

JPMorgan Chase Commercial Mortgage Securities Corp.
0.632% due 07/15/2019	6,650	5,743

LB-UBS Commercial Mortgage Trust
0.339% due 11/15/2040 (a)	53,466	223
1.228% due 03/15/2036 (a)	2,408	11
5.347% due 11/15/2038	4,000	4,286

Merrill Lynch Floating Trust
0.796% due 07/09/2021	7,998	7,445

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,213	1,041

Morgan Stanley Capital I
0.694% due 11/12/2041 (a)	36,454	384
1.019% due 04/15/2038 (a)	42,129	360
5.332% due 12/15/2043	11,950	13,036

Mortgage Equity Conversion Asset Trust
0.750% due 10/25/2041	3,206	3,072
0.780% due 01/25/2042	3,957	3,792
0.820% due 02/25/2042	624	598
0.850% due 05/25/2042	19,689	18,858

Structured Asset Mortgage Investments, Inc.
0.917% due 09/19/2032	113	100

Thornburg Mortgage Securities Trust
0.386% due 07/25/2036	3,758	3,673

Total Mortgage-Backed Securities (Cost $100,778)		103,289

ASSET-BACKED SECURITIES 3.7%

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	19	17

Centex Home Equity
0.556% due 01/25/2032	28	22

Chase Issuance Trust
0.297% due 04/15/2013	698	698
4.260% due 05/15/2013	15,800	16,175
4.550% due 03/15/2013	7,139	7,226

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	24	21

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,361	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
1.677% due 06/15/2012	$3,094	$3,108

Home Equity Asset Trust
0.856% due 11/25/2032	3	2

Massachusetts Educational Financing Authority
1.448% due 04/25/2038	4,957	4,982

Saxon Asset Securities Trust
0.776% due 08/25/2032	2	2

SLM Student Loan Trust
1.798% due 01/25/2018	4,780	4,930
1.998% due 04/25/2023	5,387	5,582

South Carolina Student Loan Corp.
0.847% due 03/01/2018	6,374	6,307
1.047% due 03/02/2020	8,400	8,339
1.297% due 09/03/2024	4,300	4,260

Structured Asset Securities Corp.
0.546% due 01/25/2033	67	61

Total Asset-Backed Securities (Cost $62,355)		62,815

SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	1,000	1,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $1,020. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	3,020	3,020
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $3,084. Repurchase proceeds are $3,020.)

		4,020

U.S. TREASURY BILLS 0.3%
0.115% due 10/07/2010 - 01/20/2011 (b)(d)(e)	4,142	4,142

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.8%
	3,058,097	30,636

Total Short-Term Instruments (Cost $38,798)		38,798

Total Investments 187.6% (Cost $3,113,977)		$3,139,469

Written Options (h) (0.0%) (Premiums $486)		0

Other Assets and Liabilities (Net) (87.6%)		(1,466,128)

Net Assets 100.0%		$1,673,341

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO GNMA Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,642 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	Securities with an aggregate market value of $1,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $16,000 at a weighted average interest rate of 0.220%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$	500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$	2,310	$1,851	$300	$1,551
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		11,000	736	1,210	(474)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051		9,000	602	880	(278)
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051		13,000	870	1,430	(560)

							$4,059	$3,820	$239

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	$	62,600	$486	$0

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	2,452	$132,700	$1,994
Sales	14	103,000	604
Closing Buys	(2,466)	(121,600)	(1,865)
Expirations	0	0	0
Exercised	0	(51,500)	(247)

Balance at 09/30/2010	0	$62,600	$486

(i)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2040	$27,000	$27,767	$27,755
Fannie Mae	4.000%	11/01/2040	212,000	217,359	217,300
Fannie Mae	4.500%	10/01/2025	6,000	6,312	6,312
Fannie Mae	4.500%	10/01/2040	151,180	157,410	157,463
Fannie Mae	5.000%	10/01/2040	51,000	53,879	53,701
Fannie Mae	5.500%	10/01/2040	60,000	63,994	63,787
Fannie Mae	5.500%	11/01/2040	16,000	17,002	16,995

64	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$20,000	$21,474	$21,491
Ginnie Mae	4.500%	10/01/2040	43,000	45,404	45,271
Ginnie Mae	4.500%	12/01/2040	186,500	195,833	195,942
Ginnie Mae	5.000%	12/01/2040	113,000	120,357	120,204

				$926,791	$926,221

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Government Agencies	$0	$2,748,540	$186,027	$2,934,567
Mortgage-Backed Securities	0	76,969	26,320	103,289
Asset-Backed Securities	0	62,815	0	62,815
Short-Term Instruments
Repurchase Agreements	0	4,020	0	4,020
U.S. Treasury Bills	0	4,142	0	4,142
PIMCO Short-Term Floating NAV Portfolio	30,636	0	0	30,636
Investments, at value	$30,636	$2,896,486	$212,347	$3,139,469

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short Sales, at value	$0	$(926,221)	$0	$(926,221)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$1,723	$0	$1,723

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(1,312)	$0	$(1,312)

Totals	$30,636	$1,970,676	$212,347	$2,213,659

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
U.S. Government Agencies	$229,581	$2,108	$(2,278)	$83	$110	$3,726	$0	$(47,303)	$186,027	$(34)
Mortgage-Backed Securities	25,611	1,215	(665)	26	45	88	0	0	26,320	51

Investments, at value	$255,192	$3,323	$(2,943)	$109	$155	$3,814	$0	$(47,303)	$212,347	$17

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$1,723	$0	$0	$1,723

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$1,312	$0	$0	$1,312

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO GNMA Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(1,327)	$0	$755	$0	$0	$(572)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(489)	$0	$(1,623)	$0	$0	$(2,112)

(1)	See note 5 in the Notes to Financial Statements for additional information.

66	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Government Money Market Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.1%

ASSET-BACKED COMMERCIAL PAPER 2.7%

Straight-A Funding LLC
0.220% due 10/19/2010	$2,700	$2,700

		2,700

GOVERNMENT AGENCY DEBT 17.0%

Bank of America N.A.
0.470% due 12/23/2010 (b)	400	400

Citigroup, Inc.
0.842% due 12/09/2010 (b)	200	200

Federal Agriculture Mortgage Corp.
3.875% due 08/19/2011	1,200	1,234

Federal Home Loan Bank
0.540% due 05/24/2011	2,800	2,799
0.560% due 05/27/2011	1,100	1,100

Freddie Mac
0.265% due 01/03/2011	1,700	1,699
0.581% due 04/07/2011	1,500	1,502
0.593% due 04/01/2011	5,300	5,304

General Electric Capital Corp.
0.373% due 03/11/2011 (b)	600	601

Goldman Sachs Group, Inc.
0.372% due 03/15/2011 (b)	200	200
1.625% due 07/15/2011 (b)	225	227

JPMorgan Chase & Co.
0.419% due 02/23/2011 (b)	100	100
0.663% due 04/01/2011 (b)	900	902

SunTrust Bank
0.942% due 12/16/2010 (b)	800	802

		17,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS 15.2%

Barclays Capital, Inc.
0.170% due 10/04/2010	$15,200	$15,200

(Dated 09/27/2010. Collateralized by Fannie Mae 0.246% due 07/26/2012 valued at $15,501. Repurchase proceeds are $15,200.)

TREASURY DEBT 21.2%

U.S. Treasury Bills
0.131% due 10/07/2010 - 02/10/2011 (a)	21,250	21,248

TREASURY REPURCHASE AGREEMENTS 44.0%

Banc of America Securities LLC
0.180% due 10/01/2010	9,000	9,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $9,181. Repurchase proceeds are $9,000.)

Barclays Capital, Inc.
0.190% due 10/01/2010	9,000	9,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $9,191. Repurchase proceeds are $9,000.)

BNP Paribas Bank
0.240% due 10/01/2010	4,000	4,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $4,090. Repurchase proceeds are $4,000.)

Citigroup Global Markets, Inc.
0.240% due 10/01/2010	4,000	4,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2012 valued at $4,087. Repurchase proceeds are $4,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	$9,000	$9,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $9,208. Repurchase proceeds are $9,000.)

Deutsche Bank AG
0.320% due 10/01/2010	5,500	5,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $5,619. Repurchase proceeds are $5,500.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $3,067. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	545	545
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $558. Repurchase proceeds are $545.)

		44,045

Total Short-Term Instruments (Cost $100,263)		100,263

Total Investments 100.1% (Cost $100,263)		$100,263

Other Assets and Liabilities (Net) (0.1%)		(60)

Net Assets 100.0%		$100,203

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average rate.
(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Asset-Backed Commercial Paper	$0	$2,700	$0	$2,700
Government Agency Debt	0	17,070	0	17,070
Government Agency Repurchase Agreements	0	15,200	0	15,200

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Treasury Debt	$0	$21,248	$0	$21,248
Treasury Repurchase Agreements	0	44,045	0	44,045
Investments, at value	$0	$100,263	$0	$100,263

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.7%

American General Finance Corp.
7.250% due 04/21/2015		$14,145	$14,239

CIT Group, Inc.
6.250% due 08/11/2015		31,000	31,305

Ford Motor Co.
3.010% due 12/15/2013		4,000	3,929

Graham Packaging Co. LP
6.000% due 09/23/2016		1,000	1,009

HCA, Inc.
2.539% due 11/17/2013		15,000	14,460

International Lease Finance Corp.
6.750% due 03/17/2015		1,700	1,730
7.000% due 03/17/2016		1,300	1,320

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		3,986	3,084
4.033% due 10/10/2014		5	4

Total Bank Loan Obligations (Cost $70,374)			71,080

CORPORATE BONDS & NOTES 28.6%

BANKING & FINANCE 15.2%

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		3,000	2,730

Ally Financial, Inc.
6.000% due 04/01/2011		300	301
6.000% due 03/15/2019		1,190	1,036
6.200% due 03/15/2016		2,652	2,486
7.000% due 05/15/2018		2,380	2,246
7.100% due 01/15/2013		3,000	3,000
7.250% due 09/15/2017		1,778	1,755
7.500% due 12/31/2013		5,400	5,792
7.500% due 11/15/2016		2,040	2,024
8.000% due 03/15/2020		1,500	1,642
8.000% due 11/01/2031		1,000	1,055

American General Finance Corp.
6.900% due 12/15/2017		1,000	840

American International Group, Inc.
4.250% due 05/15/2013		500	519
5.000% due 06/26/2017	EUR	500	645
5.450% due 05/18/2017		$515	527
5.750% due 03/15/2067	GBP	9,000	10,321
5.850% due 01/16/2018		$3,000	3,120
5.950% due 10/04/2010	GBP	1,000	1,571
6.250% due 05/01/2036		$2,650	2,584
8.175% due 05/15/2068		75	76
8.250% due 08/15/2018		1,500	1,755
8.625% due 05/22/2068	GBP	1,000	1,500

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$1,700	1,801
6.500% due 04/15/2040		4,200	4,390

Banco do Brasil S.A.
6.000% due 01/22/2020		4,000	4,480

Bank of America Corp.
6.000% due 09/01/2017		500	542

Barclays Bank PLC
7.434% due 09/29/2049		375	386

Bear Stearns Cos. LLC
6.400% due 10/02/2017 (j)		11,000	12,831
6.950% due 08/10/2012		137	151

BNP Paribas
7.195% due 06/29/2049		2,025	2,025

Cantor Fitzgerald LP
6.375% due 06/26/2015		7,000	7,205
7.875% due 10/15/2019		2,000	2,103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Capital V
10.250% due 08/15/2039		$300	$327

Centurion CDO III Ltd.
0.902% due 04/11/2013		1,461	1,402

CIT Group, Inc.
7.000% due 05/01/2013		1,441	1,456
7.000% due 05/01/2014		361	363
7.000% due 05/01/2015		362	361
7.000% due 05/01/2016		1,603	1,587
7.000% due 05/01/2017		6,344	6,241

Citigroup Capital XXI
8.300% due 12/21/2077		475	501

Citigroup, Inc.
2.384% due 08/13/2013		5,000	5,039
6.000% due 08/15/2017		500	541

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	8,000	10,933

FCE Bank PLC
7.125% due 01/16/2012	EUR	6,450	9,123
7.125% due 01/15/2013		1,600	2,274
9.375% due 01/17/2014		1,000	1,522

Ford Motor Credit Co. LLC
6.625% due 08/15/2017		$3,000	3,201
7.500% due 08/01/2012		500	531
12.000% due 05/15/2015		12,000	15,133

General Electric Capital Corp.
0.648% due 04/10/2012		1,060	1,055
4.375% due 09/16/2020 (j)		20,000	20,114
6.875% due 01/10/2039 (j)		4,000	4,609

GMAC International Finance BV
7.500% due 04/21/2015	EUR	7,500	10,506

Goldman Sachs Group, Inc.
1.246% due 01/30/2017		10,000	12,009
6.250% due 09/01/2017		$500	561

HBOS PLC
6.750% due 05/21/2018		500	503

Ineos Finance PLC
9.000% due 05/15/2015		900	944

ING Bank NV
1.089% due 03/30/2012		5,000	4,985

International Lease Finance Corp.
5.300% due 05/01/2012		50	50
5.350% due 03/01/2012		150	152
5.400% due 02/15/2012		150	151
5.625% due 09/20/2013		500	493
5.750% due 06/15/2011		200	202
5.875% due 05/01/2013		2,950	2,965
6.500% due 09/01/2014		500	539
6.750% due 09/01/2016		2,500	2,687
7.125% due 09/01/2018		25,900	28,037
8.625% due 09/15/2015		25	27
8.750% due 03/15/2017		1,500	1,612

Marina District Finance Co., Inc.
9.875% due 08/15/2018		1,000	970

Merrill Lynch & Co., Inc.
1.428% due 09/14/2018	EUR	3,000	3,370

Morgan Stanley
1.218% due 03/01/2013		1,250	1,623
1.260% due 01/16/2017		10,000	12,034

Nomura Holdings, Inc.
6.700% due 03/04/2020		3,800	4,350

NSG Holdings LLC
7.750% due 12/15/2025		$225	206

Provident Funding Associates
10.250% due 04/15/2017		6,925	7,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatari Diar Finance QSC
5.000% due 07/21/2020		$10,000	$10,539

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	7,000	9,261

Reckson Operating Partnership LP
7.750% due 03/15/2020		$12,955	13,123

Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,574

Royal Bank of Scotland Group PLC
0.728% due 04/11/2016		2,500	2,121
1.029% due 09/29/2015		7,000	6,011
3.950% due 09/21/2015		5,000	5,059
5.625% due 08/24/2020		20,000	21,006

SLM Corp.
0.728% due 10/25/2011		1,060	1,012
1.149% due 11/15/2011	EUR	1,000	1,299
5.000% due 06/15/2018		$125	100
8.000% due 03/25/2020		6,120	6,082
8.450% due 06/15/2018		10,750	10,872

SLM Corp. CPI Linked Bond
2.533% due 03/15/2012		269	253
3.503% due 06/15/2013		260	233

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (c)		3,000	2,997

UBS AG
4.875% due 08/04/2020		13,000	13,734

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	100	143

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		$150	159

Waha Aerospace BV
3.925% due 07/28/2020		17,500	18,019

			398,492

INDUSTRIALS 11.3%

Air Canada
9.250% due 08/01/2015		500	508

Alere, Inc.
8.625% due 10/01/2018		800	814

Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,021

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		10	10

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		1,973	2,328

AmeriGas Partners LP
7.125% due 05/20/2016		180	189

Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,369
6.375% due 09/15/2017		15,300	16,884
6.450% due 09/15/2036		6,500	6,528

Angel Lux Common S.A.
8.875% due 05/01/2016		305	326

ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,045

Arch Coal, Inc.
7.250% due 10/01/2020		400	424

Ardagh Packaging Finance PLC
7.375% due 10/15/2017 (c)	EUR	200	273
9.250% due 10/15/2020 (c)		100	136

Bausch & Lomb, Inc.
9.875% due 11/01/2015		$1,250	1,336

BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,025

68	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berry Plastics Corp.
8.875% due 09/15/2014	$1,000	$976

BioMed Realty LP
6.125% due 04/15/2020	2,000	2,180

Biomet, Inc.
11.625% due 10/15/2017	1,600	1,790

BorgWarner, Inc.
4.625% due 09/15/2020	3,000	3,053

Building Materials Corp. of America
7.500% due 03/15/2020	1,000	1,010

Cablevision Systems Corp.
8.000% due 04/15/2020	1,200	1,298

Capella Healthcare, Inc.
9.250% due 07/01/2017	850	912

CCO Holdings LLC
7.250% due 10/30/2017	1,000	1,019
7.875% due 04/30/2018	300	313
8.125% due 04/30/2020	1,300	1,384

Cedar Fair LP
9.125% due 08/01/2018	500	528

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	125	128

Chemtura Corp.
7.875% due 09/01/2018	800	838

Chesapeake Energy Corp.
6.625% due 08/15/2020	500	525
9.500% due 02/15/2015	1,000	1,162

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	350	380

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	625	666

Coffeyville Resources LLC
9.000% due 04/01/2015	750	795

Comcast Corp.
5.900% due 03/15/2016	500	578

Community Health Systems, Inc.
8.875% due 07/15/2015	700	746

Consol Energy, Inc.
8.250% due 04/01/2020	650	713

Continental Airlines, Inc.
6.750% due 09/15/2015	3,750	3,820

Continental Resources, Inc.
7.125% due 04/01/2021	75	78
7.375% due 10/01/2020	500	530

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	1,000	1,042

CVS Pass-Through Trust
7.507% due 01/10/2032	4,946	5,819

Delhaize America, Inc.
8.050% due 04/15/2027	25	29

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018	8,600	8,944

Denbury Resources, Inc.
8.250% due 02/15/2020	550	603

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	529

DISH DBS Corp.
7.125% due 02/01/2016	1,300	1,373

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	17	17

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,186

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Corp.
6.875% due 06/15/2014		$325	$349
7.750% due 01/15/2032		2,300	2,399
8.050% due 10/15/2030		1,700	1,779

Energy Transfer Equity LP
7.500% due 10/15/2020		675	714

Enterprise Products Operating LLC
8.375% due 08/01/2066		370	387

FBG Finance Ltd.
5.125% due 06/15/2015		2,000	2,210

Ferrellgas Partners LP
8.625% due 06/15/2020		1,000	1,078

Fidelity National Information Services, Inc.
7.625% due 07/15/2017		150	161

Forest Oil Corp.
8.500% due 02/15/2014		200	220

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037		10,000	11,168
9.250% due 04/23/2019		10,000	12,500

Georgia-Pacific LLC
7.000% due 01/15/2015		200	209
8.000% due 01/15/2024		175	197
8.875% due 05/15/2031		150	172

Global Geophysical Services, Inc.
10.500% due 05/01/2017		400	409

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		500	529

Graham Packaging Co. LP
8.250% due 10/01/2018		800	817

Graphic Packaging International, Inc.
7.875% due 10/01/2018		500	516

Harvest Operations Corp.
6.875% due 10/01/2017 (c)		750	771

HCA, Inc.
2.540% due 11/17/2013		8,000	7,720
7.250% due 09/15/2020		6,000	6,450
7.875% due 02/15/2020		4,500	4,944
8.500% due 04/15/2019		3,700	4,144
9.125% due 11/15/2014		225	238
9.250% due 11/15/2016		8,700	9,440

HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	6,000	8,507
7.500% due 10/31/2014		2,000	2,904
7.500% due 04/03/2020		3,000	4,105
8.500% due 10/31/2019		5,000	7,293

Huntsman International LLC
8.625% due 03/15/2021		$800	832

Insight Communications Co., Inc.
9.375% due 07/15/2018		800	854

Intelsat Corp.
9.250% due 08/15/2014		250	260
9.250% due 06/15/2016		410	439

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	1,010
9.500% due 06/15/2016		50	54

Interactive Data Corp.
10.250% due 08/01/2018		250	269

Intergen NV
9.000% due 06/30/2017		1,000	1,062

inVentiv Health, Inc.
10.000% due 08/15/2018		250	249

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	5,424

LifePoint Hospitals, Inc.
6.625% due 10/01/2020		575	588

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Linn Energy LLC
7.750% due 02/01/2021		$1,000	$1,014
8.625% due 04/15/2020		575	612

Lyondell Chemical Co.
8.000% due 11/01/2017		15,375	16,836
11.000% due 05/01/2018		1,000	1,111

McClatchy Co.
11.500% due 02/15/2017		450	481

McJunkin Red Man Corp.
9.500% due 12/15/2016		250	221

MGM Resorts International
10.375% due 05/15/2014		700	782

Michael Foods, Inc.
9.750% due 07/15/2018		400	430

Mueller Water Products, Inc.
8.750% due 09/01/2020		750	791

Mylan, Inc.
7.875% due 07/15/2020		300	323

NBTY, Inc.
9.000% due 10/01/2018 (c)		100	106

Newfield Exploration Co.
6.875% due 02/01/2020		50	53
7.125% due 05/15/2018		550	590

NFR Energy LLC
9.750% due 02/15/2017		500	502

Nielsen Finance LLC
7.750% due 10/15/2018 (c)		250	248

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014		3,314	3,124

Omnicom Group, Inc.
4.450% due 08/15/2020		7,000	7,211

OPTI Canada, Inc.
8.250% due 12/15/2014		250	191
9.000% due 12/15/2012		750	763

OXEA Finance
9.500% due 07/15/2017		750	812

Patheon, Inc.
8.625% due 04/15/2017		100	103

Penn Virginia Resource Partners LP
8.250% due 04/15/2018		400	416

Petrohawk Energy Corp.
7.250% due 08/15/2018		1,000	1,025

Petroleos Mexicanos
5.500% due 01/21/2021		10,000	10,700

PHH Corp.
9.250% due 03/01/2016		1,000	1,045

Pinafore LLC
9.000% due 10/01/2018		800	844

Plains Exploration & Production Co.
7.625% due 04/01/2020		1,400	1,475

President and Fellows of Harvard College
5.625% due 10/01/2038		1,000	1,172

Pride International, Inc.
6.875% due 08/15/2020		600	656
7.875% due 08/15/2040		800	887

Punch Taverns Finance B Ltd.
7.369% due 06/30/2022	GBP	6,000	9,443

Punch Taverns Finance PLC
5.883% due 10/15/2026		6,234	9,089

Quebecor Media, Inc.
7.750% due 03/15/2016		$700	725

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quicksilver Resources, Inc.
9.125% due 08/15/2019	$1,500	$1,652

Range Resources Corp.
7.500% due 10/01/2017	75	80
8.000% due 05/15/2019	1,100	1,207

RBS Global, Inc.
8.500% due 05/01/2018	750	766

Reynolds Group Issuer, Inc.
8.500% due 05/15/2018	1,000	983

SandRidge Energy, Inc.
8.625% due 04/01/2015 (d)	550	553

Scientific Games Corp.
8.125% due 09/15/2018	1,000	1,025

SPX Corp.
6.875% due 09/01/2017	100	107

Suburban Propane Partners LP
7.375% due 03/15/2020	250	267

SunGard Data Systems, Inc.
9.125% due 08/15/2013	320	328

Teck Resources Ltd.
4.500% due 01/15/2021	5,000	5,190

Tenet Healthcare Corp.
8.875% due 07/01/2019	2,500	2,772

Thermon Industries, Inc.
9.500% due 05/01/2017	600	630

Times Square Hotel Trust
8.528% due 08/01/2026	2,187	2,228

Transocean, Inc.
6.500% due 11/15/2020	750	818

TRW Automotive, Inc.
7.250% due 03/15/2017	500	534

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	1,705	1,902

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017	6,262	6,904

UHS Escrow Corp.
7.000% due 10/01/2018	825	856

Valeant Pharmaceuticals International
6.750% due 10/01/2017	100	102
7.000% due 10/01/2020	500	513
7.625% due 03/15/2020	125	159

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018	1,000	1,013

Vertellus Specialties, Inc.
9.375% due 10/01/2015	500	520

Warner Chilcott Co. LLC
7.750% due 09/15/2018	1,250	1,291

Weyerhaeuser Co.
7.375% due 03/15/2032	1,000	1,021
7.950% due 03/15/2025	300	325

Whiting Petroleum Corp.
6.500% due 10/01/2018	900	925

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	1,000	1,126

Windstream Corp.
8.125% due 09/01/2018	500	520
8.625% due 08/01/2016	550	584

WMG Acquisition Corp.
9.500% due 06/15/2016	500	538

Wynn Las Vegas LLC
7.750% due 08/15/2020	1,000	1,060

		294,831

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.1%

AES Corp.
8.000% due 10/15/2017	$325	$353
8.000% due 06/01/2020	50	54
8.875% due 02/15/2011	50	52
9.750% due 04/15/2016	1,500	1,732

AES Ironwood LLC
8.857% due 11/30/2025	198	204

Berry Petroleum Co.
10.250% due 06/01/2014	250	283

BP Capital Markets PLC
0.422% due 04/11/2011	1,300	1,296
4.500% due 10/01/2020 (c)	8,700	8,915
4.750% due 03/10/2019 (j)	13,200	13,827

Calpine Corp.
7.875% due 07/31/2020	3,000	3,097

Cricket Communications, Inc.
10.000% due 07/15/2015	150	163

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	351

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	260

Energy Future Holdings Corp.
9.750% due 10/15/2019	100	98
10.000% due 01/15/2020	3,000	2,993

Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	600	587

Frontier Communications Corp.
7.125% due 03/15/2019	1,200	1,236

Inergy LP
7.000% due 10/01/2018	1,000	1,030

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	81
8.625% due 11/14/2011	25	26

Korea Electric Power Corp.
3.000% due 10/05/2015 (c)	2,000	1,999

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	263

Midwest Generation LLC
8.560% due 01/02/2016	798	789

NGPL PipeCo LLC
7.119% due 12/15/2017	500	543
7.768% due 12/15/2037	1,000	1,038

NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,541
8.250% due 09/01/2020	3,300	3,420

Qwest Corp.
7.500% due 06/15/2023	2,000	2,020

RRI Energy, Inc.
7.875% due 06/15/2017	500	469

Sithe Independence Funding Corp.
9.000% due 12/30/2013	377	391

Sprint Capital Corp.
6.900% due 05/01/2019	300	303
8.750% due 03/15/2032	1,500	1,582

Sprint Nextel Corp.
6.000% due 12/01/2016	160	159

Telecom Italia Capital S.A.
7.200% due 07/18/2036	4,300	4,637

		55,792

Total Corporate Bonds & Notes (Cost $699,932)		749,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.3%

BANKING & FINANCE 0.0%

U.S. Bancorp
0.000% due 09/20/2036	$305	$286

INDUSTRIALS 0.3%

Chesapeake Energy Corp.
2.500% due 05/15/2037	1,200	1,050

Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	400	394

Transocean, Inc.
1.500% due 12/15/2037	5,000	4,919

		6,363

Total Convertible Bonds & Notes (Cost $6,075)		6,649

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.7%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	300	342

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	7,000	7,593
7.043% due 04/01/2050	2,340	2,580

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	7,000	7,837

		18,352

MICHIGAN 0.2%

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	5,000	5,004

NEW YORK 0.1%

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.508% due 08/01/2037	2,000	2,081

OHIO 0.0%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	1,500	1,538

Total Municipal Bonds & Notes (Cost $25,552)		26,975

U.S. GOVERNMENT AGENCIES 40.1%

Fannie Mae
0.316% due 12/25/2036 (j)	187	184
0.376% due 03/25/2034 (j)	84	83
0.406% due 08/25/2034 (j)	33	31
0.606% due 11/25/2032	10	10
0.606% due 03/25/2044 (j)	53	52
0.656% due 06/25/2029	14	14
0.656% due 09/25/2032 - 08/25/2036 (j)	101	101
0.657% due 04/18/2028 - 09/18/2031	24	24
0.681% due 11/25/2021	15	15
0.731% due 07/25/2021	22	22
0.981% due 08/25/2022	12	11
1.081% due 05/25/2022	10	10
1.131% due 05/25/2018 (j)	35	36
1.131% due 10/25/2020	14	14
1.181% due 04/25/2021	11	11
1.181% due 05/25/2021 - 10/25/2021 (j)	68	70

70	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.481% due 01/25/2024 (j)	$38	$38
1.580% due 11/01/2028 (j)	691	707
1.581% due 11/25/2021 (j)	46	47
1.586% due 10/01/2044	16	16
1.786% due 10/01/2040 (j)	150	152
1.991% due 11/01/2033 (j)	118	122
2.040% due 03/25/2022	22	22
2.070% due 02/01/2032 (j)	72	75
2.090% due 09/25/2022 - 12/01/2035	47	48
2.135% due 12/01/2034 (j)	235	242
2.140% due 01/25/2022 (j)	60	62
2.177% due 07/01/2019 (j)	76	79
2.195% due 01/01/2018 (j)	60	62
2.215% due 01/01/2035 (j)	134	138
2.253% due 09/25/2022	11	11
2.282% due 08/01/2033 (j)	181	189
2.330% due 06/01/2025	4	4
2.500% due 07/01/2025 - 07/01/2032 (j)	324	339
2.504% due 09/01/2033 (j)	52	54
2.516% due 04/01/2033	11	11
2.547% due 07/01/2035 (j)	42	44
2.553% due 10/01/2035 (j)	432	455
2.565% due 05/01/2024 (j)	49	51
2.566% due 07/01/2032 (j)	39	41
2.575% due 05/01/2024 (j)	111	116
2.590% due 12/01/2032 (j)	47	49
2.594% due 12/01/2033 (j)	111	116
2.605% due 08/01/2032 (j)	31	32
2.607% due 03/01/2033 (j)	342	358
2.637% due 04/01/2032 (j)	87	91
2.648% due 02/01/2032	21	22
2.650% due 11/01/2033	15	15
2.661% due 07/01/2025	3	3
2.670% due 03/01/2034 (j)	46	48
2.681% due 12/01/2035	7	7
2.683% due 05/01/2018	18	18
2.722% due 10/01/2025 (j)	72	76
2.798% due 04/01/2024	18	19
2.807% due 07/01/2036 (j)	68	72
2.880% due 06/01/2019	17	18
2.949% due 01/01/2018	7	7
2.949% due 03/01/2036 (j)	359	377
2.968% due 08/01/2032	26	27
2.971% due 01/01/2035 (j)	247	260
2.983% due 10/01/2034 (j)	220	231
3.034% due 10/01/2032 (j)	37	38
3.040% due 04/01/2017	5	5
3.041% due 07/01/2017 - 07/01/2018	41	42
3.041% due 05/01/2018 - 07/01/2018 (j)	82	84
3.047% due 11/01/2020	13	13
3.047% due 11/01/2020 (j)	50	50
3.073% due 03/01/2020	11	11
3.075% due 09/01/2017	11	11
3.075% due 03/01/2033 (j)	69	70
3.125% due 08/01/2018 (j)	35	35
3.125% due 12/01/2020	11	11
3.170% due 01/01/2019	9	9
3.250% due 09/01/2024 (j)	253	263
3.258% due 01/01/2028	4	4
3.287% due 12/01/2027	6	6
3.325% due 08/01/2017	18	19
3.328% due 09/01/2017	14	15
3.359% due 07/01/2017	3	3
3.396% due 11/01/2018	1	1
3.468% due 07/01/2032 (j)	661	689
3.500% due 02/01/2028	4	4
3.547% due 10/01/2025	4	5
3.570% due 08/01/2026	17	17
3.575% due 08/01/2017	15	15
3.591% due 07/01/2026	14	14
3.658% due 05/01/2019	9	10
3.661% due 05/01/2028	9	10
3.664% due 09/01/2035 (j)	43	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.718% due 01/01/2029 (j)	$166	$170
3.729% due 07/01/2018	7	7
3.733% due 06/01/2032 (j)	358	375
3.875% due 07/01/2017 - 01/01/2027	27	28
4.000% due 06/01/2017 - 10/01/2040	53,121	54,599
4.000% due 01/01/2039 - 10/01/2040 (j)	269,648	277,491
4.013% due 03/01/2016	4	5
4.136% due 04/01/2028	19	20
4.221% due 12/01/2027 (j)	27	28
4.278% due 01/01/2018	6	7
4.324% due 11/01/2029 (j)	76	80
4.375% due 10/01/2016 - 11/01/2016	15	15
4.382% due 09/01/2030 (j)	73	76
4.395% due 09/01/2031 (j)	161	166
4.500% due 09/01/2016 - 09/01/2017	16	16
4.500% due 02/01/2039 - 07/25/2040 (j)	342,114	358,785
4.668% due 09/01/2024	6	7
4.975% due 09/01/2022 (j)	30	31
5.000% due 01/01/2016 - 06/25/2043 (j)	507	539
5.136% due 09/01/2018	22	24
5.299% due 10/01/2033	8	9
5.500% due 11/25/2032 - 04/25/2037	31,614	34,499
5.500% due 04/01/2033 - 06/01/2048 (j)	156,094	166,620
5.525% due 03/01/2036 (j)	62	65
5.814% due 02/25/2037 (b)(j)	5,956	739
5.967% due 10/01/2036 (j)	58	62
6.000% due 06/25/2029 - 09/01/2037 (j)	12,499	13,599
6.094% due 01/25/2040 (b)(j)	14,383	2,218
6.194% due 10/25/2039 (b)(j)	17,785	1,903
6.244% due 02/25/2037 (b)(j)	15,224	2,453
6.294% due 10/25/2036 (b)(j)	10,053	1,337
6.418% due 04/01/2027 (j)	131	132
6.500% due 06/25/2028 - 10/25/2031 (j)	389	434
6.500% due 02/01/2036	712	776
6.850% due 12/18/2027 (j)	38	43
6.900% due 05/25/2023 (j)	138	156
7.000% due 07/25/2022 - 08/01/2036 (j)	1,451	1,618
7.000% due 12/25/2023	57	66
7.202% due 01/17/2040 (j)	2,630	2,747
7.381% due 06/25/2042	64	76
7.500% due 07/25/2022 - 06/25/2042 (j)	268	310
7.500% due 10/25/2022 - 12/25/2030	36	41
7.660% due 05/01/2015 (j)	909	982
8.000% due 07/25/2022 (j)	39	47
8.600% due 08/25/2019 (j)	274	314

Freddie Mac
0.000% due 07/15/2034 (b)	5,390	866
0.362% due 03/09/2011 (i)	23	23
0.365% due 08/05/2011 (i)	221	221
0.593% due 04/01/2011 (i)	6,545	6,550
1.786% due 07/25/2044 (j)	35	35
2.125% due 04/01/2017 (j)	298	306
2.227% due 05/01/2035 (j)	287	298
2.358% due 06/01/2033 (j)	51	53
2.359% due 02/01/2033	6	6
2.374% due 08/01/2034	4	4
2.500% due 10/01/2024 (j)	49	51
2.509% due 09/01/2023 (j)	37	38
2.561% due 05/01/2029 (j)	123	129
2.598% due 05/01/2033 (j)	60	62
2.611% due 10/01/2026	4	4
2.622% due 01/01/2033 (j)	28	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 07/01/2017 (j)	$40	$42
2.633% due 04/01/2033	5	6
2.635% due 07/01/2025 (j)	86	90
2.653% due 11/01/2031 (j)	87	90
2.670% due 09/01/2033 (j)	385	402
2.685% due 01/01/2035 (j)	289	302
2.701% due 07/01/2033 (j)	49	51
2.702% due 01/01/2033 (j)	27	28
2.709% due 07/01/2034 (j)	282	294
2.724% due 10/01/2032 (j)	90	94
2.738% due 09/01/2034	233	243
2.752% due 03/01/2031 (j)	134	141
2.755% due 12/01/2034 (j)	64	67
2.771% due 09/01/2024 (j)	36	38
2.798% due 08/01/2024 (j)	28	29
2.806% due 09/01/2033	18	19
2.855% due 11/01/2029 (j)	641	673
2.879% due 09/01/2032 (j)	189	190
2.890% due 08/01/2034 (j)	263	267
2.902% due 03/01/2032 (j)	636	666
2.913% due 01/01/2035 (j)	229	240
3.012% due 07/01/2024	15	16
3.032% due 07/01/2033 (j)	194	205
3.109% due 06/01/2019	25	26
3.125% due 01/01/2020	22	22
3.146% due 08/01/2035	15	15
3.180% due 02/01/2018 (j)	45	47
3.230% due 09/01/2031 (j)	279	289
3.303% due 02/01/2026 (j)	59	62
3.309% due 11/01/2035 (j)	259	272
3.346% due 11/01/2017	18	18
3.348% due 12/01/2033 (j)	339	357
3.362% due 05/01/2019	8	8
3.735% due 05/01/2019 (j)	312	316
3.755% due 06/01/2019 (j)	55	56
4.000% due 02/15/2017 (j)	59	60
4.386% due 02/01/2015 (j)	57	57
4.504% due 03/01/2025 (j)	51	51
4.867% due 09/01/2018 (j)	37	39
4.880% due 03/01/2025	2	2
5.030% due 04/01/2036 (j)	39	41
5.228% due 02/01/2036 (j)	98	103
5.306% due 09/01/2037 (j)	42	44
5.427% due 09/01/2037	14	15
5.461% due 04/01/2036 (j)	52	55
5.500% due 08/15/2036 - 02/01/2038 (j)	19,164	20,773
5.522% due 05/01/2037 (j)	45	47
5.687% due 06/01/2037	6	6
5.729% due 12/01/2037	24	26
5.744% due 09/01/2037	18	19
5.777% due 11/01/2036	9	10
5.810% due 08/01/2037	3	3
5.826% due 08/01/2037	15	16
5.844% due 01/01/2037 (j)	594	633
5.849% due 09/01/2037 (j)	30	32
5.911% due 08/01/2036	17	18
5.965% due 09/01/2036	10	11
6.000% due 03/15/2017	5	6
6.000% due 08/15/2018 - 02/15/2032 (j)	10,308	11,351
6.040% due 10/01/2035 (j)	285	293
6.172% due 02/01/2037	17	18
6.443% due 01/15/2036 (b)	18,465	2,497
6.500% due 11/15/2021 - 03/15/2024 (j)	367	412
6.500% due 04/15/2029	1,264	1,411
6.750% due 01/15/2024	39	42
6.843% due 06/15/2032 (b)(j)	10,155	1,170
7.000% due 10/15/2013 - 12/01/2047 (j)	2,129	2,399
7.064% due 09/01/2037 (j)	582	622
7.500% due 09/01/2011	16	17
7.500% due 06/01/2014 - 01/15/2023 (j)	624	685
8.500% due 06/15/2031 (j)	624	729
8.763% due 05/15/2023 (j)	53	60

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.000% due 09/15/2020 - 02/15/2021 (j)		$296	$342
20.261% due 10/15/2031 (j)		460	600

Ginnie Mae
2.000% due 01/20/2035		10	10
2.750% due 01/20/2032 - 03/20/2032 (j)		317	326
3.000% due 10/20/2030 - 10/20/2032 (j)		195	202
3.000% due 12/20/2033		21	21
3.125% due 10/20/2025 - 12/20/2026		30	31
3.250% due 02/20/2029 (j)		39	40
3.375% due 06/20/2022 - 05/20/2029		90	93
3.375% due 04/20/2032 - 06/20/2032 (j)		347	358
3.625% due 08/20/2027		3	3
3.625% due 10/20/2029 (j)		160	165
4.000% due 06/15/2039 - 04/15/2040 (j)		49,358	51,131
4.125% due 08/20/2033		22	23
5.500% due 04/20/2037 (j)		60	68
6.100% due 06/15/2028 - 03/15/2029 (j)		1,783	1,968
6.490% due 01/15/2028 - 01/15/2029 (j)		1,760	1,981
27.274% due 03/20/2031 (j)		1,212	2,031

Small Business Administration
4.628% due 03/10/2013		301	316
5.370% due 04/01/2028		1,648	1,850
7.100% due 02/01/2017		48	53

Vendee Mortgage Trust
6.500% due 09/15/2024		239	254

Total U.S. Government Agencies (Cost $1,029,174)			1,050,868

U.S. TREASURY OBLIGATIONS 6.6%

Treasury Inflation Protected Securities (f)
2.125% due 02/15/2040 (j)		10,087	11,266

U.S. Treasury Notes
2.500% due 06/30/2017		30,200	31,469
3.125% due 05/15/2019		64,500	68,567
3.375% due 11/15/2019		8,700	9,376
3.625% due 08/15/2019		48,200	53,020

Total U.S. Treasury Obligations (Cost $171,914)			173,698

MORTGAGE-BACKED SECURITIES 55.4%

Adjustable Rate Mortgage Trust
2.854% due 03/25/2035		11,046	9,993
3.042% due 01/25/2036		2,299	1,607
3.113% due 05/25/2035		636	632
5.323% due 11/25/2035		1,545	1,239
5.343% due 01/25/2036		1,597	1,401

American Home Mortgage Investment Trust
2.251% due 10/25/2034		4,323	3,226
2.678% due 02/25/2045		1,750	1,523
5.350% due 11/25/2045		16,572	12,996

Arkle Master Issuer PLC
0.459% due 02/17/2052		6,000	5,928

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	8,000	10,891
2.403% due 05/16/2047		4,000	5,446

ASG Resecuritization Trust
5.595% due 03/26/2037		$1,020	1,030

Banc of America Alternative Loan Trust
4.750% due 02/25/2019		102	103
5.500% due 07/25/2020		303	296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2021		$142	$136
6.000% due 11/25/2021		1,656	1,537
6.000% due 11/25/2034		141	143
6.000% due 12/25/2034		134	126
6.000% due 06/25/2046		6,525	5,376

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		112	114
5.634% due 07/10/2046		550	596
6.186% due 06/11/2035		245	257

Banc of America Funding Corp.
0.756% due 06/26/2035		9,443	8,640
0.756% due 07/25/2036		1,925	1,451
0.756% due 07/26/2036		4,965	4,797
2.893% due 05/25/2035		114	33
2.940% due 03/20/2035		2,502	2,439
2.993% due 05/20/2034		1,886	1,755
3.183% due 06/20/2035		152	73
3.205% due 12/20/2034		1,042	723
4.000% due 02/20/2036		159	149
5.500% due 09/25/2035		4,233	3,964
5.500% due 03/25/2036		945	862
5.674% due 05/20/2036		1,607	1,585
5.750% due 10/25/2035		343	323
5.888% due 04/25/2037		785	626
5.929% due 10/20/2046		1,531	1,037
6.000% due 09/25/2036		15,423	11,730

Banc of America Large Loan, Inc.
1.007% due 08/15/2029		3,000	2,448
5.698% due 06/24/2050		4,100	4,525

Banc of America Mortgage Securities, Inc.
0.706% due 01/25/2034		9	9
0.956% due 10/25/2035		336	282
2.792% due 05/25/2034		115	105
2.866% due 06/25/2035		476	410
2.872% due 04/25/2034		113	104
2.900% due 08/25/2034		386	368
2.924% due 03/25/2034		61	59
2.957% due 05/25/2034		1,189	1,112
2.992% due 04/25/2035		1,838	1,449
3.021% due 08/25/2034		226	207
3.161% due 09/25/2034		1,050	997
3.179% due 09/25/2035		1,360	1,093
3.180% due 02/25/2035		4,672	4,094
3.355% due 12/25/2033		38	36
3.414% due 10/25/2034		1,090	1,031
3.422% due 12/25/2033		407	390
3.470% due 11/25/2035		2,884	2,191
3.499% due 01/25/2034		807	765
3.516% due 02/25/2034		278	253
3.530% due 07/20/2032		171	168
3.969% due 10/25/2035		174	146
5.134% due 09/25/2035		1,340	1,297
5.227% due 12/25/2034		548	523
5.375% due 06/25/2035		6,507	6,104
6.000% due 09/25/2037		2,182	1,974
6.500% due 09/25/2033		139	144

Bancaja Fondo de Titulizacion de Activos
1.011% due 05/22/2050	EUR	9,303	10,067

BCAP LLC Trust
4.040% due 11/26/2035		$3,119	3,096
4.501% due 11/26/2035		11,000	9,991
5.240% due 05/26/2036		5,380	5,376
5.280% due 10/26/2035		853	851
5.340% due 04/26/2037		868	873
5.347% due 05/26/2047		5,865	6,020
5.490% due 04/26/2037		3,393	3,460
5.500% due 12/26/2035		6,423	6,421
5.769% due 07/26/2037		4,120	4,168

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035		1,761	1,558
2.616% due 04/25/2034		1,100	1,055
2.939% due 11/25/2034		3,280	2,933
3.063% due 10/25/2035		7,562	6,833

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.118% due 03/25/2035	$4,581	$3,778
3.199% due 10/25/2034	1,295	1,073
3.284% due 01/25/2035	2,071	1,744
3.580% due 04/25/2034	3,855	3,282
3.691% due 11/25/2034	841	804
4.765% due 04/25/2034	1,871	1,735
4.999% due 07/25/2034	3,991	3,842
5.329% due 03/25/2035	1,374	1,229
5.347% due 05/25/2047	1,692	1,301
5.699% due 02/25/2036	2,184	1,575

Bear Stearns Alt-A Trust
0.416% due 06/25/2046	2,720	1,188
2.725% due 01/25/2035	378	303
2.762% due 03/25/2035	701	498
5.011% due 01/25/2036	3,682	2,200
5.226% due 03/25/2036	373	196
6.160% due 08/25/2036	10,366	6,769

Bear Stearns Alt-A Trust II
5.594% due 09/25/2047	715	456

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,000	1,081
5.808% due 03/13/2040	3,989	3,343
5.907% due 06/11/2040	5,800	6,307
7.000% due 05/20/2030	20,100	22,888

CC Mortgage Funding Corp.
0.386% due 05/25/2048	320	119

Chase Mortgage Finance Corp.
2.904% due 02/25/2037	4,543	4,281
3.146% due 02/25/2037	853	861
5.000% due 11/25/2033	201	210
5.402% due 12/25/2035	3,313	3,141
5.933% due 09/25/2036	15	15
5.949% due 12/25/2037	2,593	2,391
6.000% due 09/25/2036	2,000	1,585
6.000% due 10/25/2036	1,165	1,077
6.000% due 02/25/2037	7,000	5,757
6.000% due 03/25/2037	3,600	3,185
6.000% due 05/25/2037	3,269	2,847

Citicorp Mortgage Securities, Inc.
5.500% due 06/25/2037	6,338	5,804
5.500% due 07/25/2037	7,511	6,573

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	230	209
2.917% due 08/25/2035	1,298	1,226
2.986% due 09/25/2034	8,079	7,661
3.074% due 03/25/2034	36	37
4.900% due 12/25/2035	3,772	3,526
5.118% due 05/25/2035	1,880	1,609
5.214% due 09/25/2035	3,575	3,202
5.320% due 03/25/2036	8,559	6,730
5.548% due 11/25/2036	3,126	2,409

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	6,229
5.617% due 10/15/2048	12,860	14,016
5.886% due 11/15/2044	5,924	6,414

CitiMortgage Alternative Loan Trust
5.750% due 12/25/2036	2,000	1,524
5.750% due 03/25/2037	3,400	2,536
6.000% due 07/25/2036	1,768	1,293

Commercial Mortgage Pass-Through Certificates
6.586% due 07/16/2034	14,493	15,900

Countrywide Alternative Loan Trust
0.416% due 02/25/2047	1,583	1,007
0.426% due 01/25/2037	590	325
0.436% due 06/25/2047	14,595	8,152
0.446% due 09/25/2046	13,955	7,297
0.467% due 05/20/2046	1,977	1,060
0.516% due 07/25/2035	96	61
0.536% due 12/25/2035	350	245
0.566% due 08/25/2035	4,817	2,387
0.606% due 09/25/2035	305	178
0.656% due 03/25/2034	48	46

72	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.706% due 09/25/2035	$482	$331
1.056% due 01/25/2036	3,144	2,114
1.696% due 07/20/2035	182	110
5.157% due 12/25/2035	1,075	787
5.467% due 09/15/2039	16,230	14,719
5.500% due 08/25/2034	1,200	1,207
5.500% due 02/25/2036	3,417	2,763
5.544% due 03/25/2047	900	875
5.750% due 07/25/2037	1,404	1,059
5.750% due 04/25/2047	1,500	1,003
5.773% due 02/25/2037	4,851	3,495
5.931% due 08/25/2036	1,887	1,301
6.000% due 12/25/2033	115	113
6.000% due 02/25/2034	10	11
6.000% due 04/25/2036	2,999	2,252
6.000% due 02/25/2037	10,000	7,383
6.000% due 04/25/2037	2,001	1,362
6.250% due 08/25/2037	1,777	1,248
6.500% due 06/25/2036	1,351	847
6.500% due 09/25/2036	5,704	3,763
7.000% due 08/25/2034	581	500
7.500% due 12/25/2034	237	239

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	807	527
0.526% due 03/25/2035	1,587	1,204
0.576% due 03/25/2035	255	151
0.626% due 02/25/2035	249	158
2.427% due 09/25/2034	180	118
2.914% due 05/25/2034	684	638
2.916% due 06/25/2033	461	421
3.015% due 07/19/2033	501	453
3.172% due 02/20/2035	4,656	4,078
3.182% due 02/25/2034	204	197
3.251% due 11/20/2034	1,180	1,029
3.291% due 05/19/2033	173	165
3.828% due 02/25/2034	111	101
4.570% due 12/19/2033	488	480
4.669% due 02/20/2036	151	119
5.114% due 02/25/2047	353	215
5.223% due 04/25/2035	846	756
5.250% due 12/25/2027	3,775	3,286
5.500% due 08/25/2035	12,561	10,739
5.500% due 09/25/2035	6,371	5,303
5.500% due 10/25/2035	952	906
5.500% due 01/25/2036	600	557
5.750% due 05/25/2037	1,233	1,107
5.750% due 07/25/2037	5,000	4,267
6.000% due 05/25/2036	1,185	1,051
6.000% due 03/25/2037	3,905	3,230
6.000% due 04/25/2037	1,920	1,633
6.000% due 05/25/2037	21,736	16,728
6.000% due 07/25/2037	4,261	3,346
6.250% due 09/25/2036	2,000	1,791

Credit Suisse First Boston Mortgage Securities Corp.
0.956% due 11/25/2035	4,984	3,235
1.406% due 03/25/2034	849	719
2.494% due 07/25/2033	185	175
2.682% due 08/25/2033	1,469	1,447
5.250% due 12/25/2020	144	146
5.250% due 08/25/2035	1,226	1,208
5.296% due 03/25/2034	155	133
5.603% due 07/15/2035	500	531
5.750% due 04/22/2033	554	571

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022	3,800	3,521
5.000% due 04/25/2037	2,111	1,965
5.430% due 04/26/2037	2,238	2,233
5.467% due 09/15/2039	1,900	2,003
5.467% due 09/18/2039	5,650	6,155
5.500% due 03/25/2037	2,780	2,592
5.509% due 04/15/2047	3,000	3,232
5.695% due 09/15/2040	3,000	3,013
6.000% due 02/25/2037	2,000	1,760
6.000% due 06/25/2037	14,461	11,860

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 08/25/2036		$6,810	$5,335
6.500% due 07/26/2036		912	226

Credit-Based Asset Servicing & Securitization LLC
5.650% due 10/25/2036		312	313

DECO Series
0.902% due 01/27/2020	GBP	9,334	12,550

Deutsche ALT-A Securities, Inc.
0.406% due 02/25/2047		$1,354	739
0.574% due 10/25/2035		16	16
3.109% due 10/25/2035		2,130	1,545
5.000% due 10/25/2018		552	570

Deutsche Mortgage Securities, Inc.
5.205% due 06/26/2035		733	736
5.210% due 06/26/2035		2,042	1,822

Developers Diversified Realty Corp.
5.730% due 10/14/2022		1,800	1,983

Downey Savings & Loan Association Mortgage Loan Trust
0.437% due 04/19/2048		633	255
0.657% due 11/19/2044		362	139
2.628% due 07/19/2044		72	61

E-MAC NL BV
1.064% due 07/25/2036	EUR	1,660	1,885

Eurosail PLC
0.885% due 12/15/2044	GBP	2,670	3,516
0.885% due 03/13/2045		4,115	5,462
0.999% due 03/13/2045	EUR	3,342	4,203
1.039% due 03/13/2045		3,100	3,455

First Horizon Alternative Mortgage Securities
0.626% due 02/25/2037		$894	475
2.373% due 02/25/2035		5,185	4,296
2.374% due 08/25/2035		4,760	3,535

First Horizon Asset Securities, Inc.
0.756% due 03/25/2018		91	86
2.786% due 03/25/2033		273	268
2.800% due 06/25/2034		383	398
2.875% due 06/25/2035		5,786	5,081
2.887% due 10/25/2034		1,409	1,361
5.335% due 02/25/2035		3,345	3,323
5.447% due 01/25/2037		2,572	2,133
5.557% due 10/25/2035		214	190
6.250% due 11/25/2037		1,007	934

First Republic Mortgage Loan Trust
0.607% due 11/15/2031		48	44
0.757% due 11/15/2030		563	537

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		500	527

GMAC Mortgage Corp. Loan Trust
3.332% due 05/25/2035		573	477
4.981% due 05/25/2035		394	362
5.255% due 03/18/2035		124	117
5.348% due 11/19/2035		6,329	6,098

Great Hall Mortgages PLC
1.009% due 03/18/2039	EUR	1,155	1,332
1.029% due 06/18/2038		870	1,026

Greenpoint Mortgage Funding Trust
0.436% due 01/25/2037		$2,441	1,477
0.496% due 08/25/2045		971	562
0.516% due 10/25/2045		887	544

GS Mortgage Securities Corp.
7.500% due 10/25/2036		664	692

GS Mortgage Securities Corp. II
1.308% due 03/06/2020		2,000	1,670
1.724% due 08/10/2043 (b)		94,620	8,623
4.592% due 08/10/2043		14,200	15,266
5.560% due 11/10/2039		10,000	10,668

GSAA Trust
6.000% due 04/01/2034		192	201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
2.230% due 04/25/2032		$51	$43
2.844% due 09/25/2035		138	127
2.922% due 08/25/2034		265	222
2.923% due 09/25/2035		360	296
3.086% due 09/25/2034		153	136
5.086% due 04/25/2035		3,588	3,321
5.196% due 11/25/2035		334	326
5.366% due 10/25/2035		5,843	5,508
5.500% due 01/25/2037		16,800	15,252
5.750% due 02/25/2036		4,331	3,993
5.750% due 02/25/2037		540	457
5.764% due 03/25/2037		10,670	9,622
6.000% due 06/25/2036		7,500	6,751
6.000% due 09/25/2036		7,623	6,398
6.500% due 10/25/2036		4,366	3,881

Harborview Mortgage Loan Trust
0.427% due 12/19/2036		505	323
0.447% due 01/19/2038		4,658	2,925
0.467% due 11/19/2036		21,754	13,871
0.477% due 07/19/2047		1,900	1,169
0.497% due 01/19/2036		214	127
0.507% due 01/19/2036		235	146
0.537% due 02/19/2036		4,638	2,812
0.567% due 11/19/2035		1,140	757
0.567% due 08/19/2045		1,027	709
0.637% due 01/19/2035		972	504
0.657% due 11/19/2034		262	153
2.956% due 07/19/2035		6,049	4,898
3.075% due 12/19/2035		316	226
3.331% due 01/19/2035		1,732	1,332
5.750% due 08/19/2036		4,003	2,708
5.916% due 06/19/2036		1,043	575

Indymac INDA Mortgage Loan Trust
5.702% due 07/25/2037		2,444	1,994

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046		1,200	693
0.466% due 05/25/2046		1,658	942
1.056% due 08/25/2034		255	165
2.612% due 08/25/2035		1,203	910
2.728% due 06/25/2035		331	260
2.829% due 03/25/2035		6,479	5,547
2.915% due 09/25/2036		989	691
3.007% due 03/25/2035		122	113
3.102% due 10/25/2034		234	213
3.106% due 01/25/2035		3,353	2,479
4.958% due 06/25/2037		1,376	753
5.313% due 11/25/2035		3,026	2,336
5.369% due 05/25/2036		8,336	6,871
5.428% due 06/25/2036		594	455
5.454% due 12/25/2035		98	74

IntesaBci Sec 2 SRL
1.169% due 08/28/2023	EUR	1,026	1,388

JLOC Ltd.
0.500% due 02/16/2016	JPY	5,579	51

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037		$17,430	15,083
5.550% due 10/25/2036		188	176
5.773% due 05/25/2036		1,149	727

JPMorgan Chase Commercial Mortgage Securities Corp.
2.387% due 06/15/2043 (b)		19,937	1,668
5.721% due 03/18/2051		2,000	1,832

JPMorgan Mortgage Trust
2.694% due 10/25/2033		491	487
2.971% due 07/25/2035		2,110	1,917
2.973% due 07/25/2035		1,146	1,051
3.106% due 08/25/2035		11,081	9,606
3.188% due 04/25/2035		3,894	3,474
3.353% due 10/25/2035		375	324
4.530% due 11/25/2035		1,007	961
5.000% due 07/25/2036		4,415	4,060

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.341% due 10/25/2035		$3,498	$3,380
5.392% due 01/25/2037		1,750	1,325
5.500% due 01/25/2021		464	469
5.500% due 03/25/2022		429	404
5.500% due 01/25/2036		1,898	1,599
5.587% due 10/25/2035		44	38
5.631% due 04/25/2037		2,000	1,547
5.653% due 06/25/2036		311	244
5.722% due 05/25/2036		6,094	5,317
5.747% due 04/25/2036		3,400	2,837
5.750% due 03/25/2037		2,731	2,320
5.877% due 06/25/2037		6,290	5,635
5.893% due 10/25/2036		26	23
5.915% due 06/25/2036		141	135
6.000% due 08/25/2037		585	518
6.077% due 10/25/2036		1,023	905
6.500% due 09/25/2035		1,592	1,500
7.000% due 08/25/2037		3,533	3,073

Kensington Mortgage Securities PLC
1.048% due 06/14/2040	EUR	5,300	6,116

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038		$500	536
5.430% due 02/15/2040		500	524

Leasimpresa Finance Srl
1.006% due 12/22/2025	EUR	9,135	11,910

Lehman Mortgage Trust
6.405% due 04/25/2036		$5,466	5,111

Lehman XS Trust
0.356% due 05/25/2046		827	421

Mansard Mortgages
1.375% due 12/15/2049	GBP	4,125	5,517

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037		$786	404
2.526% due 09/25/2033		1,610	1,427
2.561% due 07/25/2035		2,554	1,992
2.760% due 10/25/2032		1,072	1,084
2.903% due 11/21/2034		2,405	2,159
2.930% due 12/21/2034		894	336
2.934% due 04/21/2034		40	40

MASTR Alternative Loans Trust
7.000% due 06/25/2034		83	83

MASTR Asset Securitization Trust
5.500% due 07/25/2033		157	164
6.000% due 10/25/2022		814	763

MASTR Reperforming Loan Trust
0.606% due 05/25/2035		1,179	967
6.000% due 08/25/2034		1,153	1,144

MASTR Seasoned Securities Trust
2.958% due 10/25/2032		576	548
4.608% due 10/25/2032		1,120	980
6.500% due 08/25/2032		490	512

Mellon Residential Funding Corp.
0.607% due 11/15/2031		1,724	1,637
0.697% due 12/15/2030		39	36
0.997% due 09/15/2030		481	465

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037		582	263
5.334% due 06/25/2037		443	229

Merrill Lynch Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049		8,000	8,664

Merrill Lynch Floating Trust
0.796% due 07/09/2021		4,999	4,653

Merrill Lynch Mortgage Investors, Inc.
2.752% due 06/25/2035		3,500	2,954
2.799% due 02/25/2035		7,000	6,436
2.852% due 02/25/2034		512	495
2.999% due 05/25/2034		508	471
3.396% due 09/25/2033		40	39

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.081% due 12/25/2035		$271	$218
4.936% due 03/25/2036		2,725	1,723
5.250% due 08/25/2036		98	97

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		927	835
0.596% due 04/25/2028		96	88
1.049% due 01/25/2030		283	264
1.114% due 10/25/2028		503	482
2.023% due 01/25/2029		431	405
2.045% due 01/25/2029		4,842	4,006
2.059% due 05/25/2029		325	325
2.080% due 04/25/2029		1,519	1,471
2.336% due 08/25/2029		1,617	1,557
2.543% due 12/25/2034		3,769	3,562

Morgan Stanley Capital I
5.328% due 11/12/2041		580	622
5.364% due 03/15/2044		11,925	12,421
5.809% due 12/12/2049		1,300	1,378

Morgan Stanley Mortgage Loan Trust
2.177% due 07/25/2034		939	853
2.508% due 07/25/2035		790	570
2.793% due 10/25/2034		367	309
5.175% due 06/25/2036		56	53
5.444% due 12/25/2035		5,454	4,750
5.596% due 07/25/2035		122	112
6.000% due 08/25/2037		2,000	1,810

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		10,100	11,065

Mortgages PLC
0.975% due 10/31/2038	GBP	2,680	3,860

Nemus Funding PLC
0.960% due 02/15/2020		8,329	10,860

Newgate Funding PLC
0.915% due 12/01/2050		3,500	4,354
1.325% due 12/15/2050		253	383

Nomura Asset Acceptance Corp.
5.442% due 02/25/2036		$7,360	5,087
5.500% due 05/25/2033		65	67
5.603% due 02/25/2036		2,543	1,390
6.000% due 05/25/2033		25	26
6.500% due 02/25/2035		511	523
7.000% due 04/25/2033		11	11

OBP Depositor LLC Trust
4.646% due 07/15/2045		8,000	8,667

Opera Finance PLC
1.025% due 01/15/2015	EUR	9,000	9,546
1.129% due 02/15/2012		4,499	5,379

Paragon Mortgages PLC
1.319% due 05/15/2034		402	472

Prime Mortgage Trust
7.000% due 07/25/2034		$1,625	1,555

Provident Funding Mortgage Loan Trust
2.820% due 04/25/2034		334	331

RBSCF Trust
5.223% due 08/16/2048		2,008	1,855
5.336% due 05/16/2047		3,276	3,199
6.068% due 09/17/2039		3,000	3,250
6.216% due 12/16/2049		9,500	10,476

RBSSP Resecuritization Trust
5.420% due 12/26/2036		13,008	12,785
5.990% due 10/26/2036		8,192	8,137

Real Estate Capital PLC
0.934% due 07/15/2016	GBP	6,871	9,320
0.987% due 10/20/2014		7,050	10,293

Residential Accredit Loans, Inc.
0.436% due 06/25/2046		$1,484	593
0.506% due 02/25/2036		1,500	647
0.586% due 04/25/2037		2,880	1,510
5.000% due 09/25/2019		492	515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/25/2034		$105	$104
6.000% due 10/25/2034		1,011	1,026
6.000% due 08/25/2035		2,330	1,957

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		537	548
7.500% due 05/25/2032		233	229
7.500% due 07/25/2032		1,597	1,645

Residential Asset Securitization Trust
4.750% due 02/25/2019		310	316
4.974% due 12/25/2034		1,474	1,492
6.000% due 03/25/2037		1,743	1,230

Residential Funding Mortgage Securities I
3.221% due 09/25/2035		2,967	2,385
5.250% due 01/25/2036		1,787	1,598
5.763% due 07/27/2037		1,046	815
6.048% due 09/25/2036		46	35

RMAC Securities PLC
0.442% due 06/12/2044		1,850	1,472
0.875% due 06/12/2044	GBP	5,994	7,725
0.895% due 06/12/2044		3,100	3,986

Sequoia Mortgage Trust
0.557% due 12/20/2034		$7	6
0.577% due 01/20/2034		320	283
0.607% due 07/20/2033		298	281
0.607% due 09/20/2034		1,275	1,134
0.637% due 10/20/2027		32	29
0.637% due 04/20/2033		468	446
0.657% due 10/20/2027		214	203
0.917% due 06/20/2033		635	578
1.157% due 12/20/2032		174	158
2.536% due 01/20/2047		704	575
5.323% due 02/20/2047		430	354

Structured Adjustable Rate Mortgage Loan Trust
2.463% due 05/25/2034		268	256
2.533% due 06/25/2034		396	371
2.662% due 10/25/2034		466	413
2.666% due 11/25/2034		1,009	811
2.695% due 08/25/2035		4,056	3,308
2.783% due 02/25/2034		2,421	2,331
5.250% due 10/25/2035		275	261
5.400% due 11/25/2035		2,475	2,007
5.888% due 01/25/2036		7,846	5,813
5.894% due 11/25/2035		2,853	2,374

Structured Asset Mortgage Investments, Inc.
0.436% due 09/25/2047		761	482
0.446% due 07/25/2046		341	207
0.466% due 08/25/2036		4,753	2,982
0.486% due 07/25/2046		116	29
0.597% due 05/19/2035		4,402	3,296
4.714% due 05/25/2045		323	181

Structured Asset Securities Corp.
0.606% due 04/25/2035		1,008	840
2.547% due 01/25/2034		691	584

Superannuation Members Home Loan Programme
5.990% due 11/07/2040	AUD	1,519	1,466

Thornburg Mortgage Securities Trust
0.384% due 07/25/2036		$1,900	1,888
0.386% due 06/25/2037		1,330	1,305
0.392% due 06/25/2037		989	949
0.476% due 06/25/2047		3,661	3,534
0.796% due 03/25/2044		205	145
0.996% due 09/25/2044		1,820	1,728
2.686% due 12/25/2044		165	147
3.714% due 10/25/2043		1,180	1,134
6.188% due 09/25/2037		8,283	7,901

TIAA Retail Commercial Trust
5.770% due 06/19/2033		9,488	10,133

UBS Commercial Mortgage Trust
0.832% due 07/15/2024		2,000	1,527
0.994% due 07/15/2024		3,442	3,040

74	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	$904	$917

Vornado DP LLC
4.004% due 09/13/2028	6,900	7,110

Wachovia Bank Commercial Mortgage Trust
0.377% due 09/15/2021	2,000	1,656
5.509% due 04/15/2047	725	722

Wachovia Mortgage Loan Trust LLC
5.211% due 05/20/2036	1,173	1,076
5.429% due 10/20/2035	1,775	1,718
6.271% due 03/20/2037	610	474

WaMu Mortgage Pass-Through Certificates
0.486% due 04/25/2045	3,176	2,627
0.516% due 11/25/2045	708	580
0.546% due 10/25/2045	17,237	14,038
0.546% due 12/25/2045	7,115	5,357
0.566% due 01/25/2045	3,020	2,527
0.576% due 07/25/2045	8,544	7,176
0.712% due 10/25/2044	170	133
0.732% due 07/25/2044	1,213	1,000
0.752% due 11/25/2034	177	115
0.796% due 12/25/2027	284	256
1.036% due 10/25/2045	6,427	5,357
1.070% due 02/25/2047	502	297
1.120% due 06/25/2047	4,926	3,240
1.130% due 04/25/2047	201	130
1.190% due 12/25/2046	139	84
1.370% due 02/25/2046	1,964	1,467
1.440% due 01/25/2046	1,911	1,544
1.570% due 11/25/2042	12	10
2.384% due 03/25/2033	2,252	2,156
2.701% due 06/25/2033	654	649
2.718% due 10/25/2034	1,292	1,201
2.724% due 03/25/2035	5,706	5,158
2.771% due 09/25/2035	692	593
2.803% due 10/25/2035	6,650	5,537
3.003% due 07/25/2042	2,842	2,566
3.253% due 05/25/2046	2,160	1,450
3.253% due 07/25/2046	1,103	777
4.771% due 12/25/2035	516	495
5.140% due 01/25/2036	996	930
5.178% due 03/25/2037	3,143	2,674
5.241% due 02/25/2037	13,902	10,485
5.420% due 01/25/2037	2,115	1,645
5.424% due 12/25/2036	26,981	20,249
5.451% due 01/25/2036	2,873	2,634
5.473% due 06/25/2037	3,013	2,240
5.507% due 11/25/2036	626	485
5.539% due 01/25/2036	1,621	1,463
5.680% due 11/25/2036	4,290	3,207
5.693% due 10/25/2036	2,299	1,760
5.746% due 02/25/2037	368	271
5.868% due 09/25/2036	33	27

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.516% due 12/25/2035	884	509

Wells Fargo Mortgage-Backed Securities Trust
0.556% due 04/25/2037	3,343	2,567
2.853% due 02/25/2035	392	359
2.871% due 01/25/2035	10,500	9,105
2.874% due 09/25/2034	162	159
2.886% due 06/25/2035	931	883
2.904% due 03/25/2035	942	898
2.913% due 09/25/2034	559	557
2.914% due 10/25/2034	58	58
2.934% due 04/25/2036	890	844
2.938% due 05/25/2035	1,378	1,274
2.947% due 06/25/2035	630	616
2.955% due 05/25/2035	378	364
2.976% due 09/25/2034	240	239
2.999% due 10/25/2035	1,066	1,026
3.008% due 11/25/2034	873	847
3.039% due 10/25/2034	335	324

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.424% due 04/25/2036		$8,466	$7,515
3.778% due 06/25/2035		388	388
4.576% due 03/25/2036		5,350	4,573
4.917% due 03/25/2036		3,454	3,112
5.073% due 10/25/2036		71	61
5.289% due 05/25/2035		2,786	2,769
5.292% due 06/26/2035		1,630	1,610
5.300% due 08/25/2036		2,842	2,526
5.442% due 07/25/2036		14,572	11,820
5.500% due 12/25/2033		34	35
5.500% due 04/25/2036		959	892
5.500% due 09/25/2037		1,500	1,415
5.679% due 04/25/2036		6,580	6,156
5.781% due 10/25/2036		22,700	20,322
6.000% due 06/25/2036		2,442	2,228
6.000% due 08/25/2036		5,929	5,196
6.000% due 11/25/2036		2,619	2,383
6.000% due 06/25/2037		12,500	11,116
6.000% due 07/25/2037		3,353	2,902
6.000% due 08/25/2037		2,650	2,501
6.000% due 10/25/2037		1,468	1,357
18.683% due 03/25/2036		879	1,078

Windermere CMBS PLC
0.988% due 04/24/2017	GBP	13,571	17,547
1.074% due 08/22/2016	EUR	4,201	4,956

Total Mortgage-Backed Securities (Cost $1,403,128)			1,451,023

ASSET-BACKED SECURITIES 9.4%

ACE Securities Corp.
0.656% due 02/25/2034		$655	532

Advanta Business Card Master Trust
0.507% due 06/20/2014		2,000	1,693
0.507% due 12/22/2014		1,000	846

AFC Home Equity Loan Trust
0.856% due 09/27/2027		455	233

Ameriquest Mortgage Securities, Inc.
1.531% due 05/25/2033		369	282
3.781% due 11/25/2032 (a)		170	14
5.881% due 02/25/2033 (a)		92	7

AMMC CDO
0.775% due 12/19/2019		6,762	6,195

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		185	163

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	6,152	7,345

Argent Securities, Inc.
1.306% due 12/25/2033		$1,091	861

Asset-Backed European Securitisation Transaction SRL
1.561% due 07/01/2013	EUR	138	187

Bayview Financial Acquisition Trust
0.841% due 08/28/2044		$1,426	1,310
5.660% due 12/28/2036		2,400	2,369

Bear Stearns Asset-Backed Securities Trust
0.656% due 10/27/2032		42	33
0.656% due 12/25/2042		1,919	1,719
0.656% due 09/25/2046		2,419	1,474
0.746% due 06/25/2036		400	231
0.756% due 09/25/2034		485	396
0.916% due 10/25/2032		74	70
1.256% due 10/25/2037		148	115
5.250% due 10/25/2033		1,486	1,522
5.500% due 06/25/2034		1,508	1,412
5.500% due 08/25/2036		3,031	1,728

Bear Stearns Second Lien Trust
0.476% due 12/25/2036		627	513

Blackrock Senior Income Series Corp.
0.761% due 04/20/2019		5,480	4,966

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNC Mortgage Loan Trust
0.356% due 03/25/2037		$1,300	$940

Cairngorm Ltd.
3.374% due 11/20/2016	GBP	1,664	2,464

Carrington Mortgage Loan Trust
0.576% due 10/25/2035		$61	59

Chase Funding Mortgage Loan Asset-Backed Certificates
0.896% due 11/25/2031		40	36

Citigroup Mortgage Loan Trust, Inc.
5.249% due 08/25/2035		956	769

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		6,395	6,752
7.960% due 02/01/2032		1,282	1,097
8.310% due 05/01/2032		3,266	2,682
8.850% due 12/01/2030		2,441	2,010

Conseco Financial Corp.
6.440% due 12/01/2030		13,167	13,188
6.870% due 01/15/2029		326	342
7.410% due 05/01/2031		1,576	1,517

Countrywide Asset-Backed Certificates
0.356% due 09/25/2047		188	183
0.596% due 12/25/2036		1,473	636
5.884% due 01/25/2037		1,714	1,630

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		81	80
0.446% due 03/25/2036		755	586
0.536% due 10/25/2035		4,622	4,513

Fremont Home Loan Trust
0.316% due 11/25/2036		42	41

Gia Investment Grade CDO Ltd.
1.212% due 04/01/2013		3,500	2,956

Globaldrive BV
1.267% due 06/20/2015	EUR	200	253

Green Tree
8.970% due 04/25/2038		$5,000	5,607

Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,539

Greenpoint Mortgage Funding Trust
0.506% due 07/25/2030		133	130

GSAA Trust
0.326% due 03/25/2036		98	77
0.526% due 06/25/2035		519	397
0.626% due 06/25/2035		1,250	787

GSAMP Trust
0.406% due 08/25/2036		200	91
0.496% due 12/25/2035		15,365	12,363

HSBC Home Equity Loan Trust
0.547% due 01/20/2034		2,452	2,220

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		132	100
0.306% due 12/25/2036		737	679
0.316% due 05/25/2037		203	198

IMC Home Equity Loan Trust
7.520% due 08/20/2028		165	166

Irwin Home Equity Corp.
0.796% due 07/25/2032		6	3

Italfinance Securitisation Vehicle SRL
0.947% due 01/14/2026	EUR	22,043	28,177

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		$121	117
0.316% due 03/25/2047		2,761	2,052

Lehman XS Trust
0.356% due 01/25/2037		1,276	1,161

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.586% due 01/25/2046		$233	$118

MBNA Credit Card Master Note Trust
1.046% due 10/17/2013	EUR	6,000	8,116

Merrill Lynch First Franklin Mortgage Loan Trust
0.496% due 05/25/2037		$2,455	1,178

Merrill Lynch Mortgage Investors, Inc.
0.406% due 11/25/2037		13,100	4,759
0.706% due 02/25/2047		28,558	13,911

Morgan Stanley ABS Capital I
0.436% due 01/25/2036		403	360
0.786% due 09/25/2034		323	266
1.276% due 10/25/2033		692	559
1.336% due 03/25/2033		197	179

Morgan Stanley Home Equity Loan Trust
0.586% due 12/25/2035		390	288

Morgan Stanley Mortgage Loan Trust
5.622% due 01/25/2047		2,098	1,700
6.000% due 07/25/2047		1,426	1,054

Nationstar Home Mortgage LLC
0.896% due 06/25/2034		1,106	748

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		10,000	9,325

New Century Home Equity Loan Trust
0.626% due 08/25/2034		181	137

Oakwood Mortgage Investors, Inc.
6.340% due 04/15/2029		1,632	1,663

Popular ABS Mortgage Pass-Through Trust
5.680% due 01/25/2036		286	257

Primus CLO Ltd.
0.758% due 07/15/2021		10,039	8,571

Quest Trust
2.506% due 05/25/2033		1,479	1,428

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		212	178

Residential Asset Mortgage Products, Inc.
0.636% due 10/25/2046		4,153	2,485
1.456% due 09/25/2047		3,975	3,058
4.790% due 06/25/2033		209	208
5.340% due 08/25/2033		1,353	1,367

Residential Asset Securities Corp.
1.081% due 02/25/2034		7,047	5,070
6.084% due 06/25/2032		414	325
6.349% due 03/25/2032		347	292

Salomon Brothers Mortgage Securities VII, Inc.
0.811% due 10/25/2028		105	101

SBI HELOC Trust
0.426% due 08/25/2036		8	8

Securitized Asset-Backed Receivables LLC Trust
0.586% due 10/25/2035		202	186

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
2.177% due 08/15/2016		$6,774	$6,776
2.907% due 12/16/2019		4,900	4,906

Soundview Home Equity Loan Trust
1.056% due 10/25/2037		93	92

Specialty Underwriting & Residential Finance
0.506% due 09/25/2036		387	360

Stony Hill CDO III Ltd.
0.756% due 10/15/2013		2,861	2,723

Structured Asset Securities Corp.
0.406% due 05/25/2037		3,035	2,732
1.756% due 04/25/2035		1,667	1,244
4.910% due 06/25/2033		249	231

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		17	16

Venture CDO Ltd.
0.751% due 01/20/2022		10,000	8,888

Vista Leveraged Income Fund
0.825% due 01/26/2012		8,276	7,723

Washington Mutual Asset-Backed Certificates
0.436% due 10/25/2036		23,000	8,446

Total Asset-Backed Securities (Cost $241,387)			246,846

SOVEREIGN ISSUES 0.5%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	6,824

Korea Housing Finance Corp.
4.125% due 12/15/2015		$6,500	6,836

Total Sovereign Issues (Cost $12,831)			13,660

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.1%

Bank of America Corp.
7.250% due 12/31/2049		2,300	2,260

Wells Fargo & Co.
7.500% due 12/31/2049		1,000	1,006

			3,266

UTILITIES 0.2%

PPL Corp.
9.500% due 07/01/2013		68,700	3,920

Total Convertible Preferred Securities (Cost $6,503)			7,186

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

SLM Corp.
3.198% due 01/16/2018	51,000	$900

Total Preferred Securities (Cost $574)		900

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.8%

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	$3,400	3,400
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $3,479. Repurchase proceeds are $3,400.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	558	558
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $573. Repurchase proceeds are $558.)

		6,958

U.S. TREASURY BILLS 1.1%
0.113% due 10/07/2010 - 01/27/2011 (e)(h)(i)	30,042	30,040

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 1.4%
	3,622,326	36,288

Total Short-Term Instruments (Cost $73,286)		73,286

Total Investments 147.7% (Cost $3,740,730)		$3,871,286

Other Assets and Liabilities (Net) (47.7%)		(1,250,853)

Net Assets 100.0%		$2,620,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Payment in-kind bond security.
(e)	Coupon represents a weighted average yield.
(f)	Principal amount of security is adjusted for inflation.
(g)	Affiliated to the Fund.
(h)	Securities with an aggregate market value of $1,570 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(i)	Securities with an aggregate market value of $27,164 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

76	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(j)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $344,802 at a weighted average interest rate of 0.254%. On September 30, 2010, securities valued at $1,006,146 were pledged as collateral for reverse repurchase agreements.
(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.388%	$	2,900	$(473)	$(286)	$(187)
Chesapeake Energy Corp.	CITI	(5.000%	)	06/20/2017	3.899%		2,000	(125)	0	(125)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.805%		2,000	(73)	0	(73)
Forest Oil Corp.	GSC	(5.000%	)	06/20/2017	3.992%		2,000	(114)	10	(124)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.472%		137	(10)	0	(10)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	0.878%		1,000	(142)	0	(142)

								$(937)	$(276)	$(661)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)			Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	2.100%	03/20/2013	1.637%	$		3,000	$35	$0	$35
Biomet, Inc.	JPM	2.500%	03/20/2012	2.314%			1,000	3	12	(9)
California State General Obligation Bonds, Series 2003	GSC	2.500%	09/20/2011	1.454%			5,000	57	0	57
Charter Communications, Inc.	CITI	2.500%	09/20/2011	2.988%			1,000	(4)	(5)	1
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.419%			2,500	173	41	132
Ford Motor Co.	UBS	2.390%	03/20/2012	1.748%			1,000	10	0	10
Forest Oil Corp.	GSC	5.000%	06/20/2015	3.484%			2,500	165	20	145
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.681%			2,000	198	0	198
HCA, Inc.	JPM	2.500%	09/20/2011	1.595%			1,000	9	11	(2)
Illinois State General Obligation Bonds, Series 2006	GSC	2.650%	09/20/2011	2.155%			10,000	55	0	55
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%		EUR	10,000	(19)	0	(19)
Intelsat Ltd.	JPM	2.500%	09/20/2011	1.990%	$		1,000	6	4	2
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%			17,900	(961)	(1,188)	227
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%			2,500	9	0	9
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%			2,500	12	0	12
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%			2,500	14	0	14
Oshkosh Corp.	UBS	1.900%	03/20/2012	2.328%			1,000	(5)	0	(5)
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.571%			800	(21)	(25)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%			1,000	(26)	(28)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%			800	(4)	(5)	1
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%			2,000	(11)	(11)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%			400	(11)	(13)	2
Republic of Italy Government Bond	DUB	1.000%	06/20/2011	1.581%			10,000	(39)	(112)	73
SLM Corp.	MLP	5.000%	12/20/2013	4.572%			2,000	28	(245)	273
TRW Automotive Holdings Corp.	UBS	1.100%	06/20/2012	1.403%			1,500	(7)	0	(7)

								$(334)	$(1,544)	$1,210

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	$	1,776	$(1,464)	$(746)	$(718)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037		8,234	(7,728)	(6,546)	(1,182)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037		2,246	(2,108)	(1,370)	(738)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038		2,139	(1,995)	(1,326)	(669)
ABX.HE AAA 06-1 Index	BCLY	0.180%	07/25/2045		5,244	(593)	(962)	369
ABX.HE AAA 06-1 Index	GSC	0.180%	07/25/2045		7,827	(884)	(919)	35
ABX.HE AAA 06-1 Index	RBS	0.180%	07/25/2045		5,870	(663)	(822)	159
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010		48	0	0	0

						$(15,435)	$(12,691)	$(2,744)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments PIMCO Income Fund (Cont.)

implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive (7)	iPath S&P 500 VIX Short-Term Futures ETN	25,000	0.243%	$433	08/15/2011	BOA	$0

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(l)	Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	110	$ 96,300	$713
Sales	0	5,800	31
Closing Buys	(110)	(73,000)	(597)
Expirations	0	0	0
Exercised	0	(29,100)	(147)

Balance at 09/30/2010	0	$0	$0

(m)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,595	10/2010	DUB	$0	$(126)	$(126)
Sell	EUR	25,034	10/2010	BNP	0	(1,799)	(1,799)
Sell		5,139	10/2010	CITI	0	(455)	(455)
Sell		15,486	10/2010	MSC	0	(1,272)	(1,272)
Sell		27,669	10/2010	UBS	0	(2,000)	(2,000)
Sell		4,332	11/2010	BCLY	0	(323)	(323)
Sell		8,864	11/2010	CITI	0	(222)	(222)
Sell		1,865	11/2010	CSFB	0	(115)	(115)
Sell		51,860	11/2010	DUB	0	(4,258)	(4,258)
Sell		3,916	11/2010	MSC	0	(359)	(359)
Buy		933	11/2010	RBS	25	0	25
Sell		5,431	11/2010	RBS	7	0	7
Sell		12,000	11/2010	UBS	0	(185)	(185)
Sell	GBP	11,280	12/2010	BCLY	154	0	154
Buy		1,030	12/2010	CITI	4	0	4
Sell		40,122	12/2010	CITI	0	(701)	(701)
Sell		1,654	12/2010	CSFB	15	0	15
Sell		8,980	12/2010	GSC	0	(119)	(119)
Sell		6,130	12/2010	RBS	21	0	21
Buy		77	12/2010	UBS	1	0	1
Sell		20,286	12/2010	UBS	0	(301)	(301)
Sell	JPY	10,000	12/2010	BCLY	0	(1)	(1)

					$227	$(12,236)	$(12,009)

78	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$71,080	$0	$71,080
Corporate Bonds & Notes
Banking & Finance	2,997	394,093	1,402	398,492
Industrials	657	291,946	2,228	294,831
Utilities	0	55,792	0	55,792
Convertible Bonds & Notes
Banking & Finance	0	286	0	286
Industrials	0	6,363	0	6,363
Municipal Bonds & Notes
California	0	18,352	0	18,352
Michigan	0	5,004	0	5,004
New York	0	2,081	0	2,081
Ohio	0	1,538	0	1,538
U.S. Government Agencies	0	1,050,868	0	1,050,868
U.S. Treasury Obligations	0	173,698	0	173,698
Mortgage-Backed Securities	0	1,393,248	57,775	1,451,023
Asset-Backed Securities	0	185,691	61,155	246,846
Sovereign Issues	0	13,660	0	13,660
Convertible Preferred Securities
Banking & Finance	3,266	0	0	3,266
Utilities	3,920	0	0	3,920

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Preferred Securities
Banking & Finance	$900	$0	$0	$900
Short-Term Instruments
Repurchase Agreements	0	6,958	0	6,958
U.S. Treasury Bills	0	30,040	0	30,040
PIMCO Short-Term Floating NAV Portfolio	36,288	0	0	36,288
Investments, at value	$48,028	$3,700,698	$122,560	$3,871,286

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,815	0	1,815
Equity Contracts	0	0 *	0	0
Foreign Exchange Contracts	0	227	0	227
	$0	$2,042	$0	$2,042

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,010)	0	(4,010)
Foreign Exchange Contracts	0	(12,236)	0	(12,236)
	$0	$(16,246)	$0	$(16,246)

Totals	$48,028	$3,686,494	$122,560	$3,857,082

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Mortgage-Backed Securities	$4,921	$53,821	$(564)	$(11)	$22	$1,196	$0	$(1,610)	$57,775	$965
Corporate Bonds & Notes
Banking & Finance	1,829	0	(437)	10	18	(18)	0	0	1,402	(16)
Industrials	0	0	0	0	0	0	2,228	0	2,228	0
Asset-Backed Securities	11,967	54,633	(5,415)	207	404	(641)	0	0	61,155	(633)

Investments, at value	$18,717	$108,454	$(6,416)	$206	$444	$537	$2,228	$(1,610)	$122,560	$316

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$227	$0	$0	$0	$227
Unrealized appreciation on swap agreements	0	0	1,815	0	0	1,815

	$0	$227	$1,815	$0	$0	$2,042

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$12,236	$0	$0	$0	$12,236
Unrealized depreciation on swap agreements	0	0	4,010	0	0	4,010

	$0	$12,236	$4,010	$0	$0	$16,246

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Income Fund (Cont.)

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$1,586	$0	$3,062	$(100)	$0	$4,548
Net realized (loss) on foreign currency transactions	0	(3,160)	0	0	0	(3,160)

	$1,586	$(3,160)	$3,062	$(100)	$0	$1,388

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,320)	$0	$1,608	$0	$0	$288
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(12,007)	0	0	0	(12,007)

	$(1,320)	$(12,007)	$1,608	$0	$0	$(11,719)

(1)	See note 5 in the Notes to Financial Statements for additional information.

80	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Total Return Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 45.2%

BANKING & FINANCE 19.5%

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		$735	$757

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		5,400	6,657

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	111

American Express Bank FSB
6.000% due 09/13/2017		200	228

American Express Co.
5.500% due 09/12/2016		300	341
6.150% due 08/28/2017		1,800	2,075
8.150% due 03/19/2038		12,300	17,412

American General Finance Corp.
4.875% due 07/15/2012		200	190
5.625% due 08/17/2011		475	473

American International Group, Inc.
4.700% due 10/01/2010		295	295
5.050% due 10/01/2015		2,000	2,045
5.750% due 03/15/2067	GBP	500	573
5.850% due 01/16/2018		$3,000	3,120
6.250% due 05/01/2036		7,080	6,903
6.250% due 03/15/2037		2,100	1,811
8.175% due 05/15/2068		3,400	3,426
8.250% due 08/15/2018		1,900	2,223

Anadarko Finance Co.
7.500% due 05/01/2031		14,970	16,234

AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		8,100	8,467

Asian Development Bank
5.820% due 06/16/2028		500	594

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,505

Banco do Brasil S.A.
6.000% due 01/22/2020		$9,700	10,864

Bank of America Corp.
0.706% due 08/15/2016		100	90
5.625% due 07/01/2020		13,450	14,239
5.650% due 05/01/2018		3,300	3,502
5.750% due 12/01/2017		1,550	1,660
6.000% due 09/01/2017		200	217

Bank of America N.A.
6.000% due 10/15/2036		17,990	17,931

Bank One Corp.
7.625% due 10/15/2026		95	118
8.000% due 04/29/2027		100	128

Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,195
7.434% due 09/29/2049		4,700	4,841
10.179% due 06/12/2021		11,560	15,443

Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	12,191

BBVA Bancomer S.A.
7.250% due 04/22/2020		3,900	4,199

Bear Stearns Cos. LLC
0.489% due 11/28/2011		100	100
0.586% due 08/15/2011		100	100
7.250% due 02/01/2018		3,000	3,660

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	263

BNP Paribas
5.186% due 06/29/2049		7,000	6,633

Capital One Capital V
10.250% due 08/15/2039		1,800	1,960

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Capital VI
8.875% due 05/15/2040		$6,600	$6,980

Citigroup Capital XXI
8.300% due 12/21/2077		100	106

Citigroup, Inc.
5.500% due 04/11/2013		500	537
5.850% due 12/11/2034		220	222
5.875% due 05/29/2037		500	499
6.000% due 08/15/2017		3,700	4,004
6.125% due 08/25/2036		2,350	2,296
6.625% due 06/15/2032		4,250	4,405
6.875% due 03/05/2038		31,600	35,410
8.125% due 07/15/2039		22,000	27,879
8.500% due 05/22/2019		8,100	10,030

Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,063

ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036		2,700	3,095

Countrywide Financial Corp.
5.800% due 06/07/2012		300	319

Credit Agricole S.A.
6.637% due 05/29/2049		5,800	5,307
8.375% due 10/29/2049		10,000	10,750

Credit Suisse
6.000% due 02/15/2018		3,800	4,203

Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	106

Crown Castle Towers LLC
6.113% due 01/15/2040		1,100	1,217

Fifth Third Bancorp
6.250% due 05/01/2013		255	279

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		3,900	4,687

General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	141
5.875% due 01/14/2038		$33,450	34,088
6.150% due 08/07/2037		255	268
6.375% due 11/15/2067		6,150	6,173
6.750% due 03/15/2032		7,180	8,006
6.875% due 01/10/2039		21,600	24,889

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		500	497
5.300% due 02/14/2012		380	400
5.750% due 10/01/2016		200	223
5.950% due 01/18/2018		1,500	1,650
6.125% due 02/15/2033		3,900	4,256
6.150% due 04/01/2018		4,600	5,110
6.250% due 09/01/2017		15,300	17,173
6.450% due 05/01/2036		900	905
6.750% due 10/01/2037		20,185	21,047
7.250% due 04/10/2028	GBP	2,000	3,560

HBOS PLC
6.750% due 05/21/2018		$8,500	8,552

HSBC Bank USA N.A.
5.625% due 08/15/2035		400	405
5.875% due 11/01/2034		230	241
7.000% due 01/15/2039		13,950	16,852

HSBC Capital Funding LP
4.610% due 12/29/2049		600	574

HSBC Finance Corp.
5.700% due 06/01/2011		400	412

HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	3,955
6.500% due 05/02/2036		$2,040	2,279
6.500% due 09/15/2037		7,900	8,889
6.800% due 06/01/2038		2,800	3,259

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Inter-American Development Bank
4.375% due 02/11/2020		$10,025	$10,898

JPMorgan Chase & Co.
0.486% due 05/16/2011		100	100
6.000% due 01/15/2018		2,000	2,287
6.400% due 05/15/2038		18,505	22,218
7.900% due 04/29/2049		2,900	3,118

JPMorgan Chase Capital XV
5.875% due 03/15/2035		17,000	16,633

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		11,500	11,828

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,710	1,739

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		9,950	9,993

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)		1,200	272

Lincoln National Corp.
6.300% due 10/09/2037		400	419

Lloyds TSB Bank PLC
12.000% due 12/29/2049		3,500	4,041

Merrill Lynch & Co., Inc.
0.698% due 07/25/2011		300	300
6.050% due 08/15/2012		335	360
6.110% due 01/29/2037		200	196
6.400% due 08/28/2017		11,100	12,164
6.875% due 04/25/2018		8,400	9,436
7.750% due 04/30/2018	GBP	1,900	3,443
7.750% due 05/14/2038		$400	465

MetLife, Inc.
5.700% due 06/15/2035		7,400	7,893
5.875% due 02/06/2041		10,000	10,917

Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	109

Morgan Stanley
0.780% due 01/09/2012		300	298
5.550% due 04/27/2017		200	212
5.625% due 01/09/2012		575	606
5.625% due 09/23/2019		1,400	1,460
6.250% due 08/28/2017		14,000	15,330
6.625% due 04/01/2018		5,000	5,552
7.250% due 04/01/2032		2,100	2,456

National City Bank
5.800% due 06/07/2017		380	420
6.200% due 12/15/2011		250	264

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	697

New York Life Insurance Co.
6.750% due 11/15/2039		5,300	6,561

Northwestern Mutual Life Insurance
6.063% due 03/30/2040		10,000	11,656

Pacific Life Insurance Co.
9.250% due 06/15/2039		2,400	3,069

PNC Funding Corp.
5.500% due 09/28/2012		130	139

PNC Preferred Funding Trust III
8.700% due 03/29/2049		200	211

Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,131

Rabobank Capital Funding Trust II
5.260% due 12/29/2049		8,000	7,940

Rabobank Nederland NV
11.000% due 06/29/2049		18,200	23,730

RBS Capital Trust II
6.425% due 12/29/2049 (a)		9,690	7,049

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regions Financial Corp.
7.375% due 12/10/2037	$4,000	$3,679

Resona Bank Ltd.
5.850% due 09/29/2049	100	100

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012	18,700	18,696
2.625% due 05/11/2012	18,200	18,718
7.648% due 08/29/2049	2,850	2,743

Simon Property Group LP
6.750% due 02/01/2040	9,400	11,123

SunTrust Banks, Inc.
6.000% due 09/11/2017	505	548

Svenska Handelsbanken AB
1.292% due 09/14/2012	5,300	5,324

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	8,900	10,991

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	532
7.500% due 07/18/2016	1,100	1,227

U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,046	9,546

UBS AG
4.875% due 08/04/2020	8,500	8,980
5.750% due 04/25/2018	10,600	11,985
5.875% due 12/20/2017	100	113

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,200	4,074

Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,083
6.600% due 01/15/2038	22,461	25,577

Wachovia Corp.
5.500% due 08/01/2035	160	155
5.625% due 10/15/2016	100	111

Wells Fargo & Co.
5.375% due 02/07/2035	100	106
5.625% due 12/11/2017	2,000	2,281
7.980% due 03/29/2049	3,200	3,384

Wells Fargo Bank N.A.
5.950% due 08/26/2036	5,400	5,624

Wells Fargo Capital X
5.950% due 12/01/2086	2,000	1,958

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,935	5,145

Westpac Banking Corp.
0.482% due 12/14/2012	10,000	10,010

Westpac Securities NZ Ltd.
2.500% due 05/25/2012	10,000	10,239

		865,634

INDUSTRIALS 15.1%

Alcoa, Inc.
5.950% due 02/01/2037	1,600	1,477

Altria Group, Inc.
9.950% due 11/10/2038	14,555	21,036
10.200% due 02/06/2039	9,562	14,174

America Movil SAB de C.V.
6.125% due 03/30/2040	12,300	13,752

Amgen, Inc.
6.375% due 06/01/2037	2,500	3,052
6.900% due 06/01/2038	300	389

Anadarko Petroleum Corp.
6.450% due 09/15/2036	7,025	7,056
7.950% due 06/15/2039	300	338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	$500	$594

Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	5,000	7,102
8.200% due 01/15/2039	13,600	19,541

ArcelorMittal
7.000% due 10/15/2039	2,700	2,766

Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	4,078

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	5,100	5,807

Barrick Gold Corp.
5.800% due 11/15/2034	10	11

Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	517
6.200% due 08/15/2036	500	579
6.530% due 07/15/2037	200	241

Canadian National Railway Co.
6.375% due 11/15/2037	400	501

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,235
6.250% due 03/15/2038	7,500	8,650
6.450% due 06/30/2033	100	115
6.500% due 02/15/2037	250	296
6.750% due 02/01/2039	6,225	7,641

Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	16,231

Codelco, Inc.
7.500% due 01/15/2019	200	255

Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,374

Comcast Corp.
6.400% due 03/01/2040	29,700	33,128
6.550% due 07/01/2039	5,200	5,905
7.050% due 03/15/2033	7,590	8,916

Conoco Funding Co.
7.250% due 10/15/2031	10	13

Covidien International Finance S.A.
6.550% due 10/15/2037	500	627

Cox Communications, Inc.
6.450% due 12/01/2036	300	330
8.375% due 03/01/2039	17,250	23,232

CSX Corp.
6.150% due 05/01/2037	800	913
6.220% due 04/30/2040	4,200	4,839

CVS Caremark Corp.
6.125% due 09/15/2039	1,200	1,329

CVS Pass-Through Trust
6.036% due 12/10/2028	150	159
7.507% due 01/10/2032	16,419	19,321

Devon Energy Corp.
7.950% due 04/15/2032	6,200	8,428

Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	5,044

Dow Chemical Co.
9.400% due 05/15/2039	15,300	21,724

Eli Lilly & Co.
5.550% due 03/15/2037	35	39

Enbridge Energy Partners LP
6.300% due 12/15/2034	900	975

EnCana Corp.
6.500% due 08/15/2034	1,850	2,158
6.500% due 02/01/2038	9,550	11,170
6.625% due 08/15/2037	1,600	1,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer Partners LP
6.625% due 10/15/2036	$6,500	$7,045
7.500% due 07/01/2038	2,100	2,486

Enterprise Products Operating LLC
5.750% due 03/01/2035	600	620

EOG Resources, Inc.
5.875% due 09/15/2017	1,900	2,241

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	5,100	5,705
8.146% due 04/11/2018	1,050	1,234
8.625% due 04/28/2034	3,510	4,477
9.250% due 04/23/2019	2,600	3,250

Georgia-Pacific LLC
7.750% due 11/15/2029	80	84

Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,235

HCA, Inc.
9.250% due 11/15/2016	100	108

Hess Corp.
7.300% due 08/15/2031	1,300	1,604

Hewlett-Packard Co.
0.407% due 03/01/2012	100	100

HJ Heinz Finance Co.
7.125% due 08/01/2039	9,050	11,531

KeySpan Corp.
5.803% due 04/01/2035	120	130

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,476
6.500% due 02/01/2037	700	758
6.500% due 09/01/2039	4,400	4,773
6.950% due 01/15/2038	21,460	24,511
7.300% due 08/15/2033	3,000	3,492
7.400% due 03/15/2031	300	352

Kraft Foods, Inc.
6.500% due 02/09/2040	15,400	18,095
7.000% due 08/11/2037	900	1,108

Kroger Co.
7.500% due 04/01/2031	200	259

Lockheed Martin Corp.
5.720% due 06/01/2040	8	9

Marathon Oil Corp.
6.600% due 10/01/2037	900	1,071

McDonald's Corp.
5.700% due 02/01/2039	55	64

Meccanica Holdings USA
6.250% due 01/15/2040	2,900	2,894

Monsanto Co.
5.875% due 04/15/2038	100	114

Motiva Enterprises LLC
6.850% due 01/15/2040	800	962

NBC Universal, Inc.
6.400% due 04/30/2040	8,100	8,850

Newmont Mining Corp.
6.250% due 10/01/2039	8,100	9,319

News America, Inc.
6.200% due 12/15/2034	300	325

Norfolk Southern Corp.
7.050% due 05/01/2037	2,300	2,967
7.250% due 02/15/2031	220	277

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	2,500	2,875

Oracle Corp.
5.375% due 07/15/2040	10,000	10,797

82	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pemex Project Funding Master Trust
6.625% due 06/15/2035	$520	$570
6.625% due 06/15/2038	3,600	3,894

Petrobras International Finance Co.
6.875% due 01/20/2040	9,600	11,036
7.875% due 03/15/2019	10,500	13,145

Petro-Canada
5.950% due 05/15/2035	300	320

Pfizer, Inc.
7.200% due 03/15/2039	8,000	10,923

Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	5,195

Plains All American Pipeline LP
6.650% due 01/15/2037	700	761

Reynolds American, Inc.
7.250% due 06/15/2037	700	737

Roche Holdings, Inc.
7.000% due 03/01/2039	9,600	12,920

Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	221
6.875% due 04/15/2040	9,000	8,899
7.500% due 07/15/2038	4,100	4,341

Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	7,000	8,249

Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	4,825

Suncor Energy, Inc.
6.500% due 06/15/2038	2,800	3,224
6.850% due 06/01/2039	12,500	15,032

Target Corp.
7.000% due 01/15/2038	4,140	5,357

Teck Resources Ltd.
6.000% due 08/15/2040	5,000	5,262

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	3,000	3,294
7.625% due 04/01/2037	4,720	5,450
8.375% due 06/15/2032	3,600	4,377

Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,206

Time Warner Cable, Inc.
6.550% due 05/01/2037	7,650	8,654
6.750% due 06/15/2039	10,200	11,807
7.300% due 07/01/2038	5,225	6,438

Time Warner, Inc.
5.875% due 11/15/2016	100	117
6.100% due 07/15/2040	10,000	10,803
6.200% due 03/15/2040	7,800	8,525
6.500% due 11/15/2036	8,662	9,744
7.700% due 05/01/2032	70	88

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	400	450
7.625% due 01/15/2039	10,500	14,046

Transocean, Inc.
6.800% due 03/15/2038	2,775	2,854

Union Pacific Corp.
6.150% due 05/01/2037	400	466

Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,700	1,938

UST LLC
5.750% due 03/01/2018	600	649

Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,385
6.875% due 11/10/2039	600	695

Viacom, Inc.
6.875% due 04/30/2036	750	883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wal-Mart Stores, Inc.
6.500% due 08/15/2037	$11,000	$13,776

Weyerhaeuser Co.
7.375% due 03/15/2032	16,400	16,747

Williams Partners LP
6.300% due 04/15/2040	2,200	2,433

Yum! Brands, Inc.
6.875% due 11/15/2037	100	120

		671,997

UTILITIES 10.6%

AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,086

Appalachian Power Co.
6.700% due 08/15/2037	3,910	4,555
7.000% due 04/01/2038	500	621

AT&T Corp.
8.000% due 11/15/2031	1,385	1,858

AT&T, Inc.
5.350% due 09/01/2040	46,822	47,204
6.300% due 01/15/2038	13,750	15,580
6.400% due 05/15/2038	1,100	1,261
6.500% due 09/01/2037	450	522
6.550% due 02/15/2039	19,700	22,984

BellSouth Corp.
6.550% due 06/15/2034	365	409

British Telecommunications PLC
9.875% due 12/15/2030	730	1,019

Carolina Power & Light Co.
6.300% due 04/01/2038	800	987

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,992

CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,644

Columbus Southern Power Co.
5.850% due 10/01/2035	100	111
6.600% due 03/01/2033	65	79

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	24,642

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	30,327	42,572
9.250% due 06/01/2032	3,700	5,373

Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,392

Duke Energy Indiana, Inc.
6.450% due 04/01/2039	700	883

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	116

EDF S.A.
5.500% due 01/26/2014	100	113
6.500% due 01/26/2019	100	122
6.950% due 01/26/2039	13,570	17,766

FirstEnergy Corp.
7.375% due 11/15/2031	9,350	10,185

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	14,453

Florida Power & Light Co.
5.625% due 04/01/2034	100	113
5.850% due 02/01/2033	60	69
5.950% due 02/01/2038	200	236
5.960% due 04/01/2039	5,000	5,926

Florida Power Corp.
6.350% due 09/15/2037	200	246
6.400% due 06/15/2038	1,300	1,613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
8.500% due 03/01/2031	$12,975	$18,816

Indiana Michigan Power Co.
6.050% due 03/15/2037	800	889

Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,145

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	4,330	4,969
6.500% due 09/15/2037	7,200	8,673

NGPL PipeCo LLC
7.119% due 12/15/2017	200	217
7.768% due 12/15/2037	26,145	27,138

Ohio Power Co.
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	35

Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,752

Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	1,114
6.250% due 03/01/2039	3,000	3,532
6.350% due 02/15/2038	15,700	18,668

PacifiCorp
5.750% due 04/01/2037	60	68
6.000% due 01/15/2039	2,040	2,411
6.100% due 08/01/2036	60	71
6.250% due 10/15/2037	105	128

Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,616

Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,956

PSEG Power LLC
8.625% due 04/15/2031	600	814

Public Service Co. of Colorado
6.250% due 09/01/2037	235	289
6.500% due 08/01/2038	5,200	6,611

Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	169

Qwest Corp.
7.500% due 06/15/2023	100	101

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	850	953

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,333

Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,283
5.950% due 02/01/2038	7,710	9,164
6.000% due 01/15/2034	3,800	4,515

Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	3,105
7.721% due 06/04/2038	3,100	3,511

Telefonica Emisiones SAU
7.045% due 06/20/2036	7,100	8,527

Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,309
6.400% due 02/15/2038	5,500	6,381
6.900% due 04/15/2038	17,400	21,219
7.350% due 04/01/2039	8,300	10,691
8.950% due 03/01/2039	7,900	11,618

Verizon Global Funding Corp.
7.750% due 12/01/2030	500	647

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	24
8.875% due 11/15/2038	13,250	20,226

Vodafone Group PLC
6.150% due 02/27/2037	12,610	14,815

		472,258

Total Corporate Bonds & Notes (Cost $1,766,115)		2,009,889

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Transocean, Inc.
1.500% due 12/15/2037	$3,000	$2,951

Total Convertible Bonds & Notes (Cost $2,790)		2,951

MUNICIPAL BONDS & NOTES 5.2%

CALIFORNIA 1.8%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,754

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	11,000	12,289

California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	6,800	7,245

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	287

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	152

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	7,000	7,838

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	100	105
4.500% due 07/01/2024	1,300	1,354

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,350	9,478

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (b)	2,400	2,442

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	7,800	8,666

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,600	1,615

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	10,000	10,726

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	8,100	8,861

University of California Revenue Bonds, Series 2010
6.296% due 05/15/2050	3,750	3,761

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	700	785

		78,358

COLORADO 0.1%

Colorado State Certificates of Participation Bonds, Series 2009
6.650% due 09/15/2045	1,000	1,173

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	1,500	1,558

		2,731

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.0%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	$1,100	$1,240

DISTRICT OF COLUMBIA 0.2%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	7,900	8,487

FLORIDA 0.0%

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,129

ILLINOIS 0.1%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	5,900	6,036

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	647

		6,683

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	128

MICHIGAN 0.3%

Detroit, Michigan Revenue Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2029	250	253

Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	11,100	11,845

		12,098

MISSISSIPPI 0.1%

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.413% due 01/01/2040	3,100	3,436

NEW JERSEY 0.2%

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	8,600	10,686

NEW YORK 0.4%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041	9,700	10,466

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	100	105
6.491% due 06/15/2042	4,000	4,263

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.802% due 06/15/2031	2,000	2,464

		17,298

OHIO 0.1%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Toledo, Ohio Revenue Bonds, Series 2009
7.875% due 06/01/2031	$2,000	$2,111

		2,404

PENNSYLVANIA 0.1%

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	600	631
6.765% due 06/01/2040	2,900	3,047

		3,678

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	53

TEXAS 1.8%

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	1,300	1,412

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	13,900	15,183

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
5.621% due 08/15/2044	2,100	2,383

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	6,600	7,073

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2010
5.022% due 12/01/2048 (b)	14,600	14,676

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	5,450	6,058

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,900	3,169

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	5,350	5,904

Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	2,000	2,187

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.857% due 02/15/2031	1,300	1,618

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.790% due 02/01/2027	1,000	1,265
9.889% due 10/01/2031	2,400	2,992

Texas State Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	15,600	16,993
5.178% due 04/01/2030	900	968

		81,881

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,370	1,841

Total Municipal Bonds & Notes (Cost $211,155)		233,131

84	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 17.7%

Fannie Mae
0.000% due 06/01/2017 (j)	$80,700	$68,531
0.000% due 03/23/2028	300	148
0.316% due 07/25/2037	114	114
0.386% due 03/25/2036	41	38
0.456% due 10/27/2037	2,400	2,396
0.656% due 09/25/2032	169	169
0.756% due 02/25/2032	11	11
0.856% due 05/25/2030	9,640	9,651
1.586% due 06/01/2043	465	467
1.799% due 10/01/2035	1,912	1,971
1.960% due 06/01/2035	1,979	2,044
2.031% due 04/01/2035	1,445	1,504
2.548% due 12/01/2033	100	104
2.570% due 12/01/2034	2,222	2,314
2.709% due 05/25/2035	2,511	2,667
2.753% due 11/01/2034	3,886	4,076
2.802% due 09/01/2035	115	121
2.805% due 08/01/2035	286	299
3.260% due 06/01/2035	2,345	2,451
4.000% due 02/25/2019	100	109
5.000% due 02/25/2017 - 08/25/2033	61	64
5.348% due 11/01/2035	285	305
5.500% due 12/01/2032 - 11/01/2037	10,706	11,600
5.625% due 04/17/2028 -
07/15/2037	70,325	86,537
5.800% due 02/09/2026	500	508
5.900% due 07/25/2042	28	30
6.000% due 10/25/2021 - 11/01/2037	18,125	20,683
6.080% due 09/01/2028	1,800	2,261
6.210% due 08/06/2038	12,900	17,068
6.503% due 05/25/2032	63	63
8.100% due 08/12/2019	200	282

Federal Farm Credit Bank
5.125% due 07/09/2029	500	582
5.750% due 12/07/2028	20	24

Federal Home Loan Bank
4.500% due 09/13/2019	11,000	12,497
5.250% due 08/15/2022	460	549
5.500% due 07/15/2036	5,855	7,189
6.640% due 12/13/2016	50	63

Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	72,274	60,411

Freddie Mac
0.407% due 07/15/2019 -
10/15/2020	1,427	1,423
0.487% due 02/15/2019	772	772
0.607% due 12/15/2030	92	92
0.657% due 01/15/2033	28	28
0.757% due 09/15/2030	8	8
1.586% due 10/25/2044 - 02/25/2045	121	126
3.019% due 10/01/2035	192	202
4.500% due 03/15/2016	1,431	1,446
4.872% due 06/01/2035	239	252
4.976% due 04/01/2035	321	338
5.000% due 02/15/2020 - 12/01/2038	5,529	5,968
5.400% due 03/17/2021	500	581
5.500% due 02/15/2024	57	67
6.000% due 06/15/2035 - 10/01/2037	24,532	27,713
6.500% due 10/25/2043	178	201
8.250% due 06/01/2016	130	164

Ginnie Mae
3.375% due 05/20/2030	211	217
5.000% due 03/20/2040	9,971	10,834

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Government AID Bond
0.000% due 11/01/2024	$7,100	$4,169
5.500% due 09/18/2023 - 09/18/2033	76,297	94,004

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	181,650	110,748

Resolution Funding Corp. Interest Strip
0.000% due 04/15/2018 - 04/15/2028	62,767	51,173

Small Business Administration
5.290% due 12/01/2027	1,563	1,746
5.510% due 11/01/2027	404	453

Tennessee Valley Authority
0.000% due 04/15/2042 (d)	500	508
4.625% due 09/15/2060	21,300	22,296
4.875% due 01/15/2048	4,050	4,527
5.375% due 04/01/2056	8,383	10,074
5.500% due 06/15/2038	14,300	17,317
5.880% due 04/01/2036	21,000	26,438
7.125% due 05/01/2030	50,000	70,531

Total U.S. Government Agencies (Cost $708,958)		784,317

U.S. TREASURY OBLIGATIONS 31.4%

Treasury Inflation Protected Securities (e)
1.750% due 01/15/2028	2,315	2,455
2.375% due 01/15/2025	463	532
2.375% due 01/15/2027	13,783	15,910
2.500% due 01/15/2029	5,727	6,758
3.375% due 04/15/2032	3,439	4,643
3.625% due 04/15/2028	1,483	1,983
3.875% due 04/15/2029	133	184

U.S. Treasury Bonds
4.375% due 11/15/2039 (i)	310,950	348,799
4.375% due 05/15/2040	5,500	6,176
5.250% due 11/15/2028	67,600	85,419
5.375% due 02/15/2031 (i)	85,350	109,888
5.500% due 08/15/2028	53,150	68,954
6.125% due 11/15/2027	5,850	8,078
6.250% due 08/15/2023	59,550	80,653
8.000% due 11/15/2021	7,500	11,313

U.S. Treasury Strips
0.000% due 05/15/2021	54,300	39,838
0.000% due 11/15/2021	94,100	67,548
0.000% due 08/15/2022	11,600	8,019
0.000% due 02/15/2023	278,250	187,320
0.000% due 02/15/2023 (j)	60,000	40,649
0.000% due 02/15/2027	64,800	36,172
0.000% due 08/15/2027	61,100	33,294
0.000% due 11/15/2027	60,100	33,051
0.000% due 05/15/2030	84,700	41,484
0.000% due 02/15/2031	48,900	23,092
0.000% due 05/15/2032	8,400	3,644
0.000% due 02/15/2038	19,000	6,555
0.000% due 05/15/2038	30,400	10,283
0.000% due 05/15/2039	69,050	22,263
0.000% due 08/15/2039 (g)	127,700	40,676
0.000% due 11/15/2039 (j)	114,600	36,050
0.000% due 02/15/2040	37,570	11,719

Total U.S. Treasury Obligations (Cost $1,324,592)		1,393,402

MORTGAGE-BACKED SECURITIES 3.2%

American Home Mortgage Assets
1.290% due 11/25/2046	3,404	1,644

American Home Mortgage Investment Trust
2.159% due 09/25/2035	145	144
2.678% due 02/25/2045	49	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042	$725	$775
7.226% due 10/11/2037	92	108

Banc of America Funding Corp.
2.893% due 05/25/2035	89	89
4.000% due 02/20/2036	2,921	2,723
5.939% due 01/20/2047	199	147

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	7	7

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	464	410
2.560% due 08/25/2035	1,152	1,092
2.760% due 03/25/2035	5,019	4,795
2.934% due 03/25/2035	557	535
2.972% due 05/25/2034	41	41
3.063% due 10/25/2035	2,200	2,041
3.141% due 11/25/2034	154	135
3.350% due 02/25/2034	64	54
3.590% due 11/25/2030	13	13
5.347% due 05/25/2047	5,577	4,289

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	14,219	10,810
5.316% due 11/25/2036	534	330
5.386% due 11/25/2036	321	200

CC Mortgage Funding Corp.
0.386% due 05/25/2048	151	56

Chase Mortgage Finance Corp.
5.420% due 03/25/2037	2,017	1,675

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	143	93
1.056% due 08/25/2035	558	366
2.510% due 08/25/2035	811	764
2.560% due 08/25/2035	597	558
2.650% due 10/25/2035	22,399	18,985
2.650% due 12/25/2035	351	339

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	200	179

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	207	202
0.446% due 09/25/2046	4,388	2,595
0.452% due 12/20/2046	2,352	1,168
0.467% due 03/20/2046	553	314
0.536% due 02/25/2037	251	145
5.500% due 03/25/2036	332	243
6.250% due 08/25/2037	463	326

Countrywide Home Loan Mortgage Pass-Through Trust
0.596% due 06/25/2035	263	224
2.948% due 08/25/2034	502	413
2.985% due 08/25/2034	149	108
3.069% due 04/20/2035	129	123
3.172% due 02/20/2035	195	171
3.466% due 11/25/2034	449	389
4.669% due 02/20/2036	454	356
5.250% due 05/25/2035	199	93
5.250% due 02/20/2036	449	290

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033	121	115
2.682% due 08/25/2033	79	78
3.936% due 05/15/2038	355	373

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	502

Downey Savings & Loan Association Mortgage Loan Trust
0.517% due 08/19/2045	302	200

First Horizon Asset Securities, Inc.
2.876% due 12/25/2033	200	196
2.923% due 08/25/2035	127	122

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	$76	$78
4.596% due 11/10/2038	1,270	1,327

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	80	69

Greenpoint Mortgage Funding Trust
0.356% due 09/25/2046	98	95

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,056

GS Mortgage Securities Corp. II
6.878% due 05/03/2018	1,000	1,025

GSR Mortgage Loan Trust
2.923% due 09/25/2035	405	389
5.196% due 11/25/2035	116	113

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	4,956	2,964
0.447% due 01/19/2038	1,574	988
0.457% due 09/19/2046	1,250	717
0.497% due 03/19/2036	545	318
3.048% due 07/19/2035	148	118

Indymac Index Mortgage Loan Trust
0.456% due 06/25/2047	1,840	1,049
2.767% due 12/25/2034	78	59
5.039% due 04/25/2037	434	220
5.487% due 04/25/2037	997	577

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	729
5.429% due 12/12/2043	600	640
5.794% due 02/12/2051	300	323
5.932% due 02/12/2049	2,900	3,184

JPMorgan Mortgage Trust
3.279% due 07/25/2035	16,057	15,723
5.022% due 02/25/2035	105	106

LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	11
5.020% due 08/15/2029	1,140	1,227
5.866% due 09/15/2045	100	106

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	1,655	914
2.903% due 11/21/2034	600	547

Mellon Residential Funding Corp.
0.607% due 11/15/2031	337	320
0.697% due 12/15/2030	334	315

Merrill Lynch Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	3,700	4,007

Merrill Lynch Floating Trust
0.796% due 07/09/2021	2,399	2,234

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	693	540
2.423% due 05/25/2033	65	67
2.852% due 02/25/2034	51	49
2.953% due 05/25/2033	56	56

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	32	27
1.259% due 10/25/2035	44	38
2.009% due 10/25/2035	333	305

Morgan Stanley Capital I
5.332% due 12/15/2043	495	540

Prime Mortgage Trust
0.656% due 02/25/2034	20	18

Residential Accredit Loans, Inc.
0.466% due 04/25/2046	448	189
6.000% due 06/25/2036	245	159

Residential Asset Securitization Trust
0.656% due 01/25/2046	600	288

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	$430	$271
1.752% due 01/25/2035	198	110
2.695% due 08/25/2035	86	70
5.190% due 12/25/2034	762	732

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	81	81
0.466% due 04/25/2036	2,901	1,653
0.476% due 05/25/2036	582	332
0.507% due 07/19/2035	186	153
0.536% due 02/25/2036	1,285	796
0.566% due 12/25/2035	21	13
0.587% due 10/19/2034	73	66

Structured Asset Securities Corp.
2.911% due 02/25/2032	3	3

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	169	165
0.366% due 11/25/2046	81	79

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	2,837	2,496
0.347% due 09/15/2021	562	522
5.484% due 07/15/2041	490	534
5.923% due 05/15/2043	2,500	2,750

WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045	241	201
0.546% due 10/25/2045	2,903	2,365
0.796% due 12/25/2027	4,745	4,278
1.070% due 02/25/2047	1,725	1,020
1.070% due 03/25/2047	1,074	673
1.100% due 01/25/2047	6	4
1.130% due 04/25/2047	3,824	2,465
1.370% due 08/25/2046	5,809	3,659
1.680% due 05/25/2041	87	83
1.770% due 08/25/2042	6	5
2.786% due 03/25/2034	897	860
3.253% due 05/25/2046	112	75
3.253% due 09/25/2046	60	43
3.253% due 10/25/2046	18	13
3.253% due 11/25/2046	202	142
5.432% due 12/25/2036	1,060	802
5.746% due 02/25/2037	1,771	1,307

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.340% due 05/25/2046	1,250	700

Wells Fargo Mortgage-Backed Securities Trust
2.911% due 09/25/2034	509	518
4.576% due 03/25/2036	3,049	2,680
4.900% due 01/25/2035	102	100
5.300% due 08/25/2036	90	89

Total Mortgage-Backed Securities (Cost $132,769)		142,918

ASSET-BACKED SECURITIES 1.1%

ACE Securities Corp.
0.306% due 12/25/2036	919	877

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	1	1

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034	16	14

BA Credit Card Trust
0.837% due 04/15/2013	2,000	2,001

Bear Stearns Asset-Backed Securities Trust
3.502% due 10/25/2036	99	75
3.504% due 07/25/2036	317	209

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	862	867

Chase Issuance Trust
0.277% due 03/15/2013	5,600	5,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045	$45	$35
Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	249	249
0.306% due 06/25/2047	1,058	1,038
0.326% due 06/25/2047	817	796
0.336% due 06/25/2037	783	775
0.366% due 10/25/2046	452	446
0.436% due 09/25/2036	494	396
0.736% due 12/25/2031	14	7
Credit-Based Asset Servicing & Securitization LLC
0.326% due 01/25/2037	47	21
0.376% due 07/25/2037	90	80
First NLC Trust
0.326% due 08/25/2037	42	29
Fremont Home Loan Trust
0.366% due 02/25/2036	105	103
GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036	2	1

GSAMP Trust
0.326% due 10/25/2036	6	6
0.326% due 12/25/2036	20	14

HSBC Home Equity Loan Trust
0.527% due 01/20/2035	132	117

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	160	147
0.316% due 05/25/2037	51	50

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037	8	8

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037	33	13

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	5	4

MASTR Asset-Backed Securities Trust
0.336% due 05/25/2037	37	35

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	49	48

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031	86	69

Nelnet Student Loan Trust
1.028% due 04/27/2015	223	224

New Century Home Equity Loan Trust
0.626% due 08/25/2034	16	13

Park Place Securities, Inc.
0.569% due 10/25/2034	62	61

Residential Asset Securities Corp.
0.326% due 02/25/2037	50	49
0.366% due 04/25/2037	122	119

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037	132	101

SLM Student Loan Trust
0.488% due 10/25/2018	58	58
0.498% due 04/25/2017	414	414
0.998% due 10/25/2017	5,500	5,516
1.998% due 04/25/2023	28,413	29,439

Soundview Home Equity Loan Trust
0.336% due 06/25/2037	58	51

Total Asset-Backed Securities (Cost $47,722)		50,175

SOVEREIGN ISSUES 2.5%

Albania Government International Bond
0.000% due 08/31/2025	4,800	1,920

Banco Nacional de Desenvolvimento
Economico e Social
5.500% due 07/12/2020	13,700	14,847

86	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/10/2019		$2,100	$2,433

Brazil Government International Bond
7.875% due 03/07/2015		5,000	6,162
10.250% due 01/10/2028	BRL	13,000	8,617
12.500% due 01/05/2016		2,000	1,368

Colombia Government International Bond
6.125% due 01/18/2041		$8,700	10,005
7.375% due 09/18/2037		720	952

Mexico Government International Bond
5.950% due 03/19/2019		18,800	22,156
6.050% due 01/11/2040		8,425	9,689
6.750% due 09/27/2034		428	534

Province of Ontario Canada
4.200% due 06/02/2020	CAD	16,100	16,472
4.600% due 06/02/2039		2,300	2,381

Qatar Government International Bond
6.400% due 01/20/2040		$10,700	12,787

Total Sovereign Issues (Cost $98,674)			110,323

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

American International Group, Inc.
8.500% due 08/01/2011		74,450	639

Wells Fargo & Co.
7.500% due 12/31/2049		7,300	7,344

Total Convertible Preferred Securities (Cost $9,894)			7,983

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

DG Funding Trust
0.652% due 12/31/2049	46	$355

Total Preferred Securities (Cost $465)		355

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS 0.7%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$9,000	9,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $9,182. Repurchase proceeds are $9,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	17,780	17,780
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $18,140. Repurchase proceeds are $17,780.)

TD Securities (USA) LLC
0.200% due 10/01/2010	3,200	3,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $3,272. Repurchase proceeds are $3,200.)

		29,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.151% due 10/07/2010 - 01/20/2011 (c)(g)(h)	$1,350	$1,350

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.8%
	3,674,396	36,810

Total Short-Term Instruments (Cost $68,142)		68,140

Total Investments 108.1% (Cost $4,371,276)		$4,803,584

Written Options (l) (0.1%) (Premiums $3,147)		(5,249)

Other Assets and Liabilities (Net) (8.0%)		(355,213)

Net Assets 100.0%		$4,443,122

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $3,229 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $10 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $159,591 at a weighted average interest rate of 0.224%. On September 30, 2010, securities valued at $129,855 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $4,299 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	2,428	$5,559
90-Day Eurodollar March Futures	Long	03/2012	2,608	3,786
U.S. Treasury 30-Year Bond December Futures	Long	12/2010	67	65

				$9,410

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)			Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%	$		100	$1	$0	$1
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%		EUR	10,800	(21)	0	(21)

								$(20)	$0	$(20)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	11,500	$303	$(92)	$395
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM		6,600	481	41	440
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$	33,100	429	459	(30)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		108,100	1,401	1,579	(178)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		12,400	160	180	(20)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		82,900	1,074	1,114	(40)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		107,000	1,924	2,450	(526)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CSFB		400,000	7,193	9,021	(1,828)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	DUB		90,000	1,618	1,894	(276)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		32,000	576	682	(106)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		171,000	3,074	3,945	(871)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	211,800	2,225	152	2,073

							$20,458	$21,425	$(967)

(l)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	$	38,100	$99	$84
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		38,100	72	88
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,800	35	457
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,800	37	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		29,100	96	128
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		29,100	137	38
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		10,700	42	627
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		10,700	59	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		62,900	208	276
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		62,900	289	83
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		35,900	241	2,103
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		35,900	287	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		148,500	441	652
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		148,500	626	196
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		17,200	111	0

								$2,780	$4,732

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$40,800	$367	$517

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	1,588	$1,165,800	$8,906
Sales	3,510	943,400	10,084
Closing Buys	(5,098)	(1,366,200)	(15,770)
Expirations	0	0	0
Exercised	0	(19,000)	(73)

Balance at 09/30/2010	0	$724,000	$3,147

88	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(m)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (4)
Fannie Mae	5.000%	11/01/2040	$14,000	$14,711	$14,711
Fannie Mae	5.500%	11/01/2040	18,000	19,128	19,119
Fannie Mae	6.000%	10/01/2040	3,000	3,222	3,224
Freddie Mac	5.500%	10/01/2040	1,000	1,062	1,061
U.S. Treasury Bonds	4.375%	11/15/2039	17,800	20,366	20,305

				$58,489	$58,420

(4)	Market value includes $339 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,982	10/2010	HSBC	$210	$0	$210
Sell		7,982	10/2010	JPM	0	(275)	(275)
Sell		7,982	12/2010	HSBC	0	(213)	(213)
Sell	CAD	3,671	11/2010	DUB	22	0	22
Sell		2,420	11/2010	MSC	0	(50)	(50)
Sell		10,584	11/2010	RBC	0	(156)	(156)
Sell		1,727	11/2010	RBS	10	0	10
Buy	CNY	2,607	11/2010	BCLY	0	(2)	(2)
Buy		4,226	11/2010	CITI	0	(3)	(3)
Buy		10,905	11/2010	DUB	0	(10)	(10)
Sell		76,821	11/2010	DUB	0	(67)	(67)
Buy		5,298	11/2010	HSBC	0	(5)	(5)
Buy		4,294	11/2010	MSC	0	(5)	(5)
Buy		76,821	11/2010	UBS	0	(70)	(70)
Buy		2,391	01/2011	BOA	0	0	0
Buy		4,316	01/2011	MSC	0	0	0
Buy		39,144	04/2011	BCLY	13	0	13
Buy		38,840	04/2011	HSBC	13	0	13
Buy		20,836	04/2011	MSC	9	0	9
Buy		48,853	04/2011	RBS	21	0	21
Buy		5,217	06/2011	BCLY	8	0	8
Buy		76,821	06/2011	DUB	27	0	27
Buy		4,805	06/2011	RBS	8	0	8
Sell	EUR	85,747	10/2010	DUB	0	(7,020)	(7,020)
Buy		84,755	11/2010	DUB	6,959	0	6,959
Sell	GBP	4,885	12/2010	CITI	0	(85)	(85)
Sell		1,091	12/2010	GSC	0	(15)	(15)
Sell		2,465	12/2010	UBS	0	(37)	(37)
Buy	KRW	4,335,200	11/2010	BCLY	217	0	217
Buy		4,271,140	11/2010	CITI	190	0	190
Buy		1,945,110	11/2010	RBS	106	0	106
Buy	MXN	254,340	02/2011	BCLY	690	0	690
Buy	MYR	2,877	10/2010	BCLY	88	0	88
Sell		780	10/2010	BCLY	0	0	0
Buy		412	10/2010	BOA	13	0	13
Buy		1,583	10/2010	CITI	48	0	48
Buy		349	10/2010	DUB	8	0	8
Buy		780	02/2011	BCLY	0	(1)	(1)
Buy	PHP	8,343	11/2010	BCLY	10	0	10
Buy		26,925	11/2010	CITI	29	0	29
Buy		7,980	11/2010	DUB	9	0	9
Buy	SGD	7,540	03/2011	BOA	126	0	126
Buy		1,866	03/2011	DUB	23	0	23
Buy		1,560	03/2011	JPM	29	0	29
Buy		1,880	03/2011	RBS	34	0	34

					$8,920	$(8,014)	$906

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$856,088	$9,546	$865,634
Industrials	0	671,997	0	671,997
Utilities	0	472,258	0	472,258
Convertible Bonds & Notes
Industrials	0	2,951	0	2,951
Municipal Bonds & Notes
California	0	78,358	0	78,358
Colorado	0	2,731	0	2,731
Connecticut	0	1,240	0	1,240
District of Columbia	0	8,487	0	8,487
Florida	0	2,129	0	2,129
Illinois	0	6,683	0	6,683
Iowa	0	128	0	128
Michigan	0	12,098	0	12,098
Mississippi	0	3,436	0	3,436
New Jersey	0	10,686	0	10,686
New York	0	17,298	0	17,298
Ohio	0	2,404	0	2,404
Pennsylvania	0	3,678	0	3,678
Puerto Rico	0	53	0	53
Texas	0	81,881	0	81,881
West Virginia	0	1,841	0	1,841
U.S. Government Agencies	0	784,317	0	784,317
U.S. Treasury Obligations	0	1,393,402	0	1,393,402
Mortgage-Backed Securities	0	142,918	0	142,918
Asset-Backed Securities	0	50,175	0	50,175
Sovereign Issues	0	110,323	0	110,323

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Convertible Preferred Securities
Banking & Finance	$7,983	$0	$0	$7,983
Preferred Securities
Banking & Finance	0	0	355	355
Short-Term Instruments
Repurchase Agreements	0	29,980	0	29,980
U.S. Treasury Bills	0	1,350	0	1,350
PIMCO Short-Term Floating NAV Portfolio	36,810	0	0	36,810
Investments, at value	$44,793	$4,748,890	$9,901	$4,803,584

Short Sales, at value	$0	$(58,420)	$0	$(58,420)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1	0	1
Foreign Exchange Contracts	0	8,920	0	8,920
Interest Rate Contracts	9,410	2,908	0	12,318
	$9,410	$11,829	$0	$21,239

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(21)	0	(21)
Foreign Exchange Contracts	0	(8,014)	0	(8,014)
Interest Rate Contracts	0	(8,607)	(517)	(9,124)
	$0	$(16,642)	$(517)	$(17,159)

Totals	$54,203	$4,685,657	$9,384	$4,749,244

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$10,863	$0	$(1,300)	$(24)	$(32)	$39	$0	$0	$9,546	$72
Preferred Securities
Banking & Finance	375	0	0	0	0	(20)	0	0	355	(20)

Investments, at value	$11,238	$0	$(1,300)	$(24)	$(32)	$19	$0	$0	$9,901	$52

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(367)	$0	$0	$(150)	$0	$0	$(517)	$(150)

Totals	$11,238	$0	$(1,667)	$(24)	$(32)	$(131)	$0	$0	$9,384	$(98)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

90	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$4	$0	$0	$0	$0	$4
Unrealized appreciation on foreign currency contracts	0	8,920	0	0	0	8,920
Unrealized appreciation on swap agreements	2,908	0	1	0	0	2,909

	$2,912	$8,920	$1	$0	$0	$11,833

Liabilities:
Written options outstanding	$5,249	$0	$0	$0	$0	$5,249
Unrealized depreciation on foreign currency contracts	0	8,014	0	0	0	8,014
Unrealized depreciation on swap agreements	3,875	0	21	0	0	3,896

	$9,124	$8,014	$21	$0	$0	$17,159

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$44,103	$0	$104	$0	$0	$44,207
Net realized gain on foreign currency transactions	0	6,492	0	0	0	6,492

	$44,103	$6,492	$104	$0	$0	$50,699

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(25,545)	$0	$(44)	$0	$0	$(25,589)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(5,410)	0	0	0	(5,410)

	$(25,545)	$(5,410)	$(44)	$0	$0	$(30,999)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $9,410 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments PIMCO Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 6.0%

BANKING & FINANCE 5.2%

Bank of America Corp.
0.786% due 10/14/2016	$5,000	$4,467
0.792% due 09/11/2012	23,305	23,141

Goldman Sachs Group, Inc.
0.604% due 02/06/2012	5,100	5,069

HSBC Finance Corp.
0.727% due 06/01/2016	3,000	2,732
0.776% due 01/15/2014	5,000	4,759

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,875

Morgan Stanley
0.975% due 10/18/2016	9,400	8,273
1.006% due 10/15/2015	3,000	2,755

U.S. Trade Funding Corp.
4.260% due 11/15/2014	3,684	3,888

		57,959

INDUSTRIALS 0.8%

Cal Dive I-Title XI, Inc.
4.930% due 02/01/2027	3,319	3,683

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,238

Loews Corp.
5.250% due 03/15/2016	3,000	3,380

		9,301

Total Corporate Bonds & Notes (Cost $66,887)		67,260

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 0.9%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,453

Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,496

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,086

		10,035

CONNECTICUT 0.1%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	676

NEW YORK 0.1%

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	733

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	223

TEXAS 0.0%

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	$355	$412

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	104

		625

Total Municipal Bonds & Notes (Cost $11,545)		12,292

U.S. GOVERNMENT AGENCIES 31.8%

Fannie Mae
0.000% due 06/01/2017	3,000	2,548
0.316% due 07/25/2037	1,101	1,104
0.457% due 03/18/2031	570	570
0.706% due 10/25/2030	10	10
0.856% due 10/25/2017	153	155
1.156% due 04/25/2032	131	133
1.331% due 03/25/2022	101	103
1.586% due 06/01/2043	775	778
1.588% due 03/01/2044	592	599
2.250% due 10/01/2024	63	65
2.470% due 08/01/2026	16	17
2.578% due 11/01/2023	171	180
2.823% due 07/01/2035	355	373
2.842% due 05/01/2025	20	21
2.907% due 12/01/2027	61	64
3.020% due 02/01/2028	19	20
3.183% due 11/01/2034	304	319
3.250% due 10/01/2024	1	1
4.047% due 04/01/2028	87	91
4.250% due 04/25/2037	372	383
4.500% due 10/25/2023 - 06/25/2025	5,977	6,566
5.000% due 08/25/2033 - 08/25/2036	10,480	11,290
5.375% due 04/11/2022	11,900	12,643
5.380% due 07/01/2033	2,303	2,535
5.500% due 11/25/2033 - 08/25/2035	9,482	10,720
5.625% due 04/17/2028	200	241
5.800% due 02/09/2026	15,000	15,242
6.000% due 05/17/2027	767	866
6.250% due 12/25/2013	3	3
6.500% due 02/01/2022 - 08/01/2037	6,405	7,160
6.750% due 06/25/2032	6,931	7,477
6.900% due 05/25/2023	147	165
6.950% due 07/25/2020	39	44
7.000% due 06/25/2022 - 03/01/2038	4,387	5,109
7.800% due 10/25/2022	25	30
9.000% due 08/01/2021 - 11/01/2030	70	81

Farmer Mac
7.373% due 07/25/2011	1,346	1,359

Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,193
5.125% due 07/09/2029	675	786
5.150% due 03/25/2020	1,000	1,196
5.750% due 12/07/2028	500	606

Federal Housing Administration
6.896% due 07/01/2020	1,012	1,007
7.000% due 11/25/2019	270	270
7.430% due 11/01/2019 - 06/01/2024	556	557

Financing Corp.
0.000% due 09/26/2019	2,500	1,927

Freddie Mac
0.000% due 12/11/2025	11,600	6,329
0.657% due 01/15/2033	313	314
0.757% due 04/15/2029 - 12/15/2032	409	411

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.807% due 06/15/2031	$148	$149
1.312% due 09/15/2021	48	48
1.586% due 10/25/2044	6,475	6,730
1.786% due 07/25/2044	1,742	1,747
2.500% due 05/01/2022	6	6
2.506% due 10/01/2026	23	24
2.512% due 01/01/2028	135	140
2.521% due 01/01/2028	21	22
2.575% due 09/01/2027	36	36
2.590% due 06/01/2022	4	4
2.619% due 02/01/2028	225	227
2.680% due 12/01/2024	49	51
4.000% due 09/15/2030	31	33
4.230% due 10/25/2023	74	72
4.500% due 02/10/2020 - 07/15/2035	20,527	21,412
5.000% due 07/15/2014 - 07/15/2033	7,227	7,889
5.500% due 12/15/2021 - 06/15/2035	5,090	5,605
5.625% due 11/23/2035	19,400	21,374
6.000% due 05/15/2028 - 05/15/2036	24,149	26,471
6.250% due 09/15/2023	2,365	2,443
6.500% due 08/01/2022 - 10/25/2043	1,883	2,081
7.000% due 07/15/2012 - 01/15/2024	529	601

Ginnie Mae
1.207% due 03/20/2031	802	806
3.125% due 12/20/2017 - 11/20/2027	249	257
3.375% due 02/20/2017 - 05/20/2030	1,043	1,076
3.500% due 03/20/2021 - 05/20/2032	265	273
3.625% due 09/20/2017 - 09/20/2026	369	381
6.000% due 08/20/2033	3,076	3,434
6.500% due 08/20/2034 - 09/20/2034	54	60
7.000% due 03/16/2029	558	608

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	27,558	17,979
5.500% due 09/18/2023 - 09/18/2033	38,400	47,641

Overseas Private Investment Corp.
4.736% due 03/15/2022	3,677	3,756

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,404

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	38,000	19,197

Resolution Funding Corp. Interest Strip
0.000% due 10/15/2028 - 04/15/2029	12,439	6,079

Small Business Administration
5.240% due 08/01/2023	3,983	4,287

Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,234
4.875% due 01/15/2048	11,700	13,078
5.250% due 09/15/2039	2,500	2,913
5.375% due 04/01/2056	12,800	15,381
5.880% due 04/01/2036	2,100	2,644

Total U.S. Government Agencies (Cost $317,264)		354,314

U.S. TREASURY OBLIGATIONS 69.0%

Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	520	598

92	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 01/15/2027	$2,703	$3,120
2.500% due 01/15/2029	2,159	2,547
3.375% due 04/15/2032	123	166
3.625% due 04/15/2028	539	721

U.S. Treasury Bonds
3.875% due 08/15/2040	7,650	7,908
4.250% due 05/15/2039	46,627	51,268
4.375% due 11/15/2039	65,600	73,585
4.375% due 05/15/2040	5,300	5,952
4.500% due 08/15/2039 (e)(f)	86,400	98,915
5.250% due 11/15/2028	2	3
5.375% due 02/15/2031	71,500	92,056
5.500% due 08/15/2028	49,900	64,737
6.125% due 11/15/2027	18,500	25,544
7.875% due 02/15/2021	21,700	32,164
8.000% due 11/15/2021	30,800	46,460
8.125% due 05/15/2021	14,800	22,355

U.S. Treasury Strips
0.000% due 08/15/2020	7,000	5,306
0.000% due 05/15/2021	26,200	19,222
0.000% due 11/15/2021	13,800	9,906
0.000% due 08/15/2022	66,950	46,282
0.000% due 08/15/2022 (d)(f)	19,600	13,648
0.000% due 02/15/2027	18,200	10,159
0.000% due 11/15/2027	28,700	15,783
0.000% due 05/15/2028	43,300	22,721
0.000% due 05/15/2030	55,350	27,109
0.000% due 02/15/2032	22,500	9,858
0.000% due 05/15/2032	1,300	564
0.000% due 08/15/2032	22,500	9,636
0.000% due 02/15/2033	20,400	8,539
0.000% due 11/15/2034	2,300	887
0.000% due 05/15/2037	2,400	829
0.000% due 02/15/2038	7,400	2,553
0.000% due 05/15/2038	35,400	12,075
0.000% due 05/15/2039	21,100	6,803
0.000% due 08/15/2039	55,300	17,614
0.000% due 11/15/2039	7,100	2,234

Total U.S. Treasury Obligations (Cost $737,476)		769,827

MORTGAGE-BACKED SECURITIES 6.5%

American Home Mortgage Investment Trust
2.159% due 09/25/2035	1,887	1,866

Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	384	402
5.451% due 01/15/2049	372	391
5.706% due 02/10/2051	551	599

Banc of America Funding Corp.
4.000% due 02/20/2036	2,921	2,723

Bear Stearns Adjustable Rate Mortgage Trust
3.063% due 10/25/2035	2,200	2,041
3.350% due 02/25/2034	676	577
3.399% due 02/25/2033	36	33
3.550% due 01/25/2034	233	232
5.350% due 04/25/2033	234	234

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	1,219	927

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,211
5.746% due 09/11/2042	771	861
5.907% due 06/11/2040	963	1,053

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	9	9

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	252
5.886% due 11/15/2044	406	440

Commercial Mortgage Pass-Through Certificates
6.009% due 12/10/2049	513	559

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	1,377	765

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.466% due 05/25/2035	$1,181	$754
5.500% due 10/25/2033	7,342	6,805

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	387	254
0.576% due 03/25/2035	2,016	1,197
0.596% due 06/25/2035	1,501	1,281
6.000% due 10/25/2034	5,978	6,026

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033	701	663
6.500% due 04/25/2033	8	8

First Horizon Asset Securities, Inc.
2.876% due 12/25/2033	625	613

First Republic Mortgage Loan Trust
0.736% due 06/25/2030	152	145

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	777	676

Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	363	380
5.381% due 03/10/2039	629	652

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	907	882

GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
0.477% due 05/19/2035	941	590
0.497% due 03/19/2036	1,090	637
3.048% due 07/19/2035	1,405	1,119

Impac CMB Trust
0.506% due 10/25/2035	5,320	3,101
4.664% due 09/25/2034	2,227	2,218

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	619
5.882% due 02/15/2051	206	216
5.915% due 02/12/2049	804	872
5.932% due 02/12/2049	2,708	2,973

JPMorgan Mortgage Trust
3.279% due 07/25/2035	955	936

MASTR Asset Securitization Trust
5.500% due 09/25/2033	378	391

Merrill Lynch Floating Trust
0.796% due 07/09/2021	1,500	1,396

Morgan Stanley Capital I
0.318% due 10/15/2020	841	778

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035	4,743	3,679

Residential Accredit Loans, Inc.
0.556% due 08/25/2035	889	568
0.656% due 01/25/2033	102	86
0.656% due 03/25/2033	339	304
6.000% due 06/25/2036	3,283	2,130

Sequoia Mortgage Trust
0.607% due 10/19/2026	67	57
0.607% due 07/20/2033	967	912
0.637% due 10/20/2027	32	29

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	3,025	1,906

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	69	69
0.466% due 04/25/2036	2,744	1,563
0.476% due 05/25/2036	324	184
0.917% due 09/19/2032	38	33
1.097% due 10/19/2033	246	214

Structured Asset Securities Corp.
2.256% due 01/25/2032	3	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	$665	$617
5.090% due 07/15/2042	215	230

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (a)	1,039	57
0.486% due 04/25/2045	735	608
0.516% due 11/25/2045	71	58
0.566% due 01/25/2045	1,363	1,140
0.796% due 12/25/2027	1,022	921
1.180% due 12/25/2046	1,234	840
1.370% due 02/25/2046	2,041	1,524
1.680% due 05/25/2041	121	114
1.770% due 06/25/2042	65	53
1.770% due 08/25/2042	44	39
3.253% due 08/25/2046	780	540

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	2,407	2,111

Total Mortgage-Backed Securities (Cost $83,174)		71,946

ASSET-BACKED SECURITIES 1.0%

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	91	91

Amortizing Residential Collateral Trust
0.526% due 06/25/2032	15	13
0.836% due 07/25/2032	23	20

Bear Stearns Asset-Backed Securities Trust
0.916% due 10/25/2032	174	164
1.256% due 11/25/2042	1,111	976

Carrington Mortgage Loan Trust
0.576% due 10/25/2035	410	390

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	30	26

Conseco Financial Corp.
7.200% due 04/15/2026	4	4

Countrywide Asset-Backed Certificates
0.366% due 10/25/2046	29	29
0.416% due 02/25/2036	30	30

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	69	59

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	135	133

Ford Credit Auto Owner Trust
1.677% due 06/15/2012	3,610	3,626

Fremont Home Loan Trust
0.316% due 01/25/2037	252	229

GSRPM Mortgage Loan Trust
0.376% due 03/25/2035	88	87

Home Equity Mortgage Trust
0.436% due 05/25/2036	3,209	2,929

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	76	70

LA Arena Funding LLC
7.656% due 12/15/2026	74	77

Massachusetts Educational Financing Authority
1.448% due 04/25/2038	1,119	1,125

SACO I, Inc.
1.016% due 11/25/2035	926	466

Soundview Home Equity Loan Trust
0.316% due 11/25/2036	238	112

Structured Asset Securities Corp.
0.306% due 10/25/2036	108	107

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036	452	322

Total Asset-Backed Securities (Cost $12,255)		11,085

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 0.6%

Deutsche Bank AG
0.320% due 10/01/2010	$1,500	$1,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $1,533. Repurchase proceeds are $1,500.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	2,952	2,952
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $3,012. Repurchase proceeds are $2,952.)

		7,452

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.4%
1,530,119	$15,329

Total Short-Term Instruments (Cost $22,781)	22,781

Total Investments 117.4% (Cost $1,251,382)	$1,309,505

Written Options (h) (0.0%) (Premiums $217)	(313)

Other Assets and Liabilities (Net) (17.4%)	(193,804)

Net Assets 100.0%	$1,115,388

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $302 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $103,409 at a weighted average interest rate of 0.217%. On September 30, 2010, securities valued at $96,167 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $1,894 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,073	$814
90-Day Eurodollar March Futures	Long	03/2012	665	265
90-Day Eurodollar September Futures	Long	09/2011	703	1,079
U.S. Treasury 5-Year Note December Futures	Long	12/2010	10	9

				$2,167

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.709%	$	5,000	$432	$0	$432
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	1.123%		2,200	12	0	12
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.206%		5,000	163	0	163
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.501%		3,000	203	0	203
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	3.948%		2,900	249	0	249
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.099%		3,000	126	0	126
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.848%		3,000	227	0	227
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.856%		4,400	376	0	376
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	1.233%		5,000	235	0	235

								$2,023	$0	$2,023

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

94	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$	11,000	$142	$147	$(5)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		74,400	1,020	0	1,020
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		23,800	312	(234)	546
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		51,000	669	(151)	820

							$2,143	$(238)	$2,381

(h)	Written options outstanding on September 30, 2010:

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$100
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,800	151	213

						$217	$313

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	360	$349,600	$2,514
Sales	0	16,800	151
Closing Buys	(360)	(341,600)	(2,448)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2010	0	$24,800	$217

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$54,071	$3,888	$57,959
Industrials	0	9,301	0	9,301
Municipal Bonds & Notes
California	0	10,035	0	10,035
Connecticut	0	676	0	676
New York	0	733	0	733
Puerto Rico	0	223	0	223
Texas	0	625	0	625
U.S. Government Agencies	0	351,121	3,193	354,314
U.S. Treasury Obligations	0	769,827	0	769,827
Mortgage-Backed Securities	0	71,889	57	71,946
Asset-Backed Securities	0	11,085	0	11,085
Short-Term Instruments
Repurchase Agreements	0	7,452	0	7,452
PIMCO Short-Term Floating NAV Portfolio	15,329	0	0	15,329
Investments, at value	$15,329	$1,287,038	$7,138	$1,309,505

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$2,023	$0	$2,023
Interest Rate Contracts	2,167	2,386	0	4,553
	$2,167	$4,409	$0	$6,576

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(5)	$(313)	$(318)

Totals	$17,496	$1,291,442	$6,825	$1,315,763

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$4,425	$0	$(530)	$0	$0	$(7)	$0	$0	$3,888	$19
U.S. Government Agencies	3,501	0	(330)	(1)	(11)	34	0	0	3,193	22
Mortgage-Backed Securities	0	0	0	0	0	57	0	0	57	57

Investments, at value	$7,926	$0	$(860)	$(1)	$(11)	$84	$0	$0	$7,138	$98

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(66)	$0	$(151)	$0	$0	$(96)	$0	$0	$(313)	$(96)

Totals	$7,860	$0	$(1,011)	$(1)	$(11)	$(12)	$0	$0	$6,825	$2

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on swap agreements	2,386	0	2,023	0	0	4,409

	$2,386	$0	$2,023	$0	$0	$4,409

Liabilities:
Written options outstanding	$313	$0	$0	$0	$0	$313
Unrealized depreciation on swap agreements	5	0	0	0	0	5

	$318	$0	$0	$0	$0	$318

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$14,737	$0	$262	$0	$1	$15,000

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(6,700)	$0	$178	$0	$0	$(6,522)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,167 as reported in the Notes to Schedule of Investments.

96	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015	$2,000	$2,013

CIT Group, Inc.
6.250% due 08/11/2015	30,766	31,069

Fidelity National Information Services, Inc.
5.250% due 07/18/2016	20,000	20,177

Ford Motor Co.
4.750% due 12/15/2013	18,500	18,170

Georgia-Pacific Corp.
2.289% due 12/23/2012	413	412
2.292% due 12/23/2012	14,895	14,829
2.299% due 12/23/2012	2,645	2,634

Graham Packaging Co. LP
6.000% due 09/23/2016	17,000	17,154

HCA, Inc.
2.539% due 11/17/2013	25,000	24,099

SunGard Data Systems, Inc.
2.007% due 02/28/2014	10	10
2.008% due 02/28/2014	55	53

West Corp.
2.631% due 10/24/2013	5	5
2.632% due 10/24/2013	8	8
2.635% due 10/24/2013	5	5

Total Bank Loan Obligations (Cost $129,167)		130,638

CORPORATE BONDS & NOTES 33.2%

BANKING & FINANCE 23.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	1,700	1,787
7.700% due 08/07/2013	88,500	97,850

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	16,900	18,691

Ally Financial, Inc.
2.497% due 12/01/2014	3,161	2,829
5.375% due 06/06/2011	3,753	3,814
5.900% due 10/15/2019	18	15
6.000% due 12/15/2011	3,500	3,563
6.000% due 02/15/2019	591	514
6.000% due 03/15/2019	2,865	2,495
6.050% due 08/15/2019	21	18
6.050% due 10/15/2019	951	826
6.100% due 09/15/2019	490	431
6.150% due 03/15/2016	531	497
6.250% due 12/15/2018	933	834
6.300% due 03/15/2016	185	174
6.500% due 09/15/2016	210	198
6.500% due 10/15/2016	40	38
6.600% due 05/15/2018	556	515
6.600% due 06/15/2019	38	35
6.625% due 05/15/2012	14,318	14,887
6.650% due 04/15/2016	195	187
6.650% due 06/15/2018	97	90
6.700% due 08/15/2016	100	95
6.750% due 12/01/2014	4,178	4,338
6.750% due 08/15/2016	2,172	2,073
6.750% due 09/15/2016	10	10
6.750% due 11/15/2016	25	24
6.750% due 06/15/2019	75	69
6.800% due 09/15/2016	71	68
6.800% due 09/15/2018	222	206
6.850% due 04/15/2016	389	376
6.875% due 09/15/2011	23,778	24,491
6.875% due 08/28/2012	76,064	79,625
6.875% due 08/15/2016	35	34
6.875% due 07/15/2018	411	386
7.000% due 02/01/2012	6,635	6,917
7.000% due 07/15/2016	10	10
7.000% due 09/15/2018	751	706

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 03/02/2011		$73,000	$74,539
7.250% due 06/15/2016		178	174
7.250% due 01/15/2018		295	290
7.250% due 08/15/2018		1,563	1,498
7.250% due 01/15/2025		3,495	3,168
7.300% due 01/15/2018		1,349	1,328
7.500% due 12/31/2013		18,430	19,766
7.500% due 06/15/2016		117	116
7.500% due 12/15/2017		590	588
8.300% due 02/12/2015		4,400	4,807

American Express Bank FSB
0.386% due 05/29/2012		75	74
0.407% due 06/12/2012		617	611
5.500% due 04/16/2013		31,600	34,423
5.550% due 10/17/2012		8,500	9,161

American Express Co.
6.150% due 08/28/2017		1,800	2,075
7.000% due 03/19/2018		500	603

American Express Credit Corp.
0.408% due 10/04/2010		1,309	1,309
0.438% due 12/02/2010		7,300	7,301
5.875% due 05/02/2013		4,000	4,406
7.300% due 08/20/2013		13,000	14,953

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		23,353	23,175

American General Finance Corp.
3.250% due 01/16/2013	EUR	6,000	7,032
4.000% due 03/15/2011		$1,400	1,400
4.125% due 11/29/2013	EUR	12,500	14,469
4.875% due 07/15/2012		$200	190
5.375% due 10/01/2012		80	76
5.625% due 08/17/2011		34,304	34,132
5.900% due 09/15/2012		335	322
6.900% due 12/15/2017		1,125	945

American International Group, Inc.
0.391% due 03/20/2012		5,000	4,846
0.635% due 10/18/2011		7,400	7,293
1.034% due 04/26/2011	EUR	8,100	10,992
4.250% due 05/15/2013		$40,850	42,382
4.700% due 10/01/2010		2,300	2,300
4.950% due 03/20/2012		38,800	40,498
5.050% due 10/01/2015		25,400	25,972
5.375% due 10/18/2011		35,000	36,312
5.450% due 05/18/2017		10,000	10,225
5.600% due 10/18/2016		900	922
5.850% due 01/16/2018		38,700	40,248
8.000% due 05/22/2068	EUR	6,600	8,593
8.250% due 08/15/2018		$99,800	116,766
8.625% due 05/22/2068	GBP	4,200	6,301

Anadarko Finance Co.
6.750% due 05/01/2011 (i)		$20,600	21,241

ANZ National International Ltd.
3.125% due 08/10/2015		16,900	17,135
6.200% due 07/19/2013		59,500	66,175

AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	40

BA Covered Bond Issuer
5.500% due 06/14/2012		25,000	26,411

Banco do Brasil S.A.
4.500% due 01/22/2015		7,300	7,692

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		24,500	24,605

Banco Santander Chile
2.875% due 11/13/2012		65,700	66,366
3.750% due 09/22/2015		45,200	45,937

Bank of America Corp.
0.786% due 10/14/2016		37,400	33,414
6.500% due 08/01/2016		5,000	5,632
7.375% due 05/15/2014		8,400	9,665
7.625% due 06/01/2019		4,300	5,108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Nova Scotia
1.450% due 07/26/2013		$44,000	$44,510

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		31,800	34,312

Barclays Bank PLC
0.465% due 03/23/2017		16,500	15,296
3.250% due 01/28/2015		13,000	12,990
6.050% due 12/04/2017		1,200	1,303
10.179% due 06/12/2021		560	748

Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,823

BBVA Bancomer S.A.
7.250% due 04/22/2020		$3,300	3,553

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	36,268
4.500% due 10/28/2010		$12,000	12,033
6.400% due 10/02/2017		4,000	4,666
6.950% due 08/10/2012		86,390	95,534
7.250% due 02/01/2018		500	610

BNP Paribas
0.668% due 04/27/2017		63,300	62,359
5.186% due 06/29/2049		6,900	6,538

CIT Group, Inc.
7.000% due 05/01/2013		2,510	2,535
7.000% due 05/01/2014		4,214	4,225
7.000% due 05/01/2015		1,514	1,511
7.000% due 05/01/2016		2,876	2,847
7.000% due 05/01/2017		3,534	3,476

Citigroup Funding, Inc.
5.700% due 06/30/2011		750	777

Citigroup, Inc.
0.562% due 06/09/2016		3,100	2,630
4.750% due 02/10/2019	EUR	100	134
5.100% due 09/29/2011		$1,500	1,559
5.250% due 02/27/2012		15,300	16,078
5.300% due 10/17/2012		3,500	3,731
5.500% due 04/11/2013		49,520	53,170
5.500% due 02/15/2017		1,450	1,500
5.625% due 08/27/2012		14,600	15,436
5.850% due 07/02/2013		4,100	4,438
6.000% due 02/21/2012		12,004	12,738
6.000% due 12/13/2013		580	636
6.010% due 01/15/2015		4,900	5,394
6.125% due 11/21/2017		300	328
6.375% due 08/12/2014		190	211
8.125% due 07/15/2039		45,000	57,025

Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,549

Countrywide Financial Corp.
5.800% due 06/07/2012		140	149

Credit Suisse
1.066% due 05/29/2049		270	191
5.000% due 05/15/2013		9,745	10,625

DanFin Funding Ltd.
1.226% due 07/16/2013		145,300	145,230

Danske Bank A/S
2.500% due 05/10/2012		3,000	3,073

Dexia Credit Local
0.693% due 03/05/2013		160,700	160,223
2.000% due 03/05/2013		25,000	25,208

Dexia Credit Local S.A.
0.940% due 09/23/2011		28,000	28,108
0.961% due 04/29/2014		62,500	62,304

DnB NOR Bank ASA
0.527% due 09/01/2016		16,300	15,898

FCE Bank PLC
7.125% due 01/16/2012	EUR	48,700	68,880

See Accompanying Notes	Semiannual Report	September 30, 2010	97

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 01/15/2013	EUR	19,300	$27,429
7.875% due 02/15/2011	GBP	11,100	17,721

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$39,205	39,215
5.542% due 06/15/2011		2,000	2,052
5.625% due 09/15/2015		10,000	10,275
7.000% due 10/01/2013		9,900	10,629
7.250% due 10/25/2011		900	945
7.375% due 02/01/2011		31,934	32,528
7.500% due 08/01/2012		61,700	65,522
7.800% due 06/01/2012		1,300	1,383
8.000% due 12/15/2016		600	679
8.625% due 11/01/2010		1,000	1,005
9.875% due 08/10/2011		11,500	12,183
12.000% due 05/15/2015		6,040	7,617

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	26,519

Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	805

GATX Financial Corp.
5.800% due 03/01/2016		$1,200	1,321

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		10,600	12,741

General Electric Capital Corp.
0.421% due 06/20/2014		10,000	9,457
0.604% due 05/11/2016		300	277

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		18,000	16,664
5.300% due 02/14/2012		3,000	3,157
5.450% due 11/01/2012		600	647
5.950% due 01/18/2018		500	550
6.750% due 10/01/2037		500	521

Green Valley Ltd.
4.410% due 01/10/2011	EUR	250	339

HCP, Inc.
5.650% due 12/15/2013		$725	780
5.950% due 09/15/2011		1,900	1,975

Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,008
6.850% due 07/15/2012		3,332	3,531

HSBC Capital Funding LP
4.610% due 12/29/2049		3,900	3,731

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	1,038

HSBC Finance Corp.
7.000% due 05/15/2012		850	920

ING Bank NV
1.089% due 03/30/2012		5,000	4,985
3.900% due 03/19/2014		22,400	24,469

International Lease Finance Corp.
0.863% due 07/01/2011		1,000	966
1.274% due 08/15/2011	EUR	9,900	13,023
4.950% due 02/01/2011		$1,125	1,131
5.125% due 11/01/2010		3,000	3,008
5.300% due 05/01/2012		215	217
5.450% due 03/24/2011		2,600	2,623
5.625% due 09/20/2013		380	375
5.750% due 06/15/2011		2,600	2,626
6.500% due 09/01/2014		163,200	175,848

JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	700	931
6.000% due 01/15/2018		$800	915

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		10,000	7,234

KeyBank N.A.
1.016% due 11/21/2011	EUR	1,600	2,111

KeyCorp
1.091% due 11/22/2010		11,985	16,453

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013	EUR	460	$472

LBG Capital No.1 PLC
8.000% due 12/29/2049		1,400	1,302
8.500% due 12/29/2049		700	651

LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,053

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	2,048
5.625% due 01/24/2013 (a)		$5,300	1,246

Lloyds TSB Bank PLC
2.300% due 04/01/2011		19,100	19,277
2.800% due 04/02/2012		122,000	125,201

Macquarie Bank Ltd.
1.233% due 12/06/2016	EUR	8,200	10,513
2.600% due 01/20/2012		$21,200	21,744

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		12,000	13,293
9.250% due 04/15/2019		4,250	5,580

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		25,000	24,635
0.666% due 11/01/2011		6,000	5,980
0.901% due 02/21/2012	GBP	12,000	18,401
1.052% due 09/15/2026		$47,300	33,257
5.450% due 07/15/2014		29,500	31,901
6.050% due 08/15/2012		10,330	11,091
6.400% due 08/28/2017		5,000	5,479
6.875% due 04/25/2018		74,900	84,141
6.875% due 11/15/2018		600	673
8.950% due 05/18/2017		180	199

Metropolitan Life Global Funding I
2.875% due 09/17/2012		200	206
5.125% due 04/10/2013		21,000	22,875

Morgan Stanley
0.830% due 01/09/2014		150	142
1.006% due 10/15/2015		8,000	7,347
1.161% due 07/20/2012	EUR	10,000	13,115
1.218% due 03/01/2013		32,400	42,063
2.876% due 05/14/2013		$8,900	9,077
6.000% due 05/13/2014		100	110

Mystic Re Ltd.
10.299% due 06/07/2011		6,400	6,693

National Australia Bank Ltd.
0.519% due 06/29/2016		1,200	1,162
5.350% due 06/12/2013		17,200	18,860

National City Bank
0.663% due 06/07/2017		250	225

National City Bank of Kentucky
6.300% due 02/15/2011		250	255

National City Preferred Capital Trust I
12.000% due 12/29/2049		21,100	23,507

Nationwide Building Society
4.650% due 02/25/2015		2,600	2,756

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		15,000	15,769

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	9,626
5.150% due 04/15/2013		$98,678	106,653

PNC Preferred Funding Trust I
6.517% due 12/30/2049		16,200	12,214

Preferred Term Securities XIII Ltd.
0.842% due 03/24/2034		1,808	1,103

Pricoa Global Funding I
0.489% due 09/27/2013		14,770	14,521
0.575% due 01/30/2012		18,300	18,177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Principal Life Income Funding Trusts
0.536% due 11/15/2010		$8,100	$8,101

Qatari Diar Finance QSC
3.500% due 07/21/2015		64,900	66,398

Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		12,000	12,586

Regions Financial Corp.
0.459% due 06/26/2012		14,600	13,952
7.750% due 11/10/2014		10,100	10,954

Royal Bank of Scotland Group PLC
0.728% due 04/11/2016		7,150	6,065
0.784% due 04/08/2011		92,300	92,376
1.029% due 09/29/2015		35,000	30,053
2.625% due 05/11/2012		100,175	102,925
3.000% due 12/09/2011		22,400	23,002
4.625% due 09/22/2021	EUR	2,000	2,486
4.908% due 04/06/2011	GBP	1,163	1,809
6.375% due 02/01/2011		$4,870	4,941
7.640% due 03/29/2049 (a)		66,675	49,840

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		78,100	77,049

Scotland International Finance No. 2 BV
6.500% due 02/15/2011		9,450	9,371

SLM Corp.
1.234% due 04/26/2011	EUR	5,000	6,784
2.853% due 06/15/2015		$208	166
5.000% due 04/15/2015		15,735	15,104
5.050% due 11/14/2014		10,000	9,534
5.125% due 08/27/2012		27,045	27,351
5.375% due 01/15/2013		15,325	15,459
5.375% due 05/15/2014		100	97
5.450% due 04/25/2011		9,500	9,595
8.000% due 03/25/2020		4,100	4,075
8.450% due 06/15/2018		6,800	6,877

Societe Generale
5.922% due 04/29/2049		2,800	2,657

Sumitomo Mitsui Banking Corp.
1.002% due 12/29/2049	JPY	1,300,000	15,513

SunTrust Bank
0.989% due 12/20/2011	EUR	19,500	25,311
6.375% due 04/01/2011		$40,400	41,488

Svenska Handelsbanken AB
1.292% due 09/14/2012		34,000	34,151
4.875% due 06/10/2014		175	191

Swedbank AB
3.625% due 12/02/2011	EUR	400	559

Teco Finance, Inc.
6.750% due 05/01/2015		$6,000	7,003
7.000% due 05/01/2012		15,253	16,553

Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012		100,000	101,272

UBS AG
0.675% due 04/18/2016		5,000	4,789
1.439% due 02/23/2012		34,600	34,854
5.875% due 12/20/2017		3,400	3,853

Vita Capital III Ltd.
1.633% due 01/01/2011		1,000	997

Wachovia Bank N.A.
0.622% due 03/15/2016		1,750	1,607

Wachovia Corp.
0.562% due 06/15/2017		1,100	981
0.896% due 10/15/2016		4,800	4,393
5.500% due 05/01/2013		33,425	36,770

Waha Aerospace BV
3.925% due 07/28/2020		80,500	82,890

WCI Finance LLC
5.400% due 10/01/2012		3,500	3,735

98	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WEA Finance LLC
7.500% due 06/02/2014	$40	$47

Wells Fargo & Co.
7.980% due 03/29/2049	263,800	278,968

Wells Fargo Capital XV
9.750% due 09/29/2049	2,900	3,204

Westpac Banking Corp.
1.006% due 07/16/2014	3,000	3,018
2.250% due 11/19/2012	107,300	109,419
3.250% due 12/16/2011	65,800	67,760

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010	198	199

		5,079,882

INDUSTRIALS 6.4%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015	2,000	2,130

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	167,913

Altria Group, Inc.
8.500% due 11/10/2013	22,055	26,430
9.250% due 08/06/2019	5,000	6,713
9.700% due 11/10/2018	900	1,220

American Airlines, Inc.
10.500% due 10/15/2012	2,700	2,930

Arch Western Finance LLC
6.750% due 07/01/2013	10,000	10,162

Atlantic Richfield Co.
9.125% due 03/01/2011	8,700	8,989

AutoZone, Inc.
5.750% due 01/15/2015	12,900	14,649
7.125% due 08/01/2018	5,400	6,568

Black & Decker Corp.
8.950% due 04/15/2014	3,600	4,442

Boston Scientific Corp.
4.250% due 01/12/2011	25	25
6.000% due 06/15/2011	12,500	12,854

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	3,693	4,042

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	2,000	2,155

Cardinal Health, Inc.
6.000% due 06/15/2017	24,400	27,942

CC Holdings GS V LLC
7.750% due 05/01/2017	650	722

Charter Communications Operating LLC
8.000% due 04/30/2012	8,300	8,840

Chesapeake Energy Corp.
7.625% due 07/15/2013	7,550	8,267
9.500% due 02/15/2015	18,000	20,925

Chukchansi Economic Development Authority
4.123% due 11/15/2012	6,000	3,480

Colorado Interstate Gas Co.
5.950% due 03/15/2015	4,260	4,754

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	5,694	6,617

Comcast Cable Communications LLC
6.750% due 01/30/2011	3,000	3,059

Comcast Corp.
5.850% due 11/15/2015	2,100	2,437

Comcast Holdings Corp.
10.625% due 07/15/2012	2,420	2,798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Airlines, Inc.
6.750% due 09/15/2015		$3,250	$3,311

Cox Communications, Inc.
4.625% due 06/01/2013		5,000	5,398
5.450% due 12/15/2014		2,600	2,945
6.750% due 03/15/2011		5,595	5,745
7.125% due 10/01/2012		5,572	6,170

CSX Corp.
7.900% due 05/01/2017		17,000	21,516

CVS Caremark Corp.
5.750% due 08/15/2011		4,071	4,243

Daimler Finance North America LLC
5.750% due 09/08/2011		43,000	44,909
5.875% due 03/15/2011		1,250	1,279
6.500% due 11/15/2013		23,900	27,359
7.300% due 01/15/2012		22,333	24,027
7.750% due 01/18/2011		7,510	7,658

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012		7,000	7,042

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013		370	387

Delta Air Lines, Inc.
9.500% due 09/15/2014		2,300	2,507

Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		1,000	1,130

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,700	4,973

DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,676
7.000% due 10/01/2013		3,000	3,199
7.125% due 02/01/2016		6,775	7,156
7.750% due 05/31/2015		1,600	1,714

Dow Chemical Co.
4.850% due 08/15/2012		32,715	34,636
6.000% due 10/01/2012		12,855	13,933
6.125% due 02/01/2011		1,100	1,117

Enterprise Products Operating LLC
4.600% due 08/01/2012		12,600	13,275
5.650% due 04/01/2013		1,000	1,092

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,100	26,524

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		7,600	8,140
8.375% due 04/01/2017		3,340	3,733

Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,339

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		$10,787	11,111

Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011	EUR	4,570	6,468

Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013		$44,200	48,934

General Mills, Inc.
6.000% due 02/15/2012		800	854

Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,245

GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,238

HCA, Inc.
7.250% due 09/15/2020		5,000	5,375
9.875% due 02/15/2017		12,875	14,291

HJ Heinz Co.
15.590% due 12/01/2020		700	818

HJ Heinz Finance Co.
6.625% due 07/15/2011		4,000	4,180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		$29,500	$32,562

Intuit, Inc.
5.750% due 03/15/2017		17,000	19,292

JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,212

Kinder Morgan Energy Partners LP
6.750% due 03/15/2011		11,205	11,489
7.125% due 03/15/2012		5,522	5,931

Kraft Foods, Inc.
2.625% due 05/08/2013		10,300	10,684
5.250% due 10/01/2013		3,575	3,957
5.625% due 11/01/2011		27,856	29,264
6.000% due 02/11/2013		18,492	20,551
6.250% due 06/01/2012		27,649	30,057

Lennar Corp.
5.500% due 09/01/2014		8,800	8,492

Loews Corp.
5.250% due 03/15/2016		7,000	7,887

MGM Resorts International
10.375% due 05/15/2014		6,200	6,928

Motorola, Inc.
8.000% due 11/01/2011		50	53

Noble Group Ltd.
6.750% due 01/29/2020		10,000	10,808

Northwest Airlines 2000-1 Class G Pass-Through Trust
7.150% due 04/01/2021		4,024	3,858

Olin Corp.
6.750% due 06/15/2016		15,000	16,238

PACCAR, Inc.
6.375% due 02/15/2012		42,800	45,886
6.875% due 02/15/2014		19,900	23,292

Peabody Energy Corp.
6.500% due 09/15/2020		16,300	17,624

Pearson PLC
7.000% due 06/15/2011		10,000	10,419

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	500	882

Petroleos Mexicanos
5.500% due 01/09/2017	EUR	500	723

Reynolds American, Inc.
7.250% due 06/01/2012		$5,500	5,950

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		2,860	3,190

Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,805

Ryder System, Inc.
5.950% due 05/02/2011		10,380	10,662

Shell International Finance BV
3.100% due 06/28/2015		80,800	85,184

Sonat, Inc.
7.625% due 07/15/2011		10,900	11,354

Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,973

Time Warner Cable, Inc.
5.400% due 07/02/2012		1,513	1,622

Time Warner, Inc.
3.150% due 07/15/2015		32,400	33,631
6.875% due 05/01/2012		4,000	4,362

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011		5,000	5,255
8.875% due 07/15/2012		2,855	3,202

See Accompanying Notes	Semiannual Report	September 30, 2010	99

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tyco Electronics Group S.A.
6.000% due 10/01/2012	$10,972	$11,870

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	1,657	1,847

Union Pacific Corp.
5.700% due 08/15/2018	5,200	6,073

Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	1,000	1,142

UST LLC
6.625% due 07/15/2012	2,000	2,172

Veolia Environnement
5.250% due 06/03/2013	32,931	35,919

Vivendi S.A.
5.750% due 04/04/2013	4,700	5,120
6.625% due 04/04/2018	15,000	17,430

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	27,257

Weyerhaeuser Co.
6.750% due 03/15/2012	12,410	13,098

WM Wrigley Jr. Co.
2.450% due 06/28/2012	5,005	5,053

Wynn Las Vegas LLC
7.875% due 11/01/2017	1,400	1,508

Yum! Brands, Inc.
8.875% due 04/15/2011	3,240	3,375

		1,369,853

UTILITIES 3.0%

AES Corp.
8.875% due 02/15/2011	300	309

Appalachian Power Co.
5.650% due 08/15/2012	1,400	1,502

AT&T Corp.
7.300% due 11/15/2011	47,000	50,349

AT&T, Inc.
5.875% due 02/01/2012	10,000	10,653

BP Capital Markets PLC
0.422% due 04/11/2011	2,200	2,193
1.292% due 03/17/2011	500	501
1.550% due 08/11/2011 (i)	12,400	12,437
2.375% due 12/14/2011	1,200	1,205
2.750% due 02/27/2012	6,100	6,147

British Telecommunications PLC
9.375% due 12/15/2010	17,000	17,269

Carolina Power & Light Co.
6.500% due 07/15/2012	3,060	3,351

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	2,700	3,200

CenturyLink, Inc.
6.000% due 04/01/2017	10,200	10,705

CMS Energy Corp.
1.476% due 01/15/2013	3,100	2,960

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	4,000	4,391

Dominion Resources, Inc.
6.250% due 06/30/2012	5,450	5,945

Duke Energy Carolinas LLC
6.250% due 01/15/2012	1,000	1,071

El Paso Performance-Linked Trust
7.750% due 07/15/2011	23,915	24,878

Embarq Corp.
7.082% due 06/01/2016	8,300	9,239

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
7.750% due 03/01/2011		$17,400	$17,912

Ipalco Enterprises, Inc.
8.625% due 11/14/2011		5,750	6,088

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		13,300	13,533

Kinder Morgan, Inc.
5.150% due 03/01/2015		775	779
6.500% due 09/01/2012		9,750	10,372

Koninklijke KPN NV
8.000% due 10/01/2010		9,000	9,000

Majapahit Holding BV
8.000% due 08/07/2019		5,000	6,075

Nevada Power Co.
8.250% due 06/01/2011		4,140	4,330

NGPL PipeCo LLC
6.514% due 12/15/2012		31,000	32,986

NRG Energy, Inc.
7.375% due 02/01/2016		141,738	146,167
8.250% due 09/01/2020		6,700	6,943

Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		2,000	2,242

Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	5,075

Progress Energy, Inc.
7.100% due 03/01/2011		2,800	2,870

PSEG Power LLC
5.000% due 04/01/2014		2,000	2,203
5.320% due 09/15/2016		989	1,109
7.750% due 04/15/2011		6,376	6,612

Public Service Electric & Gas Co.
5.375% due 09/01/2013		5,000	5,585

Qwest Corp.
3.542% due 06/15/2013		19,300	20,265
7.875% due 09/01/2011		1,575	1,671
8.875% due 03/15/2012		5,575	6,132

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		11,286	12,302

Southern Power Co.
6.250% due 07/15/2012		1,201	1,309

TDC A/S
6.500% due 04/19/2012	EUR	1,500	2,178

Telecom Italia Capital S.A.
1.135% due 07/18/2011		$24,000	23,915

Telefonica Emisiones SAU
0.775% due 02/04/2013		2,095	2,052

Telesat LLC
12.500% due 11/01/2017		4,200	4,977

Verizon Wireless Capital LLC
2.945% due 05/20/2011		1,000	1,017
3.750% due 05/20/2011		7,277	7,422
5.250% due 02/01/2012		88,480	93,716

			625,142

Total Corporate Bonds & Notes (Cost $6,779,279)			7,074,877

CONVERTIBLE BONDS & NOTES 1.3%

BANKING & FINANCE 0.5%

Boston Properties LP
2.875% due 02/15/2037		19,600	19,894

National City Corp.
4.000% due 02/01/2011		88,247	89,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Bancorp
0.000% due 12/11/2035	$4,900	$4,891

		114,245

INDUSTRIALS 0.8%

Amgen, Inc.
0.125% due 02/01/2011	82,358	82,461

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	18,003

Goodrich Petroleum Corp.
3.250% due 12/01/2026	650	644

Medtronic, Inc.
1.500% due 04/15/2011	55,500	55,847

Transocean, Inc.
1.500% due 12/15/2037	6,600	6,418

		163,373

Total Convertible Bonds & Notes (Cost $274,281)		277,618

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.2%

Irvine, California Ranch Water District Joint Powers Agency Revenue Bonds, Series 1998
7.705% due 03/15/2014	41,150	43,649

ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	67,100	67,733

LOUISIANA 0.2%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	35,300	35,682

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	12,600	12,541

Total Municipal Bonds & Notes (Cost $158,422)		159,605

U.S. GOVERNMENT AGENCIES 51.5%

Fannie Mae
0.316% due 12/25/2036	4,926	4,858
0.376% due 06/25/2034	760	738
0.456% due 10/27/2037	107,300	107,137
0.606% due 07/25/2037 - 03/25/2044	88,181	88,134
0.636% due 07/25/2037	33,459	33,479
0.656% due 05/25/2031 - 06/25/2032	1,684	1,685
0.726% due 07/25/2037	267	264
0.856% due 05/25/2030	383	384
0.881% due 04/25/2022	10	10
0.906% due 05/25/2030	607	607
0.956% due 10/25/2037	32,232	32,438
0.996% due 03/25/2040	146,372	147,655
1.125% due 09/30/2013 (g)(j)	800,100	806,711
1.586% due 07/01/2042 - 07/01/2044	8,244	8,271
1.636% due 09/01/2041	16,716	16,860
1.665% due 01/01/2021	26	26
1.786% due 10/01/2030 - 11/01/2039	1,436	1,464
1.939% due 03/01/2035	1,044	1,054
2.095% due 11/01/2017	29	29
2.122% due 07/01/2017	32	33
2.295% due 11/01/2018	3	3

100	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.391% due 05/01/2035	$1,942	$2,015
2.435% due 10/01/2024	164	172
2.526% due 08/01/2029	597	624
2.548% due 12/01/2033	350	363
2.550% due 03/01/2035	1,815	1,882
2.575% due 01/01/2024	9	9
2.581% due 06/01/2022	5	5
2.616% due 04/01/2024	126	133
2.625% due 01/01/2035	7,372	7,654
2.633% due 11/01/2034	1,339	1,385
2.672% due 01/01/2024	135	142
2.693% due 11/01/2027	48	50
2.721% due 10/01/2034	3,218	3,354
2.739% due 08/01/2035	8,820	9,261
2.789% due 05/01/2035	3,997	4,196
2.794% due 04/01/2034	1,000	1,048
2.805% due 08/01/2035	2,108	2,206
2.819% due 07/01/2035	5,110	5,363
2.822% due 09/01/2035	317	333
2.858% due 09/01/2032	1,296	1,353
2.924% due 09/01/2035	5,814	6,108
2.944% due 07/01/2035	5,855	6,147
2.945% due 06/01/2035	1,194	1,258
2.998% due 11/01/2017	25	25
3.020% due 02/01/2028	251	263
3.040% due 08/01/2017	4	5
3.041% due 07/01/2018	6	6
3.080% due 06/01/2017	9	9
3.125% due 07/01/2017	23	23
3.317% due 12/01/2017	19	19
3.770% due 07/25/2017	313	316
3.970% due 10/01/2035	4,269	4,494
4.000% due 05/01/2011 - 11/01/2040	193,081	198,223
4.250% due 05/25/2033	5,527	5,949
4.451% due 02/01/2028	8	8
4.500% due 06/01/2011 - 10/01/2040	6,135,067	6,390,055
4.546% due 01/01/2028	54	55
4.625% due 10/15/2013	165,414	184,111
4.751% due 03/01/2035	11,428	11,905
4.955% due 06/01/2035	2,406	2,537
4.987% due 04/01/2018	530	563
5.000% due 12/25/2016 - 10/01/2040	131,791	138,927
5.227% due 11/01/2035	195	208
5.500% due 05/01/2025 - 10/01/2040	540,059	581,169
6.000% due 08/01/2016 - 10/01/2040	306,576	330,991
6.500% due 07/25/2023 - 12/25/2042	410,235	448,446
7.000% due 05/01/2012 - 04/01/2034	232	253
7.500% due 02/01/2013	1	1
8.000% due 11/25/2023 - 11/01/2031	2,172	2,520
8.500% due 04/01/2025	114	132
8.800% due 01/25/2019	70	86
9.000% due 03/25/2021 - 04/25/2021	197	230
9.250% due 10/25/2018	3	4
9.500% due 03/25/2020 - 11/01/2025	559	671
10.000% due 01/01/2011 - 05/01/2022	5	5
10.500% due 07/01/2014 - 07/01/2021	2	2
11.000% due 11/01/2020	2	2
11.250% due 10/01/2015	4	4
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	6	6
16.000% due 09/01/2012 - 12/01/2012	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	$2,545	$2,548

Freddie Mac
0.407% due 07/15/2019 - 08/15/2019	41,890	41,781
0.516% due 08/25/2031	2,977	2,772
0.536% due 09/25/2031	5,282	5,003
0.557% due 05/15/2036	12,665	12,670
0.607% due 12/15/2030	5,212	5,214
0.657% due 06/15/2018	2,477	2,475
0.707% due 11/15/2030	26	26
1.262% due 10/15/2020	36	36
1.312% due 03/15/2021	22	22
1.786% due 07/25/2044	941	944
1.875% due 01/01/2017 - 03/01/2017	21	22
2.576% due 11/01/2022	240	249
2.625% due 02/01/2023	1	1
2.632% due 08/01/2035	38,616	40,157
2.635% due 06/01/2035	44,064	46,100
2.638% due 10/01/2027	25	25
2.665% due 08/01/2035	12,462	13,047
2.684% due 06/01/2024	48	51
2.776% due 09/01/2023	11	11
2.788% due 12/01/2022	34	36
2.810% due 07/01/2035	11,572	12,121
2.875% due 01/01/2024	65	65
2.952% due 10/01/2023	87	87
2.990% due 11/01/2023	9	10
3.599% due 02/01/2020	202	203
3.667% due 08/15/2032	548	561
4.000% due 09/15/2015	12	13
4.000% due 01/15/2024 (b)	2,321	257
4.448% due 03/01/2035	3,233	3,387
4.500% due 02/15/2017 - 10/01/2040	705,027	733,394
4.593% due 04/01/2035	7,869	8,244
4.597% due 04/01/2035	4,427	4,643
4.691% due 03/01/2035	6,295	6,594
4.958% due 04/01/2035	1,515	1,593
4.983% due 03/01/2035	823	865
5.000% due 04/01/2013 - 05/15/2033	2,851	3,010
5.070% due 04/01/2035	2,317	2,450
5.500% due 11/01/2013 - 10/01/2040	50,166	53,543
5.786% due 02/01/2037	153	163
5.865% due 05/01/2037	378	405
6.000% due 03/01/2011 - 02/01/2034	6,653	7,207
6.500% due 02/15/2014 - 07/25/2043	41,698	47,006
6.893% due 08/15/2036 (b)	47,720	8,704
7.000% due 01/01/2030 - 04/01/2032	48	54
7.500% due 07/15/2030	385	452
8.000% due 01/01/2012 - 12/01/2024	221	255
8.500% due 06/01/2022 - 11/01/2025	601	701
9.000% due 12/15/2020 - 08/01/2022	209	247
9.500% due 08/01/2016 - 09/01/2021	67	75
10.000% due 11/01/2016 - 05/15/2020	27	32

Ginnie Mae
0.807% due 12/16/2025	98	98
3.000% due 01/20/2032 - 02/20/2032	3,029	3,118
3.125% due 10/20/2023 - 12/20/2027	2,426	2,504
3.375% due 04/20/2016 - 05/20/2030	4,854	5,016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 01/20/2031 - 03/20/2031		$129	$134
3.625% due 08/20/2022 - 07/20/2034		3,197	3,306
4.000% due 03/20/2019		19	20
5.000% due 06/20/2032		29	30
5.500% due 10/17/2022		50	56
5.500% due 06/20/2031 (b)		44	1
6.000% due 01/15/2029 - 11/01/2040		52,478	56,978
6.500% due 09/15/2032 - 04/15/2039		52,921	58,321
6.500% due 04/15/2036 (j)		110,638	122,203
7.000% due 03/15/2011 - 10/15/2011		2	2
7.500% due 03/15/2022 - 09/15/2031		109	123
8.000% due 05/15/2016 - 06/20/2031		1,397	1,557
8.500% due 12/15/2021 - 05/15/2030		7	8
9.000% due 03/15/2017 - 11/15/2030		222	262
9.500% due 10/15/2016 - 06/15/2025		19	22
9.750% due 08/15/2017		16	18
10.000% due 10/15/2013 - 11/15/2020		3	3
10.500% due 11/15/2019 - 02/15/2021		1	1
11.500% due 08/15/2018		1	2
13.000% due 10/15/2013		2	2
13.500% due 11/15/2012		2	2
16.000% due 02/15/2012		1	1

Small Business Administration
4.310% due 04/01/2029		28,492	30,927

Vendee Mortgage Trust
6.500% due 05/15/2029		31,832	33,619

Total U.S. Government Agencies (Cost $10,939,264)			10,996,991

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (f)(g)		8,117	8,606
1.875% due 07/15/2019 (f)(g)(j)		31,652	35,148
2.375% due 01/15/2025		5,985	6,882
2.375% due 01/15/2027		1,622	1,872
2.500% due 01/15/2029		3,757	4,433
3.625% due 04/15/2028		135	180
3.875% due 04/15/2029 (g)		13,261	18,438

U.S. Treasury Notes
0.375% due 08/31/2012 (g)(i)(j)		61,972	61,931
0.625% due 06/30/2012		7,100	7,130

Total U.S. Treasury Obligations (Cost $143,143)			144,620

MORTGAGE-BACKED SECURITIES 8.6%

Adjustable Rate Mortgage Trust
2.854% due 03/25/2035		11,046	9,994

American Home Mortgage Assets
0.466% due 10/25/2046		26,610	13,611

American Home Mortgage Investment Trust
2.034% due 09/25/2045		363	322
2.550% due 10/25/2034		28,308	24,704
2.678% due 02/25/2045		35,962	32,826

Arkle Master Issuer PLC
0.838% due 02/17/2052	GBP	5,000	7,818

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		382	388

See Accompanying Notes	Semiannual Report	September 30, 2010	101

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Corp.
2.893% due 05/25/2035	$166,934	$166,271

Banc of America Large Loan, Inc.
0.467% due 03/15/2022	5,471	5,303

Banc of America Mortgage Securities, Inc.
2.958% due 05/25/2033	215	209
3.179% due 09/25/2035	15,604	12,536
3.180% due 02/25/2035	1,033	911
6.500% due 10/25/2031	3,141	3,183

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	38,472	34,028
2.560% due 08/25/2035	729	692
2.760% due 03/25/2035	8,908	8,512
2.806% due 08/25/2033	4,954	4,858
2.937% due 08/25/2035	9,658	7,095
2.944% due 10/25/2036	3,852	2,376
2.961% due 04/25/2033	4,332	4,267
2.986% due 08/25/2033	978	875
3.063% due 10/25/2035	91,627	84,998
3.399% due 02/25/2033	657	613
3.550% due 01/25/2034	6,836	6,817
3.590% due 11/25/2030	64	64
4.963% due 01/25/2035	3,552	3,104
5.007% due 01/25/2035	24	24
5.329% due 08/25/2035	68,199	61,169
5.462% due 04/25/2033	11,907	11,814
5.671% due 02/25/2033	735	738

Bear Stearns Alt-A Trust
2.754% due 09/25/2034	1,434	1,151
2.762% due 03/25/2035	22,250	15,819
2.848% due 05/25/2035	23,418	18,393
2.984% due 09/25/2035	6,378	4,849

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,546
5.471% due 01/12/2045	4,200	4,603
7.000% due 05/20/2030	1,382	1,449

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	1,540	1,537

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	12,691	8,806

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	7	7

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	200	214

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	24,536	23,130
3.074% due 03/25/2034	3,298	3,323
5.320% due 03/25/2036	24,256	19,071

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	13,642
5.961% due 06/10/2046	57,000	63,237

Community Program Loan Trust
4.500% due 10/01/2018	1,723	1,732

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	11,018	6,121
0.536% due 02/25/2037	12,290	7,083
0.656% due 06/25/2036	1,849	857

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	3,659	2,341
3.172% due 02/20/2035	19,442	17,029
3.466% due 11/25/2034	11,470	9,935
5.250% due 02/20/2036	22,314	14,416
5.500% due 04/25/2035	20,425	20,137

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	1,574	1,325
2.813% due 10/25/2033	294	275
4.183% due 11/15/2037	211	211
4.856% due 06/25/2032	61	53

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		$1,400	$1,487

DLJ Acceptance Trust
11.000% due 08/01/2019		44	44

Drexel Burnham Lambert CMO Trust
1.006% due 05/01/2016		1	1

EMF-NL
1.596% due 04/17/2041	EUR	5,612	7,191
1.696% due 04/17/2041		3,000	2,674
1.846% due 07/17/2041		7,300	6,701

First Horizon Alternative Mortgage Securities
2.285% due 06/25/2034		$14,341	12,638
2.570% due 09/25/2035		1,667	1,209

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		5,141	5,034
2.995% due 07/25/2033		37	37
5.500% due 12/25/2035		3,484	3,321

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		36	36

Granite Master Issuer PLC
0.297% due 12/20/2054		36,240	33,848
0.307% due 12/20/2054		6,192	5,784
0.327% due 12/20/2054		28,983	27,070
0.347% due 12/17/2054		6,776	6,329
0.357% due 12/20/2054		43,813	40,921
0.397% due 12/20/2054		57,155	53,382
0.457% due 12/20/2054 (m)		25,068	23,414
0.517% due 12/20/2054		14,139	13,206
0.680% due 12/17/2054	GBP	4,965	7,284
0.680% due 12/20/2054		8,763	12,850
0.717% due 12/20/2054	EUR	38,994	49,554

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		$5,023	4,585
0.336% due 01/25/2047		5,929	5,576

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	534
5.444% due 03/10/2039		6,800	7,179
6.080% due 07/10/2038		300	329

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		9,801	9,520
0.388% due 03/06/2020		14,900	14,237

GSR Mortgage Loan Trust
2.866% due 09/25/2035		7,039	6,912
2.876% due 11/25/2035		17,917	15,681
2.899% due 07/25/2035		3,164	2,267
2.923% due 09/25/2035		71,482	68,559
6.000% due 03/25/2032		199	199

Harborview Mortgage Loan Trust
0.567% due 11/19/2035		7,374	4,897
2.956% due 07/19/2035		9,756	7,899

Imperial Savings Association
6.576% due 02/25/2018		26	25

Indymac Index Mortgage Loan Trust
0.466% due 05/25/2046		4,945	2,809

JPMorgan Chase Commercial Mortgage Securities Corp.
0.632% due 07/15/2019		5,818	5,025
5.420% due 01/15/2049		2,285	2,381
5.882% due 02/15/2051		4,400	4,623
6.006% due 06/15/2049		33,900	35,095

JPMorgan Mortgage Trust
2.973% due 07/25/2035		1,866	1,815
3.106% due 08/25/2035		20,001	17,338
3.563% due 04/25/2037		2,157	1,467
5.022% due 02/25/2035		12,410	12,587
5.409% due 11/25/2035		7,793	7,560
5.441% due 02/25/2036		21,515	19,988

JPMorgan Re-REMIC
6.210% due 05/27/2036		14,253	14,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
2.903% due 11/21/2034		$11,819	$10,772

MASTR Asset Securitization Trust
5.500% due 09/25/2033		13,166	13,615

Mellon Residential Funding Corp.
0.737% due 06/15/2030		13,379	13,047

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,450

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		12,041	9,393
2.423% due 05/25/2033		7,521	7,722
2.799% due 02/25/2035		19,822	18,912

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		1,915	1,614
4.250% due 10/25/2035		10,357	8,893

Morgan Stanley Capital I
0.318% due 10/15/2020		5,177	4,787
5.809% due 12/12/2049		18,825	19,963

Morgan Stanley Mortgage Loan Trust
5.473% due 01/25/2035		6,682	6,014

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		6,200	6,792

Newgate Funding PLC
1.479% due 12/15/2050	EUR	2,500	2,764

Prime Mortgage Trust
0.656% due 02/25/2019		$480	464
0.656% due 02/25/2034		3,596	3,266

Prudential-Bache CMO Trust
8.400% due 03/20/2021		26	26

Resecuritization Mortgage Trust
0.506% due 04/26/2021		26	26

Residential Accredit Loans, Inc.
3.127% due 04/25/2035		14,352	12,674

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		158	159

Residential Funding Mortgage Securities I
5.250% due 01/25/2036		1,251	1,118

Sears Mortgage Securities
12.000% due 02/25/2014		4	4

Sequoia Mortgage Trust
0.974% due 05/20/2034		5,966	4,968

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030		781	811

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035		5,787	3,826
0.536% due 02/25/2036		5,867	3,635
0.917% due 09/19/2032		4,916	4,322
9.219% due 06/25/2029		432	448

Structured Asset Securities Corp.
0.606% due 08/25/2035		1,104	1,069
2.256% due 01/25/2032		125	111
2.318% due 07/25/2032		96	68

SunTrust Adjustable Rate Mortgage Loan Trust
3.151% due 01/25/2037		7,658	6,148

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046		37,193	36,194
0.376% due 10/25/2046		31,567	31,319
0.384% due 07/25/2036		25,569	25,412
0.386% due 06/25/2037		3,084	2,947

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020		27,098	23,841
0.347% due 09/15/2021		20,564	19,103
5.509% due 04/15/2047		6,200	6,171
5.572% due 10/15/2048		16,500	17,290

102	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	$5,017	$4,086
0.566% due 01/25/2045	307	257
1.100% due 01/25/2047	8,202	5,289
1.180% due 12/25/2046	38,860	26,454
1.370% due 08/25/2046	211	133
1.570% due 11/25/2042	1,552	1,353
1.770% due 06/25/2042	2,397	1,961
1.770% due 08/25/2042	2,179	1,932
2.786% due 03/25/2034	3,478	3,333
3.003% due 02/27/2034	8,732	8,698
3.003% due 01/25/2047	5,831	3,750
3.253% due 09/25/2046	13,531	9,823
4.771% due 12/25/2035	820	786
5.140% due 01/25/2036	2,829	2,643

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	52	49
2.789% due 02/25/2033	129	122

Wells Fargo Mortgage-Backed Securities Trust
2.871% due 01/25/2035	4,400	3,815
2.904% due 03/25/2035	16,683	15,914
3.424% due 04/25/2036	4,003	3,546
4.576% due 03/25/2036	25,845	22,825
4.679% due 12/25/2033	3,324	3,432
4.885% due 03/25/2035	1,434	1,380
5.221% due 04/25/2036	730	655
5.371% due 08/25/2035	2,562	2,595
5.442% due 07/25/2036	20,257	16,431

Total Mortgage-Backed Securities (Cost $1,891,435)		1,840,323

ASSET-BACKED SECURITIES 5.0%

ABFS Mortgage Loan Trust
4.928% due 12/15/2033	51	51

Access Group, Inc.
1.798% due 10/27/2025	60,274	61,829

Accredited Mortgage Loan Trust
0.466% due 07/25/2035	550	549
0.496% due 09/25/2035	977	908

ACE Securities Corp.
0.306% due 12/25/2036	1,563	1,493

Ally Auto Receivables Trust
1.320% due 03/15/2012	1,355	1,359

American Express Issuance Trust
0.457% due 09/15/2011	2,900	2,900

Ameriquest Mortgage Securities, Inc.
0.726% due 01/25/2035	1,595	1,510

AMMC CDO
0.526% due 08/08/2017	52,700	50,400
0.542% due 05/03/2018	19,000	18,069

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	744	657

Asset-Backed Funding Certificates
0.316% due 01/25/2037	1,172	1,155

Asset-Backed Securities Corp. Home Equity
0.777% due 06/15/2031	7	6

BA Credit Card Trust
0.837% due 04/15/2013	7,640	7,644

Bank of America Auto Trust
1.700% due 12/15/2011	1,131	1,131

Bayview Financial Acquisition Trust
6.129% due 05/28/2037	2,190	2,233

Bear Stearns Asset-Backed Securities Trust
0.316% due 01/25/2037	1,805	1,667
0.336% due 10/25/2036	1,815	1,693
0.936% due 09/25/2035	3,271	3,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.256% due 10/25/2037		$25,088	$19,493
1.256% due 11/25/2042		1,466	1,287

BNC Mortgage Loan Trust
0.376% due 11/25/2036		4,600	4,378

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020		24,890	23,298

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012		795	801

Carrington Mortgage Loan Trust
0.306% due 01/25/2037		5,738	5,476
0.356% due 06/25/2037		1,050	921
0.576% due 10/25/2035		8,071	7,686

Centurion CDO VII Ltd.
0.845% due 01/30/2016		498	478

Chase Funding Mortgage Loan Asset-Backed Certificates
0.896% due 11/25/2031		444	404

Chase Issuance Trust
0.297% due 02/15/2013		1,506	1,506

Citibank Credit Card Issuance Trust
0.985% due 05/24/2013	EUR	2,300	3,109

Citigroup Mortgage Loan Trust, Inc.
0.356% due 10/25/2036		$2,308	2,300

Conseco Financial Corp.
6.450% due 06/01/2030		32	32

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		1,201	1,187

Credit Suisse First Boston Mortgage Securities Corp.
0.956% due 07/25/2032		12	9

Entrust Financial Services, Inc.
1.389% due 10/26/2026		49,800	49,878

Equifirst Mortgage Loan Trust
0.496% due 01/25/2034		978	877

Equity One ABS, Inc.
0.816% due 11/25/2032		9,217	7,877

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		6,819	6,742
0.366% due 09/25/2036		2,891	2,765
0.536% due 10/25/2035		3,092	3,020

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	5,000	4,992

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		$7,419	7,426
1.677% due 06/15/2012		30,582	30,716
1.877% due 05/15/2012		6,378	6,407
2.000% due 12/15/2011		828	829

Fremont Home Loan Trust
0.316% due 01/25/2037		2,042	1,852

Gallatin Funding Ltd.
0.626% due 08/15/2017		14,000	13,105

GSAMP Trust
0.326% due 12/25/2036		5,068	3,442
0.806% due 03/25/2034		7,331	7,184

Gulf Stream - Sextant CLO Ltd.
0.569% due 08/21/2020		10,000	9,404

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	4,937	6,228

HSBC Home Equity Loan Trust
0.407% due 03/20/2036		$1,630	1,524
0.527% due 01/20/2035		2,640	2,340
0.547% due 01/20/2034		16,695	15,118
0.607% due 09/20/2033		6,743	6,255

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		324	243
0.306% due 12/25/2036		1,140	1,051

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Landmark CDO Ltd.
0.996% due 01/15/2016		$47,416	$45,530

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		589	502

MBNA Credit Card Master Note Trust
0.727% due 02/20/2014	EUR	2,881	3,878

Mid-State Trust
4.864% due 07/15/2038		$423	426

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		530	528
0.296% due 01/25/2037		2,656	2,618

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036		66	66

Mountain Capital CLO Ltd.
0.791% due 02/15/2016		31,786	30,459

Nautique Funding Ltd.
0.776% due 04/15/2020		14,434	12,929

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		10,000	9,325

Nelnet Student Loan Trust
1.198% due 07/25/2018		40,200	40,582

NYLIM Flatiron CLO Ltd.
0.851% due 10/20/2016		4,402	4,233

Park Place Securities, Inc.
0.516% due 07/25/2035		1,548	1,541

Premium Loan Trust Ltd.
0.878% due 10/25/2014		9,939	9,539

Primus CLO Ltd.
0.758% due 07/15/2021		163,499	139,584

Race Point CLO
0.926% due 05/15/2015		10,819	10,364

Renaissance Home Equity Loan Trust
0.876% due 03/25/2034		4,188	3,830
0.956% due 08/25/2032		40	31

Residential Asset Mortgage Products, Inc.
0.526% due 09/25/2035		1,659	1,649
0.606% due 03/25/2034		1,507	1,239

Residential Asset Securities Corp.
0.716% due 06/25/2031		3	2

Saxon Asset Securities Trust
0.576% due 09/25/2047		7,400	3,686

Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036		4,602	1,608
0.386% due 05/25/2037		1,584	1,208

SLM Student Loan Trust
0.538% due 10/25/2016		800	799
0.538% due 01/25/2019		3,835	3,833
0.748% due 07/25/2013		3,668	3,671
0.798% due 01/25/2015		2,935	2,939
0.964% due 10/25/2023	EUR	63,205	80,814
0.998% due 10/25/2017		$48,900	49,283
1.149% due 09/15/2021	EUR	6,599	8,652
1.178% due 07/25/2013		$13,915	13,942
1.907% due 12/15/2017		57,171	57,207
1.998% due 04/25/2023		5,510	5,709
6.257% due 07/15/2042		29,892	29,302

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		2,008	943

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		2,920	2,624

Structured Asset Securities Corp.
0.306% due 10/25/2036		1,637	1,627
0.546% due 01/25/2033		586	533
4.930% due 01/25/2035		755	707

See Accompanying Notes	Semiannual Report	September 30, 2010	103

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Summit Lake CLO Ltd.
0.559% due 02/24/2018		$22,000	$20,681

Vanderbilt Mortgage Finance
7.600% due 06/07/2025		1,430	1,501

Venture CDO Ltd.
0.751% due 01/20/2022		30,500	27,107

Wells Fargo Home Equity Trust
0.346% due 04/25/2037		2,507	2,435

WMC Mortgage Loan Pass-Through Certificates
0.937% due 05/15/2030		151	141

Total Asset-Backed Securities (Cost $1,062,674)			1,059,817

SOVEREIGN ISSUES 4.3%

Brazil Government International Bond
7.875% due 03/07/2015		23,100	28,471

Canada Government Bond
1.500% due 12/01/2012	CAD	354,000	344,654

Canada Housing Trust No. 1
2.450% due 12/15/2015		306,700	300,967

Export-Import Bank of Korea
0.754% due 10/04/2011		$1,000	1,001
8.125% due 01/21/2014		105,700	124,274

Korea Development Bank
0.619% due 11/22/2012		2,200	2,146
3.250% due 03/09/2016		73,600	73,890
5.300% due 01/17/2013		3,000	3,207

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		6,000	6,018
2.125% due 05/20/2012	EUR	12,500	17,324
2.375% due 03/26/2012		$13,100	13,387

Swedish Housing Finance Corp.
3.125% due 03/23/2012		9,000	9,313

Total Sovereign Issues (Cost $901,155)			924,652

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500% due 12/31/2049	33,630	$33,832

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	428,000	3,359

Total Convertible Preferred Securities (Cost $23,418)		37,191

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

Citigroup, Inc.
6.150% due 12/15/2012	2,564,997	38,349

DG Funding Trust
0.652% due 12/31/2049	10,254	79,128

Farm Credit Bank
10.000% due 11/29/2049	38,600	39,758

Total Preferred Securities (Cost $189,278)		157,235

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.9%

CERTIFICATES OF DEPOSIT 0.5%

Intesa Sanpaolo SpA
2.375% due 12/21/2012	$104,900	105,094

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	101,000	101,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $103,569. Repurchase proceeds are $101,001.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.250% due 10/01/2010		$5,000	$5,000
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $5,127. Repurchase proceeds are $5,000.)

TD Securities (USA) LLC
0.200% due 10/01/2010		8,000	8,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 06/30/2017 valued at $8,180. Repurchase proceeds are $8,000.)

			114,000

JAPAN TREASURY BILLS 5.1%
0.112% due 10/18/2010	JPY	90,340,000	1,082,119

U.S. TREASURY BILLS 0.2%
0.104% due 10/07/2010 - 10/21/2010 (c)(g)(h)		$42,006	42,005

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 23.6%
		502,811,666	5,037,167

Total Short-Term Instruments (Cost $6,321,436)			6,380,385

Total Investments 136.8% (Cost $28,812,952)			$29,183,952

Written Options (l) (0.3%) (Premiums $52,405)			(60,294)

Other Assets and Liabilities (Net) (36.5%)			(7,785,736)

Net Assets 100.0%			$21,337,922

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $2,686 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $108,716 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $490 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $28,306 at a weighted average interest rate of -0.453%. On September 30, 2010, securities valued at $53,732 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $10,864 and cash of $21 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,375	$7,877
90-Day Eurodollar June Futures	Long	06/2011	1,464	993
90-Day Eurodollar March Futures	Long	03/2011	6,611	3,301
90-Day Eurodollar September Futures	Long	09/2011	605	465
U.S. Treasury 5-Year Note December Futures	Long	12/2010	941	779

				$13,415

104	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	2.529%	$	7,500	$(948)	$(902)	$(46)
Lennar Corp.	BNP	(5.000%	)	09/20/2014	3.815%		5,000	(220)	(166)	(54)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	3.815%		3,800	(167)	(126)	(41)

								$(1,335)	$(1,194)	$(141)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	1.637%	$	12,700	$150	$0	$150
American International Group, Inc.	DUB	1.400%	06/20/2013	1.724%		10,900	(88)	0	(88)
American International Group, Inc.	RBS	1.360%	06/20/2013	1.724%		20,300	(187)	0	(187)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	1.328%		20,000	(184)	0	(184)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		19,800	(115)	(158)	43
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%		1,800	(10)	(16)	6
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		2,600	(15)	(41)	26
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		25,000	(144)	(205)	61
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		26,800	39	101	(62)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		35,100	51	136	(85)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		41,600	(241)	(339)	98
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%		21,600	32	84	(52)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		6,000	(35)	(57)	22
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		1,900	(11)	(18)	7
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		69,300	46	(411)	457
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%		9,000	1	(64)	65
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		1,400	0	(8)	8
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		2,900	1	(17)	18
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%		7,000	0	(30)	30
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.923%		22,700	15	(139)	154
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%		2,800	1	(15)	16
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		7,100	5	(40)	45
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%		8,400	1	(50)	51
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	2.987%		600	46	(13)	59
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	1.454%		38,400	(137)	0	(137)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.136%		6,300	(9)	0	(9)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.584%		2,000	(15)	0	(15)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%		6,200	239	328	(89)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		16,600	1,215	0	1,215
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		10,200	850	0	850
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		6,300	(1)	(48)	47
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.136%		32,700	(72)	0	(72)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%		11,300	(19)	(322)	303
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		1,900	0	0	0
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		8,000	279	0	279
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		10,000	297	(500)	797
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		4,800	185	240	(55)
Illinois State General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	2.273%		4,100	(10)	0	(10)
Illinois State General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	2.273%		27,900	(49)	0	(49)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.402%		24,720	115	12	103
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		3,200	(56)	(76)	20
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.402%		8,240	38	5	33
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.402%		24,720	115	61	54
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.402%		24,720	115	46	69
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		4,900	49	0	49
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		110,400	2,462	844	1,618
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.541%		16,600	358	258	100
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.610%		20,400	409	358	51
Japan Government International Bond	BNP	1.000%	09/20/2015	0.577%		25,000	520	413	107
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		34,400	766	283	483
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%		100,000	2,082	1,653	429
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		19,400	390	331	59
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		61,300	1,366	585	781
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%		10,000	215	150	65
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		7,900	177	94	83
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%		10,000	215	155	60
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		19,100	384	326	58
Japan Government International Bond	UBS	1.000%	12/20/2015	0.610%		19,400	389	311	78
JPMorgan Chase & Co.	DUB	1.000%	03/20/2011	0.283%		25,000	93	143	(50)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		6,800	(8)	(8)	0
MetLife, Inc.	BCLY	1.000%	09/20/2013	1.752%		10,000	(214)	(417)	203

See Accompanying Notes	Semiannual Report	September 30, 2010	105

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%	$	10,000	$(537)	$(507)	$(30)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		10,000	10	25	(15)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		14,900	(124)	(115)	(9)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		25,000	(206)	(205)	(1)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		29,900	32	70	(38)
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%		31,100	34	76	(42)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		7,100	8	18	(10)
Mexico Government International Bond	HSBC	1.000%	09/20/2015	1.180%		33,600	(278)	(260)	(18)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		19,600	21	50	(29)
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		300	0	1	(1)
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%		100	0	0	0
New Jersey State General Obligation Bonds, Series 2001	GSC	1.220%	09/20/2011	1.613%		25,000	(61)	0	(61)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%		500	1	0	1
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		26,900	(118)	(234)	116
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%		6,000	(159)	(171)	12
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		9,000	11	5	6
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		10,000	12	11	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		40,200	48	43	5
Russia Government International Bond	UBS	1.000%	12/20/2010	0.606%		25,100	30	13	17
SLM Corp.	BNP	5.050%	03/20/2013	4.223%		6,200	127	0	127
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		5,000	34	(512)	546
SLM Corp.	BOA	2.860%	12/20/2012	4.056%		100	(3)	(31)	28
SLM Corp.	BOA	4.930%	03/20/2013	4.223%		100	2	(27)	29
SLM Corp.	BOA	5.025%	03/20/2013	4.223%		200	4	(54)	58
SLM Corp.	GSC	5.000%	09/20/2011	2.949%		30,000	637	(225)	862
South Korea Government Bond	CITI	0.520%	12/20/2010	0.478%		11,000	3	0	3
South Korea Government Bond	MSC	1.000%	12/20/2015	1.004%		39,500	5	(58)	63
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		9,000	3	0	3
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		22,300	405	136	269
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		16,700	304	111	193
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		44,900	817	264	553
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		67,900	1,234	356	878
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		10,000	88	83	5

							$14,478	$2,789	$11,689

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$	27,600	$3,041	$2,760	$281
CDX.EM-12 Index	UBS	5.000%	12/20/2014		15,300	1,686	1,522	164
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		141,800	17,572	16,949	623
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		400	50	46	4
CDX.EM-13 Index	DUB	5.000%	06/20/2015		39,300	4,870	4,664	206
CDX.EM-13 Index	GSC	5.000%	06/20/2015		5,500	682	687	(5)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		56,300	6,977	6,358	619
CDX.EM-13 Index	JPM	5.000%	06/20/2015		6,100	756	689	67
CDX.EM-13 Index	MSC	5.000%	06/20/2015		18,200	2,255	2,168	87
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		13,900	1,850	1,770	80
CDX.EM-14 Index	BOA	5.000%	12/20/2015		23,800	3,168	3,106	62
CDX.EM-14 Index	DUB	5.000%	12/20/2015		7,900	1,051	1,006	45
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		7,100	945	927	18
CDX.EM-14 Index	MSC	5.000%	12/20/2015		12,600	1,677	1,613	64
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012		37,362	(80)	0	(80)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,666	(18)	0	(18)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		10,015	(13)	0	(13)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		104,000	(784)	(1,331)	547
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015		8,000	(60)	(310)	250
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015		80,800	(609)	(1,212)	603
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		32,800	(248)	(1,374)	1,126
CDX.HY-14 5-Year Index	UBS	5.000%	06/20/2015		43,000	(325)	(538)	213
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		32,600	(808)	(1,021)	213
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		21,412	262	0	262
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		38,869	484	0	484
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		4,437	45	0	45
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		9,549	101	0	101
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		10,899	112	0	112
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		13,696	115	0	115
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		111,100	(327)	(586)	259
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		41,700	(122)	(173)	51
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		30,200	(89)	(171)	82

106	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection(2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	$	15,700	$(46)	$(74)	$28
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		33,900	(100)	(171)	71

						$44,070	$37,304	$6,766

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,073	$1	$1,072
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	446	0	446
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	36,800	241	65	176
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		75,700	495	124	371
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		128,400	1,345	76	1,269
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		145,800	1,528	72	1,456
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		57,700	534	246	288
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		242,400	2,242	490	1,752
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		56,300	246	0	246
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		34,500	162	0	162
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		95,100	453	(38)	491
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	52	26	26
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		15,700	118	29	89
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,700	(32)	1,732
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	25,515	(391)	25,906
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		23,600	132	0	132
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		36,500	167	(26)	193
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		118,400	716	30	686
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		58,500	354	15	339
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		122,200	662	223	439
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		163,400	886	173	713
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		17,100	34	19	15
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		19,000	41	19	22
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		31,700	219	49	170
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		115,100	478	0	478
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		15,800	131	39	92
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		127,200	1,227	515	712
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		239,400	2,728	567	2,161
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		128,300	1,172	413	759
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		266,400	2,756	10	2,746
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		127,700	1,630	0	1,630
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		138,200	1,808	0	1,808
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		17,000	37	(3)	40
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		18,200	112	81	31
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		17,200	144	0	144
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	328	(7)	335
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		17,100	186	47	139
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		2,600	38	12	26
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		8,600	131	56	75
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		171,100	1,993	0	1,993
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		2,600	44	17	27
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	2,054	0	2,054
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA	EUR	12,500	43	(98)	141
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		6,100	21	(53)	74
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	DUB		803,700	2,765	(9,392)	12,157

							$59,187	$(6,626)	$65,813

See Accompanying Notes	Semiannual Report	September 30, 2010	107

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(l)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	228	$63	$96
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	228	128	38

				$191	$134

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	43,000	$384	$230
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		54,300	107	100
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		54,300	163	10
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		57,100	794	328
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		420,300	3,856	2,252
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		214,100	1,801	1,431
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		45,300	68	84
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		36,800	167	2,156
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		36,800	175	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		173,600	1,929	930
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		172,100	4,255	2,456
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		25,700	175	169
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		112,400	556	22
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		181,400	261	336
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		28,500	389	164
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		468,900	4,867	3,114
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		71,900	782	385
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		445,700	1,070	26,107
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		445,700	3,944	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		28,600	393	164
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		54,300	94	101
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		54,300	163	10
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		74,800	710	401
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		186,600	392	346
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		186,600	672	36
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		72,800	488	4,264
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		72,800	582	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		130,600	1,014	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		326,400	3,199	2,168
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		342,600	2,562	1,836
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		57,300	1,439	818
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		864,200	7,483	5,777

								$44,934	$56,195

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	131,400	$563	$230
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		131,400	477	139
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		41,800	109	107
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		41,800	104	93
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	131,600	355	65
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		131,600	270	153
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		109,100	322	249
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		109,100	349	133
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	34,800	146	87
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		34,800	146	78
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010	$	211,100	644	399
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	182,200	757	462
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	211,100	644	243
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	182,200	623	406
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	44,800	99	128
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	44,800	138	164
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	44,800	246	213
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	44,800	360	366
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		51,900	209	139
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		51,900	209	111

							$6,770	$3,965

108	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	$	60,000	$240	$0

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$	60,000	$270	$0

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	48	$6,512,200	EUR	0	$45,420
Sales	456	6,982,700		1,417,400	55,973
Closing Buys	(48)	(4,846,000)		(443,600)	(37,911)
Expirations	0	(539,900)		0	(3,202)
Exercised	0	(1,456,000)		0	(7,875)

Balance at 09/30/2010	456	$6,653,000	EUR	973,800	$52,405

(m)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Granite Master Issuer PLC	0.457%	12/20/2054	07/13/2010	$23,187	$23,414	0.11%

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,443	10/2010	CITI	$16	$0	$16
Sell		5,443	10/2010	CITI	0	(16)	(16)
Buy		8,100	10/2010	CSFB	230	0	230
Buy		21,584	10/2010	MSC	1,765	0	1,765
Buy		10,968	10/2010	RBS	854	0	854
Buy		5,443	10/2010	UBS	32	0	32
Buy	BRL	133,962	10/2010	BCLY	4,688	0	4,688
Sell		23,282	10/2010	BOA	0	(310)	(310)
Buy		117,139	10/2010	HSBC	3,031	0	3,031
Sell		9,356	10/2010	HSBC	0	(131)	(131)
Buy		43,867	10/2010	JPM	1,426	0	1,426
Buy		79,614	10/2010	MSC	2,153	0	2,153
Sell		450,535	10/2010	MSC	0	(13,164)	(13,164)
Buy		60,471	10/2010	RBC	1,739	0	1,739
Buy		48,119	10/2010	RBS	1,239	0	1,239
Buy		23,282	12/2010	BOA	312	0	312
Buy		43,046	12/2010	HSBC	605	0	605
Buy		455,895	12/2010	MSC	13,105	0	13,105
Buy		37,254	12/2010	RBS	655	0	655
Buy		4,839	09/2011	BOA	48	0	48
Buy		4,835	09/2011	MSC	46	0	46
Buy	CAD	5,677	10/2010	BNP	17	0	17
Sell		8,361	10/2010	CITI	0	(23)	(23)
Buy		2,684	10/2010	DUB	8	0	8
Buy		6,980	11/2010	BCLY	0	(14)	(14)
Sell		351,603	11/2010	BCLY	304	0	304
Buy		4,936	11/2010	BNP	0	(8)	(8)
Buy		21,255	11/2010	BOA	0	(24)	(24)
Sell		276,752	11/2010	BOA	308	0	308
Buy		8,361	11/2010	CITI	22	0	22
Buy		8,734	11/2010	CSFB	0	(19)	(19)
Buy		12,994	11/2010	DUB	0	(77)	(77)
Buy		53,400	11/2010	HSBC	690	0	690
Sell		10,350	11/2010	HSBC	0	(134)	(134)
Buy		46,313	11/2010	RBS	312	(36)	276
Sell		829	11/2010	RBS	5	0	5
Sell	CHF	44,094	11/2010	CITI	0	(1,368)	(1,368)
Buy	CNY	14,819	11/2010	BCLY	0	(10)	(10)
Buy		24,020	11/2010	CITI	0	(18)	(18)

See Accompanying Notes	Semiannual Report	September 30, 2010	109

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	61,954	11/2010	DUB	$0	$(57)	$(57)
Buy		24,417	11/2010	MSC	0	(27)	(27)
Buy		147,904	04/2011	BCLY	53	0	53
Buy		65,940	04/2011	CSFB	20	0	20
Buy		349,699	04/2011	DUB	853	0	853
Buy		57,423	04/2011	HSBC	15	0	15
Buy		32,949	04/2011	JPM	7	0	7
Buy		6,327	04/2011	MSC	3	0	3
Sell	EUR	211,187	10/2010	DUB	0	(17,290)	(17,290)
Sell		26,712	10/2010	UBS	0	(1,936)	(1,936)
Sell		17,479	11/2010	BCLY	0	(1,076)	(1,076)
Buy		209	11/2010	CITI	12	0	12
Buy		163	11/2010	CSFB	10	0	10
Sell		687	11/2010	CSFB	0	(4)	(4)
Sell		58,292	11/2010	DUB	0	(4,786)	(4,786)
Sell		66,497	11/2010	MSC	0	(5,522)	(5,522)
Buy		1,749	11/2010	RBS	53	0	53
Sell	GBP	5,600	10/2010	CITI	0	(20)	(20)
Buy		5,600	10/2010	HSBC	0	(50)	(50)
Buy		5,600	12/2010	CITI	20	0	20
Sell		35,194	12/2010	CITI	0	(615)	(615)
Sell		7,577	12/2010	GSC	0	(100)	(100)
Buy		2,700	12/2010	RBS	0	(20)	(20)
Sell		17,116	12/2010	UBS	0	(254)	(254)
Buy	IDR	15,661,800	10/2010	BOA	219	0	219
Buy		110,404,837	10/2010	CITI	1,469	0	1,469
Sell		18,775,500	10/2010	HSBC	0	(14)	(14)
Buy		15,661,800	10/2010	RBS	219	0	219
Buy		32,183,892	10/2010	UBS	374	0	374
Buy		214,439,010	11/2010	BCLY	257	0	257
Buy		9,340,800	11/2010	CITI	86	0	86
Buy		38,779,540	11/2010	DUB	69	0	69
Buy		28,533,050	11/2010	HSBC	88	0	88
Buy		203,983,600	11/2010	JPM	236	0	236
Buy		14,376,000	11/2010	MSC	9	0	9
Buy		31,382,000	04/2011	JPM	55	0	55
Buy		15,657,000	04/2011	MSC	24	0	24
Buy		18,775,500	07/2011	HSBC	16	0	16
Buy	INR	298,112	11/2010	BCLY	188	0	188
Buy		91,320	01/2011	BCLY	0	(2)	(2)
Buy		491,184	01/2011	CITI	0	(52)	(52)
Buy		182,720	01/2011	JPM	0	(2)	(2)
Buy		228,520	01/2011	MSC	1	0	1
Sell	JPY	90,340,000	10/2010	JPM	0	(61,433)	(61,433)
Sell		21,266,541	11/2010	MSC	0	(2,119)	(2,119)
Buy	KRW	3,084,983	11/2010	BCLY	74	0	74
Sell		1,499,775	11/2010	BCLY	0	(75)	(75)
Buy		5,703,649	11/2010	BOA	152	0	152
Buy		9,289,706	11/2010	CITI	152	0	152
Sell		16,958,170	11/2010	CITI	0	(1,100)	(1,100)
Buy		1,639,266	11/2010	DUB	25	0	25
Buy		856,290	11/2010	GSC	20	0	20
Buy		11,344,188	11/2010	JPM	46	(52)	(6)
Sell		6,265,150	11/2010	JPM	0	(418)	(418)
Buy		19,688,713	11/2010	MSC	477	(5)	472
Buy		2,090,700	11/2010	RBS	31	0	31
Sell		673,810	11/2010	RBS	0	(37)	(37)
Buy		31,423,174	01/2011	MSC	75	(40)	35
Buy	MXN	156,632	02/2011	BCLY	164	0	164
Buy		514,527	02/2011	CITI	1,351	(8)	1,343
Buy		19,102	02/2011	DUB	0	(4)	(4)
Buy		34,275	02/2011	JPM	0	(16)	(16)
Buy		281,440	02/2011	MSC	53	(118)	(65)
Buy		19,098	02/2011	UBS	0	(5)	(5)
Buy	MYR	29,758	10/2010	BCLY	874	0	874
Sell		11,550	10/2010	BCLY	0	(2)	(2)
Buy		3,499	10/2010	BOA	113	0	113
Buy		29,143	10/2010	CITI	760	0	760
Buy		15,133	10/2010	DUB	267	0	267
Buy		11,550	02/2011	BCLY	0	(7)	(7)
Buy		9,300	02/2011	HSBC	0	(12)	(12)
Buy		8,997	02/2011	JPM	0	(9)	(9)
Buy	PHP	11,152	11/2010	BCLY	13	0	13
Buy		916,641	11/2010	CITI	40	(18)	22
Buy		10,660	11/2010	DUB	13	0	13

110	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	433,874	06/2011	BCLY	$0	$(57)	$(57)
Buy		269,196	06/2011	JPM	0	(17)	(17)
Buy	SGD	4,133	11/2010	BCLY	42	0	42
Buy		4,268	11/2010	CITI	45	0	45
Buy		3,568	03/2011	CITI	13	0	13
Buy		8,186	03/2011	HSBC	24	0	24
Buy		1,983	03/2011	MSC	8	0	8
Buy	TRY	4,545	01/2011	BCLY	80	0	80
Buy		9,437	01/2011	CITI	195	0	195
Buy		1,962	01/2011	CSFB	29	0	29
Buy		15,261	01/2011	HSBC	142	0	142
Buy		20,917	01/2011	JPM	274	0	274
Buy	TWD	83,640	10/2010	BCLY	0	(23)	(23)
Buy		18,717	10/2010	CITI	2	0	2
Buy		65,606	10/2010	DUB	0	(17)	(17)
Buy		44,041	01/2011	DUB	3	(9)	(6)
Buy		26,965	01/2011	JPM	11	0	11
Buy		41,507	01/2011	MSC	10	0	10
Buy		22,479	01/2011	UBS	12	0	12
Buy	ZAR	71,729	10/2010	BCLY	452	0	452
Buy		8,679	10/2010	BOA	40	0	40
Buy		26,492	10/2010	CITI	186	0	186
Buy		60,817	10/2010	HSBC	392	0	392
Buy		21,199	10/2010	JPM	130	0	130
Buy		27,157	10/2010	MSC	181	0	181
Buy		50,117	10/2010	UBS	263	0	263
Buy		19,667	01/2011	BCLY	71	0	71
Buy		19,667	01/2011	JPM	71	0	71
Buy		22,804	09/2011	BCLY	104	0	104
Buy		11,398	09/2011	MSC	52	0	52
Buy		10,640	09/2011	UBS	49	0	49

					$45,547	$(112,780)	$(67,233)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$130,638	$0	$130,638
Corporate Bonds & Notes
Banking & Finance	0	5,063,266	16,616	5,079,882
Industrials	0	1,369,853	0	1,369,853
Utilities	0	625,142	0	625,142
Convertible Bonds & Notes
Banking & Finance	0	114,245	0	114,245
Industrials	0	163,373	0	163,373
Municipal Bonds & Notes
California	0	43,649	0	43,649
Illinois	0	67,733	0	67,733
Louisiana	0	35,682	0	35,682
New Jersey	0	12,541	0	12,541
U.S. Government Agencies	0	10,994,443	2,548	10,996,991
U.S. Treasury Obligations	0	144,620	0	144,620
Mortgage-Backed Securities	0	1,840,287	36	1,840,323
Asset-Backed Securities	0	629,085	430,732	1,059,817
Sovereign Issues	0	924,652	0	924,652
Convertible Preferred Securities
Banking & Finance	33,832	0	0	33,832
Consumer Discretionary	0	3,359	0	3,359
Preferred Securities
Banking & Finance	39,758	38,349	79,128	157,235

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Certificates of Deposit	$0	$105,094	$0	$105,094
Repurchase Agreements	0	114,000	0	114,000
Japan Treasury Bills	0	1,082,119	0	1,082,119
U.S. Treasury Bills	0	42,005	0	42,005
PIMCO Short-Term Floating NAV Portfolio	5,037,167	0	0	5,037,167
Investments, at value	$5,110,757	$23,544,135	$529,060	$29,183,952

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	19,970	0	19,970
Foreign Exchange Contracts	0	45,547	0	45,547
Interest Rate Contracts	13,415	65,812	0	79,227
	$13,415	$131,329	$0	$144,744

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,655)	(3,965)	(5,620)
Foreign Exchange Contracts	0	(112,780)	0	(112,780)
Interest Rate Contracts	0	(56,329)	0	(56,329)
	$0	$(170,764)	$(3,965)	$(174,729)

Totals	$5,124,172	$23,504,700	$525,095	$29,153,967

See Accompanying Notes	Semiannual Report	September 30, 2010	111

Schedule of Investments PIMCO Low Duration Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$27,874	$0	$0	$0	$0	$1,931	$1,103	$(14,292)	$16,616	$1,713
U.S. Government Agencies	3,162	0	(620)	0	(6)	12	0	0	2,548	152
Mortgage-Backed Securities	9,681	0	(9)	39	0	(300)	0	(9,375)	36	0
Asset-Backed Securities	326,877	123,780	(21,101)	1,978	1,186	(1,988)	0	0	430,732	(2,326)
Preferred Securities
Banking & Finance	131,009	1,842	(8,195)	0	0	(7,179)	0	(38,349)	79,128	(4,442)

Investments, at value	$498,603	$125,622	$(29,925)	$2,017	$1,180	$(7,524)	$1,103	$(62,016)	$529,060	$(4,903)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(139)	0	(6,770)	0	191	2,753	0	0	(3,965)	2,805
Interest Rate Contracts	(115)	0	0	0	0	115	0	0	0	115

	$(254)	$0	$(6,770)	$0	$191	$2,868	$0	$0	$(3,965)	$2,920

Totals	$498,349	$125,622	$(36,695)	$2,017	$1,371	$(4,656)	$1,103	$(62,016)	$525,095	$(1,983)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$85	$0	$0	$0	$0	$85
Unrealized appreciation on foreign currency contracts	0	45,547	0	0	0	45,547
Unrealized appreciation on swap agreements	65,813	0	19,969	0	0	85,782

	$65,898	$45,547	$19,969	$0	$0	$131,414

Liabilities:
Written options outstanding	$56,329	$0	$3,965	$0	$0	$60,294
Variation margin payable (2)	32	0	0	0	0	32
Unrealized depreciation on foreign currency contracts	0	112,780	0	0	0	112,780
Unrealized depreciation on swap agreements	0	0	1,655	0	0	1,655

	$56,361	$112,780	$5,620	$0	$0	$174,761

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$60,481	$3,201	$17,484	$0	$0	$81,166
Net realized (loss) on foreign currency transactions	0	(11,980)	0	0	0	(11,980)

	$60,481	$(8,779)	$17,484	$0	$0	$69,186

112	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(32,669)	$(198)	$7,530	$0	$0	$(25,337)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(75,627)	0	0	0	(75,627)

	$(32,669)	$(75,825)	$7,530	$0	$0	$(100,964)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $13,415 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	113

Schedule of Investments PIMCO Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 12.5%

BANKING & FINANCE 10.9%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$442

American Express Credit Corp.
0.438% due 12/02/2010	4,100	4,101

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011	500	496

American International Group, Inc.
0.635% due 10/18/2011	100	99
4.250% due 05/15/2013	1,000	1,038
4.950% due 03/20/2012	100	104
8.250% due 08/15/2018	400	468

Bank of America Corp.
0.476% due 08/15/2011	1,600	1,598
0.706% due 08/15/2016	200	180

Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,000	1,106

CBA Capital Trust I
5.805% due 12/29/2049	15,000	15,190

CIT Group, Inc.
7.000% due 05/01/2013	7	7
7.000% due 05/01/2014	10	11
7.000% due 05/01/2015	10	10
7.000% due 05/01/2016	18	17
7.000% due 05/01/2017	25	24

Citigroup, Inc.
5.500% due 04/11/2013	1,400	1,503
5.625% due 08/27/2012	300	317

HSBC Finance Corp.
0.628% due 08/09/2011	2,700	2,697

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016	700	664

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012	2,800	2,759
0.666% due 11/01/2011	4,000	3,987

Metropolitan Life Global Funding I
0.927% due 07/13/2011	3,000	3,006
5.125% due 04/10/2013	100	109

Morgan Stanley
2.876% due 05/14/2013	500	510

National City Bank
0.663% due 06/07/2017	2,200	1,979

Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,486

PNC Preferred Funding Trust I
6.517% due 12/30/2049	400	302

Principal Life Income Funding Trusts
0.536% due 11/15/2010	200	200
5.300% due 04/24/2013	300	325

Regions Financial Corp.
0.459% due 06/26/2012	2,800	2,676
7.750% due 11/10/2014	200	217

SunTrust Bank
6.375% due 04/01/2011	1,500	1,540

Wachovia Corp.
5.500% due 05/01/2013	200	220

Wells Fargo & Co.
7.980% due 03/29/2049	10,800	11,421

		61,809

INDUSTRIALS 0.6%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,972

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PACCAR, Inc.
6.875% due 02/15/2014	$100	$117

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	652

		3,741

UTILITIES 1.0%

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	1,900	2,112

Verizon Wireless Capital LLC
2.945% due 05/20/2011	800	813
5.250% due 02/01/2012	2,700	2,860

		5,785

Total Corporate Bonds & Notes (Cost $65,710)		71,335

CONVERTIBLE BONDS & NOTES 1.3%

BANKING & FINANCE 0.1%

National City Corp.
4.000% due 02/01/2011	400	406

INDUSTRIALS 1.2%

Amgen, Inc.
0.125% due 02/01/2011	5,000	5,006

Medtronic, Inc.
1.500% due 04/15/2011	2,100	2,113

		7,119

Total Convertible Bonds & Notes (Cost $7,484)		7,525

MUNICIPAL BONDS & NOTES 0.6%

ILLINOIS 0.4%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,900	1,918

LOUISIANA 0.2%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	1,200	1,213

NEW JERSEY 0.0%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	100	99

Total Municipal Bonds & Notes (Cost $3,200)		3,230

U.S. GOVERNMENT AGENCIES 92.8%

Fannie Mae
0.606% due 07/25/2037	2,829	2,828
0.706% due 10/25/2030	104	105
0.996% due 03/25/2040	4,711	4,752
1.125% due 09/30/2013 (f)	103,400	104,254
1.586% due 07/01/2042	246	246
1.636% due 09/01/2041	688	694
1.786% due 08/01/2030	133	135
2.500% due 01/01/2024	118	124
2.625% due 01/01/2035	318	330
2.658% due 12/01/2034	1,401	1,463
2.753% due 11/01/2034	1,454	1,525
2.944% due 07/01/2035	263	276
2.945% due 06/01/2035	2,487	2,620
3.000% due 09/16/2014	100	107
4.000% due 10/01/2040 - 11/01/2040	2,000	2,054
4.419% due 09/01/2028	166	171
4.500% due 10/01/2040	224,000	233,310
4.625% due 10/15/2013	1,000	1,113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/01/2040	$3,000	$3,159
5.500% due 05/01/2025 - 10/01/2040	27,894	29,945
5.700% due 08/01/2018	999	1,140
6.000% due 11/01/2016 - 10/01/2039	89,525	96,738
6.500% due 09/01/2012 - 12/25/2042	12,308	13,434
8.000% due 11/25/2023	139	166
9.250% due 10/25/2018	3	4
10.500% due 05/01/2012	10	11

FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	1,300	1,291

Federal Housing Administration
7.430% due 07/01/2024	837	838

Freddie Mac
0.407% due 07/15/2019 - 08/15/2019	1,366	1,362
0.607% due 12/15/2030	231	231
0.657% due 06/15/2018	101	101
1.586% due 10/25/2044 - 02/25/2045	1,636	1,684
2.810% due 07/01/2035	447	468
2.840% due 07/01/2023	76	80
4.500% due 02/01/2039 - 10/01/2040	11,000	11,444
5.000% due 02/15/2020	176	184
5.500% due 07/01/2038	1,928	2,047
6.000% due 02/01/2016 - 02/01/2039	1,129	1,214
6.500% due 07/25/2043	1,240	1,403
8.500% due 06/01/2025	7	8

Ginnie Mae
0.757% due 09/20/2030	34	34
3.125% due 10/20/2025	310	320
3.375% due 04/20/2022 - 05/20/2027	640	660
3.625% due 07/20/2023 - 07/20/2030	566	586
6.500% due 04/15/2036	1,340	1,480
7.000% due 11/15/2022	90	102
7.500% due 02/15/2022 - 03/15/2024	154	175
7.750% due 01/17/2030	19	23
8.000% due 03/15/2023 - 05/15/2024	34	39
9.000% due 07/20/2016 - 08/15/2030	77	86

Small Business Administration
4.310% due 04/01/2029	1,024	1,112

Total U.S. Government Agencies (Cost $524,273)		527,676

U.S. TREASURY OBLIGATIONS 2.2%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	208	220
1.875% due 07/15/2019	817	907
3.875% due 04/15/2029	265	369

U.S. Treasury Notes
1.875% due 06/30/2015 (d)	1,000	1,031
3.125% due 04/30/2017 (d)(f)	9,200	9,960

Total U.S. Treasury Obligations (Cost $11,661)		12,487

MORTGAGE-BACKED SECURITIES 9.2%

American Home Mortgage Investment Trust
2.550% due 10/25/2034	1,226	1,070
2.678% due 02/25/2045	394	343

Banc of America Funding Corp.
2.893% due 05/25/2035	3,206	3,193

114	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	$1,427	$1,371
2.934% due 03/25/2035	316	303
3.399% due 02/25/2033	37	34
3.550% due 01/25/2034	252	252
5.382% due 02/25/2036	241	212
5.462% due 04/25/2033	570	566
5.671% due 02/25/2033	37	37

Bear Stearns Alt-A Trust
2.848% due 05/25/2035	945	742

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	200	219

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	47	47

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	405	382
2.560% due 08/25/2035	459	429

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	625

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	618	541
3.466% due 11/25/2034	343	297
4.126% due 11/19/2033	262	263
5.250% due 02/20/2036	947	612

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	95	80
4.856% due 06/25/2032	3	2

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	106

First Horizon Alternative Mortgage Securities
2.285% due 06/25/2034	605	533

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	171	156

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	300	317

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	635	617
4.295% due 01/10/2040	8,548	8,820

GSR Mortgage Loan Trust
2.573% due 06/25/2034	564	526
2.923% due 09/25/2035	2,701	2,590

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	104
5.882% due 02/15/2051	200	210

JPMorgan Mortgage Trust
5.022% due 02/25/2035	70	71

MASTR Adjustable Rate Mortgages Trust
2.903% due 11/21/2034	3,100	2,825

Mellon Residential Funding Corp.
0.687% due 08/15/2032	9,347	8,847

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	402

Merrill Lynch Mortgage Investors, Inc.
2.799% due 02/25/2035	888	847

Morgan Stanley Capital I
0.318% due 10/15/2020	162	150
5.809% due 12/12/2049	100	106

Prime Mortgage Trust
0.656% due 02/25/2019	23	22
0.656% due 02/25/2034	182	166

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037	$697	$404
0.507% due 07/19/2035	329	304
0.917% due 09/19/2032	272	239
9.219% due 06/25/2029	268	278

Structured Asset Securities Corp.
2.318% due 07/25/2032	5	4
2.841% due 10/25/2035	193	155

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	1,100	1,071

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	672	591
0.347% due 09/15/2021	358	332

WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045	294	246
0.546% due 10/25/2045	197	161
1.100% due 01/25/2047	252	163
1.440% due 01/25/2046	1,277	1,032
1.570% due 11/25/2042	51	44
1.770% due 06/25/2042	97	79
2.724% due 03/25/2035	6,135	5,528
3.003% due 02/27/2034	703	701

Wells Fargo Mortgage-Backed Securities Trust
4.900% due 01/25/2035	1,907	1,860

Total Mortgage-Backed Securities (Cost $53,113)		52,437

ASSET-BACKED SECURITIES 5.0%

Ally Auto Receivables Trust
1.320% due 03/15/2012	246	247

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	43	38

Asset-Backed Funding Certificates
0.316% due 01/25/2037	43	42
0.736% due 06/25/2035	674	664

Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034	151	131
0.676% due 05/25/2035	12,030	11,963
1.907% due 03/15/2032	421	323

BA Credit Card Trust
0.837% due 04/15/2013	400	400

Bear Stearns Asset-Backed Securities Trust
0.316% due 01/25/2037	361	333
1.256% due 10/25/2037	819	636

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	327	312

Chase Issuance Trust
1.792% due 09/15/2015	2,700	2,802

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	116	115
0.306% due 07/25/2037	852	825
0.306% due 06/25/2047	439	430
0.436% due 09/25/2036	1,582	1,267
0.736% due 12/25/2031	123	66

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	80	69

Daimler Chrysler Auto Trust
1.738% due 09/10/2012	207	207

Fremont Home Loan Trust
0.316% due 01/25/2037	76	69

GSAMP Trust
0.326% due 12/25/2036	160	109

HSBC Asset Loan Obligation
0.316% due 12/25/2036	639	552

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	453	429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	$19	$16

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	15	15

Morgan Stanley ABS Capital I
0.306% due 11/25/2036	38	38

Park Place Securities, Inc.
0.569% due 10/25/2034	226	222

Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036	131	46

SLM Student Loan Trust
0.798% due 01/25/2015	92	92
1.907% due 12/15/2017	1,628	1,629
1.998% due 04/25/2023	2,325	2,409

Structured Asset Securities Corp.
0.546% due 01/25/2033	37	33

Vanderbilt Mortgage Finance
0.908% due 05/07/2026	2,250	2,081

Total Asset-Backed Securities (Cost $29,279)		28,610

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	500	503

Total Convertible Preferred Securities (Cost $360)		503

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

DG Funding Trust
0.652% due 12/31/2049	510	3,936

Total Preferred Securities (Cost $5,100)		3,936

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.9%

REPURCHASE AGREEMENTS 0.9%

Deutsche Bank AG
0.320% due 10/01/2010	$200	200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $204. Repurchase proceeds are $200.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,792	1,792
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,831. Repurchase proceeds are $1,792.)

		4,992

U.S. TREASURY BILLS 0.3%
0.112% due 10/07/2010 - 10/21/2010 (a)(d)	1,640	1,640

See Accompanying Notes	Semiannual Report	September 30, 2010	115

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 21.7%
12,344,567	$123,668

Total Short-Term Instruments (Cost $130,301)	130,300

Total Investments 147.3% (Cost $830,481)	$838,039

Written Options (h) (0.2%) (Premiums $1,155)	(1,151)

Other Assets and Liabilities (Net) (47.1%)	(268,052)

Net Assets 100.0%	$568,836

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,522 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $9,825 at a weighted average interest rate of 0.050%. On September 30, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $273 and cash of $100 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	85	$281
90-Day Eurodollar June Futures	Long	06/2011	37	25
90-Day Eurodollar March Futures	Long	03/2011	165	78
90-Day Eurodollar September Futures	Long	09/2011	17	13
U.S. Treasury 5-Year Note December Futures	Long	12/2010	24	32

				$429

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	1.637%	$	300	$4	$0	$4
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.613%		10,000	(282)	(259)	(23)
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		3,800	3	(23)	26
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%		200	0	(1)	1
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.923%		700	0	(4)	4
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%		400	0	(2)	2
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%		100	0	(1)	1
General Electric Capital Corp.	BOA	1.000%	09/20/2015	1.810%		10,000	(369)	(381)	12
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		300	22	0	22
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		300	25	0	25
General Electric Capital Corp.	CITI	4.850%	12/20/2013	1.681%		400	40	0	40
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.681%		300	24	0	24
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%		400	39	0	39
Illinois State General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	2.273%		300	(1)	0	(1)
Illinois State General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	2.273%		700	(1)	0	(1)
MetLife, Inc.	JPM	1.000%	09/20/2013	1.752%		2,300	(49)	(129)	80
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		10,000	(537)	(562)	25
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%		100	0	0	0
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		200	0	1	(1)

							$(1,082)	$(1,361)	$279

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

116	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	6	$2	$3
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	6	3	1

				$5	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	2,400	$22	$13
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		8,600	47	504
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		8,600	49	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,500	3	3
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,500	4	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,600	22	9
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		9,100	88	49
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,800	49	39
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,200	2	2
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,000	78	38
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		4,800	119	68
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		700	5	5
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		2,900	14	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		4,700	7	9
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		800	11	5
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		7,200	75	48
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,700	40	20
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		800	11	4
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,400	2	2
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,400	4	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,300	43	23
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		4,900	10	9
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		4,900	18	1
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		6,100	60	40
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		14,300	125	77
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,600	40	23
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		23,300	202	156

								$1,150	$1,147

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	153	$156,500	$1,346
Sales	12	125,800	1,093
Closing Buys	(153)	(142,100)	(1,267)
Expirations	0	0	0
Exercised	0	(5,100)	(17)

Balance at 09/30/2010	12	$135,100	$1,155

(i)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$22,000	$23,589	$23,640

See Accompanying Notes	Semiannual Report	September 30, 2010	117

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$61,809	$0	$61,809
Industrials	0	3,741	0	3,741
Utilities	0	5,785	0	5,785
Convertible Bonds & Notes
Banking & Finance	0	406	0	406
Industrials	0	7,119	0	7,119
Municipal Bonds & Notes
Illinois	0	1,918	0	1,918
Louisiana	0	1,213	0	1,213
New Jersey	0	99	0	99
U.S. Government Agencies	0	526,838	838	527,676
U.S. Treasury Obligations	0	12,487	0	12,487
Mortgage-Backed Securities	0	52,437	0	52,437
Asset-Backed Securities	0	28,610	0	28,610
Convertible Preferred Securities
Banking & Finance	503	0	0	503
Preferred Securities
Banking & Finance	0	0	3,936	3,936

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$4,992	$0	$4,992
U.S. Treasury Bills	0	1,640	0	1,640
PIMCO Short-Term Floating NAV Portfolio	123,668	0	0	123,668
Investments, at value	$124,171	$709,094	$4,774	$838,039

Short Sales, at value	$0	$(23,640)	$0	$(23,640)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	305	0	305
Interest Rate Contracts	429	0	0	429
	$429	$305	$0	$734

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(26)	0	(26)
Interest Rate Contracts	0	(1,151)	0	(1,151)
	$0	$(1,177)	$0	$(1,177)

Totals	$124,600	$684,582	$4,774	$813,956

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
U.S. Government Agencies	$36,555	$(35,642)	$(22)	$0	$0	$(53)	$0	$0	$838	$(5)
Preferred Securities
Banking & Finance	4,156	0	0	0	0	(220)	0	0	3,936	(220)

Investments, at value	$40,711	$(35,642)	$(22)	$0	$0	$(273)	$0	$0	$4,774	$(225)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on swap agreements	0	0	305	0	0	305

	$1	$0	$305	$0	$0	$306

Liabilities:
Written options outstanding	$1,151	$0	$0	$0	$0	$1,151
Unrealized depreciation on swap agreements	0	0	26	0	0	26

	$1,151	$0	$26	$0	$0	$1,177

118	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$3,161	$0	$72	$0	$0	$3,233

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,582)	$0	$59	$0	$0	$(1,523)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $429 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	119

Schedule of Investments PIMCO Low Duration Fund III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 26.6%

BANKING & FINANCE 19.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		$1,100	$1,216

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	221

Ally Financial, Inc.
5.375% due 06/06/2011		1,000	1,016
6.875% due 09/15/2011		100	103
7.500% due 12/31/2013		100	107

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		200	198

American General Finance Corp.
0.542% due 12/15/2011		1,700	1,584
5.625% due 08/17/2011		700	697

American International Group, Inc.
4.250% due 05/15/2013		600	623

Banco do Brasil S.A.
4.500% due 01/22/2015		100	105

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	201

Banco Santander Chile
2.875% due 11/13/2012		800	808
3.750% due 09/22/2015		400	407

Bank of America Corp.
0.706% due 08/15/2016		100	90

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		400	432

Barclays Bank PLC
5.000% due 09/22/2016		400	438

CIT Group, Inc.
7.000% due 05/01/2013		35	35
7.000% due 05/01/2014		53	53
7.000% due 05/01/2015		252	252
7.000% due 05/01/2016		88	87
7.000% due 05/01/2017		123	121

Citigroup Capital XXI
8.300% due 12/21/2077		800	844

Citigroup, Inc.
5.500% due 04/11/2013		700	752
5.625% due 08/27/2012		200	211
8.500% due 05/22/2019		100	124

Commonwealth Bank of Australia
0.948% due 07/12/2013		1,300	1,304

DanFin Funding Ltd.
1.226% due 07/16/2013		1,400	1,399

Danske Bank A/S
2.500% due 05/10/2012		500	512

Dexia Credit Local S.A.
0.961% due 04/29/2014		600	598

FIH Erhvervsbank A/S
0.662% due 06/13/2013		2,300	2,299

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		800	800
7.500% due 08/01/2012		2,700	2,867

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	279

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$200	240

Goldman Sachs Group, Inc.
1.246% due 01/30/2017	EUR	700	841
5.300% due 02/14/2012		$700	737

ING Bank NV
3.900% due 03/19/2014		300	328

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Lease Finance Corp.
6.500% due 09/01/2014	$1,600	$1,724

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	200	44
5.625% due 01/24/2013 (a)	300	71

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012	700	690
0.666% due 11/01/2011	700	698

Metropolitan Life Global Funding I
0.927% due 07/13/2011	1,200	1,202

National Australia Bank Ltd.
2.550% due 01/13/2012	800	819

Pacific Life Global Funding
5.150% due 04/15/2013	1,200	1,297

PNC Preferred Funding Trust I
6.517% due 12/30/2049	200	151

Principal Life Income Funding Trusts
0.536% due 11/15/2010	100	100

Qatari Diar Finance QSC
3.500% due 07/21/2015	600	614

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011	1,000	1,001
0.806% due 10/14/2016	100	85
1.450% due 10/20/2011	1,500	1,511
6.375% due 02/01/2011	200	203
6.990% due 10/29/2049 (a)	700	570

SLM Corp.
0.492% due 03/15/2011	500	496

SunTrust Bank
6.375% due 04/01/2011	500	513

Waha Aerospace BV
3.925% due 07/28/2020	800	824

Wells Fargo & Co.
7.980% due 03/29/2049	4,100	4,336

Westpac Banking Corp.
2.250% due 11/19/2012	1,300	1,326
3.250% due 12/16/2011	700	721

		41,925

INDUSTRIALS 4.1%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	500	513

Chesapeake Energy Corp.
9.500% due 02/15/2015	100	116

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	200	232

Daimler Finance North America LLC
7.300% due 01/15/2012	1,900	2,044

El Paso Corp.
7.875% due 06/15/2012	200	214

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	200	211

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	800	917

Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013	500	554

Kraft Foods, Inc.
2.625% due 05/08/2013	1,200	1,245

MeadWestvaco Corp.
6.850% due 04/01/2012	300	321

PACCAR, Inc.
6.875% due 02/15/2014	700	819

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shell International Finance BV
3.100% due 06/28/2015	$800	$844

Time Warner, Inc.
3.150% due 07/15/2015	300	311

WM Wrigley Jr. Co.
3.050% due 06/28/2013	500	514

		8,855

UTILITIES 2.8%

BP Capital Markets PLC
3.125% due 03/10/2012	800	816

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	118

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	900	988

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	1,100	1,133
8.125% due 05/01/2012	500	556

NRG Energy, Inc.
8.250% due 09/01/2020	500	518

Qwest Corp.
7.875% due 09/01/2011	200	212

TELUS Corp.
8.000% due 06/01/2011	440	461

Verizon Wireless Capital LLC
2.945% due 05/20/2011	100	102
5.250% due 02/01/2012	1,000	1,059

		5,963

Total Corporate Bonds & Notes (Cost $54,796)		56,743

CONVERTIBLE BONDS & NOTES 0.6%

BANKING & FINANCE 0.1%

National City Corp.
4.000% due 02/01/2011	200	203

INDUSTRIALS 0.5%

Transocean, Inc.
1.500% due 12/15/2037	1,000	983

Total Convertible Bonds & Notes (Cost $1,130)		1,186

MUNICIPAL BONDS & NOTES 0.8%

ILLINOIS 0.5%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,100	1,110

LOUISIANA 0.2%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	400	404

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $1,600)		1,614

U.S. GOVERNMENT AGENCIES 43.6%

Fannie Mae
0.356% due 01/25/2021	365	364
0.456% due 10/27/2037	1,900	1,897
0.606% due 07/25/2037 - 09/25/2042	1,158	1,158
0.656% due 05/25/2031	125	125

120	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.731% due 06/25/2021	$9	$9
0.996% due 03/25/2040	1,598	1,612
1.181% due 06/25/2021 - 09/25/2021	53	54
1.586% due 07/01/2042	45	45
1.625% due 10/26/2015	1,300	1,302
1.636% due 09/01/2041	125	126
1.786% due 09/01/2040	20	20
2.328% due 11/01/2035	37	38
2.391% due 05/01/2035	52	55
2.550% due 03/01/2035	10	11
2.633% due 11/01/2034	37	39
2.805% due 08/01/2035	321	337
2.930% due 11/01/2035	105	110
2.944% due 07/01/2035	48	50
3.631% due 08/01/2029	165	170
4.000% due 11/01/2040	2,000	2,050
4.500% due 10/01/2040	50,000	52,078
4.625% due 10/15/2013	100	111
5.000% due 03/25/2017 - 10/01/2040	1,145	1,201
5.500% due 05/01/2025 - 10/01/2040	15,162	16,273
5.800% due 02/01/2031	44	45
6.000% due 03/01/2017 - 10/01/2040	1,195	1,285
6.500% due 10/01/2040 -
12/25/2042	4,015	4,381

Freddie Mac
0.296% due 12/25/2036	279	277
0.407% due 07/15/2019 - 08/15/2019	496	495
0.607% due 12/15/2030	31	31
0.657% due 06/15/2018	29	29
0.707% due 11/15/2030	9	9
1.586% due 02/25/2045	93	95
2.632% due 08/01/2035	255	265
2.635% due 06/01/2035	239	250
2.810% due 07/01/2035	96	100
4.500% due 09/01/2040 - 10/01/2040	3,000	3,121
5.500% due 06/01/2035 - 10/01/2040	2,254	2,397
6.000% due 03/01/2016 - 08/01/2016	41	44
6.500% due 07/25/2043	152	172

Ginnie Mae
0.807% due 12/16/2025	7	7
3.000% due 02/20/2032	32	33
3.375% due 06/20/2027 - 05/20/2030	68	70
6.500% due 04/15/2036	616	680
8.500% due 10/20/2026	11	13

Total U.S. Government Agencies (Cost $92,692)		93,034

U.S. TREASURY OBLIGATIONS 8.2%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	104	110
1.875% due 07/15/2019	306	340
3.875% due 04/15/2029	133	185

U.S. Treasury Notes
1.875% due 06/30/2015	1,200	1,237
2.500% due 04/30/2015	10,900	11,559
3.125% due 04/30/2017 (f)	3,700	4,006

Total U.S. Treasury Obligations (Cost $16,688)		17,437

MORTGAGE-BACKED SECURITIES 7.5%

American Home Mortgage Investment Trust
2.550% due 10/25/2034	221	193
2.678% due 02/25/2045	49	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Corp.
2.893% due 05/25/2035	$1,425	$1,419

Bear Stearns Adjustable Rate Mortgage Trust
2.937% due 08/25/2035	124	91
3.399% due 02/25/2033	4	3
3.550% due 01/25/2034	39	39
5.462% due 04/25/2033	70	69
5.671% due 02/25/2033	4	4

Bear Stearns Alt-A Trust
2.848% due 05/25/2035	169	132
2.984% due 09/25/2035	41	31

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	300	329

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	16	15

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	164	107
2.650% due 12/25/2035	127	118

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	400	417

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	228	199
3.466% due 11/25/2034	132	114
5.250% due 02/20/2036	149	97

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	106

GMAC Mortgage Corp. Loan Trust
3.268% due 11/19/2035	71	63

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056	1,900	1,869

Granite Master Issuer PLC
0.397% due 12/20/2054	1,227	1,146

Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047	51	48

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	300	317

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	242	235

GSR Mortgage Loan Trust
2.573% due 06/25/2034	80	75
2.923% due 09/25/2035	405	389
5.196% due 11/25/2035	756	736

JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051	300	315

JPMorgan Mortgage Trust
5.750% due 01/25/2036	201	182

Mellon Residential Funding Corp.
0.697% due 12/15/2030	424	400

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	300	302

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	32	27

Morgan Stanley Capital I
0.318% due 10/15/2020	65	60
5.809% due 12/12/2049	100	106

Prime Mortgage Trust
0.656% due 02/25/2019	6	5
0.656% due 02/25/2034	20	18

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	127	71

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.727% due 08/25/2034		$233	$224
2.783% due 02/25/2034		167	161

Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037		253	147
0.507% due 07/19/2035		97	84
0.536% due 02/25/2036		56	35

Structured Asset Securities Corp.
2.256% due 01/25/2032		3	3
2.841% due 10/25/2035		72	58

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020		299	263
0.347% due 09/15/2021		102	95

WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045		53	45
0.546% due 10/25/2045		28	23
0.682% due 11/25/2034		177	133
1.100% due 01/25/2047		63	41
1.680% due 05/25/2041		16	15
1.770% due 06/25/2042		47	38
3.253% due 09/25/2046		120	87

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033		9	9

Wells Fargo Mortgage-Backed Securities Trust
2.915% due 10/25/2035		2,069	1,900
4.613% due 01/25/2034		2,530	2,598

Total Mortgage-Backed Securities (Cost $16,177)			16,059

ASSET-BACKED SECURITIES 1.4%

Asset-Backed Funding Certificates
0.316% due 01/25/2037		12	12

Atrium CDO Corp.
0.923% due 06/27/2015		521	487

BA Credit Card Trust
0.837% due 04/15/2013		200	200

Bear Stearns Asset-Backed Securities Trust
0.316% due 01/25/2037		103	95
1.256% due 10/25/2037		341	265

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		71	70
0.736% due 12/25/2031		20	11

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		92	92

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		5	2

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		8	7

Landmark CDO Ltd.
0.996% due 01/15/2016		528	507

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		6	5

Morgan Stanley ABS Capital I
0.306% due 07/25/2036		26	10
0.306% due 11/25/2036		262	261

Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036		65	23

SLM Student Loan Trust
0.964% due 10/25/2023	EUR	800	1,023

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		$6	6

Total Asset-Backed Securities (Cost $3,198)			3,076

SOVEREIGN ISSUES 4.3%

Brazil Government International Bond
7.875% due 03/07/2015		200	246
10.250% due 01/10/2028	BRL	400	265

See Accompanying Notes	Semiannual Report	September 30, 2010	121

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Government Bond
1.500% due 12/01/2012	CAD	3,600	$3,505

Canada Housing Trust No. 1
2.450% due 12/15/2015		3,100	3,042

Export-Import Bank of Korea
8.125% due 01/21/2014		$1,100	1,293

Korea Development Bank
3.250% due 03/09/2016		700	703

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	100	139

Total Sovereign Issues (Cost $8,895)			9,193

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

DG Funding Trust
0.652% due 12/31/2049		65	502

Total Preferred Securities (Cost $687)			502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 40.5%

CERTIFICATES OF DEPOSIT 0.6%

Intesa Sanpaolo SpA
2.375% due 12/21/2012		$1,200	$1,202

REPURCHASE AGREEMENTS 0.5%

Deutsche Bank AG
0.320% due 10/01/2010		100	100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $102. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		1,018	1,018
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,039. Repurchase proceeds are $1,018.)

			1,118

JAPAN TREASURY BILLS 4.7%
0.107% due 12/06/2010	JPY	830,000	9,941

U.S. TREASURY BILLS 0.1%
0.097% due 10/07/2010 (d)		$290	290

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 34.6%
7,365,571	$73,788

Total Short-Term Instruments (Cost $86,213)	86,339

Total Investments 133.7% (Cost $282,076)	$285,183

Written Options (h) (0.4%) (Premiums $659)	(859)

Other Assets and Liabilities (Net) (33.3%)	(71,064)

Net Assets 100.0%	$213,260

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $290 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $12,339 at a weighted average interest rate of -0.015%. On September 30, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $194 and cash of $114 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	65	$129
90-Day Eurodollar June Futures	Long	06/2011	16	11
90-Day Eurodollar March Futures	Long	03/2011	91	51
90-Day Eurodollar September Futures	Long	09/2011	6	4
U.S. Treasury 5-Year Note December Futures	Long	12/2010	6	8

				$203

(g)	Swap agreements outstanding on September 30, 2010: Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	$	1,000	$2	$4	$(2)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		500	1	2	(1)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		600	(3)	(6)	3
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		100	(1)	(1)	0
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%		100	0	0	0
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%		200	0	(1)	1
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	1.454%		400	(2)	0	(2)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	1.681%		100	9	0	9
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	1.681%		200	19	0	19
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%		200	0	0	0
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.584%		100	(1)	0	(1)
General Electric Capital Corp.	BNP	1.300%	03/20/2013	1.584%		100	(1)	0	(1)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%		200	0	0	0
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		300	22	0	22
General Electric Capital Corp.	CITI	4.200%	12/20/2013	1.681%		300	24	0	24

122	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%	$	200	$17	$0	$17
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.681%		300	24	0	24
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.402%		270	1	0	1
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.402%		90	1	0	1
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.402%		270	1	1	0
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.402%		270	1	0	1
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		1,200	27	12	15
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.541%		400	9	6	3
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		900	20	7	13
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		500	10	9	1
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		500	11	5	6
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		600	13	7	6
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		400	8	7	1
Japan Government International Bond	UBS	1.000%	12/20/2015	0.610%		500	10	8	2
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		300	0	0	0
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		1,000	1	2	(1)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		500	0	1	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		1,000	1	3	(2)
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%		100	0	0	0
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		300	0	1	(1)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		200	(1)	(2)	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		1,000	1	1	0
SLM Corp.	BNP	5.050%	03/20/2013	4.223%		200	4	0	4
South Korea Government Bond	MSC	1.000%	12/20/2015	1.004%		400	0	(1)	1
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		1,000	0	0	0
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		300	6	2	4
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		500	9	3	6
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		400	7	2	5
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		1,800	33	9	24

							$282	$77	$205

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	900	$112	$108	$4
CDX.EM-13 Index	GSC	5.000%	06/20/2015		200	25	25	0
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		700	87	78	9
CDX.EM-13 Index	MSC	5.000%	06/20/2015		900	111	113	(2)
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		900	120	113	7
CDX.EM-14 Index	BOA	5.000%	12/20/2015		300	40	39	1
CDX.EM-14 Index	DUB	5.000%	12/20/2015		200	27	25	2
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 Index	MSC	5.000%	12/20/2015		400	53	52	1
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		1,000	(8)	(13)	5
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015		800	(6)	(12)	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,061	13	0	13
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		96	1	0	1
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		900	(3)	(5)	2
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		100	0	0	0
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		300	(1)	(2)	1
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		200	0	(1)	1

						$584	$533	$51

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	123

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	500	$4	$1	$3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	5	1	4
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		800	7	3	4
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		2,500	23	5	18
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	9	(1)	10
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	1	1	0
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	2	0	2
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	316	(5)	321
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		300	2	0	2
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,600	10	1	9
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		600	3	0	3
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,500	14	4	10
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	2	0	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	10	4	6
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,600	18	1	17
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,200	11	4	7
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,500	36	3	33
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		1,300	3	0	3
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		400	4	0	4
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		1,800	21	0	21
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	1,900	30	0	30
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	DUB	EUR	8,100	28	(95)	123

							$577	$(69)	$646

(h)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	2,000	$5	$117
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,000	16	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	5
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,000	33	410
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,000	49	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		600	1	1
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		600	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		500	7	3
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,700	34	20
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,200	19	15
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		500	1	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	22	11
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	54
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	1
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,100	5	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,800	3	3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,800	39	25
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	11	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		500	1	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		500	2	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	12	5
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		1,900	4	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,900	7	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,400	19	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,800	27	19
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,300	35	23
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	17
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,700	75	58

								$571	$803

124	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	1,300	$6	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		1,300	5	1
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		1,000	3	3
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		1,000	2	2
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	1,300	4	1
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		1,300	3	2
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		1,100	3	3
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,100	4	1
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	1,000	4	2
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		1,000	4	2
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010	$	2,100	6	4
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	1,300	6	3
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	2,100	6	2
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	1,300	5	3
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	1,000	2	3
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	1,000	3	4
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	1,000	6	5
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	1,000	8	8
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		1,000	4	3
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		1,000	4	2

							$88	$56

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	28	$56,700	EUR	0	$456
Sales	4	80,300		17,800	688
Closing Buys	(32)	(46,200)		(4,600)	(401)
Expirations	0	(5,500)		0	(40)
Exercised	0	(7,700)		0	(44)

Balance at 09/30/2010	0	$77,600	EUR	13,200	$659

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	100	10/2010	CSFB	$3	$0	$3
Buy		111	10/2010	MSC	9	0	9
Buy		167	10/2010	RBS	13	0	13
Buy		56	10/2010	UBS	0	0	0
Buy	BRL	885	10/2010	HSBC	23	0	23
Sell		4,034	10/2010	HSBC	0	(106)	(106)
Buy		1,017	10/2010	JPM	35	0	35
Buy		708	10/2010	MSC	19	0	19
Buy		354	10/2010	RBC	9	0	9
Buy		1,070	10/2010	RBS	32	0	32
Buy		4,474	12/2010	HSBC	115	0	115
Buy		888	12/2010	RBS	19	0	19
Buy		186	09/2011	BOA	2	0	2
Buy	CAD	103	10/2010	BNP	0	0	0
Sell		103	10/2010	CITI	0	0	0
Buy		408	11/2010	BCLY	0	(1)	(1)
Buy		714	11/2010	BOA	0	(1)	(1)
Buy		103	11/2010	CITI	0	0	0
Sell		7,099	11/2010	CITI	2	0	2
Buy		103	11/2010	CSFB	0	0	0
Buy		108	11/2010	DUB	0	(1)	(1)
Buy		518	11/2010	HSBC	7	0	7
Buy		316	11/2010	RBC	5	0	5
Buy		51	11/2010	RBS	0	0	0
Buy	CNY	172	11/2010	BCLY	0	0	0
Buy		279	11/2010	CITI	0	0	0
Buy		707	11/2010	DUB	0	(1)	(1)
Buy		278	11/2010	MSC	0	0	0
Buy		1,794	04/2011	BCLY	1	0	1
Buy		900	04/2011	CSFB	0	0	0
Buy		2,352	04/2011	DUB	6	0	6
Buy		602	04/2011	HSBC	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2010	125

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	450	04/2011	JPM	$ 0	$0	$0
Sell	EUR	1,360	10/2010	UBS	0	(98)	(98)
Sell		100	11/2010	BCLY	0	(4)	(4)
Buy		525	11/2010	DUB	43	0	43
Sell		730	11/2010	MSC	0	(61)	(61)
Buy	GBP	100	10/2010	CITI	0	(1)	(1)
Sell		300	10/2010	CITI	0	(1)	(1)
Buy		200	10/2010	HSBC	0	(2)	(2)
Buy		300	12/2010	CITI	1	0	1
Sell		241	12/2010	CITI	0	(4)	(4)
Sell		52	12/2010	GSC	0	(1)	(1)
Buy		100	12/2010	RBS	0	(1)	(1)
Sell		116	12/2010	UBS	0	(2)	(2)
Sell	IDR	666,567	10/2010	BCLY	0	0	0
Buy		203,400	10/2010	BOA	3	0	3
Buy		1,414,235	10/2010	CITI	19	0	19
Sell		683,300	10/2010	CITI	0	(1)	(1)
Sell		868,500	10/2010	HSBC	0	(1)	(1)
Buy		203,400	10/2010	RBS	3	0	3
Buy		397,332	10/2010	UBS	5	0	5
Buy		896,500	11/2010	BCLY	0	0	0
Buy		901,500	11/2010	JPM	1	0	1
Buy		367,720	04/2011	CITI	0	0	0
Buy		946,766	07/2011	BCLY	1	0	1
Buy		683,300	07/2011	CITI	1	0	1
Buy		1,147,500	07/2011	HSBC	1	0	1
Buy	INR	9,181	11/2010	BCLY	3	0	3
Sell	JPY	206,165	11/2010	MSC	0	(21)	(21)
Sell		830,000	12/2010	CSFB	0	(108)	(108)
Buy	KRW	7,767	11/2010	BCLY	0	0	0
Sell		27,424	11/2010	BCLY	0	(1)	(1)
Buy		95,832	11/2010	BOA	3	0	3
Buy		120,583	11/2010	CITI	2	0	2
Sell		212,760	11/2010	CITI	0	(14)	(14)
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		88,301	11/2010	JPM	0	0	0
Sell		75,225	11/2010	JPM	0	(5)	(5)
Buy		214,844	11/2010	MSC	6	0	6
Buy		116,150	11/2010	RBS	2	0	2
Sell		12,320	11/2010	RBS	0	(1)	(1)
Buy		229,570	01/2011	MSC	0	0	0
Buy	MXN	7,339	02/2011	BCLY	3	0	3
Buy		652	02/2011	CITI	1	0	1
Buy		1,266	02/2011	MSC	0	(1)	(1)
Buy	MYR	390	10/2010	BCLY	11	0	11
Sell		150	10/2010	BCLY	0	0	0
Buy		34	10/2010	BOA	1	0	1
Buy		356	10/2010	CITI	9	0	9
Buy		201	10/2010	DUB	4	0	4
Buy		150	02/2011	BCLY	0	0	0
Buy		310	02/2011	HSBC	0	0	0
Buy	PHP	4,407	11/2010	BCLY	0	0	0
Buy		4,406	11/2010	CITI	0	0	0
Buy		4,480	06/2011	JPM	0	0	0
Buy	SGD	132	03/2011	CITI	0	0	0
Buy	TRY	152	01/2011	CITI	3	0	3
Buy		299	01/2011	HSBC	2	0	2
Buy	TWD	531	10/2010	BCLY	0	0	0
Buy		199	10/2010	CITI	0	0	0
Buy		372	10/2010	DUB	0	0	0
Buy		468	01/2011	DUB	0	0	0
Buy		287	01/2011	JPM	0	0	0
Buy		441	01/2011	MSC	0	0	0
Buy		239	01/2011	UBS	0	0	0
Buy	ZAR	1,081	10/2010	BCLY	4	0	4
Buy		733	10/2010	HSBC	5	0	5
Buy		732	10/2010	MSC	5	0	5
Buy		718	10/2010	UBS	3	0	3
Buy		760	09/2011	BCLY	3	0	3

					$ 448	$(438)	$10

126	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$41,925	$0	$41,925
Industrials	0	8,855	0	8,855
Utilities	0	5,963	0	5,963
Convertible Bonds & Notes
Banking & Finance	0	203	0	203
Industrials	0	983	0	983
Municipal Bonds & Notes
Illinois	0	1,110	0	1,110
Louisiana	0	404	0	404
New Jersey	0	100	0	100
U.S. Government Agencies	0	93,034	0	93,034
U.S. Treasury Obligations	0	17,437	0	17,437
Mortgage-Backed Securities	0	16,059	0	16,059
Asset-Backed Securities	0	2,569	507	3,076
Sovereign Issues	0	9,193	0	9,193
Preferred Securities
Banking & Finance	0	0	502	502
Short-Term Instruments
Certificates of Deposit	0	1,202	0	1,202
Repurchase Agreements	0	1,118	0	1,118

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Japan Treasury Bills	$0	$9,941	$0	$9,941
U.S. Treasury Bills	0	290	0	290
PIMCO Short-Term Floating NAV Portfolio	73,788	0	0	73,788
Investments, at value	$73,788	$210,386	$1,009	$285,183

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	270	0	270
Foreign Exchange Contracts	0	448	0	448
Interest Rate Contracts	203	646	0	849
	$203	$1,364	$0	$1,567

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(14)	(56)	(70)
Foreign Exchange Contracts	0	(438)	0	(438)
Interest Rate Contracts	0	(803)	0	(803)
	$0	$(1,255)	$(56)	$(1,311)

Totals	$73,991	$210,495	$953	$285,439

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$1,060	$0	$(102)	$(33)	$3	$66	$0	$(487)	$507	$51
Preferred Securities
Banking & Finance	530	0	0	0	0	(28)	0	0	502	(28)

Investments, at value	$1,590	$0	$(102)	$(33)	$3	$38	$0	$(487)	$1,009	$23

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(88)	$0	$0	$32	$0	$0	$(56)	$32

Totals	$1,590	$0	$(190)	$(33)	$3	$70	$0	$(487)	$953	$55

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	127

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

September 30, 2010 (Unaudited)

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$448	$0	$0	$0	$448
Unrealized appreciation on swap agreements	646	0	270	0	0	916

	$646	$448	$270	$0	$0	$1,364

Liabilities:
Written options outstanding	$803	$0	$56	$0	$0	$859
Variation margin payable (2)	1	0	0	0	0	1
Unrealized depreciation on foreign currency contracts	0	438	0	0	0	438
Unrealized depreciation on swap agreements	0	0	14	0	0	14

	$804	$438	$70	$0	$0	$1,312

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$1,084	$40	$153	$0	$0	$1,277
Net realized gain on foreign currency transactions	0	53	0	0	0	53

	$1,084	$93	$153	$0	$0	$1,330

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(314)	$(9)	$46	$0	$0	$(277)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(124)	0	0	0	(124)

	$(314)	$(133)	$46	$0	$0	$(401)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $203 as reported in the Notes to Schedule of Investments.

128	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Moderate Duration Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 43.5%

BANKING & FINANCE 26.8%

Achmea Hypotheekbank NV
3.200% due 11/03/2014		$20,000	$21,287

AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		5,000	5,265

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,323

Ally Financial, Inc.
5.375% due 06/06/2011	EUR	500	695
6.000% due 12/15/2011		$900	916
6.000% due 05/23/2012		500	512
6.625% due 05/15/2012		200	209
6.875% due 08/28/2012		16,100	16,824
7.250% due 03/02/2011		3,600	3,681
8.000% due 11/01/2031		10,000	10,552

American Express Bank FSB
0.557% due 06/12/2017		18,000	16,364
5.500% due 04/16/2013		400	436

American Express Centurion Bank
5.550% due 10/17/2012		3,200	3,449

American Express Co.
7.000% due 03/19/2018		100	121

American Express Credit Corp.
0.438% due 12/02/2010		4,800	4,801

American General Finance Corp.
4.000% due 03/15/2011		1,600	1,600
4.875% due 07/15/2012 (g)		9,100	8,645
6.900% due 12/15/2017		3,900	3,276

American General Institutional Capital B
8.125% due 03/15/2046		8,900	8,766

American International Group, Inc.
0.635% due 10/18/2011		200	197
4.250% due 05/15/2013		3,800	3,942
4.950% due 03/20/2012		1,900	1,983
5.375% due 10/18/2011		100	104
5.850% due 01/16/2018		100	104
8.175% due 05/15/2068		600	604
8.250% due 08/15/2018		2,900	3,393

ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,892

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,086

Banco Santander Chile
1.771% due 04/20/2012		3,600	3,600

Bank of America Corp.
0.706% due 08/15/2016		900	812
5.650% due 05/01/2018		135	143
6.250% due 04/15/2012		465	496
7.375% due 05/15/2014		13,700	15,764

Bank of America N.A.
0.572% due 06/15/2016		17,500	15,639

Bank of Scotland PLC
0.352% due 12/08/2010		2,600	2,599

Barclays Bank PLC
5.200% due 07/10/2014		117	130
10.179% due 06/12/2021		160	214
14.000% due 11/29/2049	GBP	500	988

Bear Stearns Cos. LLC
6.950% due 08/10/2012		$8,100	8,957
7.250% due 02/01/2018		130	159

CIT Group, Inc.
7.000% due 05/01/2013		6,321	6,384
7.000% due 05/01/2014		1,682	1,686
7.000% due 05/01/2015		1,682	1,677
7.000% due 05/01/2016		2,803	2,775
7.000% due 05/01/2017		3,924	3,860

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiFinancial, Inc.
6.625% due 06/01/2015		$200	$222

Citigroup Capital XXI
8.300% due 12/21/2077		12,500	13,187

Citigroup, Inc.
5.500% due 04/11/2013		14,853	15,948
5.625% due 08/27/2012		1,800	1,903
6.125% due 11/21/2017		45	49
6.125% due 05/15/2018		100	109
6.500% due 08/19/2013		886	980
8.500% due 05/22/2019		1,300	1,610

Dexia Credit Local
0.693% due 03/05/2013		14,600	14,557

Dexia Credit Local S.A.
0.940% due 09/23/2011		3,000	3,012
0.961% due 04/29/2014		6,800	6,779

EnCana Holdings Finance Corp.
5.800% due 05/01/2014		50	57

FIH Erhvervsbank A/S
0.662% due 06/13/2013		24,300	24,292

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		6,300	6,302
7.000% due 10/01/2013		3,800	4,080
7.250% due 10/25/2011		400	420
7.375% due 02/01/2011		2,000	2,037
7.500% due 08/01/2012		300	319
7.800% due 06/01/2012		1,000	1,064
8.000% due 12/15/2016		1,000	1,132
8.625% due 11/01/2010		1,200	1,206

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,396

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,173

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		$4,600	4,572
0.912% due 07/22/2015		5,649	5,316
5.125% due 01/15/2015		385	417
5.750% due 10/01/2016		452	503
7.500% due 02/15/2019		193	230

HCP, Inc.
5.625% due 02/28/2013		2,400	2,565
5.650% due 12/15/2013		5,000	5,378

HSBC Finance Corp.
6.750% due 05/15/2011		67	69

ING Bank NV
1.089% due 03/30/2012		17,600	17,546

Inter-American Development Bank
4.500% due 09/15/2014		27	30

International Lease Finance Corp.
5.300% due 05/01/2012		10,000	10,075
5.450% due 03/24/2011		4,496	4,535

JPMorgan Chase & Co.
4.750% due 05/01/2013		73	79
6.000% due 01/15/2018		70	80
6.300% due 04/23/2019		91	106

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		6,600	6,2s61

JPMorgan Chase Capital XIII
1.239% due 09/30/2034		110	83

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		2,500	587

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	200	273
12.000% due 12/29/2049		$10,100	11,662

Macquarie Bank Ltd.
3.300% due 07/17/2014		500	533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		$10,500	$10,347
6.875% due 04/25/2018		500	562
6.875% due 11/15/2018		42	47
8.680% due 05/02/2017		95	104
8.950% due 05/18/2017		95	105

Metropolitan Life Global Funding I
0.927% due 07/13/2011		11,300	11,322

Morgan Stanley
2.876% due 05/14/2013		1,900	1,938
6.600% due 04/01/2012		40	43

Mystic Re Ltd.
10.299% due 06/07/2011		1,100	1,150

Nationsbank Cap Trust III
1.076% due 01/15/2027		110	77

NIBC Bank NV
2.800% due 12/02/2014		50,000	52,229

Nomura Europe Finance NV
0.440% due 07/05/2011		17,800	17,543

Petroleum Export Ltd.
5.265% due 06/15/2011		189	188

Pricoa Global Funding I
5.400% due 10/18/2012		10,890	11,687

Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	2,058

Regions Financial Corp.
7.750% due 11/10/2014		9,600	10,412

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		2,500	2,502
3.000% due 12/09/2011		3,900	4,005
4.875% due 03/16/2015		300	316
5.000% due 11/12/2013		100	101
7.640% due 03/29/2049 (a)		9,400	7,026

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		13,100	12,924

SLM Corp.
0.728% due 10/25/2011		2,000	1,909
5.000% due 04/15/2015		10,000	9,599
8.450% due 06/15/2018		10,000	10,114

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	950	1,732

Sumitomo Mitsui Banking Corp.
1.002% due 12/29/2049	JPY	200,000	2,387

SunTrust Bank
0.989% due 12/20/2011	EUR	2,200	2,856

Teco Finance, Inc.
6.750% due 05/01/2015		$125	146
7.000% due 05/01/2012		5,000	5,426

UBS AG
1.439% due 02/23/2012		3,600	3,626

Wachovia Corp.
5.500% due 05/01/2013		400	440

Wells Fargo & Co.
7.980% due 03/29/2049		41,850	44,256

			610,821

INDUSTRIALS 10.8%

Abbott Laboratories
5.150% due 11/30/2012		20	22

Alcoa, Inc.
5.550% due 02/01/2017		400	416

America Movil SAB de C.V.
5.750% due 01/15/2015		75	85

See Accompanying Notes	Semiannual Report	September 30, 2010	129

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amgen, Inc.
6.150% due 06/01/2018	$6,200	$7,563

Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	7,400	7,977
5.375% due 01/15/2020	6,900	7,803

AutoZone, Inc.
6.950% due 06/15/2016	800	959

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	90	98

BMW U.S. Capital LLC
4.250% due 12/22/2011	1,524	1,575

Colorado Interstate Gas Co.
6.800% due 11/15/2015	250	296

Comcast Corp.
4.950% due 06/15/2016	260	290
5.300% due 01/15/2014	225	252

Continental Airlines 2000-1 Class A-1 Pass-Through Trust
8.048% due 05/01/2022	28	30

Cox Communications, Inc.
7.125% due 10/01/2012	17	19

Daimler Finance North America LLC
5.750% due 09/08/2011	1,700	1,775
5.875% due 03/15/2011	6,000	6,138
7.300% due 01/15/2012	5,017	5,398

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	5,000	5,030

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	140	146

Devon Financing Corp. ULC
6.875% due 09/30/2011	29,135	30,830

Dow Chemical Co.
4.850% due 08/15/2012	17,600	18,634
6.000% due 10/01/2012	6,914	7,494
6.125% due 02/01/2011	7,610	7,726

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	130	149

Gazprom Via Gaz Capital S.A.
8.625% due 04/28/2034	17,900	22,822
9.250% due 04/23/2019	300	375

General Electric Co.
5.000% due 02/01/2013	155	168
5.250% due 12/06/2017	47	53

General Mills, Inc.
5.650% due 09/10/2012	1,894	2,065

HCA, Inc.
7.875% due 02/01/2011	5,000	5,075
9.250% due 11/15/2016	300	326

JetBlue Airways 2004-1 G-1 Pass-Through Trust
0.667% due 12/15/2013	197	188

Kinder Morgan Energy Partners LP
7.500% due 11/01/2010	205	206

Kraft Foods, Inc.
6.250% due 06/01/2012	12,000	13,045

Kroger Co.
6.750% due 04/15/2012	10	11

Limited Brands, Inc.
6.900% due 07/15/2017	1,600	1,704

Lyondell Chemical Co.
8.000% due 11/01/2017	4,500	4,927

Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,745

Noble Group Ltd.
6.750% due 01/29/2020	3,000	3,242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northrop Grumman Systems Corp.
7.125% due 02/15/2011	$5	$5

Pearson PLC
7.000% due 06/15/2011	7,510	7,825

Pemex Project Funding Master Trust
9.125% due 10/13/2010	45	45

Petrobras International Finance Co.
5.750% due 01/20/2020	2,000	2,224
7.875% due 03/15/2019	400	501

Philip Morris International, Inc.
4.875% due 05/16/2013	16,300	17,909

Reynolds American, Inc.
0.992% due 06/15/2011	3,700	3,705
6.750% due 06/15/2017	600	676
7.250% due 06/01/2012	4,420	4,782

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	6,728	7,163

RR Donnelley & Sons Co.
5.500% due 05/15/2015	25	26
6.125% due 01/15/2017	1,600	1,678

SABMiller PLC
6.200% due 07/01/2011	6,727	6,983

Target Corp.
5.875% due 03/01/2012	12	13

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,527

Texas Eastern Transmission LP
7.300% due 12/01/2010	50	50

Time Warner Cable, Inc.
5.400% due 07/02/2012	5,000	5,359

Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,866
6.875% due 05/01/2012	12	13

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	114	127

Vale Overseas Ltd.
6.875% due 11/21/2036	400	458

Volvo Treasury AB
5.950% due 04/01/2015	500	546

Weyerhaeuser Co.
6.950% due 08/01/2017	100	109
7.500% due 03/01/2013	6,000	6,425

WM Wrigley Jr. Co.
1.664% due 06/28/2011	2,500	2,502

Wyeth
5.500% due 02/01/2014	35	40

		246,214

UTILITIES 5.9%

American Electric Power Co., Inc.
5.250% due 06/01/2015	400	444

AT&T, Inc.
5.100% due 09/15/2014	410	461
5.500% due 02/01/2018	352	409
6.250% due 03/15/2011	333	341

BellSouth Corp.
4.295% due 04/26/2021	27,500	28,056

British Telecommunications PLC
9.375% due 12/15/2010	10,540	10,707

Dominion Resources, Inc.
5.150% due 07/15/2015	117	134
5.600% due 11/15/2016	250	293
5.700% due 09/17/2012	1,520	1,658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Louisiana LLC
5.830% due 11/01/2010	$24	$24

France Telecom S.A.
7.750% due 03/01/2011	49,155	50,603

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,000	2,247

Nevada Power Co.
7.125% due 03/15/2019	1,130	1,404

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	215	239

NGPL PipeCo LLC
6.514% due 12/15/2012	13,225	14,072

Pacific Gas & Electric Co.
4.200% due 03/01/2011	150	152
4.800% due 03/01/2014	226	249

Progress Energy, Inc.
6.850% due 04/15/2012	179	194

PSEG Power LLC
5.320% due 09/15/2016	346	388

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	471

Qwest Corp.
6.500% due 06/01/2017	300	329

Southern California Edison Co.
5.000% due 01/15/2014	50	56

Southwestern Electric Power Co.
6.450% due 01/15/2019	135	154

Sprint Capital Corp.
8.375% due 03/15/2012	1,000	1,075

Verizon Communications, Inc.
5.350% due 02/15/2011	700	712
5.550% due 02/15/2016	312	362
6.100% due 04/15/2018	16,000	19,054
6.350% due 04/01/2019	17	21

Verizon Global Funding Corp.
7.375% due 09/01/2012	340	381

Vodafone Group PLC
5.625% due 02/27/2017	25	29

		134,719

Total Corporate Bonds & Notes (Cost $945,143)		991,754

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

Transocean, Inc.
1.500% due 12/15/2037	11,000	10,821

Total Convertible Bonds & Notes (Cost $10,224)		10,821

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.0%

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	107
7.500% due 04/01/2034	100	109
7.550% due 04/01/2039	100	109

California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	111

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	193

		629

130	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	$1,100	$1,187

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
1.998% due 01/01/2019	250	232

		1,419

NEW JERSEY 0.4%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	9,300	9,257

NEW YORK 0.0%

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.840% due 12/15/2013	345	365

TEXAS 0.0%

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2001
5.250% due 05/15/2031	200	206

VIRGINIA 0.1%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	755	785

Total Municipal Bonds & Notes (Cost $12,610)		12,661

U.S. GOVERNMENT AGENCIES 24.6%

Fannie Mae
0.316% due 07/25/2037	1,899	1,904
0.566% due 04/25/2037	1,788	1,786
0.656% due 11/25/2032	4	4
1.125% due 09/30/2013	14,700	14,821
1.586% due 10/01/2044	99	97
1.625% due 10/26/2015	100	100
1.738% due 04/01/2027	6	6
2.684% due 06/01/2035	7,240	7,581
3.000% due 09/16/2014	29,000	31,045
3.068% due 02/01/2035	63	67
4.000% due 02/01/2039 - 11/01/2040	10,000	10,271
4.500% due 05/01/2040 - 10/01/2040	241,500	251,539
4.625% due 10/15/2013	3,400	3,784
4.803% due 01/01/2027	63	65
4.930% due 03/01/2034	163	173
5.000% due 04/15/2015 - 10/01/2040	14,622	15,522
5.273% due 11/01/2035	119	127
5.500% due 10/01/2025 - 10/01/2040	53,462	57,074
5.645% due 05/01/2037	145	155
5.753% due 05/01/2037	162	174
5.756% due 06/01/2036	118	127
5.847% due 02/01/2037	150	161
6.000% due 09/25/2016 - 01/01/2039	13,990	15,191
6.242% due 09/01/2036	104	112
6.260% due 10/01/2037	81	86
6.500% due 01/01/2013 - 06/25/2044	16,643	18,470
7.000% due 05/01/2012 - 05/01/2032	162	181
7.500% due 03/01/2015 - 07/25/2041	166	184
8.000% due 06/01/2015 - 08/01/2031	38	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.400% due 08/25/2019	$1	$1
12.000% due 05/01/2016	1	1

FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	9,800	9,733

Federal Farm Credit Bank
2.625% due 04/17/2014	35	37

Federal Housing Administration
7.430% due 06/01/2023	36	36

Freddie Mac
0.407% due 07/15/2019 - 08/15/2019	6,496	6,479
0.487% due 02/15/2019	227	227
3.392% due 05/01/2035	120	126
4.500% due 02/01/2039 - 10/01/2040	22,001	22,894
5.000% due 10/18/2010	50	50
5.500% due 06/01/2017 - 10/01/2040	6,542	6,969
5.865% due 05/01/2037	200	215
6.000% due 09/01/2013 - 11/01/2037	1,490	1,627
6.500% due 12/01/2021 - 07/25/2043	569	623
7.000% due 04/01/2032 - 01/01/2033	106	120
7.500% due 05/01/2015	1	1
8.000% due 01/01/2012	1	1
8.400% due 08/15/2021	2	2
8.500% due 04/15/2025	185	223

Ginnie Mae
0.707% due 10/16/2030	21	21
0.857% due 02/16/2030	471	475
0.907% due 02/16/2030	293	296
3.125% due 11/20/2017 - 11/20/2025	28	29
3.250% due 11/20/2034	7	7
3.375% due 03/20/2020 - 06/20/2032	237	245
3.500% due 12/20/2017	14	15
3.625% due 07/20/2034	75	77
5.500% due 01/15/2017 - 09/20/2034	15,513	17,156
6.000% due 07/20/2015 - 10/15/2039	1,081	1,176
6.500% due 01/20/2034 - 05/15/2038	362	399
7.000% due 07/15/2031 - 12/15/2032	57	64
7.500% due 04/20/2027 - 01/15/2031	335	348
8.000% due 04/15/2017 - 11/15/2022	634	702
9.000% due 10/15/2017	2	2
9.500% due 08/15/2021 - 12/15/2021	12	14

Small Business Administration
4.340% due 03/01/2024	48	52
4.504% due 02/01/2014	20	21
4.727% due 02/10/2019	36,242	38,297
4.750% due 07/01/2025	12,406	13,505
5.130% due 09/01/2023	12	13
6.090% due 07/01/2011	13	13
6.640% due 02/01/2011	414	423

U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,230
5.290% due 08/01/2017	5,000	5,595

Total U.S. Government Agencies (Cost $552,451)		561,390

U.S. TREASURY OBLIGATIONS 18.7%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	104	110
2.125% due 01/15/2019	28,127	31,722
3.875% due 04/15/2029	133	184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
0.625% due 06/30/2012	$400	$402
1.750% due 07/31/2015	6,400	6,557
1.875% due 06/30/2015	14,688	15,142
1.875% due 08/31/2017	3,300	3,299
1.875% due 09/30/2017	5,100	5,091
2.125% due 05/31/2015 (e)(f)	37,200	38,798
2.375% due 07/31/2017	2,900	2,997
2.500% due 04/30/2015	1,100	1,167
2.500% due 06/30/2017 (f)(h)	187,800	195,693
3.000% due 02/28/2017	21,500	23,131
3.125% due 01/31/2017	8,200	8,889
3.125% due 04/30/2017	78,400	84,874
3.250% due 12/31/2016	8,200	8,953

Total U.S. Treasury Obligations (Cost $410,395)		427,009

MORTGAGE-BACKED SECURITIES 3.5%

American Home Mortgage Investment Trust
2.034% due 09/25/2045	6,830	6,046
2.678% due 02/25/2045	1,331	1,158

Banc of America Funding Corp.
2.893% due 05/25/2035	2,226	2,218

Bear Stearns Adjustable Rate Mortgage Trust
2.934% due 03/25/2035	427	410
3.399% due 02/25/2033	68	63
4.963% due 01/25/2035	199	174
5.671% due 02/25/2033	92	92

Bear Stearns Alt-A Trust
2.848% due 05/25/2035	3,239	2,542
2.984% due 09/25/2035	1,138	865

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	300	329

Chase Mortgage Finance Corp.
6.000% due 03/25/2037	2,757	2,453

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	10,052	9,476
3.074% due 03/25/2034	170	172
5.864% due 09/25/2037	80	59

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	151

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	625

Countrywide Alternative Loan Trust
1.370% due 12/25/2035	224	139
6.000% due 10/25/2032	1	1

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	284	186
3.172% due 02/20/2035	3,155	2,763
3.466% due 11/25/2034	1,848	1,601

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	47	40

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	145	151
5.846% due 03/15/2039	100	106
6.422% due 02/15/2041	12,100	12,785

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	145	149

First Horizon Alternative Mortgage Securities
2.570% due 09/25/2035	136	99

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	200	211

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	2,934	2,850

See Accompanying Notes	Semiannual Report	September 30, 2010	131

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indymac ARM Trust
2.157% due 01/25/2032	$62	$46

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	315	328
5.882% due 02/15/2051	395	415
5.932% due 02/12/2049	60	66

JPMorgan Mortgage Trust
5.022% due 02/25/2035	1,294	1,312

MASTR Reperforming Loan Trust
8.000% due 07/25/2035	289	264

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	235	244
5.485% due 03/12/2051	400	402
5.748% due 06/12/2050	150	153

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	1,247	973

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	316	266

Morgan Stanley Capital I
5.692% due 04/15/2049	4,400	4,576
5.809% due 12/12/2049	310	329

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	206	195

Prime Mortgage Trust
0.656% due 02/25/2019	51	49
0.656% due 02/25/2034	375	340

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	631	466
5.387% due 09/25/2035	3,483	2,929

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	1,536	1,326

Structured Asset Securities Corp.
2.911% due 02/25/2032	25	24

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	1,386	1,348

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	3,359	2,955
5.509% due 04/15/2047	300	299

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	874	712
1.570% due 11/25/2042	229	200
3.003% due 02/27/2034	6	6

Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	240	247

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	3,638	3,227
4.900% due 01/25/2035	7,187	7,009

Total Mortgage-Backed Securities (Cost $76,631)		78,830

ASSET-BACKED SECURITIES 1.6%

Ally Auto Receivables Trust
1.320% due 03/15/2012	1,293	1,297

Asset-Backed Funding Certificates
0.316% due 01/25/2037	201	198

BA Credit Card Trust
0.837% due 04/15/2013	2,100	2,101

Bank of America Auto Trust
1.700% due 12/15/2011	169	169

Bayview Financial Acquisition Trust
5.660% due 12/28/2036	3,000	2,961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centex Home Equity
4.670% due 09/25/2034		$623	$632

Conseco Finance
6.981% due 06/15/2032		52	53
7.550% due 04/15/2032		18	20

Countrywide Asset-Backed Certificates
0.306% due 05/25/2047		8	8
1.296% due 02/25/2035		67	66

First Franklin Mortgage Loan Asset-Backed Certificates
0.366% due 11/25/2036		12,500	11,109

First NLC Trust
0.606% due 12/25/2035		93	91

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		15,471	15,539
2.000% due 12/15/2011		121	121

Freemont Home Loan Owner Trust
1.046% due 12/25/2029		156	98

HSBC Home Equity Loan Trust
0.517% due 01/20/2035		21	20
0.547% due 01/20/2034		2,198	1,991

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		160	147

JPMorgan Mortgage Acquisition Corp.
0.316% due 11/25/2036		77	75

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		87	74

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037		13	13

Residential Asset Securities Corp.
0.626% due 09/25/2035		98	96

SLM Student Loan Trust
0.798% due 01/25/2015		413	413

Structured Asset Securities Corp.
0.486% due 07/25/2035		109	103

Total Asset-Backed Securities (Cost $37,092)			37,395

SOVEREIGN ISSUES 3.9%

Brazil Government International Bond
6.000% due 01/17/2017		20,000	23,400

Canada Government Bond
1.500% due 12/01/2012	CAD	37,900	36,899

Export-Import Bank of Korea
5.875% due 01/14/2015		$5,200	5,824
8.125% due 01/21/2014		500	588

Hydro Quebec
0.525% due 09/29/2049		5,000	3,601

Japan Finance Organization for Municipalities
5.875% due 03/14/2011		125	128

Korea Development Bank
3.250% due 03/09/2016		8,000	8,032

Korea Government Bond
4.250% due 06/01/2013		135	143

Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,259

Panama Government International Bond
7.250% due 03/15/2015		700	840

Province of Quebec Canada
4.875% due 05/05/2014		220	248
5.125% due 11/14/2016		25	29

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	2,000	2,772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Africa Government International Bond
7.375% due 04/25/2012		$50	$55

Total Sovereign Issues (Cost $88,644)			88,821

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

American International Group, Inc.
8.500% due 08/01/2011		4,000	34

Wells Fargo & Co.
7.500% due 12/31/2049		16,800	16,901

			16,935

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		4,000	32

Total Convertible Preferred Securities (Cost $12,995)			16,967

PREFERRED SECURITIES 1.5%

BANKING & FINANCE 1.5%

Citigroup, Inc.
6.150% due 12/15/2012		1,455,000	21,754

DG Funding Trust
0.652% due 12/31/2049		912	7,037

Farm Credit Bank
10.000% due 11/29/2049		4,000	4,120

Total Preferred Securities (Cost $36,469)			32,911

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.9%

REPURCHASE AGREEMENTS 0.4%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

Morgan Stanley
0.200% due 10/01/2010		2,200	2,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $2,250. Repurchase proceeds are $2,200.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		4,471	4,471
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $4,565. Repurchase proceeds are $4,471.)

			9,671

JAPAN TREASURY BILLS 4.8%
0.107% due 12/06/2010	JPY	9,110,000	109,107

U.S. TREASURY BILLS 0.2%
0.107% due 10/07/2010 - 10/21/2010 (b)(f)		$3,442	3,442

132	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 8.5%
19,281,302	$193,160

Total Short-Term Instruments (Cost $314,007)	315,380

Total Investments 113.0% (Cost $2,496,661)	$2,573,939

Written Options (j) (0.3%) (Premiums $4,439)	(6,374)

Other Assets and Liabilities (Net) (12.7%)	(289,575)

Net Assets 100.0%	$2,277,990

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $1,051 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Securities with an aggregate market value of $3,681 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $5,750 at a weighted average interest rate of 0.022%. On September 30, 2010, securities valued at $475 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $3,576 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,324	$3,125
90-Day Eurodollar June Futures	Long	06/2011	244	172
90-Day Eurodollar March Futures	Long	03/2011	1,320	1,179
90-Day Eurodollar September Futures	Long	09/2011	63	48
U.S. Treasury 5-Year Note December Futures	Long	12/2010	120	99
U.S. Treasury 10-Year Note December Futures	Long	12/2010	815	965

				$5,588

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	1.637%	$	1,100	$13	$0	$13
American International Group, Inc.	DUB	1.630%	06/20/2013	1.724%		9,400	(19)	0	(19)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		25,000	(145)	(310)	165
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		3,400	(14)	(39)	25
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		1,200	(7)	(12)	5
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		200	(1)	(2)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		500	(3)	(5)	2
China Government International Bond	RBS	1.000%	03/20/2015	0.605%		10,000	176	137	39
China Government International Bond	UBS	1.000%	03/20/2015	0.605%		25,000	440	355	85
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		300	0	(2)	2
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		200	0	(1)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		300	0	(2)	2
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		800	0	(5)	5
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.014%		30,000	(8)	(1,100)	1,092
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%		10,000	(2)	(366)	364
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	1.454%		5,700	(20)	0	(20)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.584%		12,100	31	0	31
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	1.623%		15,000	(134)	0	(134)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		800	0	0	0
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		3,400	131	159	(28)
General Electric Capital Corp.	RBS	1.270%	06/20/2013	1.623%		10,000	(90)	0	(90)
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.936%		200	0	(1)	1
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		400	9	5	4
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		700	16	9	7

See Accompanying Notes	Semiannual Report	September 30, 2010	133

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp.	BNP	5.050%	03/20/2013	4.223%	$	1,600	$33	$0	$33
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		2,200	15	(226)	241
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		2,000	37	14	23
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	4	2	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		4,900	89	24	65
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.645%		50,000	908	750	158

							$1,453	$(632)	$2,085

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	1,100	$136	$117	$19
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		600	74	79	(5)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		45,800	5,676	5,885	(209)
CDX.EM-13 Index	JPM	5.000%	06/20/2015		600	74	68	6
CDX.EM-13 Index	MSC	5.000%	06/20/2015		1,200	149	135	14
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		1,100	146	137	9
CDX.EM-14 Index	BOA	5.000%	12/20/2015		1,100	146	144	2
CDX.EM-14 Index	DUB	5.000%	12/20/2015		300	40	37	3
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		5,700	759	744	15
CDX.EM-14 Index	MSC	5.000%	12/20/2015		500	67	65	2
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012		5,970	(13)	0	(13)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,348	(2)	0	(2)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		12,635	171	0	171
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	102	0	102
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		579	6	0	6
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		1,640	17	0	17
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		2,025	17	0	17
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		10,100	(30)	(55)	25
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		1,500	(4)	(6)	2
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015		5,400	(16)	(21)	5
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		3,300	(10)	(19)	9
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		1,700	(5)	(8)	3
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		3,700	(11)	(19)	8

						$7,481	$7,283	$198

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$229	$0	$229
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	69	0	69
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,600	(22)	(47)	25
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,100	27	7	20
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,800	31	10	21
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		3,500	32	16	16
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		6,300	28	0	28
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		3,800	18	0	18
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	126	(2)	128
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	126	(2)	128
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	35	2	33
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		105,800	594	(3)	597
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		1,000	4	(1)	5
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		13,100	79	3	76

134	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC	BRL	6,600	$40	$2	$38
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		55,000	298	0	298
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,800	15	5	10
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,600	25	11	14
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,000	100	32	68
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		8,900	92	34	58
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,800	15	0	15
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		4,000	40	0	40
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,000	22	6	16
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		900	14	6	8
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		114,000	1,913	946	967
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	MSC	$	20,400	2,824	926	1,898
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		29,600	4,097	1,480	2,617
Pay	3-Month USD-LIBOR	4.000%	12/15/2017	JPM		3,000	364	142	222
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	18,200	290	0	290
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA	EUR	10,000	34	(85)	119
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		6,700	23	(59)	82
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		8,000	28	(51)	79

							$11,610	$3,378	$8,232

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	28	$8	$12
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	28	16	4

				$24	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	3,200	$45	$18
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,400	66	40
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		71,200	306	4,171
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		71,200	466	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		6,600	13	12
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		6,600	20	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		6,000	83	34
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		35,600	341	191
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		23,000	194	154
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		4,600	7	9
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		22,200	244	119
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,800	19	18
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		11,500	57	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		18,600	27	34
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		2,900	40	17
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		31,100	323	207
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,000	131	64
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		3,000	41	17
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		5,100	9	9
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		5,100	15	1
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		25,700	270	138
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		19,200	40	36
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		19,200	69	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		14,700	93	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		6,800	96	39
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		25,000	245	166
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		43,400	347	233
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		93,400	808	624

								$4,415	$6,358

See Accompanying Notes	Semiannual Report	September 30, 2010	135

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	0	$701,100	$5,214
Sales	96	637,800	4,690
Closing Buys	(40)	(616,100)	(4,662)
Expirations	0	(57,900)	(463)
Exercised	0	(67,800)	(340)

Balance at 09/30/2010	56	$597,100	$4,439

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$10,000	$10,723	$10,745
Freddie Mac	6.000%	10/01/2040	1,000	1,072	1,073

				$11,795	$11,818

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	591	10/2010	CITI	$2	$0	$2
Sell		591	10/2010	CITI	0	(2)	(2)
Buy		900	10/2010	CSFB	26	0	26
Buy		1,891	10/2010	MSC	155	0	155
Buy		1,537	10/2010	RBS	120	0	120
Buy		591	10/2010	UBS	3	0	3
Sell	BRL	3,542	10/2010	BOA	0	(47)	(47)
Buy		10,444	10/2010	HSBC	273	0	273
Sell		48,817	10/2010	HSBC	0	(1,287)	(1,287)
Buy		24,315	10/2010	JPM	834	0	834
Buy		6,907	10/2010	MSC	182	0	182
Sell		520	10/2010	MSC	0	(7)	(7)
Buy		2,475	10/2010	RBC	63	0	63
Buy		8,737	10/2010	RBS	263	0	263
Buy		3,542	12/2010	BOA	48	0	48
Buy		51,098	12/2010	HSBC	1,337	0	1,337
Buy		1,038	12/2010	MSC	10	0	10
Buy		9,088	12/2010	RBS	207	0	207
Buy		186	09/2011	BOA	2	0	2
Buy		186	09/2011	MSC	2	0	2
Buy	CAD	310	10/2010	BNP	1	0	1
Sell		413	10/2010	CITI	0	(1)	(1)
Buy		103	10/2010	DUB	0	0	0
Buy		3,174	11/2010	BCLY	0	(10)	(10)
Buy		1,132	11/2010	BNP	0	(2)	(2)
Buy		41,608	11/2010	BOA	0	(46)	(46)
Buy		413	11/2010	CITI	1	0	1
Sell		75,813	11/2010	CITI	22	0	22
Buy		718	11/2010	CSFB	0	(2)	(2)
Buy		1,696	11/2010	DUB	0	(10)	(10)
Buy		5,392	11/2010	HSBC	70	0	70
Buy		3,501	11/2010	RBC	52	0	52
Buy		798	11/2010	RBS	0	(5)	(5)
Buy	CHF	314	11/2010	CITI	10	0	10
Buy	CNY	2,388	11/2010	BCLY	0	(2)	(2)
Buy		3,874	11/2010	CITI	0	(3)	(3)
Buy		9,997	11/2010	DUB	0	(9)	(9)
Buy		3,944	11/2010	MSC	0	(4)	(4)
Buy		2,807	04/2011	BCLY	1	0	1
Buy		1,416	04/2011	CSFB	0	0	0
Buy		57,859	04/2011	DUB	141	0	141
Buy		946	04/2011	HSBC	0	0	0
Buy		708	04/2011	JPM	0	0	0
Sell	EUR	14,440	10/2010	UBS	0	(1,044)	(1,044)
Buy		7,642	11/2010	DUB	627	0	627
Buy	GBP	900	10/2010	CITI	0	(7)	(7)
Sell		2,400	10/2010	CITI	0	(9)	(9)
Buy		1,500	10/2010	HSBC	0	(13)	(13)
Buy		2,400	12/2010	CITI	9	0	9
Sell		3,811	12/2010	CITI	0	(67)	(67)

136	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	820	12/2010	GSC	$0	$(11)	$(11)
Buy		1,200	12/2010	RBS	0	(9)	(9)
Sell		1,852	12/2010	UBS	0	(27)	(27)
Buy	IDR	1,932,300	10/2010	BOA	27	0	27
Buy		13,636,673	10/2010	CITI	181	0	181
Sell		2,318,400	10/2010	HSBC	0	(2)	(2)
Buy		1,932,300	10/2010	RBS	27	0	27
Buy		3,973,320	10/2010	UBS	46	0	46
Buy		25,717,390	11/2010	BCLY	29	0	29
Buy		778,400	11/2010	CITI	7	0	7
Buy		6,055,935	11/2010	DUB	9	0	9
Buy		3,445,650	11/2010	HSBC	9	0	9
Buy		17,157,000	11/2010	JPM	21	0	21
Buy		2,769,000	04/2011	JPM	5	0	5
Buy		1,842,000	04/2011	MSC	3	0	3
Buy		2,318,400	07/2011	HSBC	2	0	2
Buy	INR	32,606	11/2010	BCLY	21	0	21
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		54,576	01/2011	CITI	0	(6)	(6)
Sell	JPY	1,268,225	12/2010	BCLY	0	(136)	(136)
Sell		10,262,052	12/2010	CSFB	0	(1,291)	(1,291)
Buy	KRW	407,478	11/2010	BCLY	10	0	10
Sell		252,771	11/2010	BCLY	0	(13)	(13)
Buy		751,679	11/2010	BOA	20	0	20
Buy		1,164,307	11/2010	CITI	19	0	19
Sell		2,469,480	11/2010	CITI	0	(159)	(159)
Buy		209,268	11/2010	DUB	3	0	3
Buy		105,570	11/2010	GSC	2	0	2
Buy		1,411,992	11/2010	JPM	6	(6)	0
Sell		898,575	11/2010	JPM	0	(60)	(60)
Buy		2,673,481	11/2010	MSC	65	(1)	64
Buy		116,150	11/2010	RBS	2	0	2
Sell		113,570	11/2010	RBS	0	(6)	(6)
Buy		3,212,522	01/2011	MSC	8	(4)	4
Buy	MXN	18,125	02/2011	BCLY	19	0	19
Buy		56,088	02/2011	BOA	24	0	24
Buy		5,127	02/2011	CITI	2	(1)	1
Buy		1,273	02/2011	DUB	0	0	0
Buy		3,808	02/2011	JPM	0	(2)	(2)
Buy		25,472	02/2011	MSC	5	(11)	(6)
Buy		1,273	02/2011	UBS	0	0	0
Buy	MYR	3,798	10/2010	BCLY	112	0	112
Sell		1,450	10/2010	BCLY	0	0	0
Buy		446	10/2010	BOA	14	0	14
Buy		3,632	10/2010	CITI	95	0	95
Buy		1,871	10/2010	DUB	33	0	33
Buy		1,450	02/2011	BCLY	0	(1)	(1)
Buy		930	02/2011	HSBC	0	(1)	(1)
Buy		931	02/2011	JPM	0	(1)	(1)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		90,830	11/2010	CITI	8	(2)	6
Buy		2,130	11/2010	DUB	3	0	3
Buy		40,266	06/2011	BCLY	0	(5)	(5)
Buy		31,408	06/2011	JPM	0	(2)	(2)
Buy	SGD	667	11/2010	BCLY	7	0	7
Buy		667	11/2010	CITI	7	0	7
Buy		396	03/2011	CITI	1	0	1
Buy		924	03/2011	HSBC	3	0	3
Buy		264	03/2011	MSC	1	0	1
Buy	TRY	455	01/2011	BCLY	8	0	8
Buy		1,370	01/2011	CITI	29	0	29
Buy		151	01/2011	CSFB	2	0	2
Buy		1,496	01/2011	HSBC	14	0	14
Buy		2,261	01/2011	JPM	32	0	32
Buy	TWD	10,910	10/2010	BCLY	0	(3)	(3)
Buy		2,533	10/2010	CITI	0	0	0
Buy		8,553	10/2010	DUB	0	(2)	(2)
Buy		5,960	01/2011	DUB	0	(1)	(1)
Buy		3,649	01/2011	JPM	1	0	1
Buy		5,617	01/2011	MSC	1	0	1
Buy		3,042	01/2011	UBS	2	0	2
Buy	ZAR	13,165	10/2010	BCLY	82	0	82
Buy		2,950	10/2010	CITI	22	0	22
Buy		5,148	10/2010	HSBC	36	0	36
Buy		737	10/2010	JPM	5	0	5

See Accompanying Notes	Semiannual Report	September 30, 2010	137

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	3,674	10/2010	MSC	$25	$0	$25
Buy		2,900	10/2010	UBS	14	0	14
Buy		2,185	01/2011	BCLY	8	0	8
Buy		2,185	01/2011	JPM	8	0	8
Buy		2,280	09/2011	BCLY	10	0	10
Buy		1,520	09/2011	MSC	7	0	7
Buy		760	09/2011	UBS	3	0	3

					$5,629	$(4,341)	$1,288

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$608,434	$2,387	$610,821
Industrials	0	246,214	0	246,214
Utilities	0	134,719	0	134,719
Convertible Bonds & Notes
Industrials	0	10,821	0	10,821
Municipal Bonds & Notes
California	0	629	0	629
Illinois	0	1,419	0	1,419
New Jersey	0	9,257	0	9,257
New York	0	365	0	365
Texas	0	206	0	206
Virginia	0	785	0	785
U.S. Government Agencies	0	561,354	36	561,390
U.S. Treasury Obligations	0	427,009	0	427,009
Mortgage-Backed Securities	0	78,830	0	78,830
Asset-Backed Securities	0	37,395	0	37,395
Sovereign Issues	0	88,821	0	88,821
Convertible Preferred Securities
Banking & Finance	16,935	0	0	16,935
Consumer Discretionary	0	32	0	32
Preferred Securities
Banking & Finance	4,120	21,753	7,038	32,911
Short-Term Instruments
Repurchase Agreements	0	9,671	0	9,671

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Japan Treasury Bills	$0	$109,107	$0	$109,107
U.S. Treasury Bills	0	3,442	0	3,442
PIMCO Short-Term Floating NAV Portfolio	193,160	0	0	193,160
Investments, at value	$214,215	$2,350,263	$9,461	$2,573,939

Short Sales, at value	$0	$(11,818)	$0	$(11,818)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,813	0	2,813
Foreign Exchange Contracts	0	5,629	0	5,629
Interest Rate Contracts	5,588	8,232	0	13,820
	$5,588	$16,674	$0	$22,262

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(530)	0	(530)
Foreign Exchange Contracts	0	(4,341)	0	(4,341)
Interest Rate Contracts	0	(6,374)	0	(6,374)
	$0	$(11,245)	$0	$(11,245)

Totals	$219,803	$2,343,874	$9,461	$2,573,138

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$2,123	$0	$0	$(4)	$0	$268	$0	$0	$2,387	$268
U.S. Government Agencies	232	0	(196)	0	(1)	1	0	0	36	0
Preferred Securities
Banking & Finance	7,433	0	0	0	0	(395)	0	0	7,038	(395)

Investments, at value	$9,788	$0	$(196)	$(4)	$(1)	$(126)	$0	$0	$9,461	$(127)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(15)	$0	$0	$0	$20	$(5)	$0	$0	$0	$0

Totals	$9,773	$0	$(196)	$(4)	$19	$(131)	$0	$0	$9,461	$(127)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

138	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$5,629	$0	$0	$0	$5,629
Unrealized appreciation on swap agreements	8,232	0	2,813	0	0	11,045

	$8,232	$5,629	$2,813	$0	$0	$16,674

Liabilities:
Written options outstanding	$6,374	$0	$0	$0	$0	$6,374
Variation margin payable (2)	76	0	0	0	0	76
Unrealized depreciation on foreign currency contracts	0	4,341	0	0	0	4,341
Unrealized depreciation on swap agreements	0	0	530	0	0	530

	$6,450	$4,341	$530	$0	$0	$11,321

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$50,159	$464	$1,591	$0	$0	$52,214
Net realized gain on foreign currency transactions	0	361	0	0	0	361

	$50,159	$825	$1,591	$0	$0	$52,575

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(11,674)	$(126)	$(265)	$0	$0	$(12,065)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	446	0	0	0	446

	$(11,674)	$320	$(265)	$0	$0	$(11,619)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $5,588 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	139

Schedule of Investments PIMCO Money Market Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 101.1%

ASSET-BACKED COMMERCIAL PAPER 3.4%

Straight-A Funding LLC
0.220% due 10/19/2010	$20,500	$20,498

CERTIFICATES OF DEPOSIT 0.0%

BNP Paribas
0.365% due 03/22/2011	100	100

FINANCIAL COMPANY COMMERCIAL PAPER 1.7%

Citigroup, Inc.
0.410% due 11/09/2010	3,500	3,499

Standard Chartered Bank
0.550% due 10/18/2010	6,500	6,498

		9,997

GOVERNMENT AGENCY DEBT 34.0%

Bank of America N.A.
0.470% due 12/23/2010 (b)	3,700	3,703

Citibank N.A.
0.439% due 03/30/2011 (b)	1,350	1,352

Citigroup, Inc.
0.842% due 12/09/2010 (b)	1,800	1,803

Federal Agriculture Mortgage Corp.
3.875% due 08/19/2011	21,900	22,523

Federal Home Loan Bank
0.130% due 10/05/2010	64,000	64,000
0.540% due 05/24/2011	31,000	30,997
0.560% due 05/27/2011	7,100	7,098

Freddie Mac
0.265% due 01/03/2011	10,800	10,793
0.593% due 04/01/2011	43,200	43,229

General Electric Capital Corp.
0.373% due 03/11/2011 (b)	5,200	5,206

Goldman Sachs Group, Inc.
0.372% due 03/15/2011 (b)	1,500	1,501
1.625% due 07/15/2011 (b)	1,950	1,968

JPMorgan Chase & Co.
0.419% due 02/23/2011 (b)	1,200	1,201
0.796% due 12/02/2010 (b)	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Bank
0.942% due 12/16/2010 (b)	$7,900	$7,914

		203,788

OTHER NOTES 2.2%

General Electric Capital Corp.
4.875% due 10/21/2010	1,500	1,503

Metropolitan Life Global Funding I
0.927% due 07/13/2011	1,500	1,501

Svenska Handelsbanken AB
0.584% due 07/01/2011	10,000	9,999

		13,003

TREASURY DEBT 5.2%

U.S. Treasury Bills
0.156% due 10/07/2010 - 02/10/2011 (a)	31,000	30,993

TREASURY REPURCHASE AGREEMENTS 54.6%

Banc of America Securities LLC
0.180% due 10/01/2010	55,000	55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $56,112. Repurchase proceeds are $55,000.)

Barclays Capital, Inc.
0.190% due 10/01/2010	55,000	55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $56,170. Repurchase proceeds are $55,000.)

BNP Paribas Bank
0.240% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $24,548. Repurchase proceeds are $24,000.)

Citigroup Global Markets, Inc.
0.240% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2012 valued at $24,511. Repurchase proceeds are $24,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	$55,000	$55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $56,274. Repurchase proceeds are $55,000.)

Deutsche Bank AG
0.320% due 10/01/2010	55,000	55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $56,178. Repurchase proceeds are $55,000.)

Greenwich Capital Markets, Inc.
0.180% due 10/01/2010	15,700	15,700
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $16,036. Repurchase proceeds are $15,700.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	18,000	18,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $18,405. Repurchase proceeds are $18,000.)

Morgan Stanley
0.200% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $24,603. Repurchase proceeds are $24,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	806	806
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $824. Repurchase proceeds are $806.)

		326,506

Total Short-Term Instruments (Cost $604,885)		604,885

Total Investments 101.1% (Cost $604,885)		$604,885

Other Assets and Liabilities (Net) (1.1%)		(6,713)

Net Assets 100.0%		$598,172

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average rate.
(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Asset-Backed Commercial Paper	$0	$20,498	$0	$20,498
Certificates of Deposit	0	100	0	100
Financial Company Commercial Paper	0	9,997	0	9,997
Government Agency Debt	0	203,788	0	203,788

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Other Notes	$0	$13,003	$0	$13,003
Treasury Debt	0	30,993	0	30,993
Treasury Repurchase Agreements	0	326,506	0	326,506
Investments, at value	$0	$604,885	$0	$604,885

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

140	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Mortgage-Backed Securities Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 128.4%

Fannie Mae
0.000% due 07/25/2022 (c)	$33	$30
0.316% due 12/25/2036	6,220	6,137
0.376% due 03/25/2034	1,055	1,044
0.406% due 08/25/2034 - 10/25/2035	14,045	13,714
0.496% due 06/25/2033	153	146
0.516% due 06/25/2032	373	343
0.556% due 03/25/2018	657	658
0.596% due 11/25/2032	317	283
0.606% due 11/25/2032	26	26
0.657% due 04/18/2028	5	5
0.706% due 05/25/2023	823	827
0.756% due 03/25/2017 - 07/25/2034	2,408	2,392
0.766% due 10/25/2031	253	253
0.931% due 02/25/2024	568	574
1.256% due 04/25/2032	564	577
1.281% due 04/25/2023	2	3
1.481% due 05/01/2033	445	454
1.586% due 08/01/2042 - 10/01/2044	3,040	3,053
1.588% due 03/01/2044	829	838
1.973% due 05/01/2035	627	650
1.998% due 01/01/2035	541	563
2.021% due 05/01/2035	100	104
2.067% due 03/01/2035	18	18
2.069% due 03/01/2032	86	90
2.088% due 08/01/2027	799	829
2.114% due 01/01/2035	114	119
2.131% due 01/01/2035	173	180
2.136% due 01/01/2035	170	177
2.227% due 02/01/2035	94	98
2.256% due 04/01/2035	779	810
2.324% due 12/01/2034	750	773
2.340% due 11/01/2035	284	291
2.384% due 03/01/2035	109	113
2.438% due 03/01/2035	67	70
2.489% due 02/01/2035	244	254
2.499% due 04/01/2033	267	279
2.529% due 01/01/2035	112	116
2.596% due 02/01/2035	67	70
2.602% due 05/01/2035	334	350
2.614% due 12/01/2034	17	17
2.615% due 07/01/2035	257	269
2.630% due 10/01/2032	274	282
2.639% due 02/01/2035	154	161
2.653% due 12/01/2034	173	179
2.681% due 08/01/2036	1,626	1,708
2.701% due 06/01/2030	17	17
2.709% due 05/25/2035	440	468
2.727% due 07/01/2035	115	120
2.742% due 11/01/2034	53	55
2.766% due 09/01/2034	735	762
2.797% due 02/01/2035	143	150
2.800% due 02/01/2035	126	132
2.875% due 03/01/2027	93	97
2.888% due 10/01/2035	150	158
2.971% due 10/01/2028	13	13
3.036% due 07/01/2035	165	173
3.078% due 10/01/2035	48	50
3.143% due 09/01/2035	706	725
3.500% due 10/01/2025	7,000	7,221
4.000% due 06/01/2013 - 10/01/2040	91,202	94,150
4.478% due 05/01/2023	17	17
4.500% due 09/01/2013 - 10/01/2040	75,725	79,105
4.933% due 12/01/2035	871	907
5.000% due 02/01/2013 - 11/01/2040	111,358	117,442
5.196% due 11/01/2018	2	2
5.332% due 11/01/2035	465	497
5.348% due 11/01/2035	570	609

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/01/2025 - 11/01/2040	$60,755	$64,620
5.568% due 02/01/2036	348	366
5.990% due 08/01/2017	1,100	1,268
6.000% due 07/01/2017 - 10/01/2040	46,904	51,107
6.500% due 06/01/2021 - 01/01/2039	25,340	28,019
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	4	4
7.750% due 08/25/2022	34	40
8.200% due 04/25/2025	6	7

Federal Housing Administration
7.430% due 06/01/2019	183	183

Freddie Mac
0.355% due 05/04/2011	68	68
0.407% due 08/15/2019	1,587	1,583
0.557% due 04/15/2017	94	94
0.657% due 06/15/2032 - 12/15/2032	597	598
0.707% due 12/15/2031	289	291
0.757% due 09/15/2030	31	31
1.212% due 02/15/2021	500	500
1.586% due 10/25/2044 - 02/25/2045	2,939	3,040
2.625% due 07/01/2030 - 04/01/2035	429	448
2.626% due 02/01/2035	26	27
2.631% due 01/01/2034	50	52
2.653% due 11/01/2031	69	72
2.658% due 02/01/2028	166	174
2.674% due 10/01/2036	1,069	1,123
2.767% due 02/01/2035	31	32
2.865% due 03/01/2034	1,020	1,065
2.869% due 06/01/2035	91	96
2.891% due 03/01/2035	47	50
2.902% due 09/01/2035	616	646
2.946% due 01/01/2035	133	139
2.978% due 05/01/2032	40	40
3.037% due 01/01/2035	2,986	3,173
3.056% due 02/01/2035	69	73
3.109% due 02/01/2018	41	42
3.494% due 09/01/2035	3,196	3,357
3.500% due 12/15/2022	1	1
3.876% due 08/01/2036	108	112
4.000% due 02/01/2039 - 10/01/2040	14,760	15,153
4.500% due 03/15/2021 - 09/01/2040	57,998	60,382
4.655% due 03/01/2035	286	299
4.995% due 11/01/2028	4	5
5.000% due 07/01/2038 - 10/01/2040	23,853	25,073
5.172% due 05/01/2035	375	398
5.173% due 08/01/2025	6	6
5.500% due 12/01/2017 - 10/01/2040	50,990	54,246
6.000% due 11/01/2036 - 08/01/2039	25,191	27,089
6.500% due 12/15/2023 - 05/15/2028	1,171	1,326
8.000% due 06/15/2026	17	20

Ginnie Mae
0.357% due 04/20/2036	6,651	6,623
0.457% due 02/16/2032 - 07/16/2032	317	317
0.507% due 08/16/2032	1,314	1,316
0.807% due 04/16/2032	267	269
3.125% due 12/20/2021 - 11/20/2023	19	19
3.375% due 02/20/2017 - 03/20/2027	24	25
3.500% due 02/20/2018	5	6
3.625% due 07/20/2022 - 08/20/2026	37	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/20/2016 - 11/01/2040	$27,051	$27,880
4.500% due 08/20/2033 - 10/01/2040	61,565	64,938
5.000% due 10/01/2040	8,000	8,520
5.500% due 11/01/2040	16,000	17,175
6.000% due 02/15/2032 - 11/01/2040	11,949	12,979
6.500% due 07/15/2024 - 10/01/2040	4,572	5,040
7.500% due 08/15/2027	2	3

Total U.S. Government Agencies (Cost $824,784)		834,486

MORTGAGE-BACKED SECURITIES 14.1%

American Home Mortgage Assets
0.546% due 08/25/2037	2,000	190

American Home Mortgage Investment Trust
0.496% due 05/25/2047	354	52

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	3,366	3,535
5.889% due 07/10/2044	3,000	3,199

Banc of America Funding Corp.
0.547% due 05/20/2035	182	104
5.939% due 01/20/2047	1,458	1,079

Banktrust Mortgage Trust
5.700% due 12/01/2023	35	35

Bear Stearns Alt-A Trust
0.476% due 12/25/2046 (a)	285	9
4.805% due 08/25/2036	6,109	1,579
5.533% due 11/25/2036	2,415	1,708

CBA Commercial Small Balance Commercial Mortgage
0.536% due 12/25/2036	639	422

CC Mortgage Funding Corp.
0.386% due 05/25/2048	1,962	731
0.536% due 01/25/2035	108	82

Citigroup Mortgage Loan Trust, Inc.
1.056% due 08/25/2035	1,187	777

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	2,000	1,787

Countrywide Alternative Loan Trust
0.457% due 07/20/2046	274	126
0.466% due 05/25/2035	1,078	688
0.486% due 08/25/2046	246	53
0.506% due 09/25/2046	450	23
0.506% due 10/25/2046	269	81
0.516% due 07/25/2046	450	13
0.526% due 05/25/2036	257	54
0.537% due 09/20/2046	450	77
0.596% due 10/25/2046	450	22
0.606% due 06/25/2037	398	80
0.626% due 11/25/2035	92	23
0.676% due 12/25/2035	150	62

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 02/25/2035	31	20
0.546% due 04/25/2035	658	432
0.556% due 04/25/2046	288	73
0.576% due 03/25/2035	496	314
0.596% due 03/25/2036	169	55
0.606% due 02/25/2036	170	50
0.716% due 09/25/2034	580	184
3.524% due 04/25/2035	1,270	842
5.114% due 02/25/2047	3,670	2,231
5.242% due 03/25/2037	3,539	2,202

Greenpoint Mortgage Funding Trust
0.456% due 10/25/2046	449	62
0.456% due 12/25/2046	450	55
0.486% due 06/25/2045	513	323

See Accompanying Notes	Semiannual Report	September 30, 2010	141

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.526% due 04/25/2036	$251	$51
0.576% due 09/25/2046	450	14
0.596% due 10/25/2046	450	53

GSR Mortgage Loan Trust
0.516% due 08/25/2046	319	42

Harborview Mortgage Loan Trust
0.507% due 09/19/2046	223	44

Homebanc Mortgage Trust
0.436% due 12/25/2036	477	347

Indymac Index Mortgage Loan Trust
0.456% due 11/25/2046	453	102
0.506% due 02/25/2037	450	47

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037	5,508	4,766

JPMorgan Chase Commercial Mortgage Securities Corp.
0.632% due 07/15/2019	10,806	9,333

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	2,000	2,143

MASTR Adjustable Rate Mortgages Trust
0.556% due 05/25/2047	450	105
0.596% due 05/25/2047	450	71

MASTR Alternative Loans Trust
0.656% due 03/25/2036	1,814	597

Mellon Residential Funding Corp.
0.607% due 11/15/2031	408	388

Merrill Lynch Floating Trust
0.796% due 07/09/2021	1,400	1,303

Morgan Stanley Capital I
5.332% due 12/15/2043	7,400	8,072

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	11	12

Mortgage Equity Conversion Asset Trust
0.750% due 10/25/2041	2,101	2,013
0.780% due 01/25/2042	2,593	2,485
0.820% due 02/25/2042	409	392
0.850% due 05/25/2042	12,077	11,567

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	560	499

Prime Mortgage Trust
5.000% due 02/25/2019	169	173

RBSSP Resecuritization Trust
0.764% due 11/21/2035	8,818	8,431

Residential Accredit Loans, Inc.
0.456% due 12/25/2046	450	94
0.486% due 05/25/2037	350	88
0.526% due 05/25/2046	450	40
3.359% due 08/25/2035	296	120

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	384	400

RiverView HECM Trust
0.316% due 07/25/2047	457	440

Sequoia Mortgage Trust
0.607% due 10/19/2026	285	245
0.637% due 10/20/2027	65	59

Structured Adjustable Rate Mortgage Loan Trust
2.943% due 09/25/2035	4,239	3,414

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.556% due 08/25/2036	$450	$56
0.917% due 09/19/2032	113	100

Structured Asset Securities Corp.
0.756% due 12/25/2033	1,208	1,147

Thornburg Mortgage Securities Trust
0.384% due 07/25/2036	1,249	1,241
6.188% due 09/25/2037	415	396

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	1,534	1,425

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	1,616	89
0.476% due 07/25/2046	229	52
0.812% due 07/25/2044	418	214
0.956% due 12/25/2045	385	45
1.370% due 02/25/2046	1,113	831
2.384% due 03/25/2033	1,082	1,036
3.253% due 10/25/2046	5,278	3,711

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.506% due 07/25/2046	113	20
1.140% due 04/25/2047	335	88

Total Mortgage-Backed Securities (Cost $99,663)		91,835

ASSET-BACKED SECURITIES 5.0%

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	25	22
0.956% due 10/25/2031	17	15

Amresco Residential Securities Mortgage Loan Trust
0.751% due 06/25/2028	325	241
0.811% due 06/25/2027	207	195
0.811% due 09/25/2027	569	447
0.886% due 09/25/2028	794	592

Argent Securities, Inc.
1.106% due 11/25/2034	2,411	1,872

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	663	667

Centex Home Equity
0.556% due 01/25/2032	28	23

Chase Issuance Trust
0.297% due 04/15/2013	1,021	1,021
4.260% due 05/15/2013	8,500	8,702
4.550% due 03/15/2013	4,000	4,049

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	90	79

Conseco Finance
1.757% due 05/15/2032	806	600

Countrywide Asset-Backed Certificates
0.596% due 06/25/2033	681	572

EMC Mortgage Loan Trust
1.006% due 08/25/2040	207	133

Franklin Auto Trust
1.837% due 06/20/2012	561	562

GSAA Trust
0.556% due 03/25/2037	630	341
0.556% due 05/25/2047	1,896	1,052

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.856% due 11/25/2032	$3	$2

Lehman XS Trust
0.486% due 06/25/2046	180	19
0.506% due 08/25/2046	32	0
0.576% due 11/25/2046	450	80

Morgan Stanley Mortgage Loan Trust
0.486% due 02/25/2037	169	78
0.616% due 04/25/2037	1,400	694

Quest Trust
1.156% due 06/25/2034	417	416

Renaissance Home Equity Loan Trust
1.016% due 12/25/2032	54	40

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047	700	320

Salomon Brothers Mortgage Securities VII, Inc.
1.231% due 10/25/2028	523	483

SLM Student Loan Trust
1.998% due 04/25/2023	8,190	8,485

Specialty Underwriting & Residential Finance
0.936% due 01/25/2034	35	27

Structured Asset Securities Corp.
0.546% due 01/25/2033	33	30

United National Home Loan Owner Trust
7.410% due 03/25/2025	268	256

Wells Fargo Home Equity Trust
0.496% due 10/25/2035	49	49

Total Asset-Backed Securities (Cost $32,250)		32,164

SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	2,391	2,391

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $2,441. Repurchase proceeds are $2,391.)

U.S. TREASURY BILLS 0.0%
0.112% due 10/14/2010 (e)	300	300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.6%
	3,001,330	30,067

Total Short-Term Instruments (Cost $32,759)		32,758

Total Investments 152.5% (Cost $989,456)		$991,243

Written Options (h) (0.0%) (Premiums $37)		0

Other Assets and Liabilities (Net) (52.5%)		(341,431)

Net Assets 100.0%		$649,812

142	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $26,863 at a weighted average interest rate of 0.194%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$	500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$	3,850	$ 3,086	$501	$2,585
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		11,000	736	1,142	(406)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051		9,000	602	978	(376)
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051		4,000	267	440	(173)

							$4,691	$3,061	$1,630

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$	3,000	$1,942	$900	$1,042

(h)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	$	7,100	$37	$0

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	905	$167,800	$1,671
Sales	30	21,800	142
Closing Buys	(935)	(171,600)	(1,723)
Expirations	0	0	0
Exercised	0	(10,900)	(53)

Balance at 09/30/2010	0	$7,100	$37

See Accompanying Notes	Semiannual Report	September 30, 2010	143

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

(i)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2025	$4,000	$4,168	$4,179
Fannie Mae	4.000%	10/01/2040	29,000	29,588	29,811
Fannie Mae	4.000%	11/01/2040	49,000	50,091	50,225
Fannie Mae	4.500%	10/01/2025	2,000	2,106	2,104
Fannie Mae	5.000%	10/01/2025	6,000	6,361	6,366
Fannie Mae	6.000%	10/01/2025	2,000	2,153	2,159
Fannie Mae	6.500%	10/01/2040	7,000	7,609	7,636
Ginnie Mae	4.500%	10/01/2040	2,000	2,113	2,105
Ginnie Mae	4.500%	12/01/2040	34,000	35,765	35,721
Ginnie Mae	5.000%	12/01/2040	1,000	1,065	1,064
Ginnie Mae	6.500%	10/01/2040	1,000	1,094	1,097

				$142,113	$142,467

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Government Agencies	$0	$834,303	$183	$834,486
Mortgage-Backed Securities	0	74,393	17,442	91,835
Asset-Backed Securities	0	32,164	0	32,164
Short-Term Instruments
Repurchase Agreements	0	2,391	0	2,391
U.S. Treasury Bills	0	300	0	300
PIMCO Short-Term Floating NAV Portfolio	30,067	0	0	30,067
Investments, at value	$30,067	$943,551	$17,625	$991,243

Short Sales, at value	$0	$(142,467)	$0	$(142,467)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$2,757	$0	$2,757
Interest Rate Contracts	0	0	1,042	1,042
	$0	$2,757	$1,042	$3,799

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(955)	0	(955)
Totals	$30,067	$802,886	$18,667	$851,620

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
U.S. Government Agencies	$192	$0	$(9)	$0	$0	$0	$0	$0	$183	$0
Mortgage-Backed Securities	17,273	447	(471)	17	35	141	0	0	17,442	144

Investments, at value	$17,465	$447	$(480)	$17	$35	$141	$0	$0	$17,625	$144

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$1,040	$0	$0	$0	$0	$2	$0	$0	$1,042	$2

Totals	$18,505	$447	$(480)	$17	$35	$143	$0	$0	$18,667	$146

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

144	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$1,042	$0	$2,757	$0	$0	$3,799

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$955	$0	$0	$955

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$960	$0	$566	$0	$0	$1,526

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(1,176)	$0	$(1,473)	$0	$0	$(2,649)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	145

Schedule of Investments PIMCO Short-Term Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

CSC Holdings LLC
2.007% due 03/29/2016	$2,430	$2,391
5.500% due 03/29/2016	6	6

Ford Motor Co.
3.010% due 12/15/2013	3,000	2,947

HCA, Inc.
2.539% due 11/17/2013	686	661
3.539% due 03/31/2017	1,645	1,595

International Lease Finance Corp.
6.750% due 03/17/2015	700	713

Total Bank Loan Obligations (Cost $8,341)		8,313

CORPORATE BONDS & NOTES 47.2%

BANKING & FINANCE 33.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	11,400	12,005
7.700% due 08/07/2013	19,200	21,228

Ally Financial, Inc.
0.291% due 12/19/2012	36,200	36,240
6.000% due 12/15/2011	9,378	9,671
7.250% due 03/02/2011	3,068	3,127

American Express Bank FSB
0.386% due 05/29/2012	11,862	11,757
0.407% due 06/12/2012 (h)	13,764	13,633
1.238% due 12/09/2011	3,955	4,002
5.500% due 04/16/2013	3,850	4,194
5.550% due 10/17/2012	4,900	5,281

American Express Centurion Bank
0.407% due 06/12/2012	12,531	12,412
5.550% due 10/17/2012	800	862

American Express Co.
5.250% due 09/12/2011	1,870	1,946
7.250% due 05/20/2014	800	939

American Express Credit Corp.
0.376% due 02/24/2012	4,335	4,308
1.957% due 06/19/2013	9,000	9,067
5.125% due 08/25/2014	5,000	5,546
5.875% due 05/02/2013	8,600	9,473

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011	35,200	34,932
5.250% due 11/21/2011	1,750	1,823

American General Finance Corp.
0.542% due 12/15/2011	3,300	3,075
5.375% due 10/01/2012	3,300	3,139
5.900% due 09/15/2012 (h)	3,400	3,264

American Honda Finance Corp.
1.625% due 09/20/2013	4,350	4,369

American International Group, Inc.
0.391% due 03/20/2012 (h)	6,300	6,105
4.950% due 03/20/2012	1,500	1,566
5.375% due 10/18/2011	2,200	2,283
5.850% due 01/16/2018	2,100	2,184
6.250% due 03/15/2037	10,000	8,625

Anadarko Finance Co.
6.750% due 05/01/2011	1,010	1,041

ANZ National International Ltd.
6.200% due 07/19/2013	15,650	17,406

Australia & New Zealand Banking Group Ltd.
0.571% due 06/18/2012	6,000	6,013

Banco Bilbao Vizcaya Argentaria Puerto Rico
0.318% due 05/25/2012	300	300

Banco Santander Chile
1.771% due 04/20/2012	40,120	40,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.622% due 09/15/2014		$10,000	$9,543
0.835% due 02/02/2011	GBP	6,450	10,116

Bank of Scotland PLC
0.352% due 12/08/2010		$2,500	2,499
5.250% due 09/19/2011		4,936	5,075

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600% due 01/22/2013		7,500	7,735

Barclays Bank PLC
0.796% due 04/10/2012		4,325	4,326
1.092% due 03/16/2012		2,400	2,422
1.093% due 03/05/2012		6,300	6,347
1.267% due 01/13/2012		7,000	7,052
5.200% due 07/10/2014		25,300	28,082
5.450% due 09/12/2012		3,000	3,250

BB&T Corp.
3.850% due 07/27/2012		3,840	4,026

BBVA U.S. Senior SAU
0.509% due 05/24/2011		10,000	9,950

Bear Stearns Cos. LLC
0.656% due 02/01/2012		800	798
6.950% due 08/10/2012		2,000	2,212

BNP Paribas
1.018% due 07/21/2011		44,000	44,123

BNP Paribas Capital Trust
9.003% due 12/29/2049		2,000	2,025

Boston Properties LP
6.250% due 01/15/2013		3,835	4,222

BRFkredit A/S
0.776% due 04/15/2013		6,800	6,803

BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	200,000	2,393

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$34,500	35,395
2.600% due 07/02/2015		20,000	20,840

Capital One Financial Corp.
6.750% due 09/15/2017		1,500	1,805

Cie de Financement Foncier
1.262% due 07/23/2012		41,700	41,652
1.625% due 07/23/2012		61,600	61,875
2.125% due 04/22/2013		9,400	9,577

Citigroup, Inc.
0.417% due 03/16/2012		22,532	22,156
0.844% due 08/10/2011	GBP	25,000	38,651
1.039% due 06/28/2013	EUR	1,300	1,684
2.384% due 08/13/2013		$86,800	87,483
5.300% due 10/17/2012		2,150	2,292
5.500% due 04/11/2013		6,300	6,764
6.000% due 12/13/2013		46,400	50,915
6.125% due 11/21/2017		2,480	2,713
6.400% due 03/27/2013	EUR	1,000	1,477
6.500% due 08/19/2013		$9,100	10,062

Commonwealth Bank of Australia
0.563% due 08/27/2014		35,600	35,614
0.672% due 12/10/2012		1,600	1,600
0.841% due 03/19/2013		14,400	14,378
0.948% due 07/12/2013		2,900	2,908
3.500% due 03/19/2015		1,450	1,524

Countrywide Financial Corp.
0.858% due 05/07/2012		7,250	7,192
5.800% due 06/07/2012		43,835	46,586

Credit Agricole S.A.
0.816% due 02/02/2012		3,500	3,486

Credit Suisse USA, Inc.
6.125% due 11/15/2011		300	318

DanFin Funding Ltd.
1.226% due 07/16/2013		29,200	29,186

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Danske Bank A/S
0.679% due 05/24/2012		$80,700	$80,554

Deutsche Bank AG
0.551% due 01/19/2012		7,750	7,708

Dexia Credit Local
0.693% due 03/05/2013		26,600	26,521

Dexia Credit Local S.A.
0.778% due 01/12/2012		37,900	37,723
0.940% due 09/23/2011		79,150	79,454
0.961% due 04/29/2014		14,800	14,754
1.875% due 09/30/2011		50,000	49,971
2.375% due 09/23/2011		20,000	20,238

Eksportfinans ASA
2.000% due 09/15/2015		5,360	5,381

FIH Erhvervsbank A/S
0.662% due 06/13/2013		18,900	18,894

First Tennessee Bank N.A.
0.516% due 02/14/2011		7,350	7,337

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		3,000	3,001
5.542% due 06/15/2011		18,597	19,085
7.250% due 10/25/2011		5,000	5,250
7.375% due 02/01/2011		6,500	6,621
7.800% due 06/01/2012		1,680	1,787
8.625% due 11/01/2010		8,900	8,944

General Electric Capital Corp.
0.292% due 12/21/2012		80,600	80,689
0.361% due 03/15/2012		32,500	32,183
0.411% due 06/20/2013		2,250	2,188
0.412% due 06/12/2012		3,200	3,153
0.568% due 04/24/2012		39,000	39,131
0.592% due 06/08/2012		85,040	85,552
0.596% due 11/01/2012		2,990	2,951
1.121% due 12/20/2013		4,500	4,434

Golden West Financial Corp.
4.750% due 10/01/2012		2,800	2,977

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		15,350	15,258
1.090% due 10/04/2012	EUR	5,000	6,538
1.198% due 02/04/2013		17,500	23,130
5.250% due 10/15/2013		$590	642
5.450% due 11/01/2012		3,775	4,073
5.700% due 09/01/2012		10,000	10,767
6.600% due 01/15/2012		1,550	1,653

HSBC Bank PLC
0.848% due 08/03/2012		23,100	23,092
1.048% due 08/12/2013		6,200	6,197
1.625% due 08/12/2013		5,000	5,023

HSBC Bank USA N.A.
4.625% due 04/01/2014		1,700	1,824

HSBC Capital Funding LP
4.610% due 12/29/2049		150	143

HSBC Finance Corp.
0.642% due 09/14/2012		50,870	50,059
0.727% due 06/01/2016		691	629
0.768% due 04/24/2012		59,097	58,640
0.776% due 01/15/2014		34,014	32,376
0.875% due 07/19/2012		27,315	27,059
5.900% due 06/19/2012		2,500	2,658
6.375% due 10/15/2011		31,606	33,293

HSBC Holdings PLC
6.800% due 06/01/2038		1,200	1,396

HSBC USA, Inc.
1.157% due 12/19/2011		10,400	10,513

ING Bank NV
1.089% due 03/30/2012		35,000	34,892
1.157% due 01/13/2012		19,700	19,692
2.625% due 02/09/2012		46,900	47,959

146	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING USA Global Funding Trust
0.683% due 10/01/2010		$6,000	$6,000

International Bank for Reconstruction & Development
0.468% due 03/04/2011		12,800	12,817

International Lease Finance Corp.
0.846% due 07/15/2011		5,000	4,834
5.125% due 11/01/2010		500	501
5.450% due 03/24/2011		5,600	5,649

Intesa Sanpaolo SpA
3.625% due 08/12/2015		5,300	5,371

JPMorgan Chase & Co.
0.539% due 12/26/2012		38,800	39,075
1.018% due 12/02/2011		21,700	21,908
1.128% due 09/26/2013	EUR	1,500	1,995

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$300	341

Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		900	960

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		9,700	2,146

Lloyds TSB Bank PLC
1.353% due 04/01/2011		65,000	65,190
1.534% due 04/02/2012		69,400	70,204
2.300% due 04/01/2011		12,400	12,515
12.000% due 12/29/2049		2,500	2,887

Macquarie Bank Ltd.
0.826% due 07/16/2012		1,500	1,500
2.600% due 01/20/2012		23,550	24,154
3.300% due 07/17/2014		1,200	1,280

MassMutual Global Funding II
0.583% due 04/21/2011		2,820	2,821
3.625% due 07/16/2012		3,300	3,444

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		27,250	26,852
0.666% due 11/01/2011		1,300	1,296
1.180% due 06/29/2012	EUR	3,000	3,974
5.450% due 02/05/2013		$200	215
6.050% due 08/15/2012		1,300	1,396

MetLife of Connecticut Institutional Funding Ltd.
0.772% due 06/15/2011		7,500	7,483

MetLife, Inc.
1.674% due 08/06/2013		3,500	3,529

Metropolitan Life Global Funding I
0.542% due 03/15/2012		10,790	10,805
2.875% due 09/17/2012		7,710	7,954
5.125% due 11/09/2011		3,100	3,221
5.125% due 04/10/2013		4,840	5,272

Monumental Global Funding III
0.668% due 01/25/2013		20,525	19,896
0.726% due 01/15/2014		11,200	10,731

Morgan Stanley
0.570% due 04/19/2012		9,999	9,842
0.780% due 01/09/2012		35,958	35,754
1.006% due 10/15/2015		28,000	25,713
1.218% due 03/01/2013	EUR	9,000	11,684
2.876% due 05/14/2013		$64,550	65,832
5.210% due 08/08/2012	AUD	15,900	14,931
5.750% due 08/31/2012		$5,000	5,364
6.000% due 04/28/2015		1,800	1,982
6.600% due 04/01/2012		26,000	27,975

Mystic Re Ltd.
10.299% due 06/07/2011		1,400	1,464

National Australia Bank Ltd.
2.550% due 01/13/2012		250	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National City Bank
0.663% due 06/07/2017		$1,800	$1,619
6.200% due 12/15/2011		4,400	4,645

Nationwide Building Society
0.549% due 05/17/2012		36,600	36,553

New York Life Global Funding
0.999% due 12/20/2013	EUR	22,800	30,269
4.650% due 05/09/2013		$800	867

Nomura Europe Finance NV
0.440% due 07/05/2011		3,900	3,844
1.059% due 10/25/2011	EUR	2,000	2,672

Nordea Bank AB
1.750% due 10/04/2013 (c)		$15,300	15,309

Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	250,000	45,988

Piper Jaffray Cos.
4.389% due 12/31/2010		$35,000	35,043

PNC Funding Corp.
0.615% due 01/31/2012		935	932

Pricoa Global Funding I
0.419% due 06/26/2012		39,400	39,069
0.489% due 09/27/2013		600	590
0.575% due 01/30/2012		31,020	30,811
4.625% due 06/25/2012		4,200	4,395
5.400% due 10/18/2012		1,005	1,079
5.450% due 06/11/2014		1,100	1,228

Principal Financial Global Funding LLC
5.310% due 11/15/2010	AUD	7,500	7,196

Principal Life Income Funding Trusts
5.150% due 06/17/2011		$9,500	9,807

Rabobank Nederland NV
3.375% due 02/19/2013		3,000	3,148
11.000% due 06/29/2049		2,480	3,234

Regions Bank
7.500% due 05/15/2018		700	739

Regions Financial Corp.
0.459% due 06/26/2012		2,500	2,389
7.000% due 03/01/2011		215	218

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		2,000	2,044

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		130,600	130,570
0.638% due 10/28/2011		12,600	12,584
0.938% due 12/02/2011		50,800	50,974
1.098% due 05/11/2012		44,200	44,475
1.406% due 04/23/2012		44,000	44,381
1.450% due 10/20/2011		37,300	37,585
2.625% due 05/11/2012		2,600	2,671
2.759% due 08/23/2013		65,900	67,287
3.000% due 12/09/2011		250	257
4.875% due 08/25/2014		10,000	10,621
6.990% due 10/29/2049 (a)		300	245

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		17,300	17,067

SLM Corp.
0.728% due 10/25/2011		8,400	8,017
1.149% due 11/15/2011	EUR	1,000	1,299

Societe Generale
2.200% due 09/14/2013		$3,955	3,977

Societe Generale SCF
1.071% due 06/19/2013		12,000	12,006

Stadshypotek AB
0.839% due 09/30/2013		59,200	59,496

State Street Bank and Trust Co.
0.492% due 12/08/2015		5,700	5,468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Capital Trust III
8.250% due 01/29/2049		$14,000	$14,366

Sumitomo Mitsui Banking Corp.
1.002% due 06/29/2049	JPY	700,000	8,139

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$8,400	8,343
0.784% due 10/06/2013		15,050	14,642

Suncorp-Metway Ltd.
2.026% due 07/16/2012		43,560	44,629

SunTrust Bank
6.375% due 04/01/2011		3,350	3,440

Svenska Handelsbanken AB
1.292% due 09/14/2012		12,500	12,555

Swedbank AB
0.976% due 01/14/2013		49,700	49,621
2.800% due 02/10/2012		15,400	15,860

Teva Pharmaceutical Finance III LLC
0.691% due 12/19/2011		32,400	32,529

TIAA Global Markets, Inc.
4.950% due 07/15/2013		2,200	2,424

TNK-BP Finance S.A.
6.625% due 03/20/2017		1,000	1,061
7.875% due 03/13/2018		1,000	1,132

Toyota Motor Credit Corp.
1.375% due 08/12/2013		5,650	5,698

U.S. Central Federal Credit Union
1.900% due 10/19/2012		40,698	41,760

UBS AG
1.439% due 02/23/2012		17,950	18,082
2.250% due 08/12/2013		9,350	9,452

UBS Preferred Funding Trust I
8.622% due 10/29/2049		1,000	1,000

UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,700	4,559

UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	56

Union Planters Corp.
4.375% due 12/01/2010		13,730	13,786
7.750% due 03/01/2011		5,000	5,082

Vita Capital III Ltd.
1.633% due 01/01/2011		2,200	2,194

Wachovia Corp.
0.447% due 03/01/2012		19,300	19,246
0.636% due 04/23/2012		54,415	54,211
0.656% due 08/01/2013		220	217
2.236% due 05/01/2013		16,600	17,096

WCI Finance LLC
5.400% due 10/01/2012		1,718	1,833

Wells Fargo & Co.
0.820% due 02/07/2011	GBP	5,000	7,839
5.250% due 10/23/2012		$750	812
7.980% due 03/29/2049		200	212

Wells Fargo Bank N.A.
0.586% due 05/16/2016		3,000	2,767

Wells Fargo Capital X
5.950% due 12/01/2086		2,000	1,958

Western Corporate Federal Credit Union
1.750% due 11/02/2012		15,000	15,344

Westpac Banking Corp.
2.100% due 08/02/2013		15,000	15,235
2.900% due 09/10/2014		2,000	2,119
3.250% due 12/16/2011		12,600	12,975

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		13,000	13,000

See Accompanying Notes	Semiannual Report	September 30, 2010	147

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		$3,325	$3,338

			3,927,349

INDUSTRIALS 6.9%

Altria Group, Inc.
8.500% due 11/10/2013		4,350	5,213

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		4,400	4,514

Anheuser-Busch InBev Worldwide, Inc.
1.019% due 03/26/2013		9,375	9,447
3.000% due 10/15/2012		4,100	4,258

Autoroutes du Sud de la France
5.625% due 07/04/2022	EUR	1,300	2,075

BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010		$1,600	1,614

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		1,570	1,824

Comcast Corp.
5.450% due 11/15/2010		5,400	5,430

Cox Communications, Inc.
6.750% due 03/15/2011		6,593	6,769
7.750% due 11/01/2010		22,250	22,358

CSC Holdings LLC
6.750% due 04/15/2012		2,000	2,098
7.625% due 04/01/2011		14,000	14,350

CSX Corp.
6.750% due 03/15/2011		11,066	11,346

CVS Caremark Corp.
5.750% due 08/15/2011		2,525	2,631

Daimler Finance North America LLC
5.750% due 09/08/2011		17,695	18,481
5.875% due 03/15/2011		45,618	46,666
6.500% due 11/15/2013		200	229
7.300% due 01/15/2012		11,131	11,975
7.750% due 01/18/2011		12,308	12,551

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012		3,500	3,521

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013		15,050	15,727

Devon Financing Corp. ULC
6.875% due 09/30/2011		7,887	8,346

DISH DBS Corp.
6.375% due 10/01/2011		12,825	13,306

Dow Chemical Co.
2.668% due 08/08/2011		32,000	32,393
4.850% due 08/15/2012		3,550	3,758
6.000% due 10/01/2012		11,400	12,356
6.125% due 02/01/2011		11,500	11,675

El Paso Corp.
7.000% due 05/15/2011		4,350	4,484

Energy Transfer Partners LP
5.650% due 08/01/2012		1,600	1,703

Enterprise Products Operating LLC
4.600% due 08/01/2012		500	527

Erac USA Finance LLC
5.800% due 10/15/2012		800	864

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		7,000	7,497

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		16,025	16,506

Georgia-Pacific LLC
8.125% due 05/15/2011		24,800	25,854
9.500% due 12/01/2011		5,100	5,508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Halliburton Co.
5.500% due 10/15/2010	$50	$50

Hewlett-Packard Co.
0.407% due 03/01/2012	100	100
1.250% due 09/13/2013	8,000	8,059

HJ Heinz Finance Co.
6.625% due 07/15/2011	2,240	2,341

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	5,513	5,548

Kerr-McGee Corp.
6.875% due 09/15/2011	2,750	2,859

KeySpan Corp.
7.625% due 11/15/2010	6,200	6,248

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	1,500	1,620
6.750% due 03/15/2011	9,555	9,797
7.125% due 03/15/2012	2,750	2,954
7.500% due 11/01/2010	3,435	3,448

Kraft Foods, Inc.
5.625% due 11/01/2011	11,546	12,130
6.000% due 02/11/2013	2,630	2,913
6.250% due 06/01/2012	1,850	2,011

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	3,000	3,094

Oracle Corp.
3.875% due 07/15/2020	5,150	5,402

PACCAR, Inc.
1.466% due 09/14/2012	12,300	12,551

Pearson PLC
7.000% due 06/15/2011	3,800	3,959

Pemex Project Funding Master Trust
0.896% due 12/03/2012	5,100	5,087

Republic Services, Inc.
6.750% due 08/15/2011	2,600	2,722

Reynolds American, Inc.
0.992% due 06/15/2011	11,650	11,665
7.250% due 06/01/2012	2,525	2,732

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	2,450	2,608

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	700	781

Rogers Communications, Inc.
7.875% due 05/01/2012	3,000	3,314

Shell International Finance BV
0.640% due 06/22/2012	50,100	50,350
1.300% due 09/22/2011	35,400	35,719

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	400	472

Sonat, Inc.
7.625% due 07/15/2011	2,382	2,481

Southwest Airlines Co.
10.500% due 12/15/2011	21,200	23,257

Steel Dynamics, Inc.
7.375% due 11/01/2012	14,205	15,253

Teck Resources Ltd.
7.000% due 09/15/2012	1,500	1,619

Time Warner, Inc.
6.875% due 05/01/2012	6,520	7,110

Total Capital S.A.
3.000% due 06/24/2015	11,800	12,397

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	3,000	3,153
8.875% due 07/15/2012	2,000	2,243

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transocean, Inc.
4.950% due 11/15/2015		$2,400	$2,499

Volkswagen International Finance NV
1.625% due 08/12/2013		19,000	19,114

Waste Management, Inc.
6.375% due 11/15/2012		8,000	8,781
7.650% due 03/15/2011		4,339	4,462

WellPoint, Inc.
5.000% due 01/15/2011		9,000	9,106

Williams Cos., Inc.
2.533% due 10/01/2010		41,625	41,625

WM Wrigley Jr. Co.
1.664% due 06/28/2011		40,300	40,326
2.450% due 06/28/2012		240	242

Xerox Corp.
6.875% due 08/15/2011		37,070	38,918

XTO Energy, Inc.
4.625% due 06/15/2013		18,000	19,788
7.500% due 04/15/2012		3,056	3,369

			804,131

UTILITIES 6.6%

Arizona Public Service Co.
6.375% due 10/15/2011		175	184

AT&T, Inc.
5.300% due 11/15/2010		3,500	3,518
6.250% due 03/15/2011		2,270	2,328

BellSouth Corp.
4.295% due 04/26/2021		3,300	3,367

BP Capital Markets PLC
0.422% due 04/11/2011		15,450	15,403
2.750% due 06/14/2011	CHF	100	102
2.750% due 02/27/2012		$3,800	3,829
3.125% due 03/10/2012		5,320	5,427
3.125% due 10/01/2015 (c)		22,000	22,151
3.625% due 05/08/2014		1,200	1,243
3.750% due 06/17/2013		5,000	5,092
5.250% due 11/07/2013		8,750	9,537

British Telecommunications PLC
9.375% due 12/15/2010		58,070	58,990

CMS Energy Corp.
1.476% due 01/15/2013		9,000	8,595

Columbus Southern Power Co.
0.692% due 03/16/2012		10,250	10,277

Deutsche Telekom International Finance BV
5.375% due 03/23/2011		3,875	3,962

El Paso Performance-Linked Trust
7.750% due 07/15/2011		18,600	19,349

Entergy Corp.
3.625% due 09/15/2015		8,400	8,495

FPL Group Capital, Inc.
1.172% due 06/17/2011		200	201
5.625% due 09/01/2011		4,000	4,174

France Telecom S.A.
7.750% due 03/01/2011		60,698	62,486

Georgia Power Co.
0.612% due 03/15/2013		7,000	7,026

Ipalco Enterprises, Inc.
8.625% due 11/14/2011		6,805	7,205

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		37,540	38,197

Koninklijke KPN NV
8.000% due 10/01/2010		34,013	34,013

148	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011	$2,898	$3,061

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	15,350	15,810
8.125% due 05/01/2012	2,750	3,056

NGPL PipeCo LLC
6.514% due 12/15/2012	49,815	53,007

NiSource Finance Corp.
7.875% due 11/15/2010	1,200	1,208

Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	1,246	1,397

PSEG Power LLC
6.950% due 06/01/2012	293	321

Qatar Petroleum
5.579% due 05/30/2011	3,633	3,686

Qwest Corp.
3.542% due 06/15/2013	3,700	3,885
7.875% due 09/01/2011	8,839	9,380

Sprint Capital Corp.
7.625% due 01/30/2011	72,791	74,156

Telecom Italia Capital S.A.
0.946% due 02/01/2011	6,848	6,838
1.135% due 07/18/2011	54,839	54,644
6.175% due 06/18/2014	10,750	11,868
6.200% due 07/18/2011	19,783	20,499

Telefonica Emisiones SAU
0.775% due 02/04/2013	51,145	50,100

Verizon Communications, Inc.
5.350% due 02/15/2011	500	509

Verizon Global Funding Corp.
7.375% due 09/01/2012	1,080	1,211

Verizon Wireless Capital LLC
2.945% due 05/20/2011	69,650	70,823
3.750% due 05/20/2011	12,570	12,821
5.550% due 02/01/2014	900	1,019
7.375% due 11/15/2013	10,146	12,016

Vodafone Group PLC
0.584% due 02/27/2012	13,000	13,020
0.632% due 06/15/2011	5,301	5,309

		764,795

Total Corporate Bonds & Notes (Cost $5,422,074)		5,496,275

CONVERTIBLE BONDS & NOTES 1.0%

BANKING & FINANCE 0.7%

Boston Properties LP
2.875% due 02/15/2037	1,800	1,827

First Industrial LP
4.625% due 09/15/2011	2,000	1,975

National City Corp.
4.000% due 02/01/2011	48,804	49,475

U.S. Bancorp
0.000% due 12/11/2035	27,125	27,075
0.000% due 09/20/2036	3,500	3,290

		83,642

INDUSTRIALS 0.3%

Amgen, Inc.
0.125% due 02/01/2011	13,900	13,917

Medtronic, Inc.
1.500% due 04/15/2011	19,400	19,521

		33,438

Total Convertible Bonds & Notes (Cost $114,680)		117,080

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.2%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	$300	$297

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,883
7.550% due 04/01/2039	3,850	4,191

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	514

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	700	729

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	700	710

		17,324

ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	39,300	39,372

MAINE 0.0%

Maine State General Obligation Notes, Series 2010
2.000% due 06/15/2011	1,900	1,921

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	12,500	12,442

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	531

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	1,000	1,243

		14,216

TEXAS 0.0%

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	1,900	2,036

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	104

		2,140

Total Municipal Bonds & Notes (Cost $73,467)		74,973

U.S. GOVERNMENT AGENCIES 32.9%

Fannie Mae
0.246% due 07/26/2012	94,200	94,177
0.276% due 08/23/2012	121,640	121,659
0.287% due 09/17/2012	647,200	647,361
0.316% due 12/25/2036 - 07/25/2037	2,745	2,745
0.376% due 03/25/2034	112	111
0.386% due 03/25/2036	389	362
0.406% due 08/25/2034	621	594
0.456% due 10/27/2037	1,000	998
0.506% due 06/25/2037	11,553	11,551
0.536% due 12/25/2036	21,754	21,753
0.556% due 03/25/2036	2,966	2,962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.576% due 06/25/2036	$571	$571
0.596% due 11/25/2036	529	529
0.606% due 04/25/2036 - 03/25/2044	3,088	3,050
0.626% due 03/25/2036	477	478
0.656% due 02/25/2018 - 09/25/2032	266	266
0.657% due 05/18/2032	387	388
0.686% due 07/25/2036	470	471
0.706% due 10/25/2030 - 09/25/2037	575	577
0.731% due 09/17/2027	9	9
0.781% due 02/25/2022 - 07/18/2027	33	33
0.856% due 10/25/2017	234	236
0.881% due 08/25/2022	14	14
0.931% due 12/25/2022	14	14
0.981% due 09/25/2022	6	7
1.106% due 07/25/2038	223	225
1.131% due 02/25/2023	5	5
1.156% due 04/25/2032 - 11/25/2049	291	294
1.256% due 11/25/2049	266	269
1.431% due 09/25/2023	103	105
1.476% due 10/25/2038	463	472
1.586% due 06/01/2043 - 10/01/2044	4,171	4,154
1.588% due 03/01/2044	5,068	5,127
1.835% due 05/01/2035	77	79
2.313% due 09/01/2035	62	65
2.340% due 06/01/2033	14	15
2.459% due 12/01/2035	56	58
2.470% due 08/01/2026	16	17
2.527% due 07/01/2031	7	7
2.528% due 09/01/2034	109	114
2.539% due 07/01/2034	21	22
2.560% due 01/01/2036	239	250
2.562% due 09/01/2034	164	171
2.569% due 06/01/2034	12	13
2.593% due 04/01/2033	21	22
2.608% due 04/01/2029	6	6
2.626% due 08/01/2024	3	3
2.629% due 02/01/2033	28	29
2.640% due 05/01/2034	78	82
2.655% due 08/01/2027	0	1
2.674% due 08/01/2029	1,416	1,485
2.685% due 06/01/2035	76	80
2.688% due 01/01/2032	470	490
2.727% due 11/01/2026	1	1
2.758% due 12/01/2040	276	290
2.766% due 09/01/2034	1,079	1,119
2.786% due 11/01/2024	10	11
2.790% due 11/01/2035	430	447
2.819% due 02/01/2035	20	21
2.839% due 11/01/2027	9	9
2.935% due 08/01/2034	21	22
2.945% due 06/01/2035	640	674
2.969% due 09/01/2034	93	98
3.000% due 07/28/2014	24,500	24,951
3.040% due 02/01/2018	19	19
3.047% due 05/01/2021 - 04/01/2029	190	193
3.048% due 02/01/2034	144	151
3.143% due 09/01/2035	296	304
3.155% due 10/01/2023	33	34
3.653% due 05/01/2036	9,823	9,866
4.026% due 07/01/2029	151	159
4.050% due 11/01/2025	17	18
4.100% due 12/17/2018	89,100	89,736
4.113% due 05/01/2036	180	183
4.200% due 07/01/2035	1,215	1,232
4.385% due 07/01/2028	26	27
4.500% due 09/25/2025 - 10/01/2040	85,005	88,537
4.733% due 05/01/2035	485	508
4.869% due 06/01/2017	1,735	1,793
4.888% due 01/01/2014	889	966

See Accompanying Notes	Semiannual Report	September 30, 2010	149

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.957% due 07/01/2018	$1,677	$1,733
5.000% due 01/25/2017	72	72
5.015% due 05/01/2035	346	369
5.152% due 08/01/2035	289	309
5.160% due 10/01/2035	311	332
5.198% due 08/01/2035	314	335
5.222% due 09/01/2035	317	338
5.237% due 12/01/2035	272	290
5.250% due 08/01/2012	5,700	6,152
5.266% due 07/01/2035	259	276
5.272% due 10/01/2035	398	425
5.310% due 08/25/2033	319	342
5.321% due 10/01/2035	417	446
5.332% due 11/01/2035	419	448
5.348% due 11/01/2035	513	548
5.373% due 01/01/2036	466	498
5.376% due 01/01/2036	321	342
5.529% due 01/01/2036	254	272
5.533% due 03/01/2036	329	352
5.617% due 03/01/2036	203	217
5.634% due 12/01/2036	80	85
5.844% due 12/01/2036	79	84
5.879% due 06/01/2036	110	118
5.950% due 02/25/2044	520	566
6.500% due 10/25/2042	803	908
7.000% due 03/01/2013	17	18
8.564% due 06/25/2032	351	368
10.000% due 01/01/2020 - 04/01/2020	19	21
44.184% due 04/25/2021	5	6

Federal Farm Credit Bank
0.189% due 08/28/2012	34,940	34,923
0.196% due 11/23/2011	13,000	12,998
0.230% due 11/04/2011 - 11/23/2011	76,250	76,118
0.257% due 12/07/2011	135,000	134,893
0.286% due 07/22/2013	17,800	17,790
0.297% due 01/15/2013	29,800	29,806
0.320% due 09/23/2011	48,500	48,482
0.446% due 08/27/2012	85,000	85,284

Federal Home Loan Bank
0.161% due 08/25/2011	17,000	16,990
0.308% due 11/08/2011	214,800	214,735
0.324% due 02/03/2012	309,800	309,563
0.340% due 09/10/2012	45,000	44,980

Federal Housing Administration
6.896% due 07/01/2020	253	252
7.350% due 04/01/2019	140	140
7.430% due 07/01/2021 - 09/01/2022	131	131
7.435% due 02/01/2019	156	157

Freddie Mac
0.178% due 02/02/2012	101,116	101,053
0.180% due 11/09/2011	301,070	300,804
0.190% due 01/13/2012 - 01/25/2012	314,500	314,139
0.199% due 05/01/2012	278,525	278,320
0.217% due 12/14/2011 - 02/10/2012	190,950	190,959
0.228% due 04/03/2012	18,000	17,997
0.237% due 05/11/2012	213,700	213,670
0.296% due 12/25/2036	14,696	14,611
0.487% due 02/15/2019	41,013	40,999
0.607% due 12/15/2030 - 09/15/2033	363	363
0.657% due 06/15/2031	264	265
0.707% due 12/15/2031	9	9
0.712% due 01/15/2022	1	1
0.807% due 06/15/2031	55	55
0.957% due 03/15/2032	19	19
0.962% due 03/15/2020	3	3
1.062% due 03/15/2023	14	14
1.257% due 10/15/2049	293	296
1.586% due 10/25/2044 - 02/25/2045	10,316	10,654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.786% due 07/25/2044	$11,465	$11,499
1.875% due 08/01/2017	53	54
2.583% due 04/01/2025	19	20
2.631% due 02/01/2023	3	3
2.704% due 07/01/2033	146	152
2.841% due 05/01/2034	78	82
2.913% due 08/01/2035	431	452
2.919% due 08/01/2034	162	170
3.000% due 05/26/2015	10,000	10,037
3.566% due 10/01/2033	62	65
3.800% due 03/09/2016	20,000	20,277
4.500% due 02/15/2020 - 12/15/2025	1,177	1,207
4.994% due 08/01/2035	262	277
5.000% due 07/15/2014 - 08/15/2035	81,219	92,461
5.359% due 12/01/2035	259	277
5.385% due 11/01/2035	224	239
5.500% due 08/15/2030	16	17
6.500% due 07/25/2043	457	517
6.750% due 08/15/2023	327	327

Ginnie Mae
0.657% due 02/16/2032 - 03/16/2032	487	488
0.757% due 02/16/2030	161	162
0.857% due 02/16/2030	107	108
0.907% due 02/16/2030	189	190
1.207% due 03/20/2031	690	694
1.257% due 08/16/2039	309	313
3.000% due 10/20/2031 - 03/20/2032	687	707
3.125% due 10/20/2017 - 12/20/2033	759	783
3.250% due 03/20/2029 - 03/20/2030	744	769
3.375% due 05/20/2021 - 05/20/2032	3,141	3,243
3.625% due 07/20/2022 - 08/20/2031	2,026	2,095
4.000% due 02/20/2019	16	16
7.500% due 02/20/2030	109	119

Small Business Administration
1.250% due 12/25/2017	42	42
4.340% due 03/01/2024	322	344
4.524% due 02/10/2013	37	39
5.370% due 04/01/2028	412	462
5.490% due 03/01/2028	231	257

Tennessee Valley Authority
5.625% due 01/18/2011	1,500	1,524

Total U.S. Government Agencies (Cost $3,820,635)		3,824,176

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
2.375% due 08/31/2014 (f)(g)	4,700	4,961
2.500% due 06/30/2017 (g)	4,000	4,168
3.625% due 08/15/2019 (f)(g)(i)	19,900	21,890

Total U.S. Treasury Obligations (Cost $29,590)		31,019

MORTGAGE-BACKED SECURITIES 3.9%

American Home Mortgage Assets
0.446% due 05/25/2046	3,607	1,945
0.446% due 09/25/2046	1,472	786
0.466% due 10/25/2046	5,993	3,066
1.070% due 02/25/2047	1,591	807
1.290% due 11/25/2046	3,041	1,468

American Home Mortgage Investment Trust
2.034% due 09/25/2045	1,119	990
2.159% due 09/25/2035	762	754
2.550% due 10/25/2034	1,708	1,490
2.678% due 02/25/2045	199	185

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	20,300	$27,637
2.403% due 05/16/2047		15,000	20,421

Banc of America Funding Corp.
4.000% due 02/20/2036		$5,629	5,249
5.939% due 01/20/2047		398	294

Banc of America Mortgage Securities, Inc.
3.530% due 07/20/2032		166	164
5.391% due 02/25/2036		364	286
6.500% due 09/25/2033		515	533

BCRR Trust
4.230% due 07/22/2016		1,104	1,124
4.230% due 12/22/2026		1,264	1,265
4.230% due 12/22/2028		693	705
4.230% due 03/22/2031		1,850	1,918
4.230% due 07/22/2032		204	204
4.230% due 10/22/2032		1,335	1,336
4.230% due 12/22/2032		931	936
4.230% due 01/22/2033		4,256	4,275
4.230% due 03/22/2033		314	315
4.230% due 05/22/2033		2,697	2,724
4.230% due 08/22/2033		7,683	7,848
4.230% due 11/22/2033		6,356	6,538
4.230% due 12/22/2033		223	223
4.230% due 02/22/2034		245	247
4.230% due 03/22/2034		2,322	2,357
4.230% due 04/22/2034		1,746	1,803
4.230% due 05/22/2034		4,790	4,997
4.230% due 09/22/2034		1,722	1,750
4.230% due 04/22/2035		776	789
4.230% due 05/22/2035		1,467	1,506
4.230% due 06/22/2035		1,079	1,117
4.230% due 09/22/2035		750	752
4.230% due 12/22/2035		5,062	5,222
4.230% due 04/22/2036		1,433	1,454
4.230% due 11/22/2036		1,673	1,728
4.230% due 06/22/2038		941	969
4.230% due 02/22/2041		1,227	1,283

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		98	94
2.760% due 03/25/2035		5,738	5,482
2.934% due 03/25/2035		477	458
2.939% due 11/25/2034		1,829	1,735
3.063% due 10/25/2035		500	464
3.220% due 11/25/2034		15,929	13,694
3.349% due 01/25/2034		491	472
3.550% due 01/25/2034		184	184
3.590% due 11/25/2030		159	160
4.963% due 01/25/2035		290	253
5.347% due 05/25/2047		3,753	2,886

Bear Stearns Alt-A Trust
0.416% due 02/25/2034		1,703	1,313
2.848% due 05/25/2035		506	415
2.984% due 09/25/2035		6,460	4,911
5.011% due 01/25/2036		3,960	2,367
5.316% due 11/25/2036		4,984	3,085

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		1	1

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037		374	373

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		14,040	9,742
5.436% due 12/26/2046		7,265	5,188

CC Mortgage Funding Corp.
0.386% due 05/25/2048		3,888	1,449
0.506% due 08/25/2035		620	386

Chase Mortgage Finance Corp.
5.420% due 03/25/2037		1,357	1,127

Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034		169	170

150	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	$743	$484
2.210% due 08/25/2035	202	191
2.650% due 10/25/2035	545	462
2.650% due 12/25/2035	1,342	1,220
2.917% due 08/25/2035	3,879	3,664
3.074% due 03/25/2034	269	271
5.567% due 07/25/2046	1,104	770
5.864% due 09/25/2037	7,208	5,288

Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043	2,493	2,532

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	83	81
0.416% due 02/25/2047	354	226
0.436% due 05/25/2047	6,266	3,481
0.437% due 02/20/2047	7,860	4,440
0.446% due 09/25/2046	2,952	1,746
0.452% due 12/20/2046	5,545	2,753
0.466% due 07/25/2046	617	346
0.467% due 07/20/2046	4,011	1,851
0.587% due 11/20/2035	1,704	976
1.370% due 12/25/2035	1,880	1,166
1.370% due 02/25/2036	733	492
5.500% due 08/25/2035	1,179	1,129
5.773% due 02/25/2037	3,315	2,388
6.000% due 04/25/2037	477	325
6.250% due 12/25/2033	2,185	2,262

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	546	357
0.546% due 04/25/2035	103	68
0.576% due 03/25/2035	811	481
0.596% due 06/25/2035	9,942	8,486
2.375% due 07/19/2031	5	5
2.866% due 11/19/2033	259	195
5.890% due 09/25/2047	690	523
6.500% due 01/25/2034	23	23

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	117	99
1.842% due 05/25/2032	2	2
4.625% due 10/25/2034	1,017	1,042

Credit Suisse Mortgage Capital Certificates
5.910% due 06/15/2039	600	599

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	404	404

First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035	564	565

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035	1,522	1,468

First Republic Mortgage Loan Trust
0.557% due 08/15/2032	6,407	5,962
0.607% due 11/15/2031	528	481
0.736% due 06/25/2030	439	418

First Union National Bank Commercial Mortgage
6.223% due 12/12/2033	1,938	2,011

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	3,406	3,441

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	65	67
6.496% due 01/15/2033	610	612

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	2,206	2,013
0.476% due 06/25/2045	564	374
0.486% due 06/25/2045	267	168
0.526% due 11/25/2045	658	392

Greenwich Capital Acceptance, Inc.
3.194% due 06/25/2024	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	$2,900	$3,062

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	5,899	5,730
6.878% due 05/03/2018	4,500	4,614

GSR Mortgage Loan Trust
2.923% due 09/25/2035	8,237	7,901
3.209% due 04/25/2036	650	546
4.923% due 01/25/2036	1,517	1,201

GSRPM Mortgage Loan Trust
0.656% due 11/25/2031	580	558
0.956% due 01/25/2032	178	163

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	1,900	1,145
0.437% due 07/19/2046	3,334	1,994
0.448% due 07/21/2036	576	332
0.457% due 09/19/2046	841	482
0.477% due 05/19/2035	2,517	1,579
0.497% due 03/19/2036	6,758	3,948
0.627% due 02/19/2034	466	412
5.653% due 08/19/2036	571	478

Impac CMB Trust
1.156% due 10/25/2033	64	56

Indymac ARM Trust
2.106% due 01/25/2032	5	4
2.157% due 01/25/2032	2	2

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	1,362	642

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	2,342	1,352
0.456% due 06/25/2047	1,238	706
0.466% due 05/25/2046	404	229
0.496% due 07/25/2035	363	230
2.767% due 12/25/2034	78	59

Luminent Mortgage Trust
0.426% due 12/25/2036	1,775	1,126
0.436% due 12/25/2036	801	463
0.456% due 10/25/2046	625	403

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	1,113	615

MASTR Alternative Loans Trust
5.000% due 04/25/2019	495	502

MASTR Asset Securitization Trust
5.500% due 09/25/2033	835	863

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	239	246

Mellon Residential Funding Corp.
0.607% due 11/15/2031	1,448	1,376
0.697% due 12/15/2030	3,572	3,373
2.610% due 10/20/2029	2,522	2,379

Merrill Lynch Floating Trust
0.327% due 06/15/2022	1,777	1,703
0.796% due 07/09/2021	500	465

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	9,922	7,740
2.160% due 12/25/2032	22	22

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	1,464	1,106

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	4,721	4,072
1.259% due 10/25/2035	67	57
2.009% due 10/25/2035	4,835	4,420

Morgan Stanley Capital I
0.318% due 10/15/2020	5,436	5,026

Morgan Stanley Dean Witter Capital I
0.807% due 03/11/2016	700	700
4.740% due 11/13/2036	1,700	1,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.660% due 02/15/2033	$1,730	$1,739

Morgan Stanley Mortgage Loan Trust
0.476% due 02/25/2047	970	142
5.175% due 06/25/2036	381	361

Residential Accredit Loans, Inc.
0.436% due 06/25/2046	2,077	830
0.466% due 04/25/2046	348	147
0.506% due 08/25/2037	970	541
0.556% due 08/25/2035	1,744	1,115
1.730% due 09/25/2045	1,116	673

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	59	59

Residential Asset Securitization Trust
5.750% due 02/25/2036	331	237

Residential Funding Mortgage Securities I
5.250% due 03/25/2034	2,122	2,173
6.500% due 03/25/2032	88	90

Sequoia Mortgage Trust
0.607% due 07/20/2033	3,388	3,195
0.637% due 10/20/2027	1,684	1,523
2.536% due 01/20/2047	584	477
2.911% due 04/20/2035	948	904

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	113	63
2.695% due 08/25/2035	1,381	1,126
2.783% due 02/25/2034	213	205

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	267	266
0.386% due 03/25/2037	1,584	918
0.446% due 07/25/2046	4,100	2,488
0.476% due 05/25/2036	10,612	6,046
0.476% due 05/25/2046	1,409	756
0.486% due 05/25/2045	869	573
0.507% due 07/19/2035	9,807	9,020
0.536% due 02/25/2036	56	35
0.607% due 03/19/2034	791	711
0.837% due 07/19/2034	50	44
0.917% due 09/19/2032	76	66

Structured Asset Securities Corp.
0.306% due 05/25/2036	102	100
2.256% due 01/25/2032	13	12
2.318% due 07/25/2032	156	111
2.841% due 10/25/2035	663	534
2.911% due 02/25/2032	213	206

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	392	360

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	619	603
0.366% due 11/25/2046	4,768	4,640
0.386% due 06/25/2037	160	152

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	14,418	13,394

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	7,919	436
0.516% due 11/25/2045	230	189
0.526% due 12/25/2045	428	357
0.546% due 10/25/2045	930	758
0.566% due 01/25/2045	358	299
0.896% due 12/25/2027	2,648	2,389
1.070% due 02/25/2047	4,327	2,559
1.070% due 03/25/2047	3,664	2,297
1.100% due 01/25/2047	820	529
1.110% due 01/25/2047	1,757	1,038
1.130% due 04/25/2047	2,572	1,658
1.180% due 12/25/2046	3,269	2,225
1.190% due 12/25/2046	1,660	1,006
1.370% due 02/25/2046	4,193	3,132
1.370% due 08/25/2046	24,185	15,233
1.570% due 11/25/2042	692	603
1.770% due 06/25/2042	866	709

See Accompanying Notes	Semiannual Report	September 30, 2010	151

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.770% due 08/25/2042	$1,013	$898
2.384% due 03/25/2033	158	152
2.709% due 09/25/2033	5,587	5,422
2.776% due 09/25/2033	1,955	1,979
3.003% due 02/27/2034	176	175
3.003% due 01/25/2047	476	306
3.253% due 07/25/2046	474	334
3.253% due 08/25/2046	11,758	8,141
3.253% due 09/25/2046	839	609
3.253% due 11/25/2046	337	236
3.253% due 12/25/2046	1,883	1,230
5.168% due 01/25/2037	1,154	896
5.241% due 02/25/2037	4,404	3,322
5.344% due 04/25/2037	787	593
5.424% due 12/25/2036	2,525	1,895
5.432% due 12/25/2036	713	539
5.503% due 02/25/2037	2,120	1,572
5.561% due 05/25/2037	1,832	1,459
5.746% due 02/25/2037	2,427	1,791
5.837% due 09/25/2036	49	44
5.868% due 09/25/2036	1,227	988

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.340% due 05/25/2046	841	471

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	112	103

Wells Fargo Mortgage-Backed Securities Trust
2.883% due 12/25/2034	4,487	4,391
2.911% due 09/25/2034	678	691
4.576% due 03/25/2036	428	380
5.442% due 07/25/2036	1,653	1,341

Total Mortgage-Backed Securities (Cost $509,070)		454,568

ASSET-BACKED SECURITIES 3.9%

Aames Mortgage Investment Trust
0.406% due 08/25/2035	33	32

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	91	91

ACE Securities Corp.
0.306% due 12/25/2036	331	316
0.316% due 10/25/2036	27	10
0.346% due 06/25/2037	543	488

Ally Auto Receivables Trust
0.323% due 04/15/2011	5,332	5,332
0.586% due 07/15/2011	14,266	14,277
0.750% due 04/15/2012	4,800	4,804

American Express Credit Account Master Trust
1.607% due 12/15/2014	3,200	3,265

American Express Issuance Trust
0.457% due 09/15/2011	327	327

AmeriCredit Automobile Receivables Trust
4.258% due 06/06/2012	5,557	5,580
4.258% due 08/06/2012	308	311

AMMC CDO
0.542% due 05/03/2018	5,200	4,945

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	63	56
0.956% due 10/25/2031	391	339
0.956% due 08/25/2032	432	333

Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029	99	80

Arkansas Student Loan Authority
1.180% due 11/25/2043	9,000	8,942

Asset-Backed Funding Certificates
0.316% due 01/25/2037	1,044	1,029
0.606% due 06/25/2034	1,025	797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037	$447	$300
0.531% due 09/25/2034	446	386

BA Credit Card Trust
0.277% due 06/17/2013	13,800	13,795
0.837% due 04/15/2013	1,000	1,001

Bank of America Auto Trust
0.619% due 07/15/2011	20,242	20,258
1.160% due 02/15/2012	572	573
1.700% due 12/15/2011	922	923

Bank One Issuance Trust
0.377% due 05/15/2014	10,234	10,229

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	249	239
0.326% due 12/25/2036	479	441
0.336% due 10/25/2036	125	116
0.586% due 01/25/2036	21	21
0.656% due 10/27/2032	144	115
0.916% due 10/25/2032	857	809
1.256% due 10/25/2037	3,753	2,916
1.256% due 11/25/2042	80	70

BMW Vehicle Lease Trust
0.298% due 10/17/2011	19,850	19,858

BMW Vehicle Owner Trust
0.279% due 04/25/2011	85	85

Capital Auto Receivables Asset Trust
0.657% due 02/18/2014	1,779	1,781
1.707% due 10/15/2012	2,254	2,268

CarMax Auto Owner Trust
0.274% due 02/15/2011	503	503

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	4,867	4,645
0.356% due 06/25/2037	430	377
0.576% due 10/25/2035	840	800

Chase Funding Mortgage Loan Asset-Backed Certificates
0.896% due 08/25/2032	48	42

Chase Issuance Trust
0.277% due 03/15/2013	1,100	1,100
1.807% due 04/15/2014	23,800	24,317

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	478	478

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	36	32

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036	505	475
0.316% due 07/25/2045	1,339	1,052
0.366% due 08/25/2036	456	418

Contimortgage Home Equity Trust
0.937% due 03/15/2027	2	1

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	2,565	2,534
0.306% due 07/25/2037	1,084	1,050
0.306% due 05/25/2047	225	223
0.306% due 06/25/2047	529	519
0.326% due 06/25/2047	402	392
0.336% due 06/25/2037	967	957
0.336% due 10/25/2047	419	405
0.356% due 08/25/2037	11,400	9,200
0.356% due 09/25/2037	515	491
0.356% due 09/25/2047	724	704
0.366% due 10/25/2046	110	109
0.416% due 02/25/2036	48	47
0.436% due 09/25/2036	1,582	1,267
0.446% due 06/25/2036	1,019	884
0.736% due 12/25/2031	55	29
0.996% due 05/25/2032	239	210
1.116% due 05/25/2033	27	19

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Equity Loan Trust
0.397% due 01/15/2037		$88	$63

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		3	3

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		240	206
0.376% due 07/25/2037		1,176	1,041

Delta Funding Home Equity Loan Trust
1.077% due 09/15/2029		34	18

EMC Mortgage Loan Trust
0.626% due 05/25/2040		122	98

Equity One ABS, Inc.
0.556% due 04/25/2034		613	423
0.816% due 11/25/2032		820	701

First Franklin Mortgage Loan Asset-Backed Certificates
0.626% due 12/25/2034		10	10

First NLC Trust
0.326% due 08/25/2037		956	660

Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	36,400	35,375

Ford Credit Auto Lease Trust
1.040% due 03/15/2013		$1,851	1,854

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		2,715	2,718
1.677% due 06/15/2012		25,502	25,614
2.757% due 05/15/2013		42,175	42,766

Fremont Home Loan Trust
0.316% due 01/25/2037		416	377

Greenpoint Home Equity Loan Trust
0.617% due 01/15/2030		384	213

GSAMP Trust
0.326% due 10/25/2036		24	22
0.326% due 12/25/2036		961	653
0.356% due 01/25/2047		117	117

Home Equity Asset Trust
0.316% due 05/25/2037		396	382
1.176% due 02/25/2033		1	1

HSBC Asset Loan Obligation
0.316% due 12/25/2036		736	635

HSBC Home Equity Loan Trust
0.547% due 01/20/2034		1,503	1,361
1.057% due 11/20/2036		156	154

HSI Asset Securitization Corp. Trust
0.316% due 05/25/2037		525	513

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		150	149
0.386% due 04/25/2047		196	194

Irwin Home Equity Corp.
0.796% due 07/25/2032		224	105

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		781	753
0.316% due 03/25/2047		427	318
0.336% due 03/25/2037		487	460

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037		667	255

Lehman XS Trust
0.406% due 04/25/2037		3,078	2,276

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		359	306
0.956% due 03/25/2032		65	54

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	14,583	19,940

152	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	$128	$82
0.306% due 01/25/2037	508	173
0.316% due 11/25/2036	77	77
0.336% due 05/25/2037	347	336

Mercedes-Benz Auto Receivables Trust
0.309% due 05/13/2011	3,949	3,949

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	768	763

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	52	52
0.336% due 09/25/2037	7	2
0.376% due 02/25/2037	721	504

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	209	209
0.296% due 01/25/2037	465	458
0.306% due 11/25/2036	129	129
0.316% due 05/25/2037	838	694
0.356% due 09/25/2036	96	89
1.056% due 07/25/2037	1,323	1,211

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	311	303

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	36	36

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	58	58

Nautique Funding Ltd.
0.776% due 04/15/2020	1,925	1,724

Nelnet Education Loan Funding, Inc.
0.458% due 08/26/2019	3,750	3,712

Nelnet Student Loan Trust
1.198% due 07/25/2018	5,000	5,047

New Century Home Equity Loan Trust
0.436% due 05/25/2036	1,033	702
0.516% due 06/25/2035	82	79

Nissan Auto Lease Trust
0.561% due 06/15/2011	6,417	6,419

Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011	26,950	26,970

Option One Mortgage Loan Trust
0.316% due 07/25/2037	506	484
0.796% due 06/25/2032	39	32
0.796% due 08/25/2032	214	149

Park Place Securities, Inc.
0.516% due 09/25/2035	617	561

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047	1,283	1,134

Renaissance Home Equity Loan Trust
0.616% due 11/25/2034	369	295
0.696% due 08/25/2033	1,294	1,145
0.756% due 12/25/2033	619	521

Residential Asset Mortgage Products, Inc.
0.816% due 06/25/2032	7	5

Residential Asset Securities Corp.
0.316% due 01/25/2037	78	77
0.326% due 02/25/2037	202	197
0.366% due 04/25/2037	405	398
0.756% due 07/25/2032	121	66

SACO I, Inc.
0.316% due 05/25/2036	252	199

SBI HELOC Trust
0.426% due 08/25/2036	57	57

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	252	241
0.386% due 05/25/2037	1,584	1,208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
0.498% due 10/25/2016	$626	$626
0.498% due 07/25/2017	2,123	2,113
0.538% due 04/25/2017	296	296
0.548% due 10/25/2016	3,710	3,709
0.628% due 04/25/2017	8,613	8,606
0.648% due 01/25/2017	33	33
1.298% due 10/25/2013	73	73
1.998% due 04/25/2023	44,427	46,031

Soundview Home Equity Loan Trust
1.056% due 10/25/2037	93	92

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038	515	463
0.936% due 01/25/2034	90	70

Structured Asset Investment Loan Trust
0.306% due 07/25/2036	76	75

Structured Asset Securities Corp.
0.306% due 10/25/2036	1,199	1,191
0.336% due 01/25/2037	274	267
0.356% due 01/25/2037	631	449
0.546% due 01/25/2033	1,386	1,260
1.756% due 04/25/2035	2,857	2,132

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034	33	33

WaMu Asset-Backed Certificates
0.306% due 01/25/2037	406	372

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036	271	193

Wells Fargo Home Equity Trust
0.496% due 10/25/2035	277	277

Total Asset-Backed Securities (Cost $457,367)		450,514

SOVEREIGN ISSUES 1.0%

Export Development Canada
2.375% due 03/19/2012	3,000	3,084

Export-Import Bank of Korea
1.342% due 03/13/2012	59,300	59,283

Kommunalbanken A/S
3.375% due 11/15/2011	33,300	34,338

Province of Ontario Canada
0.789% due 05/22/2012	2,400	2,408
1.875% due 09/15/2015	11,600	11,674

Societe Financement de l’Economie Francaise
2.250% due 06/11/2012	1,600	1,643

Total Sovereign Issues (Cost $111,763)		112,430

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	10,000	10,060

Total Convertible Preferred Securities (Cost $3,950)		10,060

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

DG Funding Trust
0.652% due 12/31/2049	328	2,531

Total Preferred Securities (Cost $3,489)		2,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.0%

CERTIFICATES OF DEPOSIT 1.7%

Barclays Bank PLC
0.978% due 03/01/2012		$36,800	$36,790
1.639% due 12/16/2011		19,200	19,205

Dexia Credit Local
0.540% due 03/22/2012		100,700	100,507

Intesa Sanpaolo SpA
1.025% due 01/19/2012		24,300	24,066
2.375% due 12/21/2012		15,500	15,529

Royal Bank of Canada
0.690% due 06/23/2011		695	696

			196,793

COMMERCIAL PAPER 0.4%

Standard Chartered Bank
0.550% due 10/18/2010		50,000	49,987

REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		16,000	16,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $16,324. Repurchase proceeds are $16,000.)

Morgan Stanley
0.250% due 10/01/2010		10,000	10,000
(Dated 09/30/2010. Collateralized by Freddie Mac 0.000% due 03/21/2011 valued at $10,254. Repurchase proceeds are $10,000.)

			26,000

JAPAN TREASURY BILLS 5.8%
0.111% due 10/18/2010 - 12/20/2010 (d)	JPY	55,930,000	670,046

U.S. TREASURY BILLS 0.2%
0.116% due 10/07/2010 - 01/20/2011 (d)(g)		$25,785	25,782

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.7%
		31,220,625	312,768

Total Short-Term Instruments (Cost $1,254,576)			1,281,376

Total Investments 101.9% (Cost $11,809,002)			$11,863,315

Written Options (k) (0.1%) (Premiums $18,700)			(12,315)

Other Assets and Liabilities (Net) (1.8%)			(213,358)

Net Assets 100.0%			$11,637,642

See Accompanying Notes	Semiannual Report	September 30, 2010	153

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $6,428 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $37,286 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $9,465 at a weighted average interest rate of -0.982%. On September 30, 2010, securities valued at $6,478 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $507 have been pledged as collateral. On September 30, 2010 there were no open futures contracts.

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	DUB	(5.000%	)	06/20/2011	1.330%	$	6,600	$(185)	$(182)	$(3)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%		09/20/2011	0.641%	$	100	$0	$(7)	$7
BP Capital Markets PLC	CITI	5.000%		06/20/2015	1.604%		600	91	11	80
BP Capital Markets PLC	DUB	1.000%		09/20/2011	0.641%		8,900	34	(22)	56
BP Capital Markets PLC	DUB	5.000%		09/20/2011	0.641%		1,300	57	(16)	73
BP Capital Markets PLC	GSC	1.000%		09/20/2011	0.641%		200	1	(10)	11
BP Capital Markets PLC	GSC	5.000%		06/20/2015	1.604%		2,100	319	(48)	367
BP Capital Markets PLC	GSC	5.000%		09/20/2015	1.650%		1,100	172	18	154
BP Capital Markets PLC	HSBC	1.000%		09/20/2011	0.641%		400	2	(29)	31
BP Capital Markets PLC	JPM	5.000%		06/20/2015	1.604%		3,000	455	20	435
Brazil Government International Bond	BCLY	1.000%		12/20/2010	0.487%		35,200	51	185	(134)
Brazil Government International Bond	DUB	1.000%		12/20/2010	0.487%		25,200	37	129	(92)
Brazil Government International Bond	RBS	1.000%		12/20/2011	0.646%		26,100	122	114	8
Citigroup, Inc.	DUB	1.000%		03/20/2011	0.923%		30,000	20	(178)	198
Citigroup, Inc.	UBS	1.000%		03/20/2011	0.923%		30,000	20	(178)	198
Emirate of Abu Dhabi	BCLY	1.000%		12/20/2011	0.542%		25,000	148	172	(24)
Emirate of Abu Dhabi	CSFB	1.000%		12/20/2011	0.542%		10,500	62	59	3
Emirate of Abu Dhabi	DUB	1.000%		12/20/2011	0.542%		10,500	62	59	3
Emirate of Abu Dhabi	HSBC	1.000%		12/20/2011	0.542%		11,100	66	63	3
Emirate of Abu Dhabi	RBS	1.000%		12/20/2011	0.542%		25,000	148	166	(18)
Enbridge Energy Partners LP	MLP	0.280%		06/20/2012	0.772%		3,800	(32)	0	(32)
Energy Transfer Partners LP	BOA	0.330%		06/20/2012	0.980%		3,800	(42)	0	(42)
General Electric Capital Corp.	CITI	1.000%		09/20/2011	1.201%		10,000	(17)	0	(17)
General Electric Capital Corp.	DUB	1.500%		09/20/2011	1.228%		1,300	4	0	4
General Electric Capital Corp.	DUB	5.000%		09/20/2014	1.714%		2,600	326	101	225
General Electric Capital Corp.	HSBC	1.000%		12/20/2011	1.253%		51,200	(142)	(100)	(42)
General Electric Capital Corp.	UBS	1.000%		09/20/2011	1.201%		25,000	22	(51)	73
Kinder Morgan Energy Partners LP	MLP	0.290%		06/20/2012	0.760%		3,800	(31)	0	(31)
MetLife, Inc.	CITI	1.000%		06/20/2011	1.068%		3,840	(1)	(53)	52
MetLife, Inc.	DUB	5.000%		06/20/2012	1.391%		6,800	430	253	177
MetLife, Inc.	JPM	1.000%		12/20/2011	1.178%		4,500	(8)	0	(8)
Mexico Government International Bond	BCLY	1.000%		12/20/2010	0.658%		24,800	27	(6)	33
Mexico Government International Bond	DUB	1.000%		12/20/2010	0.658%		23,600	25	0	25
Morgan Stanley	BOA	0.870%		09/20/2012	1.368%		2,800	(26)	0	(26)
Morgan Stanley	JPM	0.800%		09/20/2012	1.368%		10,000	(108)	0	(108)
Petrobras International Finance Co.	DUB	1.000%		09/20/2012	1.240%		3,400	(15)	(30)	15
Petrobras International Finance Co.	MSC	1.000%		12/20/2012	1.264%		3,000	(17)	(17)	0
Plains All American Pipeline LP	BOA	0.320%		06/20/2012	0.848%		3,800	(34)	0	(34)
SLM Corp.	BOA	5.000%		12/20/2010	2.664%		2,400	16	(246)	262
South Korea Government Bond	JPM	0.770%		12/20/2010	0.478%		10,800	10	0	10
Valero Energy Corp.	BOA	0.320%		06/20/2012	1.037%		3,800	(46)	0	(46)
Wells Fargo & Co.	DUB	1.000%		09/20/2013	0.746%		1,000	8	(25)	33

								$2,216	$334	$1,882

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

154	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (5)	Counterparty		Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.231% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/20/2013	JPM	$	29,219	EUR	22,002	$(779)	$(139)	$(640)
Floating rate equal to 3-Month EUR-LIBOR less 0.261% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM		16,550		12,500	(496)	737	(1,233)
Floating rate equal to 3-Month EUR-LIBOR less 0.280% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM		6,314		4,800	(231)	242	(473)
Floating rate equal to 3-Month GBP-LIBOR less 0.110% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	08/10/2011	GSC		40,695	GBP	25,000	1,412	3	1,409
Floating rate equal to 3-Month GBP-LIBOR less 0.130% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2011	GSC		18,831		11,500	761	0	761

								$667	$843	$(176)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$1,187	$(10)	$1,197
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	204	(4)	208
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(875)	(599)	(276)

							$516	$(613)	$1,129

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$ 99.500	12/13/2010	307	$ 95	$135
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	307	76	24

				$ 171	$159

(k)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	21,000	$187	$112
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		161,300	347	354
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		161,300	565	371
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		58,400	152	128
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		58,400	111	134
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		191,600	1,969	1,027
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		28,300	193	189
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		116,700	303	590
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		116,700	566	5
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		231,800	2,554	1,242
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,200	42	41
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		97,800	1,015	649
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		120,000	1,294	643
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		46,500	464	249

See Accompanying Notes	Semiannual Report	September 30, 2010	155

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	$	111,200	$370	$489
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		111,200	411	147
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		25,600	164	171
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		328,300	682	1,659
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		328,300	1,838	15
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		124,400	1,219	826
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		100,900	1,118	541
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		385,100	2,965	2,574

								$18,529	$12,156

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	9,725	$770,100	$9,627
Sales	614	2,931,000	18,700
Closing Buys	(9,725)	(770,100)	(9,627)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2010	614	$2,931,000	$18,700

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	11,391	10/2010	DUB	$0	$(901)	$(901)
Sell		7,500	11/2010	UBS	0	(492)	(492)
Buy	BRL	2,066	10/2010	HSBC	29	0	29
Sell		2,066	10/2010	JPM	0	(71)	(71)
Sell		2,066	12/2010	HSBC	0	(29)	(29)
Sell	CAD	36,400	11/2010	BNP	60	0	60
Buy		3,059	11/2010	CSFB	64	0	64
Sell		655	11/2010	DUB	4	0	4
Sell		1,870	11/2010	RBC	0	(28)	(28)
Sell		308	11/2010	RBS	2	0	2
Sell	CHF	89	11/2010	CITI	0	(3)	(3)
Buy	CLP	331,549	01/2011	JPM	8	0	8
Buy	CNY	6,799	11/2010	BCLY	0	(4)	(4)
Buy		11,031	11/2010	CITI	0	(8)	(8)
Buy		28,455	11/2010	DUB	0	(26)	(26)
Buy		11,209	11/2010	MSC	0	(13)	(13)
Buy		6,242	01/2011	BOA	0	0	0
Buy		11,155	01/2011	MSC	1	0	1
Buy		538,037	04/2011	BCLY	198	0	198
Buy		11,734	04/2011	CITI	25	0	25
Buy		51,635	04/2011	CSFB	17	0	17
Buy		107,238	04/2011	HSBC	34	0	34
Buy		132,300	04/2011	JPM	28	0	28
Buy		6,327	04/2011	RBS	11	0	11
Buy		336,881	09/2011	BCLY	581	0	581
Buy	DKK	1,678	11/2010	RBS	12	0	12
Sell		257,853	01/2011	CITI	0	(1,096)	(1,096)
Sell	EUR	21,022	10/2010	UBS	0	(1,519)	(1,519)
Sell		1,490	11/2010	DUB	0	(122)	(122)
Sell		53,310	03/2011	CITI	0	(956)	(956)
Sell		940	05/2011	RBS	0	(92)	(92)
Sell	GBP	2,960	12/2010	CITI	0	(52)	(52)
Sell		641	12/2010	GSC	0	(8)	(8)
Sell		1,448	12/2010	UBS	0	(22)	(22)
Sell	JPY	30,200,000	10/2010	JPM	0	(20,536)	(20,536)
Sell		844,818	12/2010	BCLY	0	(90)	(90)
Sell		25,730,000	12/2010	CSFB	0	(7,045)	(7,045)
Buy	MXN	343,073	02/2011	BCLY	930	0	930
Sell		332,813	02/2011	CITI	0	(58)	(58)
Sell	SGD	147	03/2011	BCLY	0	(2)	(2)
Buy		90	03/2011	BOA	2	0	2
Buy		17	03/2011	DUB	0	0	0
Buy		20	03/2011	JPM	0	0	0
Buy		20	03/2011	RBS	0	0	0
Buy	ZAR	23,786	10/2010	BCLY	399	0	399

					$2,405	$(33,173)	$(30,768)

156	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$8,313	$0	$8,313
Corporate Bonds & Notes
Banking & Finance	0	3,920,153	7,196	3,927,349
Industrials	0	804,131	0	804,131
Utilities	0	764,795	0	764,795
Convertible Bonds & Notes
Banking & Finance	0	83,642	0	83,642
Industrials	0	33,438	0	33,438
Municipal Bonds & Notes
California	0	17,324	0	17,324
Illinois	0	39,372	0	39,372
Maine	0	1,921	0	1,921
New Jersey	0	14,216	0	14,216
Texas	0	2,140	0	2,140
U.S. Government Agencies	0	3,823,497	679	3,824,176
U.S. Treasury Obligations	0	31,019	0	31,019
Mortgage-Backed Securities	0	406,074	48,494	454,568
Asset-Backed Securities	0	408,470	42,044	450,514
Sovereign Issues	0	112,430	0	112,430
Convertible Preferred Securities
Banking & Finance	10,060	0	0	10,060
Preferred Securities
Banking & Finance	0	0	2,531	2,531

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Certificates of Deposit	$0	$196,793	$0	$196,793
Commercial Paper	0	49,987	0	49,987
Repurchase Agreements	0	26,000	0	26,000
Japan Treasury Bills	0	670,046	0	670,046
U.S. Treasury Bills	0	25,782	0	25,782
PIMCO Short-Term Floating NAV Portfolio	312,768	0	0	312,768
Investments, at value	$322,828	$11,439,543	$100,944	$11,863,315

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,536	0	2,536
Foreign Exchange Contracts	0	4,575	0	4,575
Interest Rate Contracts	0	1,405	0	1,405
	$0	$8,516	$0	$8,516

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(657)	0	(657)
Foreign Exchange Contracts	0	(35,519)	0	(35,519)
Interest Rate Contracts	0	(12,591)	0	(12,591)
	$0	$(48,767)	$0	$(48,767)

Totals	$322,828	$11,399,292	$100,944	$11,823,064

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$35,789	$6,894	$(1,000)	$6	$0	$550	$0	$(35,043)	$7,196	$295
U.S. Government Agencies	729	0	(53)	0	0	3	0	0	679	3
Mortgage-Backed Securities	0	47,272	0	0	0	1,222	0	0	48,494	1,222
Asset-Backed Securities	26,245	44,141	(3,649)	7	(143)	187	0	(24,744)	42,044	(40)
Preferred Securities
Banking & Finance	2,673	0	0	0	0	(142)	0	0	2,531	(142)

Investments, at value	$65,436	$98,307	$(4,702)	$13	$(143)	$1,820	$0	$(59,787)	$100,944	$1,338

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	157

Schedule of Investments PIMCO Short-Term Fund (Cont.)

September 30, 2010 (Unaudited)

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$2,405	$0	$0	$0	$2,405
Unrealized appreciation on swap agreements	1,405	2,170	2,536	0	0	6,111

	$1,405	$4,575	$2,536	$0	$0	$8,516

Liabilities:
Written options outstanding	$12,315	$0	$0	$0	$0	$12,315
Unrealized depreciation on foreign currency contracts	0	33,173	0	0	0	33,173
Unrealized depreciation on swap agreements	276	2,346	657	0	0	3,279

	$12,591	$35,519	$657	$0	$0	$48,767

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$9,685	$152	$1,436	$0	$0	$11,273
Net realized (loss) on foreign currency transactions	0	(5,339)	0	0	0	(5,339)

	$9,685	$(5,187)	$1,436	$0	$0	$5,934

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$938	$(3,938)	$677	$0	$0	$(2,323)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(32,798)	0	0	0	(32,798)

	$938	$(36,736)	$677	$0	$0	$(35,121)

(1)	See note 5 in the Notes to Financial Statements for additional information.

158	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

American General Finance Corp.
7.250% due 04/21/2015		$29,400	$29,595

CIT Group, Inc.
6.250% due 08/11/2015		1,907	1,925

Ford Motor Co.
3.010% due 12/15/2013		9,351	9,185
3.050% due 12/15/2013		13,237	13,002

Graham Packaging Co. LP
6.000% due 09/23/2016		2,000	2,018

HCA, Inc.
2.539% due 11/17/2013		11,448	11,036

International Lease Finance Corp.
6.750% due 03/17/2015		15,500	15,774
7.000% due 03/17/2016		14,700	14,931

Reynolds Corp.
4.500% due 03/16/2016		17,800	17,907

Vodafone Group PLC
6.875% due 08/11/2015		16,000	15,830

Total Bank Loan Obligations (Cost $128,938)			131,203

CORPORATE BONDS & NOTES 27.2%

BANKING & FINANCE 16.8%

Aflac, Inc.
3.450% due 08/15/2015		6,000	6,236

Ally Financial, Inc.
5.375% due 06/06/2011		2,000	2,033

American Express Bank FSB
5.500% due 04/16/2013		1,000	1,089
6.000% due 09/13/2017		1,600	1,828

American Express Centurion Bank
0.407% due 06/12/2012		2,930	2,902
6.000% due 09/13/2017		200	228

American Express Co.
7.000% due 03/19/2018		13,400	16,163

American Express Credit Corp.
0.408% due 10/04/2010		7,855	7,855
0.438% due 12/02/2010		100	100

American General Finance Corp.
4.000% due 03/15/2011		7,972	7,972
4.125% due 11/29/2013	EUR	4,300	4,977
5.625% due 08/17/2011		$1,800	1,791
5.750% due 09/15/2016		4,300	3,451
6.900% due 12/15/2017		300	252

American International Group, Inc.
4.000% due 09/20/2011	EUR	4,700	6,421
4.250% due 05/15/2013		$4,500	4,669
4.950% due 03/20/2012		1,100	1,148
5.375% due 10/18/2011		15,675	16,263
5.600% due 10/18/2016		1,500	1,538
5.750% due 03/15/2067	GBP	300	344
5.850% due 01/16/2018		$300	312
5.950% due 10/04/2010	GBP	3,900	6,127
6.250% due 05/01/2036		$6,100	5,948
8.000% due 05/22/2068	EUR	900	1,172
8.250% due 08/15/2018		$25,880	30,280
8.625% due 05/22/2068	GBP	200	300

BAC Capital Trust VII
5.250% due 08/10/2035		3,000	3,757

Banco Santander Chile
2.875% due 11/13/2012		$43,900	44,345

Bank of America Corp.
0.786% due 10/14/2016		1,700	1,519
4.500% due 04/01/2015		5,000	5,254
5.375% due 09/11/2012		7,000	7,463
5.650% due 05/01/2018		42,500	45,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 12/01/2017		$2,250	$2,409
6.000% due 09/01/2017		285	309
7.375% due 05/15/2014		9,100	10,471
7.625% due 06/01/2019		11,200	13,303

Bank of America N.A.
6.000% due 06/15/2016		200	218

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	136

Barclays Bank PLC
5.125% due 01/08/2020		$5,000	5,416
5.450% due 09/12/2012		800	867
5.926% due 09/29/2049		5,000	4,725
6.050% due 12/04/2017		36,362	39,492
6.750% due 05/22/2019		600	714
7.434% due 09/29/2049		1,200	1,236
7.700% due 04/29/2049		1,919	1,995
10.179% due 06/12/2021		17,380	23,220
14.000% due 11/29/2049	GBP	1,130	2,232

Barnett Capital III
1.091% due 02/01/2027		$700	489

Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	29,394
7.250% due 02/01/2018		52,900	64,534

Block Financial LLC
7.875% due 01/15/2013		2,300	2,497

BNP Paribas
5.186% due 06/29/2049		4,200	3,980

BPCE S.A.
6.117% due 10/29/2049	EUR	100	119

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$76,900	78,895

Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,462

Capital One Capital VI
8.875% due 05/15/2040		9,700	10,258

Capital One Financial Corp.
6.750% due 09/15/2017		100	120

Cie de Financement Foncier
1.625% due 07/23/2012		72,500	72,823

CIT Group, Inc.
7.000% due 05/01/2013		24,440	24,684
7.000% due 05/01/2014		18,613	18,659
7.000% due 05/01/2015		3,213	3,205
7.000% due 05/01/2016		5,354	5,301
7.000% due 05/01/2017		15,351	15,102

CitiFinancial, Inc.
6.625% due 06/01/2015		100	111

Citigroup, Inc.
0.825% due 01/16/2012	GBP	1,300	2,003
1.039% due 06/28/2013	EUR	100	130
2.384% due 08/13/2013		$16,300	16,428
5.300% due 10/17/2012		500	533
5.375% due 08/09/2020		12,200	12,647
5.500% due 04/11/2013		100	107
6.000% due 08/15/2017		7,000	7,575
6.125% due 11/21/2017		8,790	9,616
6.125% due 05/15/2018		5,900	6,447
8.500% due 05/22/2019		1,920	2,378

Countrywide Financial Corp.
5.800% due 06/07/2012		23,700	25,187

Credit Suisse
6.000% due 02/15/2018		100	111

Credit Suisse AG
5.400% due 01/14/2020		15,600	16,672

Dexia Credit Local S.A.
1.145% due 02/19/2013	EUR	4,000	5,481

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FCE Bank PLC
7.875% due 02/15/2011	GBP	7,500	$11,974

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$3,000	3,001
6.625% due 08/15/2017		62,400	66,580
7.000% due 10/01/2013		5,825	6,254
7.500% due 08/01/2012		8,800	9,345
7.800% due 06/01/2012		33,280	35,409
9.875% due 08/10/2011		18,500	19,599

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	3,700	5,040

General Electric Capital Corp.
6.375% due 11/15/2067		$800	803

Goldman Sachs Group, Inc.
1.198% due 02/04/2013	EUR	100	132
1.199% due 11/15/2014		100	127
4.750% due 01/28/2014		30	43
5.375% due 02/15/2013		19,900	28,509
5.375% due 03/15/2020		$33,200	35,058
5.750% due 10/01/2016		200	223
5.950% due 01/18/2018		500	550
6.150% due 04/01/2018		5,100	5,666
6.250% due 09/01/2017		700	786
7.500% due 02/15/2019		20,500	24,429

HSBC Bank PLC
3.875% due 11/09/2011	EUR	3,800	5,313

HSBC Bank USA N.A.
4.875% due 08/24/2020		$2,000	2,090

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		500	472

HSBC Finance Corp.
0.628% due 08/09/2011		900	899
0.727% due 06/01/2016		2,100	1,913
0.776% due 01/15/2014		1,800	1,713
2.021% due 10/20/2010		1,600	1,600

HSBC Holdings PLC
6.500% due 05/02/2036		2,300	2,569

Hyatt Hotels Corp.
5.750% due 08/15/2015		300	324
6.875% due 08/15/2019		7,500	8,357

International Lease Finance Corp.
5.000% due 09/15/2012		3,300	3,300
5.300% due 05/01/2012		3,800	3,829
5.400% due 02/15/2012		200	202
5.450% due 03/24/2011		1,300	1,311
5.750% due 06/15/2011		3,550	3,586
5.875% due 05/01/2013		2,329	2,341
6.500% due 09/01/2014		78,200	84,261
6.625% due 11/15/2013		3,900	3,929
6.750% due 09/01/2016		70,400	75,680

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,007

JPMorgan Chase Capital XX
6.550% due 09/15/2066		$3,600	3,661

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,206	1,211

KeyCorp
6.500% due 05/14/2013		1,000	1,097

LBG Capital No.1 PLC
7.867% due 12/17/2019	GBP	850	1,262
7.875% due 11/01/2020		$560	554
8.500% due 12/29/2049		3,600	3,348

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	8,750	10,363
9.334% due 02/07/2020	GBP	2,200	3,542

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	3,500	4,779
4.375% due 01/12/2015		$1,100	1,128

See Accompanying Notes	Semiannual Report	September 30, 2010	159

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.385% due 05/29/2049 (a)	EUR	600	$536
6.500% due 03/24/2020		10,000	14,169
12.000% due 12/29/2049		$57,000	65,813

Macquarie Bank Ltd.
4.100% due 12/17/2013		11,800	12,890

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,000	2,216

Merrill Lynch & Co., Inc.
1.188% due 05/30/2014	EUR	300	384
1.191% due 08/25/2014		1,300	1,643
1.628% due 09/27/2012		4,200	5,545
5.000% due 02/03/2014		$5,000	5,331
5.000% due 01/15/2015		13,886	14,808
5.450% due 07/15/2014		4,500	4,866
6.050% due 08/15/2012		7,100	7,623
6.150% due 04/25/2013		4,000	4,374
6.400% due 08/28/2017		6,950	7,616
6.875% due 04/25/2018		10,700	12,020

Morgan Stanley
5.080% due 03/01/2013	AUD	3,900	3,615
5.500% due 01/26/2020		$9,000	9,267
5.500% due 07/24/2020		1,300	1,342
5.750% due 10/18/2016		500	541
5.950% due 12/28/2017		500	538
6.000% due 04/28/2015		4,400	4,844
6.600% due 04/01/2012		1,000	1,076
6.625% due 04/01/2018		1,900	2,110
7.300% due 05/13/2019		1,000	1,152

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,093	1,378

MUFG Capital Finance 4 Ltd.
5.271% due 01/29/2049		1,211	1,568

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	254	376

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	104

Nile Finance Ltd.
5.250% due 08/05/2015		1,700	1,754

Pearson Dollar Finance PLC
6.250% due 05/06/2018		6,000	6,942

Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	55,327

Rabobank Capital Funding Trust II
5.260% due 12/29/2049		300	298

Rabobank Capital Funding Trust III
5.254% due 12/29/2049		3,200	3,145

Rabobank Nederland NV
11.000% due 06/29/2049		300	391

RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	1,150	1,224

RBS Capital Trust III
5.512% due 09/29/2049 (a)		$2,000	1,455

Resona Bank Ltd.
5.850% due 09/29/2049		600	599

Royal Bank of Scotland Group PLC
4.500% due 01/28/2016	EUR	3,800	4,749
4.625% due 09/22/2021		1,600	1,988
4.875% due 03/16/2015		$18,400	19,383
5.500% due 03/23/2020	EUR	350	498
5.625% due 08/24/2020		$45,400	47,683
6.400% due 10/21/2019		52,650	57,383
6.666% due 12/31/2049 (a)	CAD	5,200	3,696
6.990% due 10/29/2049 (a)		$20,945	17,070
7.387% due 12/29/2049	GBP	939	1,479
7.640% due 03/29/2049 (a)		$8,600	6,429
7.648% due 08/29/2049		2,125	2,045

Royal Bank Of Scotland NV
0.992% due 03/09/2015		4,500	3,876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$5,400	$5,327

SLM Corp.
0.728% due 10/25/2011		600	573
0.798% due 01/27/2014		21,200	18,327
1.234% due 04/26/2011	EUR	900	1,221
3.125% due 09/17/2012		2,300	2,977
4.750% due 03/17/2014		3,200	4,027
8.450% due 06/15/2018		$8,430	8,526

Societe Generale
4.196% due 01/29/2049	EUR	100	119
5.922% due 04/29/2049		$200	190

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		21,720	26,822

TNK-BP Finance S.A.
6.250% due 02/02/2015		700	744
6.625% due 03/20/2017		600	637

UBS AG
4.280% due 04/29/2049	EUR	3,100	3,751
4.875% due 08/04/2020		$114,700	121,179
5.750% due 04/25/2018		13,600	15,377
5.875% due 12/20/2017		1,900	2,153

UBS Preferred Funding Trust V
6.243% due 05/29/2049		5,500	5,335

University of Chicago
4.660% due 10/01/2022		5,000	5,375
4.860% due 10/01/2024		10,000	10,730
5.060% due 10/01/2026		15,000	15,975

Wachovia Bank N.A.
0.622% due 03/15/2016		8,100	7,439

Wachovia Corp.
0.656% due 08/01/2013		4,000	3,947

Waha Aerospace BV
3.925% due 07/28/2020		51,100	52,617

Wells Fargo Bank N.A.
0.586% due 05/16/2016		500	461
4.750% due 02/09/2015		1,000	1,072

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		4,100	4,100

Zurich Insurance Co. via Cloverie PLC
12.000% due 07/29/2049	EUR	1,200	1,779

			2,029,634

INDUSTRIALS 8.6%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		3,500	3,587

Alcoa, Inc.
5.870% due 02/23/2022		1,700	1,676
6.150% due 08/15/2020		6,800	7,004

Altria Group, Inc.
4.125% due 09/11/2015		600	644
9.700% due 11/10/2018		9,100	12,336

America Movil SAB de C.V.
6.125% due 03/30/2040		31,000	34,659

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		2,959	3,491

American Airlines, Inc.
10.500% due 10/15/2012		17,810	19,324

Anadarko Petroleum Corp.
6.450% due 09/15/2036		16,000	16,070

Avnet, Inc.
6.625% due 09/15/2016		1,600	1,838

Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,676

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boston Scientific Corp.
4.250% due 01/12/2011		$4,545	$4,577
6.000% due 06/15/2011		3,100	3,188
6.000% due 01/15/2020		5,000	5,342

Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,306

CBS Corp.
8.875% due 05/15/2019		5,000	6,528

Centex Corp.
5.700% due 05/15/2014		1,000	1,030
6.500% due 05/01/2016		4,500	4,725

CIGNA Corp.
8.500% due 05/01/2019		5,900	7,626

Codelco, Inc.
5.625% due 09/21/2035		3,000	3,297

Continental Airlines, Inc.
6.750% due 09/15/2015		5,000	5,094

Con-way, Inc.
7.250% due 01/15/2018		2,500	2,785

CSC Holdings LLC
7.625% due 04/01/2011		2,575	2,639

CVS Caremark Corp.
6.302% due 06/01/2062		1,500	1,388

CVS Pass-Through Trust
7.507% due 01/10/2032		43,026	50,630

Daimler Finance North America LLC
5.750% due 09/08/2011		36,441	38,059
5.875% due 03/15/2011		35,650	36,469
6.500% due 11/15/2013		5,000	5,724
7.300% due 01/15/2012		4,150	4,465
7.750% due 01/18/2011		29,718	30,304
8.500% due 01/18/2031		2,000	2,757

Deluxe Corp.
5.125% due 10/01/2014		6,900	6,727

Dow Chemical Co.
5.900% due 02/15/2015		800	893
6.125% due 02/01/2011		1,000	1,015
8.550% due 05/15/2019		10,500	13,279
9.400% due 05/15/2039		2,000	2,840

DR Horton, Inc.
5.625% due 01/15/2016		2,500	2,506

El Paso Corp.
7.000% due 05/15/2011		250	258
7.800% due 08/01/2031		100	104

Gazprom International S.A.
7.201% due 02/01/2020		1,159	1,261

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		8,510	9,085
6.510% due 03/07/2022		20,750	22,161
7.343% due 04/11/2013		500	548
8.146% due 04/11/2018		2,900	3,407

General Electric Co.
5.250% due 12/06/2017		5,000	5,636

Georgia-Pacific LLC
8.125% due 05/15/2011		15,063	15,703

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,281

Harvest Operations Corp.
6.875% due 10/01/2017 (d)		$6,750	6,936

HCA, Inc.
5.750% due 03/15/2014		5,000	4,956
7.875% due 02/15/2020		14,500	15,932
9.250% due 11/15/2016		7,264	7,881
9.625% due 11/15/2016 (e)		15,600	16,965

160	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019	$15,000	$16,350
9.500% due 06/15/2016	13,000	13,926

International Business Machines Corp.
1.068% due 07/28/2011	100	101

JC Penney Corp., Inc.
9.000% due 08/01/2012	3,531	3,911

KB Home
5.875% due 01/15/2015	1,200	1,140
7.250% due 06/15/2018	1,300	1,225

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	25,000	26,994

Kraft Foods, Inc.
5.625% due 11/01/2011	100	105

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013	8,800	9,372
5.900% due 12/01/2016	7,600	8,132

Masco Corp.
4.800% due 06/15/2015	3,000	2,955
5.850% due 03/15/2017	2,500	2,450
6.125% due 10/03/2016	5,000	5,092

McKesson Corp.
7.500% due 02/15/2019	5,000	6,324

MGM Resorts International
9.000% due 03/15/2020	14,600	15,440
11.125% due 11/15/2017	5,000	5,719
13.000% due 11/15/2013	5,000	5,900

Nabors Industries, Inc.
6.150% due 02/15/2018	2,500	2,787

New Albertson’s, Inc.
7.500% due 02/15/2011	4,600	4,709

New York Times Co.
5.000% due 03/15/2015	2,000	1,971

Newell Rubbermaid, Inc.
4.700% due 08/15/2020	3,400	3,567

Office Depot, Inc.
6.250% due 08/15/2013	8,557	8,493

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	5,000	5,440

Pactiv Corp.
8.125% due 06/15/2017	5,000	4,909

Pemex Project Funding Master Trust
5.750% due 03/01/2018	9,700	10,678

Petroleos Mexicanos
5.500% due 01/21/2021	50,100	53,607

Reynolds American, Inc.
0.992% due 06/15/2011	400	401
6.750% due 06/15/2017	2,000	2,253

Rohm and Haas Co.
6.000% due 09/15/2017	1,000	1,118

RPM International, Inc.
6.500% due 02/15/2018	4,000	4,495

RR Donnelley & Sons Co.
6.125% due 01/15/2017	5,000	5,244

Shell International Finance BV
3.100% due 06/28/2015	80,600	84,973

Staples, Inc.
9.750% due 01/15/2014	6,000	7,436

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,000	2,138
7.875% due 05/01/2012	2,100	2,263

Steel Dynamics, Inc.
7.375% due 11/01/2012	11,295	12,128

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Talisman Energy, Inc.
7.750% due 06/01/2019		$4,000	$5,114

Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,580

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		2,500	2,988

Time Warner Cable, Inc.
5.000% due 02/01/2020		10,000	10,728

Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	1,981

Transocean, Inc.
6.500% due 11/15/2020		51,300	55,966

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018		20,075	22,384

United Airlines, Inc.
1.000% due 05/07/2024 (a)(r)		300	70

Volvo Treasury AB
5.950% due 04/01/2015		25,000	27,312

VW Credit, Inc.
5.125% due 05/19/2011	EUR	5,000	6,962

Weyerhaeuser Co.
6.750% due 03/15/2012		$1,080	1,140
7.375% due 10/01/2019		25,136	27,538
7.375% due 03/15/2032		1,900	1,940

Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,959

WM Wrigley Jr. Co.
2.450% due 06/28/2012		18,000	18,173

Wynn Las Vegas LLC
7.750% due 08/15/2020		28,050	29,733
7.875% due 11/01/2017		5,500	5,926

			1,033,852

UTILITIES 1.8%

BP Capital Markets PLC
0.422% due 04/11/2011		20,700	20,637
1.292% due 03/17/2011		1,700	1,702
2.375% due 12/14/2011		3,580	3,595
2.750% due 06/14/2011	CHF	4,100	4,195
2.750% due 02/27/2012		$3,890	3,920
3.125% due 03/10/2012		4,850	4,947
3.125% due 10/01/2015 (d)		47,400	47,726
3.625% due 05/08/2014		4,900	5,075
3.750% due 06/17/2013		1,060	1,079
4.500% due 10/01/2020 (d)		36,000	36,888
4.750% due 03/10/2019		3,480	3,645

British Telecommunications PLC
5.950% due 01/15/2018		800	893
9.375% due 12/15/2010		11,425	11,606

Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	5,106

Duke Energy Corp.
3.950% due 09/15/2014		300	324

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,000	2,080

Embarq Corp.
6.738% due 06/01/2013		600	657
7.082% due 06/01/2016		10,300	11,465

Enel Finance International S.A.
3.875% due 10/07/2014		8,800	9,232

Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020 (d)		5,000	5,023

Midwest Generation LLC
8.560% due 01/02/2016		2,659	2,629

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qwest Corp.
7.625% due 06/15/2015	$7,200	$8,244
7.875% due 09/01/2011	1,925	2,043

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	4,200	4,608

Sempra Energy
6.500% due 06/01/2016	7,000	8,388

Sprint Capital Corp.
7.625% due 01/30/2011	2,570	2,618
8.375% due 03/15/2012	1,000	1,075

Sprint Nextel Corp.
8.375% due 08/15/2017	6,300	6,867

		216,267

Total Corporate Bonds & Notes (Cost $3,060,012)		3,279,753

CONVERTIBLE BONDS & NOTES 0.7%

BANKING & FINANCE 0.0%

ProLogis
2.250% due 04/01/2037	2,000	1,945

U.S. Bancorp
0.000% due 12/11/2035	1,000	998

		2,943

INDUSTRIALS 0.7%

Amgen, Inc.
0.000% due 03/01/2032	6,900	5,373
0.125% due 02/01/2011	31,500	31,539

Transocean, Inc.
1.500% due 12/15/2037	5,500	5,411
1.625% due 12/15/2037	38,884	38,787

		81,110

Total Convertible Bonds & Notes (Cost $83,393)		84,053

MUNICIPAL BONDS & NOTES 4.1%

ARIZONA 0.0%

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	3,000	3,086

CALIFORNIA 1.8%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	13,100	14,930

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	1,800	1,832

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	33,200	38,882
7.300% due 10/01/2039	10,000	10,594
7.500% due 04/01/2034	3,600	3,920
7.550% due 04/01/2039	15,400	16,763

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	8,000	8,585

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,000	2,194

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	5,000	5,268

See Accompanying Notes	Semiannual Report	September 30, 2010	161

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	$900	$709
5.750% due 06/01/2047	525	398

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	12,000	13,436

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.716% due 07/01/2039	25,000	25,683
6.166% due 07/01/2040	13,500	13,762

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	3,300	3,346

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	14,000	14,157

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	5,853

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,100	2,296

San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,288

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	101

Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,745

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	5,085	5,064

Southern California State Metropolitan Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2036	85	88

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	10,300	11,268

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	785	822

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	7,000	7,110

		220,094

COLORADO 0.2%

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	207

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	20,401

Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,605	1,993

		22,601

DISTRICT OF COLUMBIA 0.0%

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.1%

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	$300	$304

Orlando, Florida Utilities Commission Revenue Bonds, Series 2010
5.250% due 10/01/2022	3,240	3,958

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	7,000	7,447

		11,709

GEORGIA 0.1%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	15,000	15,911

ILLINOIS 0.4%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,545

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032	500	507

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	20,300	21,898

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,762

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
1.998% due 01/01/2019	350	326

Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	9,600	10,014

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 12/15/2028	300	309

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2020	2,000	2,307

		47,668

INDIANA 0.1%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	6,300	6,899

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	375	391

LOUISIANA 0.0%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	292

MASSACHUSETTS 0.1%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.792% due 07/01/2020	450	406

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.230% due 08/01/2032	125	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	$7,000	$7,342

		7,879

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	313

MINNESOTA 0.1%

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	9,423

NEVADA 0.1%

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	7,582
5.000% due 06/01/2038	1,500	1,544

		9,126

NEW YORK 0.2%

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	7,300	7,709

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.808% due 08/01/2030	5,000	5,212

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,807
5.750% due 06/01/2043	5,400	4,854

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	2,000	2,155

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.802% due 06/15/2031	100	123

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	444

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	130	130

		23,434

NORTH CAROLINA 0.0%

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,458

OHIO 0.2%

Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,459

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	4,400	4,730

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	8,000	8,201

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	16,325	11,966
6.500% due 06/01/2047	1,295	1,041

162	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	$150	$156

		30,553

PENNSYLVANIA 0.1%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
5.401% due 06/15/2022	3,500	3,689
5.501% due 06/15/2023	3,500	3,707

		7,396

PUERTO RICO 0.0%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2002
5.500% due 05/15/2039	900	837

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	13

		850

TEXAS 0.4%

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,081

Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	4,550	5,231

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,636

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	2,865	3,432

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	11,300	11,762

Texas State General Obligation Bonds, Series 2010
4.273% due 04/01/2026	11,500	11,543

Texas State General Obligation Notes, Series 2010
3.203% due 04/01/2019	9,500	9,523

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.857% due 02/15/2031	100	124

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.790% due 02/01/2027	100	127
9.889% due 10/01/2031	170	212

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	600	646

		48,317

UTAH 0.1%

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	9,250	9,646

WASHINGTON 0.1%

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,172

Tacoma, Washington Revenue Bonds, Series 2010
5.966% due 01/01/2035	11,000	11,907

		13,079

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$4,180	$3,247

Total Municipal Bonds & Notes (Cost $466,223)		495,532

U.S. GOVERNMENT AGENCIES 44.1%

Fannie Mae
0.000% due 03/25/2019 (c)	1	1
0.316% due 12/25/2036 - 07/25/2037	767	764
0.356% due 01/25/2021	78	78
0.376% due 03/25/2034	271	268
0.386% due 03/25/2036	205	190
0.406% due 08/25/2034	93	89
0.456% due 10/27/2037	400	399
0.606% due 09/25/2042	117	117
1.156% due 04/25/2032	8	8
1.586% due 09/01/2044	114	115
1.588% due 03/01/2044	521	527
1.625% due 11/25/2023	129	130
2.526% due 08/01/2029	27	28
2.560% due 01/01/2036	359	374
2.630% due 12/01/2034	146	151
2.644% due 05/01/2035	544	569
2.673% due 03/01/2036	521	548
2.738% due 09/01/2031	28	29
2.753% due 11/01/2034	1,057	1,109
3.058% due 06/01/2035	411	432
3.359% due 12/01/2035	17	18
3.500% due 10/01/2025 - 11/01/2040	454,000	467,560
3.653% due 05/01/2036	64	65
4.000% due 10/01/2013 - 11/01/2040	761,062	782,978
4.381% due 08/01/2028	14	14
4.490% due 03/01/2027	3	4
4.500% due 10/01/2040 - 11/01/2040	219,000	227,883
5.000% due 10/01/2025 - 07/01/2040	228,865	242,337
5.500% due 03/01/2032 - 10/01/2040	1,662,314	1,769,311
5.610% due 01/25/2032	209	208
5.750% due 02/25/2033	289	296
6.000% due 04/25/2043 - 07/25/2044	350	383
6.473% due 10/25/2031	136	141
6.589% due 10/25/2031	745	803
8.500% due 10/25/2019	17	19
9.000% due 12/25/2019	62	71

Federal Housing Administration
7.430% due 07/01/2018 - 07/01/2024	185	186

Freddie Mac
0.457% due 10/15/2020	41	41
0.607% due 12/15/2029	182	182
1.262% due 10/15/2020	4	4
1.586% due 10/25/2044	530	551
1.786% due 07/25/2044	2,701	2,709
2.913% due 08/01/2035	76	80
3.494% due 09/01/2035	22	23
3.726% due 05/01/2025	8	8
4.000% due 05/01/2039 - 02/01/2040	76,623	78,685
4.500% due 10/15/2019 - 10/01/2040	191,012	198,622
5.000% due 04/15/2018 - 04/01/2030	43,140	45,493
5.500% due 10/01/2038	1,219,684	1,294,794
6.500% due 10/25/2043	178	201
6.555% due 09/25/2029	449	480
7.000% due 06/15/2013	50	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.002% due 11/25/2030	$199	$208
8.513% due 12/25/2030	184	210

Ginnie Mae
0.557% due 05/20/2037	6,122	6,101
0.807% due 12/16/2025	101	102
3.125% due 10/20/2027 - 10/20/2029	70	72
3.375% due 06/20/2021 - 04/20/2030	417	431
3.500% due 04/15/2039 - 05/15/2039	6,881	6,954
3.625% due 09/20/2023 - 09/20/2026	58	60
4.000% due 10/01/2040	10,000	10,338
4.500% due 10/01/2040	119,000	125,285
5.500% due 06/20/2035	1,203	1,243
6.000% due 06/20/2038	778	836

Overseas Private Investment Corp.
0.000% due 09/20/2013 - 12/14/2014	18,300	20,280
5.310% due 05/02/2016	11,030	11,789

Residual Funding Strip
0.000% due 10/15/2019	12,600	9,776

Small Business Administration
4.760% due 09/01/2025	295	321
4.875% due 09/10/2013	147	154
5.600% due 09/01/2028	754	842
6.220% due 12/01/2028	874	994
7.190% due 12/01/2019	319	353
7.200% due 10/01/2019	1,130	1,247

Tennessee Valley Authority
0.000% due 04/15/2042 (h)	2,000	2,033
5.250% due 09/15/2039	5,000	5,825

Total U.S. Government Agencies (Cost $5,317,402)		5,325,583

U.S. TREASURY OBLIGATIONS 28.7%

Treasury Inflation Protected Securities (i)
1.250% due 07/15/2020 (k)(n)	588,894	618,937
2.125% due 02/15/2040	31,268	34,925

U.S. Treasury Bonds
3.500% due 02/15/2039	66,410	64,241
4.250% due 05/15/2039	29,660	32,612
4.375% due 02/15/2038	3,100	3,494
4.375% due 11/15/2039 (n)	19,900	22,322
4.625% due 02/15/2040	600	701
6.250% due 08/15/2023	15,000	20,316
7.125% due 02/15/2023	66,000	95,195
7.250% due 08/15/2022 (k)(n)	353,700	512,920
7.500% due 11/15/2024	13,200	20,010
7.625% due 11/15/2022	33,000	49,273
7.625% due 02/15/2025	17,400	26,712
7.875% due 02/15/2021	122,000	180,827
8.000% due 11/15/2021	173,200	261,261
8.125% due 05/15/2021	33,000	49,845
8.125% due 08/15/2021	35,400	53,659
8.500% due 02/15/2020	49,700	75,032
8.750% due 05/15/2020	3,600	5,540
8.750% due 08/15/2020	78,300	121,010

U.S. Treasury Notes
2.375% due 08/31/2014 (k)	300	317
2.750% due 11/30/2016	36,400	38,692
2.750% due 02/15/2019 (k)	239,600	248,622
3.000% due 02/28/2017	63,000	67,779
3.125% due 05/15/2019	14,300	15,202
3.250% due 12/31/2016	14,000	15,286
3.375% due 11/15/2019	191,400	206,263
3.625% due 08/15/2019 (n)	277,939	305,733
3.750% due 11/15/2018	1,400	1,564
3.875% due 05/15/2018	79,000	89,227

See Accompanying Notes	Semiannual Report	September 30, 2010	163

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.125% due 08/15/2019	$81,600	$119,372
8.875% due 02/15/2019	72,000	108,844

Total U.S. Treasury Obligations (Cost $3,275,516)		3,465,733

MORTGAGE-BACKED SECURITIES 5.7%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035	43	32
3.113% due 05/25/2035	113	112

American General Mortgage Loan Trust
5.150% due 03/25/2058	8,991	9,252

American Home Mortgage Assets
0.446% due 05/25/2046	1,301	702
0.466% due 10/25/2046	234	120

American Home Mortgage Investment Trust
2.034% due 09/25/2045	1,549	1,371
2.678% due 02/25/2045	2,736	2,381

Banc of America Alternative Loan Trust
5.750% due 04/25/2033	1,066	1,108
6.000% due 01/25/2036	2,632	1,930

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	462	474

Banc of America Funding Corp.
5.500% due 09/25/2034	6,372	5,882
5.806% due 03/25/2037	167	143
6.000% due 03/25/2037	7,000	5,641
6.065% due 10/20/2046	9,125	8,210

Banc of America Mortgage Securities, Inc.
2.957% due 05/25/2034	1,500	1,382
3.306% due 01/25/2035	981	838
6.500% due 09/25/2033	233	242

BCRR Trust
6.002% due 08/17/2045	6,890	7,458

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	683	656
2.560% due 08/25/2035	461	437
2.616% due 04/25/2034	458	440
2.760% due 03/25/2035	997	952
2.775% due 08/25/2033	1,236	1,204
2.934% due 03/25/2035	1,151	1,106
2.937% due 08/25/2035	4,414	3,242
3.013% due 05/25/2034	184	173
3.350% due 02/25/2034	13	11
3.569% due 10/25/2033	76	78
3.691% due 11/25/2034	24	23
4.578% due 05/25/2034	60	60
5.347% due 05/25/2047	1,370	1,053
5.382% due 02/25/2036	3,494	3,073

Bear Stearns Alt-A Trust
0.416% due 08/25/2036	6,063	3,231
0.456% due 02/25/2034	249	103
0.936% due 09/25/2034	438	351
2.848% due 05/25/2035	2,531	2,059
2.984% due 09/25/2035	3,372	2,563
3.016% due 08/25/2036 (a)	42	21
4.044% due 11/25/2035	458	262
5.011% due 01/25/2036	4,516	2,699
5.316% due 11/25/2036	4,450	2,754
5.386% due 11/25/2036	7,226	4,492
5.533% due 11/25/2036	2,052	1,452

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	337	319

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	525	364
5.436% due 12/26/2046	2,610	1,864

Chase Mortgage Finance Corp.
2.926% due 02/25/2037	1,320	1,331
3.154% due 02/25/2037	173	173
3.186% due 02/25/2037	960	892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.243% due 07/25/2037	$367	$362
5.420% due 03/25/2037	354	294

Chaseflex Trust
0.716% due 07/25/2037	1,113	626
6.000% due 02/25/2037	2,000	1,587
6.350% due 08/25/2037	6,000	4,274

Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	1,951	1,764

Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043	1,559	1,599

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	649	611
2.560% due 08/25/2035	413	386
2.917% due 08/25/2035	739	698
3.408% due 02/25/2034	650	636
5.407% due 11/25/2036	2,621	1,608
5.500% due 09/25/2035	1,298	1,251
5.864% due 09/25/2037	2,084	1,529

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	400	437

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	31	30
0.416% due 02/25/2047	650	413
0.436% due 05/25/2047	10,673	5,930
0.437% due 02/20/2047	896	506
0.446% due 11/25/2046	484	278
0.452% due 12/20/2046	12,677	6,295
0.467% due 03/20/2046	5,216	2,958
0.536% due 12/25/2035	666	466
0.536% due 02/25/2037	752	434
0.606% due 05/25/2037	177	92
0.706% due 09/25/2035	13,011	8,942
0.756% due 12/25/2035	12,963	7,649
0.756% due 05/25/2037	4,300	2,387
1.156% due 12/25/2036	17,515	9,166
1.370% due 12/25/2035	2,589	1,605
1.370% due 02/25/2036	37	25
3.834% due 06/25/2037	8,549	5,348
5.250% due 10/25/2033	4,500	4,254
5.250% due 06/25/2035	102	84
5.500% due 11/25/2035	4,985	3,742
5.500% due 01/25/2036	1,800	1,321
5.500% due 03/25/2036	151	110
6.000% due 04/25/2036	2,500	1,877
6.000% due 05/25/2036	2,437	1,735
6.000% due 05/25/2037	2,775	1,726
6.000% due 08/25/2037	4,619	3,606
6.250% due 11/25/2036	2,349	1,765
6.500% due 06/25/2036	337	211

Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035	10,965	6,499
0.586% due 02/25/2035	140	104
0.596% due 06/25/2035	1,763	1,505
0.636% due 09/25/2034	20	12
0.656% due 11/25/2034	177	148
2.801% due 06/20/2035	74	53
2.878% due 09/25/2034	105	46
2.948% due 08/25/2034	1,680	1,383
2.985% due 08/25/2034	45	32
3.466% due 11/25/2034	158	137
4.669% due 02/20/2036	50	40
5.000% due 11/25/2035	1,821	1,614
5.250% due 02/20/2036	1,944	1,256
5.500% due 11/25/2035	1,076	1,011
5.574% due 09/20/2036	531	320
5.750% due 07/25/2037	43,059	36,318
6.000% due 02/25/2036	3,056	2,587
6.000% due 05/25/2036	12,504	10,198

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033	12	11
2.682% due 08/25/2033	175	172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/25/2033		$3	$3
6.530% due 06/15/2034		390	396

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		4,455	4,690
5.467% due 09/18/2039		2,500	2,723
6.250% due 08/25/2036		3,500	2,742

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037		404	404

Downey Savings & Loan Association Mortgage Loan Trust
0.517% due 08/19/2045		67	44
2.483% due 07/19/2044		1,127	837

EF Hutton Trust II
9.950% due 10/20/2018		40	41

EMF-NL
1.646% due 04/17/2041	EUR	7,700	8,135
1.846% due 07/17/2041		1,200	1,101
2.096% due 10/17/2041		600	565

Eurosail PLC
1.596% due 10/17/2040		6,067	7,398

First Horizon Alternative Mortgage Securities
2.545% due 09/25/2034		$223	214
2.570% due 09/25/2035		1,847	1,340

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		34	33
2.876% due 12/25/2033		80	78
2.923% due 08/25/2035		254	245

First Republic Mortgage Loan Trust
0.607% due 11/15/2031		32	29

GE Capital Commercial Mortgage Corp.
3.884% due 12/10/2049		1,204	1,206

German Residential Asset Note Distributor PLC
1.101% due 07/20/2016	EUR	24,618	29,183

GMAC Commercial Mortgage Securities, Inc.
0.965% due 04/15/2034 (b)		$29,840	102
4.576% due 05/10/2040		505	532

Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047		204	192
0.526% due 11/25/2045		37	22

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033		187	160

GS Mortgage Securities Corp. II
4.295% due 01/10/2040		5,186	5,351
5.374% due 05/17/2045		4,600	5,106

GSR Mortgage Loan Trust
2.140% due 03/25/2033		71	70
2.866% due 09/25/2035		941	924
2.923% due 09/25/2035		1,891	1,813
5.000% due 05/25/2037		4,706	4,330
5.750% due 03/25/2036		3,210	2,841
5.750% due 01/25/2037		3,500	3,037
6.000% due 02/25/2036		9,213	8,460
6.000% due 03/25/2037		7,753	7,005
6.000% due 05/25/2037		4,912	4,670
6.500% due 09/25/2036		1,884	1,621

Harborview Mortgage Loan Trust
0.437% due 11/19/2036		459	289
0.437% due 11/19/2046		155	80
0.447% due 01/19/2038		6,798	4,269
0.477% due 05/19/2035		1,116	700
0.497% due 06/19/2035		205	134
0.497% due 03/19/2036		6,377	3,725
0.527% due 03/19/2035		6,215	4,272
0.537% due 02/19/2036		2,929	1,776
3.041% due 05/19/2033		147	149
3.048% due 07/19/2035		1,146	913

Impac CMB Trust
0.916% due 03/25/2035		682	473

164	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac Secured Assets CMN Owner Trust
0.606% due 05/25/2036	$948	$793

Indymac ARM Trust
2.106% due 01/25/2032	6	5

Indymac IMSC Mortgage Loan Trust
5.604% due 06/25/2037	2,418	1,217

Indymac INDA Mortgage Loan Trust
4.924% due 12/25/2036	151	110
4.947% due 01/25/2036	5,405	4,537

Indymac Index Mortgage Loan Trust
0.456% due 11/25/2046	1,006	226
2.675% due 01/25/2036	1,317	812
2.767% due 12/25/2034	52	39

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	231	209

JPMorgan Mortgage Trust
2.885% due 05/25/2034	429	416
2.971% due 07/25/2035	211	206
3.279% due 07/25/2035	186	183
4.071% due 11/25/2033	70	70
5.022% due 02/25/2035	839	851
5.409% due 11/25/2035	3,379	3,278
5.686% due 04/25/2036	5,697	5,647
5.750% due 01/25/2036	7,132	6,454
6.000% due 08/25/2037	18,093	17,201
6.250% due 07/25/2036	5,400	5,071
6.500% due 08/25/2036	8,580	7,103

LB-UBS Commercial Mortgage Trust
4.567% due 06/15/2029	115	116
5.642% due 12/15/2025	134	136

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.377% due 09/15/2021	2,994	2,875
0.557% due 06/15/2022	7,514	7,089

Luminent Mortgage Trust
0.426% due 12/25/2036	447	283

MASTR Adjustable Rate Mortgages Trust
0.556% due 05/25/2047	900	209
2.378% due 05/25/2034	861	799

MASTR Alternative Loans Trust
0.656% due 11/25/2033	388	377

MASTR Asset Securitization Trust
5.500% due 11/25/2017	42	44
5.500% due 09/25/2033	94	98

MASTR Seasoned Securities Trust
4.608% due 10/25/2032	82	72

Mellon Residential Funding Corp.
0.607% due 11/15/2031	143	136
0.697% due 12/15/2030	257	243

Merrill Lynch Floating Trust
0.796% due 07/09/2021	4,799	4,467

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	2,716	2,119
0.506% due 08/25/2036	53	35
2.570% due 02/25/2033	65	62

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	709	631
1.350% due 11/25/2029 (b)	11,326	397
2.009% due 10/25/2035	542	495

Morgan Stanley Capital I
5.447% due 02/12/2044	50	52

Morgan Stanley Mortgage Loan Trust
2.508% due 07/25/2035	869	627
2.600% due 07/25/2035	476	340
2.943% due 08/25/2034	131	112
5.175% due 06/25/2036	206	195
6.000% due 10/25/2037	8,747	6,543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		$900	$986

Newgate Funding PLC
1.479% due 12/15/2050	EUR	19,000	21,006

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035		$2,113	1,638

Opteum Mortgage Acceptance Corp.
5.675% due 12/25/2035		9,056	8,602

Prime Mortgage Trust
5.500% due 06/25/2036		1,824	1,526

RBSCF Trust
6.102% due 02/16/2051		2,500	2,767
6.216% due 12/16/2049		8,000	8,822

Residential Accredit Loans, Inc.
0.416% due 01/25/2037		9,713	5,621
0.436% due 06/25/2046		1,484	593
0.466% due 04/25/2046		1,542	653
0.506% due 02/25/2036		859	370
0.556% due 08/25/2035		205	131
0.656% due 03/25/2033		291	261
0.656% due 10/25/2045		734	398
3.261% due 03/25/2035		2,275	1,571
3.411% due 02/25/2035		3,493	2,507
5.893% due 01/25/2036		527	295

Residential Asset Securitization Trust
0.656% due 05/25/2033		226	198
0.656% due 01/25/2046		4,765	2,290
0.956% due 10/25/2035		14,912	10,301
5.500% due 07/25/2035		258	208
5.500% due 09/25/2035		703	558
5.500% due 12/25/2035		1,088	930
5.750% due 02/25/2036		3,165	2,310
6.000% due 07/25/2037		3,500	2,866
6.250% due 07/25/2036		12,009	7,999

Residential Funding Mortgage Securities I
3.275% due 09/25/2035		57	42
3.546% due 09/25/2036		144	94
5.500% due 11/25/2035		10,673	9,377
5.646% due 02/25/2036		1,959	1,451
6.000% due 10/25/2036		3,300	2,862
6.500% due 03/25/2032		12	13

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032		262	217

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035		57	31
2.664% due 04/25/2034		183	160
2.695% due 08/25/2035		86	70
2.711% due 01/25/2035		416	303
2.783% due 02/25/2034		91	88
5.210% due 09/25/2034		290	272
5.826% due 04/25/2036		3,033	2,305

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047		12	12
0.446% due 07/25/2046		254	154
0.466% due 04/25/2036		823	469
0.466% due 08/25/2036		970	608
0.476% due 05/25/2036		2,459	1,401
0.507% due 07/19/2035		286	258
0.536% due 02/25/2036		279	173
0.556% due 08/25/2036		1,000	125
0.607% due 03/19/2034		15	14
0.837% due 07/19/2034		46	41

Structured Asset Securities Corp.
0.306% due 05/25/2036		6	6
2.256% due 01/25/2032		255	226
2.841% due 10/25/2035		712	574
4.320% due 12/25/2034		989	1,000
4.740% due 12/25/2034		1,407	1,368

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037		9	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	$1,126	$1,097
0.366% due 11/25/2046	1,141	1,110
0.376% due 10/25/2046	1,741	1,728
0.386% due 06/25/2037	53	51

TIAA Seasoned Commercial Mortgage Trust
6.043% due 08/15/2039	1,800	1,786

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	153	142
4.782% due 03/15/2042	236	236
5.275% due 11/15/2048	2,000	2,057
5.308% due 11/15/2048	900	971
5.572% due 10/15/2048	1,700	1,781

Wachovia Mortgage Loan Trust LLC
5.940% due 03/20/2037	2,485	2,217

WaMu Mortgage Pass-Through Certificates
0.516% due 11/25/2045	106	87
0.526% due 12/25/2045	53	45
0.566% due 01/25/2045	153	128
0.576% due 07/25/2045	38	32
0.576% due 08/25/2045	872	735
0.796% due 12/25/2027	1,839	1,658
1.070% due 02/25/2047	255	151
1.100% due 01/25/2047	126	81
1.120% due 06/25/2047	703	195
1.130% due 04/25/2047	167	107
1.180% due 12/25/2046	802	546
1.190% due 12/25/2046	6,760	4,099
1.350% due 06/25/2046	1,152	851
1.570% due 11/25/2042	51	44
2.384% due 03/25/2033	260	249
2.700% due 06/25/2033	539	518
2.718% due 10/25/2034	1,163	1,081
3.003% due 02/27/2034	463	461
3.253% due 08/25/2046	2,280	1,578
3.253% due 09/25/2046	599	435
3.253% due 10/25/2046	430	302
3.253% due 11/25/2046	1,282	897
5.140% due 01/25/2036	3,560	2,806
5.200% due 03/25/2037	2,071	1,704
5.241% due 02/25/2037	970	731
5.503% due 02/25/2037	1,166	865
5.507% due 11/25/2036	5,075	3,929
5.581% due 06/25/2037	7,396	5,862
5.665% due 07/25/2037	1,565	1,082
5.693% due 10/25/2036	174	133

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.956% due 01/25/2036	15,371	9,392
1.310% due 07/25/2046	203	95

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	30	28

Wells Fargo Mortgage-Backed Securities Trust
2.873% due 03/25/2035	1,275	1,172
2.889% due 07/25/2035	14	14
2.893% due 06/25/2035	1,138	1,089
2.904% due 03/25/2035	7,275	6,940
2.911% due 09/25/2034	4,689	3,222
2.966% due 12/25/2034	1,000	974
3.424% due 04/25/2036	5,121	4,858
3.778% due 06/25/2035	1,082	1,081
4.576% due 03/25/2036	5,874	5,052
4.626% due 09/25/2033	4,130	4,245
4.679% due 12/25/2033	27	27
4.900% due 01/25/2035	681	664
5.000% due 11/25/2036	800	783
5.442% due 07/25/2036	10,200	8,684
5.500% due 03/25/2036	972	902
5.505% due 05/25/2036	1,778	1,476
6.000% due 03/25/2037	10,500	9,684
6.000% due 04/25/2037	7,600	6,985
6.000% due 07/25/2037	4,000	3,367

See Accompanying Notes	Semiannual Report	September 30, 2010	165

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Windermere CMBS PLC
1.074% due 08/22/2016	EUR	20,072	$23,680

Total Mortgage-Backed Securities (Cost $636,462)			694,293

ASSET-BACKED SECURITIES 1.0%

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		$5	4

Ally Auto Receivables Trust
1.320% due 03/15/2012		2,032	2,038

Ameriquest Mortgage Securities, Inc.
5.325% due 11/25/2035		1,335	1,372

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		6	6
0.956% due 10/25/2031		905	785

Argent Securities, Inc.
0.456% due 10/25/2035		73	67

Asset-Backed Funding Certificates
0.606% due 06/25/2034		388	301
1.389% due 12/25/2032		1,722	1,506

Bayview Financial Acquisition Trust
5.638% due 11/28/2036		810	756

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036		24	23
0.586% due 01/25/2036		40	39
0.606% due 09/25/2034		9	9
1.256% due 11/25/2042		25	22
5.500% due 08/25/2036		2,535	1,445

Bear Stearns Second Lien Trust
0.476% due 12/25/2036		2,297	1,878

Carrington Mortgage Loan Trust
0.306% due 12/25/2036		32	30
0.306% due 01/25/2037		192	184
0.356% due 06/25/2037		143	126
0.416% due 01/25/2036		53	53

Citicorp Residential Mortgage Securities, Inc.
5.540% due 03/25/2037		176	176

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037		28	26
0.316% due 07/25/2045		134	105
0.356% due 10/25/2036		111	111
0.416% due 12/25/2036		4,675	1,697

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		126	125
0.306% due 06/25/2047		284	279
0.356% due 09/25/2037		154	147
0.366% due 10/25/2046		104	103
0.416% due 02/25/2036		1	1
0.596% due 12/25/2036		813	351
0.736% due 12/25/2031		2	1
0.856% due 04/25/2035		909	906
5.683% due 10/25/2046		6,163	5,889
5.689% due 10/25/2046		4,670	3,404

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		9	7

Credit-Based Asset Servicing & Securitization LLC
5.239% due 03/25/2037		1,900	1,024
5.821% due 01/25/2037		2,000	971
5.844% due 04/25/2037		159	160
6.280% due 05/25/2035		2,354	2,335

Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030		1,302	1,361

Denver Arena Trust
6.940% due 11/15/2019		103	94

First NLC Trust
0.326% due 08/25/2037		42	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	$1,519	$1,520

Fremont Home Loan Truste
0.316% due 01/25/2037	25	23

GSAA Trust
4.999% due 09/25/2035	2,333	2,121

Home Equity Mortgage Trust
5.367% due 07/25/2036	430	92

HSBC Home Equity Loan Trust
0.547% due 01/20/2034	5,525	5,003
0.567% due 01/20/2035	53	48
5.690% due 07/20/2036	976	1,004

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036	44	33
0.316% due 05/25/2037	85	83

IXIS Real Estate Capital Trust
0.486% due 01/25/2037	7,000	2,601

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047	33	24
0.336% due 08/25/2036	4	1
0.396% due 10/25/2036	12,500	5,390
5.830% due 07/25/2036	9,000	4,719

Lehman XS Trust
0.406% due 04/25/2037	187	138

Long Beach Mortgage Loan Trust
0.416% due 09/25/2036	3,813	1,432
0.536% due 10/25/2034	588	501
0.556% due 02/25/2036	2,890	1,015
0.596% due 01/25/2046	5,000	1,844

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	145	93
0.316% due 11/25/2036	36	36

Merit Securities Corp.
6.690% due 07/28/2033	2,219	2,431

Merrill Lynch First Franklin Mortgage Loan Trust
0.506% due 04/25/2037	12,500	6,112

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	98	97
5.450% due 02/25/2037	2,000	577

Morgan Stanley ABS Capital I
0.306% due 11/25/2036	82	82
0.496% due 06/25/2036	2,000	757
1.306% due 09/25/2033	3,205	2,455

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	1	1

Nationstar Home Mortgage LLC
3.756% due 07/25/2034	129	16

Option One Mortgage Loan Trust
0.386% due 07/25/2037	1,900	1,051
5.599% due 01/25/2037	9,000	7,889

Ownit Mortgage Loan Asset-Backed Certificates
5.290% due 12/25/2036	1,642	1,031

Park Place Securities, Inc.
0.516% due 09/25/2035	46	42

Popular ABS Mortgage Pass-Through Trust
4.620% due 04/25/2035	203	203

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033	49	41
5.903% due 09/25/2037	7,990	5,802

Residential Asset Mortgage Products, Inc.
0.526% due 09/25/2035	1,447	1,438
0.816% due 06/25/2032	8	6
1.456% due 09/25/2047	617	475

Residential Asset Securities Corp.
5.010% due 04/25/2033	4,101	3,658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.228% due 04/25/2032		$1,231	$1,259
7.279% due 04/25/2032		637	581

Restructured Asset Securities
4.000% due 12/15/2030		1,928	1,913

SBI HELOC Trust
0.426% due 08/25/2036		17	17

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037		495	377

SLM Student Loan Trust
0.498% due 10/25/2016		505	504
1.798% due 01/25/2018		3,525	3,636
1.998% due 04/25/2023		2,325	2,409

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		178	84
0.536% due 10/25/2036		13,000	5,276

Specialty Underwriting & Residential Finance
0.406% due 09/25/2037		6,700	2,076

Structured Asset Investment Loan Trust
0.306% due 07/25/2036		3	3

Structured Asset Securities Corp.
0.306% due 10/25/2036		27	27
0.496% due 08/25/2035		62	60
0.546% due 01/25/2033		10	9
4.440% due 02/25/2035		248	245

Terwin Mortgage Trust
0.726% due 12/25/2034		167	127
4.650% due 07/25/2036		268	274
4.761% due 09/25/2036		576	576
4.849% due 08/25/2036		669	624

USAA Auto Owner Trust
4.980% due 10/15/2012		247	247

WaMu Asset-Backed Certificates
0.406% due 01/25/2037		10,200	4,093

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		88	88

Total Asset-Backed Securities (Cost $107,104)			116,336

SOVEREIGN ISSUES 7.3%

Australia Government Bond
4.750% due 06/15/2016	AUD	213,500	204,819
6.000% due 02/15/2017		90,200	92,325

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	9,381	5,445
10.000% due 01/01/2017		96,190	52,600

Canada Government Bond
1.000% due 09/01/2011	CAD	273,500	265,258
1.500% due 03/01/2012		138,000	134,495
1.500% due 12/01/2012		84,000	81,782

Province of Ontario Canada
4.600% due 06/02/2039		10,300	10,661

Province of Quebec Canada
5.000% due 12/01/2041		5,000	5,460

Qatar Government International Bond
5.250% due 01/20/2020		$25,900	28,619

Republic of Germany
3.750% due 01/04/2019	EUR	600	918

Total Sovereign Issues (Cost $854,783)			882,382

		SHARES
COMMON STOCKS 0.0%

BANKING & FINANCE 0.0%

CIT Group, Inc. (f)		58,149	2,374

Total Common Stocks (Cost $631)			2,374

166	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	51,500	$443

UTILITIES 0.2%

PPL Corp.
9.500% due 07/01/2013	488,400	27,868

Total Convertible Preferred Securities (Cost $25,301)		28,311

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Citigroup, Inc.
6.150% due 12/15/2012	465,000	6,952

Fannie Mae
8.250% due 12/31/2049	8,000	4

Total Preferred Securities (Cost $7,267)		6,956

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.3%

COMMERCIAL PAPER 0.0%

MBNA Europe Funding PLC
6.000% due 11/12/2010	GBP	2,069	$3,261

REPURCHASE AGREEMENTS 0.8%

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010		$8,300	8,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $8,495. Repurchase proceeds are $8,300.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		89,000	89,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $90,802. Repurchase proceeds are $89,001.)

			97,300

JAPAN TREASURY BILLS 1.7%
0.112% due 10/18/2010	JPY	16,560,000	198,360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
0.191% due 10/07/2010 - 11/18/2010 (g)(k)(l)(n)	$48,512	$48,500

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (j) 5.4%
	65,550,164	656,682

Total Short-Term Instruments (Cost $993,204)		1,004,103

PURCHASED OPTIONS (p) 0.0%
(Cost $135)		129

Total Investments 128.5% (Cost $14,956,371)		$15,516,741

Written Options (q) (0.2%) (Premiums $23,594)		(26,025)

Other Assets and Liabilities (Net) (28.3%)		(3,411,053)

Net Assets 100.0%		$12,079,663

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-Issued security.
(e)	Payment in-kind bond security.
(f)	Non-income producing security.
(g)	Coupon represents a weighted average yield.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Affiliated to the Fund.
(k)	Securities with an aggregate market value of $85,891 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $780 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $71,400 at a weighted average interest rate of 0.056%. On September 30, 2010, there were no open reverse repurchase agreements.
(n)	Securities with an aggregate market value of $44,023 and cash of $30 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	38	$59
Euro-Bobl December Futures	Long	12/2010	229	(124)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	1,597	925
Japan Government 10-Year Bond December Futures	Short	12/2010	56	(1,437)
U.S. Treasury 2-Year Note December Futures	Short	12/2010	30	(11)
U.S. Treasury 5-Year Note December Futures	Short	12/2010	3,247	(3,598)
U.S. Treasury 10-Year Note December Futures	Short	12/2010	17,697	(9,477)
U.S. Treasury 30-Year Bond December Futures	Short	12/2010	4,041	(5,714)

				$(19,377)

(o)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date		Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RBS	(1.950%	)	04/15/2020	$	3,000	$ 1,046	$915	$131

See Accompanying Notes	Semiannual Report	September 30, 2010	167

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	3.387%	$	1,700	$204	$0	$204
Altria Group, Inc.	BNP	(1.000%	)	12/20/2018	1.403%		4,100	118	(66)	184
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.439%		5,000	48	0	48
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.791%		35,900	(336)	(293)	(43)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.899%		1,600	77	29	48
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.269%		4,600	(340)	0	(340)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	4.070%		2,300	147	0	147
BNP Paribas	JPM	(0.660%	)	03/20/2014	0.865%		10,000	68	0	68
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	1.467%		800	5	0	5
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.078%		100	0	1	(1)
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.483%		5,000	181	456	(275)
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.856%		4,800	212	48	164
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.565%		1,000	20	14	6
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.042%		6,500	19	296	(277)
Citigroup, Inc.	BOA	(1.000%	)	09/20/2020	1.733%		13,400	786	772	14
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.731%		2,500	(161)	0	(161)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.697%		6,900	697	639	58
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.378%		20,000	(469)	0	(469)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		2,500	219	162	57
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	1.211%		500	3	(9)	12
Embarq Corp.	DUB	(1.000%	)	06/20/2013	1.211%		200	1	(4)	5
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.936%		10,700	520	(187)	707
HCA, Inc.	JPM	(5.000%	)	03/20/2014	3.540%		5,000	(242)	(223)	(19)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.239%		1,200	(6)	0	(6)
JC Penney Corp., Inc.	GSC	(1.000%	)	09/20/2012	1.385%		4,400	32	19	13
Jones Apparel Group, Inc.	BCLY	(5.000%	)	06/20/2014	1.714%		15,000	(1,778)	(153)	(1,625)
KB Home	BNP	(1.000%	)	03/20/2015	4.383%		1,200	158	50	108
KB Home	BOA	(1.000%	)	06/20/2018	4.728%		1,300	275	63	212
Lloyds Banking Group PLC	MSC	(3.000%	)	06/20/2020	2.653%	EUR	10,000	(379)	(190)	(189)
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	1.188%	$	9,200	39	62	(23)
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	1.939%		7,600	397	359	38
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.277%		2,000	26	(46)	72
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.960%		2,500	269	224	45
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.732%		3,000	222	139	83
Masco Corp.	UBS	(4.650%	)	12/20/2016	3.041%		5,000	(435)	0	(435)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.609%		5,000	(13)	0	(13)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.603%		2,500	98	22	76
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		4,900	52	49	3
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		2,000	119	115	4
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.530%		3,400	(304)	0	(304)
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	4.523%		6,500	(94)	(117)	23
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		2,000	(29)	(47)	18
Pactiv Corp.	MSC	(5.000%	)	06/20/2017	5.220%		5,000	49	(328)	377
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		6,000	(58)	0	(58)
ProLogis	CITI	(1.000%	)	06/20/2012	2.536%		2,000	52	43	9
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.815%		1,000	(12)	(11)	(1)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		4,500	(85)	(9)	(76)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.548%		4,000	144	58	86
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.894%		5,000	(104)	0	(104)
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.530%		1,200	(4)	0	(4)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.456%		16,100	(362)	0	(362)
Sempra Energy	CITI	(1.000%	)	06/20/2016	0.676%		7,000	(126)	(88)	(38)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.657%		6,300	947	617	330
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.957%		6,000	(576)	0	(576)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.861%		2,100	(153)	(64)	(89)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.045%		2,000	(197)	(97)	(100)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	0.981%		4,000	(7)	48	(55)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.295%		1,400	10	0	10
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	2.334%		2,000	164	108	56
Transocean, Inc.	BCLY	(1.000%	)	06/20/2011	0.758%		6,400	(13)	43	(56)
Transocean, Inc.	DUB	(5.000%	)	03/20/2012	1.065%		12,800	(759)	(53)	(706)
Transocean, Inc.	GSC	(1.000%	)	03/20/2011	0.758%		21,200	(31)	421	(452)
Transocean, Inc.	GSC	(1.000%	)	03/20/2012	1.065%		5,000	3	129	(126)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	1.280%		5,000	49	354	(305)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.120%		1,000	(8)	0	(8)

								$(651)	$3,355	$(4,006)

168	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
BP Capital Markets PLC	BCLY	1.000%	06/20/2012	0.926%	EUR	2,900	$6	$(319)	$325
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%		4,300	(156)	(647)	491
BP Capital Markets PLC	CITI	5.000%	06/20/2015	1.604%	$	900	136	16	120
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%		9,700	1,472	149	1,323
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		26,400	1,167	(298)	1,465
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%		10,100	1,532	50	1,482
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		3,700	579	62	517
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		900	40	(23)	63
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		4,800	728	71	657
Egypt Government International Bond	BCLY	1.000%	06/20/2015	2.323%		18,700	(1,079)	(1,371)	292
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%		17,000	(981)	(1,208)	227
Egypt Government International Bond	DUB	1.000%	06/20/2015	2.323%		8,800	(508)	(642)	134
France Government Bond	CITI	0.250%	06/20/2011	0.361%		39,800	(29)	(56)	27
France Government Bond	MSC	0.250%	06/20/2011	0.361%		85,700	(62)	(120)	58
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		400	(16)	(30)	14
Goldman Sachs Group, Inc.	BCLY	1.000%	06/20/2011	0.936%		44,400	34	(128)	162
International Lease Finance Corp.	CITI	5.000%	06/20/2015	4.750%		7,100	80	0	80
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		28,100	(5)	(81)	76

							$2,938	$(4,575)	$7,513

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014	$	86,856	$(2,069)	$5,429	$(7,498)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014		94,000	(2,239)	3,496	(5,735)
CDX.HY-13 5-Year Index	CITI	(5.000%	)	12/20/2014		118,800	(1,341)	297	(1,638)
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015		182,100	1,373	1,356	17
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		71,821	(321)	1,233	(1,554)
CDX.IG-13 5-Year Index	BOA	(1.000%	)	12/20/2014		300,000	(840)	(1,888)	1,048
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014		184,000	(515)	(1,458)	943
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		132,200	65	1,349	(1,284)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		62,900	31	656	(625)
CMBX.NA AAA 3 Index	GSC	(0.080%	)	12/13/2049		76,900	4,558	10,862	(6,304)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		126,200	8,443	19,146	(10,703)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	25,600	(53)	(448)	395

							$7,092	$40,030	$(32,938)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE PENAAA 06-2 Index	CSFB	0.110%	05/25/2046	$	471	$(101)	$(179)	$78
ABX.HE PENAAA 07-1 Index	BCLY	0.090%	08/25/2037		2,093	(873)	(1,350)	477
ABX.HE PENAAA 07-1 Index	CSFB	0.090%	08/25/2037		797	(333)	(515)	182
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016		578	(24)	(46)	22

						$(1,331)	$(2,090)	$759

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	169

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.240% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/10/2012	DUB	$	26,751	EUR	19,700	$(111)	$32	$(143)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC	BRL	59,500	$360	$392	$(32)
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		62,500	338	260	78
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		22,500	122	110	12
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		189,500	1,183	(514)	1,697
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		80,100	173	84	89
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		74,000	513	587	(74)
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		117,900	1,137	88	1,049
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		127,500	1,416	14	1,402
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		214,000	1,954	(39)	1,993
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		157,100	1,625	223	1,402
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		89,700	1,012	0	1,012
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		7,500	7	(3)	10
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		129,300	268	0	268
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		290,800	1,687	(354)	2,041
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		59,700	505	126	379
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		214,800	1,586	1,193	393
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		22,400	376	128	248
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	BOA	$	10,100	(651)	0	(651)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	CSFB		4,000	(258)	0	(258)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	GSC		25,400	(1,636)	0	(1,636)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	RBS		4,300	(267)	0	(267)
Receive	3-Month USD-LIBOR	3.500%	09/02/2020	BCLY		177,200	(15,437)	0	(15,437)
Receive	3-Month USD-LIBOR	3.500%	09/02/2020	JPM		25,400	(2,213)	0	(2,213)

							$(6,200)	$2,295	$(8,495)

(p)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$140.000	11/26/2010	6,500	$118	$105
Call - CBOT U.S. Treasury 10-Year Note December Futures	145.000	11/26/2010	1,500	17	24

				$135	$129

(q)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	583	$181	$256
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	583	143	46

				$324	$302

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	27,600	$73	$1,617
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		27,600	224	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		60,300	540	323
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		18,300	74	1,072
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		18,300	155	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		108,800	1,058	583
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,200	29	28
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		379,800	988	1,919
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		379,800	1,841	17
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		12,800	70	720
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		12,800	104	1

170	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	149,700	$1,704	$802
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		19,500	133	128
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		75,700	462	4,259
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		75,700	727	4
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		106,800	1,109	709
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		21,700	207	116
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		15,800	103	926
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		15,800	126	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		106,700	1,014	572
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		20,800	109	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		109,400	659	30
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		28,500	182	191
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		765,900	1,592	3,870
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		765,900	4,289	35
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		25,600	186	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		70,400	416	3,961
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		38,100	381	2
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		91,800	900	610
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		463,100	3,648	3,096

								$23,103	$25,591

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	13,500	$34	$35
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		13,500	44	30
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	18,800	89	67

							$167	$132

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	13,378	$1,424,600	EUR	221,300	$18,802
Sales	8,862	4,725,600		454,600	33,704
Closing Buys	(17,004)	(1,767,000)		(648,900)	(25,720)
Expirations	0	(87,200)		0	(651)
Exercised	(4,070)	(260,000)		0	(2,541)

Balance at 09/30/2010	1,166	$4,036,000	EUR	27,000	$23,594

(r)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$70	0.00%

(s)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	10/01/2040	$19,000	$19,119	$19,119
Fannie Mae	3.500%	11/01/2040	18,000	18,058	18,058
Fannie Mae	5.000%	10/01/2025	131,000	139,085	138,983
Fannie Mae	5.000%	06/01/2040	363	386	382
Fannie Mae	5.000%	07/01/2040	224	238	236
Fannie Mae	5.000%	08/12/2040	23,836	25,356	25,453
Fannie Mae	5.000%	10/01/2040	572,950	609,813	607,321
Fannie Mae	5.000%	11/01/2040	2,331,000	2,449,862	2,452,287
Fannie Mae	5.000%	12/01/2099	42,000	44,783	44,493
Fannie Mae	5.500%	10/01/2040	680,600	727,844	723,563
Fannie Mae	6.000%	10/01/2040	298,800	320,381	321,070
Fannie Mae	6.500%	10/01/2040	2,900	3,151	3,164
Freddie Mac	5.000%	10/01/2040	125,000	132,285	131,348
Freddie Mac	5.500%	10/01/2040	776,000	826,187	823,167
Ginnie Mae	5.000%	10/01/2040	83,000	88,966	88,395
Ginnie Mae	5.500%	11/01/2040	3,000	3,219	3,220
Ginnie Mae	6.000%	10/01/2040	500	543	543
Ginnie Mae	6.000%	11/01/2040	8,200	8,885	8,887

See Accompanying Notes	Semiannual Report	September 30, 2010	171

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Ginnie Mae	6.500%	10/01/2040	$4,000	$4,385	$4,401
Ginnie Mae	6.500%	11/01/2040	3,600	3,946	3,953
U.S. Treasury Bonds	3.500%	05/15/2020	14,200	15,465	15,611
U.S. Treasury Notes	2.500%	06/30/2017	26,900	28,082	28,210
U.S. Treasury Notes	4.500%	11/15/2015	96,800	112,390	114,098

				$5,582,429	$5,575,962

(7)	Market value includes $2,427 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	109,219	10/2010	BCLY	$0	$(8,308)	$(8,308)
Sell		115,872	10/2010	BOA	0	(8,720)	(8,720)
Sell		149	10/2010	CITI	0	(8)	(8)
Sell		3,474	10/2010	DUB	0	(275)	(275)
Buy		7,057	10/2010	MSC	433	0	433
Sell		96,027	10/2010	UBS	0	(3,621)	(3,621)
Sell	BRL	40,861	10/2010	BOA	0	(1,440)	(1,440)
Buy		70,161	10/2010	HSBC	1,850	0	1,850
Sell		28	10/2010	HSBC	0	(1)	(1)
Sell		29,271	10/2010	JPM	0	(1,006)	(1,006)
Sell		70,161	12/2010	HSBC	0	(1,876)	(1,876)
Sell		111	12/2010	RBS	0	(1)	(1)
Sell	CAD	94,259	11/2010	DUB	561	0	561
Sell		83,960	11/2010	HSBC	0	(1,086)	(1,086)
Sell		13,901	11/2010	MSC	0	(194)	(194)
Sell		274,789	11/2010	RBC	0	(4,056)	(4,056)
Sell		47,299	11/2010	RBS	282	0	282
Sell	CHF	4,029	11/2010	CITI	0	(125)	(125)
Buy	CNY	7	11/2010	BCLY	0	0	0
Sell		252,973	11/2010	BCLY	0	(254)	(254)
Sell		109,047	11/2010	BOA	0	(125)	(125)
Sell		132,253	11/2010	CITI	0	(116)	(116)
Buy		216,485	11/2010	DUB	0	(70)	(70)
Sell		110,927	11/2010	DUB	0	(135)	(135)
Buy		93,717	11/2010	GSC	0	(73)	(73)
Buy		372,703	11/2010	JPM	0	(202)	(202)
Sell		123,390	11/2010	JPM	0	(124)	(124)
Buy		86,058	11/2010	MSC	0	(28)	(28)
Sell		40,379	11/2010	UBS	0	(56)	(56)
Buy		134,220	01/2011	BCLY	221	0	221
Sell		428,000	01/2011	BCLY	0	(1,400)	(1,400)
Buy		293,780	01/2011	JPM	280	0	280
Buy		178,082	04/2011	CITI	66	0	66
Buy		119,690	04/2011	HSBC	39	0	39
Buy		716,375	04/2011	JPM	1,512	0	1,512
Sell		93,296	04/2011	JPM	0	(327)	(327)
Buy		42,291	06/2011	HSBC	68	0	68
Buy		290,288	06/2011	JPM	582	0	582
Buy		147,433	09/2011	BOA	343	0	343
Buy		181,777	09/2011	CITI	402	0	402
Buy		115,163	09/2011	RBS	229	0	229
Buy		266,970	09/2011	UBS	530	0	530
Buy		393,002	11/2011	DUB	864	0	864
Buy		149,417	02/2012	BCLY	0	(258)	(258)
Buy		104,632	02/2012	BOA	0	(162)	(162)
Buy		227,085	02/2012	CITI	0	(408)	(408)
Buy		106,414	02/2012	DUB	0	(172)	(172)
Buy		118,413	02/2012	JPM	0	(210)	(210)
Buy		40,379	02/2012	UBS	0	(69)	(69)
Sell	EUR	37,713	10/2010	DUB	0	(3,088)	(3,088)
Sell		223,200	11/2010	BCLY	0	(8,597)	(8,597)
Buy		181	11/2010	CSFB	11	0	11
Buy		2,289	11/2010	JPM	6	0	6
Buy	GBP	4,367	12/2010	BOA	70	0	70
Buy		4,015	12/2010	CITI	14	0	14
Sell		69,091	12/2010	CITI	0	(1,207)	(1,207)
Sell		14,771	12/2010	GSC	0	(196)	(196)
Sell		33,367	12/2010	UBS	0	(495)	(495)
Buy	HKD	451,684	01/2011	DUB	18	0	18
Buy	INR	400,504	01/2011	BCLY	239	0	239
Buy		2,183,191	01/2011	HSBC	1,331	0	1,331

172	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	740,452	01/2011	MSC	$442	$0	$442
Sell	JPY	2,283,864	10/2010	GSC	0	(569)	(569)
Sell		16,560,000	10/2010	JPM	0	(11,261)	(11,261)
Buy		4,663,783	10/2010	RBS	99	0	99
Sell		2,379,919	10/2010	UBS	0	(580)	(580)
Buy		51,000	11/2010	GSC	3	0	3
Sell		2,431,795	11/2010	MSC	0	(242)	(242)
Sell		46,305	12/2010	CITI	0	(6)	(6)
Sell		4,663,784	12/2010	RBS	0	(97)	(97)
Buy	KRW	60,211,797	11/2010	BCLY	2,848	0	2,848
Sell		3,773,251	11/2010	BCLY	0	(117)	(117)
Buy		13,971,233	11/2010	BNP	224	0	224
Buy		46,651,703	11/2010	BOA	960	0	960
Buy		93,248,007	11/2010	CITI	3,262	0	3,262
Sell		3,682,800	11/2010	CITI	0	(112)	(112)
Buy		23,001,945	11/2010	DUB	371	0	371
Buy		304,980	11/2010	GSC	7	0	7
Buy		2,849,105	11/2010	HSBC	45	0	45
Buy		2,422,956	11/2010	JPM	16	(5)	11
Buy		5,036,600	11/2010	MSC	137	0	137
Buy		27,047,980	11/2010	RBS	1,361	0	1,361
Sell		5,618,464	11/2010	RBS	0	(162)	(162)
Buy	MXN	21,412	02/2011	JPM	9	0	9
Buy	MYR	371,397	02/2011	BCLY	0	(561)	(561)
Buy	SGD	41,432	11/2010	CITI	52	0	52
Buy		30,585	11/2010	CSFB	7	0	7
Buy		40,533	11/2010	HSBC	18	0	18
Buy		40,405	11/2010	RBS	50	0	50
Buy	TWD	25,156	10/2010	BCLY	1	0	1
Buy		74,653	10/2010	CITI	9	(1)	8
Buy		425,694	10/2010	GSC	274	0	274
Buy		266,354	01/2011	DUB	18	(54)	(36)
Buy		163,076	01/2011	JPM	65	0	65
Buy		251,027	01/2011	MSC	60	0	60
Buy		135,948	01/2011	UBS	69	0	69

					$20,358	$(62,256)	$(41,898)

(u)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$131,203	$0	$131,203
Corporate Bonds & Notes
Banking & Finance	0	2,029,634	0	2,029,634
Industrials	0	1,033,782	70	1,033,852
Utilities	0	216,267	0	216,267
Convertible Bonds & Notes
Banking & Finance	0	2,943	0	2,943
Industrials	0	81,110	0	81,110
Municipal Bonds & Notes
Arizona	0	3,086	0	3,086
California	0	220,094	0	220,094
Colorado	0	22,601	0	22,601
District of Columbia	0	160	0	160
Florida	0	11,709	0	11,709
Georgia	0	15,911	0	15,911
Illinois	0	47,668	0	47,668
Indiana	0	6,899	0	6,899
Iowa	0	391	0	391
Louisiana	0	292	0	292
Massachusetts	0	7,879	0	7,879
Michigan	0	313	0	313
Minnesota	0	9,423	0	9,423
Nevada	0	9,126	0	9,126
New York	0	23,434	0	23,434
North Carolina	0	3,458	0	3,458
Ohio	0	30,553	0	30,553
Pennsylvania	0	7,396	0	7,396

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Puerto Rico	$0	$850	$0	$850
Texas	0	48,317	0	48,317
Utah	0	9,646	0	9,646
Washington	0	13,079	0	13,079
West Virginia	0	3,247	0	3,247
U.S. Government Agencies	0	5,296,632	28,951	5,325,583
U.S. Treasury Obligations	0	3,465,733	0	3,465,733
Mortgage-Backed Securities	0	679,981	14,312	694,293
Asset-Backed Securities	0	116,336	0	116,336
Sovereign Issues	0	882,382	0	882,382
Common Stocks
Banking & Finance	2,374	0	0	2,374
Convertible Preferred Securities
Banking & Finance	443	0	0	443
Utilities	27,868	0	0	27,868
Preferred Securities
Banking & Finance	4	6,952	0	6,956
Short-Term Instruments
Commercial Paper	0	3,261	0	3,261
Repurchase Agreements	0	97,300	0	97,300
Japan Treasury Bills	0	198,360	0	198,360
U.S. Treasury Bills	0	48,500	0	48,500
PIMCO Short-Term Floating NAV Portfolio	656,682	0	0	656,682
Purchased Options
Interest Rate Contracts	0	129	0	129
Investments, at value	$687,371	$14,786,037	$43,333	$15,516,741

Short Sales, at value	$0	$(5,506,015)	$(69,947)	$(5,575,962)

See Accompanying Notes	Semiannual Report	September 30, 2010	173

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$14,096	$0	$14,096
Foreign Exchange Contracts	0	20,358	0	20,358
Interest Rate Contracts	984	12,073	0	13,057
	$984	$46,527	$0	$47,511

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(42,636)	$(132)	$(42,768)
Foreign Exchange Contracts	0	(62,399)	0	(62,399)
Interest Rate Contracts	(20,361)	(46,462)	0	(66,823)
	$(20,361)	$(151,497)	$(132)	$(171,990)

Totals	$667,994	$9,175,052	$(26,746)	$9,816,300

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Industrials	$70	$0	$0	$0	$0	$0	$0	$0	$70	$0
U.S. Government Agencies	11,200	19,320	(2)	396	0	1,341	0	(3,304)	28,951	1,193
Mortgage-Backed Securities	26,627	13,934	(1,008)	78	(4)	1,197	0	(26,512)	14,312	425

Investments, at value	$37,897	$33,254	$(1,010)	$474	$(4)	$2,538	$0	$(29,816)	$43,333	$1,618

Short Sales, at value	$0	$0	$(70,138)	$0	$0	$191	$0	$0	$(69,947)	$191
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(480)	$0	$(166)	$0	$1,019	$(505)	$0	$0	$(132)	$35

Totals	$37,417	$33,254	$(71,314)	$474	$1,015	$2,224	$0	$(29,816)	$(26,746)	$1,844

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(v)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$129	$0	$0	$0	$0	$129
Variation margin receivable (2)	1,529	0	0	0	0	1,529
Unrealized appreciation on foreign currency contracts	0	20,358	0	0	0	20,358
Unrealized appreciation on swap agreements	12,073	0	14,096	0	0	26,169

	$13,731	$20,358	$14,096	$0	$0	$48,185

Liabilities:
Written options outstanding	$25,893	$0	$132	$0	$0	$26,025
Variation margin payable (2)	1,146	0	0	0	0	1,146
Unrealized depreciation on foreign currency contracts	0	62,256	0	0	0	62,256
Unrealized depreciation on swap agreements	20,569	143	42,636	0	0	63,348

	$47,608	$62,399	$42,768	$0	$0	$152,775

174	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(100)	$0	$0	$0	$0	$(100)
Net realized gain (loss) on futures contracts, written options and swaps	(87,850)	651	(5,585)	0	0	(92,784)
Net realized gain on foreign currency transactions	0	12,051	0	0	0	12,051

	$(87,950)	$12,702	$(5,585)	$0	$0	$(80,833)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(6)	$0	$0	$0	$0	$(6)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(58,125)	(424)	(10,692)	0	0	(69,241)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(49,774)	0	0	0	(49,774)

	$(58,131)	$(50,198)	$(10,692)	$0	$0	$(119,021)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(19,377) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	175

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

International Lease Finance Corp.
6.750% due 03/17/2015		$500	$509
7.000% due 03/17/2016		500	508

Total Bank Loan Obligations (Cost $982)			1,017

CORPORATE BONDS & NOTES 10.6%

BANKING & FINANCE 6.5%

American General Finance Corp.
4.125% due 11/29/2013	EUR	100	116
5.750% due 09/15/2016		$100	80

American International Group, Inc.
8.250% due 08/15/2018		300	351

Banco Santander Chile
2.875% due 11/13/2012		900	909

BNP Paribas
5.186% due 06/29/2049		100	95

Capital One Capital VI
8.875% due 05/15/2040		200	211

CIT Group, Inc.
7.000% due 05/01/2013		46	46
7.000% due 05/01/2014		69	69
7.000% due 05/01/2015		69	69
7.000% due 05/01/2016		115	114
7.000% due 05/01/2017		161	158

Citigroup, Inc.
6.000% due 08/15/2017		200	216
6.125% due 11/21/2017		200	219

Countrywide Financial Corp.
5.800% due 06/07/2012		300	319

Credit Suisse
3.500% due 03/23/2015		300	316

Ford Motor Credit Co. LLC
9.875% due 08/10/2011		200	212

General Electric Capital Corp.
6.875% due 01/10/2039		150	173

International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,724
6.750% due 09/01/2016		1,400	1,505

JPMorgan Chase & Co.
3.700% due 01/20/2015		800	846

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	100	136
12.000% due 12/29/2049		$1,100	1,270

Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	107
5.450% due 07/15/2014		500	541
6.400% due 08/28/2017		100	110
6.750% due 05/21/2013	EUR	100	148

Morgan Stanley
5.950% due 12/28/2017		$600	645

Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	1,118
5.625% due 08/24/2020		$200	210
6.666% due 12/31/2049 (a)	CAD	100	71
6.990% due 10/29/2049 (a)		$2,050	1,671
7.640% due 03/29/2049 (a)		100	75

SLM Corp.
5.375% due 05/15/2014		50	49

			13,899

INDUSTRIALS 2.6%

America Movil SAB de C.V.
6.125% due 03/30/2040		800	894

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Pass-Through Trust
7.507% due 01/10/2032	$890	$1,048

Dow Chemical Co.
8.550% due 05/15/2019	600	759

Harvest Operations Corp.
6.875% due 10/01/2017 (b)	100	103

HCA, Inc.
9.625% due 11/15/2016 (c)	300	326

Petroleos Mexicanos
5.500% due 01/21/2021	900	963

Transocean, Inc.
6.500% due 11/15/2020	900	982

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	293	326

Weyerhaeuser Co.
7.375% due 10/01/2019	200	219

		5,620

UTILITIES 1.5%

BP Capital Markets PLC
0.422% due 04/11/2011	400	399
2.750% due 02/27/2012	100	101
3.125% due 10/01/2015 (b)	900	906
3.625% due 05/08/2014	480	497
4.500% due 10/01/2020 (b)	600	615

Sprint Nextel Corp.
8.375% due 08/15/2017	600	654

		3,172

Total Corporate Bonds & Notes (Cost $20,555)		22,691

MUNICIPAL BONDS & NOTES 76.2%

ARIZONA 1.2%

Arizona State Health Facilities Authority Revenue Bonds, Series 2009
0.260% due 07/01/2035	2,000	2,000

Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	500	579

		2,579

CALIFORNIA 17.4%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.260% due 05/01/2016	2,000	2,000

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2014	3,450	3,928
5.000% due 05/01/2020	3,000	3,570

California State Educational Facilities Authority Revenue Bonds, Series 2000
0.220% due 12/01/2030	1,000	1,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	190	190
0.300% due 10/01/2036	750	750

California State General Obligation Bonds, Series 2004
0.240% due 05/01/2034	1,000	1,000

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	600	703
7.300% due 10/01/2039	400	424
7.550% due 04/01/2039	100	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	$1,000	$1,073

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	142

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	590

California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (e)	1,000	553

California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.220% due 09/01/2025	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.250% due 09/01/2031	1,000	1,000

California State Municipal Finance Authority Revenue Bonds, Series 2010
0.260% due 01/01/2040	1,000	1,000

California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,664

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	1,700	1,700

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,408

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	379

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	1,400	1,400

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.240% due 07/01/2031	1,990	1,990

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.250% due 07/01/2034	2,000	2,000

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	584

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	147

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.260% due 06/01/2029	975	975

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,173

Santa Clara, California Revenue Bonds, Series 2008
0.300% due 07/01/2034	2,000	2,000

Santa Clara, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	517

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.250% due 07/01/2020	660	660

Tustin, California Special Assessment Bonds, Series 1996
0.300% due 09/02/2013	382	382

176	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Regents Medical Center Revenue Bonds, Series 2007
0.280% due 05/15/2032	$1,730	$1,730

		37,241

COLORADO 3.6%

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2029	2,000	2,000

Denver, Colorado City & County Revenue Bonds, (AGC Insured), Series 2009
0.320% due 11/15/2025	2,000	2,000

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	740

Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,500	1,863

Mesa County, Colorado Valley School District No. 51 General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	1,000	1,121

		7,724

CONNECTICUT 0.9%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.220% due 07/01/2035	1,810	1,810

DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Bonds, Series 2007
0.250% due 04/01/2041	100	100

District of Columbia Revenue Bonds, Series 2008
0.320% due 10/01/2038	1,000	1,000

		1,100

FLORIDA 3.4%

Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2019	1,000	1,191
5.000% due 06/01/2020	1,000	1,204

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.240% due 10/01/2034	2,300	2,300

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.310% due 10/01/2035	500	500

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	400	463

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.280% due 08/01/2022	500	500

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,121

		7,279

GEORGIA 1.3%

Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	$2,000	$2,121

		2,680

HAWAII 0.4%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	286
5.000% due 06/01/2017	500	598

		884

IDAHO 1.1%

Power County, Idaho Revenue Bonds, Series 1985
0.290% due 12/01/2010	2,300	2,300

ILLINOIS 3.0%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	100	110

Chicago, Illinois General Obligation Bonds, Series 2002
0.310% due 01/01/2037	200	200

Chicago, Illinois Revenue Bonds, Series 2002
0.290% due 01/01/2034	400	400

Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.300% due 01/01/2039	1,000	1,000

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,415

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	118

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	272

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 2004
5.750% due 06/01/2034	500	586

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,123

McHenry County, Illinois Community High School District No. 156 General Obligation Notes, (FSA Insured), Series 2005
5.000% due 02/01/2014	1,000	1,100

		6,324

INDIANA 0.6%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	200	219

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	582

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	576

		1,377

IOWA 0.9%

Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,867

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.2%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	$350	$407

MASSACHUSETTS 4.4%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,420

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.290% due 09/01/2037	285	285

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,244

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019	150	186

Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,000	1,175

Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,190

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1995
0.220% due 02/15/2026	1,070	1,070

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.220% due 11/01/2049	1,400	1,400

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.310% due 12/01/2037	400	400

		9,370

MINNESOTA 1.5%

Rochester, Minnesota Revenue Bonds, Series 2008
0.240% due 11/15/2038	2,000	2,000
5.000% due 11/15/2038	1,200	1,285

		3,285

MISSISSIPPI 0.5%

Mississippi State University Educational Building Corp. Revenue Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2013	1,000	1,094

MISSOURI 2.1%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.300% due 09/01/2030	200	200

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.290% due 10/01/2016	1,500	1,500

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.270% due 02/15/2034	195	195

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2010
0.300% due 06/01/2045	2,650	2,650

		4,545

NEBRASKA 1.0%

Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.300% due 07/01/2035	700	700

See Accompanying Notes	Semiannual Report	September 30, 2010	177

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.380% due 12/15/2012	$1,500	$1,500

		2,200

NEW HAMPSHIRE 2.0%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.300% due 07/01/2033	1,090	1,090

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.290% due 06/01/2031	1,500	1,500
0.290% due 06/01/2041	1,700	1,700

		4,290

NEW JERSEY 1.9%

Hamilton, New Jersey General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
4.000% due 08/01/2013	1,000	1,083

New Jersey State Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,891

		3,974

NEW YORK 5.1%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	527

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.270% due 05/01/2033	500	500

New York City, New York General Obligation Bonds, Series 1993
0.270% due 08/01/2021	600	600

New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,114

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	551

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	139

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.290% due 11/01/2022	1,100	1,100

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	573

New York State Dormitory Authority Revenue Bonds, Series 1993
5.500% due 05/15/2013	1,000	1,079

New York State Dormitory Authority Revenue Bonds, Series 2000
0.240% due 07/01/2029	190	190

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	500	539

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	113

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	$1,000	$1,206

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	895	1,002

		10,969

NORTH CAROLINA 2.6%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	339

North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021	500	568

North Carolina State Medical Care Commission Revenue Bonds, Series 1985
0.250% due 06/01/2015	1,965	1,965

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	734

Wake County, North Carolina General Obligation Bonds, Series 2007
0.250% due 03/01/2026	2,000	2,000

		5,606

OHIO 1.2%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	367
6.500% due 06/01/2047	100	80

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	116

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.280% due 12/01/2033	2,000	2,000

		2,563

OKLAHOMA 0.8%

Oklahoma State Municipal Power Authority Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2021	1,525	1,755

OREGON 0.3%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	500	606

PENNSYLVANIA 2.7%

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.150% due 11/15/2032	200	200

Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	603

Pennsylvania State Higher Education Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	749

Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014	250	286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2010
0.300% due 12/01/2035	$2,000	$2,000

Philadelphia, Pennsylvania Revenue Bonds, Series 2009
0.250% due 08/01/2031	2,000	2,000

		5,838

TENNESSEE 0.2%

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	525

TEXAS 7.1%

Collin County, Texas General Obligation Bonds, Series 2004
5.000% due 02/15/2015	500	566

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	165

Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,150

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	275

San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	601

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.290% due 11/15/2019	580	580
0.290% due 11/15/2033	1,450	1,450

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,198

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	833
5.000% due 04/01/2019	1,000	1,187

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	144

Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,797

Texas State Lone Star College System General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,797

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	559

Texas State Water Development Board Revenue Bonds, Series 2007
0.300% due 07/15/2019	2,825	2,825

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	119

		15,246

UTAH 0.4%

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	750	782

VIRGINIA 0.6%

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	491

Virginia State College Building Authority Revenue Bonds, Series 2006
0.280% due 02/01/2026	100	100

178	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia State Small Business Financing Authority Revenue Bonds, Series 2008
0.280% due 07/01/2042	$600	$600

		1,191

WASHINGTON 6.7%

Clark County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	1,500	1,700

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	272
5.250% due 01/01/2039	500	547

King County, Washington School District No. 411 General Obligation Bonds, (FSA Insured), Series 2001
5.625% due 12/01/2014	1,000	1,173

Seattle, Washington Revenue Notes, Series 2010
5.000% due 02/01/2016	2,500	2,933
5.000% due 02/01/2019	2,500	2,994

Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2017	1,295	1,546

Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017	1,000	1,194

Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,200

Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013	250	274

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	590

		14,423

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	195	151

WISCONSIN 0.5%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	147

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	942

		1,089

Total Municipal Bonds & Notes (Cost $158,942)		163,074

U.S. GOVERNMENT AGENCIES 2.5%

Fannie Mae
0.376% due 03/25/2034	93	92
1.156% due 04/25/2032	123	125
3.500% due 10/01/2025	1,000	1,032
4.500% due 10/01/2040	4,000	4,166

Freddie Mac
5.000% due 11/15/2024	37	37

Total U.S. Government Agencies (Cost $5,426)		5,452

U.S. TREASURY OBLIGATIONS 4.8%

Treasury Inflation Protected Securities (f)
1.250% due 07/15/2020 (g)(h)	7,797	8,195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Bonds
7.250% due 08/15/2022 (h)		$150	$217
7.875% due 02/15/2021		25	37
8.125% due 05/15/2021		92	139

U.S. Treasury Notes
3.250% due 05/31/2016		100	110
3.250% due 12/31/2016		24	26
3.375% due 11/15/2019		600	647
3.875% due 05/15/2018		900	1,016

Total U.S. Treasury Obligations (Cost $10,069)			10,387

MORTGAGE-BACKED SECURITIES 2.2%

Adjustable Rate Mortgage Trust
3.113% due 05/25/2035		139	138

Banc of America Funding Corp.
3.216% due 06/20/2032		121	113
5.939% due 01/20/2047		133	98

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 10/25/2033		117	117
2.985% due 08/25/2034		82	59

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033		80	76

EMF-NL
1.646% due 04/17/2041	EUR	100	106

Eurosail PLC
1.596% due 10/17/2040		141	172

GSR Mortgage Loan Trust
2.573% due 06/25/2034		$142	133
5.750% due 01/25/2037		100	87

MASTR Adjustable Rate Mortgages Trust
2.378% due 05/25/2034		344	320

Mellon Residential Funding Corp.
0.687% due 08/15/2032		1,139	1,078
0.737% due 06/15/2030		272	266

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		139	108

MLCC Mortgage Investors, Inc.
1.259% due 10/25/2035		67	57

Provident Funding Mortgage Loan Trust
2.770% due 08/25/2033		276	262

Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		412	415

Residential Asset Securitization Trust
6.000% due 07/25/2037		500	410

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035		120	79

WaMu Mortgage Pass-Through Certificates
1.770% due 08/25/2042		83	73

Wells Fargo Mortgage-Backed Securities Trust
4.900% due 01/25/2035		545	531

Total Mortgage-Backed Securities (Cost $4,356)			4,698

ASSET-BACKED SECURITIES 1.4%

Bayview Financial Acquisition Trust
5.402% due 12/28/2035		163	164

Credit-Based Asset Servicing & Securitization LLC
5.303% due 12/25/2035		1,069	1,048

Ford Credit Auto Owner Trust
2.000% due 12/15/2011		17	17

IXIS Real Estate Capital Trust
0.486% due 01/25/2037		200	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
0.346% due 10/25/2036		$119	$116
0.396% due 10/25/2036		1,000	431

Option One Mortgage Loan Trust
5.611% due 01/25/2037		1,490	627

Residential Asset Securities Corp.
6.228% due 04/25/2032		35	36

WaMu Asset-Backed Certificates
0.406% due 01/25/2037		1,000	401

Total Asset-Backed Securities (Cost $2,714)			2,915

SOVEREIGN ISSUES 3.7%

Australia Government Bond
4.750% due 06/15/2016	AUD	4,100	3,933
6.000% due 02/15/2017		1,300	1,331

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	166	96
10.000% due 01/01/2017		1,700	929

Province of Ontario Canada
4.600% due 06/02/2039	CAD	1,000	1,035

Qatar Government International Bond
5.250% due 01/20/2020		$500	553

Total Sovereign Issues (Cost $7,371)			7,877

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		10,300	88

Total Convertible Preferred Securities (Cost $92)			88

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
0.010% due 10/01/2010		$3,190	3,190

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $3,255. Repurchase proceeds are $3,190.)

U.S. TREASURY BILLS 0.5%
0.177% due 10/21/2010 - 01/13/2011 (d)(g)		1,040	1,040

Total Short-Term Instruments (Cost $4,230)			4,230

Total Investments 103.9% (Cost $214,737)			$222,429

Written Options (j) (0.1%) (Premiums $267)			(186)

Other Assets and Liabilities (Net) (3.8%)			(8,156)

Net Assets 100.0%			$214,087

See Accompanying Notes	Semiannual Report	September 30, 2010	179

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $1,833 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $586 and cash of $11 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	1	$2
Euro-Bobl December Futures	Short	12/2010	39	31
Euro-Bund 10-Year Bond December Futures	Long	12/2010	25	29
Japan Government 10-Year Bond December Futures	Short	12/2010	1	(26)
U.S. Treasury 5-Year Note December Futures	Short	12/2010	85	(112)
U.S. Treasury 10-Year Note December Futures	Short	12/2010	228	(113)
U.S. Treasury 30-Year Bond December Futures	Short	12/2010	4	(6)

				$(195)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.791%	$800	$(8)	$(7)	$(1)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.456%	100	(2)	0	(2)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.657%	600	90	59	31

							$80	$52	$28

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%	$600	$27	$(5)	$32
BP Capital Markets PLC	DUB	5.000%	06/20/2015	1.604%	200	30	7	23
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%	100	15	(4)	19
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%	100	16	2	14
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%	300	46	3	43
Egypt Government International Bond	BCLY	1.000%	06/20/2015	2.323%	200	(11)	(14)	3
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%	200	(11)	(14)	3
Egypt Government International Bond	DUB	1.000%	06/20/2015	2.323%	200	(12)	(15)	3
France Government Bond	CITI	0.250%	06/20/2011	0.361%	800	(1)	(2)	1
France Government Bond	MSC	0.250%	06/20/2011	0.361%	1,700	(1)	(2)	1
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%	800	0	(2)	2
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%	200	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	100	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%	400	0	0	0

						$98	$(46)	$144

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015	$	1,300	$10	$(4)	$14
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		99	0	2	(2)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		2,700	1	28	(27)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		18,200	9	190	(181)
CMBX.NA AAA 3 Index	GSC	(0.080%	)	12/13/2049		1,700	101	240	(139)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		2,700	180	409	(229)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	600	(1)	(10)	9

							$300	$855	$(555)

180	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC	BRL	400	$3	$3	$0
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		2,800	17	(8)	25
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		1,300	3	1	2
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		500	3	4	(1)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		300	3	0	3
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		4,800	44	(1)	45
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,200	33	5	28
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		2,300	26	0	26
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		6,800	14	0	14
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		5,100	30	(4)	34
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,400	20	5	15
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		5,800	97	33	64
Receive	3-Month USD-LIBOR	4.000%	06/16/2020	MSC	$	13,000	(1,819)	(741)	(1,078)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		600	(80)	(25)	(55)

							$(1,606)	$(728)	$(878)

(j)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	1,200	$11	$6
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	20	11
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,200	26	12
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,000	21	13
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,500	24	13
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,100	13	1
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,800	17	12
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,300	65	56

								$201	$128

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	2,600	$8	$7
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		2,600	13	7
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		6,200	45	44

							$66	$58

See Accompanying Notes	Semiannual Report	September 30, 2010	181

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$6,300	EUR	5,100	$34
Sales	57	20,700		24,800	338
Closing Buys	(57)	(4,200)		(18,500)	(105)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	0	$22,800	EUR	11,400	$267

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2040	$5,000	$5,127	$5,139
Fannie Mae	5.000%	10/01/2040	44,000	46,609	46,331

				$51,736	$51,470

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,968	10/2010	BCLY	$0	$(150)	$(150)
Sell		2,219	10/2010	BOA	0	(167)	(167)
Sell		1,383	10/2010	UBS	0	(52)	(52)
Sell	BRL	814	10/2010	BOA	0	(29)	(29)
Buy		1,243	10/2010	HSBC	33	0	33
Sell		429	10/2010	JPM	0	(15)	(15)
Sell		1,243	12/2010	HSBC	0	(33)	(33)
Sell	CAD	11	11/2010	DUB	0	0	0
Sell		1,052	11/2010	MSC	0	(22)	(22)
Sell		32	11/2010	RBC	0	0	0
Sell		5	11/2010	RBS	0	0	0
Sell	CNY	5,057	11/2010	BCLY	0	(5)	(5)
Buy		4,798	11/2010	BOA	0	(1)	(1)
Sell		2,252	11/2010	BOA	0	(3)	(3)
Sell		2,746	11/2010	CITI	0	(2)	(2)
Sell		2,269	11/2010	DUB	0	(3)	(3)
Buy		1,459	11/2010	GSC	0	(1)	(1)
Buy		9,542	11/2010	JPM	0	(4)	(4)
Sell		2,584	11/2010	JPM	0	(3)	(3)
Sell		892	11/2010	UBS	0	(1)	(1)
Sell		8,243	01/2011	BCLY	0	(27)	(27)
Buy		8,243	01/2011	JPM	8	0	8
Buy		4,974	04/2011	CITI	2	0	2
Buy		5,627	04/2011	HSBC	2	0	2
Buy		12,510	04/2011	JPM	6	0	6
Sell		5,158	04/2011	JPM	0	(18)	(18)
Buy		4,433	06/2011	JPM	9	0	9
Buy		1,790	09/2011	RBS	4	0	4
Buy		1,954	11/2011	DUB	0	(7)	(7)
Buy		3,100	02/2012	BCLY	0	(5)	(5)
Buy		2,160	02/2012	BOA	0	(3)	(3)
Buy		4,529	02/2012	CITI	0	(8)	(8)
Buy		2,177	02/2012	DUB	0	(3)	(3)
Buy		2,480	02/2012	JPM	0	(4)	(4)
Buy		892	02/2012	UBS	0	(2)	(2)
Sell	EUR	2,558	10/2010	UBS	0	(185)	(185)
Sell		1,202	11/2010	DUB	0	(99)	(99)
Sell	GBP	1,054	12/2010	CITI	0	(18)	(18)
Sell		226	12/2010	GSC	0	(3)	(3)
Sell		510	12/2010	UBS	0	(8)	(8)
Buy	HKD	8,276	01/2011	DUB	0	0	0
Buy	INR	7,658	01/2011	BCLY	5	0	5
Buy		13,718	01/2011	MSC	8	0	8
Sell	JPY	58,569	10/2010	GSC	0	(15)	(15)
Buy		119,412	10/2010	RBS	3	0	3
Sell		60,842	10/2010	UBS	0	(15)	(15)
Sell		6,887	11/2010	MSC	0	(1)	(1)
Sell		119,411	12/2010	RBS	0	(2)	(2)
Buy	KRW	535,744	11/2010	BCLY	17	0	17

182	PIMCO Funds	Bond Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	95,400	11/2010	BCLY	$0	$(3)	$(3)
Buy		221,027	11/2010	BNP	3	0	3
Buy		837,537	11/2010	BOA	18	0	18
Buy		2,379,880	11/2010	CITI	95	0	95
Sell		93,113	11/2010	CITI	0	(3)	(3)
Buy		383,919	11/2010	DUB	6	0	6
Buy		23,460	11/2010	GSC	1	0	1
Buy		46,516	11/2010	HSBC	1	0	1
Buy		150,152	11/2010	JPM	1	0	1
Buy		159,888	11/2010	MSC	3	0	3
Buy		524,238	11/2010	RBS	27	0	27
Sell		234,675	11/2010	RBS	0	(7)	(7)
Buy	MXN	363	02/2011	BCLY	0	0	0
Buy	MYR	6,583	02/2011	BCLY	0	(10)	(10)
Buy	TWD	418	10/2010	BCLY	0	0	0
Buy		1,239	10/2010	CITI	0	0	0
Buy		10,425	10/2010	GSC	7	0	7
Buy		5,041	01/2011	DUB	0	(1)	(1)
Buy		3,086	01/2011	JPM	1	0	1
Buy		4,750	01/2011	MSC	1	0	1
Buy		2,572	01/2011	UBS	1	0	1

					$262	$(938)	$(676)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,017	$0	$1,017
Corporate Bonds & Notes
Banking & Finance	0	13,899	0	13,899
Industrials	0	5,620	0	5,620
Utilities	0	3,172	0	3,172
Municipal Bonds & Notes
Arizona	0	2,579	0	2,579
California	0	37,241	0	37,241
Colorado	0	7,724	0	7,724
Connecticut	0	1,810	0	1,810
District of Columbia	0	1,100	0	1,100
Florida	0	7,279	0	7,279
Georgia	0	2,680	0	2,680
Hawaii	0	884	0	884
Idaho	0	2,300	0	2,300
Illinois	0	6,324	0	6,324
Indiana	0	1,377	0	1,377
Iowa	0	1,867	0	1,867
Kansas	0	407	0	407
Massachusetts	0	9,370	0	9,370
Minnesota	0	3,285	0	3,285
Mississippi	0	1,094	0	1,094
Missouri	0	4,545	0	4,545
Nebraska	0	2,200	0	2,200
New Hampshire	0	4,290	0	4,290
New Jersey	0	3,974	0	3,974
New York	0	10,969	0	10,969
North Carolina	0	5,606	0	5,606
Ohio	0	2,563	0	2,563
Oklahoma	0	1,755	0	1,755
Oregon	0	606	0	606
Pennsylvania	0	5,838	0	5,838
Tennessee	0	525	0	525
Texas	0	15,246	0	15,246

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Utah	$0	$782	$0	$782
Virginia	0	1,191	0	1,191
Washington	0	14,423	0	14,423
West Virginia	0	151	0	151
Wisconsin	0	1,089	0	1,089
U.S. Government Agencies	0	5,452	0	5,452
U.S. Treasury Obligations	0	10,387	0	10,387
Mortgage-Backed Securities	0	4,698	0	4,698
Asset-Backed Securities	0	2,915	0	2,915
Sovereign Issues	0	7,877	0	7,877
Convertible Preferred Securities
Banking & Finance	88	0	0	88
Short-Term Instruments
Repurchase Agreements	0	3,190	0	3,190
U.S. Treasury Bills	0	1,040	0	1,040
Investments, at value	$88	$222,341	$0	$222,429

Short Sales, at value	$0	$(51,470)	$0	$(51,470)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	198	0	198
Foreign Exchange Contracts	0	262	0	262
Interest Rate Contracts	62	256	0	318
	$62	$716	$0	$778

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(581)	(58)	(639)
Foreign Exchange Contracts	0	(938)	0	(938)
Interest Rate Contracts	(257)	(1,262)	0	(1,519)
	$(257)	$(2,781)	$(58)	$(3,096)

Totals	$(107)	$168,806	$(58)	$168,641

See Accompanying Notes	Semiannual Report	September 30, 2010	183

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$104	$0	$0	$1	$0	$1	$0	$(106)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(9)	$0	$(66)	$0	$21	$(4)	$0	$0	$(58)	$8

Totals	$95	$0	$(66)	$1	$21	$(3)	$0	$(106)	$(58)	$8

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$21	$0	$0	$0	$0	$21
Unrealized appreciation on foreign currency contracts	0	262	0	0	0	262
Unrealized appreciation on swap agreements	256	0	198	0	0	454

	$277	$262	$198	$0	$0	$737

Liabilities:
Written options outstanding	$128	$0	$58	$0	$0	$186
Unrealized depreciation on foreign currency contracts	0	938	0	0	0	938
Unrealized depreciation on swap agreements	1,134	0	581	0	0	1,715

	$1,262	$938	$639	$0	$0	$2,839

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(957)	$0	$134	$0	$0	$(823)
Net realized gain on foreign currency transactions	0	424	0	0	0	424

	$(957)	$424	$134	$0	$0	$(399)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(1,131)	$0	$(445)	$0	$0	$(1,576)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(686)	0	0	0	(686)

	$(1,131)	$(686)	$(445)	$0	$0	$(2,262)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(195) as reported in the Notes to Schedule of Investments.

184	PIMCO Funds	Bond Funds	See Accompanying Notes

Notes to Financial Statements

September 30, 2010 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of 16 funds (the “Funds”) offered by the Trust. As of September 31, 2010, the PIMCO Government Money Market Fund is the only fund in the Trust to offer Class M shares. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  For all Funds except the PIMCO Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the PIMCO Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

Semiannual Report	September 30, 2010	185

Notes to Financial Statements (Cont.)

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that

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presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed  Securities Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset- backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will

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not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each

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remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap.

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A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed

190	PIMCO Funds	Bond Funds

September 30, 2010 (Unaudited)

in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay

Semiannual Report	September 30, 2010	191

Notes to Financial Statements (Cont.)

interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B, C and R Classes	Class D(1)	Class M	Class P
PIMCO Extended Duration Fund	0.25%		0.25%	N/A	N/A	N/A	N/A	0.35%
PIMCO Global Advantage Strategy Bond Fund	0.40%		0.30%	N/A	0.45%	0.70%	N/A	0.40%
PIMCO GNMA Fund	0.25%		0.25%	N/A	0.40%	0.65%	N/A	0.35%
PIMCO Government Money Market Fund	0.12%		N/A	N/A	0.21%	N/A	0.06%	0.16%
PIMCO Income Fund	0.25%	(2)	0.20%	0.20%	0.40%	0.50%	N/A	0.30%
PIMCO Long Duration Total Return Fund	0.25%		0.25%	N/A	N/A	N/A	N/A	0.35%
PIMCO Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%	N/A	N/A	0.35%

192	PIMCO Funds	Bond Funds

September 30, 2010 (Unaudited)

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B, C and R Classes	Class D(1)	Class M	Class P
PIMCO Low Duration Fund	0.25%	0.21%	0.21%	0.35%	0.50%	N/A	0.31%
PIMCO Low Duration Fund II	0.25%	0.25%	0.25%	N/A	N/A	N/A	0.35%
PIMCO Low Duration Fund III	0.25%	0.25%	0.25%	N/A	N/A	N/A	N/A
PIMCO Moderate Duration Fund	0.25%	0.21%	N/A	N/A	N/A	N/A	0.31%
PIMCO Money Market Fund	0.12%	0.20%	0.20%	0.35%	N/A	N/A	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%	0.25%	0.25%	0.40%	0.65%	N/A	0.35%
PIMCO Short-Term Fund	0.25%	0.20%	0.20%	0.30%	0.50%	N/A	0.30%
PIMCO Unconstrained Bond Fund	0.60%	0.30%	N/A	0.45%	0.70%	N/A	0.40%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%	0.30%	N/A	0.45%	0.70%	N/A	0.40%
(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
(2)	PIMCO has contractually agreed (through July 31, 2011) to waive 0.05% of the Investment Advisory Fee to 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
PIMCO Low Duration and PIMCO Short-Term Funds	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
PIMCO Government Money Market Fund	—	0.25%
All Other Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Global Advantage Strategy Bond, PIMCO Government Money Market, PIMCO Income and PIMCO Unconstrained Tax Managed Bond Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
PIMCO Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
PIMCO Government Money Market Fund	—	—	0.44%	0.44%	—	0.19%	0.28%	—
PIMCO Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	—	1.10%
PIMCO Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

Semiannual Report	September 30, 2010	193

Notes to Financial Statements (Cont.)

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Global Advantage Strategy Bond Fund	$19
PIMCO Government Money Market Fund	60
PIMCO Income Fund	24
PIMCO Unconstrained Tax Managed Bond Fund	35

To maintain certain net yields for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Short-Term Funds, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of September 30, 2010, the recoverable amount to PIMCO for the PIMCO Government Money Market and PIMCO Money Market Funds was $9,667 and $1,035,615, respectively.

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each

Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Global Advantage Strategy Bond Fund	$4,102	$0
PIMCO Government Money Market Fund	902	0
PIMCO Income Fund	311,959	3,644
PIMCO Long Duration Total Return Fund	45,453	0
PIMCO Long-Term U.S. Government Fund	0	19,551
PIMCO Low Duration Fund	1,386,725	19,623
PIMCO Low Duration Fund II	4,274	0
PIMCO Low Duration Fund III	693	0
PIMCO Moderate Duration Fund	10,277	0
PIMCO Mortgage-Backed Securities Fund	447	0
PIMCO Short-Term Fund	328,731	278,672
PIMCO Unconstrained Bond Fund	243,101	59,972
PIMCO Unconstrained Tax Managed Bond Fund	65	0

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO Extended Duration Fund	$123	$188,311	$180,400	$0	$8,042	$11	$7
PIMCO Global Advantage Strategy Bond Fund	260,101	631,684	664,300	(8)	227,624	484	146
PIMCO GNMA Fund	60,117	1,049,748	1,079,400	0	30,636	548	172
PIMCO Income Fund	10,035	816,545	790,300	0	36,288	45	9
PIMCO Long Duration Total Return Fund	12,287	1,056,783	1,032,300	(3)	36,810	83	43

194	PIMCO Funds	Bond Funds

September 30, 2010 (Unaudited)

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO Long-Term U.S. Government Fund	175	643,242	628,100	0	15,329	42	12
PIMCO Low Duration Fund	5,178,970	8,467,021	8,610,000	(180)	5,037,167	7,021	1,073
PIMCO Low Duration Fund II	189,032	228,298	293,700	(1)	123,668	198	28
PIMCO Low Duration Fund III	51,157	77,803	55,200	14	73,788	103	13
PIMCO Moderate Duration Fund	570,619	677,860	1,055,400	(15)	193,160	560	38
PIMCO Mortgage-Backed Securities Fund	5,208	385,083	360,300	(1)	30,067	183	78
PIMCO Short-Term Fund	1,508,533	4,574,246	5,770,400	(12)	312,768	2,046	388
PIMCO Unconstrained Bond Fund	921,201	4,958,765	5,223,400	(2)	656,682	765	102
PIMCO Unconstrained Tax Managed Bond Fund	100	0	100	0	0	0	0

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Extended Duration Fund	$907,545	$853,938	$13,329	$7,780
PIMCO Global Advantage Strategy Bond Fund	457,056	490,693	1,377,246	994,145
PIMCO GNMA Fund	22,125,401	21,426,651	53,284	4,925
PIMCO Income Fund	2,716,612	1,902,317	2,431,260	97,180
PIMCO Long Duration Total Return Fund	5,809,872	5,583,619	640,717	672,606
PIMCO Long-Term U.S. Government Fund	2,676,629	3,222,766	48,154	75,728
PIMCO Low Duration Fund	32,712,007	24,263,702	5,815,124	3,131,931
PIMCO Low Duration Fund II	1,324,313	1,049,225	38,668	39,664
PIMCO Low Duration Fund III	344,840	288,297	51,486	30,044
PIMCO Moderate Duration Fund	2,587,577	1,951,631	681,077	158,741
PIMCO Mortgage-Backed Securities Fund	4,619,001	4,610,419	16,033	6,437
PIMCO Short-Term Fund	4,144,920	3,566,662	3,477,246	2,396,454
PIMCO Unconstrained Bond Fund	62,291,373	54,997,873	9,216,251	6,630,383
PIMCO Unconstrained Tax Managed Bond Fund	514,344	498,932	90,717	25,334

Semiannual Report	September 30, 2010	195

Notes to Financial Statements (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Extended Duration Fund				PIMCO Global Advantage Strategy Bond Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	12,033	$104,491	23,252	$193,609	33,835	$381,088	143,012	$1,583,636
Class M	0	0	0	0	0	0	0	0
Class P	57	539	15	122	728	8,015	1,100	12,286
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	1,897	21,158	7,420	83,092
Other Classes	0	0	0	0	2,563	28,616	9,600	106,114
Issued as reinvestment of distributions
Institutional Class	805	7,192	7,562	60,754	1,870	21,006	2,053	23,007
Class M	0	0	0	0	0	0	0	0
Class P	2	17	31	251	5	58	5	60
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	68	767	134	1,502
Other Classes	0	0	0	0	77	860	138	1,547
Cost of shares redeemed
Institutional Class	(10,875)	(94,027)	(2,481)	(25,498)	(18,933)	(212,819)	(2,737)	(30,292)
Class M	0	0	0	0	0	0	0	0
Class P	(9)	(84)	(5)	(47)	(693)	(7,706)	(102)	(1,124)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(1,393)	(15,567)	(1,061)	(11,808)
Other Classes	0	0	0	0	(1,806)	(20,056)	(1,204)	(13,350)
Net increase (decrease) resulting from Fund share transactions	2,013	$18,128	28,374	$229,191	18,218	$205,420	158,358	$1,754,670

	PIMCO Long Duration Total Return Fund				PIMCO Long-Term U.S. Government Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	99,813	$1,144,652	153,430	$1,661,502	32,803	$365,860	90,139	$1,016,572
Class M	0	0	0	0	0	0	0	0
Class P	184	2,107	163	1,827	2,673	31,946	1,381	15,196
Administrative Class	0	0	0	0	6,763	80,383	4,682	52,209
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	8,398	99,749	10,352	116,057
Issued as reinvestment of distributions
Institutional Class	9,560	109,583	26,003	280,984	1,280	14,981	8,428	93,786
Class M	0	0	0	0	0	0	0	0
Class P	2	27	3	37	17	202	11	118
Administrative Class	0	0	0	0	197	2,364	683	7,608
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	323	3,852	1,598	17,786
Cost of shares redeemed
Institutional Class	(111,041)	(1,237,724)	(48,242)	(513,201)	(94,410)	(1,074,410)	(38,727)	(433,964)
Class M	0	0	0	0	0	0	0	0
Class P	(7)	(84)	(24)	(255)	(1,678)	(20,401)	(380)	(4,217)
Administrative Class	0	0	0	0	(2,452)	(28,637)	(6,573)	(73,816)
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(5,766)	(68,002)	(14,447)	(159,919)
Net increase (decrease) resulting from Fund share transactions	(1,489)	$18,561	131,333	$1,430,894	(51,852)	$(592,113)	57,147	$647,416

196	PIMCO Funds	Bond Funds

September 30, 2010 (Unaudited)

PIMCO GNMA Fund				PIMCO Government Money Market Fund				PIMCO Income Fund
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

14,975	$179,009	27,725	$320,556	0	$0	0	$0	147,051	$1,578,171	7,090	$69,405
0	0	0	0	43,234	43,234	138,553	138,554	0	0	0	0
2,373	28,364	4,875	56,254	59	59	10	10	1,640	17,566	456	4,416
0	0	0	0	0	0	0	0	53	560	35	348
9,337	111,764	14,910	172,255	0	0	0	0	23,843	256,992	1,517	14,986
24,708	295,404	44,863	517,658	2,897	2,898	1,696	1,696	16,456	177,278	5,873	57,579

380	4,558	2,265	26,173	0	0	0	0	2,678	29,108	2,572	24,775
0	0	0	0	31	31	82	82	0	0	0	0
11	138	27	311	0	0	0	0	6	65	0	2
0	0	0	0	0	0	0	0	1	13	0	5
111	1,335	842	9,718	0	0	0	0	227	2,482	43	421
377	4,521	2,329	26,909	0	0	0	0	180	1,950	124	1,210

(11,409)	(135,812)	(25,619)	(296,846)	0	0	0	0	(4,129)	(44,347)	(1,300)	(12,192)
0	0	0	0	(52,879)	(52,879)	(83,749)	(83,749)	0	0	0	0
(570)	(6,783)	(1,521)	(17,638)	(57)	(58)	0	0	(382)	(4,136)	(27)	(275)
0	0	0	0	0	0	0	0	(16)	(171)	(11)	(114)
(3,350)	(39,971)	(16,698)	(192,310)	0	0	0	0	(1,434)	(15,585)	(493)	(4,716)
(14,049)	(167,040)	(30,339)	(349,994)	(1,681)	(1,682)	(1,154)	(1,154)	(2,341)	(25,289)	(1,309)	(12,512)
22,894	$275,487	23,659	$273,046	(8,396)	$(8,397)	55,438	$55,439	183,833	$1,974,657	14,570	$143,338

PIMCO Low Duration Fund				PIMCO Low Duration Fund II				PIMCO Low Duration Fund III
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

437,050	$4,593,226	739,665	$7,524,266	11,756	$118,876	37,220	$368,227	2,863	$28,209	12,099	$114,081
0	0	0	0	0	0	0	0	0	0	0	0
32,623	342,817	64,996	656,511	0	0	1	10	0	0	0	0
29,699	311,772	64,411	649,820	45	458	1,668	16,701	22	210	54	518
62,283	654,019	111,237	1,136,930	0	0	0	0	0	0	0	0
133,801	1,405,322	298,403	3,038,934	0	0	0	0	0	0	0	0

9,884	104,097	24,808	250,665	465	4,718	969	9,489	174	1,715	400	3,768
0	0	0	0	0	0	0	0	0	0	0	0
188	1,984	179	1,834	0	0	0	0	0	0	0	0
756	7,965	1,937	19,576	13	125	6	59	0	3	0	3
1,111	11,710	1,813	18,390	0	0	0	0	0	0	0	0
2,353	24,798	5,557	56,160	0	0	0	0	0	0	0	0

(347,270)	(3,652,703)	(358,486)	(3,639,986)	(9,404)	(95,302)	(25,078)	(247,155)	(1,763)	(17,363)	(5,617)	(52,882)
0	0	0	0	0	0	0	0	0	0	0	0
(17,330)	(182,084)	(21,728)	(222,887)	0	0	0	0	0	0	0	0
(17,984)	(189,155)	(28,910)	(292,472)	(6)	(59)	(393)	(3,930)	(1)	(15)	(10)	(93)
(25,798)	(271,371)	(33,602)	(338,717)	0	0	0	0	0	0	0	0
(93,660)	(984,113)	(146,208)	(1,473,188)	0	0	0	0	0	0	0	0
207,706	$2,178,284	724,072	$7,385,836	2,869	$28,816	14,393	$143,401	1,295	$12,759	6,926	$65,395

Semiannual Report	September 30, 2010	197

Notes to Financial Statements (Cont.)

	PIMCO Moderate Duration Fund				PIMCO Money Market Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25,635	$280,165	73,563	$769,214	405,232	$405,233	182,124	$182,124
Class M	0	0	0	0	0	0	0	0
Class P	0	0	1	10	0	0	0	0
Administrative Class	0	0	0	0	9,121	9,121	52,737	52,737
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	155,973	155,973	237,390	237,390
Issued as reinvestment of distributions
Institutional Class	2,293	25,143	8,584	89,449	77	77	229	229
Class M	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	9	9	16	17
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	54	54	226	226
Cost of shares redeemed
Institutional Class	(13,637)	(148,968)	(56,948)	(593,628)	(259,134)	(259,134)	(257,483)	(257,483)
Class M	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	(8,935)	(8,935)	(28,172)	(28,172)
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(162,975)	(162,976)	(381,654)	(381,654)
Net increase (decrease) resulting from Fund share transactions	14,291	$156,340	25,200	$265,045	139,422	$139,422	(194,587)	$(194,586)

	PIMCO Mortgage-Backed Securities Fund				PIMCO Short-Term Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	6,127	$67,395	16,932	$177,397	426,160	$4,211,280	711,265	$6,946,412
Class M	0	0	0	0	0	0	0	0
Class P	959	10,539	3,441	36,236	14,053	138,839	38,662	377,478
Administrative Class	1,380	15,165	4,262	44,531	69,058	682,669	193,810	1,889,493
Class D	2,970	32,570	5,940	62,804	18,466	182,436	55,244	539,268
Other Classes	2,591	28,495	15,691	165,257	50,397	497,891	214,387	2,090,359
Issued as reinvestment of distributions
Institutional Class	300	3,304	2,683	28,319	2,869	28,376	7,122	69,518
Class M	0	0	0	0	0	0	0	0
Class P	8	83	16	171	81	802	114	1,121
Administrative Class	91	1,005	841	8,855	848	8,385	3,918	38,125
Class D	128	1,403	1,333	14,062	165	1,633	494	4,816
Other Classes	147	1,606	896	9,456	442	4,375	1,521	14,855
Cost of shares redeemed
Institutional Class	(6,916)	(75,969)	(40,341)	(428,389)	(331,526)	(3,275,701)	(354,597)	(3,473,310)
Class M	0	0	0	0	0	0	0	0
Class P	(661)	(7,261)	(867)	(9,229)	(13,918)	(137,550)	(13,307)	(130,586)
Administrative Class	(1,581)	(17,417)	(18,008)	(189,415)	(109,018)	(1,077,436)	(90,379)	(880,900)
Class D	(3,657)	(40,069)	(15,052)	(159,521)	(20,397)	(201,470)	(16,464)	(161,146)
Other Classes	(3,773)	(41,255)	(12,538)	(133,066)	(62,744)	(620,073)	(81,445)	(796,405)
Net increase (decrease) resulting from Fund share transactions	(1,887)	$(20,406)	(34,771)	$(372,532)	44,936	$444,456	670,345	$6,529,098

198	PIMCO Funds	Bond Funds

September 30, 2010 (Unaudited)

	PIMCO Unconstrained Bond Fund				PIMCO Unconstrained Tax Managed Bond Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	440,686	$4,906,856	206,512	$2,234,637	4,608	$48,158	8,001	$82,494
Class M	0	0	0	0	0	0	0	0
Class P	47,362	526,348	33,139	362,203	1,666	17,428	928	9,633
Administrative Class	0	0	0	0	0	0	0	0
Class D	37,898	421,377	70,011	757,499	800	8,383	1,455	14,932
Other Classes	130,298	1,448,306	144,045	1,565,041	3,658	38,269	3,695	38,168
Issued as reinvestment of distributions
Institutional Class	5,129	57,297	7,192	77,912	55	572	76	788
Class M	0	0	0	0	0	0	0	0
Class P	239	2,671	189	2,059	3	27	0	1
Administrative Class	0	0	0	0	0	0	0	0
Class D	751	8,376	1,895	20,532	6	63	14	142
Other Classes	1,528	17,049	3,004	32,548	15	151	19	194
Cost of shares redeemed
Institutional Class	(42,492)	(473,449)	(24,369)	(263,827)	(2,651)	(27,813)	(974)	(9,992)
Class M	0	0	0	0	0	0	0	0
Class P	(8,352)	(93,046)	(2,439)	(26,604)	(231)	(2,422)	(31)	(321)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(15,034)	(167,103)	(15,464)	(167,918)	(374)	(3,915)	(438)	(4,538)
Other Classes	(25,513)	(284,285)	(22,427)	(242,786)	(535)	(5,607)	(288)	(2,971)
Net increase resulting from Fund share transactions	572,500	$6,370,397	401,288	$4,351,296	7,020	$73,294	12,457	$128,530

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Semiannual Report	September 30, 2010	199

Notes to Financial Statements (Cont.)

September 30, 2010 (Unaudited)

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Extended Duration Fund	$46,912	$(1,102)	$45,810
PIMCO Global Advantage Strategy Bond Fund	87,477	(4,391)	83,086
PIMCO GNMA Fund	30,975	(5,483)	25,492
PIMCO Government Money Market Fund	0	0	0
PIMCO Income Fund	141,349	(10,793)	130,556
PIMCO Long Duration Total Return Fund	442,473	(10,165)	432,308
PIMCO Long-Term U.S. Government Fund	76,156	(18,033)	58,123
PIMCO Low Duration Fund	552,526	(181,526)	371,000
PIMCO Low Duration Fund II	11,895	(4,337)	7,558
PIMCO Low Duration Fund III	4,735	(1,628)	3,107
PIMCO Moderate Duration Fund	91,260	(13,982)	77,278
PIMCO Money Market Fund	0	0	0
PIMCO Mortgage-Backed Securities Fund	17,928	(16,141)	1,787
PIMCO Short-Term Fund	142,063	(87,750)	54,313
PIMCO Unconstrained Bond Fund	573,650	(13,280)	560,370
PIMCO Unconstrained Tax Managed Bond Fund	7,750	(58)	7,692

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

200	PIMCO Funds	Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.
FDIC	Federal Deposit Insurance Corp.	GNMA	Government National Mortgage Association	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	FSB	Federal Savings Bank
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	JEA	Jacksonville Electric Authority
ALT	Alternate Loan Trust	CMO	Collateralized Mortgage Obligation	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

Semiannual Report	September 30, 2010	201

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

202	PIMCO Funds	Bond Funds

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to

Semiannual Report	September 30, 2010	203

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and

Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a

204	PIMCO Funds	Bond Funds

(Unaudited)

net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add

Semiannual Report	September 30, 2010	205

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

(Unaudited)

the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

206	PIMCO Funds	Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS20316 SAR 093010

Share Classes	Institutional ■ P ■ Administrative ■ D

Semiannual Report September 30, 2010

Inflation-Protected Funds

PIMCO Real Income™ 2019 Fund

PIMCO Real Income™ 2029 Fund

PIMCO Real Return Asset Fund

PIMCO Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO Tax Managed Real Return Fund

PIMCO CommoditiesPLUS™ Short Strategy Fund

PIMCO CommoditiesPLUS™ Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		15
Financial Highlights		18
Statements of Assets and Liabilities		26
Consolidated Statements of Assets and Liabilities		27
Statements of Operations		28
Consolidated Statements of Operations		29
Statements of Changes in Net Assets		30
Consolidated Statements of Changes in Net Assets		32
Notes to Financial Statements		88
Glossary		102
Privacy Policy		103
Approval of the Amended and Restated Investment Advisory contract, supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		104

FUND	Fund Summary	Schedule of Investments

PIMCO Real Income™ 2019 Fund	6	33
PIMCO Real Income™ 2029 Fund	7	34
PIMCO Real Return Asset Fund	8	35
PIMCO Real Return Fund	9	43
PIMCO RealEstateRealReturn Strategy Fund	10	55
PIMCO Tax Managed Real Return Fund	11	61
PIMCO CommoditiesPLUS™ Short Strategy Fund	12	65
PIMCO CommoditiesPLUS™ Strategy Fund	13	68
PIMCO CommodityRealReturn Strategy Fund®	14	75

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	Inflation-Protected Funds

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. However, the Average Annual Total Return table for the PIMCO Tax Managed Real Return Fund discloses returns after taxes on Fund distributions. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO CommoditiesPLUS™ Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® are intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be effected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Real Income™ 2019 Fund and PIMCO Real Income™ 2029 Fund are designed to represent the portion of a retiree’s portfolio devoted to meeting required spending needs not covered by Social Security or defined benefit plans. The PIMCO Real Income™ 2019 Fund’s and PIMCO Real Income™ 2029 Fund’s portfolios are composed of mostly Treasury Inflation-Protected Securities (TIPS), with maturities structured over a predetermined time frame to generate systematic, inflation-adjusted distributions. These distributions are a combination of interest and principal, both of which are automatically adjusted to the rate of inflation; they are paid out monthly until the Fund reaches its final maturity date (either 2019 or 2029).

4	PIMCO Funds	Inflation-Protected Funds

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO CommodityRealReturn Strategy Fund® (4/08), PIMCO Real Return Fund (4/08), PIMCO RealEstateRealReturn Strategy Fund® (4/08), PIMCO Real Income™ 2019 Fund (10/09), PIMCO Real Income™ 2029 Fund (10/09), PIMCO Tax Managed Real Return Fund (10/09), PIMCO CommoditiesPLUS™ Short Strategy Fund (08/10), and PIMCO CommoditiesPLUS™ Strategy Fund (05/10). The Administrative Class shares of the following Funds were first offered in (month/year): PIMCO Real Return Fund (4/00), and PIMCO CommodityRealReturn Strategy Fund® (6/02). The Class D shares of the following Funds were first offered in (month/year): PIMCO Real Return Fund (4/98), PIMCO CommodityRealReturn Strategy Fund® (11/02), PIMCO RealEstateRealReturn Strategy Fund (10/03), PIMCO Real Income™ 2019 Fund (10/09), PIMCO Real Income™ 2029 Fund (10/09), PIMCO Tax Managed Real Return Fund (10/09), PIMCO CommoditiesPLUS™ Short Strategy Fund (08/10), and PIMCO CommoditiesPLUS™ Strategy Fund (05/10). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class, and Class D shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most Funds is from April 1, 2010 to September 30, 2010, with the exception of the PIMCO CommoditiesPLUS™ Short Strategy Fund, which is from August 17, 2010 (the date the Fund commenced operations) to September 30, 2010 and the PIMCO CommoditiesPLUS™ Strategy Fund, which is from August 28, 2010 (the date the Fund commenced operations) to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Real Income™ 2019 Fund

Institutional Class - PRIFX	Class D - PRLDX
Class P - PICPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Treasury Obligations	94.2%
Short-Term Instruments	5.8%
‡	% of Total Investments as of 09/30/10

Cumulative Total Return for the period ended September 30, 2010
	6 Months*	Fund Inception (10/30/09)
PIMCO Real Income™ 2019 Fund Institutional Class	4.43%	5.90%
PIMCO Real Income™ 2019 Fund Class P	4.40%	5.85%
PIMCO Real Income™ 2019 Fund Class D	4.43%	5.70%
Barclays Capital US TIPS Real Income 2019 Index	4.24%	5.58%	**
Lipper Retirement Income Funds Average	2.62%	9.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.39% for the Institutional Class shares, 0.49% for the Class P shares, and 0.79% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance ††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,044.30	$1,044.02	$1,044.34	$1,023.11	$1,022.61	$1,021.11
Expenses Paid During Period†	$2.00	$2.51	$4.05	$1.98	$2.48	$4.00

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.39% for Institutional Class, 0.49% for Class P, and 0.79% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Income™ 2019 Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2019 or sooner, as represented by the Barclays Capital US TIPS Real Income 2019 Index, benefited total return performance as the Index returned 4.24% for the period.

»	The distribution per share of the Fund was adjusted up 0.61% during the period due to a rise in the non-seasonally adjusted Consumer Price Index.

6	PIMCO Funds	Inflation-Protected Funds

PIMCO Real Income™ 2029 Fund

Institutional Class - PRIIX	Class D - PORDX
Class P - PRQCX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 09/30/10

Cumulative Total Return for the period ended September 30, 2010
	6 Months*	Fund Inception (10/30/09)
PIMCO Real Income™ 2029 Fund Institutional Class	8.23%	9.36%
PIMCO Real Income™ 2029 Fund Class P	8.32%	9.31%
PIMCO Real Income™ 2029 Fund Class D	8.13%	9.05%
Barclays Capital US TIPS Real Income 2029 Index	7.77%	8.55%	**
Lipper Retirement Income Funds Average	2.62%	9.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.39% for the Institutional Class shares, 0.49% for the Class P shares, and 0.79% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance ††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,082.34	$1,083.18	$1,081.33	$1,023.11	$1,022.61	$1,021.11
Expenses Paid During Period†	$2.04	$2.56	$4.12	$1.98	$2.48	$4.00

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.39% for Institutional Class, 0.49% for Class P, and 0.79% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Income™ 2029 Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2029 or sooner, as represented by the Barclays Capital US TIPS Real Income 2029 Index, benefited total return performance as the Index returned 7.77% for the period.

»	The distribution per share of the Fund was adjusted up 0.61% during the period due to a rise in the non-seasonally adjusted Consumer Price Index.

Semiannual Report	September 30, 2010	7

PIMCO Real Return Asset Fund

Institutional Class - PRAIX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $1,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	64.2%
Asset-Backed Securities	9.6%
Corporate Bonds & Notes	9.3%
Mortgage-Backed Securities	6.1%
Short-Term Instruments	2.0%
Other	8.8%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (11/12/01)
PIMCO Real Return Asset Fund Institutional Class	13.23%	15.88%	6.34%	8.80%
Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index	11.33%	12.20%	5.79%	8.13%	**
Lipper Treasury Inflation-Protected Securities Funds Average	6.01%	8.77%	4.50%	6.07%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 07/31/10, as revised and supplemented to date, is 0.59% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,132.94	$1,022.26
Expenses Paid During Period†	$2.99	$2.84

† Expenses are equal to the net annualized expense ratio for the class 0.56% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

»

Modest exposure to commodities via commodity-linked notes benefited performance as commodities posted positive returns for the reporting period, as measured by the Dow Jones-UBS Commodity Index Total Return.

»	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	An above-index Australian real duration benefited performance as the ten-year Australian real yield declined during the period.

»	Holdings of senior commercial mortgage-backed securities and non-Agency mortgage-backed securities benefited performance as mortgage spreads over U.S. Treasuries tightened during the period.

»	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

»

Below-index U.S. Treasury Inflation-Protected Securities (“TIPS”) duration between March 31, 2010 and June 30, 2010 detracted from performance as the ten-year U.S. real yield declined during this period.

8	PIMCO Funds	Inflation-Protected Funds

PIMCO Real Return Fund

Institutional Class - PRRIX	Class P - PRLPX
Administrative Class - PARRX	Class D - PRRDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Treasury Obligations	81.9%
Corporate Bonds & Notes	9.2%
Mortgage-Backed Securities	3.1%
Asset-Backed Securities	2.5%
Short-Term Instruments	0.1%
Other	3.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	7.51%	11.26%	6.25%	8.07%	7.70%
PIMCO Real Return Fund Class P	7.45%	11.15%	6.14%	7.96%	7.61%
PIMCO Real Return Fund Administrative Class	7.37%	10.98%	5.98%	7.79%	7.42%
PIMCO Real Return Fund Class D	7.29%	10.82%	5.79%	7.60%	7.24%
Barclays Capital U.S. TIPS Index	6.40%	8.89%	5.49%	7.49%	6.76%	**
Lipper Treasury Inflation-Protected Securities Funds Average	6.01%	8.77%	4.50%	6.81%	6.45%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.48% for the Institutional Class shares, 0.56% for the Class P shares, 0.73% for the Administrative Class shares, and 0.88% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,075.05	$1,074.53	$1,073.72	$1,072.94	$1,022.76	$1,022.26	$1,021.51	$1,020.76
Expenses Paid During Period†	$2.39	$2.91	$3.69	$4.47	$2.33	$2.84	$3.60	$4.36

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.56% for Class P, 0.71% for Administrative Class, and 0.86% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	An above-index Australian real duration benefited performance as the ten-year Australian real yield declined during the period.

»	Holdings of senior commercial mortgage-backed securities and non-Agency mortgage-backed securities benefited performance as mortgage spreads over U.S. Treasuries tightened during the period.

»	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

»

Below-index U.S. Treasury Inflation-Protected Securities (“TIPS”) duration between March 31, 2010 and July 31, 2010 detracted from performance as the ten-year U.S. real yield declined during this period.

Semiannual Report	September 30, 2010	9

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class D - PETDX
Class P - PETPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Treasury Obligations	78.8%
Short-Term Instruments	9.2%
Corporate Bonds & Notes	6.2%
Sovereign Issues	2.3%
Mortgage-Backed Securities	1.5%
Other	2.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	19.26%	48.21%	4.16%	11.54%
PIMCO RealEstateRealReturn Strategy Fund Class P	19.28%	48.33%	4.07%	11.45%
PIMCO RealEstateRealReturn Strategy Fund Class D	19.18%	48.07%	3.75%	11.07%
Dow Jones U.S. Select REIT Total Return Index	8.54%	30.14%	1.31%	7.99%	**
Lipper Real Estate Funds Average	8.56%	29.84%	1.05%	7.33%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.94% for the Institutional Class shares, 0.87% for the Class P shares, and 1.27% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,192.63	$1,192.77	$1,191.76	$1,021.31	$1,020.81	$1,019.30
Expenses Paid During Period†	$4.12	$4.67	$6.32	$3.80	$4.31	$5.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Institutional Class, 0.85% for Class P, and 1.15% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

»

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the one-month LIBOR financing rate that is assumed in real estate investment trust (“REIT”) index-linked derivatives.

»	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	An above-index Australian real duration benefited performance as the ten-year Australian real yield declined during the period.

»	Holdings of senior commercial mortgage-backed securities and non-Agency mortgage-backed securities benefited performance as mortgage spreads over U.S. Treasuries tightened during the period.

»	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

10	PIMCO Funds	Inflation-Protected Funds

PIMCO Tax Managed Real Return Fund

Institutional Class - PTMIX	Class D - PXMDX
Class P - PTMPX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Municipal Bonds & Notes	92.8%
Short-Term Instruments	7.2%
‡	% of Total Investments as of 09/30/10

Cumulative Total Return for the period ended September 30, 2010
	6 Months*	Fund Inception (10/30/09)
PIMCO Tax Managed Real Return Fund Institutional Class	1.16%	3.93%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions	1.15%	3.92%
PIMCO Tax Managed Real Return Fund Class P	1.11%	3.84%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions	1.10%	3.83%
PIMCO Tax Managed Real Return Fund Class D	0.96%	3.55%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions	0.95%	3.54%
Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	4.26%	6.40%	**
Lipper General Municipal Debt Funds Average	5.35%	7.93%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.45% for the Institutional Class shares, 0.55% for the Class P shares, and 0.85% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance ††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,011.57	$1,011.10	$1,009.55	$1,022.81	$1,022.31	$1,020.81
Expenses Paid During Period†	$2.27	$2.77	$4.28	$2.28	$2.79	$4.31

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.55% for Class P, and 0.85% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Tax Managed Real Return Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management, by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”), with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), and other types of fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, such as CPI swaps.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the period, which detracted from performance as municipal yields moved lower over the period.

»	Inflation swap exposure detracted from performance as breakeven inflation narrowed and as inflation accruals were flat over the period.

»	An overweight to water and sewer bonds as well as education bonds benefited performance as these sectors outperformed the broad municipal bond index over the period.

»	An underweight to pre-refunded bonds benefited performance as the sector underperformed the broad municipal bond index over the period.

Semiannual Report	September 30, 2010	11

PIMCO CommoditiesPLUSTM Short Strategy Fund

Institutional Class - PCPIX	Class D - PCSDX
Class P - PCSPX

Allocation Breakdown‡

Short-Term Instruments	67.1%
Corporate Bonds & Notes	16.2%
U.S. Government Agencies	15.6%
Convertible Bonds & Notes	1.1%
‡	% of Total Investments as of 09/30/10

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2010
Fund Inception (08/17/10)
PIMCO CommoditiesPLUS™ Short Strategy Fund Institutional Class	-5.20%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class P	-5.20%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class D	-5.20%
Dow Jones-UBS Commodity Index Total Return	5.50%
Inverse of the Dow Jones-UBS Commodity Index Total Return	-5.35%
Lipper Dedicated Short-Bias Fund Average	-13.00%*

All Fund returns are net of fees and expenses.

* Cumulative total return since 08/31/10.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.95% for the Institutional Class shares, 1.05% for the Class P shares, and 1.45% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance ††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (08/17/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$948.00	$948.00	$948.00	$1,021.11	$1,020.61	$1,018.60
Expenses Paid During Period†	$0.93	$1.04	$1.51	$4.00	$4.51	$6.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Institutional Class, 0.89% for Class P and 1.29% for Class D), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since the Fund commenced operations on 08/17/10). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.07%.

†† Hypothetical Performance reflects a beginning account value as of 04/01/10.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommoditiesPLUS™ Short Strategy Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management, by investing under normal circumstances in short positions with respect to the Dow Jones-UBS Commodity Index Total Return (the “Index”), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of fixed-income instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations as outlined in the Fund’s prospectus. The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets.

»	The Fund commenced operations on August 17, 2010.

»	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	The Fund’s negative absolute performance was driven by the positive performance of the Dow Jones-UBS Commodity Total Return Index during the period since the Fund’s inception.

12	PIMCO Funds	Inflation-Protected Funds

PIMCO CommoditiesPLUSTM Strategy Fund

Institutional Class - PCLIX	Class D - PCLDX
Class P - PCLPX

Allocation Breakdown‡

Short-Term Instruments	39.7%
Corporate Bonds & Notes	29.7%
Mortgage-Backed Securities	12.2%
U.S. Government Agencies	10.8%
Asset-Backed Securities	5.2%
Other	2.4%
‡	% of Total Investments as of 09/30/10

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2010
Fund Inception (05/28/10)
PIMCO CommoditiesPLUS™ Strategy Fund Institutional Class	12.50%
PIMCO CommoditiesPLUS™ Strategy Fund Class D	12.40%
PIMCO CommoditiesPLUS™ Strategy Fund Class P	12.50%
Credit Suisse Commodity Benchmark Index	10.68%*
Lipper Commodities Funds Average	10.79%*

All Fund returns are net of fees and expenses.

* Cumulative total return since 05/31/10.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for the Class P shares, and 1.40% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance ††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (05/28/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,125.00	$1,125.00	$1,124.00	$1,021.36	$1,020.86	$1,018.85
Expenses Paid During Period†	$2.69	$3.06	$4.51	$3.75	$4.26	$6.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.74% for Institutional Class, 0.84% for Class P, and 1.24% for Class D), multiplied by the average account value over the period, multiplied by 126/365 (to reflect the period since the Fund commenced operations on 05/28/10). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.12%, 0.12% and 0.09% for Institutional Class, Class P and Class D, respectively.

†† Hypothetical Performance reflects a beginning account value as of 04/01/10.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommoditiesPLUS™ Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of fixed-income instruments. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets.

»	The Fund commenced operations on May 28, 2010.

»

The Fund seeks to outperform the Credit Suisse Commodity Benchmark Index (the “Index”) by actively managing its commodity exposure and by actively managing the collateral portfolio that backs the commodity-linked derivative instruments.

»

A range of active commodity strategies were employed within the Fund in an effort to add value; these include strategies designed to mitigate the effects of rolling futures contracts when commodity forward curves are upward sloping (i.e., contango) and strategies that seek to exploit changing relative value across related commodities. Active commodities strategies contributed to the Fund’s outperformance versus the Index during the period.

»	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	Holdings of senior commercial mortgage-backed securities (“CMBS”) and non-Agency mortgage-backed securities benefited performance as mortgage spreads over U.S. Treasuries tightened during the period.

»	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

Semiannual Report	September 30, 2010	13

PIMCO CommodityRealReturn Strategy Fund®

Institutional Class - PCRIX	Class P - PCRPX
Administrative Class - PCRRX	Class D - PCRDX

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class Shares is $1,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Treasury Obligations	74.5%
Short-Term Instruments	12.5%
Corporate Bonds & Notes	7.3%
Mortgage-Backed Securities	2.3%
Sovereign Issues	2.1%
Other	1.3%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	11.09%	20.03%	-0.38%	10.70%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	10.94%	19.98%	-0.62%	10.43%
PIMCO CommodityRealReturn Strategy Fund® Class D	10.69%	19.41%	-0.88%	10.16%
PIMCO CommodityRealReturn Strategy Fund® Class P	10.92%	19.96%	-0.46%	10.60%
Dow Jones-UBS Commodity Index Total Return	6.24%	10.01%	-2.35%	6.48%	**
Lipper Commodities Funds Average	3.03%	7.98%	-5.75%	3.03%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.89% for the Institutional Class shares, 0.97% for the Class P shares, 1.14% for the Administrative Class shares, and 1.39% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,110.86	$1,109.18	$1,109.38	$1,106.89	$1,021.26	$1,020.76	$1,020.00	$1,018.75
Expenses Paid During Period†	$4.02	$4.55	$5.34	$6.65	$3.85	$4.36	$5.11	$6.38

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.76% for Institutional Class, 0.86% for the Class P shares, 1.01% for Administrative Class, and 1.26% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.10%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

»

The Fund seeks to outperform the Dow Jones-UBS Commodity Index Total Return (the “Index”) by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, and by actively managing this collateral portfolio.

»

A range of active commodity strategies were employed within the Fund in an effort to add value; these include strategies designed to mitigate the effects of rolling futures contracts when commodity forward curves are upward sloping (i.e., contango) and strategies that seek to exploit changing relative value across related commodities. Active commodities strategies contributed to the Fund’s outperformance versus the Index during the period.

»	The portfolio’s construction, which uses U.S. TIPS as collateral, benefited performance as U.S. TIPS outperformed the U.S. Treasury bill collateral rate embedded in the Index during the period.

»	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	An above-index Australian real duration contributed to performance as the ten-year Australian real yield declined during the period.

»	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

14	PIMCO Funds	Inflation-Protected Funds

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index	Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2019 Index	The Barclays Capital US TIPS Real Income 2019 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2029 Index	The Barclays Capital US TIPS Real Income 2029 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. It is not possible to invest directly in an unmanaged index.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to directly invest into an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Inverse of the Dow Jones-UBS Commodity Index Total Return	Inverse of the Dow Jones-UBS Commodity Index Total Return is the negative equivalent of the return of the Dow Jones-UBS Commodity Index Total Return. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of exchange-traded futures contracts on 19 physical commodities, which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	15

Benchmark Descriptions (Cont.)

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

16	PIMCO Funds	Inflation-Protected Funds

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Semiannual Report	September 30, 2010	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Real IncomeTM 2019 Fund
Institutional Class
04/01/2010 - 09/30/2010+	$9.71	$0.06	$0.36	$0.42	$(0.52)	$0.00	$0.00
10/30/2009 - 3/31/2010	10.00	0.05	0.09	0.14	(0.12)	0.00	(0.31)
Class P
04/01/2010 - 09/30/2010+	9.71	0.05	0.37	0.42	(0.52)	0.00	0.00
10/30/2009 - 3/31/2010	10.00	0.07	0.07	0.14	(0.12)	0.00	(0.31)
Class D
04/01/2010 - 09/30/2010+	9.70	0.05	0.37	0.42	(0.51)	0.00	0.00
10/30/2009 - 3/31/2010	10.00	0.03	0.09	0.12	(0.11)	0.00	(0.31)

PIMCO Real IncomeTM 2029 Fund
Institutional Class
04/01/2010 - 09/30/2010+	$9.87	$0.09	$0.71	$0.80	$(0.28)	$0.00	$0.00
10/30/2009 - 3/31/2010	10.00	0.08	0.03	0.11	(0.14)	0.00	(0.10)
Class P
04/01/2010 - 09/30/2010+	9.86	0.09	0.72	0.81	(0.28)	0.00	0.00
10/30/2009 - 3/31/2010	10.00	0.11	(0.02)	0.09	(0.13)	0.00	(0.10)
Class D
04/01/2010 - 09/30/2010+	9.86	0.06	0.73	0.79	(0.27)	0.00	0.00
10/30/2009 - 3/31/2010	10.00	0.07	0.02	0.09	(0.13)	0.00	(0.10)

PIMCO Real Return Asset Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.98	$0.18	$1.26	$1.44	$(0.15)	$0.00	$0.00
03/31/2010	10.26	0.41	0.79	1.20	(0.36)	(0.12)	0.00
03/31/2009	12.05	0.25	(1.12)	(0.87)	(0.29)	(0.63)	0.00
03/31/2008	11.19	0.61	1.05	1.66	(0.60)	(0.20)	0.00
03/31/2007	11.24	0.47	(0.04)	0.43	(0.42)	(0.06)	0.00
03/31/2006	12.02	0.52	(0.58)	(0.06)	(0.59)	(0.13)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s advisory fee was reduced to 0.30%.

18	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.52)	$9.61	4.43%	$4,697	0.39	%*	0.60	%*	0.39	%*	0.60	%*	1.29	%*	92%
(0.43)	9.71	1.41	3,491	0.39	*	1.89	*	0.39	*	1.89	*	1.20	*	445

(0.52)	9.61	4.40	243	0.49	*	0.74	*	0.49	*	0.74	*	1.14	*	92
(0.43)	9.71	1.39	35	0.49	*	4.36	*	0.49	*	4.36	*	1.69	*	445

(0.51)	9.61	4.43	333	0.79	*	1.03	*	0.79	*	1.03	*	1.00	*	92
(0.42)	9.70	1.22	100	0.79	*	2.92	*	0.79	*	2.92	*	0.84	*	445

$(0.28)	$10.39	8.23%	$5,155	0.39	%*	0.39	%*	0.39	%*	0.39	%*	1.86	%*	123%
(0.24)	9.87	1.04	3,849	0.39	*	3.31	*	0.39	*	3.31	*	1.83	*	445

(0.28)	10.39	8.32	59	0.49	*	0.49	*	0.49	*	0.49	*	1.86	*	123
(0.23)	9.86	0.92	41	0.49	*	6.82	*	0.49	*	6.82	*	2.70	*	445

(0.27)	10.38	8.13	298	0.79	*	0.79	*	0.79	*	0.79	*	1.10	*	123
(0.23)	9.86	0.85	60	0.79	*	3.43	*	0.79	*	3.43	*	1.71	*	445

$(0.15)	$12.27	13.23%	$1,676,569	0.56	%*	0.56	%*	0.55	%*	0.55	%*	3.03	%*	203%
(0.48)	10.98	11.83	4,189,326	0.59		0.59		0.55		0.55		3.82		467
(0.92)	10.26	(6.80)	3,081,472	0.73	(b)	0.73	(b)	0.57	(b)	0.57	(b)	2.32		936
(0.80)	12.05	15.55	2,261,394	0.61		0.61		0.60		0.60		5.44		874
(0.48)	11.19	3.90	1,362,843	0.60		0.60		0.60		0.60		4.20		489
(0.72)	11.24	(0.75)	2,189,247	0.60		0.60		0.60		0.60		4.42		265

Semiannual Report	September 30, 2010	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Real Return Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.87	$0.13	$0.68	$0.81	$(0.13)	$0.00	$0.00
03/31/2010	10.00	0.40	0.93	1.33	(0.46)	0.00	0.00
03/31/2009	11.45	0.33	(1.05)	(0.72)	(0.34)	(0.39)	0.00
03/31/2008	10.89	0.62	0.91	1.53	(0.60)	(0.37)	0.00
03/31/2007	10.82	0.40	0.13	0.53	(0.37)	(0.08)	(0.01)
03/31/2006	11.42	0.52	(0.42)	0.10	(0.55)	(0.15)	0.00
Class P
04/01/2010 - 09/30/2010+	10.87	0.13	0.68	0.81	(0.13)	0.00	0.00
03/31/2010	10.00	0.34	0.98	1.32	(0.45)	0.00	0.00
04/30/2008 - 03/31/2009	11.22	0.10	(0.63)	(0.53)	(0.30)	(0.39)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	10.87	0.12	0.68	0.80	(0.12)	0.00	0.00
03/31/2010	10.00	0.38	0.93	1.31	(0.44)	0.00	0.00
03/31/2009	11.45	0.27	(1.01)	(0.74)	(0.32)	(0.39)	0.00
03/31/2008	10.89	0.58	0.92	1.50	(0.57)	(0.37)	0.00
03/31/2007	10.82	0.35	0.16	0.51	(0.35)	(0.08)	(0.01)
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)	0.00
Class D
04/01/2010 - 09/30/2010+	10.87	0.11	0.68	0.79	(0.11)	0.00	0.00
03/31/2010	10.00	0.36	0.93	1.29	(0.42)	0.00	0.00
03/31/2009	11.45	0.25	(1.01)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.57	0.91	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)	0.00

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
04/01/2010 - 09/30/2010+	$4.38	$0.03	$0.79	$0.82	$(0.71)	$0.00	$0.00
03/31/2010	2.08	0.19	2.83	3.02	(0.72)	0.00	0.00
03/31/2009	6.05	0.14	(4.11)	(3.97)	0.00	0.00	0.00
03/31/2008	7.61	0.28	(1.05)	(0.77)	(0.79)	0.00	0.00
03/31/2007	9.19	0.29	1.32	1.61	(3.19)	0.00	0.00
03/31/2006	9.31	0.50	2.55	3.05	(3.07)	(0.10)	0.00
Class P
04/01/2010 - 09/30/2010+	4.37	0.04	0.78	0.82	(0.71)	0.00	0.00
03/31/2010	2.08	0.14	2.88	3.02	(0.73)	0.00	0.00
04/30/2008 - 03/31/2009	6.29	0.14	(4.35)	(4.21)	0.00	0.00	0.00
Class D
04/01/2010 - 09/30/2010+	4.27	0.02	0.77	0.79	(0.70)	0.00	0.00
03/31/2010	2.04	0.15	2.80	2.95	(0.72)	0.00	0.00
03/31/2009	5.96	0.18	(4.10)	(3.92)	0.00	0.00	0.00
03/31/2008	7.52	0.33	(1.13)	(0.80)	(0.76)	0.00	0.00
03/31/2007	9.11	0.25	1.30	1.55	(3.14)	0.00	0.00
03/31/2006	9.26	0.38	2.60	2.98	(3.03)	(0.10)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.
(c)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.
(d)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35%.

20	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.13)	$11.55	7.51%	$7,462,993	0.46	%*	0.45	%*	2.41	%*	112%
(0.46)	10.87	13.51	7,762,237	0.48		0.45		3.79		408
(0.73)	10.00	(5.91)	5,101,322	0.65		0.45		3.13		915
(0.97)	11.45	14.84	8,177,173	0.45		0.45		5.62		806
(0.46)	10.89	5.00	5,427,623	0.45		0.45		3.67		480
(0.70)	10.82	0.81	5,920,513	0.45		0.45		4.64		388

(0.13)	11.55	7.45	873,162	0.56	*	0.55	*	2.25	*	112
(0.45)	10.87	13.39	670,522	0.56		0.55		3.18		408
(0.69)	10.00	(4.38)	2,031	0.86	*	0.55	*	1.14	*	915

(0.12)	11.55	7.37	1,246,477	0.71	*	0.70	*	2.12	*	112
(0.44)	10.87	13.22	1,060,100	0.73		0.70		3.57		408
(0.71)	10.00	(6.14)	738,750	0.94		0.70		2.59		915
(0.94)	11.45	14.56	764,876	0.70		0.70		5.25		806
(0.44)	10.89	4.74	453,363	0.70		0.70		3.21		480
(0.67)	10.82	0.55	399,084	0.70		0.70		5.00		388

(0.11)	11.55	7.29	1,789,075	0.86	*	0.85	*	1.96	*	112
(0.42)	10.87	13.05	1,476,692	0.88		0.85		3.42		408
(0.69)	10.00	(6.30)	1,003,987	1.12	(d)	0.88	(d)	2.42		915
(0.92)	11.45	14.33	1,121,850	0.90		0.90		5.22		806
(0.42)	10.89	4.53	873,320	0.90		0.90		3.19		480
(0.65)	10.82	0.35	1,124,170	0.90		0.90		4.37		388

$(0.71)	$4.49	19.26%	$337,257	0.75	%*	0.74	%*	1.48	%*	239%
(0.72)	4.38	144.95	109,277	0.94		0.74		5.74		863
0.00	2.08	(65.62)	154,135	0.88		0.74		3.40		1,288
(0.79)	6.05	(9.66)	427,882	0.75		0.74		4.60		900
(3.19)	7.61	20.17	96,685	0.74		0.74		3.31		538
(3.17)	9.19	36.18	370,682	0.74		0.74		4.88		337

(0.71)	4.48	19.28	5,662	0.85	*	0.84	*	1.79	*	239
(0.73)	4.37	144.53	3,062	0.87		0.84		3.25		863
0.00	2.08	(66.93)	3	1.00	*	0.84	*	3.62	*	1,288

(0.70)	4.36	19.18	46,480	1.15	*	1.14	*	0.80	*	239
(0.72)	4.27	144.23	10,943	1.27		1.14		4.23		863
0.00	2.04	(65.77)	5,263	1.27	(c)	1.18	(c)	3.77		1,288
(0.76)	5.96	(10.14)	7,106	1.20		1.19		5.08		900
(3.14)	7.52	19.69	9,471	1.19		1.19		2.85		538
(3.13)	9.11	35.56	18,720	1.21	(b)	1.21	(b)	3.80		337

Semiannual Report	September 30, 2010	21

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Tax Managed Real Return Fund
Institutional Class
04/01/2010 - 09/30/2010+	$10.21	$0.09	$0.03	$0.12	$(0.09)	$0.00
10/30/2009 - 3/31/2010	10.00	0.07	0.20	0.27	(0.06)	0.00
Class P
04/01/2010 - 09/30/2010+	10.21	0.08	0.03	0.11	(0.08)	0.00
10/30/2009 - 3/31/2010	10.00	0.06	0.21	0.27	(0.06)	0.00
Class D
04/01/2010 - 09/30/2010+	10.21	0.07	0.03	0.10	(0.07)	0.00
10/30/2009 - 3/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00

PIMCO CommoditiesPLUSTM Short Strategy Fund
Institutional Class
08/17/2010 - 09/30/2010+	$10.00	$(0.01)	$(0.51)	$(0.52)	$0.00	$0.00
Class P
08/17/2010 - 09/30/2010+	10.00	(0.01)	(0.51)	(0.52)	0.00	0.00
Class D
08/17/2010 - 09/30/2010+	10.00	(0.01)	(0.51)	(0.52)	0.00	0.00

PIMCO CommoditiesPLUSTM Strategy Fund
Institutional Class
05/28/2010 - 09/30/2010+	$10.00	$0.02	$1.23	$1.25	$0.00	$0.00
Class P
05/28/2010 - 09/30/2010+	10.00	0.01	1.24	1.25	0.00	0.00
Class D
05/28/2010 - 09/30/2010+	10.00	0.02	1.22	1.24	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

22	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.09)	$10.24	1.16%	$21,733	0.45	%*	0.45	%*	0.45	%*	0.45	%*	1.72	%*	116%
(0.06)	10.21	2.74	11,405	0.45	*	1.68	*	0.45	*	1.68	*	1.56	*	447

(0.08)	10.24	1.11	10	0.55	*	0.55	*	0.55	*	0.55	*	1.62	*	116
(0.06)	10.21	2.70	10	0.55	*	1.35	*	0.55	*	1.35	*	1.43	*	447

(0.07)	10.24	0.96	1,149	0.85	*	0.85	*	0.85	*	0.85	*	1.31	*	116
(0.05)	10.21	2.57	1,199	0.85	*	2.64	*	0.85	*	2.64	*	1.13	*	447

$0.00	$9.48	(5.20)%	$4,742	0.79	%*	0.86	%*	0.79	%*	0.86	%*	(0.71	)%*	0%

0.00	9.48	(5.20)	10	0.89	*	0.96	*	0.89	*	0.96	*	(0.82	)*	0

0.00	9.48	(5.20)	9	1.29	*	1.36	*	1.29	*	1.36	*	(1.22	)*	0

$0.00	$11.25	12.50%	$471,782	0.74	%*	0.86	%*	0.74	%*	0.86	%*	0.43	%*	60%

0.00	11.25	12.50	16	0.84	*	0.96	*	0.84	*	0.96	*	0.35	*	60

0.00	11.24	12.40	358	1.24	*	1.33	*	1.24	*	1.33	*	0.60	*	60

Semiannual Report	September 30, 2010	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO CommodityRealReturn Strategy Fund®
Institutional Class
04/01/2010 - 09/30/2010+	$7.82	$0.08	$0.75	$0.83	$(0.43)	$0.00	$0.00
03/31/2010	6.26	0.26	2.02	2.28	(0.62)	(0.10)	0.00
03/31/2009	18.32	0.34	(9.60)	(9.26)	(0.71)	(2.09)	0.00
03/31/2008	14.60	0.72	4.06	4.78	(1.06)	0.00	0.00
03/31/2007	14.03	0.42	0.73	1.15	(0.58)	0.00	0.00
03/31/2006	16.29	0.66	(0.15)	0.51	(1.88)	(0.07)	(0.82)
Class P
04/01/2010 - 09/30/2010+	7.82	0.07	0.75	0.82	(0.43)	0.00	0.00
03/31/2010	6.27	0.25	2.01	2.26	(0.61)	(0.10)	0.00
04/30/2008 - 03/31/2009	18.65	0.16	(9.73)	(9.57)	(0.72)	(2.09)	0.00
Administrative Class
04/01/2010 - 09/30/2010+	7.75	0.07	0.74	0.81	(0.42)	0.00	0.00
03/31/2010	6.21	0.24	2.00	2.24	(0.60)	(0.10)	0.00
03/31/2009	18.21	0.31	(9.54)	(9.23)	(0.68)	(2.09)	0.00
03/31/2008	14.52	0.67	4.05	4.72	(1.03)	0.00	0.00
03/31/2007	13.96	0.41	0.70	1.11	(0.55)	0.00	0.00
03/31/2006	16.25	0.41	0.05	0.46	(1.86)	(0.07)	(0.82)
Class D
04/01/2010 - 09/30/2010+	7.74	0.06	0.74	0.80	(0.42)	0.00	0.00
03/31/2010	6.20	0.22	2.00	2.22	(0.58)	(0.10)	0.00
03/31/2009	18.19	0.34	(9.59)	(9.25)	(0.65)	(2.09)	0.00
03/31/2008	14.51	0.63	4.04	4.67	(0.99)	0.00	0.00
03/31/2007	13.94	0.35	0.73	1.08	(0.51)	0.00	0.00
03/31/2006	16.23	0.58	(0.16)	0.42	(1.82)	(0.07)	(0.82)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.43)	$8.22	11.09%	$12,938,884	0.76	%*	0.86	%*	0.74	%*	0.84	%*	2.02	%*	104%
(0.72)	7.82	36.58	11,302,566	0.79		0.89		0.74		0.84		3.31		397
(2.80)	6.26	(50.88)	4,443,754	1.12		1.21		0.74		0.83		2.83		979
(1.06)	18.32	34.08	7,532,238	0.75		0.79		0.74		0.78		4.59		697
(0.58)	14.60	8.46	6,740,635	0.74		0.75		0.74		0.75		2.91		603
(2.77)	14.03	2.29	5,622,373	0.74		0.74		0.74		0.74		4.18		292

(0.43)	8.21	10.92	969,174	0.86	*	0.96	*	0.84	*	0.94	*	1.90	*	104
(0.71)	7.82	36.32	694,385	0.87		0.97		0.84		0.94		3.17		397
(2.81)	6.27	(51.66)	17,049	1.45	*	1.54	*	0.84	*	0.93	*	2.30	*	979

(0.42)	8.14	10.94	932,425	1.01	*	1.11	*	0.99	*	1.09	*	1.87	*	104
(0.70)	7.75	36.27	1,159,140	1.04		1.14		0.99		1.09		3.08		397
(2.77)	6.21	(50.97)	564,524	1.40		1.49		0.99		1.08		2.55		979
(1.03)	18.21	33.76	1,172,140	1.00		1.04		0.99		1.03		4.25		697
(0.55)	14.52	8.17	816,554	0.99		1.00		0.99		1.00		2.84		603
(2.75)	13.96	1.99	605,339	0.99		0.99		0.99		0.99		2.69		292

(0.42)	8.12	10.69	867,992	1.26	*	1.36	*	1.24	*	1.34	*	1.53	*	104
(0.68)	7.74	36.01	827,575	1.29		1.39		1.24		1.34		2.91		397
(2.74)	6.20	(51.12)	426,678	1.59		1.68		1.24		1.33		2.57		979
(0.99)	18.19	33.40	1,332,737	1.25		1.29		1.24		1.28		4.03		697
(0.51)	14.51	7.93	1,035,496	1.24		1.25		1.24		1.25		2.44		603
(2.71)	13.94	1.74	1,407,939	1.24		1.24		1.24		1.24		3.69		292

Semiannual Report	September 30, 2010	25

Statements of Assets and Liabilities

September 30, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real IncomeTM 2029 Fund	PIMCO Real Return Asset Fund	PIMCO Real Return Fund	PIMCO RealEstate- RealReturn Strategy Fund	PIMCO Tax Managed Real Return Fund

Assets:
Investments, at value	$10,941	$6,019	$2,536,027	$21,832,922	$569,299	$23,631
Investments in Affiliates, at value	0	0	32,503	164	25,984	0
Repurchase agreements, at value	138	0	730	16,000	1,214	1,549
Cash	1	58	0	3,768	311	1
Deposits with counterparty	0	0	4	8	0	0
Foreign currency, at value	0	0	391	8,486	286	0
Receivable for investments sold	0	0	4,789	71,044	21,789	1,131
Receivable for investments sold on a delayed-delivery basis	0	0	45,746	44,853	0	0
Receivable for Fund shares sold	29	16	12,318	52,045	937	3
Interest and dividends receivable	45	30	18,042	129,433	3,128	230
Dividends receivable from Affiliates	0	0	8	7	13	0
Variation margin receivable	0	0	0	28	0	0
Swap premiums paid	0	0	1,386	7,159	160	90
Unrealized appreciation on foreign currency contracts	0	0	1,545	16,330	341	0
Unrealized appreciation on swap agreements	0	0	6,606	36,689	22,201	0
Other assets	0	0	0	4	0	0
	11,154	6,123	2,660,095	22,218,940	645,663	26,635

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$311,724	$1,028,507	$0	$0
Payable for investments purchased	0	0	19,463	130,331	47,137	1,730
Payable for investments in Affiliates purchased	0	0	8	8	12	0
Payable for investments purchased on a delayed-delivery basis	0	0	599,417	2,057,354	109,996	0
Deposits from counterparty	0	0	30,363	81,997	26,552	0
Payable for Fund shares redeemed	5	6	361	33,904	4,402	59
Dividends payable	39	4	19	2,081	0	1
Written options outstanding	0	0	13,712	61,389	1,195	11
Accrued related party fees	7	2	739	11,729	339	10
Variation margin payable	0	0	0	68	3	0
Swap premiums received	0	0	1,400	8,030	208	191
Unrealized depreciation on foreign currency contracts	0	0	4,129	26,610	1,618	0
Unrealized depreciation on swap agreements	0	0	1,358	6,600	1,667	612
Other liabilities	0	0	833	2,390	0	0
	51	12	983,526	3,450,998	193,129	2,614

Net Assets	$11,103	$6,111	$1,676,569	$18,767,942	$452,534	$24,021

Net Assets Consist of:
Paid in capital	$11,206	$5,860	$1,506,000	$18,292,755	$457,786	$23,954
Undistributed (overdistributed) net investment income	(446)	(98)	7,315	(25,417)	36,746	1
Accumulated undistributed net realized gain (loss)	17	20	60,056	(397,711)	(71,789)	116
Net unrealized appreciation (depreciation)	326	329	103,198	898,315	29,791	(50)
	$11,103	$6,111	$1,676,569	$18,767,942	$452,534	$24,021

Net Assets:
Institutional Class	$4,697	$5,155	$1,676,569	$7,462,993	$337,257	$21,733
Class P	243	59	NA	873,162	5,662	10
Administrative Class	NA	NA	NA	1,246,477	NA	NA
Class D	333	298	NA	1,789,075	46,480	1,149
Other Classes	5,830	599	NA	7,396,235	63,135	1,129

Shares Issued and Outstanding:
Institutional Class	489	496	136,659	646,199	75,059	2,122
Class P	25	6	NA	75,605	1,264	1
Administrative Class	NA	NA	NA	107,929	NA	NA
Class D	35	29	NA	154,910	10,666	112

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.61	$10.39	$12.27	$11.55	$4.49	$10.24
Class P	9.61	10.39	NA	11.55	4.48	10.24
Administrative Class	NA	NA	NA	11.55	NA	NA
Class D	9.61	10.38	NA	11.55	4.36	10.24

Cost of Investments Owned	$10,614	$5,690	$2,427,860	$20,932,777	$558,601	$23,070
Cost of Investments in Affiliates Owned	$0	$0	$32,502	$164	$25,984	$0
Cost of Repurchase Agreements Owned	$138	$0	$730	$16,000	$1,214	$1,549
Cost of Foreign Currency Held	$0	$0	$369	$13,224	$283	$0
Premiums Received on Written Options	$0	$0	$6,869	$43,243	$1,006	$12

26	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Consolidated Statements of Assets and Liabilities

September 30, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Commodities- PLUSTM Short Strategy Fund	PIMCO Commodities- PLUSTM Strategy Fund	PIMCO Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$3,246	$343,793	$21,443,450
Investments in Affiliates, at value	1,200	58,009	179
Repurchase agreements, at value	251	68,416	2,176,268
Cash	82	14,709	8,495
Deposits with counterparty	0	138	3
Foreign currency, at value	0	74	10,823
Receivable for investments sold	8	15,160	17,345
Receivable for investments sold on a delayed-delivery basis	0	0	58,944
Receivable for Fund shares sold	20	44	97,351
Interest and dividends receivable	6	1,430	95,339
Dividends receivable from Affiliates	0	17	11
Variation margin receivable	0	136	40
Swap premiums paid	0	0	5,769
Unrealized appreciation on foreign currency contracts	0	111	14,685
Unrealized appreciation on swap agreements	0	13,187	117,864
Other assets	0	2	26
	4,813	515,226	24,046,592

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$1,142,747
Payable for investments purchased	0	410	441,025
Payable for investments in Affiliates purchased	0	14,717	11
Payable for investments purchased on a delayed-delivery basis	0	0	2,643,370
Deposits from counterparty	0	20,612	1,069,361
Payable for Fund shares redeemed	0	0	25,899
Written options outstanding	3	2,126	81,375
Accrued related party fees	3	288	13,055
Variation margin payable	0	11	447
Swap premiums received	3	113	6,030
Unrealized depreciation on foreign currency contracts	0	785	29,384
Unrealized depreciation on swap agreements	23	3,860	6,512
	32	42,922	5,459,216

Net Assets	$4,781	$472,304	$18,587,376

Net Assets Consist of:
Paid in capital	$5,040	$412,519	$16,723,090
Undistributed (overdistributed) net investment income	(4)	703	591,573
Accumulated undistributed net realized gain (loss)	(249)	45,123	698,298
Net unrealized appreciation (depreciation)	(6)	13,959	574,415
	$4,781	$472,304	$18,587,376

Net Assets:
Institutional Class	$4,742	$471,782	$12,938,884
Class P	10	16	969,174
Administrative Class	NA	NA	932,425
Class D	9	358	867,992
Other Classes	20	148	2,878,901

Shares Issued and Outstanding:
Institutional Class	500	41,919	1,573,546
Class P	1	1	117,976
Administrative Class	NA	NA	114,605
Class D	1	32	106,836

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.48	$11.25	$8.22
Class P	9.48	11.25	8.21
Administrative Class	NA	NA	8.14
Class D	9.48	11.24	8.12

Cost of Investments Owned	$3,234	$339,790	$20,955,700
Cost of Investments in Affiliates Owned	$1,200	$58,010	$179
Cost of Repurchase Agreements Owned	$251	$68,416	$2,176,268
Cost of Foreign Currency Held	$0	$71	$10,442
Premiums Received on Written Options	$3	$2,797	$58,900

See Accompanying Notes	Semiannual Report	September 30, 2010	27

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real IncomeTM 2029 Fund	PIMCO Real Return Asset Fund	PIMCO Real Return Fund	PIMCO RealEstate- RealReturn Strategy Fund	PIMCO Tax Managed Real Return Fund

Investment Income:
Interest	$74	$58	$52,730	$257,318	$4,548	$199
Dividends	0	0	64	834	11	0
Dividends from Affiliate investments	0	0	90	213	73	0
Miscellaneous income	0	0	1	26	0	0
Total Income	74	58	52,885	258,391	4,632	199

Expenses:
Investment advisory fees	9	5	4,445	22,673	1,005	23
Supervisory and administrative fees	13	6	3,704	28,896	613	21
Distribution and/or servicing fees - Administrative Class	0	0	0	1,430	0	0
Distribution and/or servicing fees - Other Classes	10	1	0	16,601	132	3
Trustees’ fees	0	0	9	35	1	0
Organization expense	10	0	0	0	0	0
Interest expense	0	0	108	735	19	0
Miscellaneous expense	0	0	16	64	1	0
Total Expenses	42	12	8,282	70,434	1,771	47
Reimbursement by Manager	(10)	0	0	0	0	0
Net Expenses	32	12	8,282	70,434	1,771	47

Net Investment Income	42	46	44,603	187,957	2,861	152

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	19	24	272,207	591,514	18,687	62
Net realized gain on Affiliate investments	0	0	34	117	36	0
Net realized gain (loss) on futures contracts, written options and swaps	0	0	5,266	18,661	31,475	(1)
Net realized gain on foreign currency transactions	0	0	7,961	28,185	113	0
Net change in unrealized appreciation on investments	325	344	72,948	519,635	15,196	531
Net change in unrealized (depreciation) on Affiliate investments	0	0	(3)	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(13,132)	(24,930)	3,804	(538)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(9,875)	(40,347)	(1,489)	0
Net Gain	344	368	335,406	1,092,835	67,822	54

Net Increase in Net Assets Resulting from Operations	$386	$414	$380,009	$1,280,792	$70,683	$206

28	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Commodities- PLUSTM Short Strategy Fund (1)	PIMCO Commodities- PLUSTM Strategy Fund (2)	PIMCO Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$0	$1,777	$238,268
Dividends	0	0	307
Dividends from Affiliate investments	1	132	331
Miscellaneous income	0	0	6
Total Income	1	1,909	238,912

Expenses:
Investment advisory fees	3	941	47,868
Supervisory and administrative fees	2	465	29,579
Distribution and/or servicing fees - Administrative Class	0	0	1,243
Distribution and/or servicing fees - Other Classes	0	0	6,495
Trustees’ fees	0	0	32
Interest expense	0	5	1,863
Miscellaneous expense	0	0	63
Total Expenses	5	1,411	87,143
Waiver by Manager	0	(205)	(8,328)
Net Expenses	5	1,206	78,815

Net Investment Income (Loss)	(4)	703	160,097

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	0	2,082	422,967
Net realized gain (loss) on Affiliate investments	0	78	(24)
Net realized gain (loss) on futures contracts, written options and swaps	(249)	43,038	1,039,767
Net realized gain (loss) on foreign currency transactions	0	(75)	28,893
Net change in unrealized appreciation on investments	12	4,006	186,450
Net change in unrealized (depreciation) on Affiliate investments	0	(1)	(3)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(18)	10,619	42,640
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(665)	(39,893)
Net Gain (Loss)	(255)	59,082	1,680,797

Net Increase (Decrease) in Net Assets Resulting from Operations	$(259)	$59,785	$1,840,894

(1)	Period from August 17, 2010 to September 30, 2010.
(2)	Period from May 28, 2010 to September 30, 2010.

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Statements of Changes in Net Assets

	PIMCO Real IncomeTM 2019 Fund		PIMCO Real IncomeTM 2029 Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Period from October 30, 2009 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from October 30, 2009 to March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$42	$20	$46	$26
Net realized gain	19	20	24	14
Net realized gain on Affiliate investments	0	0	0	0
Net change in unrealized appreciation (depreciation)	325	1	344	(15)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0
Net increase resulting from operations	386	41	414	25

Distributions to Shareholders:
From net investment income
Institutional Class	(219)	(39)	(126)	(43)
Class P	(10)	0	(3)	(1)
Administrative Class	0	0	0	0
Class D	(14)	0	(4)	0
Other Classes	(237)	(11)	(11)	(1)
From net realized capital gains
Institutional Class	0	0	0	0
Class P	0	0	0	0
Administrative Class	0	0	0	0
Class D	0	0	0	0
Other Classes	0	0	0	0
Tax basis return of capital
Institutional Class	0	(99)	0	(34)
Class P	0	0	0	0
Administrative Class	0	0	0	0
Class D	0	(2)	0	(1)
Other Classes	0	(35)	0	(1)

Total Distributions	(480)	(186)	(144)	(81)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,230	3,456	994	3,829
Class P	245	35	59	41
Administrative Class	0	0	0	0
Class D	293	133	301	85
Other Classes	2,889	3,034	425	211
Issued as reinvestment of distributions
Institutional Class	181	134	121	77
Class P	2	0	0	0
Administrative Class	0	0	0	0
Class D	11	1	2	0
Other Classes	111	32	5	2
Cost of shares redeemed
Institutional Class	(168)	(2)	(44)	(5)
Class P	(36)	0	(46)	0
Administrative Class	0	0	0	0
Class D	(67)	(32)	(72)	(25)
Other Classes	(140)	0	(63)	0
Net increase (decrease) resulting from Fund share transactions	4,551	6,791	1,682	4,215

Fund Redemption Fee	0	0	0	0

Total Increase (Decrease) in Net Assets	4,457	6,646	1,952	4,159

Net Assets:
Beginning of period	6,646	0	4,159	0
End of period*	$11,103	$6,646	$6,111	$4,159

*Including undistributed (overdistributed) net investment income of:	$(446)	$(8)	$(98)	$0

30	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

PIMCO Real Return Asset Fund		PIMCO Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund		PIMCO Tax Managed Real Return Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from October 30, 2009 to March 31, 2010

$44,603	$153,963	$187,957	$529,242	$2,861	$8,250	$152	$50
285,434	335,160	638,360	794,080	50,275	136,368	61	56
34	69	117	88	36	12	0	0
49,941	(6,027)	454,358	467,962	17,511	13,007	(7)	(43)
(3)	4	0	(20)	0	(1)	0	0
380,009	483,169	1,280,792	1,791,352	70,683	157,636	206	63

(41,385)	(133,256)	(88,426)	(291,758)	(53,386)	(14,610)	(139)	(48)
0	0	(8,202)	(20,431)	(738)	(371)	0	0
0	0	(11,849)	(38,321)	0	0	0	0
0	0	(15,627)	(48,287)	(4,952)	(1,657)	(8)	(2)
0	0	(59,431)	(221,694)	(8,922)	(6,987)	(5)	0

0	(50,036)	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

(41,385)	(183,292)	(183,535)	(620,491)	(67,998)	(23,625)	(152)	(50)

280,390	1,737,745	1,268,694	3,624,457	371,086	33,096	11,505	12,075
0	0	310,544	790,660	6,053	3,117	0	10
0	0	257,581	490,490	0	0	0	0
0	0	431,398	747,250	42,835	7,531	472	1,206
0	0	1,160,791	2,997,771	33,523	31,718	682	613

41,245	183,078	79,384	266,222	53,059	14,364	136	45
0	0	2,572	4,509	477	294	0	0
0	0	10,911	35,987	0	0	0	0
0	0	14,628	45,220	4,709	1,568	6	2
0	0	46,590	170,794	7,543	6,135	3	0

(3,173,016)	(1,112,846)	(2,102,864)	(1,740,040)	(201,748)	(207,357)	(1,360)	(741)
0	0	(155,612)	(158,921)	(3,460)	(253)	0	0
0	0	(151,445)	(276,354)	0	0	0	0
0	0	(231,991)	(412,054)	(10,273)	(8,310)	(532)	0
0	0	(1,067,908)	(1,998,451)	(25,700)	(16,385)	(151)	(17)
(2,851,381)	807,977	(126,727)	4,587,540	278,104	(134,482)	10,761	13,193

0	0	0	0	0	6	0	0

(2,512,757)	1,107,854	970,530	5,758,401	280,789	(465)	10,815	13,206

4,189,326	3,081,472	17,797,412	12,039,011	171,745	172,210	13,206	0
$1,676,569	$4,189,326	$18,767,942	$17,797,412	$452,534	$171,745	$24,021	$13,206

$7,315	$4,097	$(25,417)	$(29,839)	$36,746	$101,883	$1	$1

Semiannual Report	September 30, 2010	31

Consolidated Statements of Changes in Net Assets

	PIMCO Commodities- PlusTM Short Strategy Fund	PIMCO Commodities- PlusTM Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Period from August 17, 2010 to September 30, 2010 (Unaudited)	Period from May 28, 2010 to September 30, 2010 (Unaudited)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$(4)	$703	$160,097	$411,150
Net realized gain (loss)	(249)	45,045	1,491,627	2,194,445
Net realized gain (loss) on Affiliate investments	0	78	(24)	0
Net change in unrealized appreciation (depreciation)	(6)	13,960	189,197	755,747
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(1)	(3)	4
Net increase (decrease) resulting from operations	(259)	59,785	1,840,894	3,361,346

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	(664,259)	(765,526)
Class P	0	0	(45,964)	(38,826)
Administrative Class	0	0	(54,724)	(77,450)
Class D	0	0	(43,200)	(54,609)
Other Classes	0	0	(141,862)	(175,592)
From net realized capital gains
Institutional Class	0	0	0	(129,866)
Class P	0	0	0	(6,791)
Administrative Class	0	0	0	(13,258)
Class D	0	0	0	(9,615)
Other Classes	0	0	0	(30,335)

Total Distributions	0	0	(950,009)	(1,301,868)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	5,000	681,642	2,893,140	8,327,938
Class P	10	15	352,754	732,039
Administrative Class	0	0	221,318	579,712
Class D	10	345	165,821	520,406
Other Classes	20	139	417,046	1,317,668
Issued as reinvestment of distributions
Institutional Class	0	0	548,791	749,293
Class P	0	0	17,678	22,000
Administrative Class	0	0	54,467	90,157
Class D	0	0	39,166	58,591
Other Classes	0	0	113,327	166,173
Cost of shares redeemed
Institutional Class	0	(269,622)	(2,444,497)	(3,610,369)
Class P	0	0	(143,516)	(96,323)
Administrative Class	0	0	(533,340)	(223,980)
Class D	0	0	(203,275)	(295,262)
Other Classes	0	0	(422,467)	(754,268)
Net increase resulting from Fund share transactions	5,040	412,519	1,076,413	7,583,775

Fund Redemption Fee	0	0	0	119

Total Increase in Net Assets	4,781	472,304	1,967,298	9,643,372

Net Assets:
Beginning of period	0	0	16,620,078	6,976,706
End of period*	$4,781	$472,304	$18,587,376	$16,620,078

*Including undistributed (overdistributed) net investment income of:	$(4)	$703	$591,573	$1,381,485

32	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Schedule of Investments PIMCO Real IncomeTM 2019 Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 94.0%

Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	$141	$145
1.250% due 04/15/2014	124	130
1.250% due 07/15/2020	300	315
1.375% due 07/15/2018	485	520
1.375% due 01/15/2020	316	336
1.625% due 01/15/2015	444	475
1.625% due 01/15/2018	458	498
1.875% due 07/15/2013	795	846
1.875% due 07/15/2015	583	634
1.875% due 07/15/2019	541	601
2.000% due 04/15/2012	129	133
2.000% due 01/15/2014	513	551
2.000% due 07/15/2014	509	551
2.000% due 01/15/2016	566	621
2.125% due 01/15/2019	493	557
2.375% due 04/15/2011	132	133
2.375% due 01/15/2017	508	574
2.375% due 01/15/2027	97	112
2.500% due 07/15/2016	572	649
2.625% due 07/15/2017	663	765
3.000% due 07/15/2012	255	271
3.375% due 01/15/2012	565	592
3.500% due 01/15/2011	401	405
3.625% due 04/15/2028	20	27

Total U.S. Treasury Obligations (Cost $10,114)		10,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS 1.3%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$138	$138

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $142. Repurchase proceeds are $138.)

U.S. TREASURY BILLS 4.5%
0.106% due 10/07/2010 - 10/14/2010 (a)	500	500

Total Short-Term Instruments (Cost $638)		638

Total Investments 99.8% (Cost $10,752)		$11,079

Other Assets and Liabilities (Net) 0.2%		24

Net Assets 100.0%		$11,103

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$10,441	$0	$10,441
Short-Term Instruments
Repurchase Agreements	0	138	0	138
U.S. Treasury Bills	0	500	0	500
Investments, at value	$0	$11,079	$0	$11,079

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	33

Schedule of Investments PIMCO Real IncomeTM 2029 Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 98.5%

Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$52	$53
1.250% due 04/15/2014	52	54
1.250% due 07/15/2020	280	294
1.375% due 07/15/2018	177	190
1.375% due 01/15/2020	353	376
1.625% due 01/15/2015	228	244
1.625% due 01/15/2018	104	113
1.750% due 01/15/2028	255	270
1.875% due 07/15/2013	249	265
1.875% due 07/15/2015	123	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2019	$245	$272
2.000% due 04/15/2012	43	45
2.000% due 01/15/2014	124	133
2.000% due 07/15/2014	162	175
2.000% due 01/15/2016	148	163
2.000% due 01/15/2026	371	408
2.125% due 01/15/2019	189	213
2.375% due 01/15/2017	108	122
2.375% due 01/15/2025	335	386
2.375% due 01/15/2027	394	454
2.500% due 07/15/2016	97	110
2.500% due 01/15/2029	295	348
2.625% due 07/15/2017	242	280

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/15/2012	$85	$90
3.375% due 01/15/2012	49	52
3.625% due 04/15/2028	283	379
3.875% due 04/15/2029	285	396

Total U.S. Treasury Obligations (Cost $5,690)		6,019

Total Investments 98.5% (Cost $5,690)		$6,019

Other Assets and Liabilities (Net) 1.5%		92

Net Assets 100.0%		$6,111

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$6,019	$0	$6,019

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

34	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Schedule of Investments PIMCO Real Return Asset Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

Vodafone Group PLC
6.875% due 08/11/2015		$1,100	$1,088

Total Bank Loan Obligations (Cost $1,093)			1,088

CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 12.0%

Ally Financial, Inc.
5.375% due 06/06/2011		2,200	2,236
6.875% due 09/15/2011		1,600	1,641
6.875% due 08/28/2012		2,500	2,605
7.500% due 12/31/2013		2,000	2,145
7.500% due 09/15/2020		2,300	2,461

American International Group, Inc.
0.635% due 10/18/2011		2,000	1,971
4.700% due 10/01/2010		7,000	7,000
5.750% due 03/15/2067	GBP	3,850	4,415
5.850% due 01/16/2018		$2,000	2,080
8.175% due 05/15/2068		4,500	4,534

ANZ National International Ltd.
0.792% due 08/19/2014		10,000	10,086
6.200% due 07/19/2013		8,600	9,565

Banco do Brasil S.A.
4.500% due 01/22/2015		4,000	4,215

Bank of Scotland PLC
0.352% due 12/08/2010		2,500	2,499

Barclays Bank PLC
7.434% due 09/29/2049		1,200	1,236

Caelus Re Ltd.
6.549% due 06/07/2011		1,000	1,011

Citigroup, Inc.
0.418% due 03/07/2014		9,400	8,820
6.125% due 05/15/2018		1,100	1,202

Commonwealth Bank of Australia
0.789% due 06/25/2014		16,100	16,194

Countrywide Financial Corp.
5.800% due 06/07/2012		6,000	6,377

Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,076

FCE Bank PLC
7.125% due 01/16/2012	EUR	2,000	2,829
7.125% due 01/15/2013		500	711

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$2,000	2,000
7.250% due 10/25/2011		4,800	5,040
7.500% due 08/01/2012		8,100	8,602
7.800% due 06/01/2012		1,700	1,809

Foundation Re II Ltd.
7.119% due 11/26/2010		2,000	2,005

Green Valley Ltd.
4.410% due 01/10/2011	EUR	700	950

ING Bank NV
1.157% due 01/13/2012		$6,800	6,797

International Lease Finance Corp.
6.500% due 09/01/2014		1,200	1,293
6.625% due 11/15/2013		2,100	2,116
6.750% due 09/01/2016		1,100	1,182
7.125% due 09/01/2018		2,200	2,381

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,028	965
6.875% due 05/02/2018 (a)		$3,600	864
7.500% due 05/11/2038 (a)		10,000	14

Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	7,274

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		$5,000	$5,407

Metropolitan Life Global Funding I
1.417% due 09/17/2012		26,100	26,594

Morgan Stanley
0.975% due 10/18/2016		700	616
1.218% due 03/01/2013	EUR	1,600	2,077
2.876% due 05/14/2013		$2,900	2,958

Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,729

Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,779

Pricoa Global Funding I
0.489% due 09/27/2013		3,600	3,539

Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		2,800	2,875

Royal Bank of Scotland NV
0.992% due 03/09/2015		1,000	861

SLM Corp.
5.000% due 10/01/2013		6,500	6,375

Vita Capital III Ltd.
1.653% due 01/01/2012		1,600	1,586

Westpac Banking Corp.
0.572% due 09/10/2014		3,000	3,007

			200,604

INDUSTRIALS 2.3%

DISH DBS Corp.
6.375% due 10/01/2011		4,000	4,150

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		800	876
8.146% due 04/11/2018		1,500	1,762

Macy's Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,130
8.375% due 07/15/2015		2,050	2,358

Mohawk Industries, Inc.
6.875% due 01/15/2016		7,000	7,324

Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,555

Rexam PLC
6.750% due 06/01/2013		2,900	3,148

Southwest Airlines Co.
5.125% due 03/01/2017		2,000	2,104

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,206

Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,692

WM Wrigley Jr. Co.
1.664% due 06/28/2011		3,000	3,002

			38,307

UTILITIES 0.0%

BP Capital Markets PLC
0.422% due 04/11/2011		500	499

Total Corporate Bonds & Notes (Cost $237,780)			239,410

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Host Hotels & Resorts LP
2.625% due 04/15/2027		3,000	2,940

Total Convertible Bonds & Notes (Cost $2,878)			2,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 4.7%

CALIFORNIA 1.9%

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	$7,000	$7,376

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	834

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	2,000	2,172

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	18,000	20,432

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	400	406
6.296% due 05/15/2050	400	401

		31,621

ILLINOIS 0.9%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	15,000	15,187

INDIANA 0.4%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	7,000	7,673

OHIO 0.1%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	1,300	988

TEXAS 1.3%

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	20,000	22,231

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,710	1,328

Total Municipal Bonds & Notes (Cost $73,734)		79,028

U.S. GOVERNMENT AGENCIES 3.3%

Fannie Mae
1.586% due 09/01/2044 - 10/01/2044	387	385
2.703% due 01/01/2028	1,304	1,365
2.766% due 09/01/2034	1,079	1,119
2.802% due 09/01/2035	15,629	16,405
4.208% due 04/01/2024	32	33
4.655% due 12/01/2036	7,418	7,745
5.000% due 02/25/2017 - 04/25/2033	12,255	13,353

Freddie Mac
0.536% due 09/25/2031	96	91
0.607% due 12/15/2030	2,952	2,953
0.616% due 10/25/2029	732	716
3.220% due 07/01/2035	900	952
3.285% due 05/01/2035	737	779
5.000% due 11/15/2017 - 01/15/2018	1,468	1,519

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.125% due 12/20/2023		$1,184	$1,222
3.375% due 03/20/2026 - 05/20/2028		2,209	2,282
3.625% due 08/20/2023		1,184	1,224

Small Business Administration
5.902% due 02/10/2018		756	849

Tennessee Valley Authority
5.250% due 09/15/2039		1,500	1,748

Total U.S. Government Agencies (Cost $51,070)			54,740

U.S. TREASURY OBLIGATIONS 98.4%

Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020		3,099	3,257
1.375% due 01/15/2020		4,637	4,938
1.750% due 01/15/2028 (e)		118,352	125,481
1.875% due 07/15/2019		11,640	12,926
2.000% due 01/15/2026 (e)(f)		122,518	134,751
2.125% due 02/15/2040		71,211	79,539
2.375% due 01/15/2025 (e)		193,601	222,611
2.375% due 01/15/2027		97,655	112,723
2.500% due 01/15/2029		44,496	52,505
3.375% due 04/15/2032		95,718	129,220
3.625% due 04/15/2028 (e)		291,052	389,304
3.875% due 04/15/2029 (f)		271,469	377,426

U.S. Treasury Notes
0.375% due 08/31/2012 (e)(g)		4,488	4,485
0.625% due 06/30/2012		700	703

Total U.S. Treasury Obligations (Cost $1,568,924)			1,649,869

MORTGAGE-BACKED SECURITIES 9.3%

Adjustable Rate Mortgage Trust
5.323% due 11/25/2035		1,081	867
5.343% due 01/25/2036		969	851

American Home Mortgage Assets
1.290% due 11/25/2046		12,285	5,933

Arkle Master Issuer PLC
1.519% due 05/17/2060		13,100	13,065

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	800	1,089

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		$2,500	2,585
5.928% due 05/10/2045		1,530	1,681
5.934% due 02/10/2051		2,500	2,693

Banc of America Funding Corp.
5.243% due 03/20/2036		1,239	1,030

Banc of America Large Loan, Inc.
0.767% due 08/15/2029		405	373

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		831	798
2.560% due 08/25/2035		2,176	2,064
2.760% due 03/25/2035		2,870	2,742
2.934% due 03/25/2035		833	801
3.458% due 01/25/2035		1,056	1,023
3.691% due 11/25/2034		528	505
5.007% due 01/25/2035		423	427

Bear Stearns Alt-A Trust
4.805% due 08/25/2036		2,521	652
5.316% due 11/25/2036		1,305	808

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		2	2

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049		640	686

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		$202	$191
2.510% due 08/25/2035		1,054	993
2.560% due 08/25/2035		1,148	1,072
2.650% due 10/25/2035		1,433	1,214
2.650% due 12/25/2035		192	174
2.888% due 12/25/2035		738	451

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,400	1,516

Commercial Mortgage Pass-Through Certificates
6.009% due 12/10/2049		340	371

Countrywide Alternative Loan Trust
0.452% due 12/20/2046		4,082	2,027
1.370% due 12/25/2035		986	611
5.773% due 02/25/2037		647	466
6.000% due 01/25/2037		942	663

Countrywide Home Loan Mortgage Pass-Through Trust
0.596% due 06/25/2035		525	448
3.069% due 04/20/2035		536	514

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		1,677	1,554
0.357% due 10/15/2021		177	168
5.383% due 02/15/2040		1,500	1,501

CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,407

EMF-NL
1.646% due 04/17/2041	EUR	4,000	4,226

GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		$191	191

GMAC Mortgage Corp. Loan Trust
3.159% due 06/19/2035		1,582	1,307
5.204% due 11/19/2035		847	749

Granite Master Issuer PLC
0.297% due 12/20/2054		2,442	2,281
0.347% due 12/20/2054		526	491

GS Mortgage Securities Corp. II
5.560% due 11/10/2039		414	442

GSR Mortgage Loan Trust
2.923% due 09/25/2035		2,206	2,116

Harborview Mortgage Loan Trust
0.387% due 04/19/2038		3,339	2,013

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,780	2,896
5.794% due 02/12/2051		3,500	3,772

JPMorgan Mortgage Trust
4.861% due 04/25/2035		627	599
5.409% due 11/25/2035		1,008	978
5.412% due 10/25/2035		834	714

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		420	443
5.430% due 02/15/2040		700	733
5.866% due 09/15/2045		1,200	1,272

MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,077	1,113

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		500	500
5.485% due 03/12/2051		1,200	1,206
5.700% due 09/12/2049		1,100	1,154

MLCC Mortgage Investors, Inc.
2.279% due 12/25/2034		450	431
2.367% due 04/25/2035		468	442

Morgan Stanley Capital I
5.447% due 02/12/2044		650	679

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.692% due 04/15/2049	$1,400	$1,456
6.075% due 06/11/2049	2,300	2,464

Prime Mortgage Trust
5.000% due 02/25/2019	248	254

Residential Accredit Loans, Inc.
0.436% due 06/25/2046	356	142

Residential Asset Securitization Trust
0.656% due 01/25/2046	2,521	1,212
0.706% due 12/25/2036	720	285
5.000% due 08/25/2019	652	648
6.250% due 10/25/2036	858	515

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	1,884	1,937

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030	1,855	1,926

Structured Adjustable Rate Mortgage Loan Trust
5.449% due 07/25/2035	613	565

Structured Asset Mortgage Investments, Inc.
0.446% due 07/25/2046	7,497	4,549

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	3,124	2,873

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	408	397
0.386% due 06/25/2037	23,266	22,844

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	723	700

WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045	272	226
0.546% due 07/25/2045	82	66
0.576% due 08/25/2045	194	163
1.070% due 02/25/2047	17,901	10,585
1.370% due 08/25/2046	1,320	832
5.241% due 02/25/2037	18,218	13,740

Wells Fargo Mortgage-Backed Securities Trust
2.896% due 01/25/2035	766	699

Total Mortgage-Backed Securities (Cost $151,335)		155,842

ASSET-BACKED SECURITIES 14.8%

Aames Mortgage Investment Trust
0.406% due 08/25/2035	65	65

Access Group, Inc.
1.798% due 10/27/2025	24,872	25,514

ACE Securities Corp.
0.306% due 12/25/2036	542	518
0.316% due 10/25/2036	74	27

AMMC CDO
0.542% due 05/03/2018	600	571

ARES CLO Funds
0.520% due 03/12/2018	4,551	4,332

Asset-Backed Funding Certificates
0.316% due 01/25/2037	43	42

Babson CLO Ltd.
0.661% due 11/10/2019	1,354	1,253

Bank of America Auto Trust
1.160% due 02/15/2012	3,366	3,369

Bank One Issuance Trust
0.387% due 03/15/2014	2,000	2,000

Bear Stearns Asset-Backed Securities Trust
1.256% due 10/25/2037	2,320	1,802

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	96	92
0.356% due 06/25/2037	3,676	3,225

36	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Issuance Trust
0.277% due 03/15/2013	$11,800	$11,798
0.277% due 10/15/2013	2,000	1,998
1.792% due 09/15/2015	15,000	15,569

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037	1,132	1,049

Clearwater Funding CBO
1.133% due 07/15/2013	509	492

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	707	699
0.306% due 05/25/2047	302	300
0.306% due 06/25/2047	90	89
0.326% due 06/25/2047	1,065	1,038
1.156% due 10/25/2047	862	580

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	114	98

Endurance CLO I Ltd.
0.826% due 02/15/2014	624	600

Ford Credit Auto Owner Trust
1.677% due 06/15/2012	7,942	7,977

Fremont Home Loan Trust
0.316% due 01/25/2037	466	423

HSBC Home Equity Loan Trust
1.057% due 11/20/2036	1,407	1,384

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	10	9

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	229	229

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	1,084	541

Navigare Funding CLO Ltd.
0.605% due 05/20/2019	900	839

Nelnet Student Loan Trust
0.350% due 12/22/2016	12,905	12,875

Option One Mortgage Loan Trust
0.656% due 02/25/2035	1,467	1,287

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047	733	648
0.686% due 06/25/2035	6,300	4,656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037		$5,116	$3,900

SLM Student Loan Trust
0.498% due 10/25/2016		5,047	5,045
0.498% due 07/25/2017		2,031	2,021
0.578% due 07/25/2019		6,000	5,967
0.898% due 10/27/2014		25,431	25,474
0.998% due 10/25/2017		11,100	11,133
1.398% due 07/25/2023		10,582	10,715
1.998% due 04/25/2023		37,038	38,375

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		475	223
0.366% due 01/25/2037		5,698	4,909
1.056% due 10/25/2037		1,361	1,353

South Carolina Student Loan Corp.
0.847% due 03/01/2018		10,395	10,286
1.047% due 03/02/2020		13,500	13,401
1.297% due 09/03/2024		6,800	6,737

Wood Street CLO BV
1.388% due 03/29/2021	EUR	596	731

Total Asset-Backed Securities (Cost $244,217)			248,258

SOVEREIGN ISSUES 5.1%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	19,100	20,402
4.000% due 08/20/2015		7,400	12,066
4.000% due 08/20/2020		9,200	14,729

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,884	2,836

Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	21,500	21,098

Export-Import Bank of Korea
0.754% due 10/04/2011		$4,500	4,505

Qatar Government International Bond
5.250% due 01/20/2020		5,800	6,409
6.400% due 01/20/2040		3,200	3,824

Total Sovereign Issues (Cost $79,660)			85,869

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	1,700	$1,710

Total Convertible Preferred Securities (Cost $1,629)		1,710

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.0%

COMMERCIAL PAPER 1.0%

Barclays Bank PLC
0.276% due 02/16/2011	$14,430	16,163

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 10/01/2010	730	730

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $749. Repurchase proceeds are $730.)

U.S. TREASURY BILLS 0.1%
0.104% due 10/07/2010 - 10/14/2010 (b)(e)	1,110	1,110

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.9%
	3,244,449	32,503

Total Short-Term Instruments (Cost $48,772)		50,506

Total Investments 153.2% (Cost $2,461,092)		$2,569,260

Written Options (i) (0.8%) (Premiums $6,869)		(13,712)

Other Assets and Liabilities (Net) (52.4%)		(878,979)

Net Assets 100.0%		$1,676,569

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $15,731 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $153,007 at a weighted average interest rate of 0.230%. On September 30, 2010, securities valued at $311,490 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $48 and cash of $4 have been pledged as collateral for futures contracts on September 30, 2010. On September 30, 2010, there were no open futures contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.217%	$	1,000	$(24)	$0	$(24)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.217%		1,000	(25)	0	(25)
Everest Reinsurance Holdings, Inc.	BCLY	(0.535%	)	12/20/2014	0.967%		1,000	17	0	17
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		3,000	37	64	(27)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	4.325%		2,100	164	0	164
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.226%		2,000	(60)	0	(60)
Macy's Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.786%		2,050	(495)	0	(495)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	1.199%		5,000	100	0	100
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.748%		7,000	405	0	405
Pearson Dollar Finance PLC	MSC	(0.750%	)	06/20/2014	0.450%		2,500	(28)	0	(28)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		2,900	(34)	0	(34)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		1,000	(19)	(2)	(17)
Southwest Airlines Co.	BOA	(1.320%	)	03/20/2017	1.546%		2,000	26	0	26
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.068%		3,000	(98)	0	(98)
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.762%		6,000	(71)	0	(71)

								$(105)	$62	$(167)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%	$	1,000	$157	$17	$140
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		5,100	(21)	(56)	35
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%		5,500	(186)	(182)	(4)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		10,000	(42)	(108)	66
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		1,400	(6)	(16)	10
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.099%		2,000	(9)	(39)	30
France Government Bond	CITI	0.250%	06/20/2015	0.761%		6,500	(151)	(146)	(5)
France Government Bond	DUB	0.250%	06/20/2015	0.761%		2,500	(58)	(82)	24
France Government Bond	JPM	0.250%	06/20/2015	0.761%		3,500	(81)	(123)	42
General Electric Capital Corp.	JPM	1.000%	03/20/2011	1.112%		2,700	(1)	(24)	23
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.341%		1,000	7	4	3
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.341%		900	6	4	2
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%		4,000	1	(4)	5
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		700	(3)	(9)	6
Prudential Financial, Inc.	UBS	1.000%	09/20/2011	1.039%		6,000	0	(35)	35
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%		600	(3)	(8)	5
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.937%		1,200	(49)	(29)	(20)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%		1,800	(73)	(43)	(30)
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		5,000	91	58	33
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		7,100	129	71	58
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		1,000	18	11	7
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		5,000	90	52	38
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		3,000	55	29	26

							$(129)	$(658)	$529

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,800	$171	$1	$170
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		3,700	169	(10)	179
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		3,400	143	0	143
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM		100	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		7,600	357	0	357
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		25,300	1,315	0	1,315
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	3,000	8	0	8

38	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB	GBP	1,000	$2	$0	$2
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	(182)	(68)	(114)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		35,500	(294)	(7)	(287)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(190)	(271)	81
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		17,600	119	36	83
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,800	658	241	417
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		16,000	(19)	0	(19)
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		38,100	616	220	396
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		19,300	329	170	159
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		23,700	404	190	214
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	108	(11)	119
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	70	8	62
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	588	47	541
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		16,900	94	(80)	174
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		62,400	378	36	342
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,700	131	30	101
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		17,500	121	0	121
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		16,600	138	(41)	179
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,900	28	12	16
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		18,000	200	79	121

							$5,468	$582	$4,886

(i)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	45	$14	$20
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	45	11	3

				$25	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	2,400	$21	$13
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		18,400	101	1,078
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		18,400	106	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		60,200	71	132
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		60,200	217	138
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		98,600	325	5,776
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		98,600	710	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		30,600	307	164
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,900	40	39
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,800	35	457
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,800	37	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		26,100	297	140
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,000	168	80
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,500	276	153
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		49,100	329	2,876
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		49,100	393	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		9,300	61	3
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,100	20	21
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		91,000	706	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		30,700	340	164
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		15,900	108	4
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		118,600	950	793

								$5,618	$12,031

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	2,900	$13	$5
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		2,900	11	3
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		1,300	3	3
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		1,300	8	3
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010	$	5,000	15	11
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		5,000	16	6
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	1,800	4	4

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments PIMCO Real Return Asset Fund  (Cont.)

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010	EUR	1,800	$7	$7
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		800	3	2
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		800	3	2
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	1,000	2	3
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	1,300	4	5
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	1,000	6	5
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		1,300	6	5
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	1,300	9	9
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,300	10	11
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	200	0	0
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010	EUR	1,000	4	3
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010	$	200	1	0
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010	EUR	1,000	4	2

							$129	$89

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	23,100	$199	$289
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		93,600	834	1,187
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		8,500	64	93

							$1,097	$1,569

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	2,106	$1,219,600	EUR	0	$10,030
Sales	606	958,300		19,500	6,538
Closing Buys	(2,622)	(1,105,800)		0	(9,231)
Expirations	0	(87,900)		0	(468)
Exercised	0	0		0	0

Balance at 09/30/2010	90	$984,200	EUR	19,500	$6,869

(j)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	13,525	10/2010	BOA	$0	$(1,138)	$(1,138)
Sell		6,611	10/2010	DUB	0	(523)	(523)
Sell		7,024	10/2010	RBS	0	(596)	(596)
Buy	BRL	2,461	10/2010	DUB	74	0	74
Buy		9,951	10/2010	HSBC	301	0	301
Sell		12,411	10/2010	HSBC	0	(327)	(327)
Buy		12,411	12/2010	HSBC	332	0	332
Buy	CAD	541	11/2010	BOA	0	(1)	(1)
Sell		4,655	11/2010	DUB	28	0	28
Sell		13,598	11/2010	RBC	0	(201)	(201)
Sell		2,191	11/2010	RBS	13	0	13
Buy	CHF	119	11/2010	CITI	4	0	4
Buy	CNY	7,390	11/2010	BCLY	0	(5)	(5)
Buy		11,980	11/2010	CITI	0	(9)	(9)
Buy		30,901	11/2010	DUB	0	(28)	(28)
Buy		12,175	11/2010	MSC	0	(14)	(14)
Buy		17,398	01/2011	BOA	1	0	1
Buy		30,003	01/2011	DUB	41	0	41
Buy		43,310	01/2011	JPM	35	0	35
Buy		31,074	01/2011	MSC	1	0	1
Sell	EUR	11,019	10/2010	UBS	0	(796)	(796)
Sell		495	11/2010	BCLY	0	(19)	(19)
Buy		1,881	11/2010	BNP	29	0	29
Sell		544	11/2010	CITI	0	(30)	(30)
Sell		2,765	11/2010	DUB	0	(227)	(227)
Sell		698	01/2011	GSC	0	(22)	(22)
Sell	GBP	3,290	12/2010	CITI	0	(57)	(57)
Sell		795	12/2010	GSC	0	(10)	(10)
Sell		1,795	12/2010	UBS	0	(27)	(27)

40	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	41,868	11/2010	MSC	$25	$0	$25
Buy		9,471	03/2011	BOA	4	0	4
Buy		60,840	03/2011	CITI	20	0	20
Buy		60,866	03/2011	DUB	21	0	21
Buy		65,963	03/2011	JPM	32	0	32
Sell	JPY	795,512	11/2010	MSC	0	(79)	(79)
Buy	KRW	3,313,696	11/2010	BCLY	89	0	89
Buy		3,117,002	11/2010	BOA	88	0	88
Buy		12,137,104	11/2010	CITI	202	0	202
Buy		2,220,566	11/2010	DUB	34	0	34
Buy		1,161,270	11/2010	GSC	27	0	27
Buy		9,063,406	11/2010	JPM	62	(16)	46
Buy		5,650,491	11/2010	MSC	72	0	72
Buy		97,700	11/2010	RBS	5	0	5
Sell		1,367,400	11/2010	RBS	3	0	3
Sell	MYR	34	10/2010	BCLY	0	(1)	(1)
Sell		52	10/2010	CITI	0	(2)	(2)
Buy		109	10/2010	DUB	2	0	2
Sell		23	10/2010	DUB	0	(1)	(1)
Buy	PHP	13,218	11/2010	CITI	0	0	0
Buy		44,060	11/2010	DUB	0	0	0

					$1,545	$(4,129)	$(2,584)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,088	$0	$1,088
Corporate Bonds & Notes
Banking & Finance	0	200,604	0	200,604
Industrials	0	38,307	0	38,307
Utilities	0	499	0	499
Convertible Bonds & Notes
Industrials	0	2,940	0	2,940
Municipal Bonds & Notes
California	0	31,621	0	31,621
Illinois	0	15,187	0	15,187
Indiana	0	7,673	0	7,673
Ohio	0	988	0	988
Texas	0	22,231	0	22,231
West Virginia	0	1,328	0	1,328
U.S. Government Agencies	0	54,740	0	54,740
U.S. Treasury Obligations	0	1,649,869	0	1,649,869
Mortgage-Backed Securities	0	154,753	1,089	155,842
Asset-Backed Securities	0	239,440	8,818	248,258
Sovereign Issues	0	85,869	0	85,869
Convertible Preferred Securities
Banking & Finance	1,710	0	0	1,710
Short-Term Instruments
Commercial Paper	0	0	16,163	16,163

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Repurchase Agreements	$0	$730	$0	$730
U.S. Treasury Bills	0	1,110	0	1,110
PIMCO Short-Term Floating NAV Portfolio	32,503	0	0	32,503
Investments, at value	$34,213	$2,508,977	$26,070	$2,569,260

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,299	0	1,299
Foreign Exchange Contracts	0	1,545	0	1,545
Interest Rate Contracts	0	5,307	0	5,307
	$0	$8,151	$0	$8,151

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(949)	(78)	(1,027)
Foreign Exchange Contracts	0	(4,129)	0	(4,129)
Interest Rate Contracts	0	(12,474)	(1,569)	(14,043)
	$0	$(17,552)	$(1,647)	$(19,199)

Totals	$34,213	$2,499,576	$24,423	$2,558,212

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes	$35,433	$0	$(34,822)	$0	$1,092	$(1,703)	$0	$0	$0	$0
Mortgage-Backed Securities	4,156	1,071	0	10	0	78	0	(4,226)	1,089	18
Asset-Backed Securities	4,321	4,446	0	14	0	37	0	0	8,818	37
Short-Term Instruments
Commercial Paper	0	17,430	(2,935)	0	(65)	1,733	0	0	16,163	1,733

Investments, at value	$43,910	$22,947	$(37,757)	$24	$1,027	$145	$0	$(4,226)	$26,070	$1,788

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(118)	0	0	40	0	0	(78)	40
Interest Rate Contracts	(349)	0	(834)	0	0	(386)	0	0	(1,569)	(485)

	$(349)	$0	$(952)	$0	$0	$(346)	$0	$0	$(1,647)	$(445)

Totals	$43,561	$22,947	$(38,709)	$24	$1,027	$(201)	$0	$(4,226)	$24,423	$1,343

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(l)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$1,545	$0	$0	$0	$1,545
Unrealized appreciation on swap agreements	5,307	0	1,299	0	0	6,606

	$5,307	$1,545	$1,299	$0	$0	$8,151

Liabilities:
Written options outstanding	$13,623	$0	$89	$0	$0	$13,712
Unrealized depreciation on foreign currency contracts	0	4,129	0	0	0	4,129
Unrealized depreciation on swap agreements	420	0	938	0	0	1,358

	$14,043	$4,129	$1,027	$0	$0	$19,199

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:
	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$5,893	$469	$(1,096)	$0	$0	$5,266
Net realized gain on foreign currency transactions	0	8,460	0	0	0	8,460

	$5,893	$8,929	$(1,096)	$0	$0	$13,726

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(14,769)	$(38)	$1,675	$0	$0	$(13,132)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,987)	0	0	0	(9,987)

	$(14,769)	$(10,025)	$1,675	$0	$0	$(23,119)

(1)	See note 5 in the Notes to Financial Statements for additional information.

42	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Schedule of Investments PIMCO Real Return Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Ford Motor Co.
3.010% due 12/15/2013		$3,193	$3,136
3.050% due 12/15/2013		2,276	2,236

Vodafone Group PLC
6.875% due 08/11/2015		10,000	9,894

Total Bank Loan Obligations (Cost $15,377)			15,266

CORPORATE BONDS & NOTES 10.8%

BANKING & FINANCE 8.3%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,725
8.700% due 08/07/2018		22,200	27,367

Ally Financial, Inc.
0.000% due 12/01/2012		10,000	8,871
5.375% due 06/06/2011		24,058	24,449
6.000% due 04/01/2011		2,300	2,309
6.000% due 12/15/2011		6,300	6,497
6.875% due 09/15/2011		16,158	16,744
7.000% due 02/01/2012		12,500	13,047
7.250% due 03/02/2011		5,300	5,419
7.500% due 09/15/2020		19,700	21,079

American Express Bank FSB
0.386% due 05/29/2012		450	446
5.500% due 04/16/2013		3,700	4,031

American Express Credit Corp.
5.875% due 05/02/2013		2,474	2,725
7.300% due 08/20/2013		200	230

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		500	521

American General Finance Corp.
0.542% due 12/15/2011		700	652
3.250% due 01/16/2013	EUR	15,300	17,930
4.875% due 07/15/2012		$3,200	3,040
5.900% due 09/15/2012		300	288
6.900% due 12/15/2017		400	336

American Honda Finance Corp.
1.041% due 06/20/2011		23,100	23,211

American International Group, Inc.
0.635% due 10/18/2011		7,100	6,998
1.034% due 04/26/2011	EUR	1,600	2,171
4.950% due 03/20/2012		$400	418
5.450% due 05/18/2017		600	614
5.600% due 10/18/2016		1,500	1,538
5.850% due 01/16/2018		7,400	7,696
5.950% due 10/04/2010	GBP	1,500	2,356
8.175% due 05/15/2068		$26,700	26,900
8.250% due 08/15/2018		26,300	30,771
8.625% due 05/22/2068	GBP	5,600	8,401

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$4,400	4,663

ANZ National International Ltd.
0.792% due 08/19/2014		35,000	35,299
6.200% due 07/19/2013		33,900	37,703

Australia & New Zealand Banking Group Ltd.
0.571% due 06/18/2012		23,500	23,552

Banco do Brasil S.A.
4.500% due 01/22/2015		15,600	16,438

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	100

Bank of America Corp.
0.792% due 09/11/2012		400	397
0.826% due 06/11/2012	GBP	4,800	7,348
5.375% due 06/15/2014		$1,000	1,081
7.375% due 05/15/2014		6,300	7,249

Barclays Bank PLC
6.050% due 12/04/2017		19,600	21,287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.434% due 09/29/2049		$8,700	$8,961
10.179% due 06/12/2021		7,120	9,512
14.000% due 11/29/2049	GBP	8,000	15,803

Caelus Re Ltd.
6.549% due 06/07/2011		$3,900	3,944

Citigroup Capital XXI
8.300% due 12/21/2077		6,200	6,541

Citigroup, Inc.
0.910% due 01/12/2012	EUR	2,600	3,483
2.384% due 08/13/2013		$4,928	4,967
5.500% due 04/11/2013		23,400	25,125
6.000% due 02/21/2012		10,000	10,612
6.500% due 08/19/2013		10,000	11,057

Commonwealth Bank of Australia
0.572% due 09/17/2014		66,900	66,745
0.672% due 12/10/2012		4,000	4,001
0.789% due 06/25/2014		62,000	62,364

Countrywide Financial Corp.
0.858% due 05/07/2012		2,650	2,629
5.800% due 06/07/2012		53,900	57,283

Danske Bank A/S
5.914% due 12/29/2049		7,000	6,701

FCE Bank PLC
7.125% due 01/16/2012	EUR	11,850	16,760
7.125% due 01/15/2013		500	711
7.875% due 02/15/2011	GBP	8,000	12,772

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$8,300	8,302
6.625% due 08/15/2017		12,000	12,804
7.250% due 10/25/2011		1,300	1,365
7.500% due 08/01/2012		58,700	62,336
7.800% due 06/01/2012		24,740	26,323
8.000% due 12/15/2016		2,750	3,114
9.875% due 08/10/2011		5,700	6,039

Foundation Re II Ltd.
7.119% due 11/26/2010		10,300	10,326

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		600	721

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		1,000	926
1.241% due 05/23/2016	EUR	2,000	2,453
5.375% due 02/15/2013		5,000	7,163

Green Valley Ltd.
4.410% due 01/10/2011		5,100	6,919

HBOS PLC
6.750% due 05/21/2018		$34,800	35,014

HCP, Inc.
6.300% due 09/15/2016		2,000	2,176
6.700% due 01/30/2018		5,000	5,510

HSBC Finance Corp.
0.628% due 08/09/2011		1,200	1,199

ING Bank NV
1.157% due 01/13/2012		13,600	13,595

International Lease Finance Corp.
5.625% due 09/20/2013		1,800	1,775
6.500% due 09/01/2014		10,200	10,990
6.625% due 11/15/2013		10,500	10,579
6.750% due 09/01/2016		10,600	11,395
7.125% due 09/01/2018		21,100	22,841

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		4,000	4,033

Kamp Re 2005 Ltd.
0.357% due 12/14/2010 (a)		1,382	515

LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	18,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	1,600,000	$3,103
6.200% due 09/26/2014 (a)		$3,900	882
6.875% due 05/02/2018 (a)		32,405	7,777
7.000% due 09/27/2027 (a)		4,500	1,018
7.500% due 05/11/2038 (a)		5,000	7

Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	25,979

Merrill Lynch & Co., Inc.
0.901% due 02/21/2012	GBP	3,000	4,600
1.180% due 06/29/2012	EUR	3,600	4,768
1.628% due 09/27/2012		4,900	6,469
5.450% due 02/05/2013		$3,000	3,224
5.450% due 07/15/2014		7,800	8,435

Metropolitan Life Global Funding I
0.927% due 07/13/2011		1,600	1,603

Morgan Stanley
0.570% due 04/19/2012		1,500	1,476
0.780% due 01/09/2012		11,735	11,668
0.830% due 01/09/2014		1,300	1,230
1.006% due 10/15/2015		500	459
1.188% due 11/29/2013	EUR	1,700	2,203
1.218% due 03/01/2013		6,830	8,867
1.222% due 04/13/2016		1,400	1,708
2.876% due 05/14/2013		$62,000	63,231
4.050% due 05/16/2018		688	667

Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,997

Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,294
6.250% due 05/06/2018		19,200	22,214

Prudential Financial, Inc.
3.000% due 06/10/2013		32,500	32,312

Royal Bank of Scotland Group PLC
2.759% due 08/23/2013		22,200	22,667
3.000% due 12/09/2011		18,400	18,895

Royal Bank of Scotland NV
0.992% due 03/09/2015		1,000	861

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	691

SLM Corp.
0.728% due 10/25/2011		8,400	8,017
2.903% due 03/15/2015		60	47
3.053% due 03/01/2014		145	124
3.173% due 01/31/2014		1,837	1,593
3.203% due 02/01/2014		40	35
3.353% due 11/01/2013		271	238
4.750% due 03/17/2014	EUR	1,400	1,762
5.000% due 10/01/2013		$12,725	12,480
5.450% due 04/25/2011		2,500	2,525
8.450% due 06/15/2018		4,000	4,045

SLM Corp. CPI Linked Bond
3.103% due 02/01/2014		1,134	982

Svenska Handelsbanken AB
1.292% due 09/14/2012		25,000	25,111

TNK-BP Finance S.A.
6.250% due 02/02/2015		600	637

UBS AG
1.439% due 02/23/2012		130,100	131,055

Vita Capital III Ltd.
1.653% due 01/01/2012		7,900	7,833

Wells Fargo & Co.
0.688% due 10/28/2015		1,200	1,135
1.079% due 03/23/2016	EUR	2,000	2,584
7.980% due 03/29/2049		$6,300	6,662

Wells Fargo Capital X
5.950% due 12/01/2086		15,000	14,686

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments PIMCO Real Return Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westpac Banking Corp.
0.572% due 09/10/2014	$10,400	$10,424
2.700% due 12/09/2014	6,700	6,962

		1,560,550

INDUSTRIALS 2.1%

America Movil SAB de C.V.
3.625% due 03/30/2015	500	523

AutoZone, Inc.
6.500% due 01/15/2014	5,000	5,663

BioMed Realty LP
6.125% due 04/15/2020	3,000	3,271

Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	7,094

Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015	500	549

Con-way, Inc.
7.250% due 01/15/2018	10,000	11,141

CSC Holdings LLC
7.625% due 04/01/2011	3,280	3,362

DISH DBS Corp.
6.375% due 10/01/2011	15,597	16,182
7.000% due 10/01/2013	3,800	4,052

Dow Chemical Co.
2.668% due 08/08/2011	30,900	31,280

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	3,000	3,351
7.343% due 04/11/2013	5,800	6,351
8.146% due 04/11/2018	7,900	9,282

GTL Trade Finance, Inc.
7.250% due 10/20/2017	500	559

HCA, Inc.
7.250% due 09/15/2020	16,425	17,657

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	400	429

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	600	639

JC Penney Corp., Inc.
9.000% due 08/01/2012	1,000	1,107

Jones Apparel Group, Inc.
5.125% due 11/15/2014	10,000	10,200

Lennar Corp.
5.500% due 09/01/2014	1,500	1,447

Limited Brands, Inc.
6.900% due 07/15/2017	3,200	3,408

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	3,142
5.875% due 01/15/2013	2,000	2,130
7.450% due 07/15/2017	3,000	3,367
8.375% due 07/15/2015	13,000	14,950

Masco Corp.
5.850% due 03/15/2017	8,000	7,840
5.875% due 07/15/2012	3,000	3,114

New York Times Co.
5.000% due 03/15/2015	6,000	5,913

Noble Group Ltd.
4.875% due 08/05/2015	12,000	12,442
6.750% due 01/29/2020	1,000	1,081

Office Depot, Inc.
6.250% due 08/15/2013	10,000	9,925

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	3,000	3,264

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
4.875% due 03/15/2015	$600	$650
5.500% due 01/21/2021	29,600	31,672

Rexam PLC
6.750% due 06/01/2013	13,600	14,761

Reynolds American, Inc.
0.992% due 06/15/2011	1,500	1,502
7.250% due 06/01/2012	15,000	16,228

Rohm and Haas Co.
5.600% due 03/15/2013	7,000	7,548

RPM International, Inc.
6.500% due 02/15/2018	8,550	9,608

RR Donnelley & Sons Co.
4.950% due 04/01/2014	10,000	10,387
11.250% due 02/01/2019	5,500	6,937

Seagate Technology HDD Holdings
6.375% due 10/01/2011	7,500	7,762

Sealed Air Corp.
5.625% due 07/15/2013	10,000	10,682

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	3,206

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,949

Trane U.S., Inc.
5.500% due 04/01/2015	6,000	6,767

Transocean, Inc.
4.950% due 11/15/2015	28,900	30,096

Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	4,685

WM Wrigley Jr. Co.
1.664% due 06/28/2011	17,400	17,411

		388,566

UTILITIES 0.4%

BP Capital Markets PLC
0.422% due 04/11/2011	2,900	2,891
1.550% due 08/11/2011 (g)	1,500	1,505
3.625% due 05/08/2014	350	363
4.750% due 03/10/2019	3,290	3,446

British Telecommunications PLC
9.375% due 12/15/2010	20,500	20,825

CenturyLink, Inc.
6.000% due 04/01/2017	10,803	11,338

EI Paso Performance-Linked Trust
7.750% due 07/15/2011	1,200	1,248

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	400	449

NRG Energy, Inc.
8.250% due 09/01/2020	10,100	10,466

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,450	2,505

Qwest Corp.
8.875% due 03/15/2012	300	330

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014	420	468

Sprint Capital Corp.
7.625% due 01/30/2011	13,320	13,570

		69,404

Total Corporate Bonds & Notes (Cost $1,945,074)		2,018,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Boston Properties LP
2.875% due 02/15/2037	$3,600	$3,654

National City Corp.
4.000% due 02/01/2011	550	558

ProLogis
2.250% due 04/01/2037	2,500	2,431

		6,643

INDUSTRIALS 0.1%

Amgen, Inc.
0.125% due 02/01/2011	11,000	11,014

Host Hotels & Resorts LP
2.625% due 04/15/2027	4,000	3,920

Medtronic, Inc.
1.500% due 04/15/2011	4,400	4,427

		19,361

Total Convertible Bonds & Notes (Cost $25,748)		26,004

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,229
5.125% due 06/01/2047	700	479
5.750% due 06/01/2047	6,400	4,850

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	6,700	7,277

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	4,600	4,672
6.296% due 05/15/2050	4,350	4,362

		24,869

DISTRICT OF COLUMBIA 0.0%

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	6,315	6,399

ILLINOIS 0.0%

Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	5,852

NEVADA 0.1%

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	13,000	15,064

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	12,000	12,729

OHIO 0.1%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	153
5.875% due 06/01/2047	10,200	7,477
6.000% due 06/01/2042	8,900	6,762

		14,392

44	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$31,600	$r	2,103

RHODE ISLAND 0.0%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,615		1,635
6.125% due 06/01/2032	740		737

			2,372

TEXAS 0.0%

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500		2,494

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,525		9,729

Total Municipal Bonds & Notes (Cost $98,949)			96,003

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
0.316% due 07/25/2037	2,924		2,932
0.386% due 03/25/2036	1,384		1,285
0.396% due 04/25/2035	80		79
0.456% due 10/27/2037	13,500		13,479
0.606% due 07/25/2021 - 05/25/2042	753		753
0.696% due 05/25/2036	361		362
0.701% due 02/25/2037	10,159		10,145
1.586% due 06/01/2043 - 10/01/2044	3,243		3,224
1.668% due 04/01/2032	120		124
1.738% due 04/01/2027	118		122
2.263% due 04/01/2033	712		745
2.709% due 05/25/2035	88		94
2.789% due 05/01/2035	554		582
3.116% due 04/01/2035	508		533
3.400% due 02/01/2032	7		8
3.551% due 02/01/2034	50		52
3.715% due 11/01/2033	43		44
3.892% due 10/01/2033	11		11
4.655% due 12/01/2036	308		321
4.868% due 09/01/2034	276		287
5.000% due 06/25/2027	407		408
5.061% due 09/01/2034	155		163
5.460% due 05/01/2036	209		220
5.950% due 02/25/2044	21		23
6.500% due 06/25/2028	90		102

Federal Housing Administration
7.430% due 12/01/2020	60		60

Freddie Mac
0.296% due 12/25/2036	1,950		1,939
0.516% due 08/25/2031	494		460
0.527% due 01/15/2037	176		176
0.536% due 09/25/2031	1,249		1,183
0.607% due 12/15/2030	2,337		2,338
1.586% due 10/25/2044 - 02/25/2045	8,128		8,393
1.786% due 07/25/2044	470		472
2.712% due 01/01/2034	510		533
2.828% due 06/01/2033	520		545
3.345% due 01/01/2034	848		890
4.500% due 07/15/2020	2,000		2,229
5.250% due 08/15/2011	651		662
6.320% due 09/01/2036	348		368
6.481% due 10/01/2036	472		501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 01/25/2028		$47	$51
6.646% due 07/01/2036		408	434
7.000% due 10/15/2030		161	178

Ginnie Mae
0.657% due 06/16/2031 - 03/16/2032		107	107
2.750% due 12/20/2035		1,457	1,500
3.625% due 07/20/2035		62	64

Small Business Administration
5.490% due 03/01/2028		6,232	6,939
5.902% due 02/10/2018		4,611	5,182

Total U.S. Government Agencies (Cost $68,674)			71,302

U.S. TREASURY OBLIGATIONS 95.4%

Treasury Inflation Protected Securities (d)
0.500% due 04/15/2015		101	104
0.625% due 04/15/2013		159,975	164,424
1.250% due 04/15/2014		283,904	298,986
1.250% due 07/15/2020		626,880	658,861
1.375% due 07/15/2018		108,461	116,265
1.375% due 01/15/2020		443,511	472,236
1.625% due 01/15/2015		213,478	228,372
1.625% due 01/15/2018		3,746	4,071
1.750% due 01/15/2028		85,926	91,101
1.875% due 07/15/2013 (f)(g)		1,076,663	1,145,216
1.875% due 07/15/2015 (f)(h)		954,249	1,038,565
1.875% due 07/15/2019		426,270	473,359
2.000% due 04/15/2012		344,329	356,569
2.000% due 01/15/2014 (f)(g)		1,218,470	1,308,142
2.000% due 07/15/2014		613,283	664,022
2.000% due 01/15/2016 (f)		860,391	944,347
2.000% due 01/15/2026		721,614	793,662
2.125% due 01/15/2019		334,293	377,021
2.125% due 02/15/2040		320,650	358,151
2.375% due 04/15/2011		114,866	116,347
2.375% due 01/15/2017		258,081	291,349
2.375% due 01/15/2025 (f)(g)(h)		1,330,460	1,529,822
2.375% due 01/15/2027		340,548	393,094
2.500% due 07/15/2016		945,016	1,071,855
2.500% due 01/15/2029		434,742	512,996
2.625% due 07/15/2017		853,492	985,717
3.000% due 07/15/2012		237,138	252,015
3.375% due 01/15/2012		51,869	54,349
3.375% due 04/15/2032 (h)		79,245	106,980
3.500% due 01/15/2011		243	245
3.625% due 04/15/2028		1,151,956	1,540,831
3.875% due 04/15/2029 (g)		1,082,035	1,504,366

U.S. Treasury Notes
0.375% due 08/31/2012 (f)		6,210	6,206
0.625% due 06/30/2012		200	201
3.625% due 08/15/2019		37,000	40,700

Total U.S. Treasury Obligations (Cost $17,129,455)			17,900,547

MORTGAGE-BACKED SECURITIES 3.5%

American Home Mortgage Assets
0.446% due 05/25/2046		1,239	668
0.446% due 09/25/2046		1,025	548
0.466% due 10/25/2046		18,007	9,211

Arkle Master Issuer PLC
1.519% due 05/17/2060		54,000	53,854

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	9,500	12,933

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$530	556
5.837% due 06/10/2049		10,000	10,339

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.928% due 05/10/2045	$12,525	$13,757
5.934% due 02/10/2051	10,000	10,773

Banc of America Funding Corp.
4.000% due 02/20/2036	28,461	26,538
5.753% due 10/25/2036	834	582
5.837% due 01/25/2037	669	412
5.888% due 04/25/2037	491	391
5.939% due 01/20/2047	1,127	834

Banc of America Large Loan, Inc.
0.767% due 08/15/2029	540	497

Banc of America Mortgage Securities, Inc.
2.942% due 07/25/2035	3,674	3,309

BCAP LLC Trust
0.426% due 01/25/2037	5,111	2,902

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	5,366	5,153
2.560% due 08/25/2035	7,881	7,476
2.760% due 03/25/2035	17,944	17,145
2.934% due 03/25/2035	5,419	5,207
3.349% due 01/25/2034	2,127	2,045
3.350% due 02/25/2034	268	229
3.458% due 01/25/2035	4,723	4,575
3.550% due 01/25/2034	922	920
3.590% due 11/25/2030	318	320
5.347% due 05/25/2047	4,917	3,782
5.699% due 02/25/2036	964	695

Bear Stearns Alt-A Trust
2.848% due 05/25/2035	169	138
2.984% due 09/25/2035	244	185
3.016% due 08/25/2036 (a)	877	451
4.805% due 08/25/2036	879	227
5.316% due 11/25/2036	2,670	1,652

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	35	35

Chase Mortgage Finance Corp.
3.154% due 02/25/2037	381	374
3.186% due 02/25/2037	465	432

Chaseflex Trust
0.756% due 06/25/2035	956	694

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	3,299	3,538

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	1,873	1,771
2.510% due 08/25/2035	6,377	6,012
2.560% due 08/25/2035	6,340	5,920
2.650% due 10/25/2035	2,398	2,032
2.650% due 12/25/2035	1,610	1,463
3.074% due 03/25/2034	660	665
5.567% due 07/25/2046	4,569	3,185
5.864% due 09/25/2037	1,529	1,121

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	6,400	6,929

Citimortgage Alternative Loan Trust
5.500% due 07/25/2036	6,172	5,793

Countrywide Alternative Loan Trust
0.426% due 01/25/2037	1,474	812
0.437% due 02/20/2047	207	117
0.452% due 12/20/2046	12,621	6,267
0.467% due 07/20/2046	16,590	7,657
0.956% due 10/25/2035	766	579
1.370% due 12/25/2035	4,172	2,587
5.773% due 02/25/2037	13,067	9,415
6.000% due 01/25/2037	7,539	5,302
6.000% due 02/25/2037	249	182

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	1,022	654
0.596% due 06/25/2035	8,479	7,237
2.769% due 01/20/2035	513	419

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments PIMCO Real Return Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.114% due 02/25/2047		$1,059	$644
5.223% due 04/25/2035		3,733	3,337
5.230% due 01/20/2035		578	567
5.242% due 03/25/2037		1,021	635
5.416% due 02/20/2036		573	397
5.500% due 11/25/2035		1,722	1,618
5.500% due 04/25/2038		3,481	3,260
5.508% due 04/20/2036		1,027	759

Credit Suisse First Boston Mortgage Securities Corp.
2.751% due 04/25/2034		520	503

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		1,677	1,554
0.357% due 10/15/2021		977	929
5.467% due 09/15/2039		400	422
5.579% due 04/25/2037		768	411
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		467	303

Deutsche ALT-A Securities, Inc.
5.386% due 10/25/2035		732	569

EMF-NL
1.596% due 04/17/2041	EUR	1,417	1,815
1.646% due 04/17/2041		7,500	7,924
1.696% due 04/17/2041		1,000	891

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		$800	568

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035		465	449

First Republic Mortgage Loan Trust
0.557% due 08/15/2032		110	102

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		4,778	4,826

GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		476	476
4.970% due 08/11/2036		1,530	1,581

GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		600	647

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056		1,235	1,214
0.445% due 11/20/2056		3,900	3,808

Granite Master Issuer PLC
0.297% due 12/20/2054		15,851	14,805
0.347% due 12/20/2054		3,213	3,001

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		1,388	1,267
0.336% due 01/25/2047		230	216
0.526% due 11/25/2045		18	11

Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021		1,700	1,550
5.444% due 03/10/2039		1,200	1,267

GS Mortgage Securities Corp. II
6.624% due 05/03/2018		297	304

GSR Mortgage Loan Trust
2.923% due 09/25/2035		22,777	21,846
5.196% due 11/25/2035		581	567

Harborview Mortgage Loan Trust
0.448% due 07/21/2036		2,385	1,373
0.497% due 03/19/2036		2,235	1,305
0.507% due 01/19/2036		4,316	2,677
0.597% due 06/20/2035		775	657
2.915% due 04/19/2034		565	472

Homebanc Mortgage Trust
5.776% due 04/25/2037		1,600	969

Impac CMB Trust
1.156% due 10/25/2033		1,232	1,062

Indymac INDA Mortgage Loan Trust
5.679% due 08/25/2036		1,500	1,106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	$515	$240

Indymac Index Mortgage Loan Trust
0.456% due 06/25/2047	5,121	2,921
0.556% due 06/25/2037	928	357
2.767% due 12/25/2034	312	235
5.000% due 08/25/2035	1,266	905
5.090% due 09/25/2035	686	205
5.111% due 01/25/2036	637	499
5.190% due 10/25/2035	573	442
5.428% due 06/25/2036	1,096	849

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	13,855
5.794% due 02/12/2051	1,210	1,304
5.932% due 02/12/2049	11,100	12,185

JPMorgan Mortgage Trust
2.971% due 07/25/2035	836	783
3.012% due 07/25/2035	487	462
4.815% due 12/25/2034	127	128
4.861% due 04/25/2035	418	399
5.339% due 08/25/2035	1,400	1,418
5.409% due 11/25/2035	2,075	2,013
5.412% due 10/25/2035	463	396

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	7,069	7,701
5.424% due 02/15/2040	5,610	5,920
5.866% due 09/15/2045	14,500	15,366

Luminent Mortgage Trust
0.436% due 12/25/2036	3,314	1,915

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	4,605	2,545
2.375% due 12/25/2033	1,029	924
3.605% due 12/25/2033	268	234

MASTR Alternative Loans Trust
0.656% due 03/25/2036	1,748	575

Mellon Residential Funding Corp.
0.607% due 11/15/2031	632	601
0.687% due 08/15/2032	488	462
0.697% due 12/15/2030	848	801
0.737% due 06/15/2030	438	428
2.610% due 10/20/2029	202	190

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	3,337	3,502

Merrill Lynch Floating Trust
0.327% due 06/15/2022	1,599	1,533

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	637	497
2.852% due 02/25/2034	237	229
5.430% due 12/25/2035	903	836

Merrill Lynch Mortgage Trust
5.838% due 05/12/2039	15,125	16,528

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	2,730	2,415
0.784% due 11/25/2029	122	107
0.784% due 03/25/2030	174	158
1.259% due 10/25/2035	378	325
2.009% due 10/25/2035	5,919	5,411
2.279% due 12/25/2034	2,412	2,308
4.250% due 10/25/2035	1,892	1,624

Morgan Stanley Capital I
6.075% due 06/11/2049	2,960	3,171

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	586	407

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	5,000	5,478

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust, Inc.
5.462% due 05/25/2036	$1,000	$790

Nomura Asset Acceptance Corp.
5.368% due 02/25/2036	540	324
5.820% due 03/25/2047	1,165	951
6.138% due 03/25/2047	1,079	889

OBP Depositor LLC Trust
4.646% due 07/15/2045	14,500	15,709

Provident Funding Mortgage Loan Trust
2.770% due 08/25/2033	176	167
2.820% due 04/25/2034	120	119

RBSCF Trust
5.305% due 01/16/2049	7,200	7,458

Residential Accredit Loans, Inc.
0.436% due 06/25/2046	20,177	8,068
0.536% due 12/25/2045	3,220	1,881
1.730% due 09/25/2045	335	202
5.676% due 09/25/2035	958	689

Residential Asset Securitization Trust
0.656% due 01/25/2046	181	87
0.706% due 12/25/2036	2,601	1,031
5.000% due 08/25/2019	978	973
5.500% due 06/25/2033	1,533	1,588
6.250% due 10/25/2036	3,436	2,063

Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	2,744	2,798

Sequoia Mortgage Trust
0.607% due 10/19/2026	200	172
0.637% due 10/20/2027	317	287
0.657% due 10/20/2027	415	394
1.157% due 12/20/2032	440	401

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	14	8
2.695% due 08/25/2035	388	317
5.197% due 09/25/2036	1,500	843
5.211% due 05/25/2036	1,500	1,078
5.285% due 11/25/2035	658	487
6.000% due 10/25/2037	926	448

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	232	231
0.376% due 08/25/2036	11,977	7,021
0.386% due 03/25/2037	422	245
0.446% due 07/25/2046	11,422	6,930
0.466% due 04/25/2036	2,352	1,340
0.466% due 05/25/2046	8,529	4,631
0.507% due 07/19/2035	1,200	960
0.566% due 12/25/2035	746	439
0.587% due 10/19/2034	13	12
0.607% due 03/19/2034	784	705
0.917% due 09/19/2032	771	678

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,262	742

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	563	548
0.366% due 11/25/2046	285	278
0.376% due 10/25/2046	45	44

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	10,944	9,628
0.347% due 09/15/2021	2,045	1,900
5.418% due 01/15/2045	1,230	1,329

WaMu Mortgage Pass-Through Certificates
0.516% due 11/25/2045	8,670	7,111
0.546% due 07/25/2045	82	66
0.546% due 10/25/2045	1,607	1,309
0.596% due 01/25/2045	3,454	2,532
0.712% due 10/25/2044	1,136	889
0.796% due 12/25/2027	545	491
1.070% due 03/25/2047	15,157	9,502
1.140% due 05/25/2047	1,833	1,179

46	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.190% due 12/25/2046	$6,868	$4,164
1.370% due 02/25/2046	1,261	942
1.570% due 11/25/2042	3	3
1.770% due 06/25/2042	381	311
2.384% due 03/25/2033	124	119
2.700% due 06/25/2033	232	223
2.724% due 03/25/2035	499	472
2.771% due 09/25/2035	`1,755	1,627
2.785% due 08/25/2035	1,663	1,651
2.786% due 03/25/2034	417	400
3.003% due 02/27/2034	2,344	2,335
3.253% due 07/25/2046	55	39
5.014% due 12/25/2035	837	795
5.168% due 01/25/2037	4,775	3,708
5.178% due 03/25/2037	14,691	12,499
5.344% due 04/25/2037	3,257	2,452
5.432% due 12/25/2036	2,951	2,232
5.503% due 02/25/2037	8,774	6,504
5.561% due 05/25/2037	7,577	6,038

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.340% due 05/25/2046	3,479	1,949

Wells Fargo Mortgage-Backed Securities Trust
2.896% due 01/25/2035	1,532	1,398
2.904% due 03/25/2035	1,781	1,699
2.934% due 04/25/2036	2,119	2,022
5.078% due 03/25/2036	1,545	1,492
6.000% due 07/25/2036	2,000	1,892
6.000% due 08/25/2036	4,500	4,228

Total Mortgage-Backed Securities (Cost $654,416)		668,103

ASSET-BACKED SECURITIES 2.9%

Ally Auto Receivables Trust
1.320% due 03/15/2012	431	432

AMMC CDO
0.526% due 08/08/2017	15,800	15,110
0.542% due 05/03/2018	2,600	2,473

ARES CLO Funds
0.520% due 03/12/2018	20,776	19,776

Asset-Backed Funding Certificates
0.606% due 06/25/2034	1,967	1,529

BA Credit Card Trust
0.277% due 03/15/2014	1,575	1,572
0.837% due 04/15/2013	2,092	2,093

Babson CLO Ltd.
0.661% due 11/10/2019	9,188	8,504

Bank of America Auto Trust
1.160% due 02/15/2012	7,406	7,412

Bear Stearns Asset-Backed Securities Trust
0.366% due 11/25/2036	1,131	757
0.586% due 01/25/2036	156	155
1.256% due 10/25/2037	1,634	1,269
1.506% due 08/25/2037	3,161	2,186

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	500	477
0.576% due 10/25/2035	184	176

Chase Issuance Trust
0.277% due 03/15/2013	10,400	10,398
0.297% due 02/15/2013	250	250
1.792% due 09/15/2015	14,000	14,531

Clearwater Funding CBO
1.133% due 07/15/2013	509	492

Countrywide Asset-Backed Certificates
0.306% due 06/25/2047	194	190

Denver Arena Trust
6.940% due 11/15/2019	514	470

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	8,500	$10,332

Endurance CLO I Ltd.
0.826% due 02/15/2014		$1,248	1,199

Equity One ABS, Inc.
0.556% due 04/25/2034		159	109

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		144	142

Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	15,000	14,578

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		$322	322
1.677% due 06/15/2012		73,593	73,916

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		162	153

Indymac Residential Asset-Backed Trust
0.386% due 04/25/2047		786	775

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		444	429
0.336% due 03/25/2037		730	690

Long Beach Mortgage Loan Trust
0.716% due 04/25/2035		498	489

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	11,167	15,268

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036		$34	34

MBNA Credit Card Master Note Trust
0.507% due 12/16/2013		2,000	2,001

Merrill Lynch Mortgage Investors, Inc.
0.336% due 09/25/2037		168	50
0.376% due 02/25/2037		299	208

Morgan Stanley ABS Capital I
1.056% due 07/25/2037		973	891

Morgan Stanley Home Equity Loan Trust
0.726% due 12/25/2034		1,400	1,295

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		739	557
6.000% due 07/25/2047		488	367

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		6,500	6,061

NYLIM Flatiron CLO Ltd.
0.851% due 10/20/2016		1,467	1,411

Park Place Securities, Inc.
0.569% due 10/25/2034		141	138
0.956% due 12/25/2034		656	647

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047		37	32

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		1,263	1,062

Residential Asset Securities Corp.
0.326% due 02/25/2037		202	197

SACO I, Inc.
0.316% due 05/25/2036		892	705

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037		1,584	1,208

SLM Student Loan Trust
0.578% due 04/26/2021		442	441
0.628% due 04/25/2017		1,522	1,521
1.907% due 12/15/2017		9,046	9,052
1.998% due 04/25/2023		280,255	290,371

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		221	198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.306% due 10/25/2036		$59	$59
0.546% due 01/25/2033		10	9
1.756% due 04/25/2035		612	457

USAA Auto Owner Trust
4.160% due 04/16/2012		149	149

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		260	238

Wells Fargo Home Equity Trust
0.506% due 12/25/2035		92	92

Wood Street CLO BV
1.388% due 03/29/2021	EUR	6,502	7,977

Total Asset-Backed Securities (Cost $524,933)			536,082

SOVEREIGN ISSUES 2.5%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	74,400	79,471
4.000% due 08/20/2015		31,500	51,363
4.000% due 08/20/2020		52,700	84,373

Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,823

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		62,979	36,533
10.000% due 01/01/2017		8,500	4,644

Canada Government Bond
1.500% due 12/01/2044 (d)	CAD	13,133	14,053
3.000% due 12/01/2036 (d)		7,937	10,827

Canada Government CPI Linked Bond
4.250% due 12/01/2021		17,852	23,542

Canada Housing Trust No. 1
2.450% due 12/15/2015		53,500	52,500

Export-Import Bank of Korea
0.754% due 10/04/2011		$17,150	17,170
4.125% due 09/09/2015		3,100	3,264
5.125% due 06/29/2020		3,300	3,567
8.125% due 01/21/2014		500	588

Korea Development Bank
4.375% due 08/10/2015		600	637

New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	64,800	65,054

Qatar Government International Bond
5.250% due 01/20/2020		$20,000	22,100
6.400% due 01/20/2040		11,100	13,264

Total Sovereign Issues (Cost $443,456)			484,773

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

American International Group, Inc.
8.500% due 08/01/2011		157,000	1,349

Wells Fargo & Co.
7.500% due 12/31/2049		8,900	8,953

Total Convertible Preferred Securities (Cost $20,675)			10,302

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup Capital XIII
7.875% due 10/30/2040 (b)		80,000	2,000

Total Preferred Securities (Cost $2,000)			2,000

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$16,000	$16,000

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $16,324. Repurchase proceeds are $16,000.)

U.S. TREASURY BILLS 0.0%
0.086% due 10/07/2010 - 10/21/2010 (c)(f)	4,020	4,020

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
16,375	$164

Total Short-Term Instruments (Cost $20,184)	20,184

Total Investments 116.4% (Cost $20,948,941)	$21,849,086

Written Options (j) (0.3%) (Premiums $43,243)	(61,389)

Other Assets and Liabilities (Net) (16.1%)	(3,019,755)

Net Assets 100.0%	$18,767,942

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $70,481 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $618,575 at a weighted average interest rate of 0.310%. On September 30, 2010, securities valued at $1,043,515 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $5,024 and cash of $8 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	306	$(41)
90-Day Eurodollar December Futures	Long	12/2010	1,806	433
90-Day Eurodollar March Futures	Long	03/2011	2,257	2,258
90-Day Eurodollar March Futures	Long	03/2012	1,872	769

				$3,419

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	GSC	(5.000%	)	03/20/2013	6.644%	$	13,500	$605	$1,454	$(849)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	8.358%		5,000	1,253	0	1,253
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.566%		5,000	(88)	0	(88)
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.672%		6,195	(28)	0	(28)
CenturyLink, Inc.	BCLY	(1.850%	)	06/20/2017	2.353%		10,803	312	0	312
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		10,000	550	0	550
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.217%		1,000	(24)	0	(24)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	2.457%		3,800	169	207	(38)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.217%		1,000	(25)	0	(25)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	1.886%		2,000	(103)	0	(103)
HCP, Inc.	MSC	(2.260%	)	03/20/2018	1.937%		5,000	(107)	0	(107)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		4,000	49	85	(36)
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	4.325%		2,500	195	0	195
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	4.141%		400	(10)	(13)	3
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	4.325%		4,100	320	0	320
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	4.325%		3,900	312	0	312
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.385%		1,200	9	4	5
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.808%		10,000	319	320	(1)
Lennar Corp.	BNP	(5.000%	)	09/20/2014	3.815%		1,500	(66)	(50)	(16)
Limited Brands, Inc.	BCLY	(4.910%	)	09/20/2017	2.302%		1,200	(191)	0	(191)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.302%		2,000	(100)	0	(100)
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.226%		2,000	(60)	0	(60)
Macy's Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.786%		3,000	(725)	0	(725)
Macy's Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	2.065%		1,000	(3)	0	(3)
Macy's Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	2.004%		2,000	(14)	0	(14)

48	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Macy's Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.949%	$	3,000	$(48)	$0	$(48)
Macy's Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	1.827%		10,000	(306)	0	(306)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.846%		3,000	48	68	(20)
Masco Corp.	CITI	(1.920%	)	03/20/2017	3.059%		8,000	494	0	494
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		1,000	60	58	2
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.449%		5,000	(536)	(448)	(88)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		10,000	(145)	96	(241)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.360%		1,500	(9)	0	(9)
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.638%		3,500	(14)	0	(14)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.360%		1,500	(22)	0	(22)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.638%		3,500	(101)	0	(101)
ProLogis	CITI	(1.000%	)	06/20/2012	2.536%		2,500	64	53	11
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		10,600	(123)	0	(123)
Rexam PLC	CITI	(1.450%	)	06/20/2013	1.035%		3,000	(35)	0	(35)
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	0.702%		12,500	(90)	0	(90)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.391%		7,000	(15)	0	(15)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		1,000	(19)	(2)	(17)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.591%		8,550	314	0	314
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		1,500	(43)	(75)	32
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2019	2.989%		4,000	534	340	194
RR Donnelley & Sons Co.	MSC	(1.000%	)	06/20/2014	2.242%		10,000	435	669	(234)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.338%		10,000	85	0	85
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.068%		3,000	(98)	0	(98)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.295%		3,500	26	0	26
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.364%		6,000	(84)	0	(84)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		4,000	7	0	7

								$2,861	$2,766	$95

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	1.637%	$	10,000	$92	$0	$92
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		200	1	(14)	15
BP Capital Markets PLC	CITI	5.000%	06/20/2015	1.604%		250	38	5	33
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		2,200	97	(57)	154
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		400	63	7	56
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		300	1	(22)	23
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		200	9	(5)	14
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		19,600	(83)	(219)	136
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%		21,000	(710)	(626)	(84)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		28,200	(119)	(302)	183
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		7,800	(33)	(89)	56
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.099%		21,800	(92)	(310)	218
France Government Bond	BOA	0.250%	12/20/2015	0.796%		9,500	(259)	(260)	1
France Government Bond	CITI	0.250%	06/20/2015	0.761%		27,200	(632)	(614)	(18)
France Government Bond	DUB	0.250%	06/20/2015	0.761%		21,600	(502)	(708)	206
France Government Bond	JPM	0.250%	06/20/2015	0.761%		17,700	(412)	(625)	213
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		20,200	(4)	(166)	162
General Electric Capital Corp.	MSC	1.000%	03/20/2011	1.112%		34,700	(8)	(286)	278
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.341%		2,700	18	12	6
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.341%		2,300	16	10	6
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		1,900	(41)	(92)	51
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%		12,900	(276)	(603)	327
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%		4,000	1	(4)	5
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		10,500	(46)	(112)	66
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		1,000	(4)	(6)	2
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		1,000	(6)	(6)	0
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%		200	(1)	(3)	2
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%		2,900	(11)	(36)	25
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.937%		8,400	(340)	(202)	(138)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%		8,100	(328)	(193)	(135)
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		500	3	(51)	54
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		7,500	136	68	68
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		19,000	345	221	124
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		20,500	373	144	229
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		5,600	102	62	40
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		12,300	224	129	95
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		23,000	418	221	197

							$(1,970)	$(4,732)	$2,762

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments PIMCO Real Return Fund (Cont.)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	52,200	$2,343	$(115)	$2,458
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	403	(2)	405
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,422	0	1,422
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	224	0	224
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		29,100	1,368	0	1,368
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		21,700	1,128	0	1,128
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		65,300	2,423	0	2,423
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	34,100	87	0	87
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		10,800	25	0	25
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	47,600	(925)	(347)	(578)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(1,577)	(38)	(1,539)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		48,700	329	99	230
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		10,100	66	21	45
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,400	318	116	202
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		75,000	(90)	(2)	(88)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		62,800	(55)	(67)	12
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		99,900	924	295	629
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		147,700	2,387	1,187	1,200
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		191,300	911	(116)	1,027
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		29,700	506	264	242
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	6,762	(792)	7,554
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	262	30	232
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	3,215	237	2,978
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		74,500	418	(349)	767
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		309,900	1,874	186	1,688
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		104,100	629	145	484
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		90,300	627	0	627
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		90,900	756	(231)	987
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		141,000	1,567	574	993

							$28,327	$1,095	$27,232

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$	99.500	12/13/2010	541	$168	$237
Put - CME 90-Day Eurodollar December Futures		99.500	12/13/2010	541	133	43

					$301	$280

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	17,100	$150	$92
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		56,800	386	16
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		12,700	42	744
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		12,700	91	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		128,800	277	283
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		128,800	451	296
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		302,800	787	664
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		302,800	575	696
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		287,300	2,979	1,539
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	103	100
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		145,000	218	269
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		124,400	616	24
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		35,400	161	2,074
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		35,400	168	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		216,000	2,401	1,157

50	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	51,700	$352	$340
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		7,700	53	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		103,800	149	192
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		127,000	1,408	681
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		48,500	189	2,841
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		48,500	267	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		143,600	1,315	769
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		230,600	484	427
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		230,600	830	44
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		510,700	3,422	29,914
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		510,700	4,086	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		38,700	107	170
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		38,700	174	51
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		20,400	135	6
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		34,600	221	231
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		77,500	500	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		241,900	2,680	1,296
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		5,400	37	2
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,324,900	10,664	8,857

								$36,478	$53,777

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	8,900	$27	$14
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	32,500	89	83
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	8,900	27	12
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	15,800	83	44
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		16,700	89	37
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	6,600	18	3
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		6,600	14	8
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		12,000	22	20
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		12,000	33	15
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		5,000	15	11
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		5,000	16	6
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	19,900	46	46
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		19,900	77	77
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		7,800	33	19
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		7,800	33	18
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	2,500	3	3
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		2,500	3	2
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		26,600	81	50
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	26,500	123	67
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	26,600	81	31
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	26,500	98	59
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	2,000	4	6
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	10,700	32	39
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	2,000	11	10
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		15,000	70	54
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	10,700	82	88
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		15,000	108	107
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		6,000	24	16
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		6,000	24	13

							$1,366	$958

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/04/2010	$43,000	$138	$1
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	20,000	80	0

						$218	$1

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO Real Return Fund (Cont.)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$73,200	$334	$0
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	172,600	1,458	2,158
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	264,700	2,362	3,356
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	34,000	439	438
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	421

						$4,880	$6,373

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	5,736	$5,614,000	EUR	0	$48,269
Sales	3,060	5,858,700		221,800	38,730
Closing Buys	(7,714)	(4,625,800)		0	(40,590)
Expirations	0	(387,500)		0	(2,968)
Exercised	0	(54,900)		0	(198)

Balance at 09/30/2010	1,082	$6,404,500	EUR	221,800	$43,243

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,957	10/2010	BCLY	$75	$0	$75
Sell		41,751	10/2010	BOA	0	(3,512)	(3,512)
Sell		4,847	10/2010	CSFB	0	(138)	(138)
Buy		40,502	10/2010	MSC	2,299	0	2,299
Buy		1,775	10/2010	RBS	138	0	138
Sell		40,558	10/2010	UBS	0	(2,583)	(2,583)
Sell	BRL	68,003	10/2010	BCLY	0	(2,380)	(2,380)
Buy		25,003	10/2010	DUB	757	0	757
Buy		48,520	10/2010	HSBC	1,461	0	1,461
Sell		51,316	10/2010	HSBC	0	(1,353)	(1,353)
Buy		45,796	10/2010	RBS	1,371	0	1,371
Buy		1,051	12/2010	BOA	14	0	14
Buy		23,457	12/2010	DUB	298	0	298
Buy		51,316	12/2010	HSBC	1,372	0	1,372
Buy		1,060	12/2010	RBS	19	0	19
Sell	CAD	15,000	11/2010	BNP	25	0	25
Buy		733	11/2010	BOA	0	(1)	(1)
Sell		20,371	11/2010	DUB	121	0	121
Sell		58,908	11/2010	RBC	0	(869)	(869)
Sell		9,587	11/2010	RBS	57	0	57
Sell	CHF	815	11/2010	CITI	0	(25)	(25)
Buy	CNY	16,013	11/2010	BCLY	0	(10)	(10)
Buy		25,963	11/2010	CITI	0	(19)	(19)
Buy		66,971	11/2010	DUB	0	(62)	(62)
Buy		26,389	11/2010	MSC	0	(30)	(30)
Buy		89,846	01/2011	BOA	6	0	6
Buy		117,845	01/2011	DUB	160	0	160
Buy		170,080	01/2011	JPM	137	0	137
Buy		128,280	01/2011	MSC	6	0	6
Sell	EUR	158,980	10/2010	DUB	0	(13,016)	(13,016)
Sell		5,218	11/2010	BCLY	0	(201)	(201)
Buy		305	11/2010	BNP	5	0	5
Buy		38,086	11/2010	DUB	3,127	0	3,127
Buy		3,894	11/2010	RBS	101	0	101
Sell		637	11/2010	RBS	0	(57)	(57)
Sell		7,555	11/2010	UBS	0	(117)	(117)
Sell		6,653	01/2011	GSC	0	(208)	(208)
Buy	GBP	1,545	12/2010	CITI	6	0	6
Sell		36,263	12/2010	CITI	0	(633)	(633)
Sell		7,756	12/2010	GSC	0	(103)	(103)
Sell		17,521	12/2010	UBS	0	(260)	(260)
Buy	INR	618,716	11/2010	MSC	373	0	373
Buy		116,999	03/2011	BOA	56	0	56
Buy		680,940	03/2011	CITI	226	0	226
Buy		669,526	03/2011	DUB	228	0	228
Buy		619,080	03/2011	JPM	304	0	304
Sell	JPY	9,246,957	11/2010	MSC	0	(921)	(921)

52	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	24,469,403	11/2010	BCLY	$927	$0	$927
Buy		10,962,234	11/2010	BOA	307	0	307
Buy		50,715,644	11/2010	CITI	1,183	0	1,183
Buy		6,870,966	11/2010	DUB	106	0	106
Sell		266,294	11/2010	DUB	0	(2)	(2)
Buy		3,589,380	11/2010	GSC	83	0	83
Buy		28,084,086	11/2010	JPM	190	(49)	141
Buy		21,270,747	11/2010	MSC	349	0	349
Buy		5,778,640	11/2010	RBS	314	0	314
Sell		3,418,500	11/2010	RBS	7	0	7
Buy		6,533,910	01/2011	CITI	5	0	5
Buy		6,419,280	01/2011	DUB	5	0	5
Sell	MYR	341	10/2010	BCLY	0	(11)	(11)
Sell		34	10/2010	BOA	0	(1)	(1)
Sell		167	10/2010	CITI	0	(5)	(5)
Buy		581	10/2010	DUB	8	0	8
Sell		38	10/2010	DUB	0	(1)	(1)
Buy	NZD	4,871	10/2010	JPM	35	0	35
Sell	PHP	5,999	11/2010	BCLY	0	(8)	(8)
Buy		140,992	11/2010	CITI	13	0	13
Sell		5,981	11/2010	CITI	0	(8)	(8)
Buy		506,690	11/2010	DUB	46	0	46
Buy		11,980	11/2010	UBS	10	0	10
Sell	SEK	4,012	11/2010	CITI	0	(27)	(27)

					$16,330	$(26,610)	$(10,280)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$15,266	$0	$15,266
Corporate Bonds & Notes
Banking & Finance	0	1,560,550	0	1,560,550
Industrials	0	388,566	0	388,566
Utilities	0	69,404	0	69,404
Convertible Bonds & Notes
Banking & Finance	0	6,643	0	6,643
Industrials	0	19,361	0	19,361
Municipal Bonds & Notes
California	0	24,869	0	24,869
District of Columbia	0	6,399	0	6,399
Illinois	0	5,852	0	5,852
Nevada	0	15,064	0	15,064
New York	0	12,729	0	12,729
Ohio	0	14,392	0	14,392
Puerto Rico	0	2,103	0	2,103
Rhode Island	0	2,372	0	2,372
Texas	0	2,494	0	2,494
West Virginia	0	9,729	0	9,729
U.S. Government Agencies	0	71,242	60	71,302
U.S. Treasury Obligations	0	17,900,547	0	17,900,547
Mortgage-Backed Securities	0	647,712	20,391	668,103
Asset-Backed Securities	0	458,501	77,581	536,082
Sovereign Issues	0	484,773	0	484,773
Convertible Preferred Securities
Banking & Finance	10,302	0	0	10,302

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Preferred Securities
Banking & Finance	$2,000	$0	$0	$2,000
Short-Term Instruments
Repurchase Agreements	0	16,000	0	16,000
U.S. Treasury Bills	0	4,020	0	4,020
PIMCO Short-Term Floating NAV Portfolio	164	0	0	164
Investments, at value	$12,466	$21,738,588	$98,032	$21,849,086

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,252	0	7,252
Foreign Exchange Contracts	0	16,330	0	16,330
Interest Rate Contracts	3,419	29,437	0	32,856
	$3,419	$53,019	$0	$56,438

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,518)	(834)	(5,352)
Foreign Exchange Contracts	0	(26,611)	0	(26,611)
Interest Rate Contracts	0	(56,262)	(6,374)	(62,636)
	$0	$(87,391)	$(7,208)	$(94,599)

Totals	$15,885	$21,704,216	$90,824	$21,810,925

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO Real Return Fund (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
U.S. Government Agencies	$62	$0	$(2)	$0	$0	$0	$0	$0	$60	$0
Mortgage-Backed Securities	8,689	20,097	0	29	0	391	0	(8,815)	20,391	301
Asset-Backed Securities	51,362	43,219	(2,885)	68	(103)	1,188	0	(15,268)	77,581	1,134

Investments, at value	$60,113	$63,316	$(2,887)	$97	$(103)	$1,579	$0	$(24,083)	$98,032	$1,435
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(1,243)	0	0	409	0	0	(834)	409
Interest Rate Contracts	(1,815)	0	(2,801)	0	0	(1,758)	0	0	(6,374)	(1,758)

	$(1,815)	$0	$(4,044)	$0	$0	$(1,349)	$0	$0	$(7,208)	$(1,349)

Totals	$58,298	$63,316	$(6,931)	$97	$(103)	$230	$0	$(24,083)	$90,824	$86

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$28	$0	$0	$0	$0	$28
Unrealized appreciation on foreign currency contracts	0	16,330	0	0	0	16,330
Unrealized appreciation on swap agreements	29,437	0	7,252	0	0	36,689

	$29,465	$16,330	$7,252	$0	$0	$53,047

Liabilities:
Written options outstanding	$60,431	$0	$958	$0	$0	$61,389
Variation margin payable (2)	68	0	0	0	0	68
Unrealized depreciation on foreign currency contracts	0	26,610	0	0	0	26,610
Unrealized depreciation on swap agreements	2,205	0	4,395	0	0	6,600

	$62,704	$26,610	$5,353	$0	$0	$94,667

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$31,463	$2,968	$(15,770)	$0	$0	$18,661
Net realized gain on foreign currency transactions	0	33,470	0	0	0	33,470

	$31,463	$36,438	$(15,770)	$0	$0	$52,131

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(45,652)	$(1,099)	$21,821	$0	$0	$(24,930)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(38,447)	0	0	0	(38,447)

	$(45,652)	$(39,546)	$21,821	$0	$0	$(63,377)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3,419 as reported in the Notes to Schedule of Investments.

54	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Vodafone Group PLC
6.875% due 08/11/2015		$300	$297

Total Bank Loan Obligations (Cost $298)			297

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 7.4%

Ally Financial, Inc.
6.875% due 09/15/2011		500	518
7.500% due 09/15/2020		1,000	1,070

American Express Credit Corp.
5.875% due 05/02/2013		300	330

American International Group, Inc.
5.850% due 01/16/2018		200	208
8.175% due 05/15/2068		1,100	1,108

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,306

Bank of America Corp.
0.826% due 06/11/2012	GBP	2,800	4,286

Bank of Scotland PLC
0.352% due 12/08/2010		$1,200	1,199

Barclays Bank PLC
6.050% due 12/04/2017		300	326
7.434% due 09/29/2049		100	103

Cie de Financement Foncier
2.125% due 04/22/2013		11,400	11,615

Commonwealth Bank of Australia
0.572% due 09/17/2014		3,500	3,492

FCE Bank PLC
7.125% due 01/15/2013	EUR	500	711

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$500	500
7.000% due 10/01/2013		1,300	1,396

GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,101

International Lease Finance Corp.
6.500% due 09/01/2014		300	323
6.750% due 09/01/2016		300	322
7.125% due 09/01/2018		600	650

LeasePlan Corp. NV
3.000% due 05/07/2012		400	413

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	23
6.875% due 05/02/2018 (a)		900	216
7.500% due 05/11/2038 (a)		5,000	7

Pacific Life Global Funding
5.150% due 04/15/2013		400	432

Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		500	513

SLM Corp.
5.050% due 11/14/2014		500	477

Vita Capital III Ltd.
1.653% due 01/01/2012		300	297

Wells Fargo Capital XIII
7.700% due 12/29/2049		700	730

			33,672

INDUSTRIALS 0.7%

BioMed Realty LP
6.125% due 04/15/2020		2,000	2,181

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		200	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
5.500% due 01/21/2021	$400	$428

WM Wrigley Jr. Co.
1.664% due 06/28/2011	400	400

		3,228

UTILITIES 0.1%

BP Capital Markets PLC
0.422% due 04/11/2011	400	399

Total Corporate Bonds & Notes (Cost $42,058)		37,299

CONVERTIBLE BONDS & NOTES 0.8%

BANKING & FINANCE 0.1%

National City Corp.
4.000% due 02/01/2011	400	405

INDUSTRIALS 0.7%

Amgen, Inc.
0.125% due 02/01/2011	2,300	2,303

Medtronic, Inc.
1.500% due 04/15/2011	800	805

		3,108

Total Convertible Bonds & Notes (Cost $3,495)		3,513

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	78

Total Municipal Bonds & Notes (Cost $94)		78

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
1.586% due 09/01/2044 - 10/01/2044	92	92

Freddie Mac
6.320% due 09/01/2036	332	351
6.481% due 10/01/2036	469	498
6.646% due 07/01/2036	411	437

Total U.S. Government Agencies (Cost $1,326)		1,378

U.S. TREASURY OBLIGATIONS 103.8%

Treasury Inflation Protected Securities (b)
1.250% due 07/15/2020	56,481	59,363
1.375% due 07/15/2018	10,110	10,837
1.375% due 01/15/2020 (d)	33,280	35,435
1.625% due 01/15/2015	3,539	3,786
1.625% due 01/15/2018	10,927	11,875
1.750% due 01/15/2028 (d)(f)	29,763	31,556
1.875% due 07/15/2019	15,315	17,007
2.000% due 01/15/2016	16,257	17,843
2.000% due 01/15/2026	15,158	16,671
2.375% due 01/15/2017	8,000	9,031
2.375% due 01/15/2025	42,795	49,208
2.375% due 01/15/2027 (f)	38,700	44,672
2.500% due 07/15/2016	28,609	32,448
2.500% due 01/15/2029	13,099	15,457
2.625% due 07/15/2017	16,199	18,709
3.375% due 04/15/2032	3,439	4,643
3.625% due 04/15/2028	42,463	56,797
3.875% due 04/15/2029	24,801	34,482

Total U.S. Treasury Obligations (Cost $456,663)		469,820

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.9%

Arkle Master Issuer PLC
1.519% due 05/17/2060	$700	$698

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	210	220

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	47	45
2.560% due 08/25/2035	80	76
2.760% due 03/25/2035	139	133
2.934% due 03/25/2035	44	42
3.458% due 01/25/2035	528	511

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	91	98

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	54	51
2.560% due 08/25/2035	92	86
2.650% due 12/25/2035	38	35
3.074% due 03/25/2034	454	457

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	100	108

Countrywide Home Loan Mortgage Pass-Through Trust
0.596% due 06/25/2035	338	288

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	200	211

Granite Master Issuer PLC
0.297% due 12/20/2054	399	372

GS Mortgage Securities Corp. II
4.592% due 08/10/2043	1,100	1,183

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	210	224

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	210	222

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	100	105

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	292	267

Morgan Stanley Capital I
6.075% due 06/11/2049	330	354

Permanent Master Issuer PLC
0.606% due 10/15/2033	1,600	1,573

Residential Asset Securitization Trust
0.656% due 01/25/2046	780	375

Structured Adjustable Rate Mortgage Loan Trust
5.843% due 03/25/2036	987	740

Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045	210	227

Total Mortgage-Backed Securities (Cost $8,304)		8,701

ASSET-BACKED SECURITIES 1.3%

AMMC CDO
0.542% due 05/03/2018	500	476

ARES CLO Funds
0.520% due 03/12/2018	495	471

Babson CLO Ltd.
0.661% due 11/10/2019	967	895

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020	2,489	2,330

Gulf Stream - Sextant CLO Ltd.
0.886% due 07/15/2016	471	453

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Premium Loan Trust Ltd.
0.878% due 10/25/2014		$300	$288

SLM Student Loan Trust
2.177% due 08/15/2016		924	924

Wood Street CLO BV
1.388% due 03/29/2021	EUR	248	304

Total Asset-Backed Securities (Cost $6,118)			6,141

SOVEREIGN ISSUES 3.1%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	3,800	4,059
4.000% due 08/20/2015		1,300	2,120
4.000% due 08/20/2020		200	320

Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	4,400	4,318

Export-Import Bank of Korea
1.342% due 03/13/2012		$2,500	2,499

New South Wales Treasury Corp.
2.750% due 11/20/2025 (b)	AUD	500	502

Total Sovereign Issues (Cost $13,056)			13,818

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	300	$302

Total Convertible Preferred Securities (Cost $300)		302

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 0.3%

Barclays Bank PLC
1.392% due 12/16/2011	$1,500	1,500

REPURCHASE AGREEMENTS 0.3%

Deutsche Bank AG
0.320% due 10/01/2010	100	100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $102. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,114	1,114
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $1,140. Repurchase proceeds are $1,114.)

		1,214

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 5.8%
0.110% due 10/25/2010	JPY	2,180,000	$26,112

U.S. TREASURY BILLS 0.1%
0.104% due 10/21/2010 (d)		$340	340

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.7%
		2,593,727	$25,984

Total Short-Term Instruments (Cost $54,087)			55,150

Total Investments 131.8% (Cost $585,799)			$596,497

Written Options (h) (0.3%) (Premiums $1,006)			(1,195)

Other Assets and Liabilities (Net) (31.5%)			(142,768)

Net Assets 100.0%			$452,534

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $1,526 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $24,937 at a weighted average interest rate of 0.213%. On September 30, 2010, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $120 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	13	$9
90-Day Eurodollar December Futures	Long	12/2010	16	4
90-Day Eurodollar March Futures	Long	03/2012	15	6

				$19

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	2.343%	$	1,000	$63	$0	$63

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$	500	$(2)	$(4)	$2
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%		600	(21)	(20)	(1)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		1,200	(5)	(14)	9
France Government Bond	BOA	0.250%	12/20/2015	0.796%		400	(11)	(11)	0
France Government Bond	CITI	0.250%	06/20/2015	0.761%		400	(10)	(10)	0
France Government Bond	DUB	0.250%	06/20/2015	0.761%		700	(16)	(23)	7
France Government Bond	JPM	0.250%	06/20/2015	0.761%		500	(12)	(18)	6
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		200	0	(2)	2

56	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%	$	500	$(2)	$(6)	$4
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%		500	(20)	(12)	(8)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		500	10	5	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		1,000	18	12	6

							$(71)	$(103)	$32

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,600	$251	$(10)	$261
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	64	(4)	68
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	900	2	0	2
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		300	1	0	1
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	1,700	(33)	(24)	(9)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(12)	(17)	5
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,500	47	17	30
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		1,100	(1)	(1)	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,500	51	15	36
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		2,000	32	16	16
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		15,000	72	(13)	85
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		9,000	153	80	73
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	111	13	98
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	75	2	73
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,300	30	(25)	55
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,300	8	1	7
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,400	14	3	11
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,500	13	(5)	18
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,700	19	7	12

							$895	$55	$840

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	26,760	1-Month USD-LIBOR less a specified spread	$	117,406	04/29/2011	BOA	$5,188
Pay	DWRTFT Index	8,248	1-Month USD-LIBOR less a specified spread		36,185	08/31/2011	BOA	(1,187)
Receive	DWRTFT Index	12,700	1-Month USD-LIBOR less a specified spread		55,720	08/31/2011	BOA	2,459
Pay	DWRTFT Index	1,519	1-Month USD-LIBOR less a specified spread		6,664	01/31/2011	CSFB	(294)
Receive	DWRTFT Index	12,587	1-Month USD-LIBOR less a specified spread		55,226	01/31/2011	CSFB	2,439
Receive	DWRTFT Index	30,855	1-Month USD-LIBOR less a specified spread		135,374	05/31/2011	CSFB	5,981
Pay	DWRTFT Index	856	1-Month USD-LIBOR less a specified spread		3,755	08/31/2011	CSFB	(166)
Receive	DWRTFT Index	26,200	1-Month USD-LIBOR less a specified spread		114,950	08/31/2011	CSFB	5,179

								$19,599

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	13	$4	$6
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	13	3	1

				$7	$7

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	6,500	$17	$381
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		6,500	53	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		2,400	13	141
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		2,400	14	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,000	80	43
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,700	12	11
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,700	65	31
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		9,400	47	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		18,800	27	35
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	21
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,100	4	64
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,100	6	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,600	74	41
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		9,400	20	17
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		9,400	34	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		300	2	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	74	36
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		400	3	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		33,500	269	224
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		7,200	18	13
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010		7,200	14	5

								$891	$1,067

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	500	$1	$1
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		500	3	1
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010	$	1,300	4	3
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,300	4	2
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	500	1	1
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		500	2	2
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,500	5	6
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	400	2	1
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	400	3	3
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,500	11	12
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	2,100	4	4
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		2,100	7	3

							$47	$39

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$16
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,300	38	54
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	12

						$61	$82

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	68	$47,100	EUR	0	$372
Sales	72	189,700		5,400	1,140
Closing Buys	(17)	(21,500)		0	(89)
Expirations	(97)	(39,700)		0	(353)
Exercised	0	(12,600)		0	(64)

Balance at 09/30/2010	26	$163,000	EUR	5,400	$1,006

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	773	10/2010	CSFB	$0	$(22)	$(22)
Sell		2,864	10/2010	DUB	0	(226)	(226)

58	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,090	10/2010	DUB	$33	$0	$33
Buy		3,103	10/2010	HSBC	94	0	94
Sell		4,193	10/2010	HSBC	0	(111)	(111)
Buy		4,193	12/2010	HSBC	112	0	112
Sell	CAD	982	11/2010	DUB	6	0	6
Sell		2,818	11/2010	RBC	0	(42)	(42)
Sell		462	11/2010	RBS	3	0	3
Buy	CNY	863	01/2011	BOA	0	0	0
Buy		1,474	01/2011	DUB	2	0	2
Buy		2,120	01/2011	JPM	2	0	2
Buy		1,527	01/2011	MSC	0	0	0
Sell	EUR	843	10/2010	UBS	0	(61)	(61)
Sell		218	11/2010	BCLY	0	(8)	(8)
Sell		544	11/2010	CITI	0	(30)	(30)
Buy		199	11/2010	DUB	16	0	16
Sell	GBP	1,761	12/2010	CITI	0	(31)	(31)
Sell		381	12/2010	GSC	0	(5)	(5)
Sell		862	12/2010	UBS	0	(13)	(13)
Buy	INR	13,956	11/2010	MSC	8	0	8
Buy		2,356	03/2011	BOA	1	0	1
Buy		18,720	03/2011	CITI	6	0	6
Buy		18,728	03/2011	DUB	6	0	6
Buy		16,502	03/2011	JPM	8	0	8
Sell	JPY	1,251,887	10/2010	BNP	0	(609)	(609)
Sell		927,514	10/2010	DUB	0	(440)	(440)
Sell		174,449	11/2010	MSC	0	(17)	(17)
Buy	KRW	205,394	11/2010	BCLY	9	0	9
Buy		144,031	11/2010	BOA	4	0	4
Buy		469,061	11/2010	CITI	13	0	13
Buy		58,130	11/2010	DUB	1	0	1
Buy		35,190	11/2010	GSC	1	0	1
Buy		161,610	11/2010	JPM	2	0	2
Buy		163,810	11/2010	MSC	2	0	2
Buy		79,360	11/2010	RBS	4	0	4
Buy		1,329,708	01/2011	CITI	1	0	1
Buy		1,306,782	01/2011	DUB	1	0	1
Buy	MYR	102	10/2010	BCLY	3	0	3
Buy		35	10/2010	CITI	1	0	1
Buy		15	10/2010	DUB	1	0	1
Sell		153	10/2010	DUB	0	(2)	(2)
Buy	PHP	135	11/2010	BCLY	0	0	0
Buy		4,839	11/2010	CITI	1	0	1
Buy		13,348	11/2010	DUB	0	0	0
Sell		698	11/2010	UBS	0	(1)	(1)

					$341	$(1,618)	$(1,277)

k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$297	$0	$297
Corporate Bonds & Notes
Banking & Finance	0	33,672	0	33,672
Industrials	0	3,228	0	3,228
Utilities	0	399	0	399
Convertible Bonds & Notes
Banking & Finance	0	405	0	405
Industrials	0	3,108	0	3,108
Municipal Bonds & Notes
West Virginia	0	78	0	78
U.S. Government Agencies	0	1,378	0	1,378
U.S. Treasury Obligations	0	469,820	0	469,820
Mortgage-Backed Securities	0	8,701	0	8,701
Asset-Backed Securities	0	924	5,217	6,141
Sovereign Issues	0	13,818	0	13,818
Convertible Preferred Securities
Banking & Finance	302	0	0	302
Short-Term Instruments
Certificates of Deposit	0	1,500	0	1,500
Repurchase Agreements	0	1,214	0	1,214
Japan Treasury Bills	0	26,112	0	26,112
U.S. Treasury Bills	0	340	0	340

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
PIMCO Short-Term Floating NAV Portfolio	$25,984	$0	$0	$25,984
Investments, at value	$26,286	$564,994	$5,217	$596,497

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	103	0	103
Equity Contracts	0	21,247	0	21,247
Foreign Exchange Contracts	0	341	0	341
Interest Rate Contracts	19	851	0	870
	$19	$22,542	$0	$22,561

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(12)	(36)	(48)
Equity Contracts	0	(1,647)	0	(1,647)
Foreign Exchange Contracts	0	(1,618)	0	(1,618)
Interest Rate Contracts	0	(1,085)	(82)	(1,167)
	$0	$(4,362)	$(118)	$(4,480)

Totals	$26,305	$583,174	$5,099	$614,578

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$470	$4,716	$0	$7	$0	$24	$0	$0	$5,217	$24
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(44)	0	0	8	0	0	(36)	8
Interest Rate Contracts	(24)	0	(50)	0	0	(8)	0	0	(82)	(21)

	$(24)	$0	$(94)	$0	$0	$0	$0	$0	$(118)	$(13)

Totals	$446	$4,716	$(94)	$7	$0	$24	$0	$0	$5,099	$11

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(l)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$341	$0	$0	$0	$341
Unrealized appreciation on swap agreements	851	0	103	21,247	0	22,201

	$851	$341	$103	$21,247	$0	$22,542

Liabilities:
Written options outstanding	$1,156	$0	$39	$0	$0	$1,195
Variation margin payable (2)	3	0	0	0	0	3
Unrealized depreciation on foreign currency contracts	0	1,618	0	0	0	1,618
Unrealized depreciation on swap agreements	11	0	9	1,647	0	1,667

	$1,170	$1,618	$48	$1,647	$0	$4,483

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$477	$25	$16	$30,957	$0	$31,475
Net realized gain on foreign currency transactions	0	21	0	0	0	21

	$477	$46	$16	$30,957	$0	$31,496

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(52)	$(8)	$63	$3,801	$0	$3,804
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,489)	0	0	0	(1,489)

	$(52)	$(1,497)	$63	$3,801	$0	$2,315

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $19 as reported in the Notes to Schedule of Investments.

60	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Schedule of Investments PIMCO Tax Managed Real Return Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 97.3%

ARIZONA 2.6%

Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$334

Mesa, Arizona Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.250% due 07/01/2017	250	295

		629

CALIFORNIA 8.7%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.260% due 05/01/2016	200	200

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	276

California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	277

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	200	200

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	329

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	200	200

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.250% due 07/01/2034	200	200

Orange County, California Public Financing Authority Revenue Bonds, (NPFGC insured), Series 2005
5.000% due 07/01/2016	20	23

Santa Clara, California Revenue Bonds, Series 2008
0.300% due 07/01/2034	200	200

University of California Regents Medical Center Revenue Bonds, Series 2007
0.280% due 05/15/2032	195	195

		2,100

COLORADO 2.2%

Colorado State Board of Governors Revenue Notes, Series 2010
4.000% due 03/01/2017	300	337

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2029	200	200

		537

CONNECTICUT 3.0%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.220% due 07/01/2035	200	200

University of Connecticut Revenue Notes, Series 2010
5.000% due 11/15/2016	430	513

		713

FLORIDA 2.2%

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	150	174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	$250	$262

Tallahassee, Florida Revenue Notes, Series 2010
3.000% due 10/01/2016	85	89

		525

GEORGIA 0.7%

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	150	163

ILLINOIS 1.8%

Chicago, Illinois Revenue Bonds, Series 2002
0.290% due 01/01/2034	100	100

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	340

		440

INDIANA 3.9%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	351

Purdue University West Lafayette, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	500	594

		945

IOWA 1.1%

University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	276

LOUISIANA 1.1%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	266

MASSACHUSETTS 1.7%

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.220% due 11/01/2049	200	200

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.310% due 12/01/2037	200	200

		400

MISSISSIPPI 2.9%

De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	239

Mississippi State Development Bank Special Obligation Revenue Notes, Series 2010
5.000% due 08/01/2016	400	460

		699

NEBRASKA 3.5%

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.380% due 12/15/2012	840	840

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.1%

Clark County, Nevada Revenue Notes, Series 2010
4.000% due 07/01/2014	$250	$268

NEW HAMPSHIRE 0.8%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.290% due 06/01/2031	200	200

NEW JERSEY 1.9%

New Jersey State Higher Education Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	330

New Jersey State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	100	120

		450

NEW MEXICO 2.5%

New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	597

NEW YORK 6.4%

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.270% due 05/01/2033	200	200

Long Island, New York Power Authority Revenue Notes, Series 2010
4.000% due 05/01/2014	205	224

New York City, New York General Obligation Notes, Series 2010
5.000% due 08/01/2016	300	351

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	321

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	239

Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.280% due 07/01/2037	195	195

		1,530

NORTH CAROLINA 3.6%

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	311

North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 06/01/2042	250	263

North Carolina State Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	285

		859

OHIO 5.1%

Cincinnati, Ohio School District General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	586

Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	147

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.280% due 12/01/2033	200	200

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	$250	$299

		1,232

OREGON 1.3%

Portland, Oregon Revenue Notes, Series 2010
5.000% due 03/01/2019	250	301

PENNSYLVANIA 5.4%

Pennsylvania State Financing Authority Revenue Notes, (FSA Insured), Series 2010
5.000% due 06/01/2020	500	581

Philadelphia, Pennsylvania Revenue Notes, (FSA Insured), Series 2010
5.000% due 08/01/2016	400	458

Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	266

		1,305

SOUTH CAROLINA 1.0%

Lexington County, South Carolina School District No. 1 General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	231

TENNESSEE 1.0%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Notes, Series 2008
5.000% due 10/01/2016	200	240

TEXAS 17.5%

Austin, Texas Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	599

Austin, Texas Water & Wastewater Utilities Revenue Notes, Series 2009
5.000% due 11/15/2013	200	226

Bexar, Texas Metropolitan Water District Revenue Notes, Series 2009
5.000% due 05/01/2016	250	279

Fort Bend, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2016	500	596

Grand Prairie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
0.000% due 02/15/2014	200	191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	$100	$71

Royse City, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2010
4.000% due 08/15/2020	300	339

Tarrant County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
3.000% due 12/01/2012	250	260

Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	296

Texas State Lone Star College System General Obligation Notes, Series 2010
5.000% due 08/15/2018	500	599

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2015	300	346

University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	232

University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018	150	181

		4,215

UTAH 0.5%

Midvale, Utah Revenue Notes, (FSA Insured), Series 2010
4.000% due 10/01/2013	115	125

VIRGINIA 3.5%

Spotsylvania County, Virginia Revenue Notes, Series 2010
4.000% due 06/01/2015	260	290

Virginia State College Building Authority Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	358

Virginia State Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	182

		830

WASHINGTON 6.5%

King County, Washington General Obligation Notes, Series 2007
5.000% due 12/01/2015	600	709

Mountlake Terrace, Washington Revenue Notes, Series 2010
4.000% due 12/01/2016	230	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Snohomish County, Washington School District No. 15 Edmonds General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2018	$300	$344

Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	237

		1,549

WISCONSIN 3.8%

Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	250	255

Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	298

Wisconsin State Clean Water Revenue Notes, Series 2008
5.000% due 06/01/2016	$150	$178

Wisconsin State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 05/01/2015	150	175

		906

Total Municipal Bonds & Notes (Cost $22,810)		23,371

SHORT-TERM INSTRUMENTS 7.5%

REPURCHASE AGREEMENTS 6.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,549	1,549

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,582. Repurchase proceeds are $1,549.)

U.S. TREASURY BILLS 1.1%
0.097% due 10/07/2010 (a)	260	260

Total Short-Term Instruments (Cost $1,809)		1,809

Total Investments 104.8% (Cost $24,619)		$25,180

Written Options (c) (0.0%) (Premiums $12)		(11)

Other Assets and Liabilities (Net) (4.8%)		(1,148)

Net Assets 100.0%		$24,021

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $260 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(b)	Swap agreements outstanding on September 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	BCLY	$	1,298	$3	$25	$(22)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	MSC		1,150	3	21	(18)
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	BCLY		1,298	(8)	(3)	(5)
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	MSC		1,149	(7)	(3)	(4)

62	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BCLY	$	1,298	$(17)	$5	$(22)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MSC		1,149	(15)	(2)	(13)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BCLY		1,298	(29)	(3)	(26)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MSC		1,149	(26)	(2)	(24)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BCLY		1,298	(41)	(3)	(38)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MSC		1,149	(36)	(2)	(34)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BCLY		1,298	(50)	(3)	(47)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MSC		1,149	(43)	(2)	(41)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BCLY		1,298	(57)	(3)	(54)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MSC		1,149	(50)	(2)	(48)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BCLY		1,298	(59)	(3)	(56)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MSC		1,149	(52)	(2)	(50)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BCLY		1,298	(61)	(31)	(30)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MSC		1,149	(55)	(2)	(53)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BCLY		1,298	(60)	(56)	(4)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MSC		1,149	(53)	(30)	(23)

							$(713)	$(101)	$(612)

(c)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,600	$12	$11

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	0	$0	$0
Sales	2	1,600	13
Closing Buys	(2)	0	(1)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2010	0	$1,600	$12

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Arizona	$0	$629	$0	$629
California	0	2,100	0	2,100
Colorado	0	537	0	537
Connecticut	0	713	0	713
Florida	0	525	0	525
Georgia	0	163	0	163
Illinois	0	440	0	440
Indiana	0	945	0	945
Iowa	0	276	0	276
Louisiana	0	266	0	266
Massachusetts	0	400	0	400
Mississippi	0	699	0	699
Nebraska	0	840	0	840
Nevada	0	268	0	268
New Hampshire	0	200	0	200
New Jersey	0	450	0	450
New Mexico	0	597	0	597
New York	0	1,530	0	1,530
North Carolina	0	859	0	859
Ohio	0	1,232	0	1,232

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Oregon	$0	$301	$0	$301
Pennsylvania	0	1,305	0	1,305
South Carolina	0	231	0	231
Tennessee	0	240	0	240
Texas	0	4,215	0	4,215
Utah	0	125	0	125
Virginia	0	830	0	830
Washington	0	1,549	0	1,549
Wisconsin	0	906	0	906
Short-Term Instruments
Repurchase Agreements	0	1,549	0	1,549
U.S. Treasury Bills	0	260	0	260
Investments, at value	$0	$25,180	$0	$25,180

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(623)	$0	$(623)

Totals	$0	$24,557	$0	$24,557

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

September 30, 2010 (Unaudited)

(e)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Written options outstanding	$11	$0	$0	$0	$0	$11
Unrealized depreciation on swap agreements	612	0	0	0	0	612

	$623	$0	$0	$0	$0	$623

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$(1)	$0	$0	$0	$0	$(1)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(538)	$0	$0	$0	$0	$(538)

(1)	See note 5 in the Notes to Financial Statements for additional information.

64	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Schedule of Investments PIMCO CommoditiesPLUS™ Short Strategy Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 15.9%

BANKING & FINANCE 15.9%

Citigroup, Inc.
5.500% due 04/11/2013	$100	$107

Dexia Credit Local
0.693% due 03/05/2013	150	150

FIH Erhvervsbank A/S
0.619% due 08/17/2012	150	151

Morgan Stanley
2.876% due 05/14/2013	100	102

NIBC Bank NV
0.676% due 12/02/2014	150	150

Stadshypotek AB
0.839% due 09/30/2013	100	101

Total Corporate Bonds & Notes (Cost $754)		761

CONVERTIBLE BONDS & NOTES 1.0%

INDUSTRIALS 1.0%

Amgen, Inc.
0.125% due 02/01/2011	50	50

Total Convertible Bonds & Notes (Cost $50)		50

U.S. GOVERNMENT AGENCIES 15.4%

Fannie Mae
4.100% due 12/17/2018	200	201

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Overseas Private Investment Corp.
5.660% due 06/10/2018	$400	$534

Total U.S. Government Agencies (Cost $730)		735

SHORT-TERM INSTRUMENTS 66.0%

REPURCHASE AGREEMENTS 5.3%

State Street Bank and Trust Co.
0.010% due 10/01/2010	251	251

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $259. Repurchase proceeds are $251.)

U.S. TREASURY BILLS 35.6%
0.140% due 10/14/2010 (a)	1,700	1,700

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 25.1%
	119,836	1,200

Total Short-Term Instruments (Cost $3,151)		3,151

Total Investments 98.3% (Cost $4,685)		$4,697

Written Options (d) (0.1%) (Premiums $3)		(3)

Other Assets and Liabilities (Net) 1.8%		87

Net Assets 100.0%		$4,781

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Fund.
(c)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
France Government Bond	BOA	0.250%	12/20/2015	0.008%	$	100,000	$3	$(3)	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	$	100,000	$0	$0	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized (Depreciation)
Pay	DJUBSTR Index	5,596	3-Month USD-LIBOR plus a specified spread	$	1,570	10/27/2010	GSC	$(7)
Pay	DJUBSTR Index	4,277	3-Month USD-LIBOR plus a specified spread		1,200	10/27/2010	JPM	(5)
Pay	DJUBSTR Index	7,414	3-Month USD-LIBOR plus a specified spread		2,080	10/27/2010	MSC	(9)

								$(21)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO CommoditiesPLUS™ Short Strategy Fund (Cont.)

Variance Swaps

Pay/ Receive Variance (6)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.063	03/14/2011	DUB	$ 100	$(2)	$0	$(2)

(6)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(d)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	400	$3	$3

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	100	$0	$0
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		100	0	0

							$0	$0

Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 08/17/2010	$0	$0
Sales	600	3
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$600	$3

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$761	$0	$761
Convertible Bonds & Notes
Industrials	0	50	0	50
U.S. Government Agencies	0	735	0	735
Short-Term Instruments
Repurchase Agreements	0	251	0	251
U.S. Treasury Bills	0	1,700	0	1,700
PIMCO Short-Term Floating NAV Portfolio	1,200	0	0	1,200
Investments, at value	$1,200	$3,497	$0	$4,697

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	(3)	0	(3)
Other Contracts	0	(23)	0	(23)
	$0	$(26)	$0	$(26)

Totals	$1,200	$3,471	$0	$4,671

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

66	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(f)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Written options outstanding	$3	$0	$0	$0	$0	$3
Unrealized depreciation on swap agreements	0	0	0	0	23	23

	$3	$0	$0	$0	$23	$26

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010:
	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$0	$0	$0	$0	$(249)	$(249)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$0	$0	$0	$(18)	$(18)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.6%

BANKING & FINANCE 25.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$200	$209

American Express Bank FSB
5.500% due 04/16/2013		200	218

ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,337

Banco do Brasil S.A.
4.500% due 01/22/2015		900	948

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,009

Bank of America Corp.
0.792% due 09/11/2012		650	645

Cie de Financement Foncier
1.625% due 07/23/2012		7,800	7,835
2.125% due 04/22/2013		9,600	9,781

Citigroup, Inc.
0.562% due 06/09/2016		2,000	1,697
2.384% due 08/13/2013		1,500	1,512
6.000% due 12/13/2013		2,760	3,029

Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,063

Crown Castle Towers LLC
4.174% due 08/15/2017		1,000	1,022

DanFin Funding Ltd.
1.226% due 07/16/2013		7,000	6,997

Dexia Credit Local
0.693% due 03/05/2013		4,000	3,988

Dexia Credit Local S.A.
2.750% due 04/29/2014		1,000	1,029

FIH Erhvervsbank A/S
0.619% due 08/17/2012		3,800	3,828

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		400	481

International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,310

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		4,600	4,939

Morgan Stanley
0.780% due 01/09/2012		2,500	2,486
1.218% due 03/01/2013	EUR	2,300	2,986
2.876% due 05/14/2013		$3,400	3,467

National Australia Bank Ltd.
0.519% due 06/29/2016		1,200	1,162

New York Life Global Funding
0.999% due 12/20/2013	EUR	800	1,062

NIBC Bank NV
0.676% due 12/02/2014		$7,050	7,055

Pacific Life Global Funding
5.150% due 04/15/2013		500	540

PF Export Receivables Master Trust
6.436% due 06/01/2015		192	203

Regions Financial Corp.
0.459% due 06/26/2012		400	382

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		16,000	16,439
5.250% due 05/15/2013	EUR	1,500	2,161

Royal Bank Of Scotland NV
0.992% due 03/09/2015		$2,000	1,723

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$3,100	$3,058

SLM Corp.
0.728% due 10/25/2011		650	620
1.149% due 11/15/2011	EUR	950	1,234

Stadshypotek AB
0.839% due 09/30/2013		$4,400	4,422

State Bank of India
4.500% due 07/27/2015		2,000	2,105

Teva Pharmaceutical Finance III LLC
0.691% due 12/19/2011		1,000	1,004

TNK-BP Finance S.A.
6.250% due 02/02/2015		400	425
7.500% due 03/13/2013		500	545

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,732

Wachovia Corp.
5.500% due 05/01/2013		$1,200	1,320

Waha Aerospace BV
3.925% due 07/28/2020		2,000	2,059

			118,528

INDUSTRIALS 2.8%

America Movil SAB de C.V.
3.625% due 03/30/2015		500	523

Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	549

Daimler Finance North America LLC
5.875% due 03/15/2011		1,000	1,023
7.750% due 01/18/2011		1,000	1,020

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018		500	520

Devon Financing Corp. ULC
6.875% due 09/30/2011		1,000	1,058

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	317

GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	559

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	643

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	426

JC Penney Corp., Inc.
9.000% due 08/01/2012		1,500	1,661

Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,555
6.625% due 03/17/2015		700	726

Petroleos Mexicanos
4.875% due 03/15/2015		400	434

WM Wrigley Jr. Co.
1.664% due 06/28/2011		2,000	2,001

			13,015

UTILITIES 1.7%

BP Capital Markets PLC
0.422% due 04/11/2011		100	100
2.750% due 02/27/2012		200	202

British Telecommunications PLC
9.375% due 12/15/2010		2,600	2,641

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	239

Columbus Southern Power Co.
0.692% due 03/16/2012		500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Carolinas LLC
5.625% due 11/30/2012	$500	$547
6.250% due 01/15/2012	540	578

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,357

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014	280	312

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	551
		8,028

Total Corporate Bonds & Notes (Cost $136,789)		139,571

CONVERTIBLE BONDS & NOTES 1.1%

INDUSTRIALS 1.1%

Amgen, Inc.
0.125% due 02/01/2011	2,500	2,503

Medtronic, Inc.
1.500% due 04/15/2011	2,700	2,717

Total Convertible Bonds & Notes (Cost $5,192)		5,220

U.S. GOVERNMENT AGENCIES 10.8%

Fannie Mae
0.246% due 07/26/2012	42,000	41,990
4.100% due 12/17/2018	4,800	4,834

Small Business Administration
4.840% due 05/01/2025	969	1,054
5.310% due 05/01/2027	773	860
5.820% due 06/01/2026	1,020	1,144
6.770% due 11/01/2028	963	1,116

Total U.S. Government Agencies (Cost $50,898)		50,998

MORTGAGE-BACKED SECURITIES 12.1%

Arkle Master Issuer PLC
0.459% due 02/17/2052	2,000	1,976

Banc of America Funding Corp.
5.580% due 05/20/2036	2,700	2,278

Bear Stearns Adjustable Rate Mortgage Trust
2.616% due 04/25/2034	2,001	1,919

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	328	228

Chase Mortgage Finance Corp.
3.186% due 02/25/2037	1,161	1,079

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	1,754	1,693
4.900% due 12/25/2035	1,781	1,665

Countrywide Home Loan Mortgage Pass-Through Trust
3.177% due 11/20/2034	2,303	1,987

Credit Suisse First Boston Mortgage Securities Corp.
2.751% due 04/25/2034	260	251

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022	838	777

First Horizon Alternative Mortgage Securities
2.615% due 04/25/2035	1,735	1,465

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	932	913

GS Mortgage Securities Corp. II
4.592% due 08/10/2043	1,400	1,505

Harborview Mortgage Loan Trust
0.567% due 11/19/2035	2,648	1,759
0.597% due 06/20/2035	1,846	1,564

JPMorgan Mortgage Trust
5.409% due 11/25/2035	2,075	2,013

68	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
2.903% due 11/21/2034		$1,500	$1,367

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035		292	267
2.279% due 12/25/2034		289	277
4.250% due 10/25/2035		340	291

Morgan Stanley Dean Witter Capital I
0.807% due 03/11/2016		5,500	5,501

OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,167

Permanent Master Issuer PLC
0.606% due 10/15/2033		7,400	7,274
0.636% due 07/15/2033		2,000	1,945

Vornado DP LLC
2.970% due 09/13/2028		2,000	2,033

WaMu Mortgage Pass-Through Certificates
0.536% due 11/25/2045		3,893	2,866
1.440% due 01/25/2046		2,708	2,188

Wells Fargo Mortgage-Backed Securities Trust
2.889% due 07/25/2035		3,000	2,779
2.904% due 03/25/2035		1,754	1,673
4.986% due 12/25/2034		254	250
5.000% due 03/25/2036		251	239
5.679% due 04/25/2036		3,200	2,965

Total Mortgage-Backed Securities (Cost $55,779)			57,154

ASSET-BACKED SECURITIES 5.2%

AMMC CDO
0.542% due 05/03/2018		1,500	1,426

BA Credit Card Trust
0.277% due 03/15/2014		500	499
0.287% due 11/15/2013		560	559

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020		498	466

Chase Issuance Trust
0.277% due 03/15/2013		500	500

Entrust Financial Services, Inc.
1.389% due 10/26/2026		2,000	2,003

Ford Credit Auto Owner Trust
2.100% due 11/15/2011		117	117

Gallatin Funding Ltd.
0.626% due 08/15/2017		1,000	936

Gulf Stream - Sextant CLO Ltd.
0.886% due 07/15/2016		471	453

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	1,975	2,491

HSBC Home Equity Loan Trust
5.910% due 03/20/2036		$596	601

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		2,500	2,331

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nelnet Student Loan Trust
1.212% due 07/27/2048	$5,000	$5,008

Residential Asset Mortgage Products, Inc.
0.336% due 02/25/2037	262	260

SLC Student Loan Trust
0.292% due 03/15/2018	149	149

SLM Student Loan Trust
0.498% due 07/25/2017	923	919
0.998% due 10/25/2017	1,000	1,003
1.298% due 10/25/2013	11	11
1.998% due 04/25/2023	258	268
2.177% due 08/15/2016	1,539	1,540

Structured Asset Investment Loan Trust
0.306% due 07/25/2036	7	7

Venture CDO Ltd.
0.751% due 01/20/2022	3,400	3,022

Total Asset-Backed Securities (Cost $24,462)		24,569

SOVEREIGN ISSUES 1.0%

Export-Import Bank of Korea
5.875% due 01/14/2015	1,500	1,680
8.125% due 01/21/2014	500	588

Korea Development Bank
4.375% due 08/10/2015	400	425
8.000% due 01/23/2014	500	585

Korea Housing Finance Corp.
4.125% due 12/15/2015	1,500	1,578

Total Sovereign Issues (Cost $4,690)		4,856

SHORT-TERM INSTRUMENTS 39.5%

COMMERCIAL PAPER 5.1%

Fannie Mae
0.030% due 10/06/2010	5,400	5,400
0.240% due 10/05/2010	700	700
0.281% due 10/13/2010	200	200

Federal Home Loan Bank
0.080% due 10/18/2010	5,400	5,399
0.100% due 10/04/2010	4,000	4,000
0.108% due 10/06/2010	2,100	2,100
0.192% due 10/22/2010	2,100	2,100

Freddie Mac
0.243% due 10/06/2010	2,400	2,400
0.250% due 10/18/2010	2,000	2,000

		24,299

REPURCHASE AGREEMENTS 14.5%

Banc of America Securities LLC
0.180% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% - 4.875% due 02/15/2012 - 05/31/2015 valued at $11,514. Repurchase proceeds are $11,200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Capital, Inc.
0.190% due 10/01/2010	$11,200	$11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $11,434. Repurchase proceeds are $11,200.)

BNP Paribas Bank
0.240% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $11,456. Repurchase proceeds are $11,200.)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $11,459. Repurchase proceeds are $11,200.)

Deutsche Bank AG
0.320% due 10/01/2010	10,200	10,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $10,419. Repurchase proceeds are $10,200.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	11,200	11,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $11,464. Repurchase proceeds are $11,200.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	2,216	2,216
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $2,261. Repurchase proceeds are $2,216.)

		68,416

U.S. TREASURY BILLS 7.6%
0.126% due 10/07/2010 - 01/27/2011 (a)(c)(d)	35,726	35,722

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 12.3%
	5,790,477	58,009

Total Short-Term Instruments (Cost $186,446)		186,446

PURCHASED OPTIONS (f) 0.3%
(Cost $1,960)		1,404

Total Investments 99.6% (Cost $466,216)		$470,218

Written Options (g) (0.5%) (Premiums $2,797)		(2,126)

Other Assets and Liabilities (Net) 0.9%		4,212

Net Assets 100.0%		$472,304

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $580 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy (Cont.)

(d)	Securities with an aggregate market value of $2,424 and cash of $138 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Mill Wheat November Futures	Long	11/2010	89	$21
Red Spring Wheat December Futures	Long	12/2010	372	(372)
Wheat December Futures	Long	12/2010	701	2,040
Wheat December Futures	Short	12/2010	1,073	(1,016)
Wheat December Futures	Short	12/2011	33	(52)

				$621

(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.385%	$	1,800	$13	$6	$7
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		2,000	(38)	(4)	(34)

								$(25)	$2	$(27)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
France Government Bond	BOA	0.250%	12/20/2015	0.796%	$	4,200	$(115)	$(115)	$0
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		1,500	(7)	(19)	12
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		1,000	(26)	(32)	6

							$(148)	$(166)	$18

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB	GBP	300	$1	$0	$1
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC	BRL	9,700	(8)	(10)	2
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		8,000	74	61	13

							$67	$51	$16

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn March Futures	$(515.200)	02/24/2011	MSC	630	$44	$0	$44
Receive	CBOT Denatured Fuel Ethanol April Futures	1.930	03/31/2011	MSC	1,764	(29)	0	(29)
Pay	LME Copper December Futures	(7,390.000)	12/13/2010	DUB	1	(739)	0	(739)
Pay	LME Copper December Futures	(7,475.000)	12/13/2010	DUB	4	(1,944)	0	(1,944)
Receive	LME Copper December Futures	7,372.000	12/19/2011	DUB	1	654	0	654
Receive	LME Copper December Futures	7,451.000	12/19/2011	DUB	4	1,710	0	1,710

						$(304)	$0	$(304)

70	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	19,889	3-Month USD-LIBOR plus a specified spread	$	102,290	10/27/2010	BCLY	$1,975
Receive (6)	SPGCIATR Index	63,378	0.240%		5,970	10/27/2010	BCLY	112
Pay (6)	SPGCIKP Index	18,675	0.120%		11,980	10/27/2010	BCLY	(113)
Receive	CSIXTR Index	33,466	3-Month USD-LIBOR plus a specified spread		172,120	10/27/2010	CSFB	3,325
Receive	CSIXTR Index	32,076	3-Month USD-LIBOR plus a specified spread		164,970	10/27/2010	GSC	3,186
Receive	CSIXTR Index	4,628	3-Month USD-LIBOR plus a specified spread		23,800	10/27/2010	JPM	460
Receive	DJUBSF1T Index	230,733	3-Month USD-LIBOR plus a specified spread		114,920	10/27/2010	JPM	471
Receive	DJUBSF3T Index	99,927	3-Month USD-LIBOR plus a specified spread		57,810	10/27/2010	JPM	241
Pay	DJUBSTR Index	618,356	3-Month USD-LIBOR plus a specified spread		173,480	10/27/2010	JPM	(759)
Pay	DJUBHGTR Index	34,593	3-Month USD-LIBOR plus a specified spread		27,280	10/27/2010	MSC	(109)
Receive	MOTC3112 Index	5,642	3-Month USD-LIBOR plus a specified spread		27,130	10/27/2010	MSC	218
Receive (6)	SPGCIZTR Index	46,855	0.240%		6,000	10/27/2010	MSC	(68)

								$8,939

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)	At the maturity date, a net cash flow is exchanged, where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps
Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.066	03/08/2011	GSC	$	7,000	$236	$0	$236
Pay	London Gold Market Fixing Ltd. PM	0.063	03/14/2011	DUB		4,000	(65)	0	(65)
Pay	London Gold Market Fixing Ltd. PM	0.081	07/07/2011	GSC		13,000	514	0	514

							$685	$0	$685

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(f)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$109.000	12/31/2011	336	$995	$699

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - U.S. Oil Fund LP	$30.000	04/15/2011	$500	$965	$705

(g)	Written options outstanding on September 30, 2010: Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX WTI Crude December Futures	$300.000	12/31/2011	336	$1,129	$785
Put - OTC NYMEX WTI Crude May Futures	72.000	04/14/2011	217	1,050	863

				$2,179	$1,648

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT Corn December Futures	$500.000	11/26/2010	60	$33	$78
Call - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	13	4	6
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	13	3	1

				$40	$85

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	4,000	$35	$21
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,600	11	11
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		11,000	113	59
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	21
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	23	11
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		100	1	1
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	44	21
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		32,300	260	216

								$532	$361

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	1,000	$4	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		1,000	4	1
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		1,200	4	3
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		200	1	0
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		1,000	5	3
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010	$	1,600	5	4
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,600	5	2
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	200	0	0
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		200	1	1
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	400	2	1
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	400	3	3

							$34	$20

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	900	$12	$12

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 05/28/2010	0	$0	EUR	0	$0
Sales	639	68,000		5,200	2,817
Closing Buys	0	(4,500)		0	(20)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	639	$63,500	EUR	5,200	$2,797

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	350	12/2010	DUB	$4	$0	$4
Buy		4,417	12/2010	RBS	80	0	80
Sell	EUR	885	10/2010	CITI	0	(78)	(78)
Sell		7,577	11/2010	DUB	0	(622)	(622)
Sell		943	11/2010	RBS	0	(85)	(85)
Buy	INR	4,147	03/2011	BOA	2	0	2
Buy		16,380	03/2011	CITI	5	0	5
Buy		16,387	03/2011	DUB	6	0	6
Buy		28,856	03/2011	JPM	14	0	14

					$111	$(785)	$(674)

72	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$118,528	$0	$118,528
Industrials	0	13,015	0	13,015
Utilities	0	8,028	0	8,028
Convertible Bonds & Notes
Industrials	0	5,220	0	5,220
U.S. Government Agencies	0	50,998	0	50,998
Mortgage-Backed Securities	0	57,154	0	57,154
Asset-Backed Securities	0	13,443	11,126	24,569
Sovereign Issues	0	4,856	0	4,856
Short-Term Instruments
Commercial Paper	0	24,299	0	24,299
Repurchase Agreements	0	68,416	0	68,416
U.S. Treasury Bills	0	35,722	0	35,722
PIMCO Short-Term Floating NAV Portfolio	58,009	0	0	58,009
Purchased Options
Other Contracts	0	705	699	1,404
Investments, at value	$58,009	$400,384	$11,825	$470,218

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$25	$0	$25
Foreign Exchange Contracts	0	111	0	111
Interest Rate Contracts	0	16	0	16
Other Contracts	2,060	13,147	0	15,207
	$2,060	$13,299	$0	$15,359

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(35)	(19)	(54)
Foreign Exchange Contracts	0	(785)	0	(785)
Interest Rate Contracts	0	(368)	(11)	(379)
Other Contracts	(1,518)	(3,826)	(1,649)	(6,993)
	$(1,518)	$(5,014)	$(1,679)	$(8,211)

Totals	$58,551	$408,669	$10,146	$477,366

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 05/28/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$0	$11,030	$0	$15	$0	$81	$0	$0	$11,126	$81
Purchased Options
Other Contracts	0	995	0	0	0	(296)	0	0	699	(296)

Investments, at value	$0	$12,025	$0	$15	$0	$(215)	$0	$0	$11,825	$(215)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(33)	0	0	14	0	0	(19)	14
Interest Rate Contracts	0	0	(11)	0	0	0	0	0	(11)	0
Other Contracts	0	0	(2,179)	0	0	530	0	0	(1,649)	530

	$0	$0	$(2,223)	$0	$0	$544	$0	$0	$(1,679)	$544

Totals	$0	$12,025	$(2,223)	$15	$0	$329	$0	$0	$10,146	$329

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy (Cont.)

September 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,404	$1,404
Variation margin receivable (2)	0	0	0	0	136	136
Unrealized appreciation on foreign currency contracts	0	111	0	0	0	111
Unrealized appreciation on swap agreements	16	0	25	0	13,146	13,187

	$16	$111	$25	$0	$14,686	$14,838

Liabilities:
Written options outstanding	$380	$0	$20	$0	$1,726	$2,126
Variation margin payable (2)	0	0	0	0	11	11
Unrealized depreciation on foreign currency contracts	0	785	0	0	0	785
Unrealized depreciation on swap agreements	0	0	34	0	3,826	3,860

	$380	$785	$54	$0	$5,563	$6,782

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(10)	$0	$(11)	$0	$43,059	$43,038
Net realized (loss) on foreign currency transactions	0	(160)	0	0	0	(160)

	$(10)	$(160)	$(11)	$0	$43,059	$42,878

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(556)	$(556)
Net change in unrealized appreciation on futures contracts, written options and swaps	209	0	5	0	10,405	10,619
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(674)	0	0	0	(674)

	$209	$(674)	$5	$0	$9,849	$9,389

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $621 as reported in the Notes to Schedule of Investments.

74	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Ford Motor Co.
3.010% due 12/15/2013		$1,000	$982

Vodafone Group PLC
6.875% due 08/11/2015		9,500	9,399

Total Bank Loan Obligations (Cost $10,411)			10,381

CORPORATE BONDS & NOTES 9.3%

BANKING & FINANCE 8.2%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	838
7.700% due 08/07/2013		3,300	3,649
8.700% due 08/07/2018		17,800	21,943

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		21,500	23,779

Ally Financial, Inc.
5.375% due 06/06/2011		21,862	22,217
6.000% due 12/15/2011		24,019	24,736
6.875% due 09/15/2011		4,900	5,078
7.000% due 02/01/2012		15,400	16,074
7.250% due 03/02/2011		5,000	5,112
7.500% due 09/15/2020		19,000	20,330

American Express Bank FSB
0.386% due 05/29/2012		200	198
0.407% due 06/12/2012		1,750	1,733
5.500% due 04/16/2013		6,800	7,408
5.550% due 10/17/2012		500	539

American Express Credit Corp.
5.875% due 05/02/2013		2,500	2,754
7.300% due 08/20/2013		1,570	1,806

American International Group, Inc.
1.034% due 04/26/2011	EUR	1,500	2,036
4.000% due 09/20/2011		200	273
4.950% due 03/20/2012		$1,150	1,200
5.850% due 01/16/2018		22,500	23,400
8.175% due 05/15/2068		23,800	23,978
8.250% due 08/15/2018		12,500	14,625

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,815

ANZ National International Ltd.
0.792% due 08/19/2014		30,000	30,257
6.200% due 07/19/2013		33,200	36,925

Banco do Brasil S.A.
4.500% due 01/22/2015		14,500	15,279

Banco Santander Chile
1.771% due 04/20/2012		31,500	31,500

Bank of America Corp.
0.826% due 06/11/2012	GBP	3,800	5,817
1.129% due 06/28/2011	EUR	3,000	4,048
5.375% due 06/15/2014		$15,000	16,210
7.375% due 05/15/2014		8,400	9,665

Bank of Scotland PLC
0.352% due 12/08/2010		5,000	4,998

Barclays Bank PLC
6.050% due 12/04/2017		41,300	44,855
7.434% due 09/29/2049		8,500	8,755
10.179% due 06/12/2021		22,940	30,646

Caelus Re Ltd.
6.549% due 06/07/2011		3,900	3,944

Citigroup Capital XXI
8.300% due 12/21/2077		7,600	8,018

Citigroup, Inc.
0.418% due 03/07/2014		7,100	6,662
0.715% due 11/05/2014		1,113	1,033
2.384% due 08/13/2013		5,448	5,491
5.250% due 02/27/2012		10,413	10,942

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/11/2013		$21,000	$22,548
6.000% due 12/13/2013		6,491	7,123
6.125% due 05/15/2018		7,200	7,867

Commonwealth Bank of Australia
0.789% due 06/25/2014		52,000	52,305

Countrywide Financial Corp.
5.800% due 06/07/2012		15,300	16,260

Credit Agricole S.A.
0.816% due 02/02/2012		3,000	2,988

Daimler International Finance BV
1.443% due 01/27/2012		4,400	4,396

Danske Bank A/S
5.914% due 12/29/2049		3,000	2,872

Dexia Credit Local
0.693% due 03/05/2013		46,600	46,462

FCE Bank PLC
7.125% due 01/16/2012	EUR	200	283
7.125% due 01/15/2013		500	711
7.875% due 02/15/2011	GBP	3,000	4,790

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$12,300	13,205
7.250% due 10/25/2011		20,025	21,027
7.375% due 02/01/2011		7,800	7,945
7.500% due 08/01/2012		7,300	7,752
7.800% due 06/01/2012		11,500	12,236

Foundation Re II Ltd.
7.119% due 11/26/2010		10,500	10,526

General Electric Capital Corp.
1.239% due 05/22/2013		3,920	3,912
5.500% due 09/15/2067	EUR	29,800	35,039
6.500% due 09/15/2067	GBP	2,600	3,814

GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	3,500	4,898

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		$1,200	1,111
1.198% due 02/04/2013	EUR	1,900	2,511
5.300% due 02/14/2012		$5,000	5,261
5.375% due 02/15/2013	EUR	5,500	7,879

Green Valley Ltd.
4.410% due 01/10/2011		5,400	7,326

HBOS PLC
6.750% due 05/21/2018		$14,500	14,589

ING Bank NV
1.089% due 03/30/2012		900	897

International Lease Finance Corp.
5.350% due 03/01/2012		23,000	23,259
5.625% due 09/20/2013		7,700	7,594
6.375% due 03/25/2013		8,300	8,383
6.500% due 09/01/2014		8,500	9,159
6.625% due 11/15/2013		9,700	9,773
6.750% due 09/01/2016		9,600	10,320
7.125% due 09/01/2018		19,000	20,568

JPMorgan Chase & Co.
0.414% due 06/25/2012		1,200	1,196

Kamp Re 2005 Ltd.
0.357% due 12/14/2010 (a)		1,382	515

LBG Capital No.1 PLC
7.625% due 10/14/2020	EUR	500	651

LBG Capital No.2 PLC
6.385% due 05/12/2020		5,100	6,040

LeasePlan Corp. NV
3.000% due 05/07/2012		$14,500	14,988

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	2,100,000	4,088
6.875% due 05/02/2018 (a)		$27,869	6,689
7.500% due 05/11/2038 (a)		5,000	7

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$21,200	$24,478

Merrill Lynch & Co., Inc.
1.179% due 08/09/2013	EUR	5,000	6,497
1.226% due 03/22/2011		5,500	7,461
1.628% due 09/27/2012		7,200	9,505
5.450% due 02/05/2013		$12,255	13,170
6.050% due 08/15/2012		3,000	3,221

Metropolitan Life Global Funding I
0.927% due 07/13/2011		10,600	10,620
1.417% due 09/17/2012		73,000	74,381

Morgan Stanley
0.780% due 01/09/2012		1,800	1,790
0.830% due 01/09/2014		3,100	2,932
1.188% due 11/29/2013	EUR	1,000	1,296
1.218% due 03/01/2013		35,721	46,374
2.876% due 05/14/2013		$49,900	50,891

National Australia Bank Ltd.
1.011% due 01/08/2013		4,700	4,706
3.750% due 03/02/2015		25,000	26,430
5.350% due 06/12/2013		27,100	29,716

New York Life Global Funding
0.999% due 12/20/2013	EUR	2,950	3,916
4.650% due 05/09/2013		$200	217

Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,944

Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,294

Pricoa Global Funding I
0.489% due 09/27/2013		3,400	3,343
0.575% due 01/30/2012		5,100	5,066

Prudential Financial, Inc.
3.000% due 06/10/2013		36,200	35,990

Royal Bank of Scotland Group PLC
0.806% due 10/14/2016		1,000	854
2.625% due 05/11/2012		16,700	17,158
2.759% due 08/23/2013		23,000	23,484
3.000% due 12/09/2011		16,800	17,252

Royal Bank Of Scotland NV
0.992% due 03/09/2015		1,000	861

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		31,100	30,681

SLM Corp.
0.492% due 03/15/2011		5,000	4,960
0.728% due 10/25/2011		2,175	2,076
1.580% due 10/01/2014		500	380
1.580% due 11/01/2016		700	477
3.125% due 09/17/2012	EUR	300	388
5.000% due 10/01/2013		$5,000	4,904
5.050% due 11/14/2014		3,100	2,956
5.375% due 05/15/2014		1,000	974

Svenska Handelsbanken AB
1.292% due 09/14/2012		25,000	25,111

Vita Capital III Ltd.
1.633% due 01/01/2011		300	299
1.653% due 01/01/2012		8,000	7,932

Wells Fargo & Co.
7.980% due 03/29/2049		11,800	12,478

Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	15,116

Westpac Banking Corp.
2.700% due 12/09/2014		12,400	12,885

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		20,000	20,000

			1,530,793

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.8%

Black & Decker Corp.
5.750% due 11/15/2016	$5,000	$5,795

Boston Scientific Corp.
6.000% due 06/15/2011	5,000	5,142

Con-way, Inc.
7.250% due 01/15/2018	10,000	11,141

DISH DBS Corp.
6.375% due 10/01/2011	6,000	6,225
7.000% due 10/01/2013	5,000	5,331

DR Horton, Inc.
5.625% due 01/15/2016	5,000	5,012
6.500% due 04/15/2016	4,000	4,080

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,500	1,545

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013	4,600	5,037
8.146% due 04/11/2018	7,000	8,225

Harvest Operations Corp.
6.875% due 10/01/2017 (b)	3,900	4,007

Lennar Corp.
5.500% due 09/01/2014	1,200	1,158
5.600% due 05/31/2015	3,000	2,843

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	2,130

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,571
7.450% due 07/15/2017	2,000	2,245

Masco Corp.
5.875% due 07/15/2012	2,145	2,227

MGM Resorts International
9.000% due 03/15/2020	1,800	1,904

New York Times Co.
5.000% due 03/15/2015	1,000	985

Noble Group Ltd.
4.875% due 08/05/2015	11,500	11,923
6.625% due 03/17/2015	800	829

Petroleos Mexicanos
5.500% due 01/21/2021	13,300	14,231

Rexam PLC
6.750% due 06/01/2013	12,800	13,893

Seagate Technology HDD Holdings
6.375% due 10/01/2011	4,000	4,140

Southwest Airlines Co.
5.125% due 03/01/2017	3,000	3,156

Standard Pacific Corp.
7.000% due 08/15/2015	2,000	1,925

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,949

Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	4,099

WM Wrigley Jr. Co.
1.664% due 06/28/2011	18,000	18,012

		152,760

UTILITIES 0.3%

BP Capital Markets PLC
0.422% due 04/11/2011	2,800	2,792
2.750% due 02/27/2012	1,700	1,713
3.625% due 05/08/2014	350	362
4.750% due 03/10/2019	1,410	1,477

British Telecommunications PLC
9.375% due 12/15/2010	20,200	20,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consolidated Natural Gas Co.
5.000% due 03/01/2014	$5,000	$5,513

EI Paso Performance-Linked Trust
7.750% due 07/15/2011	3,600	3,745

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,000	2,045

Sprint Capital Corp.
7.625% due 01/30/2011	8,685	8,848

Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,500	2,550

		49,565

Total Corporate Bonds & Notes (Cost $1,688,644)		1,733,118

CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Boston Properties LP
2.875% due 02/15/2037	2,100	2,132

National City Corp.
4.000% due 02/01/2011	550	555

U.S. Bancorp
0.000% due 12/11/2035	1,100	1,098

		3,785

INDUSTRIALS 0.1%

Amgen, Inc.
0.125% due 02/01/2011	16,550	16,571

Host Hotels & Resorts LP
2.625% due 04/15/2027	4,000	3,920

Medtronic, Inc.
1.500% due 04/15/2011	3,600	3,622

		24,113

Total Convertible Bonds & Notes (Cost $27,695)		27,898

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	210

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	479
5.750% due 06/01/2047	1,900	1,440

Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	4,000	4,341

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	6,300	6,843

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	5,490

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	15,000	16,409

		35,212

NEW JERSEY 0.0%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,350	2,773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.1%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	$2,100	$1,697
5.875% due 06/01/2047	16,000	11,728
6.000% due 06/01/2042	300	228

		13,653

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,829

RHODE ISLAND 0.0%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,196

TEXAS 0.0%

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,493

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,450	8,117

Total Municipal Bonds & Notes (Cost $70,204)		66,273

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
0.386% due 03/25/2036	1,148	1,066
0.701% due 02/25/2037	25,560	25,526
1.586% due 07/01/2044 - 10/01/2044	2,915	2,900
2.263% due 04/01/2033	712	745
2.789% due 05/01/2035	443	465
3.116% due 04/01/2035	254	266
5.460% due 05/01/2036	209	220
5.950% due 02/25/2044	3,306	3,602

Freddie Mac
0.487% due 02/15/2019	20,302	20,295
0.527% due 01/15/2037	176	176
0.607% due 12/15/2030	15	15
0.657% due 11/15/2016 - 03/15/2017	783	784
2.631% due 01/01/2034	17	17
2.712% due 01/01/2034	512	534
2.828% due 06/01/2033	519	545
3.345% due 01/01/2034	872	915
5.000% due 01/15/2018 - 08/15/2020	4,640	4,916
5.250% due 08/15/2011	651	662

Ginnie Mae
2.750% due 12/20/2035	1,457	1,500
3.625% due 07/20/2035	62	64

Small Business Administration
5.902% due 02/10/2018	4,611	5,182

Total U.S. Government Agencies (Cost $68,726)		70,395

U.S. TREASURY OBLIGATIONS 94.7%

Treasury Inflation Protected Securities (d)
0.625% due 04/15/2013	246,821	253,686
1.250% due 04/15/2014	552,459	581,808
1.250% due 07/15/2020 (f)(g)(i)	1,222,714	1,285,092
1.375% due 07/15/2018	99,052	106,179

76	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 01/15/2020		$583,634	$621,434
1.625% due 01/15/2015 (g)(j)		963,883	1,031,129
1.625% due 01/15/2018		535,550	582,034
1.750% due 01/15/2028		2,758	2,924
1.875% due 07/15/2013 (g)(i)		1,334,902	1,419,897
1.875% due 07/15/2015 (j)		1,032,909	1,124,175
1.875% due 07/15/2019		353,480	392,529
1.875% due 07/15/2019 (i)		306,359	340,202
2.000% due 04/15/2012		332,241	344,051
2.000% due 01/15/2014 (f)(g)(i)		1,267,932	1,361,244
2.000% due 07/15/2014 (f)(g)(j)		1,588,239	1,719,641
2.000% due 07/15/2014 (j)		391,268	423,639
2.000% due 01/15/2016		813,779	893,186
2.000% due 01/15/2026		4,174	4,591
2.125% due 01/15/2019		558,887	630,320
2.125% due 02/15/2040		15,130	16,899
2.375% due 04/15/2011		128,947	130,610
2.375% due 01/15/2017		506,656	571,967
2.375% due 01/15/2025		23,594	27,129
2.375% due 01/15/2027		1,297	1,497
2.500% due 07/15/2016		971	1,102
2.500% due 07/15/2016 (f)(g)(i)(j)		1,320,440	1,497,669
2.500% due 01/15/2029		10,662	12,581
2.625% due 07/15/2017 (f)(g)		976,751	1,128,072
3.000% due 07/15/2012		410,119	435,847
3.375% due 01/15/2012		123,208	129,099
3.500% due 01/15/2011		62,630	63,217
3.625% due 04/15/2028		4,044	5,409
3.875% due 04/15/2029		4,244	5,900

U.S. Treasury Notes
0.375% due 08/31/2012 (g)(j)		7,258	7,253
0.375% due 08/31/2012 (i)		243,092	242,931
0.625% due 06/30/2012		45,500	45,692
2.750% due 05/31/2017		36,500	38,627
3.625% due 08/15/2019		110,400	121,440

Total U.S. Treasury Obligations (Cost $17,194,343)			17,600,702

MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		3,685	2,770

American Home Mortgage Assets
0.446% due 05/25/2046		456	246
1.290% due 11/25/2046		10,635	5,135

Arkle Master Issuer PLC
1.519% due 05/17/2060		49,900	49,765

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	8,800	11,980

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$10,140	10,634
5.837% due 06/10/2049		7,100	7,341
5.889% due 07/10/2044		600	640
5.928% due 05/10/2045		9,700	10,654
5.934% due 02/10/2051		7,100	7,649

Banc of America Funding Corp.
0.547% due 05/20/2035		525	298
5.939% due 01/20/2047		994	736

Banc of America Large Loan, Inc.
0.767% due 08/15/2029		337	310

Banc of America Mortgage Securities, Inc.
2.942% due 07/25/2035		3,926	3,537
3.043% due 03/25/2035		1,545	1,364

BCAP LLC Trust
0.426% due 01/25/2037		3,756	2,133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		$3,967	$3,810
2.560% due 08/25/2035		7,707	7,311
2.760% due 03/25/2035		16,153	15,433
2.764% due 05/25/2033		138	138
2.934% due 03/25/2035		4,325	4,156
3.458% due 01/25/2035		5,111	4,951
5.699% due 02/25/2036		1,220	880

Bear Stearns Alt-A Trust
0.416% due 02/25/2034		1,993	1,538
0.476% due 12/25/2046 (a)		97	3
2.754% due 09/25/2034		1,106	888
2.984% due 09/25/2035		1,016	772

Chase Mortgage Finance Corp.
5.420% due 03/25/2037		5,612	4,661

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049		914	980

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,114	1,053
2.510% due 08/25/2035		5,756	5,426
2.560% due 08/25/2035		6,523	6,091
2.650% due 10/25/2035		3,815	3,233
2.650% due 12/25/2035		1,380	1,254
2.888% due 12/25/2035		996	609
4.576% due 03/25/2036		688	557

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		3,600	3,897

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		1,212	923

Commercial Mortgage Pass-Through Certificates
6.009% due 12/10/2049		3,680	4,012

Countrywide Alternative Loan Trust
0.436% due 05/25/2047		4,889	2,716
0.437% due 02/20/2047		11,790	6,661
0.452% due 12/20/2046		969	481
0.536% due 12/25/2035		666	466
1.370% due 12/25/2035		1,971	1,222
5.715% due 11/25/2035		1,248	781
5.750% due 03/25/2037		1,100	753

Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035		198	126
0.596% due 06/25/2035		4,689	4,003
5.103% due 10/20/2035		1,243	938
5.500% due 11/25/2035		1,291	1,213
5.500% due 04/25/2038		3,481	3,260
5.890% due 09/25/2047		2,854	2,166

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		1,677	1,554
0.357% due 10/15/2021		942	896

Deutsche ALT-A Securities, Inc.
0.356% due 10/25/2036		460	186
5.500% due 12/25/2035		1,500	1,099

Eurosail PLC
1.596% due 10/17/2040	EUR	9,101	11,096

First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		$498	511
5.000% due 03/25/2035		1,126	1,136

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056		1,235	1,214
0.445% due 11/20/2056		3,800	3,710

Granite Master Issuer PLC
0.297% due 12/20/2054		12,013	11,220
0.307% due 12/20/2054		7,023	6,559
0.347% due 12/20/2054		3,096	2,892

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		1,597	1,458

Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021		1,700	1,550

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	$2,379	$2,538

GSR Mortgage Loan Trust
2.923% due 09/25/2035	15,350	14,722
5.318% due 11/25/2035	991	840

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	13,794	8,250
0.477% due 05/19/2035	1,882	1,181
0.507% due 01/19/2036	4,316	2,677
5.653% due 08/19/2036	2,363	1,978

Homebanc Mortgage Trust
0.436% due 12/25/2036	1,311	956
5.805% due 04/25/2037	1,116	961

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	5,636	2,657

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	9,690	5,593
5.090% due 09/25/2035	1,108	879
5.274% due 06/25/2035	1,081	822

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	9,790	10,442
5.440% due 06/12/2047	730	766
5.794% due 02/12/2051	9,500	10,237

JPMorgan Mortgage Trust
2.868% due 07/25/2034	703	655

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	3,957
5.430% due 02/15/2040	2,525	2,646
5.661% due 03/15/2039	9,810	10,634
5.866% due 09/15/2045	2,000	2,119

Luminent Mortgage Trust
0.426% due 12/25/2036	7,343	4,658
0.456% due 10/25/2046	2,587	1,667

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037	1,123	578

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	1,662	750
5.334% due 06/25/2037	1,402	725

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,200	2,309

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	1,469	1,146
2.999% due 05/25/2034	838	777
5.430% due 12/25/2035	903	836

Merrill Lynch Mortgage Trust
5.838% due 05/12/2039	10,170	11,113

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	6,055	4,577

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	6,252	5,716

Morgan Stanley Capital I
5.447% due 02/12/2044	3,470	3,626
6.075% due 06/11/2049	11,235	12,037

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	5,200	5,697

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	588	524

Residential Accredit Loans, Inc.
0.556% due 08/25/2035	2,667	1,705
3.359% due 08/25/2035	790	319
5.714% due 02/25/2036 (a)	1,012	529

Residential Asset Securitization Trust
0.706% due 12/25/2036	1,872	742
5.000% due 08/25/2019	978	973
6.250% due 10/25/2036	2,573	1,545

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	$3,894	$2,875

Securitized Asset Sales, Inc.
2.782% due 11/26/2023	78	76

Sequoia Mortgage Trust
2.536% due 01/20/2047	2,415	1,973

Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,077	770

Structured Asset Mortgage Investments, Inc.
0.446% due 06/25/2036	991	582
0.476% due 05/25/2046	5,828	3,126

Structured Asset Securities Corp.
0.306% due 05/25/2036	74	73
2.841% due 10/25/2035	2,383	1,919

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	815	793
0.376% due 10/25/2046	12,367	12,270

Vornado DP LLC
4.004% due 09/13/2028	9,000	9,274

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	29,041	26,978

WaMu Mortgage Pass-Through Certificates
0.516% due 11/25/2045	4,282	3,512
1.110% due 01/25/2047	7,268	4,294
1.130% due 04/25/2047	10,645	6,862
1.180% due 12/25/2046	2,961	2,016
1.350% due 06/25/2046	480	354
1.370% due 08/25/2046	1,743	1,098
1.570% due 11/25/2042	489	426
2.723% due 04/25/2035	3,200	2,719
2.771% due 09/25/2035	3,800	3,258
3.253% due 05/25/2046	335	225
3.253% due 07/25/2046	17,705	12,465
3.253% due 11/25/2046	2,362	1,652
5.424% due 12/25/2036	10,450	7,843
5.746% due 02/25/2037	10,043	7,410
5.868% due 09/25/2036	5,079	4,087

Wells Fargo Mortgage-Backed Securities Trust
2.896% due 01/25/2035	1,532	1,398
2.911% due 09/25/2034	3,136	3,197
2.934% due 04/25/2036	2,780	2,653
4.576% due 03/25/2036	1,124	997
4.917% due 03/25/2036	508	458
5.221% due 04/25/2036	1,500	1,261

Total Mortgage-Backed Securities (Cost $519,470)		534,588

ASSET-BACKED SECURITIES 0.7%

Aames Mortgage Investment Trust
0.406% due 08/25/2035	72	71

ACE Securities Corp.
0.316% due 10/25/2036	60	22

Ally Auto Receivables Trust
1.320% due 03/15/2012	1,417	1,421

Ameriquest Mortgage Securities, Inc.
0.456% due 08/25/2035	924	884

AMMC CDO
0.542% due 05/03/2018	3,400	3,233

ARES CLO Funds
0.520% due 03/12/2018	20,677	19,682

Asset-Backed Funding Certificates
0.606% due 06/25/2034	8,608	6,691

Babson CLO Ltd.
0.661% due 11/10/2019	8,511	7,877

Bank of America Auto Trust
1.160% due 02/15/2012	6,059	6,064

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036		$202	$193
0.336% due 10/25/2036		312	291
0.586% due 01/25/2036		129	128
0.776% due 07/25/2035		1,573	1,512
1.256% due 10/25/2037		4,026	3,128

Chase Issuance Trust
0.297% due 04/15/2013		1,000	1,000

Citigroup Mortgage Loan Trust, Inc.
0.336% due 01/25/2037		244	195

Clearwater Funding CBO
1.133% due 07/15/2013		509	492

Countrywide Asset-Backed Certificates
0.366% due 10/25/2046		476	470
0.656% due 07/25/2035		1,876	1,871

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	8,000	9,724

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		$2,484	2,456

Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	7,700	7,483
2.296% due 07/15/2014		13,600	13,245

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$5,157	5,180

Fremont Home Loan Trust
0.316% due 01/25/2037		239	217

GSAA Trust
0.556% due 03/25/2037		1,801	974

GSAMP Trust
0.326% due 10/25/2036		26	24

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		383	288

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	13,917	19,028

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037		$301	298

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		374	373

Morgan Stanley Home Equity Loan Trust
0.726% due 12/25/2034		1,400	1,295

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036		26	26

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037		1,647	817

Nationstar Home Equity Loan Trust
0.376% due 04/25/2037		303	295

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		6,300	5,875

Park Place Securities, Inc.
0.516% due 09/25/2035		401	365

Premium Loan Trust Ltd.
0.878% due 10/25/2014		1,174	1,127

SLM Student Loan Trust
0.898% due 10/27/2014		102	102

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		772	363

Structured Asset Investment Loan Trust
0.306% due 07/25/2036		62	62

Structured Asset Securities Corp.
0.306% due 10/25/2036		788	784

Total Asset-Backed Securities (Cost $127,555)			125,626

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.7%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	102,000	$108,952
4.000% due 08/20/2015		64,500	105,172
4.000% due 08/20/2020		51,100	81,811

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	55,023	31,929

Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	144,500	141,799

Export-Import Bank of Korea
0.754% due 10/04/2011		$15,200	15,217

New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	5,800	5,823

Total Sovereign Issues (Cost $460,923)			490,703

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049		8,200	8,249

Total Convertible Preferred Securities (Cost $8,200)			8,249

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup Capital XIII
7.875% due 10/30/2040 (b)		80,000	2,000

Total Preferred Securities (Cost $2,000)			2,000

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.8%

CERTIFICATES OF DEPOSIT 0.2%

Barclays Bank PLC
1.639% due 12/16/2011		$42,600	42,610

COMMERCIAL PAPER 0.8%

Fannie Mae
0.257% due 10/25/2010		10,700	10,698
0.281% due 10/13/2010		17,000	16,999

Federal Home Loan Bank
0.100% due 10/04/2010		5,000	5,000
0.102% due 10/06/2010		31,250	31,249
0.141% due 10/08/2010		20,610	20,610
0.192% due 10/22/2010		52,800	52,796

Freddie Mac
0.250% due 10/13/2010		8,000	7,999

			145,351

REPURCHASE AGREEMENTS 11.7%

Banc of America Securities LLC
0.180% due 10/01/2010		319,500	319,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $328,570. Repurchase proceeds are $319,502.)

Goldman Sachs & Co.
0.280% due 10/01/2010		271,300	271,300
(Dated 09/30/2010. Collateralized by Fannie Mae 5.500% due 12/01/2035 valued at $281,198. Repurchase proceeds are $271,302.)

78	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenwich Capital Markets, Inc.
0.180% due 10/01/2010	$319,500	$319,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 4.625% due 02/15/2017 valued at $325,929. Repurchase proceeds are $319,502.)

JPMorgan Chase Bank N.A.
0.200% due 10/13/2010	66,500	66,500
(Dated 09/27/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2021 valued at $206 and U.S. Treasury Notes 1.375% due 04/15/2012 valued at $67,752. Repurchase proceeds are $66,500.)

0.260% due 10/01/2010	592,500	592,500

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $47,952 and U.S. Treasury Notes 1.000% - 4.875% due 04/30/2011 - 05/15/2020 valued at $557,850. Repurchase proceeds are $592,504.

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.200% due 10/01/2010	$503,900	$503,900

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $130,841. and U.S. Treasury Notes 3.375% - 3.625% due 11/15/2019 - 02/15/2020 valued at $386,532. Repurchase proceeds are $503,903.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	7,268	7,268
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 04/30/2012 - 05/15/2013 valued at $7,418. Repurchase proceeds are $7,268.)

TD Securities (USA) LLC
0.200% due 10/01/2010	95,800	95,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.125% - 4.250% due 09/30/2013 - 11/15/2013 valued at $97,869. Repurchase proceeds are $95,801.)

		2,176,268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.1%
0.152% due 10/07/2010 - 01/06/2011 (c)(g)(h)	$579,836	$579,731

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	17,828	179

Total Short-Term Instruments (Cost $2,944,096)		2,944,139

PURCHASED OPTIONS (l) 0.0%
(Cost $9,880)		5,825
Total Investments 127.1% (Cost $23,132,147)
		$23,619,897

Written Options (m) (0.4%) (Premiums $58,900)		(81,375)

Other Assets and Liabilities (Net) (26.7%)		(4,951,146)

Net Assets 100.0%		$18,587,376

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $5,262 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $71,272 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $4,914 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $1,405,325 at a weighted average interest rate of 0.218%. On September 30, 2010, securities valued at $895,088 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $10,639 and cash of $3 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	245	$(33)
90-Day Eurodollar December Futures	Long	12/2010	2,727	1,871
90-Day Eurodollar March Futures	Long	03/2011	3,225	2,199
90-Day Eurodollar March Futures	Long	03/2012	1,268	526
Euro-Mill Wheat November Futures	Long	11/2010	403	1,770
Euro-Rapeseed November Futures	Long	11/2010	117	314
Robusta Coffee November Futures	Long	11/2010	207	(137)
Soybean Meal December Futures	Long	12/2010	240	1,171
Wheat December Futures	Long	12/2010	1,525	1,311
Wheat December Futures	Short	12/2010	1,525	1,587
White Sugar December Futures	Long	11/2010	132	748
Yen-Corn July Futures	Long	07/2011	414	643

				$11,970

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.364%	$	5,000	$(197)	$0	$(197)
Consolidated Natural Gas Co.	UBS	(0.590%	)	03/20/2014	0.381%		1,000	(7)	0	(7)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		10,000	550	0	550

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.217%	$	1,000	$(24)	$0	$(24)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.457%		5,000	(189)	0	(189)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.217%		2,000	(50)	0	(50)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		5,000	438	261	177
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.840%		4,000	368	215	153
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		4,000	49	85	(36)
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	4.325%		8,000	637	0	637
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	4.141%		1,700	(42)	(55)	13
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	4.325%		1,700	132	0	132
International Lease Finance Corp.	GSC	(5.000%	)	03/20/2012	3.058%		5,000	(147)	(137)	(10)
Lennar Corp.	BNP	(5.000%	)	06/20/2015	4.122%		3,000	(113)	(92)	(21)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	3.815%		1,200	(53)	(40)	(13)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.302%		2,000	(100)	0	(100)
Macy's Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	2.004%		2,000	(14)	0	(14)
Macy's Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.949%		1,500	(24)	0	(24)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.846%		2,145	35	49	(14)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		1,000	60	58	2
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.360%		1,500	(9)	0	(9)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.360%		1,500	(22)	0	(22)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		800	(9)	0	(9)
Rexam PLC	CITI	(1.450%	)	06/20/2013	1.035%		12,000	(139)	0	(139)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		1,000	(19)	(2)	(17)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	12/20/2016	2.699%		800	75	65	10
Southwest Airlines Co.	DUB	(1.000%	)	03/20/2017	1.505%		3,000	88	150	(62)
Standard Pacific Corp.	BNP	(5.000%	)	09/20/2015	5.141%		2,000	9	27	(18)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.295%		3,500	26	0	26
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		3,500	6	0	6

								$1,315	$584	$731

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%		09/20/2011	0.641%	$	200	$1	$(14)	$15
BP Capital Markets PLC	CITI	5.000%		06/20/2015	1.604%		250	38	5	33
BP Capital Markets PLC	DUB	5.000%		09/20/2011	0.641%		2,000	88	(52)	140
BP Capital Markets PLC	GSC	5.000%		09/20/2015	1.650%		900	141	15	126
BP Capital Markets PLC	JPM	5.000%		09/20/2011	0.641%		300	13	(8)	21
Brazil Government International Bond	BCLY	1.000%		06/20/2015	1.099%		16,300	(69)	(174)	105
Brazil Government International Bond	DUB	1.000%		06/20/2020	1.408%		7,300	(247)	(213)	(34)
Brazil Government International Bond	HSBC	1.000%		06/20/2015	1.099%		30,100	(127)	(329)	202
Brazil Government International Bond	HSBC	1.000%		06/20/2020	1.408%		11,600	(392)	(339)	(53)
Brazil Government International Bond	JPM	1.000%		06/20/2015	1.099%		7,000	(29)	(80)	51
Brazil Government International Bond	RBS	1.000%		06/20/2015	1.099%		19,600	(83)	(263)	180
France Government Bond	BOA	0.250%		06/20/2015	0.761%		36,300	(844)	(700)	(144)
France Government Bond	BOA	0.250%		12/20/2015	0.796%		22,900	(624)	(626)	2
France Government Bond	CITI	0.250%		06/20/2015	0.761%		12,400	(288)	(262)	(26)
France Government Bond	JPM	0.250%		06/20/2015	0.761%		12,600	(293)	(445)	152
General Electric Capital Corp.	BOA	1.000%		03/20/2011	1.112%		28,400	(6)	(184)	178
General Electric Capital Corp.	CITI	1.120%		12/20/2010	1.136%		2,000	1	0	1
General Electric Capital Corp.	DUB	1.000%		03/20/2011	1.112%		5,000	(1)	(41)	40
General Electric Capital Corp.	JPM	1.000%		03/20/2011	1.112%		48,500	(11)	(315)	304
General Electric Capital Corp.	MSC	1.000%		03/20/2011	1.112%		8,600	(2)	(71)	69
ING Verzekeringen NV	DUB	1.400%		06/20/2011	1.656%	EUR	35,600	(69)	0	(69)
MetLife, Inc.	BOA	1.000%		09/20/2013	1.752%	$	1,300	(28)	(63)	35
MetLife, Inc.	SOG	1.000%		09/20/2013	1.752%		11,500	(246)	(538)	292
Petrobras International Finance Co.	DUB	1.000%		09/20/2012	1.240%		5,200	(23)	(65)	42
Petrobras International Finance Co.	MSC	1.000%		09/20/2012	1.240%		1,000	(4)	(6)	2
Petrobras International Finance Co.	MSC	1.000%		12/20/2012	1.264%		1,000	(6)	(6)	0
Prudential Financial, Inc.	UBS	1.000%		09/20/2011	1.039%		2,000	0	(12)	12
Republic of Italy Government Bond	CITI	1.000%		06/20/2011	1.581%		2,800	(11)	(35)	24
Republic of Italy Government Bond	DUB	1.000%		06/20/2015	1.937%		5,100	(206)	(122)	(84)
Republic of Italy Government Bond	RBS	1.000%		06/20/2015	1.937%		7,600	(308)	(182)	(126)
United Kingdom Gilt	BOA	1.000%		06/20/2015	0.610%		4,200	77	51	26
United Kingdom Gilt	CSFB	1.000%		06/20/2015	0.610%		19,500	354	227	127
United Kingdom Gilt	DUB	1.000%		06/20/2015	0.610%		15,000	273	116	157
United Kingdom Gilt	JPM	1.000%		06/20/2015	0.610%		20,200	367	227	140
United Kingdom Gilt	SOG	1.000%		06/20/2015	0.610%		22,000	400	212	188

								$(2,164)	$(4,292)	$2,128

80	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	$	69,800	$(205)	$(248)	$43

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	32,700	$1,467	$(77)	$1,544
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	224	0	224
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	889	0	889
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	1,218	0	1,218
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		33,700	1,752	0	1,752
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	441	0	441
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		67,500	2,505	0	2,505
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	33,000	84	0	84
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		10,500	25	0	25
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(894)	(336)	(558)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(1,705)	(49)	(1,656)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		38,200	250	79	171
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		48,300	315	98	217
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,900	659	241	418
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		74,000	(89)	(2)	(87)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		72,000	(62)	(76)	14
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		130,300	1,206	263	943
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		197,800	3,196	1,594	1,602
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		165,200	787	(159)	946
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		600	10	5	5
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		126,900	2,164	1,015	1,149
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	810	92	718
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	1,165	70	1,095
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	4,641	462	4,179
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		77,800	436	(367)	803
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		266,800	1,613	179	1,434
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		121,900	737	169	568
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		95,900	665	0	665
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		45,700	380	(86)	466
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		25,000	241	106	135
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		120,000	1,332	474	858

							$26,462	$3,695	$22,767

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn March Futures	$(515.200)	02/24/2011	MSC	225	$16	$0	$16
Receive	CBOT Denatured Fuel Ethanol April Futures	1.930	03/31/2011	MSC	630	(11)	0	(11)
Pay	LME Copper December Futures	(7,390.000)	12/13/2010	DUB	1	(393)	0	(393)
Pay	LME Copper December Futures	(7,475.000)	12/13/2010	DUB	1	(584)	0	(584)
Receive	LME Copper December Futures	7,372.000	12/19/2011	DUB	0	348	0	348
Receive	LME Copper December Futures	7,451.000	12/19/2011	DUB	1	514	0	514

						$(110)	$0	$(110)

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive (7)	BCC2GO1P Index	13,006	0.230%	$	9,130	10/27/2010	BCLY	$312
Receive (7)	BCC2LP1P Index	14,660	0.240%		9,540	10/27/2010	BCLY	74
Receive	BXCS1461 Index	464,584	3-Month USD-LIBOR plus a specified spread		1,124,890	10/27/2010	BCLY	4,615
Receive	BXCS1469 Index	27,880	3-Month USD-LIBOR plus a specified spread		27,090	10/27/2010	BCLY	215
Receive	DJUBSF3T Index	704,812	3-Month USD-LIBOR plus a specified spread		407,750	10/27/2010	BCLY	1,697
Receive	DJUBSTR Index	370,700	3-Month USD-LIBOR plus a specified spread		104,000	10/27/2010	BCLY	455
Receive	LPP2TR Index	1,043,596	3-Month USD-LIBOR plus a specified spread		378,440	10/27/2010	BCLY	1,539
Receive	CVICSTR3 Index	2,279,850	3-Month USD-LIBOR plus a specified spread		680,210	10/27/2010	CITI	2,975
Receive	DJUBSF3T Index	816,649	3-Month USD-LIBOR plus a specified spread		472,450	10/27/2010	CITI	1,968
Receive (7)	SPGCKWP Index	13,678	0.200%		784	10/27/2010	CITI	(9)
Pay (7)	SPGCWHP Index	28,969	0.000%		715	10/27/2010	CITI	11
Pay (7)	DJUBSHG Index	191,664	0.000%		75,248	10/27/2010	CSFB	(300)
Receive	DJUBSTR Index	5,259,380	3-Month USD-LIBOR plus a specified spread		1,475,520	10/27/2010	CSFB	6,460
Receive (7)	SPGCICP Index	106,258	0.000%		75,195	10/27/2010	CSFB	577
Receive	DJUBSTR Index	1,309,819	3-Month USD-LIBOR plus a specified spread		366,742	10/27/2010	DUB	1,610
Receive	DJUBSF1T Index	79,387	3-Month USD-LIBOR plus a specified spread		39,540	10/27/2010	GSC	162
Receive	DJUBSTR Index	4,456,350	3-Month USD-LIBOR plus a specified spread		1,250,230	10/27/2010	GSC	5,475
Receive	ENHGD84T Index	2,899,384	3-Month USD-LIBOR plus a specified spread		1,017,060	10/27/2010	GSC	4,275
Receive	DJUBSF3T Index	1,250,167	3-Month USD-LIBOR plus a specified spread		723,250	10/27/2010	JPM	3,013
Receive	DJUBSTR Index	5,798,249	3-Month USD-LIBOR plus a specified spread		1,626,700	10/27/2010	JPM	7,122
Receive	DJUBSTR Index	3,533,913	3-Month USD-LIBOR plus a specified spread		991,440	10/27/2010	MLP	4,341
Pay	DJUBHGTR Index	34,048	3-Month USD-LIBOR plus a specified spread		26,850	10/27/2010	MSC	(108)
Receive (7)	DJUBSAL Index	124,467	0.240%		6,720	10/27/2010	MSC	126
Receive (7)	DJUBSLI Index	203,946	0.200%		7,540	10/27/2010	MSC	(23)
Receive (7)	DJUBSNI Index	13,430	0.240%		3,500	10/27/2010	MSC	33
Receive (7)	DJUBSPR Index	86,361	0.180%		16,830	10/27/2010	MSC	36
Receive	DJUBSTR Index	3,423,915	3-Month USD-LIBOR plus a specified spread		960,621	10/27/2010	MSC	4,205
Receive (7)	DJUBSZS Index	37,088	0.240%		3,020	10/27/2010	MSC	(34)
Receive	MOTT3001 Index	5,856,575	3-Month USD-LIBOR plus a specified spread		1,759,680	10/27/2010	MSC	7,698
Receive	MOTT3002 Index	9,097,831	3-Month USD-LIBOR plus a specified spread		2,703,490	10/27/2010	MSC	11,818
Receive	MOTT3007 Index	1,203,218	3-Month USD-LIBOR plus a specified spread		354,150	10/27/2010	MSC	1,743
Receive (7)	SPGCKWP Index	877,147	0.240%		50,272	10/27/2010	MSC	(580)
Pay (7)	SPGCWHP Index	1,946,929	0.000%		48,084	10/27/2010	MSC	755
Receive (7)	SPGSBRP Index	43,701	0.150%		24,300	10/27/2010	MSC	1,133
Receive	DJUBSF3T Index	302,425	3-Month USD-LIBOR plus a specified spread		174,960	10/27/2010	SOG	728
Receive	DJUBSTR Index	1,670,646	3-Month USD-LIBOR plus a specified spread		468,700	10/27/2010	SOG	2,052
Receive	DJUBSTR Index	3,573,656	3-Month USD-LIBOR plus a specified spread		1,002,922	10/27/2010	UBS	4,390

								$80,559

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged, where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and wo in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps
Pay/ Receive Variance (8)	Reference Entity	Strike Price		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$	0.066	12/07/2010	DUB	$	7,120	$198	$0	$198
Pay	London Gold Market Fixing Ltd. PM		0.068	01/12/2011	SOG		7,760	188	0	188
Pay	London Gold Market Fixing Ltd. PM		0.072	01/13/2011	MLP		18,000	496	0	496
Pay	London Gold Market Fixing Ltd. PM		0.066	03/08/2011	GSC		6,500	220	0	220
Pay	London Gold Market Fixing Ltd. PM		0.063	03/14/2011	DUB		14,900	(244)	0	(244)
Pay	London Gold Market Fixing Ltd. PM		0.080	03/28/2011	SOG		17,730	(211)	0	(211)
Pay	London Gold Market Fixing Ltd. PM		0.074	04/12/2011	GSC		10,500	(203)	0	(203)
Pay	London Gold Market Fixing Ltd. PM		0.072	06/08/2011	MSC		37,642	1,373	0	1,373
Pay	London Gold Market Fixing Ltd. PM		0.085	06/20/2011	SOG		11,670	49	0	49
Pay	London Gold Market Fixing Ltd. PM		0.078	07/08/2011	DUB		30,100	1,079	0	1,079
Pay	S&P GSCI Crude Oil Index		0.116	10/15/2010	MLP		5,200	262	0	262
Pay	S&P GSCI Crude Oil Index		0.111	05/17/2011	DUB		63,770	1,724	0	1,724
Pay	S&P GSCI Crude Oil Index		0.114	05/17/2011	DUB		11,120	303	0	303

								$5,234	$0	$5,234

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

82	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(l)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	462	$4,269	$3,217
Call - OTC NYMEX WTI Crude December Futures	109.000	12/31/2011	1,254	5,611	2,608

				$9,880	$5,825

(m) Written options outstanding on September 30, 2010:
Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	462	$4,269	$3,363
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	300.000	12/31/2011	984	5,146	2,686
Call - OTC NYMEX WTI Crude December Futures	300.000	12/31/2011	270	907	631

				$10,322	$6,680

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT Corn December Futures	$500.000	11/26/2010	48	$26	$63
Call - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	483	150	212
Call - OTC DJUBS January Futures	245.000	01/04/2011	37,500,000	1,492	0
Call - OTC DJUBS January Futures	250.000	01/11/2011	19,800,000	756	0
Call - OTC DJUBS October Futures	230.000	10/19/2010	68,000,000	0	0
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	483	119	38
Put - OTC DJUBS January Futures	160.000	01/04/2011	37,500,000	2,034	3,932
Put - OTC DJUBS January Futures	160.000	01/11/2011	19,800,000	1,071	2,067
Put - OTC DJUBS October Futures	150.000	10/19/2010	68,000,000	0	3,885

				$5,648	$10,197

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	197,000	$1,320	$11,539
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		197,000	1,576	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		39,800	350	213
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		13,200	90	4
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		278,600	1,532	16,319
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		278,600	1,602	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		218,100	325	478
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		218,100	778	502
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		137,700	454	8,066
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		137,700	991	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		91,000	237	200
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		91,000	173	209
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		289,200	2,968	1,549
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,200	83	82
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		32,600	148	1,910
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		32,600	155	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		156,500	517	688
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		156,500	736	206
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		183,600	2,080	984
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		51,500	351	339
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		18,500	128	5
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		111,000	1,241	595
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		139,500	460	613
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		139,500	642	184
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		163,700	1,515	877
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		136,100	411	598
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		136,100	564	180
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		8,800	58	2
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		47,300	303	316
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		199,800	1,551	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		227,000	2,515	1,216
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		44,000	299	12
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,276,300	10,281	8,532

								$36,434	$56,418

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	17,700	$76	$31
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		17,700	64	19
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	40,000	122	64
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	27,800	75	71
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	40,000	122	54
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	12,100	64	34
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		15,700	83	35
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	6,600	18	3
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		6,600	14	8
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		11,400	21	19
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		11,400	31	14
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	18,600	43	43
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		18,600	72	72
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		7,200	30	18
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		7,200	30	16
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	2,500	3	3
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		2,500	3	1
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	8,800	37	22
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		8,800	30	20
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	2,000	4	6
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	12,900	38	47
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	2,000	11	10
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		14,200	67	51
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	12,900	99	105
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		15,000	108	107
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		6,000	24	16
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		6,000	24	13

							$1,313	$902

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	160,900	$1,359	$2,012
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		325,100	2,907	4,122
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		33,400	431	431
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		36,600	275	402
Floor - OTC CPURNSA Index	RBS	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/28/2015		9,100	211	211

							$5,183	$7,178

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $		Notional Amount in EUR	Premium
Balance at 03/31/2010	250,605,582	$5,873,800	EUR	0	$63,869
Sales	4,982	5,949,000		213,000	49,592
Closing Buys	(5,950)	(4,373,400)		0	(46,266)
Expirations	0	(324,000)		0	(2,420)
Exercised	(1,884)	(961,000)		0	(5,875)

Balance at 09/30/2010	250,602,730	$ 6,164,400	EUR	213,000	$58,900

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,714	10/2010	BCLY	$71	$0	$71
Buy		26,000	10/2010	BOA	1,561	0	1,561
Sell		1,476	10/2010	BOA	0	(124)	(124)
Sell		64,700	10/2010	CSFB	0	(5,037)	(5,037)
Sell		18,106	10/2010	DUB	0	(1,432)	(1,432)
Sell		27,062	10/2010	HSBC	0	(2,048)	(2,048)
Sell		146	10/2010	UBS	0	(9)	(9)
Sell	BRL	43,853	10/2010	BCLY	0	(1,535)	(1,535)
Buy		18,212	10/2010	DUB	552	0	552
Buy		43,331	10/2010	HSBC	1,304	0	1,304
Sell		61,009	10/2010	HSBC	0	(1,608)	(1,608)
Buy		43,319	10/2010	RBS	1,297	0	1,297
Buy		26,958	12/2010	DUB	342	0	342

84	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	61,009	12/2010	HSBC	$1,631	$0	$1,631
Buy		884	12/2010	RBS	16	0	16
Sell	CAD	21,296	11/2010	BNP	35	0	35
Buy		3,697	11/2010	BOA	0	(4)	(4)
Sell		3	11/2010	BOA	0	0	0
Sell		31,792	11/2010	DUB	189	0	189
Sell		91,621	11/2010	RBC	0	(1,352)	(1,352)
Sell		14,964	11/2010	RBS	89	0	89
Buy	CHF	141	11/2010	CITI	4	0	4
Buy	CNY	24,889	11/2010	BCLY	0	(16)	(16)
Buy		40,352	11/2010	CITI	0	(30)	(30)
Buy		104,097	11/2010	DUB	0	(96)	(96)
Buy		41,012	11/2010	MSC	0	(46)	(46)
Buy		18,859	01/2011	BOA	1	0	1
Buy		32,468	01/2011	DUB	44	0	44
Buy		46,860	01/2011	JPM	38	0	38
Buy		33,664	01/2011	MSC	2	0	2
Sell	EUR	168,871	10/2010	DUB	0	(13,826)	(13,826)
Buy		4,000	11/2010	BNP	150	0	150
Sell		3,154	11/2010	BNP	0	(49)	(49)
Buy		18,479	11/2010	DUB	1,517	0	1,517
Buy		169	11/2010	RBS	0	0	0
Sell		471	11/2010	RBS	0	(42)	(42)
Sell		7,110	11/2010	UBS	0	(110)	(110)
Sell		15,477	01/2011	GSC	0	(485)	(485)
Sell	GBP	21,457	12/2010	CITI	0	(375)	(375)
Sell		4,607	12/2010	GSC	0	(61)	(61)
Sell		10,407	12/2010	UBS	0	(155)	(155)
Buy	INR	581,500	11/2010	MSC	351	0	351
Buy		90,753	03/2011	BOA	43	0	43
Buy		659,880	03/2011	CITI	219	0	219
Buy		653,139	03/2011	DUB	223	0	223
Buy		634,686	03/2011	JPM	311	0	311
Sell	JPY	8,681,686	11/2010	MSC	0	(865)	(865)
Buy	KRW	34,400,262	11/2010	BCLY	1,488	0	1,488
Buy		9,089,823	11/2010	BOA	256	0	256
Buy		57,448,013	11/2010	CITI	1,635	0	1,635
Buy		5,964,138	11/2010	DUB	92	0	92
Sell		231,560	11/2010	DUB	0	(2)	(2)
Buy		3,120,180	11/2010	GSC	72	0	72
Buy		24,374,576	11/2010	JPM	166	(43)	123
Buy		16,979,064	11/2010	MSC	253	0	253
Buy		11,322,440	11/2010	RBS	616	0	616
Sell		21,992,350	11/2010	RBS	43	0	43
Buy		9,869,643	01/2011	CITI	7	0	7
Buy		9,674,772	01/2011	DUB	7	0	7
Buy	MYR	1,059	10/2010	BCLY	33	0	33
Buy		171	10/2010	BOA	6	0	6
Buy		522	10/2010	CITI	17	0	17
Buy		55	10/2010	DUB	2	0	2
Sell		1,807	10/2010	DUB	0	(25)	(25)
Sell	PHP	1,688	11/2010	BCLY	0	(2)	(2)
Buy		140,992	11/2010	CITI	0	(1)	(1)
Sell		1,667	11/2010	CITI	0	(2)	(2)
Buy		546,344	11/2010	DUB	0	(4)	(4)
Buy		3,355	11/2010	UBS	2	0	2

					$14,685	$(29,384)	$(14,699)

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$10,381	$0	$10,381
Corporate Bonds & Notes
Banking & Finance	0	1,530,793	0	1,530,793
Industrials	0	152,760	0	152,760
Utilities	0	49,565	0	49,565
Convertible Bonds & Notes
Banking & Finance	0	3,785	0	3,785
Industrials	0	24,113	0	24,113
Municipal Bonds & Notes
California	0	35,212	0	35,212
New Jersey	0	2,773	0	2,773
Ohio	0	13,653	0	13,653
Puerto Rico	0	2,829	0	2,829
Rhode Island	0	1,196	0	1,196
Texas	0	2,493	0	2,493
West Virginia	0	8,117	0	8,117
U.S. Government Agencies	0	70,395	0	70,395
U.S. Treasury Obligations	0	17,600,702	0	17,600,702
Mortgage-Backed Securities	0	522,607	11,981	534,588
Asset-Backed Securities	0	66,612	59,014	125,626
Sovereign Issues	0	490,703	0	490,703
Convertible Preferred Securities
Banking & Finance	8,249	0	0	8,249
Preferred Securities
Banking & Finance	2,000	0	0	2,000
Short-Term Instruments
Certificates of Deposit	0	42,610	0	42,610

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Commercial Paper	$0	$145,351	$0	$145,351
Repurchase Agreements	0	2,176,268	0	2,176,268
U.S. Treasury Bills	0	579,731	0	579,731
PIMCO Short-Term Floating NAV Portfolio	179	0	0	179
Purchased Options
Other Contracts	0	0	5,825	5,825
Investments, at value	$10,428	$23,532,649	$76,820	$23,619,897

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,413	0	4,413
Foreign Exchange Contracts	0	14,685	0	14,685
Interest Rate Contracts	5,553	25,068	0	30,621
Other Contracts	6,587	88,383	0	94,970
	$12,140	$132,549	$0	$144,689

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,627)	(787)	(2,414)
Foreign Exchange Contracts	0	(29,384)	0	(29,384)
Interest Rate Contracts	(244)	(58,969)	(6,967)	(66,180)
Other Contracts	(199)	(12,584)	(6,680)	(19,463)
	$(443)	$(102,564)	$(14,434)	$(117,441)

Totals	$22,125	$23,562,634	$62,386	$23,647,145

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$0	$11,785	$0	$0	$0	$196	$0	$0	$11,981	$196
Asset-Backed Securities	42,322	39,400	(3,573)	53	(150)	(10)	0	(19,028)	59,014	(10)
Purchased Options
Other Contracts	4,195	5,611	0	0	0	(3,981)	0	0	5,825	(3,981)

Investments, at value	$46,517	$56,796	$(3,573)	$53	$(150)	$(3,795)	$0	$(19,028)	$76,820	$(3,795)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(1,198)	0	0	411	0	0	(787)	411
Interest Rate Contracts	(1,579)	0	(3,338)	0	0	(2,050)	0	0	(6,967)	5,643
Other Contracts	(21,521)	0	(6,053)	0	0	11,009	0	9,885	(6,680)	(2,049)

	$(23,100)	$0	$(10,589)	$0	$0	$9,370	$0	$9,885	$(14,434)	$4,005

Totals	$23,417	$56,796	$(14,162)	$53	$(150)	$5,575	$0	$(9,143)	$62,386	$210

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period

86	PIMCO Funds	Inflation-Protected Funds	See Accompanying Notes

September 30, 2010 (Unaudited)

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$5,825	$5,825
Variation margin receivable (2)	40	0	0	0	0	40
Unrealized appreciation on foreign currency contracts	0	14,685	0	0	0	14,685
Unrealized appreciation on swap agreements	25,068	0	4,413	0	88,383	117,864

	$25,108	$14,685	$4,413	$0	$94,208	$138,414

Liabilities:
Written options outstanding	$63,845	$0	$903	$0	$16,627	$81,375
Variation margin payable (2)	302	0	0	0	145	447
Unrealized depreciation on foreign currency contracts	0	29,384	0	0	0	29,384
Unrealized depreciation on swap agreements	2,302	0	1,511	0	2,699	6,512

	$66,449	$29,384	$2,414	$0	$19,471	$117,718

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(3,408)	$(3,408)
Net realized gain (loss) on futures contracts, written options and swaps	36,685	2,420	(5,189)	0	1,005,851	1,039,767
Net realized gain on foreign currency transactions	0	24,816	0	0	0	24,816

	$36,685	$27,236	$(5,189)	$0	$1,002,443	$1,061,175

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(6)	$(6)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(44,133)	(1,042)	8,911	0	78,904	42,640
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(40,791)	0	0	0	(40,791)

	$(44,133)	$(41,833)	$8,911	$0	$78,898	$1,843

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $11,970 as reported in the Notes to Schedule of Investments

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of nine funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO CommoditiesPLUSTM Short Strategy Fund, PIMCO CommoditiesPLUSTM Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and the PIMCO RealEstateRealReturn Strategy Fund, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO CommoditiesPLUSTM Short Strategy Fund, PIMCO CommoditiesPLUSTM Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and the PIMCO RealEstateRealReturn Strategy Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

The PIMCO Real IncomeTM 2019 Fund and PIMCO Real IncomeTM 2029 Funds’ distribution strategy is designed to provide a monthly distribution adjusted for inflation until each Fund’s final maturity date. Each Fund’s monthly distribution will primarily consist of its net investment income and will likely include principal from the inflation-indexed bonds that have recently matured or proceeds from the sale of securities. A portion of a monthly distribution will likely consist of a return of capital to shareholders. This means that over the life of the Fund you will likely receive a portion of your investment back as part of each monthly distribution. This also means that, the closer a new or subsequent investment is to the maturity date of the Fund, the greater the monthly distribution rate will be for that investment. This is because you will receive a greater portion of that investment back in a monthly distribution due to the shorter time horizon.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of

88	PIMCO Funds	Inflation-Protected Funds

September 30, 2010 (Unaudited)

currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities

Semiannual Report	September 30, 2010	89

Notes to Financial Statements (Cont.)

or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an

90	PIMCO Funds	Inflation-Protected Funds

September 30, 2010 (Unaudited)

investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(i) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized

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and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a

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specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of

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payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of

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certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITIESPLUSTM SHORT STRATEGY FUND

The PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”), a Cayman Islands exempted company, was incorporated on April 14, 2010 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommoditiesPLUSTM Short Strategy Fund (the “CPSS Fund”) in order to effect certain investments for the CPSS Fund consistent with the CPSS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CPSS Fund and the CPSS Subsidiary on May 7, 2010, comprising the entire issued share capital of the CPSS Subsidiary with the intent that the CPSS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CPSS Subsidiary, shares issued by the CPSS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CPSS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CPSS Subsidiary. As of September 30, 2010, net assets of the CPSS Fund were approximately $5 million, of which approximately $428,000, or approximately 9.0%, represented the CPSS Fund’s ownership of all issued shares and voting rights of the CPSS Subsidiary.

8.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITIESPLUSTM STRATEGY FUND

The PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”), a Cayman Islands exempted company, was incorporated on April 14, 2010 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommoditiesPLUSTM Strategy Fund (the “CPS Fund”) in order to effect certain investments for the CPS Fund consistent with the CPS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CPS Fund and the CPS Subsidiary on May 7, 2010, comprising the entire issued share capital of the CPS Subsidiary with the intent that the CPS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CPS Subsidiary, shares issued by the CPS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CPS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CPS Subsidiary. As of September 30, 2010, net assets of the CPS Fund were approximately $472 million, of which approximately $116 million, or approximately 24.5%, represented the CPS Fund’s ownership of all issued shares and voting rights of the CPS Subsidiary.

9. BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of September 30, 2010, net assets of the CRRS Fund were approximately $19 billion, of which approximately $3 billion, or approximately 17.3%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

Semiannual Report	September 30, 2010	95

Notes to Financial Statements (Cont.)

10.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B, C and R Classes	Class D (1)	Class P
PIMCO Real IncomeTM 2019 Fund	0.19%	0.20%	N/A	0.35%	0.60%	0.30%
PIMCO Real IncomeTM 2029 Fund	0.19%	0.20%	N/A	0.35%	0.60%	0.30%
PIMCO Real Return Asset Fund	0.30%	0.25%	N/A	N/A	N/A	N/A
PIMCO Real Return Fund	0.25%	0.20%	0.20%	0.40%	0.60%	0.30%
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	N/A	0.45%	0.65%	0.35%
PIMCO Tax Managed Real Return Fund	0.25%	0.20%	N/A	0.35%	0.60%	0.30%
PIMCO CommoditiesPLUSTM Short Strategy Fund	0.54%	0.25%	N/A	0.50%	0.75%	0.35%
PIMCO CommoditiesPLUSTM Strategy Fund	0.49%	0.25%	N/A	0.50%	0.75%	0.35%
PIMCO CommodityRealReturn Strategy Fund®	0.49%	0.25%	0.25%	0.50%	0.75%	0.35%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(c) Distribution and Servicing Fees Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
All other Funds	0.50%	0.25%
PIMCO RealEstateRealReturn Strategy, PIMCO CommoditiesPLUSTM Short Strategy Fund, PIMCO CommoditiesPLUSTM Strategy and PIMCO CommodityRealReturn Strategy® Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

96	PIMCO Funds	Inflation-Protected Funds

September 30, 2010 (Unaudited)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has contractually agreed to waive a portion of the PIMCO Real IncomeTM 2019 Fund, PIMCO Real IncomeTM 2029 Fund, PIMCO Tax Managed Real Return, PIMCO CommoditiesPLUSTM Short Strategy and PIMCO CommoditiesPLUSTM Strategy Funds’ Supervisory and Administrative Fees through July 31, 2011, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
PIMCO Real IncomeTM 2019 Fund	0.39%	—	0.79%	1.29%	0.79%	0.49%	—
PIMCO Real IncomeTM 2029 Fund	0.39%	—	0.79%	1.29%	0.79%	0.49%	—
PIMCO Tax Managed Real Return Fund	0.45%	—	0.85%	1.35%	0.85%	0.55%	—
PIMCO CommoditiesPLUSTM Short Strategy Fund	0.79%	—	1.29%	2.04%	1.29%	0.89%	—
PIMCO CommoditiesPLUSTM Strategy Fund	0.74%	—	1.24%	1.99%	1.24%	0.84%	1.49%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Real IncomeTM 2019 Fund	$43
PIMCO Real IncomeTM 2029 Fund	41
PIMCO Tax Managed Real Return Fund	42

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses The CPSS Subsidiary has entered into a separate contract with PIMCO for the management of the CPSS Subsidiary’s portfolio pursuant to which the CPSS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the CPSS Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CPSS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CPSS Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver by Manager. For the period ended September 30, 2010, the amount was $435.

The CPS Subsidiary has entered into a separate contract with PIMCO for the management of the CPS Subsidiary’s portfolio pursuant to which the CPS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the CPS Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CPS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CPS Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver by Manager. For the period ended September 30, 2010, the amount was $204,745.

The CRRS Subsidiary has entered into a separate contract with PIMCO for the management of the CRRS Subsidiary’s portfolio pursuant to which the CRRS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the CRRS Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver by Manager. For the period ended September 30, 2010, the amount was $8,328,496.

Semiannual Report	September 30, 2010	97

Notes to Financial Statements (Cont.)

11.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 10 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$ 6,988	$15,987
PIMCO Real Return Fund	175,422	8,366
PIMCO RealEstateRealReturn Strategy Fund	538	0
PIMCO CommoditiesPLUSTM Strategy Fund	6,800	7,563
PIMCO CommodityRealReturn Strategy Fund®	17,374	2,091

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain(Loss)
PIMCO Real Return Asset Fund	$ 42,182	$1,229,990	$1,239,700	$ 1	$32,503	$ 90	$ 34
PIMCO Real Return Fund	101,333	2,472,413	2,573,700	0	164	213	117
PIMCO RealEstateRealReturn Strategy Fund	14,775	668,773	657,600	0	25,984	73	36
PIMCO CommoditiesPLUSTM Short Strategy Fund	0	1,501	300	0	1,200	1	0
PIMCO CommoditiesPLUSTM Strategy Fund	0	272,532	214,600	(1)	58,009	132	78
PIMCO CommodityRealReturn Strategy Fund®	1,031,375	4,491,331	5,522,500	0	179	331	(24)

12.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

13.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

98	PIMCO Funds	Inflation-Protected Funds

September 30, 2010 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real IncomeTM 2019 Fund	$11,569	$7,862	$0	$0
PIMCO Real IncomeTM 2029 Fund	7,998	6,308	0	0
PIMCO Real Return Asset Fund	7,700,653	10,361,050	259,287	543,696
PIMCO Real Return Fund	23,013,158	21,453,454	1,991,652	2,192,594
PIMCO RealEstateRealReturn Strategy Fund	1,349,031	1,071,965	57,303	16,566
PIMCO Tax Managed Real Return Fund	19,338	19,386	11,025	1,323
PIMCO CommoditiesPLUSTM Short Strategy Fund	202	0	2,034	0
PIMCO CommoditiesPLUSTM Strategy Fund	54,576	1,399	417,698	129,207
PIMCO CommodityRealReturn Strategy Fund®	23,197,088	19,879,332	2,770,122	2,376,848

14.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Real IncomeTM 2019 Fund				PIMCO Real IncomeTM 2029 Fund				PIMCO Real Return Asset Fund
	Six Months Ended 09/30/2010		Period from 10/30/2009 to 03/31/2010		Six Months Ended 09/30/2010		Period from 10/30/2009 to 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	127	$1,230	346	$3,456	98	$994	383	$3,829	24,978	$280,390	164,345	$1,737,745
Class P	25	245	4	35	6	59	4	41	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	31	293	13	133	30	301	9	85	0	0	0	0
Other Classes	298	2,889	308	3,034	42	425	21	211	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	19	181	14	134	12	121	8	77	3,547	41,245	16,905	183,078
Class P	0	2	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	1	11	0	1	0	2	0	0	0	0	0	0
Other Classes	11	111	3	32	1	5	0	2	0	0	0	0

Cost of shares redeemed
Institutional Class	(17)	(168)	0	(2)	(4)	(44)	(1)	(5)	(273,360)	(3,173,016)	(100,133)	(1,112,846)
Class P	(4)	(36)	0	0	(4)	(46)	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	(7)	(67)	(3)	(32)	(7)	(72)	(3)	(25)	0	0	0	0
Other Classes	(14)	(140)	0	0	(6)	(63)	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	470	$4,551	685	$6,791	168	$1,682	421	$4,215	(244,835)	$(2,851,381)	81,117	$807,977

Semiannual Report	September 30, 2010	99

Notes to Financial Statements (Cont.)

	PIMCO Real Return Fund				PIMCO RealEstateRealReturn Strategy Fund				PIMCO Tax Managed Real Return Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Period from 10/30/2009 to 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	113,907	$1,268,694	343,562	$3,624,457	81,761	$371,086	9,329	$33,096	1,125	$11,505	1,184	$12,075
Class P	27,677	310,544	75,805	790,660	1,312	6,053	697	3,117	0	0	1	10
Administrative Class	23,031	257,581’	46,143	490,490	0	0	0	0	0	0	0	0
Class D	38,588	431,398	69,988	747,250	9,357	42,835	1,820	7,531	46	472	117	1,206
Other Classes	103,864	1,160,791	282,556	2,997,771	7,532	33,523	7,936	31,718	67	682	60	613

Issued as reinvestment of distributions
Institutional Class	7,095	79,384	24,920	266,222	11,791	53,059	3,235	14,364	13	136	5	45
Class P	229	2,572	420	4,509	106	477	66	294	0	0	0	0
Administrative Class	975	10,911	3,370	35,987	0	0	0	0	0	0	0	0
Class D	1,308	14,628	4,235	45,220	1,081	4,709	362	1,568	1	6	0	2
Other Classes	4,172	46,590	15,996	170,794	1,753	7,543	1,435	6,135	0	3	0	0

Cost of shares redeemed
Institutional Class	(188,601)	(2,102,864)	(164,914)	(1,740,040)	(43,425)	(201,748)	(61,740)	(207,357)	(133)	(1,360)	(72)	(741)
Class P	(13,961)	(155,612)	(14,768)	(158,921)	(854)	(3,460)	(65)	(253)	0	0	0	0
Administrative Class	(13,561)	(151,445)	(25,918)	(276,354)	0	0	0	0	0	0	0	0
Class D	(20,779)	(231,991)	(38,848)	(412,054)	(2,333)	(10,273)	(2,200)	(8,310)	(52)	(532)	0	0
Other Classes	(95,493)	(1,067,908)	(190,070)	(1,998,451)	(6,044)	(25,700)	(4,236)	(16,385)	(15)	(151)	(2)	(17)
Net increase (decrease) resulting from Fund share transactions	(11,549)	$(126,727)	432,477	$4,587,540	62,037	$278,104	(43,361)	$(134,482)	1,052	$10,761	1,293	$13,193

	PIMCO CommoditiesPLUSTM Short Strategy Fund		PIMCO CommoditiesPLUSTM Strategy Fund		PIMCO CommodityRealReturn Strategy Fund®
	Period from 08/17/2010 to 09/30/2010		Period from 05/28/2010 to 09/30/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	500	$5,000	67,464	$681,642	372,758	$2,893,140	1,109,230	$8,327,938
Class P	1	10	1	15	45,629	352,754	95,565	732,039
Administrative Class	0	0	0	0	28,975	221,318	76,449	579,712
Class D	1	10	32	345	21,566	165,821	69,048	520,406
Other Classes	2	20	14	139	54,463	417,046	175,622	1,317,668

Issued as reinvestment of distributions
Institutional Class	0	0	0	0	70,857	548,791	94,169	749,293
Class P	0	0	0	0	2,298	17,678	2,747	22,000
Administrative Class	0	0	0	0	7,137	54,467	11,442	90,157
Class D	0	0	0	0	5,119	39,166	7,455	58,591
Other Classes	0	0	0	0	14,908	113,327	21,263	166,173

Cost of shares redeemed
Institutional Class	0	0	(25,545)	(269,622)	(314,761)	(2,444,497)	(468,058)	(3,610,369)
Class P	0	0	0	0	(18,774)	(143,516)	(12,209)	(96,323)
Administrative Class	0	0	0	0	(71,158)	(533,340)	(29,156)	(223,980)
Class D	0	0	0	0	(26,816)	(203,275)	(38,302)	(295,262)
Other Classes	0	0	0	0	(55,544)	(422,467)	(100,931)	(754,268)
Net increase resulting from Fund share transactions	504	$5,040	41,966	$412,519	136,657	$1,076,413	1,014,334	$7,583,775

100	PIMCO Funds	Inflation-Protected Funds

September 30, 2010 (Unaudited)

15.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

16.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS and CRRS Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CPSS, CPS and CRRS Funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CPSS, CPS and CRRS Funds in which the IRS specifically concluded that income derived from the CPSS, CPS and CRRS Funds’ investment in the CPSS, CPS and CRSS Subsidiaries, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CPSS, CPS and CRRS Funds. Based on such rulings, the CPSS, CPS and CRRS Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CPSS Subsidiary’s, CPS Subsidiary’s and CRRS Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CPSS, CPS and CRRS Funds, respectively, as a deductible amount for Federal income tax purposes. Note that the loss from the CPSS Subsidiary’s, CPS Subsidiary’s and CRRS Subsidiary’s contemplated activities also cannot be carried forward to reduce future CPSS, CPS and CRRS Subsidiarys’ income in subsequent years. However, if the CPSS Subsidiary’s, CPS Subsidiary’s and CRRS Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS and CRRS Funds, respectively, as income for Federal income tax purposes.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Real IncomeTM 2019 Fund	330	(3)	327
PIMCO Real IncomeTM 2029 Fund	329	0	329
PIMCO Real Return Asset Fund	129,505	(21,337)	108,168
PIMCO Real Return Fund	986,149	(86,004)	900,145
PIMCO RealEstateRealReturn Strategy Fund	16,744	(6,046)	10,698
PIMCO Tax Managed Real Return Fund	576	(15)	561
PIMCO CommoditiesPLUSTM Short Strategy Fund	12	0	12
PIMCO CommoditiesPLUSTM Strategy Fund	4,612	(610)	4,002
PIMCO CommodityRealReturn Strategy Fund®	558,784	(71,034)	487,750

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

17.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Semiannual Report	September 30, 2010	101

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MYR	Malaysian Ringgit
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	ENHGD84T	Dow Jones-AIG E84 Total Return
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	LPP2TR	Pure Beta Plus II Total Return Index Value
BXCS1469	Commodity Strategy 1469 Copper 3 Month Deferred Total Return	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCKWP	S&P GSCI Kansas Wheat Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	SPGCWHP	S&P GSCI Wheat Index
DJUBS	Dow Jones-UBS Commodity Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank

102	PIMCO Funds	Inflation-Protected Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2010	103

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’

Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the

104	PIMCO Funds	Inflation-Protected Funds

(Unaudited)

Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee

Semiannual Report	September 30, 2010	105

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

106	PIMCO Funds	Inflation-Protected Funds

(Unaudited)

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2010	107

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS24551 SAR 093010

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

September 30, 2010 (Unaudited)

Complete Schedule of Investments

Schedule of Investments  PIMCO Total Return Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

American General Finance Corp.
7.250% due 04/21/2015		$315,500	$317,595

CIT Group, Inc.
6.250% due 08/11/2015		55,952	56,503

Dex One Corp.
9.000% due 10/24/2014		1,450	1,237
9.225% due 10/24/2014		1,218	1,039

Ford Motor Co.
3.010% due 12/15/2013		33,539	32,942
3.050% due 12/15/2013		17,165	16,860

Fresenius Medical Care Capital Trust
1.664% due 03/31/2013		2	2

International Lease Finance Corp.
6.750% due 03/17/2015		40,000	40,707
7.000% due 03/17/2016		41,146	41,793

Sensata Technologies BV
2.143% due 04/27/2013		13	12
2.231% due 04/27/2013		4,824	4,651

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		30,015	23,244
4.033% due 10/10/2014		164	127
4.065% due 10/10/2014		2,079	1,618

Valeant Pharmaceuticals International
5.500% due 09/27/2016		5,000	5,051

Vodafone Group PLC
6.875% due 08/11/2015		139,000	137,527

Yell Group
4.006% due 07/31/2014		27,890	16,017

Total Bank Loan Obligations (Cost $705,606)			696,925

CORPORATE BONDS & NOTES 27.2%

BANKING & FINANCE 20.4%

21st Century Insurance Group
5.900% due 12/15/2013		160	167

Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	10,909

Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	414

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		$15,000	13,650

Ace INA Holdings, Inc.
5.700% due 02/15/2017		50	56
5.875% due 06/15/2014		3,400	3,868

Aflac, Inc.
6.900% due 12/17/2039		31,000	34,261

AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		56,950	57,804
7.500% due 07/15/2025		15,080	16,060

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896	20,493

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		22,200	23,295
6.103% due 06/27/2012		28,025	29,406
7.700% due 08/07/2013		31,300	34,605
8.700% due 08/07/2018		91,600	113,018

Allstate Corp.
5.000% due 08/15/2014		70	78
6.125% due 12/15/2032		150	165
6.125% due 05/15/2037		5,200	4,862
6.500% due 05/15/2067		8,000	7,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$166,800	$184,481

Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	19,065	26,900
6.625% due 12/17/2010	GBP	4,200	6,664

Ally Financial, Inc.
0.000% due 12/01/2012		$13,000	11,533
2.497% due 12/01/2014		10,300	9,220
5.250% due 01/15/2014		61	58
5.375% due 06/06/2011		62,655	63,673
5.375% due 06/06/2011	EUR	19,900	27,671
5.700% due 10/15/2013		$15	14
5.700% due 12/15/2013		312	298
5.850% due 05/15/2013		60	58
5.850% due 06/15/2013		80	77
5.900% due 12/15/2013		194	187
5.900% due 01/15/2019		146	126
5.900% due 02/15/2019		404	349
5.900% due 10/15/2019		86	74
6.000% due 04/01/2011		24,000	24,134
6.000% due 12/15/2011		90,591	93,321
6.000% due 05/23/2012		23,418	24,003
6.000% due 12/15/2013		111	107
6.000% due 02/15/2019		751	654
6.000% due 03/15/2019		7,350	6,400
6.000% due 04/15/2019		1,821	1,585
6.000% due 09/15/2019		569	493
6.050% due 08/15/2019		411	360
6.050% due 10/15/2019		919	798
6.100% due 09/15/2019		55	48
6.125% due 10/15/2019		156	136
6.150% due 09/15/2013		50	48
6.150% due 11/15/2013		25	24
6.150% due 12/15/2013		35	34
6.150% due 08/15/2019		1,312	1,154
6.150% due 09/15/2019		303	266
6.150% due 10/15/2019		1,244	1,088
6.200% due 11/15/2013		154	149
6.200% due 04/15/2019		656	580
6.250% due 07/15/2013		230	224
6.250% due 10/15/2013		111	108
6.250% due 11/15/2013		170	165
6.250% due 02/15/2016		280	261
6.250% due 12/15/2018		170	152
6.250% due 01/15/2019		279	247
6.250% due 04/15/2019		1,887	1,694
6.250% due 05/15/2019		513	458
6.250% due 07/15/2019		991	880
6.300% due 03/15/2013		20	20
6.300% due 10/15/2013		160	156
6.300% due 11/15/2013		135	131
6.300% due 03/15/2016		25	24
6.300% due 08/15/2019		193	172
6.350% due 02/15/2016		75	70
6.350% due 04/15/2016		234	220
6.350% due 10/15/2016		60	56
6.350% due 04/15/2019		244	218
6.350% due 07/15/2019		553	494
6.375% due 01/15/2014		120	117
6.400% due 03/15/2013		50	49
6.400% due 03/15/2016		50	47
6.400% due 12/15/2018		43	39
6.400% due 11/15/2019		1,306	1,161
6.500% due 02/15/2013		105	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 03/15/2013	$117	$115
6.500% due 04/15/2013	190	187
6.500% due 05/15/2013	228	224
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	49
6.500% due 11/15/2013	388	384
6.500% due 02/15/2016	15	14
6.500% due 03/15/2016	167	159
6.500% due 09/15/2016	436	411
6.500% due 10/15/2016	751	709
6.500% due 06/15/2018	1,605	1,454
6.500% due 12/15/2018	802	722
6.500% due 05/15/2019	817	747
6.550% due 10/15/2016	450	426
6.550% due 12/15/2019	35	31
6.600% due 08/15/2016	5,162	4,910
6.600% due 06/15/2019	266	243
6.625% due 05/15/2012	111,550	115,588
6.650% due 02/15/2013	46	45
6.650% due 04/15/2016	109	104
6.650% due 06/15/2018	42	39
6.650% due 10/15/2018	436	400
6.700% due 05/15/2014	55	54
6.700% due 06/15/2014	263	257
6.700% due 08/15/2016	125	119
6.700% due 06/15/2018	1,745	1,630
6.700% due 11/15/2018	15	14
6.700% due 06/15/2019	456	419
6.700% due 12/15/2019	60	54
6.750% due 09/15/2012	1,490	1,472
6.750% due 10/15/2012	1,102	1,090
6.750% due 04/15/2013	73	72
6.750% due 06/15/2014	95	93
6.750% due 12/01/2014	80,500	83,300
6.750% due 07/15/2016	226	216
6.750% due 08/15/2016	1,683	1,609
6.750% due 09/15/2016	534	510
6.750% due 11/15/2016	105	100
6.750% due 03/15/2018	194	184
6.750% due 07/15/2018	421	395
6.750% due 09/15/2018	200	185
6.750% due 10/15/2018	80	74
6.750% due 11/15/2018	340	312
6.750% due 05/15/2019	2,186	2,015
6.750% due 06/15/2019	341	313
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	10	10
6.800% due 09/15/2018	31	29
6.800% due 10/15/2018	97	90
6.850% due 04/15/2016	200	193
6.850% due 05/15/2016	60	58
6.850% due 07/15/2016	50	48
6.850% due 05/15/2018	121	115
6.875% due 09/15/2011	392,565	404,816
6.875% due 08/28/2012	284,040	297,218
6.875% due 10/15/2012	987	978
6.875% due 08/15/2016	1,712	1,644
6.875% due 07/15/2018	40	38
6.900% due 06/15/2017	40	39
6.900% due 07/15/2018	290	273
6.900% due 08/15/2018	70	66
6.950% due 06/15/2017	100	97
7.000% due 02/01/2012	46,113	48,130
7.000% due 02/01/2012 (m)	89,085	92,225

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
7.000% due 10/15/2012	$892	$886
7.000% due 12/15/2012	856	850
7.000% due 01/15/2013	947	946
7.000% due 08/15/2013	97	96
7.000% due 05/15/2016	269	261
7.000% due 08/15/2016	64	62
7.000% due 11/15/2016	377	365
7.000% due 12/15/2016	215	208
7.000% due 06/15/2017	45	44
7.000% due 07/15/2017	55	54
7.000% due 02/15/2018	893	861
7.000% due 03/15/2018	310	298
7.000% due 05/15/2018	199	188
7.000% due 08/15/2018	95	90
7.000% due 02/15/2021	191	174
7.000% due 09/15/2021	376	341
7.000% due 11/15/2024	11,557	10,377
7.050% due 03/15/2018	1,090	1,051
7.050% due 04/15/2018	398	382
7.100% due 01/15/2013	255	255
7.125% due 08/15/2012	9,553	9,511
7.125% due 12/15/2012	304	302
7.125% due 10/15/2017	161	158
7.150% due 11/15/2012	264	263
7.150% due 06/15/2016	297	290
7.150% due 09/15/2018	174	165
7.150% due 03/15/2025	90	81
7.200% due 10/15/2017	610	602
7.250% due 03/02/2011	116,933	119,205
7.250% due 08/15/2012	5,893	5,875
7.250% due 06/15/2016	375	369
7.250% due 09/15/2017	1,813	1,789
7.250% due 01/15/2018	908	891
7.250% due 04/15/2018	2,653	2,579
7.250% due 08/15/2018	5,087	4,877
7.250% due 09/15/2018	49	47
7.250% due 01/15/2025	2,346	2,126
7.250% due 02/15/2025	297	269
7.300% due 12/15/2017	102	101
7.300% due 01/15/2018	1,953	1,922
7.350% due 04/15/2018	466	456
7.375% due 11/15/2016	5,047	4,998
7.375% due 04/15/2018	227	222
7.400% due 12/15/2017	990	982
7.500% due 10/15/2012	145	145
7.500% due 12/31/2013	91,241	97,856
7.500% due 05/15/2016	555	551
7.500% due 11/15/2016	8,510	8,444
7.500% due 08/15/2017	752	738
7.500% due 11/15/2017	147	147
7.500% due 12/15/2017	2,450	2,443
7.500% due 09/15/2020	253,800	271,566
7.500% due 03/15/2025	50	46
7.625% due 11/15/2012	151	151
7.750% due 10/15/2012	123	123
7.750% due 10/15/2017	118	118
8.000% due 10/15/2017	117	117
8.000% due 11/15/2017	144	144
8.000% due 03/15/2020	10,000	10,950
8.000% due 11/01/2031	71,670	75,628
8.125% due 11/15/2017	196	196
8.250% due 03/15/2017	40	40
8.300% due 02/12/2015	142,000	155,135

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.000% due 07/15/2015		$276	$277
9.000% due 07/15/2020		154	154

American Express Bank FSB
0.386% due 05/29/2012		17,325	17,172
0.407% due 06/12/2012		34,783	34,451
0.557% due 06/12/2017		10,000	9,091
5.500% due 04/16/2013		247,440	269,548
6.000% due 09/13/2017		330,700	377,756

American Express Centurion Bank
0.407% due 06/12/2012		1,300	1,288
5.200% due 11/26/2010		3,476	3,498
5.550% due 10/17/2012		12,800	13,795
6.000% due 09/13/2017		309,600	353,654

American Express Co.
5.250% due 09/12/2011		600	624
5.500% due 09/12/2016		335	381
6.150% due 08/28/2017		55,475	63,963
6.800% due 09/01/2066		7,489	7,545
7.000% due 03/19/2018		344,854	415,958
7.250% due 05/20/2014		12,500	14,674
8.125% due 05/20/2019		500	647
8.150% due 03/19/2038		90	127

American Express Credit Corp.
0.376% due 02/24/2012		3,000	2,981
0.408% due 10/04/2010		44,560	44,560
0.417% due 06/16/2011		41,317	41,258
0.438% due 12/02/2010		124,073	124,092
5.125% due 08/25/2014		19,000	21,073
5.375% due 10/01/2014	GBP	250	419
5.875% due 05/02/2013		$161,310	177,680
6.625% due 09/24/2012	GBP	100	169
7.300% due 08/20/2013		$115	132

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		51,700	51,306
5.250% due 11/21/2011		44,909	46,786

American General Capital II
8.500% due 07/01/2030		79,800	82,593

American General Finance Corp.
0.542% due 12/15/2011		103,645	96,573
0.649% due 08/17/2011		135,742	126,426
3.250% due 01/16/2013	EUR	6,000	7,032
4.000% due 03/15/2011		$63,600	63,600
4.125% due 11/29/2013	EUR	26,950	31,194
4.625% due 06/22/2011		79,229	105,169
4.875% due 07/15/2012		$54,005	51,305
5.200% due 12/15/2011		12,000	11,700
5.375% due 10/01/2012		50,025	47,586
5.400% due 12/01/2015		15,554	12,599
5.500% due 12/15/2012		1,000	922
5.625% due 08/17/2011		82,950	82,535
5.850% due 06/01/2013		19,117	17,731
5.900% due 09/15/2012 (m)		68,230	65,501
6.900% due 12/15/2017		176,100	147,924

American General Institutional Capital A
7.570% due 12/01/2045		10,000	9,450

American Honda Finance Corp.
1.041% due 06/20/2011		25,000	25,120

American International Group, Inc.
0.000% due 10/15/2037		200,000	25,500
0.000% due 01/18/2047		135,329	11,697
0.391% due 03/20/2012		107,300	103,985
0.494% due 10/22/2012	JPY	5,000,000	52,515
0.635% due 10/18/2011		$88,850	87,569
1.021% due 07/19/2013	EUR	16,600	20,821

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
1.034% due 04/26/2011	EUR	20,750	$28,158
1.280% due 03/23/2012	SEK	54,000	7,462
1.400% due 04/03/2012	JPY	5,600,000	64,529
1.490% due 12/21/2011		11,900,000	139,121
2.875% due 06/20/2011	CHF	20,000	20,365
2.875% due 04/16/2015		5,735	5,413
4.000% due 09/20/2011	EUR	92,200	125,960
4.250% due 05/15/2013		$160,790	166,820
4.375% due 04/26/2016	EUR	14,650	18,960
4.700% due 10/01/2010		$78,147	78,147
4.875% due 03/15/2067	EUR	33,350	32,962
4.900% due 06/02/2014	CAD	46,586	43,670
4.950% due 03/20/2012		$161,470	168,534
5.000% due 06/26/2017	EUR	23,250	29,999
5.000% due 04/26/2023	GBP	18,500	23,894
5.050% due 10/01/2015		$146,211	149,501
5.375% due 10/18/2011		91,830	95,274
5.450% due 05/18/2017		267,310	273,324
5.600% due 10/18/2016		123,171	126,250
5.750% due 03/15/2067	GBP	48,400	55,503
5.850% due 01/16/2018		$315,832	328,465
5.950% due 10/04/2010	GBP	7,600	11,939
6.250% due 05/01/2036		$222,815	217,245
6.250% due 03/15/2037		2,200	1,898
8.000% due 05/22/2038	EUR	55,950	72,842
8.000% due 05/22/2068		61,300	79,807
8.175% due 05/15/2068		$792,222	798,164
8.250% due 08/15/2018		552,405	646,314
8.625% due 05/22/2038	GBP	100,000	150,021
8.625% due 05/22/2068		172,350	258,561

Ameriprise Financial, Inc.
5.350% due 11/15/2010		$4	4

Amsouth Bank
5.200% due 04/01/2015 (q)		5,000	4,976

Anadarko Finance Co.
6.750% due 05/01/2011 (m)		30,930	31,892
7.500% due 05/01/2031		400	434

ANZ National International Ltd.
6.200% due 07/19/2013		231,250	257,193

ASB Finance Ltd.
0.953% due 02/13/2012	EUR	700	946

Asian Development Bank
5.820% due 06/16/2028		$1,100	1,306

ASIF Global Financing XIX
4.900% due 01/17/2013		10,493	10,782

ASIF II
5.125% due 01/28/2013	GBP	11,482	18,387

ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	24,702
5.500% due 03/07/2011		17,329	23,914

Australia & New Zealand Banking Group Ltd.
4.750% due 12/07/2018	GBP	300	488

AXA S.A.
6.463% due 12/29/2049		$800	702

BAC Capital Trust VI
5.625% due 03/08/2035		7,200	6,786

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	72,050	90,235

BAC Capital Trust XIV
5.630% due 09/29/2049		$345	251

BAC Capital Trust XV
1.097% due 06/01/2056		10	6

Banco del Estado de Chile
4.125% due 10/07/2020 (d)		38,000	37,711

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Banco do Brasil S.A.
4.500% due 01/22/2015		$32,500	$34,247
6.000% due 01/22/2020		10,000	11,200

Banco Santander Totta S.A.
1.161% due 12/09/2015	EUR	100	132

Bank of America Corp.
0.622% due 09/15/2014		$15,400	14,695
0.706% due 08/15/2016		82,800	74,671
0.786% due 10/14/2016		45,000	40,204
0.792% due 09/11/2012		100	99
0.835% due 02/02/2011	GBP	20,000	31,366
4.000% due 03/28/2018	EUR	3,550	4,784
4.250% due 10/01/2010		$48	48
4.750% due 08/15/2013		500	528
4.750% due 05/23/2017	EUR	11,000	14,631
4.750% due 05/06/2019		3,000	4,139
5.120% due 02/14/2017	AUD	11,000	9,104
5.125% due 11/15/2014		$125	135
5.200% due 03/15/2018		100	100
5.250% due 12/01/2015		275	291
5.250% due 11/09/2016	GBP	100	160
5.375% due 08/15/2011		$2,000	2,081
5.375% due 09/11/2012		250	267
5.500% due 12/04/2019	GBP	500	818
5.625% due 10/14/2016		$185	200
5.625% due 07/01/2020		250	265
5.650% due 05/01/2018		73,040	77,506
5.750% due 12/01/2017		70,810	75,818
6.000% due 09/01/2017		221,105	239,745
6.125% due 09/15/2021	GBP	200	333
6.500% due 08/01/2016		$5,855	6,595
7.000% due 06/15/2016	EUR	8,250	12,827
7.250% due 10/15/2025		$200	226
7.375% due 05/15/2014		108,775	125,162
7.400% due 01/15/2011		29,276	29,812
7.625% due 06/01/2019		13,190	15,667
7.800% due 09/15/2016		2,000	2,322

Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,587

Bank of America N.A.
0.572% due 06/15/2016		108,360	96,834
5.300% due 03/15/2017		500	515
6.000% due 10/15/2036		70,100	69,870
6.100% due 06/15/2017		5,600	5,996

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	129,806

Bank of Montreal
2.850% due 06/09/2015		134,500	141,767

Bank of New York Mellon Corp.
6.375% due 04/01/2012		200	216

Bank of Nova Scotia
1.450% due 07/26/2013		3,000	3,035
2.250% due 01/22/2013		48,000	49,414

Bank of Scotland PLC
0.352% due 12/08/2010		19,400	19,390
5.250% due 02/21/2017		100	109
5.500% due 06/15/2012		12,000	12,861
5.625% due 05/23/2013	EUR	3,900	5,626
7.281% due 05/29/2049	GBP	50	67
7.286% due 05/29/2049		50	70

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	2,600	3,548

Bank One Capital III
8.750% due 09/01/2030		$325	395

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Bank One Corp.
4.900% due 04/30/2015		$20,000	$21,637
5.900% due 11/15/2011		12,500	13,182
7.750% due 07/15/2025		200	245

BankAmerica Capital II
8.000% due 12/15/2026		10	10

Barclays Bank PLC
5.000% due 09/22/2016		900	987
5.200% due 07/10/2014		4,400	4,884
5.250% due 05/27/2014	EUR	50	74
5.450% due 09/12/2012		$200,200	216,914
5.750% due 08/17/2021	GBP	750	1,278
6.000% due 01/23/2018	EUR	900	1,347
6.050% due 12/04/2017		$271,211	294,554
6.750% due 05/22/2019		700	833
6.860% due 09/29/2049		6,410	6,122
7.434% due 09/29/2049		90,125	92,829
7.500% due 12/29/2049	EUR	350	477
8.550% due 09/29/2049		$1,300	1,342
10.179% due 06/12/2021		489,977	654,580
14.000% due 11/29/2049	GBP	321,290	634,678

Barrick International Barbados Corp.
5.750% due 10/15/2016		$9,900	11,309

BB&T Corp.
4.750% due 10/01/2012		145	154

Bear Stearns Cos. LLC
0.489% due 11/28/2011		9,062	9,070
0.639% due 02/23/2012		1,000	995
0.652% due 10/22/2010		12,800	12,803
0.729% due 11/21/2016		13,706	12,838
1.185% due 07/27/2012	EUR	24,000	32,370
1.540% due 11/30/2011	JPY	2,000,000	24,246
4.500% due 10/28/2010		$8,215	8,237
5.300% due 10/30/2015		20,500	22,906
5.350% due 02/01/2012		405	428
5.500% due 08/15/2011		10,325	10,765
5.550% due 01/22/2017		1,355	1,480
6.400% due 10/02/2017		236,829	276,248
6.950% due 08/10/2012		563,980	623,676
7.250% due 02/01/2018		181,065	220,885

BFC Finance Corp.
7.375% due 12/01/2017		916	1,105

Block Financial LLC
7.875% due 01/15/2013		53,100	57,653

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	17,648

BNP Paribas
5.186% due 06/29/2049		3,950	3,743
5.954% due 07/29/2049	GBP	450	664
7.195% due 06/29/2049		$25,500	25,500

BNY Mellon N.A.
4.750% due 12/15/2014		50	56

Boeing Capital Corp.
6.100% due 03/01/2011		300	307

BPCE S.A.
6.117% due 10/29/2049	EUR	300	357

BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	1,000,000	11,965

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$29,500	19,542

C5 Capital SPV Ltd.
6.196% due 12/29/2049		15,000	9,893

Caelus Re Ltd.
6.549% due 06/07/2011		25,000	25,282

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$89,000	$91,309

Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	147,215

Capital One Capital V
10.250% due 08/15/2039		33,225	36,174

Capital One Capital VI
8.875% due 05/15/2040		19,950	21,097

Capital One Financial Corp.
5.700% due 09/15/2011		7,000	7,297
6.150% due 09/01/2016		8,462	9,294
6.250% due 11/15/2013		193	215
6.750% due 09/15/2017		260,575	313,637
7.375% due 05/23/2014		13,012	15,207

Caterpillar Financial Services Corp.
4.850% due 12/07/2012		300	325
5.050% due 12/01/2010		35	35
5.450% due 04/15/2018		25	29
6.209% due 06/29/2012	AUD	39,500	38,132

CBA Capital Trust II
6.024% due 03/29/2049		$7,465	7,458

Chambers Descendants Trust
12.000% due 08/15/2018 (q)		66,607	67,834

Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,733

Chubb Corp.
6.375% due 03/29/2067		6,000	5,970
6.500% due 05/15/2038		10,000	12,258

CIT Group, Inc.
7.000% due 05/01/2013		63,113	63,744
7.000% due 05/01/2014		67,758	67,927
7.000% due 05/01/2015		36,858	36,766
7.000% due 05/01/2016		31,430	31,116
7.000% due 05/01/2017		44,495	43,772

Citicorp
7.250% due 10/15/2011		12,413	13,063

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	11,116

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,079

Citigroup Capital XXI
8.300% due 12/21/2077		$423,796	447,105

Citigroup, Inc.
0.417% due 03/16/2012		90,174	88,668
0.418% due 03/07/2014		21,000	19,705
0.452% due 05/18/2011 (m)		90,200	90,118
0.562% due 06/09/2016		142,900	121,254
0.844% due 08/10/2011	GBP	17,261	26,686
1.024% due 03/05/2014	EUR	20,000	25,535
1.039% due 06/28/2013		10,600	13,735
2.076% due 05/15/2018		$1,750	1,682
2.384% due 08/13/2013		188,800	190,286
3.625% due 11/30/2017	EUR	1,650	2,162
4.250% due 02/25/2030		60,000	67,827
4.750% due 05/19/2015		$125	132
4.750% due 05/31/2017	EUR	11,500	15,247
4.750% due 02/10/2019		20,975	28,100
4.875% due 05/07/2015		$46,805	48,634
5.000% due 09/15/2014		65,515	68,131
5.000% due 08/02/2019	EUR	100	140
5.100% due 09/29/2011		$43,550	45,265
5.125% due 12/12/2018	GBP	450	677
5.250% due 02/27/2012		$20,166	21,191
5.300% due 10/17/2012		202,850	216,248

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
5.500% due 08/27/2012		$181,317	$193,234
5.500% due 04/11/2013		732,235	786,212
5.500% due 10/15/2014		81	88
5.500% due 02/15/2017		5,625	5,818
5.625% due 08/27/2012		31,217	33,005
5.850% due 07/02/2013		24,500	26,517
5.850% due 12/11/2034		3,600	3,639
5.875% due 07/01/2024	GBP	10,150	15,080
5.875% due 02/22/2033		$75	72
5.875% due 05/29/2037		2,240	2,237
6.000% due 02/21/2012		1,100	1,167
6.000% due 08/15/2017		87,742	94,955
6.010% due 01/15/2015		35,663	39,256
6.125% due 11/21/2017		175,640	192,139
6.125% due 05/15/2018		160,120	174,961
6.375% due 08/12/2014		75	83
6.393% due 03/06/2023	EUR	70,100	101,508
6.400% due 03/27/2013		8,000	11,816
6.500% due 08/19/2013		$217,776	240,788
6.875% due 03/05/2038		15	17
8.125% due 07/15/2039		179,649	227,656
8.500% due 05/22/2019		91,646	113,487

CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,317
6.000% due 08/15/2011		28,500	29,552
6.500% due 08/15/2016		6,250	6,797

Comerica Bank
0.439% due 05/24/2011		10,500	10,453

Commonwealth Bank of Australia
2.400% due 01/12/2012		700	717

Compass Bank
6.400% due 10/01/2017		25,000	26,517

Corp. Andina de Fomento
5.750% due 01/12/2017		165	180
6.875% due 03/15/2012		55	59
8.125% due 06/04/2019		40	50

Countrywide Financial Corp.
0.858% due 05/07/2012 (m)		39,000	38,688
1.291% due 11/23/2010	EUR	50,640	69,738
5.800% due 06/07/2012		$258,685	274,921
6.250% due 05/15/2016		25,255	27,227

Countrywide Home Loans, Inc.
4.000% due 03/22/2011		68,709	69,805

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	250	342
6.637% due 05/29/2049		$38,647	35,370
7.589% due 01/29/2049	GBP	150	231

Credit Suisse
5.000% due 05/15/2013		$231,700	252,625
6.000% due 02/15/2018		115	127

Credit Suisse USA, Inc.
0.576% due 08/16/2011		11,595	11,611
5.125% due 08/15/2015		55	62
5.375% due 03/02/2016		250	283
5.500% due 08/16/2011		400	417
5.500% due 08/15/2013		100	111
6.125% due 11/15/2011		9,300	9,843
7.125% due 07/15/2032		40	52

Danske Bank A/S
2.500% due 05/10/2012		100	102
4.878% due 05/29/2049	EUR	8,000	10,275
5.684% due 12/29/2049	GBP	17,100	23,370

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

DBS Bank Ltd.
0.596% due 05/16/2017		$22,000	$21,466
5.000% due 11/15/2019		8,000	8,644

Deutsche Bank AG
1.169% due 02/17/2015		11,700	11,448
4.875% due 05/20/2013		275,385	299,381
6.000% due 09/01/2017		365,050	421,436

Dexia Credit Local
2.000% due 03/05/2013		21,700	21,880

Dexia Credit Local S.A.
0.961% due 04/29/2014		732,000	729,703
2.750% due 01/10/2014		123,770	126,673
2.750% due 04/29/2014		128,800	132,512

DnB NOR Bank ASA
6.012% due 03/29/2049	GBP	100	155
7.250% due 06/23/2020		50	91

East Lane Re Ltd.
6.466% due 05/06/2011		$45,000	45,747

European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	234

European Investment Bank
1.250% due 09/20/2012	JPY	44,700	547
4.000% due 10/15/2037	EUR	300	457
4.625% due 05/15/2014		$77	86
5.125% due 09/13/2016		39	46

FCE Bank PLC
7.125% due 01/16/2012	EUR	219,150	309,960
7.125% due 01/15/2013		239,850	340,872
7.875% due 02/15/2011	GBP	61,400	98,025

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,658
7.125% due 11/15/2012 (q)		12,585	13,726

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		21,106	22,504

Fifth Third Bancorp
0.711% due 12/20/2016		29,030	25,684
6.250% due 05/01/2013		100,180	109,777

First Union Capital I
7.935% due 01/15/2027		4,405	4,530

First Union Institutional Capital II
7.850% due 01/01/2027		9,500	9,894

Fleet Capital Trust V
1.291% due 12/18/2028		800	579

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,260

FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		202	230

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		147,700	147,737
5.542% due 06/15/2011		155,985	160,080
6.625% due 08/15/2017		50,000	53,349
7.000% due 10/01/2013		31,700	34,033
7.250% due 10/25/2011		28,300	29,715
7.375% due 02/01/2011		33,235	33,853
7.500% due 08/01/2012		289,016	306,921
7.800% due 06/01/2012		70,876	75,411
8.000% due 06/01/2014		10,825	11,851
8.000% due 12/15/2016		175,319	198,499
8.125% due 01/15/2020		7,000	8,057
8.625% due 11/01/2010		23,300	23,414
8.700% due 10/01/2014		31,900	35,830

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.875% due 08/10/2011		$24,800	$26,273
12.000% due 05/15/2015		58,225	73,427

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	681
3.000% due 04/17/2012		100	140

Fortis Bank S.A.
4.625% due 10/29/2049		300	368

Foundation Re II Ltd.
7.119% due 11/26/2010		$44,250	44,361

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,832

GATX Financial Corp.
5.500% due 02/15/2012		7,080	7,398
6.273% due 06/15/2011		10,355	10,622

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		87,500	105,149
10.500% due 03/25/2014		100,200	120,440

GE Capital UK Funding
5.875% due 11/04/2020	GBP	200	349
6.000% due 04/11/2013		84	144
8.000% due 01/14/2039		300	650

General Electric Capital Corp.
0.421% due 03/20/2014		$200	192
0.421% due 06/20/2014		38,000	35,935
0.431% due 12/20/2013		5,000	4,799
0.442% due 09/15/2014		1,100	1,051
0.552% due 09/15/2014		14	14
0.568% due 05/08/2013		400	392
0.604% due 05/11/2016		4,900	4,520
0.724% due 10/06/2015		13,500	12,615
0.731% due 01/08/2016		45,900	42,637
0.815% due 05/05/2026		29,950	23,456
1.239% due 05/22/2013		3,305	3,299
4.625% due 09/15/2066	EUR	10,200	11,402
4.875% due 03/04/2015		$350	385
5.375% due 12/18/2040	GBP	200	315
5.400% due 02/15/2017		$6,400	7,061
5.500% due 09/15/2066	GBP	150	212
5.500% due 09/15/2067	EUR	171,850	202,062
5.625% due 09/15/2017		$565	632
5.625% due 05/01/2018		2,292	2,548
5.875% due 01/14/2038		548,287	558,752
6.375% due 11/15/2067		249,800	250,737
6.500% due 09/15/2067	GBP	4,500	6,601
6.750% due 03/15/2032		$250	279
6.875% due 01/10/2039		248,176	285,960
8.125% due 05/15/2012		250	274

General Electric Capital Services, Inc.
7.500% due 08/21/2035		76,700	94,634

Genworth Financial, Inc.
6.500% due 06/15/2034		160	149
6.515% due 05/22/2018		15,000	15,318
7.700% due 06/15/2020		15,000	15,909

Genworth Global Funding Trusts
0.452% due 12/15/2010		6,160	6,161
0.516% due 05/15/2012		12,000	11,665
0.716% due 04/15/2014		500	449

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		21,000	22,258

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	18,160

GMAC International Finance BV
7.500% due 04/21/2015	EUR	61,000	85,445

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden West Financial Corp.
4.750% due 10/01/2012		$100	$106

Goldman Sachs Capital I
6.345% due 02/15/2034		750	725

Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	21,514

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		78,765	78,291
0.740% due 03/22/2016		37,425	34,647
0.889% due 09/29/2014		12,500	12,175
0.912% due 07/22/2015		6,006	5,652
0.931% due 10/07/2011		2,700	2,699
1.028% due 01/12/2015		20,000	19,153
1.090% due 10/04/2012	EUR	3,500	4,577
1.198% due 02/04/2013		12,100	15,993
1.199% due 11/15/2014		200	255
1.241% due 05/23/2016		5,600	6,870
1.246% due 05/18/2015		19,740	24,920
1.246% due 01/30/2017		38,200	45,874
1.404% due 08/12/2015 (q)		50,000	62,963
3.625% due 08/01/2012		$120	125
4.750% due 07/15/2013		500	537
4.750% due 01/28/2014	EUR	1,800	2,564
5.000% due 01/15/2011		$1,500	1,518
5.125% due 04/24/2013	EUR	500	716
5.125% due 01/15/2015		$12	13
5.250% due 04/01/2013		82	89
5.300% due 02/14/2012		11,630	12,237
5.350% due 01/15/2016		17,755	19,552
5.375% due 02/15/2013	EUR	29,845	42,756
5.450% due 11/01/2012		$446	481
5.500% due 11/15/2014		148	163
5.625% due 01/15/2017		250	265
5.700% due 09/01/2012		2,395	2,579
5.750% due 10/01/2016		1,200	1,335
5.950% due 01/18/2018		314,565	346,011
5.950% due 01/15/2027		190	191
6.000% due 05/01/2014		200	223
6.125% due 02/15/2033		20,010	21,838
6.150% due 04/01/2018		356,590	396,133
6.250% due 09/01/2017		421,600	473,218
6.375% due 05/02/2018	EUR	13,400	20,485
6.450% due 05/01/2036		$155	156
6.600% due 01/15/2012		12,975	13,834
6.750% due 10/01/2037		320,024	333,692
7.500% due 02/15/2019		38,393	45,751

Green Valley Ltd.
4.410% due 01/10/2011	EUR	3,850	5,223

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		$1,000	1,018

Hartford Life Global Funding Trusts
0.472% due 06/16/2014		400	376

HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	8,900

HBOS PLC
0.489% due 09/30/2016		3,000	2,523
0.493% due 09/06/2017		2,971	2,461
1.054% due 03/29/2016	EUR	14,953	17,972
1.079% due 03/21/2017		700	812
1.188% due 09/01/2016		1,231	1,470
6.750% due 05/21/2018		$258,638	260,231

HCP, Inc.
5.625% due 02/28/2013		3,225	3,447
5.650% due 12/15/2013		2,530	2,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 09/15/2011		$10,550	$10,969
6.000% due 01/30/2017		1,700	1,818
6.300% due 09/15/2016		13,000	14,145
6.700% due 01/30/2018		27,900	30,746

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,498

Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,050

HSBC Bank USA N.A.
4.625% due 04/01/2014		75	80
5.875% due 11/01/2034		3,000	3,139
6.000% due 08/09/2017		14,400	16,234

HSBC Capital Funding LP
4.610% due 12/29/2049		400	383
10.176% due 12/29/2049		66,160	87,185

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	7,456

HSBC Finance Corp.
0.727% due 06/01/2016		28,100	25,591
2.021% due 10/20/2010		26,300	26,305
6.375% due 11/27/2012		2,500	2,735
7.000% due 05/15/2012		315	341

HSBC Holdings PLC
6.375% due 10/18/2022	GBP	400	688
6.500% due 05/20/2024		350	638
6.500% due 05/02/2036		$192,600	215,132
6.500% due 09/15/2037		111,000	124,897

HSBC USA, Inc.
0.938% due 01/29/2049		5,000	4,975

ILFC E-Capital Trust I
5.900% due 12/21/2065		32,706	21,586

ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	24,766

ING Bank NV
1.089% due 03/30/2012		2,700	2,692
1.157% due 01/13/2012		58,000	57,978
2.625% due 02/09/2012		17,200	17,588
3.900% due 03/19/2014		2,600	2,840
6.875% due 05/29/2023	GBP	250	422

Inter-American Development Bank
5.750% due 12/22/2010	AUD	1,950	1,886

International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	81

International Lease Finance Corp.
0.846% due 07/15/2011		39,270	37,970
0.863% due 07/01/2011		73,795	71,270
0.877% due 07/13/2012		10,630	9,838
1.274% due 08/15/2011	EUR	54,150	71,233
4.750% due 01/13/2012		$44,803	45,027
4.950% due 02/01/2011		28,044	28,184
5.000% due 09/15/2012		36,095	36,095
5.125% due 11/01/2010		69,787	69,961
5.250% due 01/10/2013		15,000	14,869
5.300% due 05/01/2012		106,650	107,450
5.350% due 03/01/2012		148,054	149,720
5.400% due 02/15/2012		130,911	132,220
5.450% due 03/24/2011		83,245	83,973
5.550% due 09/05/2012		12,665	12,744
5.625% due 09/20/2013		34,397	33,924
5.750% due 06/15/2011		151,296	152,809
5.875% due 05/01/2013		8,475	8,517
6.375% due 03/25/2013		31,615	31,931
6.625% due 11/15/2013		33,742	33,995
6.750% due 09/01/2016		143,800	154,585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
5.500% due 12/19/2016	GBP	80	$123
8.047% due 06/29/2049	EUR	19,700	26,990

iStar Financial, Inc.
5.150% due 03/01/2012		$10,000	8,600
5.950% due 10/15/2013		10,000	8,025

Jackson National Life Funding LLC
0.699% due 08/06/2011		31,600	31,598

John Deere Capital Corp.
4.950% due 12/17/2012		85	92
5.650% due 07/25/2011		9,000	9,371
7.000% due 03/15/2012		175	190

JPMorgan Chase & Co.
0.616% due 11/01/2012 (m)		3,500	3,477
1.039% due 09/30/2013		28,300	28,408
1.128% due 09/26/2013	EUR	36,675	48,771
3.700% due 01/20/2015		$2,500	2,644
4.500% due 01/15/2012		4,000	4,184
4.750% due 05/01/2013		753	817
4.750% due 03/01/2015		300	328
4.875% due 03/15/2014		645	701
5.125% due 09/15/2014		14,015	15,386
5.250% due 05/01/2015		700	768
5.600% due 06/01/2011		132	136
5.750% due 01/02/2013		40,135	43,713
6.000% due 01/15/2018		166,085	189,950
6.125% due 06/27/2017		15	17
6.300% due 04/23/2019		85,600	99,366
6.400% due 05/15/2038		40,898	49,104
6.625% due 03/15/2012		1,300	1,399

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		600	605

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		30,965	29,376
5.375% due 09/28/2016	GBP	250	424
5.875% due 06/13/2016		$20	23
6.000% due 10/01/2017		319,700	363,419

JPMorgan Chase Capital XIII
1.239% due 09/30/2034		25	19

JPMorgan Chase Capital XV
5.875% due 03/15/2035		12,135	11,873

JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900	49,727

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		25,400	18,373

JPMorgan Chase Capital XXIII
1.376% due 05/15/2077		4,278	3,105

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	51,482

KeyBank N.A.
1.016% due 11/21/2011	EUR	59,600	78,621
7.413% due 05/06/2015		$91,450	102,748

KeyCorp
1.091% due 11/22/2010	EUR	23,795	32,667
6.500% due 05/14/2013		$100,000	109,681

Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,198

Korea Exchange Bank
4.875% due 01/14/2016		3,000	3,209

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012 (m)		640,000	648,708
4.000% due 01/27/2020 (m)		138,600	153,294
4.875% due 06/17/2019		23,600	27,828

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		$175	$201

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	2,000	2,399
7.375% due 03/12/2020		495	634
7.588% due 05/12/2020	GBP	6,800	9,988
7.625% due 10/14/2020	EUR	5,005	6,516
7.867% due 12/17/2019	GBP	11,000	16,329
7.869% due 08/25/2020		30,200	45,069
7.875% due 11/01/2020		$83,887	83,048
8.000% due 12/29/2049		63,970	59,492
8.500% due 12/29/2049		54,900	51,057
11.040% due 03/19/2020	GBP	18,553	31,768

LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	5,000	6,884
9.125% due 07/15/2020	GBP	3,233	4,970
9.334% due 02/07/2020		19,901	32,044
15.000% due 12/21/2019	EUR	3,700	6,651
15.000% due 12/21/2019	GBP	400	826

LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	211,897
3.250% due 05/22/2014	EUR	1,200	1,722

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,752
1.150% due 10/26/2010 (a)		300,000	582
2.500% due 10/13/2010 (a)	CHF	6,380	1,534
3.011% due 12/23/2010 (a)		$100	22
4.850% due 09/03/2013 (a)(q)	CAD	15,770	2,771
5.163% due 10/25/2011 (a)	EUR	500	159
5.316% due 04/05/2011 (a)		615	196
5.625% due 01/24/2013 (a)		$152,570	35,854
5.750% due 01/03/2017 (a)		200	0
6.000% due 01/25/2013 (a)	GBP	10,650	4,224
6.200% due 09/26/2014 (a)		$49,670	11,238
6.375% due 05/10/2011 (a)	EUR	1,000	322
6.625% due 01/18/2012 (a)		$350	79
6.750% due 12/28/2017 (a)		20,000	27
6.875% due 05/02/2018 (a)		122,732	29,456
7.000% due 04/16/2019 (a)		90	19
7.500% due 05/11/2038 (a)		85,000	115
7.875% due 05/08/2018 (a)	GBP	8,650	3,414

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,734

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	1,300	1,775
1.625% due 10/14/2011		$175,000	175,875
4.375% due 01/12/2015		2,500	2,563
5.800% due 01/13/2020		51,400	53,935
6.375% due 04/15/2014	GBP	300	513
6.750% due 10/24/2018		200	352
7.500% due 04/15/2024		300	538
12.000% due 12/29/2049		$1,195,450	1,380,286

Macquarie Bank Ltd.
2.600% due 01/20/2012		188,270	193,099
3.300% due 07/17/2014		177,300	189,161

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	22,708
5.750% due 09/15/2015		83,000	91,946
9.250% due 04/15/2019		12,250	16,083

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	212

MBNA Capital B
1.266% due 02/01/2027		10,900	7,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MBNA Corp.
6.125% due 03/01/2013		$20,100	$21,778

Mellon Funding Corp.
5.000% due 12/01/2014		100	112

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,541

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		128,460	126,585
0.666% due 11/01/2011		123,800	123,388
0.698% due 07/25/2011		1,630	1,629
0.986% due 01/15/2015		30,900	29,304
1.052% due 09/15/2026		4,400	3,094
1.188% due 05/30/2014	EUR	4,600	5,892
1.226% due 03/22/2011		7,800	10,582
1.326% due 07/22/2014		5,000	6,415
1.428% due 09/14/2018		4,000	4,493
5.000% due 01/15/2015		$2,700	2,879
5.450% due 02/05/2013		11,179	12,013
5.450% due 07/15/2014		90	97
5.700% due 05/02/2017		4,835	5,008
6.050% due 08/15/2012		544,338	584,451
6.150% due 04/25/2013		90,125	98,561
6.220% due 09/15/2026		115	117
6.400% due 08/28/2017		256,710	281,328
6.500% due 07/15/2018		16,250	17,801
6.750% due 06/01/2028		115	126
6.875% due 04/25/2018		709,135	796,622
6.875% due 11/15/2018		7,900	8,863
7.750% due 04/30/2018	GBP	850	1,540
7.750% due 05/14/2038		$425	494

Metlife Capital Trust IV
7.875% due 12/15/2067		10,400	10,972

MetLife Capital Trust X
9.250% due 04/08/2068		1,700	2,014

MetLife, Inc.
5.375% due 12/15/2012		200	215
6.400% due 12/15/2066		70,810	66,561

Metropolitan Life Global Funding I
0.542% due 03/15/2012		400	401
2.000% due 09/14/2011	CHF	20,000	20,543
5.125% due 11/09/2011		$4,325	4,494
5.125% due 04/10/2013		42,200	45,968
5.250% due 01/09/2014	GBP	150	255

Monumental Global Funding Ltd.
0.672% due 06/15/2011		$60,000	59,139
5.500% due 04/22/2013		52,400	56,850

Morgan Stanley
0.570% due 04/19/2012		50,500	49,705
0.780% due 01/09/2012		70,950	70,548
0.830% due 01/09/2014		26,580	25,144
0.975% due 10/18/2016		102,400	90,121
1.006% due 10/15/2015		41,920	38,497
1.161% due 07/20/2012	EUR	10,400	13,639
1.188% due 11/29/2013		6,600	8,552
1.218% due 03/01/2013		74,500	96,718
1.222% due 04/13/2016		31,869	38,872
1.260% due 01/16/2017		18,600	22,384
1.299% due 05/02/2014		10,000	12,828
2.000% due 11/17/2011	CHF	20,000	20,417
2.876% due 05/14/2013		$179,950	183,524
3.148% due 05/01/2014		250	246
4.100% due 01/26/2015		173,000	178,977
4.200% due 11/20/2014		5	5
5.050% due 01/21/2011		200	203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.080% due 03/01/2013	AUD	1,200	$1,112
5.125% due 11/30/2015	GBP	50	81
5.300% due 03/01/2013		$7,439	8,017
5.375% due 10/15/2015		4,500	4,836
5.550% due 04/27/2017		4,095	4,346
5.625% due 01/09/2012		1,604	1,690
5.750% due 08/31/2012		312,375	335,108
5.750% due 10/18/2016		17,600	19,058
5.950% due 12/28/2017		120,700	129,844
6.000% due 05/13/2014		200	220
6.000% due 04/28/2015		101,880	112,168
6.250% due 08/28/2017		33,700	36,901
6.250% due 08/09/2026		225	238
6.500% due 04/15/2011	EUR	400	556
6.600% due 04/01/2012		$2,015	2,168
6.625% due 04/01/2018		13,700	15,211
7.300% due 05/13/2019		5,275	6,077
7.500% due 04/11/2011	GBP	250	400

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$7,400	7,428

Mystic Re Ltd.
10.299% due 06/07/2011		12,200	12,759

National Australia Bank Ltd.
0.481% due 06/19/2017		75,200	72,973
0.519% due 06/29/2016		10,000	9,680
5.125% due 12/09/2021	GBP	100	168
5.350% due 06/12/2013		$186,330	204,315
6.750% due 06/26/2023	EUR	150	240

National Capital Trust II
5.486% due 12/29/2049		$27	26

National City Bank
0.642% due 12/15/2016		8,090	7,355
0.663% due 06/07/2017		10,000	8,994
4.625% due 05/01/2013		8,400	8,944
6.200% due 12/15/2011		30,600	32,302

National City Bank of Kentucky
6.300% due 02/15/2011		2,900	2,960

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		280	305
10.375% due 11/01/2018		252	361

Nationwide Building Society
3.750% due 01/20/2015	EUR	350	481
4.650% due 02/25/2015		$88,000	93,276
5.625% due 09/09/2019	GBP	200	328

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$13,000	13,504

Nationwide Life Global Funding I
5.450% due 10/02/2012		6,900	7,179

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,391

New York Life Global Funding
4.650% due 05/09/2013		14,600	15,825

New York Life Insurance Co.
6.750% due 11/15/2039		50,000	61,896

NIBC Bank NV
3.625% due 12/19/2011	EUR	100	140

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,199

Nomura Europe Finance NV
1.059% due 10/25/2011	EUR	10,600	14,164

Nordea Bank Finland ABP
6.250% due 07/29/2049	GBP	150	238

Norinchukin Finance Ltd.
5.625% due 09/28/2016		25,000	39,824

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500	$13,273

NSG Holdings LLC
7.750% due 12/15/2025		800	732

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		65,400	68,752

ORIX Corp.
5.480% due 11/22/2011		26,000	27,057

PACCAR Financial Corp.
1.284% due 04/01/2011		10,000	10,040

Pacific Life Global Funding
0.520% due 06/22/2011		17,406	17,347
2.750% due 05/15/2012	CHF	27,790	29,723
5.150% due 04/15/2013		$11,700	12,646

Pacific Life Insurance Co.
9.250% due 06/15/2039		161,685	206,722

Pacific LifeCorp
6.000% due 02/10/2020		76,900	83,066

Pearson Dollar Finance PLC
5.500% due 05/06/2013		25,000	27,453
5.700% due 06/01/2014		5,000	5,557
6.250% due 05/06/2018		28,000	32,395

Petroleum Export Ltd.
5.265% due 06/15/2011		8,947	8,932

Piper Jaffray Cos.
4.389% due 12/31/2010		19,600	19,624

PMI Group, Inc.
6.000% due 09/15/2016		9,500	7,596

PNC Funding Corp.
0.615% due 01/31/2012		9,000	8,973
5.125% due 12/14/2010		150	151

PNC Preferred Funding Trust III
8.700% due 03/29/2049		100	105

Pooled Funding Trust I
2.740% due 02/15/2012		3,100	3,181

Pricoa Global Funding I
0.489% due 09/27/2013		2,000	1,966
0.575% due 01/30/2012		3,100	3,079
5.300% due 09/27/2013		21,000	23,108

Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	21,315
2.375% due 01/24/2013		5,000	5,135

Principal Life Income Funding Trusts
0.536% due 11/15/2010		$1,000	1,000
5.100% due 04/15/2014		100	109
5.300% due 04/24/2013		148,900	161,247
5.550% due 04/27/2015		237,300	262,232

Progressive Corp.
6.700% due 06/15/2067		19,800	19,678

Protective Life Secured Trusts
0.418% due 11/09/2010		1,000	1,000

Prudential Financial, Inc.
3.000% due 06/10/2013		20,000	19,884
6.000% due 12/01/2017		30,000	33,907
6.100% due 06/15/2017		307	344
6.625% due 12/01/2037		8,200	9,272

Prudential Holdings LLC
8.695% due 12/18/2023		4,205	5,341

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,660

Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000	1,023
5.000% due 07/21/2020		9,300	9,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
2.650% due 08/17/2012		$300	$310
4.750% due 01/15/2020		2,200	2,412
11.000% due 06/29/2049		294,861	384,454

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,690	1,229

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,243

Regions Bank
7.500% due 05/15/2018		141,786	149,606

Regions Financial Corp.
0.459% due 06/26/2012		8,670	8,285
6.375% due 05/15/2012		125	128
7.375% due 12/10/2037		2,900	2,667
7.750% due 11/10/2014		60,370	65,475

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		16,000	16,354

Resona Bank Ltd.
5.850% due 09/29/2049		39,050	39,014

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		2,025	1,987

Royal Bank of Canada
5.650% due 07/20/2011		125	130

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		380,000	379,914
0.728% due 04/11/2016		36,326	30,814
0.806% due 10/14/2016		12,000	10,253
1.029% due 09/29/2015		64,900	55,728
1.406% due 04/23/2012		51,100	51,542
1.450% due 10/20/2011		1,007,600	1,015,292
1.500% due 03/30/2012		94,280	95,263
2.625% due 05/11/2012		51,065	52,467
3.000% due 12/09/2011		373,700	383,748
3.950% due 09/21/2015		179,500	181,637
4.875% due 08/25/2014		32,400	34,411
4.875% due 03/16/2015		104,943	110,549
4.908% due 04/06/2011	GBP	698	1,086
5.000% due 11/12/2013		$24	24
5.000% due 10/01/2014		9,346	9,378
5.000% due 05/17/2015		29,867	30,612
5.625% due 08/24/2020		45,000	47,263
5.690% due 10/27/2014	AUD	5,000	4,160
5.750% due 05/21/2014	EUR	250	367
6.000% due 05/17/2017	GBP	6,744	11,271
6.200% due 03/29/2049		15,000	18,026
6.375% due 02/01/2011		$9,110	9,243
6.375% due 04/29/2014	GBP	100	171
6.625% due 09/17/2018		26,150	44,624
6.666% due 12/31/2049 (a)	CAD	800	569
6.990% due 10/29/2049 (a)		$5,300	4,320
7.500% due 04/29/2024	GBP	150	267
7.640% due 03/29/2049 (a)		$1,000	748
7.648% due 08/29/2049		50,190	48,308

Royal Bank Of Scotland NV
0.992% due 03/09/2015		35,000	30,150

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	30,692
7.125% due 01/14/2014		10,700	11,543
7.175% due 05/16/2013		1,300	1,398
7.750% due 05/29/2018		5,000	5,644
9.000% due 06/11/2014		4,000	4,618

RZD Capital Ltd.
5.739% due 04/03/2017		19,810	20,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Issuances S.A. Unipersonal
5.375% due 05/19/2016	GBP	100	$159
5.805% due 06/20/2016		$280	272
5.911% due 06/20/2016		7,900	8,404
6.532% due 10/24/2017	GBP	100	161
7.300% due 07/27/2019		250	425

Santander UK PLC
0.600% due 01/19/2011		$23,000	22,913

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		9,382	9,276

Simon Property Group LP
5.100% due 06/15/2015		200	222
5.250% due 12/01/2016		6,700	7,503
5.600% due 09/01/2011		5,000	5,104
5.750% due 12/01/2015		1,200	1,369
5.875% due 03/01/2017		8,000	9,205

SLM Corp.
0.492% due 03/15/2011		71,075	70,501
0.728% due 10/25/2011		206,800	197,366
0.798% due 01/27/2014		98,418	85,081
1.053% due 10/25/2011	SEK	24,500	3,413
1.079% due 12/15/2010	EUR	77,464	104,987
1.090% due 12/15/2010	JPY	3,500,000	41,467
1.149% due 11/15/2011	EUR	17,800	23,116
1.234% due 04/26/2011		26,714	36,243
3.103% due 10/01/2010		$300	300
3.125% due 09/17/2012	EUR	19,113	24,742
3.173% due 01/31/2014		$9,400	8,150
3.203% due 01/01/2014		7,701	6,709
4.000% due 07/25/2014		5,000	4,306
4.750% due 03/17/2014	EUR	48,300	60,786
4.800% due 02/13/2014 (q)	HKD	74,000	8,923
4.875% due 12/17/2012	GBP	23,200	34,526
5.000% due 10/01/2013		$40,725	39,940
5.000% due 04/15/2015		54,458	52,274
5.000% due 06/15/2018		10,000	7,986
5.050% due 11/14/2014		22,200	21,165
5.125% due 08/27/2012		25,010	25,293
5.140% due 06/15/2016		100,000	91,044
5.175% due 12/15/2010	AUD	55,450	53,223
5.375% due 01/15/2013		$49,570	50,004
5.375% due 05/15/2014		16,600	16,170
5.400% due 10/25/2011		29,270	29,579
5.450% due 04/25/2011		51,000	51,512
6.000% due 05/10/2012	AUD	10,000	8,994
8.000% due 03/25/2020		$13,550	13,466
8.450% due 06/15/2018		110,200	111,452

SLM Corp. CPI Linked Bond
2.533% due 03/15/2012		2,000	1,880
3.178% due 11/21/2013		270	238

Societe Generale
5.750% due 03/29/2049	GBP	150	227
5.922% due 04/29/2049		$1,800	1,708
7.756% due 05/29/2049	EUR	2,700	3,662
8.875% due 06/29/2049	GBP	200	321

Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,953

Sovereign Bank
8.750% due 05/30/2018		10,000	11,654

State Bank of India
4.500% due 07/27/2015		194,900	205,161

State Street Capital Trust III
8.250% due 01/29/2049		19,624	20,137

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Capital Trust IV
1.292% due 06/01/2077		$65,500	$47,547

Sumitomo Mitsui Banking Corp.
1.049% due 06/02/2049	JPY	1,000,000	11,934

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$47,400	47,076

SunTrust Bank
0.449% due 05/21/2012		9,050	8,843
0.853% due 06/22/2012	GBP	5,000	7,393
0.989% due 12/20/2011	EUR	68,200	88,525
6.375% due 04/01/2011		$200	205

SunTrust Banks, Inc.
5.250% due 11/05/2012		1,045	1,106

Svensk Exportkredit AB
4.875% due 09/29/2011		125	130
5.125% due 03/01/2017		75	87

Svenska Handelsbanken AB
1.292% due 09/14/2012		51,000	51,226
2.875% due 09/14/2012		170	175

Swedbank AB
2.800% due 02/10/2012		1,500	1,545
3.125% due 03/04/2013	EUR	350	486

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (d)		$34,600	34,566

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		100,000	123,492

Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	169,862
5.375% due 11/23/2039		50,000	58,878

TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	41,017
6.625% due 03/20/2017		17,000	18,066
7.250% due 02/02/2020		4,100	4,495
7.500% due 03/13/2013		73,100	79,704
7.500% due 07/18/2016		25,700	28,672
7.875% due 03/13/2018		10,200	11,552

Toll Road Investors Partnership II LP
0.000% due 02/15/2045		965	139

Travelers Cos., Inc.
6.250% due 03/15/2037		7,000	6,730
6.250% due 06/15/2037		125	149

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	76
6.375% due 03/15/2033		33	39

U.S. Bank N.A.
6.375% due 08/01/2011		3,000	3,143

UBS AG
1.048% due 11/17/2015	EUR	300	407
1.439% due 02/23/2012		$310,200	312,476
2.250% due 08/12/2013		12,200	12,333
4.280% due 04/29/2049	EUR	200	242
4.875% due 08/04/2020		$1,300	1,373
5.250% due 06/21/2021	GBP	200	326
5.750% due 04/25/2018		$178,775	202,137
5.875% due 12/20/2017		188,225	213,291
6.375% due 07/20/2016	GBP	150	265
7.750% due 09/01/2026		$5,000	5,858

UBS Preferred Funding Trust I
8.622% due 10/29/2049		63,500	63,500

UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	8,151

UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	24,905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$3,700	$4,173

UniCredit SpA
5.000% due 02/01/2016	GBP	200	297
6.700% due 06/05/2018	EUR	2,100	3,053

Union Planters Corp.
7.750% due 03/01/2011		$500	508

USB Capital IX
6.189% due 10/29/2049		30,800	24,486

USB Realty Corp.
6.091% due 12/29/2049		40,200	29,949

Ventas Realty LP
6.500% due 06/01/2016		1,100	1,150
6.750% due 04/01/2017		190	198

Vita Capital III Ltd.
1.633% due 01/01/2011		8,000	7,978

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		51,400	56,345

VTB Bank Via VTB Capital S.A.
6.875% due 05/29/2018		15,000	15,882
8.250% due 06/30/2011	EUR	1,130	1,606

Wachovia Bank N.A.
0.366% due 12/02/2010		$50,950	50,964
0.622% due 03/15/2016		200	184
0.834% due 11/03/2014		5,200	4,977
5.080% due 05/25/2017	AUD	1,100	920
5.600% due 03/15/2016		$19,800	22,065
6.000% due 05/23/2013	EUR	11,500	17,150
6.600% due 01/15/2038		$10,127	11,532

Wachovia Capital Trust I
7.640% due 01/15/2027		1,370	1,384

Wachovia Capital Trust II
1.026% due 01/15/2027		25	19

Wachovia Capital Trust III
5.800% due 03/29/2049		162,615	144,321

Wachovia Capital Trust V
7.965% due 06/01/2027		15,361	15,686

Wachovia Corp.
0.447% due 03/01/2012		43,975	43,852
0.562% due 06/15/2017		1,300	1,159
0.636% due 04/23/2012		47,175	46,998
0.656% due 10/15/2011		98,325	98,437
0.656% due 08/01/2013		14,050	13,863
0.815% due 10/28/2015		5,500	5,099
0.896% due 10/15/2016		68,570	62,757
1.053% due 02/13/2014	EUR	41,900	54,891
2.236% due 05/01/2013		$25,315	26,071
4.875% due 02/15/2014		21,280	22,762
4.875% due 11/29/2035	GBP	300	416
5.250% due 08/01/2014		$2,900	3,156
5.300% due 10/15/2011		49,245	51,571
5.500% due 05/01/2013		166,304	182,948
5.500% due 08/01/2035		85	82
5.625% due 10/15/2016		80,500	89,716
5.700% due 08/01/2013		19,650	21,781
5.750% due 06/15/2017		22,525	25,755
5.750% due 02/01/2018		414,380	472,936

Waha Aerospace BV
3.925% due 07/28/2020		5,000	5,148

WCI Finance LLC
5.700% due 10/01/2016		2,500	2,798

WEA Finance LLC
6.750% due 09/02/2019		5	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
0.999% due 08/01/2011	EUR	22,800	$30,768
1.079% due 03/23/2016		3,600	4,652
3.750% due 10/01/2014		$205	218
4.375% due 01/31/2013		26,740	28,555
5.000% due 11/15/2014		100	108
5.125% due 09/01/2012		300	320
5.250% due 10/23/2012		1,650	1,786
5.625% due 12/11/2017		4,575	5,219

Wells Fargo Bank N.A.
0.586% due 05/16/2016		1,500	1,384
0.954% due 09/19/2011	EUR	1,600	2,170
4.750% due 02/09/2015		$13,600	14,585
6.450% due 02/01/2011		5,672	5,778

Wells Fargo Capital X
5.950% due 12/01/2086		16,700	16,350

Wells Fargo Capital XIII
7.700% due 12/29/2049		260,304	271,367

Westpac Banking Corp.
1.109% due 11/26/2015	EUR	100	136
3.250% due 12/16/2011		$17,600	18,124
3.585% due 08/14/2014		15,600	16,769
5.000% due 10/21/2019	GBP	250	414

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		$15,050	15,050

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,287

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		13	13

XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,439

XL Group PLC
5.250% due 09/15/2014		1,600	1,707

Xstrata Finance Canada Ltd.
5.500% due 11/16/2011		11,250	11,791
5.800% due 11/15/2016		1,265	1,400

ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	138

			51,433,179

INDUSTRIALS 5.2%

Abbott Laboratories
5.875% due 05/15/2016		140	169

AES El Salvador Trust
6.750% due 02/01/2016		105	99

Aetna, Inc.
6.000% due 06/15/2016		15,000	17,629
6.500% due 09/15/2018		12,000	14,270

Agilent Technologies, Inc.
6.500% due 11/01/2017		710	819

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		60,066	61,568

Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,391
5.720% due 02/23/2019		4,127	4,202
5.870% due 02/23/2022		2,000	1,971
6.000% due 07/15/2013		25,000	27,217
6.750% due 07/15/2018		32,700	35,292

Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,243

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altria Group, Inc.
8.500% due 11/10/2013		$2,750	$3,295
9.250% due 08/06/2019		85,525	114,829
9.700% due 11/10/2018		98,078	132,958
9.950% due 11/10/2038		5,185	7,494
10.200% due 02/06/2039		28,000	41,505

America Movil SAB de C.V.
3.750% due 06/28/2017	EUR	2,100	2,942
5.000% due 03/30/2020		$133,600	144,739
5.625% due 11/15/2017		25	28
6.125% due 03/30/2040		105,700	118,176

America West Airlines 1998-1A Pass-Through Trust
6.870% due 01/02/2017		1,207	1,134

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		4,012	4,037

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		13,438	15,856

American Airlines, Inc.
10.500% due 10/15/2012		19,300	20,940

AmeriGas Partners LP
7.250% due 05/20/2015		800	832

Amgen, Inc.
5.700% due 02/01/2019		28,026	33,550
5.850% due 06/01/2017		15,000	17,935
6.150% due 06/01/2018		4,500	5,489
6.375% due 06/01/2037		417	509
6.400% due 02/01/2039		30,015	36,472
6.900% due 06/01/2038		7,686	9,979

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,800	1,899
6.950% due 06/15/2019		55	61

Angel Lux Common S.A.
6.399% due 05/01/2016	EUR	89	123
8.875% due 05/01/2016		$2,000	2,135

Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018		9,100	10,344
7.500% due 03/15/2012		500	543

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		370	416
5.375% due 01/15/2020		195	221
6.875% due 11/15/2019		325	405

Apache Corp.
6.000% due 09/15/2013		30	34
7.950% due 04/15/2026		150	207

ArcelorMittal
7.000% due 10/15/2039		70	72

Arch Western Finance LLC
6.750% due 07/01/2013		15,922	16,181

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,199

AstraZeneca PLC
5.400% due 09/15/2012		25	27
5.900% due 09/15/2017		69,200	83,408
6.450% due 09/15/2037		88,900	112,290

Atlantic Richfield Co.
8.500% due 04/01/2012		250	269
8.620% due 03/12/2012		11,000	11,655
9.125% due 03/01/2011		28,757	29,714

AutoZone, Inc.
4.750% due 11/15/2010		200	201
5.500% due 11/15/2015		10,050	11,238
5.750% due 01/15/2015		700	795
5.875% due 10/15/2012		4,800	5,220
6.500% due 01/15/2014		40,000	45,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.950% due 06/15/2016	$1,000	$1,199
7.125% due 08/01/2018	27,000	32,841

Avnet, Inc.
6.625% due 09/15/2016	2,000	2,298

Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,135
6.500% due 03/01/2019	28,300	34,958

Baker Hughes, Inc.
6.500% due 11/15/2013	40	46
6.875% due 01/15/2029	100	126

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	255	290

Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,698

Berry Plastics Corp.
5.276% due 02/15/2015	1,100	1,042

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	158
5.125% due 03/29/2012	10,000	10,596
5.250% due 12/15/2015	82	94

Biomet, Inc.
10.000% due 10/15/2017	925	1,026
10.375% due 10/15/2017 (e)	4,500	4,802

Black & Decker Corp.
5.750% due 11/15/2016	25,000	28,973
8.950% due 04/15/2014	40,400	49,851

BMW U.S. Capital LLC
1.226% due 10/14/2011	8,300	8,319

Boeing Co.
3.500% due 02/15/2015	115	125
8.750% due 08/15/2021	50	72

Boston Scientific Corp.
4.250% due 01/12/2011	575	579
5.125% due 01/12/2017	21,805	22,065
5.450% due 06/15/2014	2,000	2,126
6.000% due 06/15/2011	19,000	19,538
6.000% due 01/15/2020	500	534
6.400% due 06/15/2016	2,000	2,178

Bottling Group LLC
6.950% due 03/15/2014	70	83

Brunswick Corp.
11.750% due 08/15/2013	18,000	20,880

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	18,000	18,263
7.290% due 06/01/2036	55	71

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,345

Canadian National Railway Co.
6.250% due 08/01/2034	100	122

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	100
5.700% due 05/15/2017	590	680
6.250% due 03/15/2038	20,000	23,067
6.500% due 02/15/2037	25,000	29,572
6.700% due 07/15/2011	12,860	13,439

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,699
6.000% due 06/15/2017	10,600	12,139

Caterpillar, Inc.
5.700% due 08/15/2016	100	120
6.050% due 08/15/2036	100	121

CBS Corp.
5.625% due 08/15/2012	15,000	15,926

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	$200	$238

Cemex Finance LLC
9.500% due 12/14/2016	102,000	103,142

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,535

Centex Corp.
4.550% due 11/01/2010	3,100	3,108
5.250% due 06/15/2015	4,500	4,522
5.700% due 05/15/2014	1,500	1,545
6.500% due 05/01/2016	19,120	20,076
7.875% due 02/01/2011	2,200	2,247

Chart Industries, Inc.
9.125% due 10/15/2015	800	819

Chesapeake Energy Corp.
6.625% due 08/15/2020	48,700	51,135
7.250% due 12/15/2018	3,000	3,248
7.625% due 07/15/2013	7,446	8,153
9.500% due 02/15/2015	3,685	4,284

Chukchansi Economic Development Authority
8.000% due 11/15/2013	400	236

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	2,055
9.500% due 05/15/2016	15	16

CIGNA Corp.
6.350% due 03/15/2018	20,000	23,552

Cisco Systems, Inc.
5.250% due 02/22/2011	535	545
5.500% due 02/22/2016	100	118

CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	18,750

CoBank ACB
7.875% due 04/16/2018	4,900	5,695

Codelco, Inc.
6.150% due 10/24/2036	23,200	27,672
7.500% due 01/15/2019	3,400	4,334

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	163

Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	264

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	5,495	6,385

Comcast Cable Communications LLC
6.750% due 01/30/2011	550	561
7.125% due 06/15/2013	400	458

Comcast Corp.
4.950% due 06/15/2016	230	257
5.300% due 01/15/2014	150	168
5.500% due 03/15/2011	5,000	5,108
5.650% due 06/15/2035	435	440
5.700% due 05/15/2018	310	355
5.700% due 07/01/2019	15	17
5.850% due 11/15/2015	575	667
5.900% due 03/15/2016	5,000	5,784
6.300% due 11/15/2017	390	461
6.450% due 03/15/2037	22,000	24,514
6.500% due 01/15/2017	383	456
6.550% due 07/01/2039	120	136
7.050% due 03/15/2033	725	852

Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Computer Sciences Corp.
5.000% due 02/15/2013	$5,000	$5,365
5.500% due 03/15/2013	2,000	2,177
6.500% due 03/15/2018	31,745	36,504

ConocoPhillips
5.900% due 10/15/2032	300	344

Continental Airlines 1998-3 Class A-1 Pass-Through Trust
6.820% due 05/01/2018	4,904	5,032

Continental Airlines 2000-2 Class A-2 Pass-Through Trust
7.487% due 10/02/2010	1,215	1,216

Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	9,220	9,450

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	13,194	15,041

Con-way, Inc.
7.250% due 01/15/2018	19,000	21,168

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	2,000	2,230
9.250% due 06/30/2020	11,000	12,526

Costco Wholesale Corp.
5.500% due 03/15/2017	100	119

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,869

Cox Communications, Inc.
4.625% due 06/01/2013	6,000	6,477
5.450% due 12/15/2014	340	385
5.875% due 12/01/2016	350	405
6.450% due 12/01/2036	5,000	5,503
6.750% due 03/15/2011	6,000	6,161
7.750% due 11/01/2010	1,800	1,809
8.375% due 03/01/2039	105	141
9.375% due 01/15/2019	175	237

CRH America, Inc.
8.125% due 07/15/2018	10,000	12,076

CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,244

CSN Islands XI Corp.
6.875% due 09/21/2019	21,200	23,426

CSN Resources S.A.
6.500% due 07/21/2020	22,000	23,568

CSX Corp.
5.600% due 05/01/2017	21,200	24,274
6.250% due 03/15/2018	5,852	6,958
6.750% due 03/15/2011	10,000	10,253

CVS Caremark Corp.
6.125% due 08/15/2016	6,745	7,976

CVS Pass-Through Trust
7.507% due 01/10/2032	98,910	116,390

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,113
6.000% due 10/01/2015	5,300	5,967
8.950% due 07/01/2017	7,000	8,844

Daimler Finance North America LLC
5.750% due 09/08/2011	76,400	79,792
5.875% due 03/15/2011	50,650	51,814
6.500% due 11/15/2013	37,700	43,156
7.300% due 01/15/2012	29,200	31,415
7.750% due 01/18/2011	40,400	41,197

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	16,414

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Delhaize America, Inc.
9.000% due 04/15/2031	$80	$113

Dell, Inc.
4.700% due 04/15/2013	116,200	126,646
5.650% due 04/15/2018	77,370	89,133
6.500% due 04/15/2038	95,000	109,660

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	5,250	5,282

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	10,000	10,450

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	4,932	5,474

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018	22,000	22,880

Deluxe Corp.
5.125% due 10/01/2014	6,200	6,045

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	5,537	5,731

Devon Energy Corp.
5.625% due 01/15/2014	250	281
6.300% due 01/15/2019	655	794

Devon Financing Corp. ULC
6.875% due 09/30/2011	2,345	2,481
7.875% due 09/30/2031	2,000	2,686

Diageo Capital PLC
5.500% due 09/30/2016	50	58

DISH DBS Corp.
6.375% due 10/01/2011	16,000	16,600
6.625% due 10/01/2014	12,000	12,570
7.000% due 10/01/2013	2,450	2,612
7.125% due 02/01/2016	22,950	24,241
7.750% due 05/31/2015	16,200	17,354

Domtar Corp.
9.500% due 08/01/2016	30,670	35,731

Dow Chemical Co.
2.668% due 08/08/2011	900	911
4.850% due 08/15/2012	31,000	32,820
5.700% due 05/15/2018	500	544
6.000% due 10/01/2012	3,400	3,685
6.125% due 02/01/2011	250	254
6.850% due 08/15/2013	500	552
7.600% due 05/15/2014	1,250	1,462
8.550% due 05/15/2019	50,675	64,089
9.400% due 05/15/2039	600	852

DR Horton, Inc.
5.250% due 02/15/2015	10,000	9,925
5.625% due 09/15/2014	3,000	3,015
5.625% due 01/15/2016	13,700	13,734
6.125% due 01/15/2014	5,000	5,138
6.500% due 04/15/2016	51,500	52,530

Duke University
5.150% due 04/01/2019	5,300	6,125

E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012	175	188
5.000% due 01/15/2013	300	328
5.250% due 12/15/2016	10,000	11,733

Eastman Kodak Co.
7.250% due 11/15/2013	80	77

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	25,025

Ecopetrol S.A.
7.625% due 07/23/2019	79,515	96,611

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Corp.
7.000% due 05/15/2011	$10,850	$11,183
7.000% due 06/15/2017	1,950	2,080
7.875% due 06/15/2012	14,100	15,075
9.625% due 05/15/2012	13,050	14,054
10.750% due 10/01/2010	24,700	24,700

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,644
8.375% due 06/15/2032	9,495	11,546

Emerson Electric Co.
4.500% due 05/01/2013	95	103

Enbridge Energy Partners LP
5.875% due 12/15/2016	50	57

Enbridge, Inc.
4.900% due 03/01/2015	50	56

EnCana Corp.
6.300% due 11/01/2011	10,000	10,553
6.500% due 05/15/2019	95	116
6.500% due 08/15/2034	100	117
6.625% due 08/15/2037	275	324

Energy Transfer Partners LP
5.650% due 08/01/2012	145	154
6.000% due 07/01/2013	435	477
6.125% due 02/15/2017	60	67
6.700% due 07/01/2018	1,000	1,166
7.500% due 07/01/2038	5,000	5,919
9.000% due 04/15/2019	40	51

Enterprise Products Operating LLC
6.500% due 01/31/2019	25,000	29,182
7.500% due 02/01/2011	13,400	13,678
8.375% due 08/01/2066	2,000	2,090

Erac USA Finance LLC
5.800% due 10/15/2012	10,000	10,802
6.375% due 10/15/2017	1,900	2,212

Expedia, Inc.
8.500% due 07/01/2016	16,500	18,026

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,105

Ferrellgas LP
6.750% due 05/01/2014	350	358

First Data Corp.
9.875% due 09/24/2015	4,500	3,701

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	500	629

FMC Corp.
5.200% due 12/15/2019	15,000	16,306

Fortune Brands, Inc.
5.375% due 01/15/2016	33,600	36,891
8.625% due 11/15/2021	10,500	13,276

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,846

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	7,095	7,930

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	6,392	6,584

Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,308

GATX Corp.
4.750% due 10/01/2012	25,000	26,287

Gazprom International S.A.
7.201% due 02/01/2020	2,898	3,152

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	59,710	68,458

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom Via Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	$29,174
6.212% due 11/22/2016		$41,800	44,622
6.510% due 03/07/2022		6,500	6,942
6.605% due 02/13/2018	EUR	500	747
7.288% due 08/16/2037		$48,160	53,871
7.343% due 04/11/2013		52,900	57,926
7.510% due 07/31/2013		35,000	38,748
8.146% due 04/11/2018		197,250	231,701
8.625% due 04/28/2034		191,220	243,806
9.250% due 04/23/2019		20,400	25,500

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		29,159	31,601

Genentech, Inc.
4.750% due 07/15/2015		100	113

General Electric Co.
5.250% due 12/06/2017		31,848	35,899

General Mills, Inc.
5.250% due 08/15/2013		15,000	16,755
6.000% due 02/15/2012		7,013	7,483
11.973% due 10/15/2022		31,750	33,761

Georgia-Pacific LLC
7.000% due 01/15/2015		4,400	4,598
7.125% due 01/15/2017		3,900	4,149
7.700% due 06/15/2015		1,000	1,112
8.125% due 05/15/2011		12,500	13,031
8.250% due 05/01/2016		5,000	5,581
9.500% due 12/01/2011		1,855	2,003

Gerdau Holdings, Inc.
7.000% due 01/20/2020		114,400	128,414

Gerdau Trade, Inc.
5.750% due 01/30/2021 (d)		66,800	68,027

GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	111
4.850% due 05/15/2013		28,530	31,405
5.650% due 05/15/2018		100,045	119,043
6.375% due 05/15/2038		4,045	5,046

Grohe Holding GmbH
3.710% due 01/15/2014	EUR	600	759

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		$15,000	15,169

Hanson Ltd.
6.125% due 08/15/2016		73,000	73,639

Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,035

HCA, Inc.
6.250% due 02/15/2013		8,100	8,282
6.750% due 07/15/2013		9,000	9,225
7.250% due 09/15/2020		7,000	7,525
7.500% due 12/15/2023		3,000	2,835
8.360% due 04/15/2024		2,900	2,856
8.500% due 04/15/2019		7,100	7,952
9.125% due 11/15/2014		14,335	15,141
9.250% due 11/15/2016		36,354	39,444
9.625% due 11/15/2016 (e)		10,000	10,875
9.875% due 02/15/2017		5,225	5,800

Health Management Associates, Inc.
6.125% due 04/15/2016		16,000	16,240

Hewlett-Packard Co.
2.250% due 05/27/2011		1,600	1,621
2.950% due 08/15/2012		35	37
6.500% due 07/01/2012		175	192

Historic TW, Inc.
9.125% due 01/15/2013		12,125	14,157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HJ Heinz Co.
5.350% due 07/15/2013	$27,500	$30,398

HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,544

Home Depot, Inc.
5.400% due 03/01/2016	3,000	3,422

Honeywell International, Inc.
5.300% due 03/01/2018	20	24
6.125% due 11/01/2011	575	607

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	6,000	6,687
6.500% due 02/13/2013	8,000	8,817

Hyundai Capital America
3.750% due 04/06/2016 (d)	20,000	19,959

Hyundai Motor Manufacturing
4.500% due 04/15/2015	6,000	6,203

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,322

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	16,612

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	445	477

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015	60	62

Intergen NV
9.000% due 06/30/2017	1,062	1,128

International Business Machines Corp.
5.600% due 11/30/2039	770	889
5.700% due 09/14/2017	27,958	33,445
7.625% due 10/15/2018	170	226

JC Penney Corp., Inc.
9.000% due 08/01/2012	4,900	5,427

Johnson & Johnson
6.950% due 09/01/2029	100	133

Jones Apparel Group, Inc.
5.125% due 11/15/2014	44,170	45,054

Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013	3,000	3,120

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	50,000	55,375

KB Home
5.750% due 02/01/2014	10,000	9,712
5.875% due 01/15/2015	29,140	27,683
6.250% due 06/15/2015	17,355	16,661

Kellogg Co.
5.125% due 12/03/2012	300	326

Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,398
6.950% due 07/01/2024	3,825	4,182

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,323

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	22

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	230
5.950% due 02/15/2018	29,370	33,220
6.500% due 09/01/2039	10,145	11,006
6.950% due 01/15/2038	28,330	32,357
7.125% due 03/15/2012	165	177
7.400% due 03/15/2031	220	258

Kohl’s Corp.
6.250% due 12/15/2017	40,500	48,477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
5.625% due 11/01/2011		$48,620	$51,078
6.125% due 02/01/2018		150,880	178,157
6.125% due 08/23/2018		15,000	17,754
6.500% due 08/11/2017		10	12
6.875% due 02/01/2038		57,500	69,963

L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,879

Lender Processing Services, Inc.
8.125% due 07/01/2016		500	541

Lennar Corp.
5.500% due 09/01/2014		29,500	28,468
5.600% due 05/31/2015		44,986	42,624
5.950% due 10/17/2011		18,000	18,315
5.950% due 03/01/2013		15,800	15,879
6.500% due 04/15/2016		4,000	3,835

Lexmark International, Inc.
5.900% due 06/01/2013		21,470	23,045
6.650% due 06/01/2018		13,000	14,754

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	483

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,608
6.125% due 12/01/2012		12,040	12,823
6.900% due 07/15/2017		102,465	109,125
8.500% due 06/15/2019		17,000	19,848

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,846

Loews Corp.
5.250% due 03/15/2016		37,500	42,250

Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	162
5.500% due 10/15/2035		50	54

Lyondell Chemical Co.
8.000% due 11/01/2017		41,800	45,771

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		82,730	86,660
5.875% due 01/15/2013		21,364	22,753
5.900% due 12/01/2016		15,000	16,050
7.450% due 07/15/2017		22,500	25,256
8.000% due 07/15/2012		12,125	13,398
8.375% due 07/15/2015		51,610	59,352

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	64,059

Marathon Oil Corp.
6.000% due 10/01/2017		$40,000	46,618

Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,399

Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,709
6.375% due 06/15/2017		14,400	16,090

Masco Corp.
4.800% due 06/15/2015		9,000	8,864
5.850% due 03/15/2017		12,020	11,779
5.875% due 07/15/2012		59,000	61,249
6.125% due 10/03/2016		13,200	13,443
7.125% due 08/15/2013		10,000	10,663

Mattel, Inc.
6.125% due 06/15/2011		10,000	10,327

Maytag Corp.
5.000% due 05/15/2015		10,000	10,557

McDonald’s Corp.
5.000% due 02/01/2019		200	232
5.300% due 03/15/2017		125	145

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McKesson Corp.
5.700% due 03/01/2017		$11,600	$13,530
7.500% due 02/15/2019		8,000	10,119

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,408
7.000% due 12/01/2012		10,000	10,815

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	22,071

Meccanica Holdings USA
6.250% due 01/15/2040		10,600	10,578

MGM Resorts International
9.000% due 03/15/2020		6,000	6,345
10.375% due 05/15/2014		5,650	6,314

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,100	4,382
6.700% due 09/15/2019		55	60

Motorola, Inc.
5.375% due 11/15/2012		9,100	9,694
6.000% due 11/15/2017		400	447
8.000% due 11/01/2011		9,175	9,746

Motors Liquidation Co.
8.375% due 07/05/2033 (a)	EUR	20,000	8,861

Nabors Industries, Inc.
6.150% due 02/15/2018		$45,700	50,939

Nakilat, Inc.
6.067% due 12/31/2033		2,000	2,215

Nalco Co.
8.875% due 11/15/2013		1,200	1,233

New Albertson’s, Inc.
7.450% due 08/01/2029		800	652
7.500% due 02/15/2011		38,470	39,384

New York Times Co.
5.000% due 03/15/2015		26,930	26,537

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,850

Newfield Exploration Co.
6.625% due 04/15/2016		600	627

Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,753

Nielsen Finance LLC
10.000% due 08/01/2014		750	792

Noble Group Ltd.
4.875% due 08/05/2015		49,000	50,803
6.750% due 01/29/2020		81,300	87,835
8.500% due 05/30/2013		9,000	10,194

Nokia OYJ
5.375% due 05/15/2019		115	126
6.625% due 05/15/2039		115	131

Nordstrom, Inc.
6.250% due 01/15/2018		42,825	50,075
6.750% due 06/01/2014		2,400	2,817

Norfolk Southern Corp.
5.750% due 04/01/2018		800	938
6.750% due 02/15/2011		150	153

Northwest Airlines 2000-1 Class G Pass Through Trust
7.150% due 04/01/2021		1,638	1,570

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014		2,367	2,231

Northwest Pipeline GP
7.000% due 06/15/2016		113	137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Novartis Capital Corp.
4.125% due 02/10/2014		$2,969	$3,245
4.400% due 04/24/2020		45,000	50,064

Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	82

Nucor Corp.
5.850% due 06/01/2018		13,000	15,339
6.400% due 12/01/2037		600	720

Office Depot, Inc.
6.250% due 08/15/2013		73,035	72,487

ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,581
6.850% due 10/15/2037		31,800	36,738

OPTI Canada, Inc.
8.250% due 12/15/2014		700	536

Oracle Corp.
4.950% due 04/15/2013		15,030	16,570
5.000% due 01/15/2011		230	233
5.750% due 04/15/2018		19,335	23,026
6.500% due 04/15/2038		10,300	12,840

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	892

Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,821

Pactiv Corp.
8.125% due 06/15/2017		9,800	9,623

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	14,453
5.750% due 03/01/2018		$16,900	18,604
6.250% due 08/05/2013	EUR	1,200	1,779
6.375% due 08/05/2016		1,300	1,967
7.500% due 12/18/2013	GBP	2,260	3,989
9.125% due 10/13/2010		$25	25

PepsiCo, Inc.
7.000% due 03/01/2029		100	132
7.900% due 11/01/2018		700	934

Petrobras International Finance Co.
5.750% due 01/20/2020		130,000	144,545
6.875% due 01/20/2040		50,000	57,479
7.875% due 03/15/2019		63,930	80,037
8.375% due 12/10/2018		5,025	6,316

Petroleos Mexicanos
4.875% due 03/15/2015		700	759
5.500% due 01/09/2017	EUR	3,200	4,629
5.500% due 01/21/2021		$21,200	22,684
8.000% due 05/03/2019		22,800	28,386

Petronas Capital Ltd.
7.875% due 05/22/2022		160	219

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		205	217

Pfizer, Inc.
4.450% due 03/15/2012		250	263
4.650% due 03/01/2018		150	169
7.200% due 03/15/2039		40	55

Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,230

Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	68,998
5.650% due 05/16/2018		26,700	31,310
6.375% due 05/16/2038		34,800	43,042

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	28,899

Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
5.625% due 12/15/2013	$10,000	$10,945
6.125% due 01/15/2017	25	28

PPG Industries, Inc.
6.650% due 03/15/2018	23,500	28,515

Praxair, Inc.
6.375% due 04/01/2012	200	217

President and Fellows of Harvard College
6.000% due 01/15/2019	54,800	66,567
6.500% due 01/15/2039	47,300	61,209

Pride International, Inc.
6.875% due 08/15/2020	18,500	20,234
7.875% due 08/15/2040	6,100	6,763

Princeton University
4.950% due 03/01/2019	6,800	7,809
5.700% due 03/01/2039	10,000	11,868

Pulte Group, Inc.
5.250% due 01/15/2014	35,000	35,262
6.250% due 02/15/2013	10,000	10,550
7.625% due 10/15/2017	2,500	2,612
7.875% due 08/01/2011	14,404	14,908
8.125% due 03/01/2011	9,000	9,214

Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,143

RadioShack Corp.
7.375% due 05/15/2011	45,151	46,957

Rexam PLC
6.750% due 06/01/2013	16,500	17,909

Reynolds American, Inc.
0.992% due 06/15/2011	70,700	70,794
6.750% due 06/15/2017	10,900	12,278
7.250% due 06/01/2012	46,540	50,350
7.250% due 06/01/2013	94,600	106,351
7.250% due 06/15/2037	1,100	1,158
7.625% due 06/01/2016	12,850	15,099
7.750% due 06/01/2018	8,100	9,619

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,701

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	500	558
6.500% due 07/15/2018	150	181
7.125% due 07/15/2028	60	76
8.950% due 05/01/2014	65	80
9.000% due 05/01/2019	110	154

Roche Holdings, Inc.
6.000% due 03/01/2019	94,678	114,894
7.000% due 03/01/2039	297,873	400,900

Rockies Express Pipeline LLC
6.875% due 04/15/2040	8,257	8,164

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	822

Rogers Communications, Inc.
6.375% due 03/01/2014	60	69
6.800% due 08/15/2018	100	124

Rohm and Haas Co.
6.000% due 09/15/2017	140,190	156,744
7.850% due 07/15/2029	4,700	5,253

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	100	103

RPM International, Inc.
6.500% due 02/15/2018	26,800	30,117

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RR Donnelley & Sons Co.
4.950% due 04/01/2014	$800	$831
5.625% due 01/15/2012	40,078	41,059
6.125% due 01/15/2017	10,900	11,431
8.600% due 08/15/2016	25,000	29,145
11.250% due 02/01/2019	25,600	32,287

Ryder System, Inc.
6.000% due 03/01/2013	18,690	20,232

Ryland Group, Inc.
5.375% due 01/15/2015	9,000	8,955
6.625% due 05/01/2020	10,000	9,725
8.400% due 05/15/2017	28,000	30,380

SABMiller PLC
5.500% due 08/15/2013	38,300	42,149
6.500% due 07/01/2016	1,900	2,289

SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	13,025	13,090

Sanmina-SCI Corp.
8.125% due 03/01/2016	300	309

SBA Tower Trust
5.101% due 04/15/2017	2,200	2,386

SCA Finans AB
4.500% due 07/15/2015	5,250	5,645

Seagate Technology HDD Holdings
6.375% due 10/01/2011	39,045	40,412

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,881

Shell International Finance BV
4.300% due 09/22/2019	500	549
5.500% due 03/25/2040	112,100	128,788

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,512

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	742
5.750% due 10/17/2016	21,100	24,886
6.125% due 08/17/2026	10,800	12,727

Snap-On, Inc.
6.125% due 09/01/2021	67,000	75,406

Sonat, Inc.
7.625% due 07/15/2011	25,510	26,573

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,513
8.000% due 03/01/2032	500	589

Southwest Airlines Co.
5.125% due 03/01/2017	3,200	3,366

Southwestern Energy Co.
7.500% due 02/01/2018	500	568

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	26,054
6.200% due 04/15/2018	8,400	9,839

Staples, Inc.
9.750% due 01/15/2014	18,000	22,308

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271	37,696
7.875% due 05/01/2012	35,500	38,251
7.875% due 10/15/2014	43,700	49,162

Steel Dynamics, Inc.
7.375% due 11/01/2012	800	859

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	2,227
6.850% due 06/01/2039	1,600	1,924

SunGard Data Systems, Inc.
9.125% due 08/15/2013	3,100	3,181
10.250% due 08/15/2015	9,000	9,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SUPERVALU, Inc.
8.000% due 05/01/2016	$1,950	$1,974

Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	6,210	6,439

Target Corp.
5.125% due 01/15/2013	2,000	2,185
5.375% due 05/01/2017	40	47
5.875% due 03/01/2012	245	262
6.000% due 01/15/2018	200	242
6.500% due 10/15/2037	5,270	6,475
7.000% due 01/15/2038	152,500	197,327

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,742

TCI Communications, Inc.
8.750% due 08/01/2015	5	6

Teck Resources Ltd.
9.750% due 05/15/2014	5,571	6,875

Temple-Inland, Inc.
6.625% due 01/15/2016	5,000	5,309
6.875% due 01/15/2018	15,430	16,541
7.875% due 05/01/2012	5,500	5,910

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	15,525	17,046
7.500% due 04/01/2017	2,500	2,943
8.000% due 02/01/2016	500	598
8.375% due 06/15/2032	4,400	5,350

Time Warner Cable, Inc.
5.400% due 07/02/2012	9,469	10,148
6.200% due 07/01/2013	730	823
6.550% due 05/01/2037	215	243
6.750% due 07/01/2018	155	185
8.250% due 02/14/2014	20	24
8.250% due 04/01/2019	425	550
8.750% due 02/14/2019	175	231

Time Warner, Inc.
5.875% due 11/15/2016	2,000	2,333
6.500% due 11/15/2036	20,000	22,497
6.875% due 05/01/2012	350	382
7.625% due 04/15/2031	970	1,206
7.700% due 05/01/2032	115	144

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,120
5.950% due 09/15/2013	10,000	10,529
6.750% due 11/01/2019	10,000	10,366
8.910% due 10/15/2017	77,650	90,503

Total Capital S.A.
4.450% due 06/24/2020	72,100	79,044

TransCanada Pipelines Ltd.
6.500% due 08/15/2018	400	490
7.125% due 01/15/2019	35,124	44,568
7.250% due 08/15/2038	110	141
7.625% due 01/15/2039	39,682	53,083

Transocean, Inc.
4.950% due 11/15/2015	223,600	232,850
6.000% due 03/15/2018	3,000	3,195
6.625% due 04/15/2011	5,330	5,471

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,248
6.550% due 10/01/2017	9,300	10,892

Tyson Foods, Inc.
7.350% due 04/01/2016	18,908	21,012
10.500% due 03/01/2014	43,500	52,581

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,101	982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UAL 1991 Pass-Through Trust AB
9.200% due 03/29/2049 (a)	$1,805	$884
10.020% due 03/22/2014 (a)	6,914	2,869
10.125% due 03/22/2015 (a)	9,494	3,774

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	53,258	59,382

UAL Pass-Through Trust Series 2000-1
8.030% due 01/01/2013 (a)	465	571

Unilever Capital Corp.
7.125% due 11/01/2010	100	100

Union Pacific Corp.
5.450% due 01/31/2013	13,475	14,739
5.700% due 08/15/2018	3,300	3,854
6.125% due 02/15/2020	40,000	48,158

Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	128	134

United Technologies Corp.
5.375% due 12/15/2017	20	24
6.100% due 05/15/2012	150	162

UnitedHealth Group, Inc.
1.718% due 02/07/2011	20,700	20,797
4.875% due 02/15/2013	44,500	47,860
4.875% due 04/01/2013	175	189
6.000% due 02/15/2018	110,600	129,304
6.875% due 02/15/2038	7,500	9,004

Universal Corp.
5.000% due 09/01/2011	10,000	10,210
6.250% due 12/01/2014	33,000	36,504

Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	18,935

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016	1,500	1,609
9.500% due 01/21/2020	8,900	10,168

UST LLC
5.750% due 03/01/2018	52,665	56,987

Vale Overseas Ltd.
4.625% due 09/15/2020	22,800	23,659
6.250% due 01/23/2017	39,835	45,692
6.875% due 11/21/2036	39,878	45,647
6.875% due 11/10/2039	81,800	94,136
8.250% due 01/17/2034	2,565	3,277

Valero Energy Corp.
6.625% due 06/15/2037	25	25
9.375% due 03/15/2019	15,000	19,185

Viacom, Inc.
6.250% due 04/30/2016	9,300	10,925
6.875% due 04/30/2036	145	171

Videotron Ltee
9.125% due 04/15/2018	1,850	2,090

Vivendi S.A.
5.750% due 04/04/2013	145,000	157,959
6.625% due 04/04/2018	167,700	194,865

Walgreen Co.
5.250% due 01/15/2019	20	23

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,584
4.550% due 05/01/2013	100	110
5.250% due 09/01/2035	60	65
5.800% due 02/15/2018	48,900	58,917
6.200% due 04/15/2038	22,800	27,588
6.500% due 08/15/2037	38,450	48,154

Walt Disney Co.
6.000% due 07/17/2017	70	86

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waste Management, Inc.
5.000% due 03/15/2014	$7,650	$8,424
6.100% due 03/15/2018	1,800	2,094
7.125% due 12/15/2017	1,800	2,207
7.375% due 03/11/2019	12,000	15,065

Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,734

WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	11,035

WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,129

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	53,688

Westvaco Corp.
7.950% due 02/15/2031	22,000	23,814

Weyerhaeuser Co.
6.750% due 03/15/2012	24,500	25,858
7.375% due 10/01/2019	38,500	42,178
7.375% due 03/15/2032	94,414	96,412
8.500% due 01/15/2025	5,245	5,773

Whirlpool Corp.
5.500% due 03/01/2013	10,300	11,058
6.125% due 06/15/2011	12,000	12,418
6.500% due 06/15/2016	5,000	5,722
7.750% due 07/15/2016	11,000	13,475
8.000% due 05/01/2012	600	654

Williams Cos., Inc.
2.533% due 10/01/2010	720	720

Windstream Corp.
8.125% due 08/01/2013	5,000	5,450
8.625% due 08/01/2016	3,300	3,506

WM Wrigley Jr. Co.
1.664% due 06/28/2011	18,250	18,262
2.450% due 06/28/2012	5,000	5,048
3.050% due 06/28/2013	6,250	6,429

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,096

Wyeth
5.500% due 03/15/2013	10,000	11,079
5.500% due 02/01/2014	25	28
5.500% due 02/15/2016	850	996
5.950% due 04/01/2037	250	296
7.250% due 03/01/2023	250	329

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,240

Xerox Corp.
6.875% due 08/15/2011	100	105

Xstrata Canada Corp.
6.000% due 10/15/2015	110	123

XTO Energy, Inc.
4.900% due 02/01/2014	240	269
5.300% due 06/30/2015	300	350
5.500% due 06/15/2018	115	138

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,390

		13,043,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UTILITIES 1.6%

AES Corp.
7.750% due 03/01/2014		$2,515	$2,704
8.000% due 10/15/2017		2,000	2,170
8.750% due 05/15/2013		834	849
8.875% due 02/15/2011		1,600	1,648
9.750% due 04/15/2016		825	953

AES Red Oak LLC
8.540% due 11/30/2019		7,271	7,507

Alabama Power Co.
5.500% due 10/15/2017		250	289

Alltel Corp.
7.000% due 07/01/2012		10,759	11,841

Appalachian Power Co.
4.950% due 02/01/2015		25	28
5.650% due 08/15/2012		150	161

AT&T Corp.
7.300% due 11/15/2011		2,715	2,909
8.000% due 11/15/2031		350	470

AT&T Mobility LLC
6.500% due 12/15/2011		80	85

AT&T, Inc.
4.950% due 01/15/2013		176,990	192,441
5.100% due 09/15/2014		1,510	1,697
5.350% due 09/01/2040		739	745
5.500% due 02/01/2018		195,000	226,491
5.625% due 06/15/2016		25	29
5.800% due 02/15/2019		335	400
6.300% due 01/15/2038		123,240	139,638
6.400% due 05/15/2038		75	86
6.450% due 06/15/2034		100	113
6.500% due 09/01/2037		309,500	359,200
6.550% due 02/15/2039		50	58
6.700% due 11/15/2013		100	116

Baltimore Gas & Electric Co.
6.125% due 07/01/2013		30	34

BellSouth Corp.
4.295% due 04/26/2021		25,800	26,322
5.200% due 09/15/2014		27,800	31,298
6.550% due 06/15/2034		20,000	22,432

Berry Petroleum Co.
10.250% due 06/01/2014		350	396

BP Capital Markets PLC
2.375% due 12/14/2011		2,730	2,742
2.750% due 06/14/2011	CHF	10,800	11,049
3.125% due 03/10/2012		$20,400	20,809
4.750% due 11/10/2010		2,141	2,144

British Telecommunications PLC
5.150% due 01/15/2013		450	481
9.375% due 12/15/2010		16,138	16,394

Calpine Construction Finance Co. LP and CCFC

Finance Corp.
8.000% due 06/01/2016		18,000	19,350

Carolina Power & Light Co.
6.500% due 07/15/2012		275	301

CenterPoint Energy, Inc.
5.950% due 02/01/2017		7,800	8,784

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	42,304
7.750% due 11/30/2015		1,300	1,554

CenturyLink, Inc.
6.000% due 04/01/2017		8,400	8,816
6.150% due 09/15/2019		4,000	4,098
7.600% due 09/15/2039		8,600	8,437

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	$9,000	$10,006

CMS Energy Corp.
8.500% due 04/15/2011	75	78

Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	117
5.850% due 04/01/2018	105,540	125,238
6.750% due 04/01/2038	90,000	115,568
7.125% due 12/01/2018	335	432

Consolidated Natural Gas Co.
6.250% due 11/01/2011	15,880	16,750

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,226

Cricket Communications, Inc.
9.375% due 11/01/2014	900	936

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	39,474
8.750% due 06/15/2030	2,870	4,029

Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	17,472
5.250% due 08/01/2033	70	81
5.700% due 09/17/2012	100	109
6.400% due 06/15/2018	22,000	26,861
7.000% due 06/15/2038	25	32

Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	16,133
5.625% due 11/30/2012	5,100	5,579
5.750% due 11/15/2013	290	330

Duke Energy Corp.
6.300% due 02/01/2014	267	305

Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	147

E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,422

EDF S.A.
4.600% due 01/27/2020	95,900	104,663
5.500% due 01/26/2014	168,600	190,429
5.600% due 01/27/2040	80,000	89,126
6.500% due 01/26/2019	170,190	208,170
6.950% due 01/26/2039	164,850	215,822

El Paso Performance-Linked Trust
7.750% due 07/15/2011	76,685	79,771

Embarq Corp.
6.738% due 06/01/2013	300	329
7.082% due 06/01/2016	96,169	107,044
7.995% due 06/01/2036	300	320

Enel Finance International S.A.
5.125% due 10/07/2019	235	250
5.700% due 01/15/2013	300	324
6.250% due 09/15/2017	2,400	2,726
6.800% due 09/15/2037	1,700	1,926

Entergy Gulf States, Inc.
5.250% due 08/01/2015	184	184
5.700% due 06/01/2015	10	10

FirstEnergy Corp.
6.450% due 11/15/2011	607	636

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	116

Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,296

Florida Power Corp.
5.650% due 06/15/2018	70	83

FPL Group Capital, Inc.
7.875% due 12/15/2015	8,000	9,982

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund  (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
2.125% due 09/16/2015	$15,000	$15,127
4.375% due 07/08/2014	1,300	1,435
7.750% due 03/01/2011	10,105	10,403
8.500% due 03/01/2031	490	711

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,525
7.125% due 03/15/2019	1,925	1,983
8.250% due 05/01/2014	500	552

GTE Corp.
6.940% due 04/15/2028	50	58

Gulf Power Co.
5.300% due 12/01/2016	40	46

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	150

Indiana Michigan Power Co.
5.650% due 12/01/2015	425	480

Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	345

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	212

Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	65

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	138,028	140,444
5.700% due 01/05/2016	15,300	15,855

Kinder Morgan, Inc.
6.500% due 09/01/2012	4,250	4,521

Koninklijke KPN NV
8.000% due 10/01/2010	21,284	21,284

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	5,700	6,400

KT Corp.
4.875% due 07/15/2015	100	108

Majapahit Holding BV
7.250% due 10/17/2011	15,000	15,843
7.750% due 01/20/2020	5,400	6,507
8.000% due 08/07/2019	3,000	3,645

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,000	1,052

MidAmerican Energy Co.
4.650% due 10/01/2014	100	112

MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	76
6.125% due 04/01/2036	44,325	50,869

Midwest Generation LLC
8.560% due 01/02/2016	1,319	1,304

Monongahela Power Co.
7.950% due 12/15/2013	13,000	15,289

National Grid PLC
6.300% due 08/01/2016	4,500	5,321

Nevada Power Co.
6.750% due 07/01/2037	500	610
7.125% due 03/15/2019	165	205

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	60,870
8.125% due 05/01/2012	1,051	1,168

NGPL PipeCo LLC
6.514% due 12/15/2012	201,330	214,229
7.119% due 12/15/2017	58,640	63,715

Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	20,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.375% due 01/15/2017	$11,700	$12,022
8.250% due 09/01/2020	48,000	49,740
8.500% due 06/15/2019	20	21

NV Energy, Inc.
6.750% due 08/15/2017	10	10

Ohio Edison Co.
5.450% due 05/01/2015	350	392

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	134

Pacific Gas & Electric Co.
5.800% due 03/01/2037	525	585
8.250% due 10/15/2018	470	625

PacifiCorp
5.500% due 01/15/2019	75	88

Peco Energy Co.
5.950% due 10/01/2036	50	59

Penn Virginia Corp.
10.375% due 06/15/2016	400	440

PPL Capital Funding, Inc.
6.700% due 03/30/2067	2,008	1,910

PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,669
6.300% due 07/15/2013	10,000	11,139
6.400% due 11/01/2011	11,000	11,614

Progress Energy, Inc.
7.050% due 03/15/2019	17,500	21,727
7.100% due 03/01/2011	1,623	1,664
7.750% due 03/01/2031	520	688

PSEG Power LLC
5.000% due 04/01/2014	10,425	11,483
5.320% due 09/15/2016	2,305	2,584
5.500% due 12/01/2015	8,000	9,040
6.950% due 06/01/2012	172	189
7.750% due 04/15/2011	2,979	3,090

Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	57

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	18,200

Qwest Corp.
3.542% due 06/15/2013	22,820	23,961
6.500% due 06/01/2017	300	329
7.500% due 10/01/2014	1,700	1,930
7.625% due 06/15/2015	2,450	2,805
7.875% due 09/01/2011	7,135	7,572
8.875% due 03/15/2012	47,175	51,892

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	66,942	72,528

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	551
5.832% due 09/30/2016	12,223	13,359
5.838% due 09/30/2027	45,300	50,700
6.332% due 09/30/2027	7,000	7,974
6.750% due 09/30/2019	11,400	13,592

Sempra Energy
9.800% due 02/15/2019	15,000	20,942

Southern California Edison Co.
5.500% due 08/15/2018	25	30

Southern California Gas Co.
4.375% due 01/15/2011	70	71
5.750% due 11/15/2035	75	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Capital Corp.
6.900% due 05/01/2019	$2,700	$2,727
7.625% due 01/30/2011	3,770	3,841
8.375% due 03/15/2012	19,250	20,694

Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	4,466

Telecom Italia Capital S.A.
0.946% due 02/01/2011	3,310	3,305
1.135% due 07/18/2011	4,325	4,310
4.875% due 10/01/2010	15,912	15,912
5.250% due 11/15/2013	119	128
5.250% due 10/01/2015	35	38
6.000% due 09/30/2034	122	115
6.999% due 06/04/2018	15,030	17,289

Telefonica Emisiones SAU
5.855% due 02/04/2013	114	124
5.877% due 07/15/2019	20	23
6.221% due 07/03/2017	200	234
6.421% due 06/20/2016	196	230
7.045% due 06/20/2036	75	90

TELUS Corp.
8.000% due 06/01/2011	4,853	5,082

Tenaska Alabama Partners LP
7.000% due 06/30/2021	81	82

Verizon Communications, Inc.
5.250% due 04/15/2013	18,310	20,218
5.500% due 04/01/2017	1,735	1,990
5.550% due 02/15/2016	1,900	2,202
5.850% due 09/15/2035	615	665
6.100% due 04/15/2018	65,115	77,543
6.900% due 04/15/2038	14,955	18,237
8.750% due 11/01/2018	1,014	1,382

Verizon Global Funding Corp.
6.875% due 06/15/2012	150	165
7.375% due 09/01/2012	235	263
7.750% due 12/01/2030	9,570	12,388

Verizon New England, Inc.
6.500% due 09/15/2011	300	315

Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	916

Verizon Virginia, Inc.
4.625% due 03/15/2013	500	536

Verizon Wireless Capital LLC
2.945% due 05/20/2011	64,400	65,484
3.750% due 05/20/2011	6,400	6,528
5.250% due 02/01/2012	33,400	35,377
5.550% due 02/01/2014	1,262	1,429
8.500% due 11/15/2018	340	464

Virgin Media Finance PLC
9.500% due 08/15/2016	800	908

Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	8,443
6.350% due 11/30/2037	25,500	31,304
8.875% due 11/15/2038	65	99

Vodafone Group PLC
0.584% due 02/27/2012	40,000	40,063
0.632% due 06/15/2011	75	75
5.450% due 06/10/2019	425	493
5.625% due 02/27/2017	353	404
5.750% due 03/15/2016	545	625
6.150% due 02/27/2037	105	123

		4,109,387

Total Corporate Bonds & Notes (Cost $62,447,299)		68,585,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	$4,000	$4,070

National City Corp.
4.000% due 02/01/2011	43,800	44,402

ProLogis
2.250% due 04/01/2037	10,500	10,211

U.S. Bancorp
0.000% due 12/11/2035	10,000	9,982
0.000% due 09/20/2036	85	80

		68,745

INDUSTRIALS 0.1%

Amgen, Inc.
0.125% due 02/01/2011	79,238	79,337

Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	43,610

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,000

Medtronic, Inc.
1.500% due 04/15/2011	20,400	20,528

Transocean, Inc.
1.500% due 12/15/2037	128,200	125,820
1.625% due 12/15/2037	21,400	21,346

		291,641

Total Convertible Bonds & Notes (Cost $350,924)		360,386

MUNICIPAL BONDS & NOTES 2.9%

ALABAMA 0.0%

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,303

ARIZONA 0.0%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	5,283

Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.057% due 01/01/2032	4,815	6,418
19.246% due 01/01/2031	3,700	5,674

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
8.570% due 01/01/2032	500	521

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,033
5.500% due 07/01/2037	5,000	4,398

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	10,000	10,287

		33,614

ARKANSAS 0.0%

Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CALIFORNIA 1.0%

Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	$3,500	$1,759
0.000% due 08/01/2025	3,000	1,418

Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,213

Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	117

Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	459

Burbank, California Revenue Bonds, Series 2010
6.323% due 06/01/2040	25,000	26,904

California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,042

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	100,235	111,980

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	30,585	33,176
7.043% due 04/01/2050	170,000	187,439

California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	6,710	7,203

California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	838
0.000% due 08/01/2028	2,825	967
0.000% due 08/01/2029	2,940	939

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	157

California State East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	1,135
0.000% due 08/01/2022	1,490	799

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,267

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	80,655
7.500% due 04/01/2034	70,200	76,446
7.550% due 04/01/2039	99,037	107,803

California State General Obligation Bonds, Series 2010
7.625% due 03/01/2040	100	110
7.950% due 03/01/2036	11,500	12,341

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	50	54
5.950% due 04/01/2016	3,200	3,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	$68,100	$74,724

California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,714

California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	820

California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	500

California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	71,000	78,623

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	63,220	66,612
7.804% due 03/01/2035	12,955	13,803
8.000% due 03/01/2035	7,070	7,348

California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	702

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,685	2,705
5.750% due 06/01/2029	3,000	3,004
6.000% due 06/01/2035	10,000	8,940
6.125% due 06/01/2038	2,000	1,798
6.125% due 06/01/2043	2,000	1,625

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (g)	15,000	12,880
0.000% due 06/01/2033	10,540	1,453

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	15,500	16,913

California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,502

California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	3,020

California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	3,990	3,631

California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,506

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,209
5.250% due 07/01/2042	1,250	982
5.500% due 11/01/2038	2,750	2,359

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	17,820

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,940	1,667

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,000	$	1,089
0.000% due 08/01/2025	3,535		1,712
0.000% due 08/01/2027	2,500		1,056

Compton, California Community Redevelopment Agency Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305		1,333

Contra Costa, California Community College District General Obligation Bonds, Series 2010
6.504% due 08/01/2034	35,000		38,286

Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130		1,409

Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560		466
0.000% due 10/01/2032	1,265		323

Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000		416

Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440		921

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000		1,061
0.000% due 01/15/2034	5,000		959

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200		19,505
5.000% due 06/01/2038	45,000		43,049

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000		4,509
5.000% due 06/01/2033	25,700		20,241
5.125% due 06/01/2047	37,000		25,333
5.750% due 06/01/2047	67,100		50,842

Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900		721

Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450		947

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042	32,375		35,758
6.680% due 08/01/2036	12,625		13,744
6.750% due 08/01/2049	120,755		135,203

Los Angeles, California Department of Airports Revenue Bonds, Series 2009
6.582% due 05/15/2039	10,875		12,127

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	58,000		62,996

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,000		50,630
6.166% due 07/01/2040	39,690		40,459

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.928% due 07/01/2013	$12,500	$14,702

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	71,985	72,791
5.755% due 07/01/2029	2,500	2,560

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	73,854
6.758% due 07/01/2034	69,300	78,664

Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	474

Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	942

Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,646

Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	712

Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	714
0.000% due 08/01/2025	2,830	1,263
0.000% due 08/01/2027	2,775	1,073

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,773

Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,407

Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,474

Orange County, California Sanitation District Revenue Bonds, Series 2010
5.580% due 02/01/2040	29,530	30,075

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	426
0.000% due 12/01/2031	1,230	406
0.000% due 12/01/2032	1,225	379

Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	907

Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,582

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	20,000	21,871
7.200% due 08/01/2039	35,000	40,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,610	$1,403
0.000% due 08/01/2024	5,000	2,530
0.000% due 08/01/2025	4,000	1,904
0.000% due 08/01/2026	4,000	1,775
0.000% due 08/01/2027	4,500	1,857

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2010
6.325% due 08/01/2040	10,000	10,937

Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,905	4,888

Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023	885	450

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (d)	35,000	35,618

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	50,000	55,552

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,069
7.750% due 09/01/2040	5,000	5,020

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	51,880	41,072

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
6.000% due 11/01/2040	10,000	10,467

San Francisco, California City & County Revenue Bonds, Series 2010
5.500% due 10/01/2029	9,180	9,148
5.600% due 10/01/2030	9,520	9,554
5.820% due 10/01/2040	19,315	19,367

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	953

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2025	10,895	5,263
0.000% due 08/01/2026	12,215	5,566

San Mateo, California Union High School District General Obligation Bonds, Series 2010
6.733% due 09/01/2034	15,745	16,876

Sanger, California Unified School District Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,362

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,058
0.000% due 08/01/2028	3,520	1,279
0.000% due 08/01/2030	2,500	776
0.000% due 08/01/2031	3,780	1,086
0.000% due 08/01/2032	3,770	1,003

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (FSA Insured), Series 2010
7.400% due 09/01/2036	$2,000	$2,109

Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	916
0.000% due 08/01/2027	3,550	1,512

Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	489

Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016	170	174

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	12,200	12,151

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025	9,000	9,703
6.538% due 07/01/2039	40,000	42,903

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	27,740

Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,406
0.000% due 08/01/2024	2,705	1,369
0.000% due 05/01/2027	2,000	836

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	954

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	47,000	50,142

Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,670	2,316

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	2,000	2,188

University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	18,700	19,724

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	36,000	36,563
6.296% due 05/15/2050	34,000	34,096

Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	548
0.000% due 08/01/2026	2,410	1,034

Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	447

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	20,115	22,555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025	$2,110	$926

		2,458,198

COLORADO 0.0%

Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	821

Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	4,361
0.000% due 09/01/2037	15,000	2,879

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	889

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024	5,000	5,345

		14,295

CONNECTICUT 0.0%

Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	169

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	160,000	171,896

FLORIDA 0.0%

Austin Trust Various States General Obligation Bonds, Series 2008
8.760% due 06/01/2032	14,375	15,802

Broward County, Florida Revenue Bonds, Series 2010
5.764% due 10/01/2025	15,000	15,558
6.206% due 10/01/2030	15,000	15,399

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,758

Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.724% due 12/01/2026	2,755	4,768

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	4,320

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	34,600	36,808

		95,413

GEORGIA 0.0%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	115,634	122,654

ILLINOIS 0.5%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,510

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	10,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037	$32,670	$7,344
0.000% due 01/01/2038	29,145	6,173
0.000% due 01/01/2039	32,670	6,519

Chicago, Illinois General Obligation Bonds, Series 2010
6.257% due 01/01/2040	11,000	11,258

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.794% due 01/01/2014	12,465	13,119

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	15,000	17,087

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,578
6.750% due 12/01/2032	3,456	3,355

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,025	2,025

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	64,687
6.899% due 12/01/2040	398,840	430,229

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	61,200	61,964

Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	4,005
7.000% due 01/01/2028	2,740	2,493

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	1,001

Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,185
5.750% due 05/15/2031	2,000	1,911
6.000% due 11/15/2037 (a)	1,500	450
7.000% due 12/01/2037 (a)	3,481	453

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	871

Illinois State General Obligation Bonds, Series 2010
6.630% due 02/01/2035	58,000	57,088
6.725% due 04/01/2035	59,400	59,430
6.900% due 03/01/2035	4,700	4,737

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	404
3.321% due 01/01/2013	4,700	4,782
4.071% due 01/01/2014	113,000	117,165
4.421% due 01/01/2015	102,800	107,237
4.790% due 04/01/2016	16,800	17,575
5.090% due 04/01/2017	25,300	26,465
5.297% due 04/01/2018	27,000	28,025
5.547% due 04/01/2019	9,900	10,347

Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.305% due 06/01/2026	2,315	3,563

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	$60,000	$19,707
0.000% due 12/15/2032	55,000	15,765
0.000% due 12/15/2033	50,000	13,245
0.000% due 06/15/2038	2,460	486

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	34,200	38,396

Illinois State Toll Highway Authority Revenue Bonds, Series 2009
5.851% due 12/01/2034	20,000	20,605
6.184% due 01/01/2034	10,800	11,546

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	581

		1,207,048

INDIANA 0.0%

Evansville, Indiana Redevelopment Authority Revenue Bonds, Series 2010
6.960% due 02/01/2034	7,630	7,937

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	38,000	41,652

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,861
5.750% due 09/01/2042	2,000	1,910

		54,360

IOWA 0.0%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,831

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	22,500	24,838

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,758
6.500% due 06/01/2023	46,270	42,880

		83,307

KANSAS 0.0%

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	425

LOUISIANA 0.1%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045	80,000	82,969

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,464

		102,433

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	37,495

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.230% due 08/01/2032	250	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	$30,600	$36,104

		73,860

MICHIGAN 0.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	755	597

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	104

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	656
5.000% due 09/01/2036	1,500	1,082

Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,440	1,343

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	320	255

Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	50,000	53,356

		57,393

MINNESOTA 0.0%

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,078

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	79

		1,157

MISSISSIPPI 0.0%

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.313% due 01/01/2033	10,000	10,899

MISSOURI 0.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,015

Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	378

		2,393

NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	44,800	48,000

NEVADA 0.2%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	140,600	156,059

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	90,000	104,288
7.100% due 06/01/2039	33,000	34,782
7.263% due 06/01/2034	47,500	50,576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2010
5.650% due 03/01/2035	$15,085	$15,398
5.700% due 03/01/2040	10,885	11,115

		372,218

NEW JERSEY 0.1%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	511

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,210	2,211

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	114,800	114,266

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,734

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	12,086
5.000% due 06/01/2041	32,755	22,685

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	26,566

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	655	814

		180,873

NEW YORK 0.4%

Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,709

Austin Trust Various States Revenue Bonds, Series 2007
9.279% due 06/15/2038	69,000	77,962

Austin Trust Various States Revenue Bonds, Series 2008
12.745% due 11/01/2027	5,000	6,233
13.504% due 11/01/2027	5,000	6,742

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,239

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,317

New York City, New York General Obligation Bonds, Series 2009
5.985% due 12/01/2036	7,310	7,745
6.435% due 12/01/2035	4,900	5,164
6.491% due 03/01/2021	190	223

New York City, New York General Obligation Bonds, Series 2010
5.968% due 03/01/2036	45,000	48,419

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	114,280	119,485
5.790% due 06/15/2041	57,000	58,181
6.124% due 06/15/2042	75,000	77,223
6.491% due 06/15/2042	18,000	19,185

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	$25,000	$26,858
5.508% due 08/01/2037	70,000	72,837
5.808% due 08/01/2030	20,000	20,846

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,499

New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,265	13,543

New York State Dormitory Authority Revenue Bonds, Series 2009
5.427% due 03/15/2039	25,000	25,344

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.128% due 09/15/2029	13,810	17,889

New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.308% due 07/15/2012	6,820	8,158

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,020	1,273

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.989% due 11/15/2030	40,000	42,372
6.089% due 11/15/2040	40,000	42,266
6.548% due 11/15/2031	27,525	29,820
6.648% due 11/15/2039	80,000	87,122

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	440

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	19,929

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	54,000	57,280

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	1,020

		906,323

NORTH CAROLINA 0.0%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
13.484% due 05/01/2026	4,880	6,542

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	826

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,333

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	36,200	39,318

		48,019

NORTH DAKOTA 0.0%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OHIO 0.2%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2010
6.540% due 12/01/2036	$2,980	$3,150

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	86,000	92,455

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	50,000	51,257

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,417
5.875% due 06/01/2030	13,800	11,149
5.875% due 06/01/2047	386,400	283,231
6.500% due 06/01/2047	9,000	7,231

University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026	5,000	5,381
7.875% due 06/01/2031	7,000	7,387

		469,658

OREGON 0.0%

Oregon State Department of Administrative Services Certificate of Participation Bonds, Series 2010
6.130% due 05/01/2030	16,025	17,100
6.180% due 05/01/2035	18,170	19,259

		36,359

PENNSYLVANIA 0.1%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	797
5.375% due 11/15/2040	50,800	38,797

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	480

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	32,000	33,510

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	900	988

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	7,000	7,363
6.765% due 06/01/2040	25,000	26,270

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	320

		108,525

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	5,648
0.000% due 08/01/2054	77,000	5,125

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,215

		11,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RHODE ISLAND 0.0%

Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	$165	$168

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,975

		7,143

SOUTH CAROLINA 0.0%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	559

SOUTH DAKOTA 0.0%

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,486

TENNESSEE 0.0%

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,164

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	5,000	4,375

		5,539

TEXAS 0.2%

Austin Trust Various States Revenue Bonds, Series 2008
8.763% due 08/15/2030	6,595	7,517

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	30,000	31,507

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.794% due 02/15/2014	6,500	7,388

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
6.171% due 08/15/2034	500	538

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	140	163

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	150,000	166,732

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	75	82

North Texas State Tollway Authority Revenue Bonds, Series 2010
8.910% due 02/01/2030	50,500	51,869

San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	10,500	11,070

Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	19,625	22,171

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.898% due 02/15/2032	$4,690	$6,512
18.693% due 02/15/2028	5,565	8,397

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.470% due 02/15/2012	3,985	4,492

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	81,500	87,674

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	6,323
0.000% due 08/15/2025	19,990	8,412

Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030	5,000	5,216

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,340	6,012

		432,075

UTAH 0.0%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	648

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,134

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	214

Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	3,944

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	480	562

Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,755

		8,257

VIRGINIA 0.0%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,924

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	8,000	8,598

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,563

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,321

Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,065

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,228

		36,775

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$161,300	$	125,290

WISCONSIN 0.0%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250		1,021

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250		1,990

			3,011

Total Municipal Bonds & Notes (Cost $6,840,139)			7,306,360

U.S. GOVERNMENT AGENCIES 26.6%

Bolivia Government AID Bond
0.375% due 02/01/2019	4,000		3,844

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	28		26
0.000% due 10/09/2019	13,300		8,802
0.316% due 07/25/2037	873		876
0.376% due 03/25/2034	233		231
0.386% due 03/25/2036	9,141		8,490
0.406% due 08/25/2034	198		190
0.456% due 05/25/2035 - 10/27/2037	101,175		101,022
0.496% due 06/25/2032	40		40
0.506% due 03/25/2035	54		54
0.556% due 02/25/2032	33		33
0.566% due 04/25/2037	193,308		193,115
0.576% due 06/25/2037	46		46
0.606% due 07/25/2021 - 03/25/2044	19,734		19,632
0.656% due 06/25/2029 - 11/25/2036	17,897		17,909
0.657% due 04/18/2028	131		132
0.666% due 09/25/2035	46,477		46,439
0.701% due 02/25/2037	57,459		57,383
0.706% due 10/25/2030 - 09/25/2037	15,768		15,767
0.707% due 10/18/2030	933		938
0.731% due 08/25/2021 - 03/25/2022	27		27
0.756% due 03/25/2017 - 04/25/2038	152,926		153,560
0.807% due 12/18/2031	365		367
0.836% due 08/25/2037	29,834		29,951
0.856% due 05/25/2030	400		400
0.881% due 11/25/2013 - 08/25/2022	76		76
0.906% due 05/25/2030	400		399
0.931% due 10/25/2023 - 03/25/2024	2,335		2,363
0.956% due 06/25/2040	153,878		154,526
0.986% due 06/25/2040	35,067		35,245
1.006% due 06/25/2040	77,606		77,971
1.081% due 01/25/2022	34		35
1.111% due 01/25/2022	83		84
1.131% due 12/25/2021	38		39
1.156% due 04/25/2032	49		50
1.181% due 04/25/2021	4		4

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

1.281% due 04/25/2023	$246	$	252
1.506% due 04/01/2027	34		35
1.586% due 07/01/2042 - 10/01/2044	46,799		46,651
1.587% due 12/01/2044	5,282		5,311
1.588% due 03/01/2044	1,231		1,246
1.625% due 10/26/2015	375,400		375,888
1.636% due 09/01/2041	50		50
1.665% due 01/01/2021	16		16
1.738% due 04/01/2027	39		41
1.747% due 06/01/2035	1,574		1,619
1.786% due 10/01/2030 - 10/01/2040	3,627		3,683
1.920% due 11/01/2023	30		31
1.994% due 10/01/2034	1,853		1,928
2.000% due 02/01/2020	9		9
2.027% due 05/01/2023	136		136
2.039% due 02/01/2022	172		177
2.072% due 03/01/2034	7,642		7,975
2.077% due 09/01/2035	133		137
2.149% due 09/01/2022	104		106
2.207% due 03/01/2019	634		652
2.209% due 12/01/2020	416		428
2.272% due 02/01/2034	59		61
2.290% due 06/01/2021	370		384
2.297% due 01/01/2020	442		451
2.310% due 08/01/2025	834		866
2.328% due 11/01/2035	4,563		4,666
2.360% due 05/01/2024	13		13
2.386% due 05/01/2034	517		539
2.391% due 05/01/2035	262		272
2.411% due 10/01/2024	23		24
2.440% due 12/01/2023	179		186
2.470% due 04/01/2027 - 06/01/2035	1,919		2,008
2.474% due 08/01/2032	51		53
2.475% due 05/01/2022	10		10
2.499% due 04/01/2033	74		77
2.507% due 07/01/2024	280		292
2.509% due 11/01/2025	136		142
2.510% due 03/01/2033	200		209
2.512% due 02/01/2035	557		579
2.515% due 09/01/2029	4		4
2.539% due 05/01/2033	250		258
2.545% due 08/01/2033	27		29
2.550% due 03/01/2035	62		65
2.555% due 05/01/2024	75		78
2.560% due 01/01/2036	837		874
2.562% due 02/01/2027 - 07/01/2035	396		415
2.565% due 11/01/2023	137		143
2.566% due 08/01/2027	1,204		1,261
2.570% due 06/01/2034	25		26
2.575% due 12/01/2023 - 06/01/2024	238		247
2.585% due 09/01/2033	158		166
2.589% due 03/01/2035	1,219		1,279
2.591% due 04/01/2024	235		237
2.595% due 07/01/2026	11		11
2.597% due 01/01/2035	9,549		9,934
2.599% due 12/01/2034	222		230
2.608% due 05/01/2025	210		220
2.614% due 11/01/2025	127		133
2.615% due 05/01/2030	13		13

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.621% due 01/01/2035	$12,905	$	13,409
2.625% due 01/01/2035	227		236
2.628% due 03/01/2025	654		685
2.630% due 12/01/2034	238		246
2.644% due 05/01/2035	24,496		25,645
2.645% due 06/01/2035	7,784		8,143
2.648% due 04/01/2027	48		50
2.653% due 12/01/2034	99		102
2.655% due 10/01/2024	95		99
2.656% due 11/01/2035	3,481		3,648
2.659% due 11/01/2025	465		488
2.661% due 08/01/2026	102		107
2.662% due 01/01/2035	10,220		10,601
2.665% due 06/01/2035	12,074		12,646
2.672% due 05/01/2035	3,926		4,123
2.675% due 11/01/2034 - 09/01/2035	4,024		4,183
2.683% due 12/01/2022	24		25
2.684% due 06/01/2035	171		179
2.687% due 02/01/2035	71		75
2.690% due 11/01/2025	67		70
2.698% due 10/01/2034	1,847		1,912
2.699% due 09/01/2024	128		134
2.700% due 10/01/2027	97		102
2.701% due 06/01/2030	100		100
2.709% due 05/25/2035	23,669		25,141
2.715% due 05/01/2026	42		44
2.720% due 07/01/2026 - 07/01/2035	3,048		3,202
2.721% due 10/01/2034	396		412
2.739% due 08/01/2035	1,335		1,402
2.750% due 02/01/2024	56		59
2.751% due 07/01/2033	17		17
2.753% due 11/01/2034	3,966		4,160
2.754% due 12/01/2025	280		295
2.755% due 01/01/2026	135		141
2.766% due 09/01/2034	1,126		1,168
2.769% due 07/01/2034	3,921		4,109
2.775% due 11/01/2025	25		25
2.778% due 05/01/2035	15,986		16,758
2.788% due 03/01/2036	358		376
2.789% due 02/01/2035	3,477		3,649
2.790% due 11/01/2035	519		540
2.792% due 09/01/2035	7,981		8,280
2.800% due 08/01/2031	123		129
2.801% due 11/01/2034	3,011		3,123
2.804% due 08/01/2035	6,983		7,329
2.805% due 08/01/2035	822		860
2.816% due 02/01/2036	318		334
2.820% due 06/01/2033	101		106
2.829% due 02/01/2035	3,258		3,422
2.832% due 04/01/2034	290		303
2.835% due 11/01/2023	14		15
2.853% due 08/01/2035	298		311
2.858% due 06/01/2025	68		71
2.870% due 08/01/2023	54		54
2.883% due 12/01/2034	111		116
2.896% due 11/01/2032	92		96
2.897% due 02/01/2035	4,370		4,564
2.900% due 09/01/2034	16,337		17,153
2.907% due 12/01/2027	260		273
2.913% due 12/01/2025	162		170
2.916% due 07/01/2035	2,645		2,783
2.921% due 11/01/2034	62		65

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.922% due 08/01/2035	$49	$	52
2.930% due 11/01/2035	577		605
2.945% due 06/01/2035	1,024		1,078
2.950% due 08/01/2035	3,368		3,540
2.952% due 12/01/2034	44		46
2.961% due 09/01/2017	465		469
2.972% due 04/01/2026 - 08/01/2027	46		49
2.975% due 12/01/2026	12		13
2.980% due 06/01/2025	330		346
3.000% due 09/16/2014	43,400		46,460
3.006% due 12/01/2024	12		13
3.008% due 12/01/2034	1,428		1,490
3.011% due 12/01/2033	420		442
3.018% due 07/01/2035	1,632		1,714
3.020% due 02/01/2028	56		59
3.028% due 07/01/2035	1,836		1,928
3.046% due 12/01/2023	54		56
3.047% due 10/01/2020	16		16
3.060% due 06/01/2023	85		87
3.068% due 02/01/2035	3,573		3,755
3.075% due 03/01/2033	128		130
3.082% due 07/01/2017	640		648
3.085% due 03/01/2026	50		53
3.105% due 09/01/2023	132		135
3.108% due 09/01/2024	92		94
3.117% due 10/01/2034	3,797		3,975
3.133% due 08/01/2027	870		917
3.143% due 09/01/2035	1,625		1,668
3.144% due 09/01/2035	7,048		7,250
3.145% due 11/01/2031	178		186
3.171% due 10/01/2023	19		20
3.183% due 11/01/2034	1,712		1,798
3.204% due 12/01/2030	13		14
3.220% due 07/01/2019	10		10
3.231% due 02/01/2033	2		2
3.238% due 03/01/2034	7,026		7,379
3.250% due 10/01/2024 - 11/01/2026	39		41
3.314% due 12/01/2018	23		24
3.325% due 10/01/2020	27		28
3.349% due 01/01/2036	564		595
3.359% due 12/01/2035	17		18
3.372% due 11/01/2024	1,519		1,548
3.418% due 02/01/2028	488		496
3.500% due 11/01/2027	45		47
3.533% due 10/01/2026	10		11
3.548% due 01/01/2018	81		83
3.552% due 09/01/2019	553		569
3.601% due 09/01/2035	210		220
3.685% due 09/01/2014	13		13
3.686% due 05/01/2030	12		12
3.820% due 06/01/2023	18		19
3.875% due 08/01/2024	90		93
3.897% due 11/01/2019	115		115
3.955% due 07/01/2021	29		30
4.000% due 11/01/2010 - 12/01/2040	4,677,626		4,796,749
4.100% due 12/17/2018	1,250,000		1,258,921
4.129% due 07/01/2019	72		72
4.150% due 12/17/2018	900,000		906,784
4.200% due 05/01/2021	8		8
4.239% due 08/01/2027	80		84
4.291% due 10/01/2019	134		141

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.347% due 04/01/2034	$15	$	16
4.375% due 04/01/2017	29		30
4.451% due 02/01/2028	29		30
4.478% due 05/01/2023	293		300
4.485% due 06/01/2015	118		123
4.486% due 07/01/2024	116		122
4.500% due 10/01/2010 - 10/01/2040	20,850,065		21,728,031
4.555% due 09/01/2028	234		244
4.565% due 09/01/2021	11		12
4.655% due 12/01/2036	840		877
4.679% due 04/01/2038	30		31
4.680% due 12/01/2012	351		373
4.685% due 11/01/2035	18,733		19,483
4.733% due 04/01/2018	142		149
4.747% due 11/01/2035	12,769		13,301
4.751% due 03/01/2035	92		95
4.770% due 11/01/2012	48		51
4.776% due 12/01/2017	608		639
4.825% due 02/01/2020	38		38
4.856% due 02/01/2013	320		341
4.862% due 04/01/2013	49		52
4.866% due 04/01/2035	2,900		3,050
4.868% due 09/01/2034	971		1,008
4.870% due 05/01/2013	124		132
4.903% due 03/01/2035	254		265
4.915% due 10/01/2027	200		209
5.000% due 03/02/2015 - 10/13/2040	4,322,507		4,554,488
5.025% due 11/01/2022	17		17
5.032% due 06/01/2035	2,502		2,665
5.036% due 03/01/2024	23		24
5.107% due 09/01/2035	2,951		3,143
5.109% due 10/01/2035	2,122		2,260
5.112% due 09/01/2035	2,577		2,744
5.131% due 11/01/2035	2,035		2,168
5.146% due 11/01/2010	16		16
5.152% due 08/01/2035	2,105		2,245
5.156% due 11/01/2035	2,484		2,648
5.157% due 02/01/2016	192		217
5.160% due 10/01/2035	1,995		2,125
5.166% due 08/01/2035	2,317		2,471
5.170% due 07/01/2035	2,882		3,073
5.186% due 10/01/2035	3,416		3,642
5.198% due 08/01/2035	2,194		2,340
5.204% due 06/01/2029	66		67
5.222% due 09/01/2035	1,876		2,005
5.237% due 12/01/2035	2,520		2,691
5.238% due 09/01/2035	40		43
5.241% due 08/01/2022	829		830
5.244% due 07/01/2035	1,848		1,971
5.250% due 08/01/2012	110		119
5.256% due 09/01/2035	2,867		3,055
5.266% due 07/01/2035	1,908		2,031
5.272% due 10/01/2035	2,877		3,067
5.273% due 11/01/2035	12		12
5.290% due 11/25/2033	1,092		1,171
5.308% due 02/01/2021	59		59
5.310% due 08/25/2033	3,508		3,764
5.321% due 10/01/2035	3,015		3,222
5.329% due 02/01/2021	46		49
5.332% due 11/01/2035	3,052		3,262
5.333% due 01/01/2036	52		55
5.348% due 11/01/2035	3,738		3,994

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 08/25/2043	$2,236	$2,399
5.375% due 07/15/2016 - 03/01/2023	426	497
5.376% due 01/01/2036	2,298	2,454
5.410% due 09/01/2012	275	292
5.424% due 05/01/2036	1,291	1,356
5.445% due 12/01/2017	4	4
5.473% due 01/01/2037	369	393
5.495% due 01/01/2037	326	347
5.500% due 02/01/2012 - 11/01/2040	8,045,609	8,586,679
5.504% due 09/01/2021	7	7
5.529% due 01/01/2036	1,376	1,472
5.533% due 03/01/2036	1,927	2,064
5.585% due 12/01/2035	1,685	1,808
5.589% due 02/01/2036	3,594	3,853
5.617% due 03/01/2036	1,023	1,094
5.664% due 03/01/2036	2,521	2,705
5.672% due 09/01/2036	6	7
5.692% due 02/01/2036	332	356
5.717% due 03/01/2036	2,757	2,961
5.730% due 06/01/2022	13	14
5.746% due 04/01/2036	10	10
5.750% due 01/01/2020 - 08/25/2034	1,936	2,082
5.774% due 09/01/2037	22	24
5.778% due 05/01/2037	48	52
5.780% due 09/01/2012	464	495
5.790% due 10/01/2017	387	437
5.800% due 02/09/2026 (n)	50,000	50,807
5.813% due 03/01/2023	228	229
5.844% due 12/01/2036	148	157
5.844% due 06/25/2037 (b)	7,138	443
5.862% due 07/01/2032	81	87
5.879% due 06/01/2036	566	609
5.908% due 03/01/2023	556	589
5.912% due 10/01/2011	857	877
5.915% due 02/01/2012	752	785
5.930% due 06/01/2022	31	33
5.939% due 11/01/2011	109	112
5.950% due 02/25/2044	561	612
5.953% due 06/21/2027	200	207
5.975% due 02/01/2012	401	418
5.994% due 05/25/2037 - 01/25/2040 (b)	47,728	8,409
6.000% due 07/01/2011 - 10/25/2044	10,014,546	10,804,217
6.069% due 09/01/2036	31	33
6.072% due 05/01/2011	424	426
6.113% due 02/01/2012	480	503
6.160% due 08/01/2017	152	174
6.200% due 05/01/2011 - 01/01/2012	611	627
6.250% due 02/25/2029	1,336	1,425
6.280% due 06/15/2027	166,000	176,418
6.290% due 02/25/2029	500	586
6.294% due 07/25/2036 (b)	5,341	624
6.300% due 10/17/2038	8,601	9,883
6.305% due 05/01/2011	314	315
6.344% due 06/25/2037 (b)	6,844	742
6.390% due 05/25/2036	7,548	8,506
6.394% due 07/25/2037 (b)	8,595	776
6.480% due 01/01/2011	236	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/01/2011 - 02/25/2047	$211,500	$235,853
6.641% due 05/01/2014	45	47
6.750% due 10/25/2023	228	265
6.795% due 11/01/2021	39	39
6.900% due 12/01/2010 - 05/25/2023	207	208
6.960% due 07/01/2019	160	177
7.000% due 12/01/2010 - 01/25/2048	19,330	21,556
7.059% due 08/25/2037	654	728
7.142% due 03/25/2039	42	45
7.244% due 09/25/2038 (b)	3,680	342
7.250% due 01/01/2023	697	789
7.360% due 04/01/2011	271	273
7.375% due 05/25/2022	781	908
7.500% due 12/01/2010 - 07/25/2041	4,521	5,196
7.750% due 01/25/2022	1,166	1,317
7.780% due 01/01/2018	1,963	2,293
7.800% due 10/25/2022 - 06/25/2026	203	239
8.000% due 12/01/2010 - 07/01/2032	3,203	3,762
8.000% due 08/18/2027 (b)	8	2
8.060% due 04/01/2030	1,649	1,927
8.080% due 04/01/2030	908	1,062
8.200% due 04/25/2025	3	4
8.490% due 06/01/2025	818	981
8.500% due 06/01/2012 - 10/01/2032	2,646	3,094
8.750% due 01/25/2021	151	175
9.000% due 02/01/2013 - 11/01/2025	1,440	1,648
9.188% due 09/25/2028	277	277
9.250% due 04/25/2018	15	17
9.300% due 05/25/2018 - 08/25/2019	50	59
9.500% due 06/25/2018 - 03/01/2026	588	682
10.000% due 11/01/2013 - 05/01/2022	99	110
10.500% due 11/01/2013 - 04/01/2022	13	15
11.000% due 11/01/2013 - 11/01/2020	94	118
11.481% due 09/25/2033	265	269
11.500% due 08/20/2016 - 11/01/2019	3	3
14.750% due 08/01/2012	4	4
15.000% due 10/15/2012	10	11
15.484% due 06/25/2036	818	870
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011 - 08/01/2012	2	3
16.000% due 09/01/2012	4	5
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022	0	3

Farmer Mac
8.008% due 01/25/2012	450	454

Federal Farm Credit Bank
1.875% due 12/07/2012	300	308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
1.375% due 06/08/2012	$250	$254
1.625% due 09/26/2012	50,000	51,077
2.000% due 09/14/2012	109,000	112,118
4.750% due 12/12/2014	100	114
5.000% due 03/14/2014	70	79
5.625% due 06/13/2016	175	196

Federal Housing Administration
1.000% due 08/01/2020	356	356
6.780% due 07/25/2040	7,096	7,156
6.880% due 02/01/2041	10,804	10,896
6.896% due 07/01/2020	7,312	7,278
6.960% due 05/01/2016	178	177
6.997% due 09/01/2019	31	31
7.110% due 05/01/2019	1,596	1,592
7.315% due 08/01/2019	3,113	3,120
7.350% due 04/01/2019 - 11/01/2020	522	522
7.375% due 02/01/2018	127	127
7.380% due 04/01/2041	2,349	2,369
7.400% due 01/25/2020	922	922
7.430% due 10/01/2018 - 06/01/2024	7,029	7,038
7.430% due 12/01/2018 (a)	2,339	2,338
7.450% due 05/01/2021	2,088	2,088
7.460% due 01/01/2023	46	46
7.465% due 11/01/2019	1,664	1,668
7.500% due 03/01/2032	3,017	3,018
7.580% due 12/01/2040	7,034	7,087
7.630% due 08/01/2041	16,897	17,154
7.780% due 11/01/2040	7,041	7,154
8.250% due 01/01/2041	4,513	4,597

Freddie Mac
0.000% due 08/15/2033 - 10/15/2033 (c)	2,529	2,237
0.296% due 12/25/2036	11,319	11,253
0.407% due 07/15/2019	17,298	17,257
0.497% due 05/15/2036	58	58
0.507% due 07/15/2034	789	788
0.516% due 08/25/2031	352	328
0.607% due 12/15/2029 - 06/15/2031	3,835	3,836
0.625% due 10/30/2012	391,000	391,660
0.657% due 06/15/2018 - 03/15/2035	33,234	33,202
0.707% due 06/15/2023 - 12/15/2031	80	80
0.757% due 06/15/2030 - 12/15/2032	388	389
0.837% due 07/15/2037	9,027	9,045
0.957% due 08/15/2037	7,065	7,109
0.967% due 10/15/2037	1,793	1,804
0.977% due 05/15/2037 - 09/15/2037	7,913	7,958
1.000% due 08/28/2012	25,000	25,239
1.125% due 07/27/2012	235,000	237,833
1.256% due 05/25/2043	10,542	9,992
1.312% due 02/15/2021	13	13
1.586% due 10/25/2044 - 02/25/2045	49,343	50,413
1.786% due 07/25/2044	6,140	6,158
1.875% due 04/01/2017	4	4
2.000% due 06/01/2017	2	2
2.020% due 10/25/2023	735	744

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 12/01/2016	$96	$99
2.147% due 06/01/2022	9	9
2.217% due 03/01/2024	210	220
2.282% due 03/01/2035	2,437	2,531
2.359% due 09/01/2023	151	158
2.394% due 07/01/2023	205	215
2.414% due 06/01/2033	334	348
2.453% due 02/01/2018	89	92
2.472% due 07/01/2032	2	2
2.487% due 12/01/2022	14	14
2.497% due 04/01/2023	11	12
2.500% due 01/01/2019	1	1
2.522% due 07/01/2023	56	59
2.534% due 05/01/2035	24,079	25,264
2.539% due 07/01/2020	119	124
2.559% due 06/01/2020	71	74
2.561% due 04/01/2025	74	78
2.569% due 08/01/2023	88	91
2.572% due 05/01/2023	134	140
2.574% due 06/01/2022	359	376
2.583% due 04/01/2025	14	15
2.590% due 06/01/2022	84	88
2.606% due 10/01/2023	50	53
2.607% due 05/01/2023	20	20
2.610% due 07/01/2022	93	97
2.611% due 02/01/2023	72	76
2.615% due 09/01/2023 - 11/01/2026	379	394
2.619% due 07/01/2025	454	477
2.628% due 05/01/2023	61	64
2.630% due 10/01/2026	277	290
2.631% due 01/01/2034	4,859	5,052
2.632% due 02/01/2025	16	17
2.635% due 06/01/2035	3,238	3,388
2.640% due 09/01/2023	467	488
2.643% due 07/01/2024	54	57
2.661% due 08/01/2023	416	434
2.665% due 08/01/2035	233	244
2.678% due 02/01/2026	376	394
2.684% due 06/01/2024	387	405
2.696% due 09/01/2028	3	3
2.700% due 06/01/2024	232	243
2.707% due 09/01/2035	58	60
2.708% due 08/01/2035	755	793
2.709% due 04/01/2024	567	594
2.723% due 08/01/2023	74	78
2.736% due 10/01/2024	119	124
2.744% due 09/01/2023	331	345
2.750% due 12/01/2023	111	117
2.757% due 02/01/2036	695	724
2.762% due 11/01/2028	442	464
2.778% due 07/01/2033	27	28
2.780% due 07/01/2027	21	22
2.786% due 09/01/2035	92	96
2.802% due 04/01/2029	120	126
2.810% due 07/01/2035	32	33
2.813% due 07/01/2030	792	833
2.827% due 06/01/2021	330	348
2.835% due 08/01/2023	923	971
2.870% due 01/01/2028	20	21
2.875% due 01/01/2024	32	33
2.885% due 03/01/2035	22	23
2.912% due 08/01/2023	1	1
2.913% due 08/01/2035	51	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.939% due 08/01/2023	$41	$42
2.940% due 11/01/2023	160	166
2.943% due 07/01/2035	10,742	11,321
2.945% due 07/01/2032	80	84
2.952% due 10/01/2023	134	134
2.978% due 07/01/2019	183	193
2.990% due 11/01/2023	2	2
2.997% due 06/01/2030	364	380
3.103% due 10/01/2023	143	149
3.155% due 10/01/2023	251	261
3.178% due 11/01/2034	116	122
3.290% due 01/01/2022	74	74
3.294% due 10/01/2023	99	104
3.320% due 09/01/2035	10,038	10,534
3.426% due 12/01/2026	569	573
3.494% due 09/01/2035	66	69
3.500% due 06/01/2019 - 07/15/2032	1,354	1,384
3.507% due 03/01/2022	937	975
3.569% due 05/01/2021	1,049	1,079
3.667% due 08/15/2032	3,637	3,725
3.750% due 11/15/2017	589	603
3.771% due 10/01/2035	37,674	39,036
3.780% due 02/01/2019	114	119
3.906% due 12/01/2018	228	232
3.940% due 10/01/2022	42	44
3.989% due 05/01/2022	22	23
4.000% due 04/01/2011 - 10/01/2040	2,705,178	2,774,770
4.012% due 01/01/2021	37	37
4.138% due 09/01/2023	26	27
4.230% due 10/25/2023	147	145
4.265% due 05/01/2020	57	57
4.310% due 01/01/2035	460	479
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 10/01/2040	2,227,024	2,316,158
4.530% due 01/01/2019	48	48
4.655% due 03/01/2035	595	623
4.704% due 10/01/2020	7	7
4.794% due 03/01/2021	469	473
4.811% due 10/01/2035	16,380	17,067
4.826% due 10/01/2035	2,791	2,901
4.828% due 11/01/2035	21,039	21,596
4.832% due 10/01/2035	18,150	18,891
4.875% due 09/01/2018	49	51
4.877% due 11/01/2035	15,840	16,491
4.895% due 10/01/2035	15,132	15,734
4.928% due 04/01/2029	31	33
5.000% due 11/01/2010 - 02/01/2038	61,795	64,793
5.062% due 07/01/2019	4	4
5.067% due 05/01/2018	202	204
5.075% due 01/01/2019	1	1
5.089% due 10/01/2035	3,055	3,250
5.105% due 05/01/2018	46	49
5.121% due 01/01/2036	11	12
5.125% due 07/15/2012	100,000	108,220
5.217% due 05/01/2037	285	303
5.227% due 05/01/2018	176	177
5.305% due 10/01/2020	205	206
5.306% due 09/01/2037	36	38
5.359% due 12/01/2035	1,766	1,888
5.385% due 11/01/2035	1,725	1,845

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.405% due 05/01/2020	$13	$14
5.461% due 01/01/2037	486	518
5.474% due 02/01/2038	90	97
5.500% due 09/01/2012 - 07/01/2047	1,280,059	1,359,984
5.511% due 06/01/2037	39	42
5.566% due 07/01/2036	23	24
5.598% due 12/01/2037	222	237
5.695% due 04/01/2036	8	8
5.699% due 03/01/2036	1,362	1,463
5.715% due 05/01/2036	794	837
5.784% due 02/01/2037	44	47
5.812% due 04/01/2036	1,304	1,367
5.825% due 05/01/2037	94	100
5.844% due 02/01/2037	39	41
5.900% due 06/15/2022 - 04/01/2036	2,335	2,514
5.950% due 06/15/2028	47,483	48,577
5.993% due 02/15/2038 (b)	6,646	778
6.000% due 01/01/2011 - 10/01/2040	1,383,291	1,488,244
6.250% due 12/15/2028 - 01/15/2036	942	1,028
6.393% due 11/15/2036 (b)	56,273	8,005
6.500% due 11/01/2010 - 10/25/2043	254,942	277,371
6.750% due 09/15/2029 - 03/15/2031	74,600	103,352
6.950% due 07/15/2021 - 08/15/2021	86	92
7.000% due 10/01/2010 - 10/25/2043	29,928	33,696
7.000% due 09/15/2023 (b)	19	4
7.400% due 02/01/2021	666	666
7.500% due 05/01/2011 - 11/01/2037	12,927	14,393
7.645% due 05/01/2025	6,157	7,093
7.800% due 09/15/2020	8	10
8.000% due 01/01/2012 - 09/15/2024	2,943	3,461
8.250% due 06/01/2016 - 06/15/2022	472	581
8.500% due 07/01/2014 - 06/01/2030	1,638	1,750
8.611% due 10/15/2033	2,279	2,356
8.614% due 10/15/2033	4,161	4,313
8.686% due 11/15/2033	2,417	2,564
8.750% due 12/15/2020	89	109
8.900% due 11/15/2020	589	721
9.000% due 08/01/2016 - 07/01/2030	454	506
9.000% due 05/01/2022 (b)	4	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	497	568
10.000% due 06/01/2017 - 03/01/2021	30	34
10.500% due 10/01/2017 - 01/01/2021	10	12
10.877% due 02/15/2036	2,155	2,184
11.000% due 06/01/2011 - 05/01/2020	24	24
13.250% due 10/01/2013	34	38
14.000% due 04/01/2016	1	2

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
884.500% due 01/15/2021 (b)	$0	$2
1007.500% due 02/15/2022 (b)	0	4

Ginnie Mae
0.557% due 05/20/2037	173,575	172,990
0.657% due 06/16/2031 - 03/16/2032	395	397
0.707% due 11/16/2029 - 10/16/2030	494	496
0.757% due 02/16/2030 - 04/16/2032	2,754	2,774
0.807% due 12/16/2025	77	78
0.857% due 02/16/2030	1,875	1,892
0.907% due 02/16/2030	785	790
1.207% due 03/20/2031	131	131
1.230% due 02/20/2060	49,157	48,943
2.750% due 02/20/2032	925	951
3.000% due 11/20/2032	290	299
3.125% due 12/20/2018 - 10/20/2033	22,365	23,079
3.130% due 04/16/2016	603	609
3.250% due 01/20/2028 - 03/20/2030	5,720	5,908
3.375% due 02/20/2017 - 05/20/2032	46,023	47,532
3.500% due 12/20/2017 - 02/20/2034	288	299
3.625% due 07/20/2017 - 09/20/2033	28,424	29,400
3.875% due 01/20/2025	14	14
4.000% due 12/20/2015 - 08/20/2018	67	70
4.500% due 04/16/2028 - 06/15/2040	93,024	98,336
4.750% due 07/20/2035	1,886	2,022
5.000% due 10/20/2029 - 07/20/2034	1,100	1,146
5.196% due 10/16/2037	1,500	1,694
5.244% due 04/16/2038	1,560	1,770
5.500% due 05/15/2021 - 11/01/2040	6,981	7,514
6.000% due 03/15/2013 - 11/01/2040	998,939	1,085,474
6.250% due 03/16/2029	486	520
6.343% due 08/16/2033 (b)	2,947	517
6.500% due 04/15/2026 - 07/15/2040	75,776	82,782
6.670% due 08/15/2040	896	900
6.750% due 06/20/2028 - 10/16/2040	32,821	36,853
7.000% due 12/15/2010 - 10/15/2034	5,435	5,864
7.500% due 06/15/2011 - 03/15/2032	5,780	6,581
7.700% due 03/15/2041	6,420	6,615
7.750% due 08/20/2025 - 12/15/2040	1,544	1,650
8.000% due 10/15/2011 - 10/20/2031	993	1,159
8.250% due 04/15/2020	63	71
8.300% due 06/15/2019	14	16
8.500% due 07/15/2016 - 04/15/2031	852	1,009
9.000% due 04/20/2016 - 01/15/2031	776	890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 12/20/2016	$1	$1
9.500% due 05/15/2016 - 07/15/2025	286	323
10.000% due 02/15/2013 - 02/15/2025	288	325
10.250% due 02/20/2019	8	9
10.500% due 12/15/2015 - 09/15/2021	75	82
11.000% due 06/15/2013 - 09/15/2017	4	5
11.500% due 04/15/2013 - 10/15/2015	7	7
12.000% due 11/15/2012 - 05/15/2016	38	39
13.000% due 12/15/2012	1	1
13.500% due 12/15/2012 - 09/15/2014	5	6
15.000% due 08/15/2011 - 09/15/2012	12	12
16.000% due 01/15/2012	1	1
17.000% due 11/15/2011 - 12/15/2011	3	3

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	144	145
1.000% due 03/25/2025 - 07/25/2025	119	119
1.100% due 01/25/2019 - 11/25/2024	155	156
3.870% due 01/01/2014	636	655
4.120% due 03/10/2014	1,032	1,080
4.330% due 07/01/2014	125	130
4.340% due 03/01/2024	182	195
4.350% due 07/01/2023	581	622
4.504% due 02/01/2014	36	38
4.524% due 02/10/2013	2,803	2,941
4.625% due 02/01/2025	1,181	1,275
4.684% due 09/10/2014	3,111	3,288
4.750% due 07/01/2025	819	892
4.754% due 08/10/2014	1,352	1,441
4.770% due 04/01/2024	876	947
4.840% due 02/01/2023	609	656
4.870% due 12/01/2024	1,649	1,816
4.890% due 12/01/2023	1,057	1,154
4.930% due 01/01/2024	2,078	2,251
4.950% due 03/01/2025	1,727	1,881
4.980% due 11/01/2023	7,761	8,344
5.090% due 10/01/2025	702	770
5.110% due 05/01/2017 - 08/01/2025	1,794	1,953
5.120% due 11/01/2017	169	182
5.130% due 09/01/2023	4,602	5,000
5.136% due 08/10/2013	335	357
5.160% due 02/01/2028	2,961	3,251
5.170% due 01/01/2028	2,171	2,418
5.190% due 01/01/2017 - 07/01/2024	407	442
5.200% due 11/01/2015	282	299
5.230% due 11/01/2016	322	345
5.240% due 08/01/2023	523	563
5.290% due 12/01/2027	70,814	79,116
5.310% due 05/01/2027	377	420
5.320% due 04/01/2027	447	498
5.340% due 11/01/2021	4,974	5,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 09/01/2016	$255	$273
5.490% due 05/01/2028	25,179	28,199
5.600% due 09/01/2028	5,444	6,108
5.680% due 06/01/2028	23,771	26,869
5.725% due 09/01/2018	43,152	47,392
5.780% due 08/01/2027	72	80
5.820% due 07/01/2027	3,085	3,434
5.870% due 07/01/2028	743	845
5.902% due 02/10/2018	5,896	6,627
6.020% due 08/01/2028	814	936
6.030% due 02/10/2012	2,728	2,854
6.070% due 07/01/2026	1,166	1,310
6.340% due 03/01/2021	7,987	8,754
6.344% due 08/01/2011	104	107
6.640% due 02/01/2011	699	713
6.700% due 12/01/2016	2,074	2,250
6.900% due 12/01/2020	2,473	2,721
6.950% due 11/01/2016	516	551
7.060% due 11/01/2019	393	433
7.150% due 03/01/2017	792	871
7.190% due 12/01/2019	69	77
7.220% due 11/01/2020	614	677
7.500% due 04/01/2017	503	550
7.630% due 06/01/2020	3,612	4,020
7.700% due 07/01/2016	60	66

Tennessee Valley Authority
5.250% due 09/15/2039	98,000	114,175

Vendee Mortgage Trust
0.433% due 06/15/2023 (b)	17,604	198
6.500% due 09/15/2024	12,721	13,521
6.816% due 01/15/2030	1,784	2,022

Total U.S. Government Agencies (Cost $66,192,414)		67,023,206

U.S. TREASURY OBLIGATIONS 26.0%

Treasury Inflation Protected Securities (h)
1.250% due 07/15/2020	200,730	210,970
1.750% due 01/15/2028	710,965	753,789
2.000% due 01/15/2026	474,458	521,830
2.125% due 02/15/2040	896,791	1,001,673
2.375% due 01/15/2025	619,806	712,680
2.375% due 01/15/2027	582,145	671,969
2.500% due 01/15/2029	1,675,443	1,977,023
3.375% due 04/15/2032	61,411	82,905
3.625% due 04/15/2028	353,150	472,365
3.875% due 04/15/2029	421,318	585,763

U.S. Treasury Notes
0.375% due 08/31/2012 (m)	1,664,645	1,663,540
0.625% due 06/30/2012	2,030,900	2,039,464
0.625% due 07/31/2012	2,543,000	2,554,029
1.000% due 08/31/2011	5,000	5,034
1.250% due 08/31/2015 (m)	625,600	625,698
1.750% due 07/31/2015	1,385,135	1,419,011
1.875% due 06/30/2015 (j)(k)	5,840,400	6,020,635
1.875% due 08/31/2017	1,476,000	1,475,308
1.875% due 09/30/2017	2,371,300	2,367,224
2.125% due 05/31/2015 (k)(l)	4,838,700	5,046,604
2.250% due 01/31/2015	500	525
2.375% due 07/31/2017	5,231,900	5,406,023
2.500% due 04/30/2015	3,152,700	3,343,341
2.500% due 06/30/2017 (k)(l)(n)	7,651,525	7,973,126
2.625% due 02/29/2016	700	744
2.750% due 11/30/2016	1,045,000	1,110,803
2.750% due 05/31/2017	4,219,800	4,465,734

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/28/2017		$1,351,500	$1,454,025
3.125% due 10/31/2016		452,400	491,207
3.125% due 01/31/2017		326,400	353,813
3.125% due 04/30/2017 (j)(k)(l)(n)		7,364,900	7,973,079
3.250% due 05/31/2016		1,200	1,314
3.250% due 12/31/2016		1,582,100	1,727,455
3.250% due 03/31/2017		929,600	1,013,990
3.875% due 05/15/2018		7,714	8,713
9.875% due 11/15/2015		115,600	164,730

Total U.S. Treasury Obligations (Cost $63,649,139)			65,696,136

MORTGAGE-BACKED SECURITIES 5.4%

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		8	9

Adjustable Rate Mortgage Trust
2.998% due 11/25/2035		15,646	11,663
4.928% due 08/25/2035		6,444	5,762
5.323% due 11/25/2035		1,442	1,156
5.343% due 01/25/2036		4,847	4,254

American Home Mortgage Assets
0.446% due 05/25/2046		44,169	23,819
0.446% due 09/25/2046		18,037	9,634
0.466% due 10/25/2046		27,263	13,945
1.070% due 02/25/2047		19,486	9,885
1.290% due 11/25/2046		93,579	45,190

American Home Mortgage Investment Trust
2.034% due 09/25/2045		12,715	11,255
2.159% due 09/25/2035		600	572
2.550% due 10/25/2034		6,429	5,610
2.678% due 02/25/2045		60,210	52,392

Arkle Master Issuer PLC
1.519% due 05/17/2060		801,200	799,030

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	127,600	173,717
2.403% due 05/16/2047		349,850	476,292

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		$1,754	1,771
4.342% due 03/11/2041		323	327
4.772% due 07/11/2043		26,855	27,266
4.811% due 12/10/2042		10	11
5.381% due 01/15/2049		517	533
5.414% due 09/10/2047		15,000	16,009
5.421% due 04/10/2049		92	95
5.451% due 01/15/2049		1,410	1,481
5.492% due 02/10/2051		25,000	26,218
5.596% due 06/10/2039		460	502
5.611% due 05/10/2045		58	59
5.837% due 06/10/2049		14,050	14,526
5.867% due 04/10/2049		5,349	5,484
5.928% due 05/10/2045		29,000	31,852
5.934% due 02/10/2051		3,680	3,965
6.339% due 02/10/2051		24,070	26,427
9.073% due 10/11/2037		92	113

Banc of America Funding Corp.
0.547% due 05/20/2035		2,190	1,242
2.893% due 05/25/2035		110,651	110,212
2.940% due 03/20/2035		3,531	3,442
3.342% due 11/20/2034		2,232	1,827
4.000% due 02/20/2036		2,496	2,327
4.952% due 09/20/2034		3,362	3,463
5.243% due 03/20/2036		3,261	2,711
5.250% due 09/20/2034		103	104
5.319% due 11/20/2035		5,366	3,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/25/2034		$47,342	$43,305
5.580% due 05/20/2036		12,326	10,401
5.674% due 05/20/2036		18,148	17,905
5.688% due 03/20/2036		921	790
5.698% due 04/20/2036		15,875	13,751
5.753% due 10/25/2036		2,223	1,553
5.837% due 01/25/2037		1,816	1,118
5.888% due 04/25/2037		5,497	4,382
5.929% due 10/20/2046		8,053	5,457
5.939% due 01/20/2047		398	294
6.000% due 09/25/2036		18,597	15,991

Banc of America Large Loan, Inc.
0.767% due 08/15/2029		1,417	1,269
5.698% due 06/24/2050		35,400	39,072
6.098% due 02/15/2051		40,000	43,647

Banc of America Mortgage Securities, Inc.
0.956% due 11/25/2035		7,446	5,688
2.766% due 07/25/2034		415	381
2.866% due 06/25/2035		6,000	4,896
2.924% due 07/25/2033		325	317
2.942% due 07/25/2035		4,960	4,467
2.944% due 05/25/2035		27,125	22,922
2.958% due 05/25/2033		515	502
3.043% due 03/25/2035		23,973	20,441
3.081% due 08/25/2035		18,620	14,920
3.180% due 02/25/2035		6,195	5,453
3.306% due 01/25/2035		4,865	4,154
3.530% due 07/20/2032		1,025	1,009
4.477% due 12/25/2033		3,930	3,890
5.004% due 11/25/2035		2,921	2,482
5.193% due 11/25/2034		4,895	4,631
5.227% due 07/25/2035		4,337	3,983
5.279% due 04/25/2035		6,013	5,532
5.351% due 07/25/2035		5,129	4,805
5.391% due 02/25/2036		4,463	3,505
5.500% due 11/25/2033		42	42
6.000% due 07/25/2046		5,000	4,274
6.500% due 10/25/2031		161	163
6.500% due 09/25/2033		7,883	8,162

Bauhaus Securities Ltd.
1.216% due 10/30/2052	EUR	3	4

BCAP LLC Trust
0.426% due 01/25/2037		$92,873	52,739
5.500% due 11/25/2034		33,691	32,478

BCRR Trust
4.230% due 07/22/2016		2,961	3,013
4.230% due 12/22/2026		3,382	3,385
4.230% due 12/22/2028		2,007	2,043
4.230% due 03/22/2031		4,546	4,715
4.230% due 07/22/2032		570	571
4.230% due 10/22/2032		3,589	3,590
4.230% due 12/22/2032		2,488	2,503
4.230% due 01/22/2033		11,435	11,486
4.230% due 03/22/2033		836	841
4.230% due 05/22/2033		7,070	7,141
4.230% due 08/22/2033		20,508	20,947
4.230% due 11/22/2033		16,893	17,377
4.230% due 12/22/2033		2,007	2,011
4.230% due 02/22/2034		739	742
4.230% due 03/22/2034		6,053	6,144
4.230% due 04/22/2034		4,863	5,019
4.230% due 05/22/2034		12,778	13,328
4.230% due 09/22/2034		4,594	4,667
4.230% due 04/22/2035		2,095	2,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.230% due 05/22/2035	$3,936	$4,040
4.230% due 06/22/2035	2,887	2,988
4.230% due 09/22/2035	1,950	1,956
4.230% due 12/22/2035	12,657	13,058
4.230% due 04/22/2036	3,847	3,905
4.230% due 11/22/2036	4,474	4,621
4.230% due 06/22/2038	2,509	2,585
4.230% due 02/22/2041	3,298	3,446
5.858% due 07/17/2040	10,000	10,892

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	11,073	9,794
2.560% due 08/25/2035	1,152	1,093
2.616% due 04/25/2034	9,779	9,377
2.714% due 08/25/2033	65	62
2.760% due 03/25/2035	12,129	11,589
2.764% due 05/25/2033	1,183	1,189
2.775% due 08/25/2033	333	324
2.888% due 04/25/2033	2,495	2,472
2.934% due 03/25/2035	1,040	999
2.937% due 08/25/2035	10,724	7,878
2.939% due 11/25/2034	220	209
2.961% due 04/25/2033	292	287
2.972% due 05/25/2034	35	35
2.979% due 07/25/2034	738	674
3.013% due 05/25/2034	110	104
3.063% due 10/25/2035	226,371	214,970
3.113% due 09/25/2034	565	488
3.118% due 03/25/2035	8,398	6,927
3.141% due 11/25/2034	4,435	3,878
3.349% due 01/25/2034	3,287	3,161
3.350% due 02/25/2034	3,354	2,862
3.399% due 02/25/2033	89	83
3.458% due 01/25/2035	444	431
3.538% due 12/25/2035	8,213	7,876
3.550% due 01/25/2034	10	10
3.569% due 10/25/2033	57	59
3.580% due 01/25/2034	18	15
3.590% due 11/25/2030	4,749	4,773
3.691% due 11/25/2034	5,211	4,986
4.578% due 05/25/2034	30	30
4.625% due 02/25/2036	18,091	16,399
4.765% due 04/25/2034	75	70
4.963% due 01/25/2035	80	70
5.007% due 01/25/2035	2,727	2,750
5.137% due 08/25/2035	91,600	91,306
5.154% due 03/25/2035	12,486	11,158
5.329% due 08/25/2035	32,239	28,916
5.347% due 05/25/2047	45,947	35,335
5.350% due 04/25/2033	8,326	8,326
5.382% due 02/25/2036	5,997	5,274
5.462% due 04/25/2033	651	646
5.671% due 02/25/2033	5,150	5,168
5.699% due 02/25/2036	6,488	4,679

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	5,814	4,485
0.456% due 02/25/2034	83	34
0.476% due 04/25/2035	3,435	2,575
0.476% due 12/25/2046 (a)	129	4
0.496% due 02/25/2036	4,702	2,985
2.528% due 12/25/2033	1,398	1,303
2.762% due 03/25/2035	30	21
2.848% due 05/25/2035	136,970	107,601
2.984% due 09/25/2035	67,911	51,626
3.053% due 09/25/2034	318	231

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.078% due 02/25/2034	$6,769	$6,152
3.301% due 01/25/2035	6,024	4,733
3.944% due 02/25/2034	63	57
4.523% due 10/25/2033	63	53
4.805% due 08/25/2036	8,824	2,281
5.011% due 01/25/2036	27,407	16,379
5.226% due 03/25/2036	3,189	1,680
5.316% due 11/25/2036	475	294
5.354% due 02/25/2036	2,707	1,390
5.386% due 11/25/2036	107	67
5.533% due 11/25/2036	845	598
6.160% due 08/25/2036	170	111

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	472	446
3.970% due 11/11/2035	58	59
4.980% due 02/11/2041	349	370
5.116% due 02/11/2041	900	972
5.201% due 12/11/2038	2,250	2,379
5.331% due 02/11/2044	51,225	52,801
5.468% due 06/11/2041	100	110
5.471% due 01/12/2045	30,150	33,041
5.593% due 06/11/2040	3,016	3,098
5.610% due 11/15/2033	1,770	1,821
5.623% due 03/11/2039	13,650	15,083
5.694% due 06/11/2050	48,340	52,263
5.700% due 06/13/2050	57,455	61,925
5.703% due 06/11/2050	1,300	1,415
5.882% due 09/11/2038	518	572
5.907% due 06/11/2040	65,984	71,758
6.440% due 06/16/2030	18	18
6.480% due 02/15/2035	203	206
7.000% due 05/20/2030	21,664	23,573

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	35	35

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	68	69

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	6,361	4,414
5.436% due 12/26/2046	5,903	4,215

Bella Vista Mortgage Trust
0.507% due 05/20/2045	65	37

CC Mortgage Funding Corp.
0.436% due 05/25/2036	3,965	2,165

Chase Mortgage Finance Corp.
2.904% due 02/25/2037	2,385	2,247
3.186% due 02/25/2037	1,626	1,511
4.912% due 02/25/2037	18,967	18,452
5.184% due 12/25/2035	22,698	20,587
5.294% due 12/25/2035	12,414	11,029
5.420% due 03/25/2037	24,028	19,957
5.970% due 03/25/2037	1,216	1,215
6.000% due 09/25/2036	275	218
6.000% due 11/25/2036	1,602	1,416
6.000% due 02/25/2037	3,000	2,458
6.000% due 03/25/2037	20,000	17,696

Chaseflex Trust
0.756% due 06/25/2035	7,431	5,399
5.500% due 06/25/2035	45	43
6.000% due 02/25/2037	4,500	3,571

Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	258
5.500% due 04/25/2037	6,571	5,943
5.750% due 09/25/2037	10,076	9,071
6.000% due 06/25/2036	8,900	8,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	$350	$379
5.622% due 12/10/2049	152	154
5.860% due 07/17/2040	7,592	7,081
5.887% due 12/10/2049	10,118	10,860
5.919% due 03/15/2049	425	471
6.294% due 12/10/2049	39,502	42,465

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	1,376	897
1.056% due 08/25/2035	4,747	3,110
2.210% due 08/25/2035	11,135	10,528
2.510% due 08/25/2035	2,351	2,216
2.560% due 08/25/2035	85,493	79,833
2.650% due 10/25/2035	49,667	42,096
2.650% due 12/25/2035	55,819	53,880
2.888% due 12/25/2035	4,612	2,821
2.917% due 08/25/2035	80,442	75,873
2.986% due 09/25/2034	1,783	1,691
3.408% due 02/25/2034	6,793	6,645
5.567% due 07/25/2046	13,528	9,431
5.864% due 09/25/2037	88,863	65,185

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	94,870	98,490
5.548% due 01/15/2046	300	324
5.617% due 10/15/2048	3,515	3,831
5.886% due 11/15/2044	3,955	4,282

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,371	2,570

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	374	417

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	186

Commercial Mortgage Loan Trust
6.214% due 12/10/2049	58,150	61,539

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	3,925	3,507
0.757% due 07/16/2034	1,090	1,065
4.049% due 10/15/2037	9	9
5.306% due 12/10/2046	137,853	143,555
5.543% due 12/11/2049	7,500	8,017
6.009% due 12/10/2049	5,550	6,050

Community Program Loan Trust
4.500% due 10/01/2018	3,079	3,095
4.500% due 04/01/2029	26,000	25,102

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	973	948
0.426% due 01/25/2037	4,030	2,219
0.436% due 05/25/2047	5,509	3,060
0.446% due 09/25/2046	40,350	23,865
0.452% due 12/20/2046	112,501	55,865
0.456% due 05/25/2036	3,226	1,757
0.456% due 06/25/2037	21	12
0.466% due 05/25/2035	363	232
0.466% due 07/25/2046	7,567	4,240
0.467% due 07/20/2046	49,120	22,670
0.506% due 09/25/2046	1,000	50
0.506% due 10/25/2046	537	161
0.516% due 07/25/2046	800	22
0.526% due 05/25/2036	571	120
0.536% due 02/25/2037	5,480	3,159
0.606% due 09/25/2035	3,255	1,901
0.606% due 05/25/2037	442	229
0.706% due 08/25/2033	64	58
0.806% due 10/25/2036	11,683	6,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.956% due 10/25/2035	$6,891	$5,215
1.356% due 02/25/2036	14,401	9,141
1.370% due 12/25/2035	901	558
1.370% due 02/25/2036	1,298	870
1.470% due 08/25/2035	568	293
1.870% due 11/25/2035	2,818	1,616
2.426% due 11/25/2035	36	21
5.000% due 08/25/2019	826	807
5.000% due 01/25/2035	64	55
5.250% due 10/25/2033	18,474	17,465
5.250% due 06/25/2035	2,383	1,953
5.303% due 10/25/2035	3,864	3,235
5.500% due 06/25/2035	17,000	13,846
5.715% due 11/25/2035	3,329	2,082
5.750% due 03/25/2037	3,000	2,053
5.773% due 02/25/2037	40,603	29,254
5.931% due 08/25/2036	921	917
6.000% due 10/25/2032	1,497	1,539
6.000% due 10/25/2033	753	756
6.000% due 12/25/2033	27	26
6.000% due 02/25/2034	31	32
6.000% due 04/25/2036	3,580	2,688
6.000% due 01/25/2037	16,424	11,551
6.000% due 02/25/2037	1,990	1,458
6.250% due 12/25/2033	469	486
6.250% due 11/25/2036	2,406	1,636
6.250% due 08/25/2037	7,802	5,481
6.500% due 05/25/2036	9,266	5,947

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	18,391	12,025
0.546% due 04/25/2035	21,988	14,076
0.576% due 03/25/2035	620	383
0.586% due 02/25/2035	2,538	1,805
0.596% due 02/25/2035	519	360
0.596% due 06/25/2035	8,028	6,853
0.596% due 03/25/2036	866	281
0.606% due 02/25/2036	492	145
0.636% due 09/25/2034	40	24
0.656% due 08/25/2018	2,250	2,211
2.375% due 07/19/2031	26	25
2.626% due 06/20/2034	1,668	1,475
2.985% due 08/25/2034	456	358
3.069% due 04/20/2035	21	21
3.172% due 02/20/2035	2,059	1,803
3.177% due 11/20/2034	10,595	9,142
3.313% due 10/19/2032	65	47
3.466% due 11/25/2034	2,587	2,241
3.913% due 07/25/2034	4,948	4,669
4.126% due 11/19/2033	1,534	1,540
4.669% due 02/20/2036	41,090	32,217
5.000% due 11/25/2035	5,008	4,440
5.103% due 10/20/2035	3,356	2,532
5.114% due 02/25/2047	2,894	1,759
5.223% due 04/25/2035	20,410	18,244
5.230% due 01/20/2035	5,323	5,221
5.242% due 03/25/2037	2,790	1,736
5.250% due 04/25/2035	24,404	23,368
5.250% due 02/20/2036	50	32
5.416% due 02/20/2036	859	595
5.500% due 12/25/2034	26,479	25,410
5.500% due 05/25/2035	154,140	147,002
5.500% due 09/25/2035	22,083	19,594
5.500% due 10/25/2035	25,399	22,958
5.500% due 11/25/2035	22,606	18,491

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/25/2038	$18,604	$17,425
5.508% due 04/20/2036	8,217	6,069
5.631% due 05/20/2036	5,079	3,747
5.750% due 02/25/2037	10,450	9,318
5.890% due 09/25/2047	8,451	6,412
6.000% due 10/25/2034	144	144
6.000% due 08/25/2037	37,466	34,893
6.000% due 09/25/2037	1,663	1,465
6.250% due 09/25/2036	18,000	16,120
6.500% due 01/25/2034	485	491
6.500% due 11/25/2034	1,327	1,335
7.500% due 06/25/2035	435	430

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	619	521
1.842% due 05/25/2032	68	69
2.494% due 07/25/2033	36	34
2.682% due 08/25/2033	199	195
2.751% due 04/25/2034	29,663	28,685
2.758% due 06/25/2032	31	27
2.840% due 09/25/2034	2,077	1,918
2.995% due 05/25/2032	157	160
4.106% due 12/15/2035	5,732	5,875
4.485% due 11/15/2036	1,350	1,355
4.856% due 06/25/2032	15	13
5.435% due 09/15/2034	7,170	7,358
5.500% due 09/25/2035	15,914	14,324
5.500% due 10/25/2035	5,403	4,913
6.000% due 11/25/2035	72	61
6.500% due 04/25/2033	1,684	1,730
7.170% due 05/17/2040	63	63
7.500% due 12/25/2032	4	4

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	4,202
5.467% due 09/15/2039	43,630	45,989
5.467% due 09/16/2039	47,400	50,700
5.467% due 09/18/2039	26,000	28,324
5.509% due 04/15/2047	40,150	43,254
5.579% due 04/25/2037	2,017	1,078
5.695% due 09/15/2040	47,601	48,834
5.837% due 06/10/2049	34,815	37,659
5.846% due 03/15/2039	14,987	15,914
5.863% due 02/25/2037	5,163	3,153

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,829	2,488
5.720% due 09/25/2036	3,765	2,739
6.172% due 06/25/2036	4,665	2,917

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	4,119

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	2,339	2,336
0.356% due 10/25/2036	13	5
0.406% due 02/25/2047	16,519	9,015
5.050% due 09/25/2035	4	4
5.082% due 10/25/2035	7,749	6,760
5.386% due 10/25/2035	12,307	9,575
5.500% due 12/25/2035	4,100	3,005
5.869% due 10/25/2036	3,533	2,158
5.886% due 10/25/2036	3,533	2,078
6.005% due 10/25/2036 (a)	2,944	2,055
6.300% due 07/25/2036	3,896	2,288

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	197	168
8.000% due 03/25/2022	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.437% due 04/19/2048		$5,055	$2,037
2.483% due 07/19/2044		85	63

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		13	13

EMF-NL
1.646% due 04/17/2041	EUR	10,200	10,776
1.846% due 10/17/2041		35,000	39,602

Eurosail PLC
1.596% due 10/17/2040		5,926	7,226

First Horizon Alternative Mortgage Securities
0.756% due 06/25/2035		$16,526	12,996
2.344% due 08/25/2034		2,040	1,705
2.374% due 08/25/2035		6,506	4,833
2.570% due 09/25/2035		10,181	7,385
2.615% due 04/25/2035		5,362	4,528
5.500% due 05/25/2035		10,908	9,508
6.250% due 08/25/2037		2,229	1,582

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		17	17
2.849% due 02/25/2034		106	107
2.875% due 04/25/2035		10,717	9,538
2.875% due 06/25/2035		8,132	7,142
2.876% due 12/25/2033		27	26
2.923% due 08/25/2035		5,918	5,708
3.051% due 10/25/2035		8,484	6,853
5.250% due 05/25/2021		2,615	2,397
5.250% due 03/25/2035		11,071	10,007
5.287% due 06/25/2035		7,516	7,038
5.307% due 06/25/2035		2,040	1,924
5.447% due 01/25/2037		224	186
5.451% due 09/25/2035		20,272	19,372
5.500% due 01/25/2035		1,600	1,599
5.539% due 11/25/2035		11,362	10,484
5.555% due 11/25/2034		12,032	11,999
6.438% due 10/25/2036		4,838	4,191

First Nationwide Trust
6.750% due 08/21/2031		817	864

First Republic Mortgage Loan Trust
0.557% due 08/15/2032		509	473
0.607% due 11/15/2031		432	393
0.657% due 11/15/2032		77	74
0.736% due 06/25/2030		1,715	1,635
0.757% due 11/15/2030		68	65

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		176	184

First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033		1,867	1,871

Fund America Investors Corp. II
2.577% due 06/25/2023		170	168

GE Capital Commercial Mortgage Corp.
0.644% due 06/10/2048 (b)		2,830	22
4.229% due 12/10/2037		4,397	4,477
6.496% due 01/15/2033		641	642

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,640
5.713% due 10/15/2038		600	632
6.957% due 09/15/2035		32	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
0.706% due 12/25/2033		$239	$230
3.176% due 06/25/2034		4,931	4,293
4.535% due 06/25/2034		78	74
4.981% due 05/25/2035		10,199	9,359
5.500% due 09/25/2034		602	613

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		210	210
8.950% due 08/20/2017		26	32

Government Lease Trust
4.000% due 05/18/2011		44,915	45,701
6.480% due 05/18/2011		1,168	1,180

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056		135,197	132,827
0.445% due 11/20/2056		11,900	11,619
0.994% due 11/20/2056	EUR	96,920	129,779

Granite Master Issuer PLC
0.347% due 12/17/2054		$7,956	7,431
0.357% due 12/20/2054		71,073	66,382
0.680% due 12/20/2054	GBP	1,460	2,142
0.690% due 12/20/2054		15,072	22,046
0.717% due 12/17/2054	EUR	2,921	3,714
0.727% due 12/20/2054		21,877	27,814
0.760% due 12/20/2054	GBP	4,440	6,491
0.797% due 12/20/2054	EUR	9,614	12,219

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		$780	712
0.336% due 01/25/2047		690	649
0.456% due 10/25/2046		1,000	138
0.456% due 12/25/2046		900	110
0.476% due 06/25/2045		1,459	967
0.526% due 04/25/2036		670	136
0.526% due 11/25/2045		713	425
0.596% due 10/25/2046		900	106

Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021		14,600	13,315
4.799% due 08/10/2042		2,600	2,775
5.224% due 04/10/2037		27,908	30,128
5.381% due 03/10/2039		623	646
5.444% due 03/10/2039		93,756	98,987

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		5,013	4,869
0.618% due 05/03/2018		99	99
4.761% due 07/10/2039		225	237
5.479% due 11/10/2039		160	164
5.506% due 04/10/2038		112	113
5.560% due 11/10/2039		35,665	38,046
6.002% due 08/10/2045		5,000	5,235
6.044% due 08/15/2018		3,427	3,502
6.615% due 02/14/2016		1,800	1,838
6.624% due 05/03/2018		55,496	56,836

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		5,726	5,694

GSR Mortgage Loan Trust
0.606% due 01/25/2034		77	63
2.140% due 03/25/2033		71	70
2.573% due 06/25/2034		53	50
2.866% due 09/25/2035		43,922	43,129
2.876% due 11/25/2035		8,820	7,720
2.900% due 09/25/2035		12,900	10,461
2.910% due 07/25/2035		9,800	7,381
2.923% due 09/25/2035		74,340	71,300
2.942% due 05/25/2035		44,440	37,589
3.041% due 12/25/2034		6,447	5,435

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 04/25/2035	$11,824	$10,437
3.209% due 04/25/2036	173	146
3.333% due 01/25/2035	7,537	6,464
4.923% due 01/25/2036	495	392
5.086% due 04/25/2035	11,075	10,250
5.196% due 11/25/2035	153,303	149,372
5.318% due 11/25/2035	9,650	8,175
5.338% due 05/25/2035	12,030	11,325
5.500% due 03/25/2035	150	141
5.750% due 02/25/2036	4,000	3,429
5.750% due 02/25/2037	26,637	24,975
6.000% due 03/25/2032	31	31
6.000% due 11/25/2035	26,346	24,678
6.000% due 01/25/2037	49,344	46,212
6.000% due 03/25/2037	37,083	33,508
6.000% due 05/25/2037	27,399	26,046
6.500% due 09/25/2036	12,272	10,553

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032	938	860

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	28,273	17,045
0.407% due 01/25/2047	6,839	3,846
0.437% due 07/19/2046	47,716	28,537
0.447% due 01/19/2038	11,708	7,353
0.448% due 07/21/2036	7,061	4,065
0.457% due 09/19/2046	10,299	5,910
0.477% due 05/19/2035	2,364	1,483
0.497% due 03/19/2036	18,808	10,987
0.537% due 02/19/2036	13,383	8,114
0.567% due 11/19/2035	7,834	5,203
0.597% due 06/20/2035	8,279	7,012
0.607% due 01/19/2035	3,703	2,120
0.627% due 02/19/2034	9	8
1.256% due 11/25/2047	4,435	3,012
2.486% due 06/19/2034	9,000	7,897
2.956% due 07/19/2035	1,132	916
3.041% due 05/19/2033	127	129
3.048% due 07/19/2035	222	177
5.653% due 08/19/2036	6,996	5,855

Homebanc Mortgage Trust
0.436% due 12/25/2036	3,516	2,563
5.776% due 04/25/2037	4,100	2,482
5.805% due 04/25/2037	8,867	7,641

Impac CMB Trust
1.016% due 10/25/2033	10	8
1.256% due 07/25/2033	1,606	1,108
4.664% due 09/25/2034	574	571

Impac Secured Assets CMN Owner Trust
0.346% due 11/25/2036	2,800	2,561

Indymac ARM Trust
2.106% due 01/25/2032	590	459
2.157% due 01/25/2032	161	120
6.568% due 08/25/2031	472	449

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	16,688	7,866

Indymac INDA Mortgage Loan Trust
4.947% due 01/25/2036	26,798	22,497
5.679% due 08/25/2036	4,100	3,023

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	1,327	618

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	29,693	17,138
0.456% due 11/25/2046	1,106	249
0.456% due 06/25/2047	15,162	8,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.496% due 04/25/2035	$2,585	$1,683
0.496% due 07/25/2035	4,446	2,822
0.556% due 06/25/2037	2,576	992
1.036% due 05/25/2034	30	20
2.675% due 01/25/2036	12,613	7,781
2.767% due 12/25/2034	2,389	1,798
3.106% due 01/25/2035	312	231
5.000% due 08/25/2035	3,392	2,419
5.039% due 04/25/2037	18,145	9,216
5.090% due 09/25/2035	6,647	3,492
5.111% due 01/25/2036	1,700	1,332
5.190% due 10/25/2035	1,606	1,238
5.274% due 06/25/2035	2,896	2,202
5.428% due 06/25/2036	2,889	2,237
5.487% due 04/25/2037	41,234	23,876

Jamaica Housing Development
3.104% due 10/01/2018	5,485	5,343

JPMorgan Alternative Loan Trust
0.426% due 08/25/2036	30,000	20,649
5.550% due 10/25/2036	716	671

JPMorgan Chase Commercial Mortgage Securities Corp.
0.039% due 01/12/2043 (b)	10,723	5
0.632% due 07/15/2019	16,624	14,358
4.372% due 10/12/2037	413	422
4.393% due 07/12/2037	24	25
4.575% due 07/15/2042	1,441	1,444
4.824% due 09/12/2037	16,300	16,588
5.050% due 12/12/2034	10,000	10,643
5.273% due 02/12/2051	15	15
5.336% due 05/15/2047	225,858	235,285
5.399% due 05/15/2045	2,235	2,411
5.420% due 01/15/2049	67,884	70,748
5.429% due 12/12/2043	500	533
5.440% due 06/12/2047	56,285	59,094
5.794% due 02/12/2051	15,695	16,913
5.857% due 10/12/2035	1,985	2,053
5.882% due 02/15/2051	33,040	34,713
5.915% due 02/12/2049	4,250	4,610
5.932% due 02/12/2049	79,566	87,345
6.006% due 06/15/2049	40,845	42,285
6.062% due 04/15/2045	43,365	48,137

JPMorgan Mortgage Trust
2.971% due 07/25/2035	32,437	31,646
3.012% due 07/25/2035	14,251	13,521
3.075% due 02/25/2036	5,568	5,236
3.106% due 08/25/2035	10,345	8,967
3.152% due 08/25/2035	6,198	5,484
3.279% due 07/25/2035	3,356	3,126
3.353% due 10/25/2035	45,516	40,031
4.071% due 11/25/2033	70	70
4.781% due 07/25/2035	9,102	8,685
4.788% due 02/25/2034	3,557	3,664
4.861% due 04/25/2035	1,427	1,364
5.000% due 08/25/2020	33,533	33,156
5.022% due 02/25/2035	6,538	6,631
5.055% due 02/25/2036	34,322	27,155
5.121% due 10/25/2035	26,445	23,856
5.339% due 08/25/2035	12,068	12,227
5.409% due 11/25/2035	9,770	9,477
5.412% due 10/25/2035	2,224	1,903
5.419% due 09/25/2035	3,067	2,935
5.500% due 07/25/2036	10,663	9,918
5.570% due 07/27/2037	35,920	31,826
5.686% due 04/25/2036	41,608	40,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.722% due 05/25/2036	$13,560	$11,739
5.725% due 04/25/2037	76	68
5.747% due 04/25/2036	12,600	10,529
5.750% due 01/25/2036	16,317	14,765
5.893% due 10/25/2036	15,578	13,855
6.030% due 10/25/2036	79,112	70,264
6.500% due 07/25/2036	14,251	12,288

LB Commercial Conduit Mortgage Trust
6.152% due 07/15/2044	23,694	24,971

LB Mortgage Trust
8.451% due 01/20/2017	8,545	8,785

LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	29	29
4.563% due 09/15/2026	6,087	6,219
4.568% due 01/15/2031	390	415
5.372% due 09/15/2039	20,900	22,770
5.424% due 02/15/2040	75,816	80,001
5.430% due 02/15/2040	88,983	93,235
5.661% due 03/15/2039	16,790	18,201
5.866% due 09/15/2045	6,110	6,475
6.080% due 06/15/2038	2,516	2,776
6.133% due 12/15/2030	1,150	1,197
6.365% due 12/15/2028	694	711
6.510% due 12/15/2026	339	340
6.653% due 11/15/2027	31	32

Lehman Mortgage Trust
0.576% due 08/25/2036	32,036	23,964
6.405% due 04/25/2036	5,073	4,743

Luminent Mortgage Trust
0.426% due 12/25/2036	22,998	14,589
0.436% due 12/25/2036	10,065	5,818
0.456% due 10/25/2046	7,660	4,937

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	13,633	7,535
0.496% due 05/25/2037	2,921	1,502
0.556% due 05/25/2047	1,000	232
2.561% due 07/25/2035	5,320	4,151
2.712% due 05/25/2034	412	324
2.760% due 10/25/2032	2,387	2,415
2.903% due 11/21/2034	16,700	15,221
3.605% due 12/25/2033	669	584

MASTR Alternative Loans Trust
0.656% due 11/25/2033	629	611
0.656% due 03/25/2036	12,859	4,232

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,663	2,754
5.750% due 05/25/2036	24,375	21,102

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	12,062	12,395
6.500% due 08/25/2032	24,513	25,601

Mellon Residential Funding Corp.
0.607% due 11/15/2031	14,352	13,631
0.697% due 12/15/2030	2,985	2,818
0.737% due 06/15/2030	4,270	4,164
1.137% due 11/15/2031	225	160
2.610% due 10/20/2029	8,236	7,770

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	5,070	2,288
5.334% due 06/25/2037	3,836	1,984

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	10,430	10,822
5.378% due 08/12/2048	25,620	25,597
5.485% due 03/12/2051	33,790	33,970
5.700% due 09/12/2049	95,407	100,115

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.748% due 06/12/2050	$29,150	$29,782
6.163% due 08/12/2049	58,832	63,716

Merrill Lynch Floating Trust
0.327% due 06/15/2022	800	766
0.796% due 07/09/2021	33,893	31,550

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	430	335
0.506% due 08/25/2036	1,597	1,058
2.160% due 12/25/2032	335	336
2.423% due 05/25/2033	1,220	1,252
2.570% due 02/25/2033	65	62
2.752% due 06/25/2035	35,683	32,806
2.786% due 08/25/2034	3,792	3,746
2.799% due 02/25/2035	3,973	3,791
2.852% due 02/25/2034	34	33
2.953% due 05/25/2033	19	19
4.341% due 12/25/2035	4,620	3,828
5.345% due 09/25/2035	47,955	43,862
5.430% due 12/25/2035	17,763	16,458
6.720% due 11/15/2026	15	16
7.071% due 12/15/2030	2,805	3,102

Merrill Lynch Mortgage Trust
0.330% due 11/12/2035 (b)	2,608	1

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	18,207	13,765

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	2,383	2,009
0.586% due 11/25/2029	872	765
0.916% due 06/25/2028	3,326	3,192
1.259% due 10/25/2035	1,799	1,548
1.754% due 01/25/2029	632	620
2.009% due 10/25/2035	101,032	92,363
2.269% due 02/25/2036	12,626	10,614
2.367% due 04/25/2035	1,155	1,090
2.473% due 05/25/2036	7,263	6,379
4.250% due 10/25/2035	4,220	3,623
5.954% due 06/25/2037	5,563	5,199

Morgan Stanley Capital I
0.318% due 10/15/2020	50,219	46,433
3.270% due 05/15/2040	147	147
5.332% due 12/15/2043	41,870	45,674
5.364% due 03/15/2044	2,500	2,604
5.447% due 02/12/2044	530	554
5.557% due 03/12/2044	700	766
5.569% due 12/15/2044	26,700	26,439
5.692% due 04/15/2049	58,600	60,940
5.809% due 12/12/2049	107,810	114,327
6.075% due 06/11/2049	35,809	38,366

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	28,058
5.500% due 04/25/2017	20	21
5.720% due 12/18/2032	454	457
6.660% due 02/15/2033	3,267	3,284

Morgan Stanley Mortgage Loan Trust
0.566% due 01/25/2035	27	21
5.175% due 06/25/2036	5,905	5,548
5.218% due 07/25/2035	6,588	5,887
5.701% due 02/25/2047	4,007	2,780
6.116% due 06/25/2036	31,052	16,281

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	220,737	241,825

New York Mortgage Trust, Inc.
5.462% due 05/25/2036	37,756	29,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newgate Funding PLC
1.325% due 12/15/2050	GBP	74,405	$112,500
1.479% due 12/15/2050	EUR	103,300	114,208

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035		$279	216
5.368% due 02/25/2036		1,418	852
5.820% due 03/25/2047		3,203	2,616
6.138% due 03/25/2047		2,943	2,424
7.000% due 02/19/2030		2,235	2,283

OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000	67,171

Ocwen Residential MBS Corp.
7.000% due 10/25/2040		185	21

Opera Finance PLC
1.025% due 01/15/2015	EUR	14,050	14,902

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035		$2,045	1,823

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		25	27

Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1359.500% due 08/01/2019 (b)		0	1

Permanent Master Issuer PLC
0.606% due 10/15/2033		6,500	6,389
0.636% due 07/15/2033		10,000	9,725
0.834% due 10/15/2033	GBP	18,000	27,398

Prime Mortgage Trust
0.656% due 02/25/2019		$1,098	1,063
0.656% due 02/25/2034		8,363	7,596
5.000% due 02/25/2019		45	46

Provident Funding Mortgage Loan Trust
2.740% due 10/25/2035		7,716	7,172
2.800% due 04/25/2034		9,453	9,584

Prudential Securities Secured Financing Corp.
7.623% due 06/16/2031		895	895

Prudential-Bache CMO Trust
8.400% due 03/20/2021		57	58

RBSCF Trust
5.223% due 08/16/2048		41,077	43,115
5.331% due 02/16/2044		21,173	23,023
5.336% due 05/16/2047		29,124	30,573
5.420% due 01/16/2049		28,804	31,513
5.467% due 09/16/2039		1,900	2,032
5.692% due 04/16/2049		26,300	28,899
5.695% due 09/16/2040		7,500	8,045
6.068% due 09/17/2039		2,600	2,817
6.102% due 02/16/2051		42,211	46,852
6.216% due 12/16/2049		37,000	40,801

Regal Trust IV
3.297% due 09/29/2031		889	840

Resecuritization Mortgage Trust
0.506% due 04/26/2021		1	1

Residential Accredit Loans, Inc.
0.436% due 06/25/2046		141,506	56,582
0.506% due 08/25/2037		11,883	6,630
0.556% due 08/25/2035		1,197	765
0.561% due 09/25/2046		500	30
0.586% due 03/25/2037		3,226	1,334
0.656% due 01/25/2033		68	58
0.906% due 07/25/2033		252	202
3.359% due 08/25/2035		2,107	852
5.676% due 09/25/2035		2,536	1,823
5.714% due 02/25/2036 (a)		2,771	1,447
6.000% due 06/25/2036		184	119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		$9	$9
8.500% due 10/25/2031		575	599

Residential Asset Securitization Trust
0.656% due 01/25/2046		29,772	14,307
0.706% due 12/25/2036		1,008	400
5.000% due 08/25/2019		9,548	9,491
5.500% due 07/25/2035		1,515	1,219
5.750% due 02/25/2036		2,150	1,540
6.250% due 10/25/2036		1,458	875

Residential Funding Mortgage Securities I
0.656% due 07/25/2018		303	282
3.275% due 09/25/2035		286	211
5.250% due 03/25/2034		199	204
5.500% due 12/25/2034		1,600	1,616
6.000% due 06/25/2036		5,930	5,318
6.500% due 03/25/2032		567	583

Saecure BV
1.041% due 05/25/2036	EUR	443	599

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032		$142	117
3.023% due 12/25/2030		109	113
4.865% due 03/18/2036		80	84
5.045% due 03/18/2036		40	41

Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		168	188

Sears Mortgage Securities
12.000% due 02/25/2014		35	40

Securitized Asset Sales, Inc.
2.782% due 11/26/2023		113	110

Sequoia Mortgage Trust
0.457% due 07/20/2036		4,451	3,686
0.607% due 10/19/2026		530	456
0.607% due 07/20/2033		656	619
0.637% due 10/20/2027		421	381
0.917% due 06/20/2033		54	49
2.536% due 01/20/2047		7,151	5,841
2.911% due 04/20/2035		33,455	31,908
5.509% due 09/20/2046		16,450	14,475
5.732% due 01/20/2047		11,511	10,240

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030		1,172	1,217

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037		368	232
0.496% due 06/25/2035		1,206	886
1.752% due 01/25/2035		509	283
2.463% due 05/25/2034		428	405
2.534% due 06/25/2035		5,132	3,725
2.590% due 07/25/2034		1,013	932
2.653% due 01/25/2035		514	399
2.664% due 04/25/2034		6,133	5,365
2.675% due 03/25/2034		1,734	1,708
2.695% due 08/25/2035		43	35
2.727% due 08/25/2034		2,462	2,241
2.783% due 02/25/2034		2,040	1,964
5.144% due 01/25/2036		7,210	6,167
5.190% due 12/25/2034		281	270
5.197% due 09/25/2036		4,100	2,303
5.210% due 09/25/2034		1,737	1,631
5.211% due 05/25/2036		4,100	2,946
5.285% due 11/25/2035		1,795	1,327
5.449% due 07/25/2035		2,145	1,979
5.843% due 03/25/2036		2,648	1,987

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 02/25/2036	$2,924	$2,089
6.000% due 10/25/2037	2,377	1,151

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	405	405
0.376% due 08/25/2036	22,433	13,150
0.386% due 03/25/2037	2,099	1,217
0.426% due 03/25/2037	1,288	366
0.446% due 06/25/2036	1,688	992
0.446% due 07/25/2046	50,715	30,770
0.466% due 04/25/2036	157	89
0.466% due 08/25/2036	4,753	2,982
0.466% due 05/25/2046	212	115
0.476% due 05/25/2036	65	37
0.476% due 05/25/2046	17,206	9,230
0.476% due 09/25/2047	300	85
0.486% due 05/25/2045	1,238	816
0.507% due 07/19/2035	917	738
0.516% due 05/25/2046	557	160
0.556% due 08/25/2036	1,100	137
0.566% due 12/25/2035	8,387	4,939
0.587% due 10/19/2034	1,085	983
0.607% due 03/19/2034	15	14
0.837% due 07/19/2034	36	32
0.917% due 09/19/2032	9,626	8,463
1.097% due 10/19/2033	1,109	965
4.549% due 05/25/2022	1,330	1,314
4.833% due 04/30/2030	1	1

Structured Asset Securities Corp.
0.306% due 05/25/2036	222	218
2.085% due 05/25/2032	254	217
2.256% due 01/25/2032	1,852	1,639
2.318% due 07/25/2032	842	599
2.547% due 01/25/2034	8,611	7,282
2.841% due 10/25/2035	982	791
2.911% due 02/25/2032	1,663	1,602
5.250% due 12/25/2034	4,774	4,747
5.372% due 03/25/2033	6,116	6,066
5.750% due 02/25/2035	37,310	34,308
8.348% due 04/15/2027	53	54

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	36	37

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	737	678
5.630% due 01/25/2037	1,578	877
5.970% due 09/25/2036	5,726	3,366
6.014% due 07/25/2037	3,128	1,896
6.500% due 07/25/2036	12,128	8,117

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	3,419	3,308
0.366% due 11/25/2046	937	912
0.376% due 10/25/2046	17,512	17,375
0.386% due 06/25/2037	1,662	1,632
3.714% due 10/25/2043	1,313	1,262
5.816% due 09/25/2047	216,461	189,762

UBS Commercial Mortgage Trust
0.994% due 07/15/2024	113,152	99,962

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	3,617	3,669

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	12,392	10,902
0.347% due 09/15/2021	17,077	15,864
0.432% due 06/15/2049	184,300	106,975
5.090% due 07/15/2042	89	95
5.215% due 01/15/2041	450	477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.308% due 11/15/2048	$41,805	$45,082
5.342% due 12/15/2043	194,250	191,014
5.416% due 01/15/2045	16,615	17,954
5.509% due 04/15/2047	58,608	58,337
5.678% due 05/15/2046	16,665	17,339
5.888% due 05/15/2043	50	52
5.923% due 05/15/2043	655	723
5.933% due 06/15/2049	365	391

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	4,006	3,878
5.940% due 03/20/2037	12,996	11,594

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	19,378	1,066
0.476% due 07/25/2046	510	117
0.486% due 04/25/2045	534	442
0.516% due 11/25/2045	5,343	4,383
0.526% due 12/25/2045	536	447
0.536% due 11/25/2045	4,246	3,127
0.546% due 10/25/2045	36,291	29,556
0.566% due 01/25/2045	2,645	2,213
0.576% due 01/25/2045	730	599
0.666% due 11/25/2045	800	471
0.666% due 12/25/2045	800	450
0.682% due 11/25/2034	1,310	986
0.796% due 12/25/2027	4,665	4,206
0.802% due 11/25/2034	1,351	908
0.896% due 12/25/2027	20,572	18,553
1.070% due 02/25/2047	54,717	32,355
1.070% due 03/25/2047	47,417	29,727
1.110% due 01/25/2047	22,688	13,404
1.130% due 04/25/2047	31,940	20,590
1.140% due 05/25/2047	31,959	20,557
1.180% due 07/25/2047	1,207	754
1.190% due 12/25/2046	20,680	12,539
1.350% due 06/25/2046	40,636	30,000
1.370% due 02/25/2046	1,247	931
1.370% due 08/25/2046	422	266
1.570% due 11/25/2042	236	206
1.680% due 05/25/2041	23	22
1.770% due 06/25/2042	1,389	1,136
1.770% due 08/25/2042	189	167
2.384% due 03/25/2033	57	54
2.700% due 06/25/2033	10,191	9,797
2.703% due 05/25/2035	78,209	73,206
2.723% due 04/25/2035	14,786	12,565
2.766% due 08/25/2034	1,336	1,313
2.771% due 09/25/2035	38,001	32,809
2.776% due 09/25/2033	430	435
2.785% due 08/25/2035	1,724	1,711
2.786% due 03/25/2034	521	500
2.790% due 01/25/2033	458	444
2.803% due 10/25/2035	3,604	3,007
3.003% due 02/27/2034	1,037	1,033
3.253% due 05/25/2046	2,870	1,926
3.253% due 07/25/2046	2,427	1,709
3.253% due 09/25/2046	1,797	1,305
3.253% due 10/25/2046	29,949	21,060
3.253% due 11/25/2046	4,668	3,265
3.253% due 12/25/2046	5,783	3,776
5.014% due 12/25/2035	29,585	24,035
5.168% due 01/25/2037	14,136	10,977
5.178% due 03/25/2037	95,514	81,258
5.200% due 03/25/2037	32,237	26,524
5.241% due 02/25/2037	53,949	40,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.259% due 12/25/2035	$9,347	$8,552
5.344% due 04/25/2037	9,644	7,260
5.424% due 12/25/2036	30,900	23,190
5.432% due 12/25/2036	8,736	6,608
5.503% due 02/25/2037	26,326	19,516
5.561% due 05/25/2037	22,736	18,116
5.746% due 02/25/2037	35,023	25,840
5.753% due 03/25/2037	12,382	11,836
5.831% due 08/25/2036	20,186	17,764
5.868% due 09/25/2036	15,039	12,100
6.000% due 07/25/2034	1,163	1,193

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.140% due 04/25/2047	967	254
1.340% due 05/25/2046	10,300	5,772
6.268% due 07/25/2036	2,260	1,240

Washington Mutual MSC Mortgage Pass-Through Certificates
2.204% due 02/25/2031	3	3
2.409% due 06/25/2033	8,938	8,804
2.452% due 05/25/2033	235	224
2.742% due 01/25/2035	914	888
2.770% due 02/25/2033	55	51
6.500% due 06/25/2032	9	9

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	7,198	4,663
2.873% due 03/25/2035	7,624	7,008
2.883% due 12/25/2034	3,537	3,461
2.886% due 05/25/2035	4,225	4,021
2.889% due 07/25/2035	99,757	92,410
2.892% due 10/25/2035	2,350	2,122
2.896% due 01/25/2035	12,292	11,216
2.911% due 09/25/2034	21,190	21,599
2.915% due 10/25/2035	28,520	26,809
2.926% due 03/25/2036	5,877	4,379
2.931% due 10/25/2035	32,248	27,188
2.934% due 04/25/2036	111	105
2.938% due 05/25/2035	7,695	7,114
2.955% due 10/25/2035	715	714
2.966% due 12/25/2034	33,324	32,468
2.999% due 10/25/2035	6,194	5,962
3.778% due 06/25/2035	4,857	4,853
4.500% due 11/25/2018	64	65
4.564% due 12/25/2033	10,307	10,406
4.576% due 03/25/2036	205,838	182,102
4.613% due 01/25/2034	4,760	4,888
4.679% due 12/25/2033	984	996
4.701% due 07/25/2034	138	140
4.900% due 01/25/2035	181	176
4.917% due 03/25/2036	10,162	9,155
5.000% due 03/25/2036	6,468	6,150
5.078% due 03/25/2036	72,490	69,991
5.221% due 04/25/2036	29,311	24,737
5.223% due 10/25/2035	12,720	12,536
5.289% due 05/25/2035	6,196	6,158
5.500% due 01/25/2036	13,900	13,272
5.500% due 03/25/2036	3,800	3,525
5.679% due 04/25/2036	42,981	39,241
5.750% due 03/25/2036	18,086	17,376
5.750% due 02/25/2037	1,500	1,412
5.750% due 04/25/2037	12,497	11,591
5.842% due 09/25/2036	12,728	10,612
6.000% due 08/25/2036	11,123	10,451
6.000% due 03/25/2037	13,000	11,950

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037		$4,500	$4,145
6.000% due 07/25/2037		25,576	22,720
6.000% due 08/25/2037		33,870	31,966

Total Mortgage-Backed Securities (Cost $13,132,026)			13,481,164

ASSET-BACKED SECURITIES 1.2%

Access Group, Inc.
1.798% due 10/27/2025		9,500	9,745

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		686	684
4.980% due 10/25/2033		4,024	3,111

ACE Securities Corp.
0.306% due 12/25/2036		75	72
0.316% due 10/25/2036		29	11

AFC Home Equity Loan Trust
0.966% due 12/22/2027		9	5

Ameriquest Mortgage Securities, Inc.
0.456% due 05/25/2035		6,287	6,166
0.486% due 11/25/2035		325	300
1.116% due 10/25/2033		28	28
5.444% due 11/25/2035		3,200	3,319

AMMC CDO
0.542% due 05/03/2018		19,000	18,069

Amortizing Residential Collateral Trust
0.526% due 06/25/2032		228	190
0.836% due 07/25/2032		66	59
0.956% due 10/25/2031		139	121

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	29,057	34,692

Argent Securities, Inc.
0.456% due 10/25/2035		$2,979	2,704

Asset-Backed Funding Certificates
0.316% due 01/25/2037		61	60
0.606% due 06/25/2034		2,789	2,168
0.686% due 12/25/2030		2,420	2,260

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037		3,809	2,560
0.531% due 09/25/2034		597	517
0.746% due 07/25/2035		4,439	4,345

BA Credit Card Trust
0.287% due 11/15/2013		19,860	19,843
0.957% due 12/15/2014		150	151

Bank of America Auto Trust
1.700% due 12/15/2011		16,617	16,626

Bank One Issuance Trust
0.507% due 05/16/2016		500	500

Bear Stearns Asset-Backed Securities Trust
0.296% due 02/25/2037		2,204	2,143
0.306% due 11/25/2036		700	671
0.316% due 01/25/2037		645	595
0.326% due 12/25/2036		4,790	4,407
0.336% due 10/25/2036		78	73
0.346% due 06/25/2047		27	26
0.366% due 11/25/2036		1,179	789
0.406% due 01/25/2037		14,577	12,253
0.446% due 01/25/2047		268	251
0.656% due 10/27/2032		1,593	1,271
0.776% due 07/25/2035		3,958	3,804
0.896% due 12/25/2034		8	6
0.916% due 10/25/2032		4,746	4,479
1.256% due 10/25/2037		614	477
1.256% due 11/25/2042		616	541
3.207% due 06/25/2043		1,798	1,712

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.502% due 10/25/2036	$346	$261
3.504% due 07/25/2036	347	229

BNC Mortgage Loan Trust
0.356% due 05/25/2037	1,013	909

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020	29,868	27,958

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	27,975	28,153

Carrington Mortgage Loan Trust
0.306% due 10/25/2036	236	232
0.306% due 01/25/2037	529	505
0.356% due 06/25/2037	1,623	1,424
0.376% due 02/25/2037	200	187
0.576% due 10/25/2035	1,516	1,443

Chase Funding Mortgage Loan Asset-Backed Certificates
0.756% due 03/25/2032	1	1
0.896% due 08/25/2032	1,093	962
0.996% due 10/25/2032	73	60
4.499% due 11/25/2034	34	34

Chase Issuance Trust
0.297% due 04/15/2013	30,000	29,995
4.550% due 03/15/2013	10	10
5.120% due 10/15/2014	100	109

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	137

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036	44	41
0.316% due 05/25/2037	6,979	6,466
0.316% due 07/25/2045	7,899	6,205
0.326% due 05/25/2037	15,070	12,114
0.356% due 10/25/2036	1,099	1,095
5.764% due 01/25/2037	2,488	1,271

Clearwater Funding CBO
1.133% due 07/15/2013	11,202	10,829

Conseco Finance
0.707% due 05/15/2032	145	140

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	220	233
6.681% due 12/01/2033	689	729
6.990% due 07/01/2031	822	840

Conseco Financial Corp.
6.240% due 12/01/2028	107	108
6.870% due 04/01/2030	680	714
7.140% due 01/15/2029	59	63

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	2,351	2,323
0.306% due 07/25/2037	1,110	1,075
0.306% due 08/25/2037	18,553	17,973
0.306% due 05/25/2047	88	88
0.306% due 06/25/2047	1,523	1,494
0.326% due 06/25/2047	166	162
0.336% due 06/25/2037	2,408	2,384
0.336% due 10/25/2047	566	546
0.346% due 06/25/2037	479	466
0.366% due 10/25/2046	377	372
0.416% due 02/25/2036	521	516
0.436% due 09/25/2036	6,559	5,253
0.596% due 12/25/2036	102	44
0.736% due 12/25/2031	94	50
0.996% due 05/25/2032	21	19

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		$653	$514
0.956% due 07/25/2032		54	42
0.996% due 08/25/2032		2,042	1,506
1.056% due 05/25/2043		2,000	1,707

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		571	490
0.326% due 01/25/2037		47	21
0.376% due 07/25/2037		1,206	1,068
1.356% due 04/25/2032		413	343
4.831% due 08/25/2035		128	127
6.280% due 05/25/2035		1,992	1,976

Daimler Chrysler Auto Trust
1.738% due 09/10/2012		4,228	4,246
5.000% due 02/08/2012		7	7

Delta Funding Home Equity Loan Trust
1.077% due 09/15/2029		210	113

Denver Arena Trust
6.940% due 11/15/2019		3,025	2,764

Discover Card Master Trust I
0.632% due 10/16/2013		400	401

Educational Services of America, Inc.
1.348% due 07/25/2023		76,484	76,771

EMC Mortgage Loan Trust
0.626% due 05/25/2040		81	65

Endurance CLO I Ltd.
0.826% due 02/15/2014		4,368	4,197

Equity One ABS, Inc.
0.816% due 11/25/2032		139	119

Fifth Third Auto Trust
4.810% due 01/15/2013		135	138

First Alliance Mortgage Loan Trust
1.017% due 03/20/2031		526	448

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 10/25/2036		657	655
0.306% due 11/25/2036		1,398	1,382
0.316% due 10/25/2036		425	414
0.326% due 12/25/2036		1,491	1,461
0.346% due 07/25/2036		7,487	7,272
0.536% due 10/25/2035		9,440	9,217
0.626% due 12/25/2034		73	73

First NLC Trust
0.326% due 08/25/2037		2,245	1,550

FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		13	8
7.900% due 04/15/2019		10	9

Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	26,365	25,921

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$36	36
2.000% due 12/15/2011		12,078	12,089
4.950% due 03/15/2013		25	26
5.150% due 11/15/2011		18	18

Franklin Auto Trust
1.837% due 06/20/2012		16,208	16,249

Fremont Home Loan Trust
0.316% due 01/25/2037		277	251
0.366% due 02/25/2036		157	155

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		14	6

Globaldrive BV
4.000% due 10/20/2016	EUR	621	875

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$505	$444
8.300% due 10/15/2026		500	513

Grosvenor Place CLO BV
1.352% due 03/28/2023	EUR	127,000	156,305

GSAA Trust
0.556% due 03/25/2037		$5,583	3,019
0.556% due 05/25/2047		1,000	555

GSAMP Trust
0.326% due 10/25/2036		20	19
0.326% due 12/25/2036		681	463
0.346% due 11/25/2035		688	85
1.106% due 02/25/2047		111,423	86,729

Gulf Stream - Sextant CLO Ltd.
0.569% due 08/21/2020		10,000	9,404

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	19,748	24,911

Home Equity Asset Trust
0.316% due 05/25/2037		$6,923	6,687
0.856% due 11/25/2032		154	108

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		66	66

HSBC Asset Loan Obligation
0.316% due 12/25/2036		814	702

HSBC Home Equity Loan Trust
0.407% due 03/20/2036		7,854	7,345
0.527% due 01/20/2035		1,267	1,123
0.547% due 01/20/2034		31,967	28,948
0.607% due 09/20/2033		892	827

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		1,516	1,139
0.306% due 12/25/2036		8,461	7,814
0.316% due 05/25/2037		68	66

IMC Home Equity Loan Trust
5.910% due 07/25/2026		65	63
7.310% due 11/20/2028		29	28
7.500% due 04/25/2026		16	16
7.520% due 08/20/2028		25	25

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		87	87

IXIS Real Estate Capital Trust
0.596% due 02/25/2036		683	613

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		1,966	1,896
0.316% due 03/25/2047		3,254	2,419
0.336% due 08/25/2036		516	154
0.336% due 03/25/2037		73	69
0.346% due 10/25/2036		164	160
0.446% due 05/25/2035		716	637

LA Arena Funding LLC
7.656% due 12/15/2026		227	236

LCM LP
0.522% due 03/21/2019		17,300	15,990

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037		7,134	2,723

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		5,096	4,342

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	162,518	221,779

Massachusetts Educational Financing Authority
1.448% due 04/25/2038		$3,677	3,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	$169	$58
0.316% due 11/25/2036	103	103
0.336% due 05/25/2037	525	507
0.556% due 05/25/2037	37,534	33,497

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	1,525	1,514

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	1,668	1,652
0.376% due 02/25/2037	2,538	1,772

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031	1,615	1,289

Mid-State Trust
6.005% due 08/15/2037	12	13
6.340% due 10/15/2036	18,680	17,888
7.340% due 07/01/2035	1,089	1,141
7.791% due 03/15/2038	3,747	3,656
8.330% due 04/01/2030	12,813	13,233

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	17	17
0.306% due 07/25/2036	415	157
0.306% due 11/25/2036	278	277
0.316% due 05/25/2037	628	521
0.356% due 11/25/2036	5,000	3,826
0.756% due 03/25/2033	2,511	2,092
1.056% due 07/25/2037	14,977	13,719

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	4,551	4,425

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	14	14
0.366% due 11/25/2036	200	91

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047	43	38
0.486% due 02/25/2037	1,440	664
0.616% due 04/25/2037	6,421	3,186
5.726% due 10/25/2036	2,659	1,534
5.750% due 11/25/2036	2,869	1,433
5.750% due 04/25/2037	1,922	1,447
6.000% due 07/25/2047	2,168	1,630

Mountain Capital CLO Ltd.
0.791% due 02/15/2016	71,073	68,106

MPC Natural Gas Funding Trust
6.200% due 03/15/2013	1,654	1,672

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	916	914
0.376% due 04/25/2037	593	578

Navigator CDO Ltd.
1.226% due 11/15/2015	11,884	11,561

Nelnet Student Loan Trust
1.028% due 04/27/2015	35	35
1.198% due 07/25/2018	10,000	10,095
1.428% due 10/25/2019	5,000	5,111

New Century Home Equity Loan Trust
0.516% due 06/25/2035	810	776
0.526% due 09/25/2035	14,266	13,737

Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	49	50

Novastar Home Equity Loan
0.611% due 12/25/2033	1,692	1,501

NYLIM Flatiron CLO Ltd.
0.638% due 08/08/2020	10,750	9,962

Option One Mortgage Loan Trust
0.316% due 07/25/2037	51	48
0.346% due 04/25/2037	1,190	1,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc.
0.516% due 09/25/2035	$247	$225
0.569% due 10/25/2034	110	107

Popular ABS Mortgage Pass-Through Trust
0.346% due 01/25/2037	596	593
0.346% due 06/25/2047	17,884	15,806

Primus CLO Ltd.
0.758% due 07/15/2021	478	408

Renaissance Home Equity Loan Trust
0.616% due 11/25/2034	316	253
0.756% due 12/25/2033	375	315
0.956% due 08/25/2032	104	82
5.565% due 02/25/2036	16	15

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047	1,700	777
5.072% due 04/25/2034	4,221	4,070

Residential Asset Securities Corp.
0.326% due 02/25/2037	10	10
0.366% due 04/25/2037	68	66
0.756% due 07/25/2032	6	3

Residential Mortgage Loan Trust
1.764% due 09/25/2029	12	11

SACO I, Inc.
0.316% due 05/25/2036	3,031	2,398
0.466% due 03/25/2036	216	61
0.506% due 12/25/2035	181	62

Salomon Brothers Mortgage Securities VII, Inc.
0.816% due 09/25/2028	1,236	1,052

Saxon Asset Securities Trust
0.776% due 08/25/2032	137	134

SBI HELOC Trust
0.426% due 08/25/2036	49	49

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	59	57
0.316% due 12/25/2036	370	129
0.386% due 05/25/2037	1,815	1,384

Security National Mortgage Loan Trust
0.546% due 10/25/2036	2,687	2,684
5.910% due 04/25/2037	1,965	1,939

SLC Student Loan Trust
1.192% due 06/15/2021	4,300	4,337

SLM Student Loan Trust
0.498% due 04/25/2017	256	256
0.498% due 07/25/2017	10,292	10,245
0.588% due 10/25/2022	2,700	2,677
0.608% due 04/25/2017	758	757
0.648% due 01/25/2017	72	72
0.828% due 01/25/2022	12,000	11,637
0.898% due 10/27/2014	306	307
0.998% due 10/27/2014	22	22
0.998% due 10/25/2017	32,500	32,705
1.048% due 10/25/2017	150	151
1.148% due 04/25/2019	700	704
1.248% due 01/25/2019	40,000	40,569
1.398% due 07/25/2023	700	709
1.492% due 12/15/2033	30,800	31,409
1.598% due 10/25/2016	2,000	2,033
1.598% due 07/25/2023	5,000	5,091
1.798% due 01/25/2018	1,490	1,537
1.998% due 04/25/2023	1,136,499	1,177,521
2.177% due 08/15/2016	47,339	47,352
2.198% due 07/25/2023	2,100	2,204
2.907% due 12/16/2019	42,483	42,534

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		$1,521	$714
0.336% due 06/25/2037		1,141	1,001
0.556% due 11/25/2035		15	14

South Carolina Student Loan Corp.
0.847% due 03/01/2018		2,844	2,814
1.047% due 03/02/2020		700	695
1.297% due 09/03/2024		600	594

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		1,569	1,410
0.356% due 11/25/2037		2,628	2,145
0.936% due 01/25/2034		23	18

Stony Hill CDO III Ltd.
0.756% due 10/15/2013		4,942	4,704

Structured Asset Investment Loan Trust
0.306% due 07/25/2036		106	106
0.956% due 04/25/2033		2,194	1,858

Structured Asset Securities Corp.
0.306% due 09/25/2036		6	6
0.306% due 10/25/2036		83	82
0.336% due 01/25/2037		5,833	5,671
0.356% due 01/25/2037		150	107
0.406% due 05/25/2037		1,939	1,745
0.466% due 09/25/2035		2,551	2,523
0.546% due 01/25/2033		5,254	4,777
0.556% due 06/25/2035		5,894	3,995
0.656% due 05/25/2034		21	19
1.756% due 04/25/2035		23,769	17,738
4.910% due 06/25/2033		76	70

Symphony CLO Ltd.
0.616% due 05/15/2019		82,500	75,558

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		19	19

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		3,952	3,617

Wells Fargo Home Equity Trust
0.496% due 10/25/2035		39	39
0.506% due 12/25/2035		13,684	13,545

WMC Mortgage Loan Pass-Through Certificates
0.937% due 05/15/2030		1,920	1,793
1.157% due 10/15/2029		155	154

Wood Street CLO BV
1.388% due 03/29/2021	EUR	48,703	59,751

Total Asset-Backed Securities (Cost $2,962,157)			2,986,467

SOVEREIGN ISSUES 4.1%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$30,000	31,766

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	63,056
5.500% due 07/12/2020		$3,200	3,468

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,600

Brazil Government International Bond
5.625% due 01/07/2041		14,000	15,435
5.875% due 01/15/2019		7,800	9,184
6.000% due 01/17/2017		11,000	12,870
7.875% due 03/07/2015		28,000	34,510
8.000% due 01/15/2018		4,166	5,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,462,222	$3,751,703
10.000% due 01/01/2013		190,000	108,128
10.000% due 01/01/2014		134,000	75,214
10.000% due 01/01/2017		2,055,854	1,124,139

Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700	1,390,416
2.500% due 09/01/2013		567,300	566,101
2.500% due 06/01/2015		400,000	399,067
3.000% due 12/01/2015		185,300	188,778
3.500% due 06/01/2020		67,000	69,265
3.750% due 09/01/2011		1,250	1,242
4.500% due 06/01/2015		212,600	230,589

Canada Housing Trust No. 1
3.350% due 12/15/2020		126,100	124,774
3.750% due 03/15/2020		35,000	35,993

Chile Government International Bond
5.500% due 01/15/2013		$50	55

China Development Bank Corp.
5.000% due 10/15/2015		24,200	27,236

China Government International Bond
4.750% due 10/29/2013		50	55

Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,475
8.125% due 05/21/2024		10	13
8.250% due 12/22/2014		10,010	12,287

Export-Import Bank of China
4.875% due 07/21/2015		28,300	31,562

Export-Import Bank of Korea
0.754% due 10/04/2011		88,600	88,701
5.125% due 06/29/2020		109,900	118,777
5.875% due 01/14/2015		5,560	6,227
8.125% due 01/21/2014		32,000	37,623

Hydro Quebec
0.525% due 09/29/2049		5,600	4,033

Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,681
7.250% due 04/20/2015		37	44
7.500% due 01/15/2016		9,080	11,063

Israel Government International Bond
5.500% due 11/09/2016		57	66

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021	EUR	50,514	67,601

Korea Development Bank
8.000% due 01/23/2014		$27,800	32,550

Korea Expressway Corp.
5.125% due 05/20/2015		100	108

Korea Government Bond
4.875% due 09/22/2014		103	113

Korea Housing Finance Corp.
4.125% due 12/15/2015 (m)		59,600	62,683

Malaysia Government International Bond
7.500% due 07/15/2011		100	105

Mexico Government International Bond
4.250% due 07/14/2017	EUR	9,900	13,740
5.875% due 02/17/2014		$2,700	3,064
5.950% due 03/19/2019		98,300	115,847
6.050% due 01/11/2040		145,200	166,980
6.625% due 03/03/2015		10,000	11,800
6.750% due 09/27/2034		317	396
7.500% due 04/08/2033		5,650	7,515
8.125% due 12/30/2019		25	34

New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Government International Bond
6.700% due 01/26/2036		$18,062	$22,261
7.250% due 03/15/2015		34,700	41,640
9.375% due 04/01/2029		15,000	22,800

Poland Government International Bond
5.000% due 10/19/2015		100	110
6.250% due 07/03/2012		47	51
6.375% due 07/15/2019		36	43

Province of British Columbia Canada
3.700% due 12/18/2020	CAD	10,000	9,899

Province of Ontario Canada
1.875% due 09/15/2015		$72,800	73,264
4.200% due 06/02/2020	CAD	50,000	51,156
4.600% due 06/02/2039		122,060	126,341
4.650% due 06/02/2041		32,000	33,597
4.700% due 06/02/2037		48,400	50,520
5.450% due 04/27/2016		$800	946
5.600% due 06/02/2035	CAD	25,000	29,318
5.850% due 03/08/2033		165,000	197,606
6.200% due 06/02/2031		5,000	6,193
6.500% due 03/08/2029		25,000	31,627
7.600% due 06/02/2027		20,000	27,609

Province of Quebec Canada
4.500% due 12/01/2020		100,000	104,128
4.625% due 05/14/2018		$1,000	1,141

Qatar Government International Bond
4.000% due 01/20/2015		85,000	90,100
5.250% due 01/20/2020		85,000	93,925
6.400% due 01/20/2040		110,000	131,450

Russia Government International Bond
7.500% due 03/31/2030		9,035	10,813

Societe Financement de l’Economie Francaise
0.726% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	100	139
3.375% due 05/05/2014		$79,400	85,497

South Africa Government International Bond
5.875% due 05/30/2022		100	116
6.500% due 06/02/2014		27,000	30,848
6.875% due 05/27/2019		5,000	6,138

Total Sovereign Issues (Cost $9,605,955)			10,354,631

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		446,800	3,838

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,212,560	64,461
6.250% due 07/15/2033		475,440	3,779

			68,240
Total Convertible Preferred Securities (Cost $31,482)			72,078

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	29,514

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)

SLM Corp.
3.148% due 03/15/2017	4,700	$84

		29,598

Total Preferred Securities (Cost $31,160)

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.1%

CERTIFICATES OF DEPOSIT 0.1%

Australia & New Zealand Banking Group Ltd.
0.258% due 10/07/2010	$35,000	34,999

Barclays Bank PLC
1.392% due 12/16/2011	163,000	163,040

		198,039

COMMERCIAL PAPER 0.0%

Freddie Mac
0.246% due 10/13/2010	1,000	1,000

REPURCHASE AGREEMENTS 7.2%

Banc of America Securities LLC
0.210% due 10/12/2010	250,000	250,000
(Dated 09/20/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $262,146. Repurchase proceeds are $250,001.)

Barclays Capital, Inc.
0.160% due 10/06/2010	235,000	235,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 09/15/2012 -12/15/2012 valued at $239,853. Repurchase proceeds are $235,001.)
0.170% due 10/04/2010	330,600	330,600
(Dated 09/27/2010. Collateralized by Fannie Mae 0.246% -6.625% due 07/26/2012 - 11/15/2030 valued at $337,672 Repurchase proceeds are $330,602.)
0.190% due 10/06/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $510,424. Repurchase proceeds are $500,003.)
0.190% due 10/18/2010	500,000	500,000

(Dated 09/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $251,824 and U.S. Treasury Notes 1.000% due 07/31/2011 valued at $255,068. Repurchase proceeds are $500,003.)

0.200% due 10/15/2010	290,000	290,000
(Dated 09/14/2010. Collateralized by Fannie Mae 1.250% due 08/16/2013 valued at $275,629 and Freddie Mac 5.000% due 04/08/2030 valued at $20,524 Repurchase proceeds are $290,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/18/2010	$500,000	$500,000

(Dated 09/14/2010. Collateralized by Fannie Mae 5.000% due 03/15/2016 valued at $50,508; Federal Farm Credit Bank 1.875% due 09/14/2015 valued at $45,330; Federal Home Loan Bank 0.360% - 4.875% due 03/28/2011 - 07/08/2030 valued at $137,845; and Freddie Mac 2.500% - 4.500% due 01/15/2014 - 08/18/2017 valued at $276,451. Repurchase proceeds are $500,003.)

0.200% due 10/18/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $510,534. Repurchase proceeds are $500,003.)
0.200% due 10/18/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 0.625% - 3.625% due 06/30/2012 - 08/15/2019 valued at $1,019,046. Repurchase proceeds are $1,000,006.)
0.200% due 10/19/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.875% - 3.500% due 06/30/2015 - 05/15/2020 valued at $1,023,793. Repurchase proceeds are $1,000,006.)
0.210% due 10/15/2010	500,000	500,000

(Dated 09/01/2010. Collateralized by Fannie Mae 1.750% - 5.250% due 08/01/2012 - 04/15/2014 valued at $137,546; Federal Farm Credit Bank 2.840% due 05/19/2014 valued at $56,116; Federal Home Loan Bank 2.000% due 09/14/2012 valued at $76,037; and Freddie Mac 2.800% - 4.125% due 09/27/2013 - 08/18/2017 valued at $239,369. Repurchase proceeds are $500,003.)

0.220% due 10/05/2010	1,000,000	1,000,000
(Dated 08/27/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $1,013,970. Repurchase proceeds are $1,000,006.)
0.220% due 10/08/2010	888,300	888,300
(Dated 09/16/2010. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $921,172. Repurchase proceeds are $888,305.)
0.250% due 10/01/2010	95,500	95,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $97,404. Repurchase proceeds are $95,501.)

Citigroup Global Markets, Inc.
0.220% due 10/08/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $262,588. Repurchase proceeds are $250,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.220% due 10/18/2010	$50,000	$50,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $51,120. Repurchase proceeds are $50,000.)
0.250% due 10/01/2010	41,000	41,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bills 0.260% due 09/22/2011 valued at $41,825. Repurchase proceeds are $41,000.)

Credit Suisse Securities (USA) LLC
0.170% due 10/06/2010	31,200	31,200
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 0.875% due 05/31/2011 valued at $31,907. Repurchase proceeds are $31,200.)

Goldman Sachs & Co.
0.230% due 10/07/2010	300,000	300,000

(Dated 09/16/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 08/01/2037 valued at $179,937; Freddie Mac 5.000% due 08/01/2039 valued at $85,432; and Ginnie Mae 5.000% due 03/15/2038 valued at $44,883. Repurchase proceeds are $300,002.)

Greenwich Capital Markets, Inc.
0.210% due 10/04/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $255,332. Repurchase proceeds are $250,001.)

JPMorgan Chase Bank N.A.
0.190% due 10/08/2010	525,000	525,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 06/30/2011 - 01/15/2013 valued at $536,019. Repurchase proceeds are $525,003.)
0.260% due 10/01/2010	1,300	1,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,375. Repurchase proceeds are $1,300.)

Morgan Stanley
0.180% due 10/05/2010	1,000,000	1,000,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.625% due 07/31/2014 - 02/15/2020 valued at $1,022,604. Repurchase proceeds are $1,000,005.)
0.200% due 10/01/2010	2,983,200	2,983,200

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% -3.625% due 05/31/2012 - 02/15/2020 valued at $2,028,539; U.S. Treasury Bonds 4.250% due 05/15/2039 valued at $921,002. Repurchase proceeds are $2,983,217.)

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/06/2010	$500,000	$500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $512,169. Repurchase proceeds are $500,003.)
0.200% due 10/06/2010	500,000	500,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 03/31/2012 - 10/15/2012 valued at $509,683. Repurchase proceeds are $500,003.)
0.210% due 10/04/2010	500,000	500,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $511,040. Repurchase proceeds are $500,003.)
0.210% due 10/06/2010	400,000	400,000
(Dated 09/22/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.625% due 03/15/2013 - 02/15/2020 valued at $409,443. Repurchase proceeds are $400,002.)
0.210% due 10/12/2010	600,000	600,000
(Dated 09/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2014 - 01/15/2027 valued at $618,499. Repurchase proceeds are $600,004.)
0.210% due 10/12/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $257,057. Repurchase proceeds are $250,001.)
0.210% due 10/12/2010	53,000	53,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $54,187. Repurchase proceeds are $53,000.)
0.230% due 10/15/2010	1,500,000	1,500,000
(Dated 09/15/2010. Collateralized by U.S. Treasury Notes 2.125% - 3.625% due 02/28/2015 - 02/15/2020 valued at $1,546,653. Repurchase proceeds are $1,500,010.)
0.240% due 10/19/2010	307,000	307,000
(Dated 09/15/2010. Collateralized by Ginnie Mae 5.500% due 10/20/2039 - 07/20/2040 valued at $316,953. Repurchase proceeds are $307,002.)
0.250% due 10/01/2010	222,400	222,400
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $228,034. Repurchase proceeds are $222,402.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	162,076	162,076
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $165,321. Repurchase proceeds are $162,076.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TD Securities (USA) LLC
0.220% due 10/05/2010		$156,600	$156,600
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 0.750% - 1.750% due 10/31/2011 - 11/30/2011 valued at $159,930. Repurchase proceeds are $156,601.)

			18,172,176

JAPAN TREASURY BILLS 3.1%
0.108% due 11/01/2010 - 12/06/2010 (f)	JPY	666,850,000	7,986,810

U.S. TREASURY BILLS 0.1%
0.109% due 10/07/2010 - 10/21/2010 (f)(k)		$218,457	218,449

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 9.6%
		2,413,794,186	24,181,390

Total Short-Term Instruments (Cost $50,578,978)			50,757,864

Total Investments 113.9% (Cost $276,527,279)			$287,350,477

Written Options (p) (0.3%) (Premiums $738,837)			(756,016)

Other Assets and Liabilities (Net) (13.6%)			(34,268,170)

Net Assets 100.0%			$252,326,291

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-Issued security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average yield.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $113,270 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Securities with an aggregate market value of $561,172 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $340,120 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $519,524 at a weighted average interest rate of -0.062%. On September 30, 2010, securities valued at $1,175,466 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $441,806 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	112,647	$208,404
90-Day Eurodollar December Futures	Long	12/2011	9,962	5,941
90-Day Eurodollar June Futures	Long	06/2011	50,056	35,402
90-Day Eurodollar June Futures	Long	06/2012	9,962	8,476
90-Day Eurodollar March Futures	Long	03/2011	137,170	94,252
90-Day Eurodollar March Futures	Long	03/2012	9,962	7,271
90-Day Eurodollar September Futures	Long	09/2011	16,851	9,530
U.S. Treasury 5-Year Note December Futures	Long	12/2010	12,914	8,398
U.S. Treasury 10-Year Note December Futures	Long	12/2010	101,056	75,718

				$453,392

(o)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	0.563%	$	8,880	$(24)	$0	$(24)
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	1.084%		1,800	20	62	(42)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	2.181%		15,000	1,330	0	1,330
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.899%		2,000	97	37	60
Barrick Gold Finance Co.	JPM	(0.530%)	12/20/2016	0.763%		8,800	119	0	119
Block Financial LLC	BOA	(1.550%)	03/20/2013	4.070%		32,100	1,837	(113)	1,950
Block Financial LLC	CSFB	(1.110%)	03/20/2013	4.070%		6,000	405	0	405
Block Financial LLC	DUB	(1.050%)	03/20/2013	4.070%		5,000	344	0	344
Block Financial LLC	JPM	(1.270%)	03/20/2013	4.070%		4,500	287	0	287
Brunswick Corp.	BOA	(4.100%)	09/20/2013	3.551%		18,000	(298)	0	(298)
CBS Corp.	JPM	(0.590%)	09/20/2012	0.546%		15,000	(16)	0	(16)
Centex Corp.	BCLY	(1.000%)	06/20/2016	1.856%		4,000	177	37	140
Centex Corp.	BNP	(1.000%)	06/20/2016	1.856%		12,500	552	119	433
Centex Corp.	BOA	(1.000%)	06/20/2015	1.735%		4,500	145	148	(3)
Centex Corp.	DUB	(1.000%)	12/20/2010	0.808%		3,100	(2)	0	(2)
Centex Corp.	DUB	(1.000%)	03/20/2011	0.808%		2,500	(3)	1	(4)
Centex Corp.	DUB	(1.000%)	12/20/2017	1.937%		2,500	146	(9)	155
Centex Corp.	GSC	(1.000%)	06/20/2014	1.565%		1,500	30	20	10
Centex Corp.	GSC	(1.000%)	06/20/2016	1.856%		3,120	138	0	138
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.222%		10,000	323	1,209	(886)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	2.222%		10,300	619	0	619
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	2.222%		8,000	(623)	0	(623)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	2.425%		6,250	(314)	0	(314)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.222%		10,200	702	0	702
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.731%		19,000	1,045	1,663	(618)
Coventry Health Care, Inc.	DUB	(1.000%)	03/20/2015	2.876%		7,500	566	684	(118)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	2.752%		10,000	97	0	97
CSX Corp.	DUB	(1.550%)	06/20/2017	0.612%		11,200	(671)	38	(709)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.466%		4,700	136	431	(295)

Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.466%	2,300	67	198	(131)
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	0.867%	2,000	(8)	46	(54)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	3.697%	6,200	626	574	52
Domtar Corp.	SOG	(5.000%)	09/20/2016	2.197%	31,500	(4,783)	(3,957)	(826)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	2.840%	26,000	2,390	1,623	767
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.818%	10,000	876	783	93
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.840%	21,500	1,976	1,597	379
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	2.818%	3,700	324	373	(49)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	2.840%	4,500	414	472	(58)
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	2.360%	5,000	222	335	(113)
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.494%	3,000	165	163	2
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	2.619%	10,000	660	537	123
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.548%	10,000	(487)	789	(1,276)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	1.729%	16,500	(2,292)	0	(2,292)
FBG Finance Ltd.	BCLY	(2.140%)	12/20/2014	0.765%	6,000	(342)	0	(342)
Fortune Brands, Inc.	DUB	(1.000%)	03/20/2020	1.557%	12,000	529	416	113
Frontier Communications Corp.	BCLY	(5.000%)	03/20/2013	2.114%	10,000	(709)	(602)	(107)
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	2.296%	20,000	1,372	3,056	(1,684)
Hanson Ltd.	BNP	(1.000%)	03/20/2013	1.600%	15,000	213	68	145
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.246%	33,000	2,180	1,130	1,050
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.296%	20,000	1,372	553	819
HCP, Inc.	CITI	(5.000%)	03/20/2018	1.897%	4,500	(908)	(742)	(166)
HCP, Inc.	CSFB	(0.530%)	09/20/2011	1.132%	7,350	42	0	42
HCP, Inc.	DUB	(3.860%)	03/20/2018	1.937%	20,000	(2,501)	1,296	(3,797)
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.132%	3,200	16	0	16
HCP, Inc.	MLP	(0.650%)	09/20/2016	1.886%	13,500	896	0	896
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	1.484%	5,000	(412)	0	(412)
Health Management Associates, Inc.	BCLY	(1.000%)	06/20/2016	3.694%	8,000	1,052	656	396
Health Management Associates, Inc.	BCLY	(5.000%)	06/20/2016	3.694%	7,000	(458)	(801)	343
Host Hotels & Resorts LP	DUB	(1.000%)	06/20/2012	1.741%	44,500	550	945	(395)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	26.387%	10,000	2,236	0	2,236
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	20.696%	10,000	2,674	0	2,674
JC Penney Corp., Inc.	BCLY	(1.000%)	09/20/2012	1.385%	3,000	22	10	12
JC Penney Corp., Inc.	DUB	(1.000%)	09/20/2012	1.385%	400	3	4	(1)
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.808%	44,710	1,427	1,423	4
KB Home	BCLY	(5.000%)	03/20/2015	4.383%	21,600	(553)	(1,584)	1,031
KB Home	BCLY	(5.000%)	06/20/2015	4.468%	12,300	(285)	(936)	651
KB Home	BNP	(1.000%)	06/20/2015	4.468%	5,000	704	465	239
KB Home	DUB	(1.000%)	03/20/2014	3.999%	3,000	285	249	36
KB Home	DUB	(1.000%)	03/20/2015	4.383%	5,000	658	491	167
KB Home	DUB	(5.000%)	03/20/2015	4.383%	2,500	(64)	(194)	130
KB Home	GSC	(1.000%)	03/20/2014	3.999%	7,000	666	329	337
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.301%	6,900	(29)	65	(94)
Kinder Morgan, Inc.	DUB	(1.000%)	03/20/2016	1.759%	2,000	76	94	(18)
Kinder Morgan, Inc.	MSC	(1.000%)	03/20/2016	1.759%	13,300	505	670	(165)
Lennar Corp.	BCLY	(5.000%)	06/20/2015	4.122%	11,000	(413)	(888)	475
Lennar Corp.	BNP	(5.000%)	03/20/2013	2.998%	9,000	(441)	(571)	130
Lennar Corp.	BNP	(5.000%)	09/20/2014	3.815%	22,000	(967)	(1,448)	481
Lennar Corp.	BNP	(1.000%)	06/20/2015	4.122%	20,000	2,556	2,099	457
Lennar Corp.	DUB	(0.785%)	12/20/2011	1.832%	9,000	112	0	112
Lennar Corp.	DUB	(1.000%)	03/20/2013	2.998%	6,800	320	262	58
Lennar Corp.	DUB	(1.000%)	06/20/2015	4.122%	3,500	447	366	81
Lennar Corp.	DUB	(5.000%)	06/20/2015	4.122%	5,000	(188)	(440)	252
Lennar Corp.	GSC	(1.000%)	12/20/2011	1.808%	9,000	86	225	(139)
Lennar Corp.	GSC	(1.000%)	09/20/2014	3.815%	4,500	452	483	(31)
Lennar Corp.	GSC	(5.000%)	06/20/2015	4.122%	4,000	(150)	(235)	85
Lennar Corp.	GSC	(1.000%)	06/20/2016	4.352%	4,000	633	478	155
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	1.826%	13,000	365	0	365
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	1.125%	5,590	(335)	0	(335)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.125%	15,880	(33)	0	(33)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	2.267%	7,600	215	836	(621)
Limited Brands, Inc.	BNP	(1.000%)	12/20/2014	1.768%	1,250	38	96	(58)
Limited Brands, Inc.	BNP	(1.000%)	09/20/2017	2.232%	22,000	1,639	1,835	(196)
Limited Brands, Inc.	BOA	(1.000%)	12/20/2014	1.768%	5,000	153	216	(63)
Limited Brands, Inc.	BOA	(1.000%)	09/20/2017	2.232%	10,000	745	907	(162)
Limited Brands, Inc.	BOA	(1.000%)	06/20/2019	2.369%	20,400	1,989	1,603	386
Limited Brands, Inc.	DUB	(1.000%)	09/20/2017	2.232%	7,600	566	798	(232)
Limited Brands, Inc.	DUB	(4.800%)	09/20/2017	2.302%	43,000	(6,564)	0	(6,564)
Limited Brands, Inc.	JPM	(2.850%)	09/20/2017	2.302%	2,700	(92)	150	(242)
Limited Brands, Inc.	RBS	(4.500%)	09/20/2017	2.302%	18,700	(2,513)	0	(2,513)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.827%	11,810	(2,736)	0	(2,736)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%)	09/20/2015	1.827%	10,000	(2,489)	0	(2,489)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	03/20/2012	0.908%	57,400	(95)	656	(751)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2012	1.054%	13,000	10	68	(58)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2015	1.775%	9,000	321	371	(50)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	03/20/2012	0.908%	15,000	(25)	144	(169)
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	0.949%	7,000	(625)	0	(625)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.226%	5,000	(150)	433	(583)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	09/20/2015	1.775%	3,800	136	423	(287)
Macy’s Retail Holdings, Inc.	BOA	(7.060%)	09/20/2015	1.827%	8,000	(1,958)	0	(1,958)
Macy’s Retail Holdings, Inc.	DUB	(1.000%)	03/20/2013	1.188%	16,800	72	328	(256)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	1.827%	10,000	(306)	1,103	(1,409)
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	1.939%	15,000	784	709	75

Macy’s Retail Holdings, Inc.	RBS	(2.640%)	09/20/2017	2.065%		22,500	(809)	1,376	(2,185)
Manpower, Inc.	GSC	(2.500%)	06/20/2013	1.411%	EUR	45,500	(1,834)	(2,684)	850
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.693%		$2,200	103	400	(297)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	1.291%		10,000	(226)	2,739	(2,965)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.291%		1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	0.627%		15,000	94	0	94
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	06/20/2019	1.443%		15,300	504	0	504
Masco Corp.	BNP	(1.000%)	09/20/2012	1.846%		18,100	291	196	95
Masco Corp.	CITI	(4.240%)	03/20/2017	3.059%		9,020	(595)	0	(595)
Masco Corp.	DUB	(1.000%)	09/20/2012	1.846%		15,000	241	360	(119)
Masco Corp.	DUB	(1.000%)	06/20/2015	2.732%		4,000	296	270	26
Masco Corp.	DUB	(1.000%)	12/20/2016	2.943%		1,000	103	110	(7)
Masco Corp.	GSC	(1.000%)	09/20/2012	1.846%		5,200	84	54	30
Masco Corp.	GSC	(1.000%)	03/20/2017	2.960%		3,000	323	269	54
Masco Corp.	JPM	(1.000%)	09/20/2012	1.846%		5,400	87	80	7
Masco Corp.	JPM	(1.000%)	06/20/2015	2.732%		5,000	370	232	138
Masco Corp.	MSC	(0.580%)	09/20/2012	1.893%		5,000	126	0	126
Masco Corp.	MSC	(1.000%)	09/20/2012	1.846%		12,000	193	327	(134)
Masco Corp.	MSC	(0.680%)	09/20/2013	2.243%		10,000	443	0	443
Masco Corp.	UBS	(4.650%)	12/20/2016	3.041%		10,000	(870)	0	(870)
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.573%		10,000	50	0	50
MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	1.813%		9,000	198	0	198
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.763%		3,000	90	0	90
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	1.313%		10,500	(13)	0	(13)
Motorola, Inc.	DUB	(1.000%)	12/20/2011	0.300%		8,400	(75)	99	(174)
Motorola, Inc.	DUB	(1.000%)	12/20/2012	0.407%		9,100	(123)	269	(392)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.648%		2,400	(170)	0	(170)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	1.603%		7,900	311	70	241
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	1.648%		11,700	456	0	456
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.648%		5,200	347	721	(374)
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	1.648%		9,000	440	0	440
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	3.347%		39,900	426	402	24
New York Times Co.	BNP	(1.000%)	03/20/2015	2.449%		11,300	674	684	(10)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.449%		10,630	(1,139)	(952)	(187)
New York Times Co.	GSC	(1.000%)	03/20/2015	2.449%		5,000	298	235	63
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	4.523%		10,000	(145)	(180)	35
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	4.523%		37,000	(537)	524	(1,061)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	4.523%		10,000	(145)	64	(209)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	4.523%		16,000	(232)	(849)	617
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	1.270%		10,200	355	0	355
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	1.272%		10,000	94	0	94
Pactiv Corp.	MSC	(5.000%)	06/20/2017	5.220%		9,800	95	(677)	772
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.360%		25,000	(175)	0	(175)
Pearson Dollar Finance PLC	BCLY	(0.730%)	06/20/2018	0.638%		7,000	(48)	0	(48)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.638%		10,000	(97)	0	(97)
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.450%		5,000	(71)	5	(76)
Pioneer Natural Resources Co.	MSC	(1.000%)	09/20/2016	1.917%		20,835	1,022	1,533	(511)
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	7.590%		9,500	2,785	0	2,785
ProLogis	CITI	(1.000%)	06/20/2012	2.536%		10,500	269	223	46
Pulte Group, Inc.	BNP	(1.000%)	03/20/2013	2.253%		10,250	304	180	124
Pulte Group, Inc.	BNP	(1.000%)	03/20/2014	2.599%		35,000	1,814	1,578	236
Pulte Group, Inc.	DUB	(1.000%)	09/20/2011	1.660%		15,400	94	57	37
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.376%		5,000	7	0	7
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.035%		12,500	(145)	981	(1,126)
Rexam PLC	RBS	(1.450%)	06/20/2013	1.035%		4,000	(46)	273	(319)
Rohm and Haas Co.	BNP	(1.000%)	09/20/2017	0.815%		30,000	(369)	(437)	68
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.830%		4,665	(235)	0	(235)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.830%		13,425	110	0	110
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.815%		1,500	(18)	(16)	(2)
Rohm and Haas Co.	CITI	(0.540%)	09/20/2017	0.830%		7,000	130	0	130
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.591%		2,800	23	0	23
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.591%		9,000	331	399	(68)
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.548%		15,000	541	220	321
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	2.753%		17,300	(2,060)	(1,598)	(462)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.088%		25,000	(716)	0	(716)
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2012	1.237%		42,000	133	(84)	217
RR Donnelley & Sons Co.	DUB	(1.000%)	06/20/2014	2.242%		800	35	34	1
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2017	2.802%		900	90	84	6
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	2.894%		10,000	(207)	0	(207)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	2.753%		7,700	704	962	(258)
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	2.730%		2,200	216	158	58
Ryland Group, Inc.	BNP	(1.000%)	06/20/2017	2.730%		28,500	2,800	1,700	1,100
Ryland Group, Inc.	BNP	(5.000%)	06/20/2020	2.902%		9,000	(1,398)	(1,621)	223
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	2.452%		9,000	535	669	(134)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	2.730%		900	88	67	21
Seagate Technology HDD Holdings	DUB	(5.000%)	12/20/2011	2.201%		7,700	(272)	(423)	151
Seagate Technology HDD Holdings	GSC	(1.000%)	12/20/2011	2.201%		20,800	295	198	97
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	2.201%		11,100	(14)	735	(749)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	1.338%		9,250	72	517	(445)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	1.483%		11,000	(359)	0	(359)
Sprint Nextel Corp.	DUB	(5.000%)	03/20/2012	1.448%		2,500	(134)	(127)	(7)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	03/20/2013	1.045%		10,000	8	143	(135)

Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	12/20/2014	1.484%	47,000	904	1,741	(837)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.861%	33,000	(89)	(32)	(57)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	06/20/2012	0.861%	5,500	(400)	(167)	(233)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	03/20/2013	1.045%	8,500	7	144	(137)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	03/20/2013	1.045%	2,000	(197)	(97)	(100)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	12/20/2015	1.667%	5,500	177	396	(219)
Starwood Hotels & Resorts Worldwide, Inc.	SOG	(5.000%)	03/20/2013	1.045%	9,500	(933)	(861)	(72)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	1.132%	12,000	(62)	0	(62)
Temple-Inland, Inc.	BCLY	(1.000%)	06/20/2012	1.056%	6,000	4	61	(57)
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	2.235%	7,430	(2,121)	0	(2,121)
Temple-Inland, Inc.	BOA	(1.000%)	03/20/2018	2.168%	4,000	298	209	89
Temple-Inland, Inc.	DUB	(1.000%)	03/20/2018	2.168%	4,000	298	156	142
Toll Brothers Finance Corp.	BCLY	(1.000%)	12/20/2017	2.334%	36,000	2,957	1,746	1,211
Toll Brothers Finance Corp.	BCLY	(5.000%)	12/20/2017	2.334%	32,500	(5,404)	(6,822)	1,418
Toll Brothers Finance Corp.	BNP	(1.000%)	06/20/2015	2.057%	10,000	460	262	198
Toll Brothers Finance Corp.	BNP	(1.000%)	12/20/2017	2.334%	15,000	1,232	814	418
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	2.465%	7,000	752	250	502
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	2.465%	3,000	322	262	60
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	2.334%	2,700	222	71	151
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.673%	9,800	76	0	76
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.982%	7,500	14	494	(480)
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	0.666%	6,500	(128)	0	(128)
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	1.545%	4,000	72	136	(64)
Tyson Foods, Inc.	GSC	(1.000%)	03/20/2014	1.545%	31,000	557	1,474	(917)
Tyson Foods, Inc.	JPM	(1.000%)	03/20/2014	1.545%	12,000	215	794	(579)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	2.092%	19,000	(1,160)	0	(1,160)
Universal Corp.	DUB	(1.000%)	12/20/2014	2.110%	33,000	1,438	580	858
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	2.625%	2,575	240	129	111
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	2.625%	8,000	556	303	253
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	2.625%	7,000	358	50	308
UST LLC	BCLY	(0.700%)	03/20/2018	0.341%	24,000	(611)	0	(611)
UST LLC	CITI	(1.000%)	03/20/2018	0.341%	2,500	(116)	(133)	17
UST LLC	DUB	(1.000%)	03/20/2018	0.341%	1,500	(70)	(74)	4
VTB Bank Via VTB Capital SA	BCLY	(2.150%)	05/20/2013	2.881%	15,000	158	6,476	(6,318)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	0.513%	25,000	(1,184)	373	(1,557)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	0.513%	23,200	(1,274)	0	(1,274)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	2.019%	20,000	1,508	318	1,190
Whirlpool Corp.	DUB	(1.000%)	12/20/2012	0.974%	600	(1)	(2)	1

						$15,281	$45,665	$(30,384)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	5.000%	03/20/2020	4.134%	$	30,000	$1,625	$1,141	$484
American International Group, Inc.	BCLY	6.500%	12/20/2013	1.855%		4,500	654	0	654
American International Group, Inc.	BOA	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	BOA	5.000%	12/20/2011	1.118%		41,000	2,006	(1,230)	3,236
American International Group, Inc.	CITI	5.000%	03/20/2012	1.273%		5,500	308	182	126
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%		60,000	2,936	(2,200)	5,136
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		17,400	698	(4,002)	4,700
American International Group, Inc.	UBS	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	UBS	5.000%	12/20/2011	1.118%		48,000	2,348	(2,440)	4,788
Australia Government Bond	DUB	1.000%	03/20/2015	0.394%		150,000	4,036	2,589	1,447
Australia Government Bond	DUB	1.000%	06/20/2015	0.413%		25,000	686	654	32
Australia Government Bond	RBS	1.000%	06/20/2015	0.413%		25,000	686	678	8
Australia Government Bond	UBS	1.000%	03/20/2015	0.394%		50,000	1,345	693	652
Australia Government Bond	UBS	1.000%	06/20/2015	0.413%		50,000	1,371	1,330	41
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.328%		20,000	(177)	0	(177)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	1.536%		65,000	(1,453)	(1,169)	(284)
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	1.536%		25,000	(559)	(468)	(91)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		162,200	(3,627)	(2,827)	(800)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	1.536%		25,000	(559)	(434)	(125)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.492%		25,000	(486)	(494)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		65,000	(1,453)	(932)	(521)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		111,400	(2,491)	(1,718)	(773)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	1.577%		30,000	(759)	(962)	203
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.577%		20,000	(506)	(816)	310
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.646%		15,000	(465)	(463)	(2)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%		77,000	(1,722)	(1,445)	(277)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		3,300	(74)	(60)	(14)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%		6,700	26	(486)	512
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		5,700	22	(403)	425
BP Capital Markets PLC	BOA	5.000%	09/20/2011	0.641%		25,000	1,105	(506)	1,611
BP Capital Markets PLC	CSFB	5.000%	09/20/2011	0.641%		25,000	1,105	(324)	1,429
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		99,500	4,398	(1,480)	5,878
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		13,100	50	(677)	727
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		15,800	60	(1,162)	1,222
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		5,900	261	(153)	414
BP Capital Markets PLC	MSC	5.000%	09/20/2011	0.641%		25,000	1,105	(411)	1,516
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.671%		15,000	91	0	91
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.852%		20,900	405	0	405
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.067%		75,000	(195)	(1,413)	1,218

Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	127,100	(535)	(1,967)	1,432
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%	240,700	(1,396)	(2,853)	1,457
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%	34,600	(201)	(407)	206
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%	21,000	(122)	(330)	208
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%	55,000	80	199	(119)
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%	70,000	(406)	(777)	371
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.191%	10,000	556	0	556
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	65,000	95	248	(153)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%	20,000	54	97	(43)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%	7,500	45	0	45
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%	61,800	(260)	(873)	613
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.128%	110,000	(638)	(1,220)	582
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%	75,000	(551)	(494)	(57)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%	50,000	(1,690)	(1,656)	(34)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%	15,000	41	39	2
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.067%	100,000	(260)	(1,931)	1,671
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%	30,800	(130)	(414)	284
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.487%	25,000	37	102	(65)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%	247,900	(1,044)	(3,142)	2,098
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%	130,500	(757)	(1,332)	575
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.154%	50,000	(367)	(395)	28
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.408%	110,000	(3,718)	(3,489)	(229)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%	75,000	109	309	(200)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%	25,000	(65)	(506)	441
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%	40,000	(168)	(420)	252
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%	107,000	(620)	(1,219)	599
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.872%	15,000	425	0	425
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%	300	15	0	15
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.630%	50,000	505	0	505
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.852%	47,000	957	0	957
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.012%	15,000	448	0	448
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%	31,500	(133)	(305)	172
Brazil Government International Bond	MSC	1.000%	09/20/2015	1.128%	25,000	(145)	(157)	12
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.237%	6,000	118	0	118
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%	50,000	137	225	(88)
Brazil Government International Bond	RBS	1.000%	03/20/2015	1.067%	50,000	(130)	(989)	859
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%	20,000	55	95	(40)
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%	27,600	(160)	(261)	101
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%	30,000	76	0	76
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	1.454%	13,330	99	0	99
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	1.454%	13,330	112	0	112
California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	1.454%	13,330	132	0	132
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.696%	25,000	(2,933)	0	(2,933)
Canada Government Bond	GSC	1.000%	03/20/2015	0.395%	10,000	269	243	26
China Government International Bond	BCLY	1.000%	03/20/2015	0.605%	50,000	880	520	360
China Government International Bond	BCLY	1.000%	06/20/2015	0.637%	50,000	851	817	34
China Government International Bond	BCLY	1.000%	12/20/2015	0.692%	75,000	1,190	1,074	116
China Government International Bond	BNP	1.000%	06/20/2015	0.637%	25,000	425	384	41
China Government International Bond	BNP	1.000%	09/20/2015	0.666%	15,000	246	93	153
China Government International Bond	BOA	0.780%	12/20/2014	0.569%	50,000	449	0	449
China Government International Bond	BOA	1.000%	06/20/2015	0.637%	126,600	2,153	1,811	342
China Government International Bond	BOA	1.000%	09/20/2015	0.666%	50,000	822	402	420
China Government International Bond	BOA	1.000%	12/20/2015	0.692%	25,000	397	363	34
China Government International Bond	CITI	1.000%	06/20/2015	0.637%	24,900	424	388	36
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%	85,000	1,496	411	1,085
China Government International Bond	CSFB	1.000%	06/20/2015	0.637%	25,000	425	136	289
China Government International Bond	DUB	1.000%	03/20/2015	0.605%	30,000	528	312	216
China Government International Bond	DUB	1.000%	12/20/2015	0.692%	25,000	397	349	48
China Government International Bond	GSC	1.000%	09/20/2015	0.666%	25,000	411	183	228
China Government International Bond	JPM	1.000%	03/20/2015	0.605%	35,000	616	157	459
China Government International Bond	JPM	1.000%	06/20/2015	0.637%	60,000	1,021	494	527
China Government International Bond	JPM	1.000%	09/20/2015	0.666%	10,000	164	62	102
China Government International Bond	JPM	1.000%	12/20/2015	0.692%	25,000	396	349	47
China Government International Bond	MSC	1.000%	03/20/2015	0.605%	100,000	1,760	463	1,297
China Government International Bond	MSC	1.000%	12/20/2015	0.692%	50,000	793	711	82
China Government International Bond	RBS	1.000%	03/20/2015	0.605%	20,000	352	198	154
China Government International Bond	RBS	1.000%	06/20/2015	0.637%	104,600	1,779	1,382	397
China Government International Bond	RBS	1.000%	12/20/2015	0.692%	25,000	396	362	34
China Government International Bond	UBS	1.000%	03/20/2015	0.605%	25,000	440	119	321
China Government International Bond	UBS	1.000%	06/20/2015	0.637%	25,000	425	396	29
China Government International Bond	UBS	1.000%	09/20/2015	0.666%	25,000	411	219	192
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%	61,400	41	(410)	451
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%	9,100	1	(65)	66
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%	19,800	13	(106)	119
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%	55,000	37	(369)	406
Citigroup, Inc.	BOA	1.000%	09/20/2011	1.025%	10,000	1	(67)	68
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%	30,100	20	(171)	191
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%	16,300	1	(69)	70
Citigroup, Inc.	JPM	1.000%	12/20/2010	0.923%	19,700	(40)	25	(65)

Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%	5,700	0	(31)	31
Citigroup, Inc.	MSC	1.000%	12/20/2010	0.923%	50,000	24	(182)	206
Citigroup, Inc.	MSC	1.000%	06/20/2011	0.923%	70,200	(53)	(159)	106
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%	111,400	75	(637)	712
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%	21,100	1	(124)	125
Dell, Inc.	BCLY	1.000%	09/20/2013	0.637%	14,100	155	74	81
Dell, Inc.	CITI	1.000%	09/20/2013	0.637%	19,400	214	111	103
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%	16,000	46	11	35
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%	16,000	(4)	(453)	449
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%	17,000	(4)	(460)	456
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.462%	10,000	(561)	0	(561)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	1.359%	10,000	106	0	106
France Government Bond	BCLY	0.250%	03/20/2015	0.740%	100,000	(2,120)	(1,689)	(431)
France Government Bond	BOA	0.250%	03/20/2015	0.740%	71,800	(1,522)	(1,230)	(292)
France Government Bond	BOA	0.250%	12/20/2015	0.796%	25,000	(681)	(679)	(2)
France Government Bond	CITI	0.250%	03/20/2015	0.740%	65,000	(1,378)	(1,053)	(325)
France Government Bond	CITI	0.250%	06/20/2015	0.761%	200,000	(4,650)	(3,996)	(654)
France Government Bond	DUB	0.250%	03/20/2015	0.740%	50,000	(1,060)	(631)	(429)
France Government Bond	DUB	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	03/20/2015	0.740%	211,600	(4,486)	(3,388)	(1,098)
France Government Bond	GSC	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,381)	19
France Government Bond	JPM	0.250%	03/20/2015	0.740%	30,000	(636)	0	(636)
France Government Bond	JPM	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,393)	31
France Government Bond	RBS	0.250%	03/20/2015	0.740%	70,300	(1,490)	(1,205)	(285)
France Government Bond	UBS	0.250%	09/20/2015	0.780%	54,000	(1,365)	(1,431)	66
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.870%	11/20/2011	1.454%	50,000	(171)	0	(171)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%	7,200	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%	32,500	(73)	0	(73)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%	22,300	1,400	459	941
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%	33,800	(656)	0	(656)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.584%	50,000	(800)	0	(800)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.584%	25,000	10	0	10
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.623%	40,000	(347)	0	(347)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.681%	25,000	1,869	0	1,869
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.681%	30,000	2,947	0	2,947
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%	20,000	2,377	560	1,817
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.733%	50,000	(1,444)	(2,557)	1,113
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%	22,800	(4)	0	(4)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.136%	10,000	(22)	0	(22)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.201%	14,400	555	674	(119)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.346%	25,000	(119)	(498)	379
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%	7,300	694	0	694
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.733%	34,400	(993)	(1,730)	737
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.112%	60,400	(183)	(738)	555
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%	49,000	1,889	2,591	(702)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.346%	100,000	(476)	(2,105)	1,629
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%	25,000	1,570	332	1,238
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.692%	120,500	14,324	4,012	10,312
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%	8,600	3	0	3
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%	7,000	208	(340)	548
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%	17,300	1,266	0	1,266
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%	57,300	4,777	0	4,777
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.681%	50,000	4,912	0	4,912
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.681%	46,900	4,718	0	4,718
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.712%	30,000	2,116	0	2,116
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.712%	50,000	3,561	0	3,561
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.712%	25,900	1,871	0	1,871
General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.712%	15,000	1,134	0	1,134
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.712%	50,000	3,863	0	3,863
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%	50,000	6,262	1,187	5,075
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.810%	25,000	(923)	(876)	(47)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.136%	10,400	(26)	0	(26)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%	6,000	(1)	(46)	45
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.136%	1,100	22	(71)	93
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%	10,000	(17)	(285)	268
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%	900	3	0	3
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.582%	55,000	5,067	1,269	3,798
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.612%	30,000	2,974	634	2,340
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.681%	24,700	2,040	0	2,040
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.681%	20,000	1,965	0	1,965
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%	34,100	3,457	0	3,457
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.712%	10,000	773	0	773
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.712%	25,000	1,973	0	1,973
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.692%	49,800	5,920	1,615	4,305

General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.810%		110,000	(4,063)	(4,219)	156
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.831%		40,000	(1,581)	(1,687)	106
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		37,100	(1,527)	(2,466)	939
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		6,400	(2)	0	(2)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		2,900	101	0	101
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.136%		14,000	(48)	0	(48)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		16,400	487	245	242
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.346%		450,000	(2,144)	(9,525)	7,381
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.623%		10,000	(87)	0	(87)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		24,200	933	1,250	(317)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.413%		11,800	(80)	(223)	143
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.733%		75,000	(2,165)	(3,867)	1,702
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.810%		15,000	(554)	(526)	(28)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.885%		10,000	(798)	0	(798)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%		5,500	(9)	(84)	75
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,368)	924
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.810%		85,000	(3,140)	(3,104)	(36)
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.346%		100,000	(476)	(2,045)	1,569
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.733%		65,000	(1,876)	(3,362)	1,486
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.936%		28,000	12	90	(78)
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	0.936%		10,000	6	11	(5)
Goldman Sachs Group, Inc.	JPM	1.000%	12/20/2010	0.936%		8,400	4	(41)	45
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	0.936%		50,000	39	(802)	841
HCA, Inc.	JPM	1.000%	06/20/2011	1.594%		25,000	(99)	(213)	114
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.372%		45,000	(777)	(1,438)	661
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.372%		35,000	(604)	(951)	347
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		15,000	(259)	(435)	176
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		12,100	(209)	(274)	65
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.372%		10,000	(173)	(218)	45
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.402%		25,000	54	0	54
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		25,000	(432)	(620)	188
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.372%		10,000	(173)	(333)	160
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.372%		25,000	(432)	(792)	360
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		35,000	(604)	(814)	210
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.402%		30,000	69	0	69
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		25,000	(432)	(623)	191
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		44,300	444	0	444
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.527%		50,000	514	0	514
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%		24,270	177	0	177
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.372%		65,000	(1,122)	(1,465)	343
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	204,500	(396)	0	(396)
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	2.117%		$28,000	223	(2,175)	2,398
International Lease Finance Corp.	JPM	5.000%	12/20/2010	2.117%		5,000	40	(412)	452
International Lease Finance Corp.	UBS	5.000%	12/20/2010	2.117%		10,000	80	(900)	980
International Lease Finance Corp.	UBS	5.000%	03/20/2011	2.117%		10,000	151	(800)	951
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		75,000	1,672	703	969
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		131,700	2,936	1,057	1,879
Japan Government International Bond	BOA	1.000%	06/20/2015	0.541%		100,000	2,155	944	1,211
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%		125,000	2,602	2,043	559
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		33,300	668	619	49
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		28,700	640	220	420
Japan Government International Bond	DUB	1.000%	06/20/2015	0.541%		20,000	431	177	254
Japan Government International Bond	DUB	1.000%	12/20/2015	0.610%		41,700	837	786	51
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		217,800	4,856	1,785	3,071
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%		44,900	968	53	915
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		50,000	1,041	806	235
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%		65,000	1,401	68	1,333
Japan Government International Bond	JPM	1.000%	09/20/2015	0.577%		75,000	1,561	1,220	341
Japan Government International Bond	MSC	1.000%	06/20/2015	0.541%		50,000	1,077	117	960
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		25,000	502	452	50
Japan Government International Bond	RBS	1.000%	03/20/2015	0.500%		35,000	780	353	427
Japan Government International Bond	RBS	1.000%	06/20/2015	0.541%		30,100	649	246	403
Japan Government International Bond	RBS	1.000%	12/20/2015	0.610%		50,000	1,004	930	74
Japan Government International Bond	UBS	1.000%	06/20/2015	0.541%		35,000	754	463	291
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.341%		15,000	102	65	37
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.525%		10,000	103	0	103
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.341%		28,000	190	150	40
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.341%		25,000	169	92	77
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.525%		9,000	77	0	77
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.731%		25,000	(848)	(951)	103
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	1.066%		50,000	8	(40)	48
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		600	(1)	(1)	0
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	1.151%		28,000	(33)	(94)	61
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		35,000	(6)	(293)	287
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		11,600	(14)	(14)	0
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	1.151%		50,000	(58)	(162)	104
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	1.151%		93,200	(108)	(231)	123
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		26,500	(566)	(1,434)	868
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,584)	242
MetLife, Inc.	BOA	1.000%	09/20/2020	2.326%		10,000	(1,027)	(1,146)	119
MetLife, Inc.	CSFB	1.000%	09/20/2013	1.752%		20,000	(427)	(919)	492

MetLife, Inc.	DUB	1.000%	12/20/2010	1.068%	10,000	2	(48)	50
MetLife, Inc.	DUB	5.000%	06/20/2012	1.391%	120,000	7,586	4,472	3,114
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%	25,000	(1,123)	(1,561)	438
MetLife, Inc.	GSC	1.000%	12/20/2015	2.224%	27,000	(1,563)	(1,638)	75
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%	25,000	(1,342)	(1,694)	352
MetLife, Inc.	JPM	1.000%	12/20/2015	2.224%	23,000	(1,331)	(1,415)	84
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%	21,400	(457)	(1,004)	547
MetLife, Inc.	UBS	1.000%	12/20/2010	1.068%	15,000	2	(48)	50
MetLife, Inc.	UBS	1.000%	09/20/2013	1.752%	10,000	(214)	(490)	276
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.658%	20,000	38	40	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%	50,000	(246)	(1,080)	834
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%	75,000	(621)	(757)	136
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%	19,800	(164)	(280)	116
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%	129,800	(1,074)	(1,028)	(46)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%	25,000	(207)	(218)	11
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%	50,000	54	89	(35)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%	25,000	(207)	(314)	107
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%	15,000	29	22	7
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%	45,000	48	101	(53)
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.121%	22,300	(110)	(472)	362
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%	35,000	37	73	(36)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%	6,950	(108)	0	(108)
Mexico Government International Bond	MSC	1.000%	12/20/2015	1.205%	25,000	(248)	(356)	108
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.121%	25,000	(123)	(529)	406
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%	19,100	(158)	(270)	112
Morgan Stanley	BCLY	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	BNP	1.000%	03/20/2011	1.031%	20,000	3	(21)	24
Morgan Stanley	BOA	1.000%	12/20/2010	1.031%	55,000	13	(27)	40
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%	30,000	5	(32)	37
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%	17,200	1	62	(61)
Morgan Stanley	CITI	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	CITI	1.000%	09/20/2011	1.115%	10,000	(8)	(107)	99
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%	39,300	6	(42)	48
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%	78,900	6	(259)	265
Morgan Stanley	SOG	1.000%	09/20/2011	1.115%	6,000	(5)	(60)	55
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%	13,600	(11)	(58)	47
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%	12,500	47	0	47
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	1.613%	12,500	66	0	66
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%	12,500	58	0	58
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%	12,500	70	0	70
Panama Government International Bond	DUB	1.170%	04/20/2017	1.188%	14,000	59	0	59
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.638%	4,600	14	0	14
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%	12,600	34	0	34
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%	44,400	133	0	133
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%	23,000	(127)	(127)	0
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.405%	4,100	(81)	(83)	2
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.817%	10,000	1,215	(179)	1,394
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.817%	5,000	608	(89)	697
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.969%	10,000	4	(21)	25
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	1.484%	10,000	192	0	192
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	2.090%	10,000	(675)	(950)	275
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.969%	15,000	6	(16)	22
Republic of Germany	BCLY	0.250%	03/20/2015	0.335%	50,000	(183)	(293)	110
Republic of Germany	BCLY	0.250%	06/20/2015	0.356%	25,000	(121)	(279)	158
Republic of Germany	BNP	0.250%	03/20/2015	0.335%	30,000	(110)	54	(164)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%	50,000	(241)	(534)	293
Republic of Germany	CITI	0.250%	06/20/2015	0.356%	125,000	(602)	(1,488)	886
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%	40,300	(157)	(403)	246
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%	59,700	(233)	(628)	395
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.937%	17,000	(689)	(247)	(442)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.937%	25,000	(1,013)	(444)	(569)
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.937%	18,000	(730)	(254)	(476)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%	10,000	(405)	(178)	(227)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.937%	25,000	(1,013)	(467)	(546)
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	25,000	30	(26)	56
SLM Corp.	BCLY	5.000%	09/20/2011	2.949%	2,800	59	(196)	255
SLM Corp.	BOA	5.000%	12/20/2010	2.664%	25,600	173	(2,055)	2,228
SLM Corp.	BOA	5.000%	09/20/2011	2.949%	10,500	223	(1,312)	1,535
SLM Corp.	BOA	5.000%	12/20/2011	3.115%	44,200	1,065	(3,536)	4,601
SLM Corp.	CITI	5.000%	06/20/2011	2.664%	25,000	457	(1,812)	2,269
SLM Corp.	CITI	5.000%	09/20/2011	2.949%	20,000	666	0	666
SLM Corp.	CITI	5.000%	09/20/2013	4.388%	20,000	362	(500)	862
SLM Corp.	DUB	5.000%	09/20/2011	2.949%	20,000	425	(50)	475
SLM Corp.	DUB	5.000%	09/20/2014	4.873%	1,400	8	(158)	166
SLM Corp.	GSC	5.000%	09/20/2011	2.949%	5,000	106	0	106
SLM Corp.	JPM	5.000%	09/20/2011	2.949%	33,400	709	(251)	960
SLM Corp.	MSC	5.000%	12/20/2010	2.664%	15,000	101	(225)	326
SLM Corp.	MSC	5.000%	12/20/2011	3.115%	15,000	361	(1,275)	1,636
SLM Corp.	UBS	5.000%	12/20/2011	3.115%	40,000	964	(2,200)	3,164
South Korea Government Bond	BCLY	0.550%	12/20/2010	0.478%	25,000	8	0	8
South Korea Government Bond	BCLY	1.000%	12/20/2015	1.004%	25,000	3	(49)	52
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%	10,000	3	0	3
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%	20,000	56	81	(25)

South Korea Government Bond	DUB	1.000%	12/20/2015	1.004%		25,000	3	(37)	40
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		9,000	25	42	(17)
South Korea Government Bond	JPM	0.600%	12/20/2010	0.478%		25,000	11	0	11
Swedbank AB	BNP	5.000%	09/20/2014	1.106%	EUR	25,000	5,143	4,064	1,079
Sweden Government Bond	JPM	1.000%	03/20/2015	0.303%	$	30,000	928	801	127
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.436%	EUR	225,000	(2,452)	(2,919)	467
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.436%		45,000	(490)	(218)	(272)
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.436%		25,000	(272)	(408)	136
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.436%		125,000	(1,362)	(2,163)	801
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.456%		50,000	(637)	(526)	(111)
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.436%		50,000	(545)	(582)	37
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.436%		75,000	(817)	(1,252)	435
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.436%		50,000	(545)	(687)	142
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.456%		25,000	(318)	(221)	(97)
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.436%		50,000	(545)	(711)	166
UBS AG	BNP	0.760%	03/20/2013	0.780%	$	30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		8,800	160	66	94
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		100,000	1,819	569	1,250
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		25,000	454	178	276
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		100,000	1,819	424	1,395
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		200,000	3,636	1,549	2,087
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		50,000	909	538	371
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.590%		135,000	2,455	432	2,023
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		175,000	3,181	1,560	1,621
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		550,000	10,003	1,892	8,111
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		25,000	454	172	282
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.645%		25,000	454	375	79
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		8,900	162	66	96
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		100,000	1,819	812	1,007
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		75,000	1,363	526	837
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		14,600	266	109	157
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.590%		30,000	(442)	(339)	(103)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.590%		200,000	3,637	1,757	1,880
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.567%		28,900	525	202	323
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		275,000	5,001	1,117	3,884
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		50,000	909	527	382
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.610%		100,000	1,818	1,202	616
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.524%		14,205	188	105	83
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		10,900	144	97	47
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.524%		15,000	198	75	123
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		15,000	131	131	0
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		40,000	350	256	94
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.415%		75,000	121	226	(105)
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.415%		33,500	152	222	(70)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.692%		4,500	62	0	62
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.470%		12,400	68	74	(6)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.470%		18,000	99	85	14

							$112,683	$(119,841)	$232,524

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$75,200	$8,287	$8,835	$(548)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	124,900	13,764	14,192	(428)
CDX.EM-12 Index	GSC	5.000%	12/20/2014	24,300	2,678	2,892	(214)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014	25,000	2,755	2,900	(145)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	25,000	2,755	2,837	(82)
CDX.EM-12 Index	MSC	5.000%	12/20/2014	25,000	2,755	2,963	(208)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	50,000	5,510	4,975	535
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	711,200	88,134	88,665	(531)
CDX.EM-13 Index	CITI	5.000%	06/20/2015	20,000	2,479	2,290	189
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	32,400	4,015	4,200	(185)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	526,500	65,245	66,005	(760)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	50,700	6,283	6,337	(54)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	977,700	121,159	122,640	(1,481)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	68,100	8,439	7,866	573
CDX.EM-13 Index	MSC	5.000%	06/20/2015	153,200	19,828	16,938	2,890
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	265,300	35,311	33,767	1,544
CDX.EM-14 Index	BOA	5.000%	12/20/2015	81,400	10,834	10,623	211
CDX.EM-14 Index	DUB	5.000%	12/20/2015	190,000	25,289	24,481	808
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	149,800	19,938	19,386	552
CDX.EM-14 Index	MSC	5.000%	12/20/2015	137,500	18,301	17,546	755
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,145	(204)	0	(204)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(167)	0	(167)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(104)	0	(104)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015	150,000	(1,131)	(2,344)	1,213

CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	97,000	(732)	(1,359)	627
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015	175,000	(1,320)	(2,625)	1,305
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	50,000	(1,080)	(1,156)	76
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	633,500	(15,711)	(19,422)	3,711
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	25,000	(587)	(625)	38
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	164,300	(4,075)	(4,525)	450
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	876	0	876
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	655	0	655
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	416	0	416
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	554	0	554
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,736	0	1,736
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,775	0	1,775
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,168	0	1,168
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	983	0	983
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	121	0	121
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,585	343	0	343
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	2,261	0	2,261
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	3,379	0	3,379
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,082	171	0	171
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	231	0	231
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,800	4,811	0	4,811
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	2,532	0	2,532
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	1,824	0	1,824
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	633	0	633
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,118	0	1,118
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	1,381	0	1,381
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,135	1,354	0	1,354
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,578	1,375	0	1,375
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	2,019	0	2,019
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	1,520,000	(4,471)	(7,823)	3,352
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	725,900	(2,135)	(3,017)	882
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	45,300	(133)	(172)	39
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	1,417,700	(4,170)	(5,678)	1,508
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	214,700	(631)	(1,014)	383
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	407,200	(1,198)	(2,051)	853
MCDX 5-Year Index	GSC	1.000%	06/20/2015	100,000	(4,365)	(4,866)	501

					$453,408	$403,661	$49,747

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,935	$(1)	$2,936
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,322	(69)	2,391
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,866	0	2,866
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,317)	(2,885)	1,568
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	223	0	223
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	171	0	171
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,707	(539)	2,246
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	3,071	712	2,359
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,656	518	3,138
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,526	1,069	4,457
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	7,286	1,522	5,764
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,318	1,939	2,379
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,808	1,299	1,509
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,582	0	4,582
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,475	3,965	6,510
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,803	1,032	2,771
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	2,344	0	2,344
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	2,079	(30)	2,109
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	652	0	652
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,244	1,229	3,015
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	5,214	(572)	5,786
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,068	120	3,948

Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	602	300	302
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,318	327	991
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	2,090	0	2,090
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,831	823	2,008
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	483	55	428
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,766	174	2,592
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	2,755	37	2,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	1,219	(193)	1,412
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	5,417	267	5,150
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	2,726	810	1,916
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	17,897	3,310	14,587
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	2,461	954	1,507
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	3,421	(788)	4,209
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	804	189	615
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	1,404	363	1,041
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	302	68	234
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	1,434	625	809
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	3,349	356	2,993
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	6,844	1,427	5,417
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	8,162	658	7,504
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	9,737	897	8,840
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	18,604	4,177	14,427
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	27,802	7,519	20,283
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,815	1,336	1,479
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	5,548	1,825	3,723
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	612	(31)	643
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	2,743	1,893	850
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	1,904	0	1,904
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	2,567	(60)	2,627
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	4,816	424	4,392
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	8,636	2,018	6,618
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	14,812	2,096	12,716
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	25,417	5,080	20,337
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,099)	(51)	(2,048)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,123)	451	(1,574)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,076)	766	(1,842)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(1,628)	2,330	(3,958)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	115,100	4,949	867	4,082
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		131,500	5,654	784	4,870
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(6,418)	5,211	(11,629)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	507	0	507
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	10,393	(4,013)	14,406
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	10,576	(65)	10,641
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	669,700	2,304	(5,801)	8,105
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		765,000	2,632	(5,855)	8,487
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		1,964,600	6,759	(14,626)	21,385
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		1,204,500	4,144	(10,520)	14,664
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		362,300	1,246	(2,323)	3,569
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,873	0	1,873
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,747	28	2,719
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		192,407	956	96	860
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,305,679	11,533	1,045	10,488

							$321,260	$14,569	$306,691

(p)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	6,735	$3,452	$4,339
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	13,016	3,559	5,502
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	19,751	10,936	3,320

				$17,947	$13,161

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$88
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	455,400	2,732	26,675
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		355,500	4,995	2,043
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	7,580
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	100
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	99,789
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		650,800	1,285	1,205
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		650,800	1,952	125
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		157,400	519	9,220
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		157,400	1,133	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		710,300	9,873	4,081
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	19,100
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	208
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	18,237

Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	519,200	779	962
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	1,705,000	4,433	8,615
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	791,500	3,918	152
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	1,705,000	8,263	78
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	434,400	1,977	25,445
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	434,400	2,063	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,883,600	31,346	15,450
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,915,300	47,353	27,331
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	270,100	1,840	1,777
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	514,900	2,549	99
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	51,200	297	2,999
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	51,200	374	0
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	41,200	261	221
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	182,000	1,256	50
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,081,000	2,996	3,855
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,199,800	14,519	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	23,500	207	1,322
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	74,000	577	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	187,400	2,558	1,077
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	1,572,700	16,326	10,445
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,986,800	21,576	10,645
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	340,000	2,261	94
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,709,000	9,191	100,105
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	952,600	5,001	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,709,000	11,442	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	500,000	350	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	354,900	4,880	2,039
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	634,900	1,095	1,176
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	2,951,600	6,641	14,914
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	634,900	1,905	122
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	2,951,600	12,544	136
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,774,400	38,574	20,222
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,181,400	4,581	4,041
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	2,181,400	7,853	420
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	365,500	2,010	21,409
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	48,000	252	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	365,500	3,399	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,071,600	13,051	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,995,300	12,243	553
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	365,700	2,340	2,445
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	939,500	4,604	55,031
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	939,500	9,301	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	3,287,700	19,250	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	689,900	9,751	3,964
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,034,000	19,933	13,508
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,683,300	48,236	30,450
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	719,000	4,889	199
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	668,500	16,786	9,539
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,526,000	83,518	70,368

							$651,348	$649,713

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	80,000	$ 176	$205
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	363,700	1,946	1,484
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	80,000	476	177
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	93,000	158	155
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		93,000	244	117
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		370,400	2,056	1,567
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	44,000	130	161
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	50,000	235	179
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	44,000	335	360
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		50,000	359	356
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	82,000	156	144
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		82,000	164	107

							$ 6,435	$5,012

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$ 14,866	$21,978
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	52,984
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	6,231
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	6,937

						$ 63,107	$88,130

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148
Sales	98,108	92,309,870		592,800	722,447
Closing Buys	(174,740)	(93,500,970)		(725,800)	(824,189)
Expirations	0	(6,375,400)		0	(47,889)
Exercised	0	(2,412,400)		0	(10,680)

Balance at 09/30/2010	39,502	$95,201,900	EUR	379,000	$738,837

(q)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsouth Bank	5.200%	04/01/2015	04/14/2010	$4,770	$4,976	0.00%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 05/26/2010	65,778	67,834	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	198	168	0.00%
FIA Card Services N.A.	7.125%	11/15/2012	01/28/2009	12,844	13,726	0.01%
Goldman Sachs Group, Inc.	1.404%	08/12/2015	12/01/2009	69,111	62,963	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,771	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	104	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	8,954	8,923	0.00%

				$162,885	$161,465	0.06%

(r)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Freddie Mac	5.500%	09/01/2040	190,000	202,290	201,418
Ginnie Mae	6.000%	01/15/2038	40,000	43,797	43,627

				$246,087	$245,045

(6)	Market value includes $133 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,411	10/2010	BOA	$0	$(56)	$(56)
Buy		67,298	10/2010	CITI	196	0	196
Sell		67,298	10/2010	CITI	0	(199)	(199)
Buy		93,500	10/2010	CSFB	2,657	0	2,657
Sell		515	10/2010	CSFB	0	(37)	(37)
Sell		4,132	10/2010	HSBC	0	(313)	(313)
Buy		165,903	10/2010	MSC	13,570	0	13,570
Buy		181,343	10/2010	RBS	14,125	0	14,125
Sell		3,387	10/2010	RBS	15	0	15
Buy		67,298	10/2010	UBS	392	0	392
Sell	BRL	199,328	10/2010	BCLY	0	(6,976)	(6,976)
Buy		343,878	10/2010	BOA	5,937	0	5,937
Sell		1,000,000	10/2010	BOA	0	(35,307)	(35,307)
Buy		2,260	10/2010	DUB	24	0	24
Buy		1,332,067	10/2010	HSBC	34,229	0	34,229
Sell		2,364,691	10/2010	HSBC	0	(79,793)	(79,793)
Buy		112,378	10/2010	JPM	3,617	0	3,617
Sell		269,105	10/2010	JPM	0	(9,019)	(9,019)
Buy		1,914,560	10/2010	MSC	56,782	0	56,782
Sell		428,466	10/2010	MSC	0	(14,863)	(14,863)
Buy		43,676	10/2010	RBC	1,413	0	1,413
Buy		856,152	10/2010	RBS	29,400	0	29,400
Sell		343,380	10/2010	RBS	0	(11,879)	(11,879)
Sell		298,253	12/2010	BOA	0	(4,000)	(4,000)
Sell		2,260	12/2010	DUB	0	(24)	(24)
Buy		460,795	12/2010	HSBC	6,686	0	6,686
Sell		737,923	12/2010	HSBC	0	(13,932)	(13,932)
Buy		62,590	12/2010	MSC	350	0	350
Sell		1,611,353	12/2010	MSC	0	(46,764)	(46,764)
Buy		514,226	12/2010	RBS	9,388	0	9,388
Buy		69,788	09/2011	BOA	689	0	689
Buy		61,456	09/2011	MSC	580	0	580
Buy	CAD	3,922	10/2010	BNP	12	0	12
Buy		10,016	10/2010	CITI	28	0	28
Sell		53,882	10/2010	CITI	0	(148)	(148)
Buy		24,152	10/2010	DUB	71	0	71
Buy		25,808	10/2010	MSC	81	0	81
Buy		97,374	11/2010	BCLY	0	(188)	(188)
Sell		69,529	11/2010	BCLY	39	(1,967)	(1,928)
Buy		95,941	11/2010	BNP	0	(159)	(159)
Buy		336,488	11/2010	BOA	0	(374)	(374)
Sell		46,881	11/2010	BOA	0	(133)	(133)
Buy		53,882	11/2010	CITI	144	0	144
Sell		116,729	11/2010	CITI	0	(362)	(362)
Buy		83,050	11/2010	CSFB	0	(182)	(182)
Sell		154,801	11/2010	CSFB	0	(2,563)	(2,563)
Sell		255,656	11/2010	DUB	1,275	(450)	825
Sell		129,235	11/2010	MSC	0	(2,667)	(2,667)

Sell		1,355,798	11/2010	RBC	0	(20,011)	(20,011)
Sell		105,792	11/2010	RBS	630	0	630
Sell	CHF	132,612	11/2010	CITI	0	(4,113)	(4,113)
Sell		4,865	11/2010	CSFB	30	0	30
Buy	CNY	223,031	11/2010	BCLY	0	(158)	(158)
Buy		391,025	11/2010	CITI	0	(292)	(292)
Buy		599,977	11/2010	DUB	0	(505)	(505)
Buy		516,434	11/2010	JPM	0	(315)	(315)
Buy		132,287	11/2010	MSC	0	(148)	(148)
Buy		248,138	04/2011	HSBC	64	0	64
Buy		744,094	04/2011	JPM	142	0	142
Buy		1,065,464	06/2011	BCLY	3,002	0	3,002
Buy		649,092	06/2011	DUB	0	(2,208)	(2,208)
Buy		2,114,810	06/2011	JPM	5,337	0	5,337
Sell	EUR	1,183,025	10/2010	BNP	0	(85,012)	(85,012)
Sell		26,846	10/2010	BOA	0	(1,108)	(1,108)
Sell		1,000,000	10/2010	CSFB	0	(72,775)	(72,775)
Sell		700,000	10/2010	DUB	0	(57,309)	(57,309)
Sell		74,753	10/2010	MSC	0	(3,645)	(3,645)
Sell		22,509	10/2010	UBS	0	(1,471)	(1,471)
Sell		347,111	11/2010	BCLY	0	(15,758)	(15,758)
Sell		6,526	11/2010	BOA	0	(397)	(397)
Buy		3,541	11/2010	CITI	123	0	123
Sell		8,707	11/2010	CITI	0	(482)	(482)
Sell		13,396	11/2010	CSFB	0	(848)	(848)
Buy		58,954	11/2010	DUB	4,840	0	4,840
Sell		9,831	11/2010	HSBC	0	(374)	(374)
Sell		436	11/2010	MSC	0	(36)	(36)
Sell		48,053	11/2010	RBS	30	(714)	(684)
Sell		359,550	11/2010	UBS	0	(5,560)	(5,560)
Buy	GBP	100,000	10/2010	BNP	0	(911)	(911)
Buy		63,700	10/2010	CITI	0	(603)	(603)
Sell		257,300	10/2010	CITI	0	(923)	(923)
Buy		43,600	10/2010	HSBC	0	(400)	(400)
Buy		50,000	10/2010	MSC	0	(478)	(478)
Buy		266,368	12/2010	CITI	954	0	954
Sell		828,612	12/2010	CITI	0	(14,471)	(14,471)
Sell		277,341	12/2010	GSC	0	(3,671)	(3,671)
Sell		418,224	12/2010	UBS	0	(6,228)	(6,228)
Sell	IDR	687,021,000	10/2010	BCLY	0	(262)	(262)
Buy		237,063,000	10/2010	BOA	3,312	0	3,312
Buy		1,411,044,000	10/2010	CITI	18,764	0	18,764
Sell		704,382,000	10/2010	CITI	0	(593)	(593)
Sell		895,263,000	10/2010	HSBC	0	(591)	(591)
Buy		211,536,000	10/2010	RBS	2,956	0	2,956
Buy		427,023,000	10/2010	UBS	4,966	0	4,966
Buy		1,849,802,240	11/2010	BCLY	1,518	0	1,518
Buy		8,562,400	11/2010	CITI	79	0	79
Buy		286,530,010	11/2010	DUB	352	0	352
Buy		184,573,250	11/2010	HSBC	243	0	243
Buy		1,069,150,000	11/2010	JPM	1,193	0	1,193
Buy		474,456,000	11/2010	MSC	616	0	616
Buy		376,086,000	04/2011	CITI	500	0	500
Buy		166,140,000	04/2011	JPM	293	0	293
Buy		164,859,000	04/2011	MSC	252	0	252
Buy		1,036,244,000	07/2011	BCLY	667	0	667
Buy		169,061,000	07/2011	BNP	456	0	456
Buy		1,049,277,000	07/2011	CITI	1,940	0	1,940
Buy		2,012,324,000	07/2011	HSBC	3,384	0	3,384
Buy		153,846,000	07/2011	RBS	415	0	415
Buy	INR	3,492,422	11/2010	BCLY	1,787	(6)	1,781
Buy		1,461,120	01/2011	BCLY	0	(28)	(28)
Buy		1,644,480	01/2011	JPM	0	(16)	(16)
Buy		2,467,990	01/2011	MSC	4	0	4
Buy		2,322,500	03/2011	BOA	718	0	718
Buy		5,921,100	03/2011	JPM	0	(515)	(515)
Sell	JPY	170,000,000	11/2010	DUB	0	(99,391)	(99,391)
Sell		40,920,604	11/2010	GSC	0	(2,536)	(2,536)
Sell		244,867,000	11/2010	MSC	0	(24,399)	(24,399)
Sell		296,850,000	12/2010	CSFB	0	(38,693)	(38,693)
Sell		200,000,000	12/2010	RBS	0	(26,063)	(26,063)
Buy	KRW	51,122,371	11/2010	BCLY	1,296	0	1,296
Sell		20,636,297	11/2010	BCLY	0	(959)	(959)
Buy		36,847,826	11/2010	BOA	1,042	0	1,042
Buy		175,978,236	11/2010	CITI	2,838	0	2,838
Sell		231,166,299	11/2010	CITI	0	(14,759)	(14,759)
Buy		32,192,394	11/2010	DUB	498	0	498
Buy		17,595,000	11/2010	GSC	407	0	407
Buy		215,545,211	11/2010	JPM	908	(943)	(35)
Sell		80,509,686	11/2010	JPM	0	(5,374)	(5,374)
Buy		128,801,191	11/2010	MSC	1,640	(39)	1,601
Buy		22,533,100	11/2010	RBS	330	0	330
Sell		9,676,650	11/2010	RBS	0	(526)	(526)

Buy		387,745,500	01/2011	MSC	1,175	(346)	829
Buy	MXN	1,133,228	02/2011	BCLY	1,682	0	1,682
Buy		289,716	02/2011	BOA	122	0	122
Buy		4,891,199	02/2011	CITI	11,433	(104)	11,329
Buy		204,413	02/2011	DUB	31	(44)	(13)
Buy		574,012	02/2011	JPM	51	(213)	(162)
Buy		2,975,464	02/2011	MSC	457	(1,388)	(931)
Buy		967,652	02/2011	RBC	2,510	0	2,510
Buy		647,000	02/2011	RBS	658	0	658
Buy		173,155	02/2011	UBS	0	(42)	(42)
Buy	MYR	514,329	10/2010	BCLY	15,319	0	15,319
Sell		185,910	10/2010	BCLY	0	(36)	(36)
Buy		64,396	10/2010	BOA	2,079	0	2,079
Buy		455,413	10/2010	CITI	12,187	0	12,187
Buy		207,498	10/2010	DUB	3,724	0	3,724
Buy		185,910	02/2011	BCLY	0	(113)	(113)
Buy		114,080	02/2011	HSBC	0	(149)	(149)
Buy		101,452	02/2011	JPM	0	(106)	(106)
Buy	NOK	6,817	11/2010	CITI	42	0	42
Buy	NZD	9,155	10/2010	JPM	66	0	66
Buy	PHP	137,024	11/2010	BCLY	135	0	135
Buy		10,670,136	11/2010	CITI	406	(216)	190
Buy		109,950	11/2010	DUB	131	0	131
Buy		4,675,720	06/2011	BCLY	0	(578)	(578)
Buy		3,378,420	06/2011	JPM	0	(211)	(211)
Buy	SGD	37,727	11/2010	BCLY	384	0	384
Buy		35,877	11/2010	CITI	378	0	378
Buy		44,538	03/2011	CITI	166	0	166
Buy		105,885	03/2011	HSBC	313	0	313
Buy		21,412	03/2011	MSC	81	0	81
Buy	TRY	849	10/2010	HSBC	65	0	65
Sell		879	10/2010	HSBC	0	(61)	(61)
Buy		30	10/2010	RBS	2	0	2
Buy		52,574	01/2011	BCLY	926	0	926
Buy		103,503	01/2011	CITI	2,137	0	2,137
Buy		24,749	01/2011	CSFB	371	0	371
Buy		180,703	01/2011	HSBC	1,656	(5)	1,651
Buy		248,037	01/2011	JPM	3,281	(3)	3,278
Buy	TWD	1,350,182	10/2010	BCLY	3	(385)	(382)
Buy		1,000,178	10/2010	CITI	31	(196)	(165)
Buy		310,830	10/2010	DUB	0	(80)	(80)
Buy		593,076	01/2011	DUB	41	(120)	(79)
Buy		363,836	01/2011	JPM	144	0	144
Buy		560,097	01/2011	MSC	134	0	134
Buy		303,317	01/2011	UBS	155	0	155
Buy	ZAR	1,161,526	10/2010	BCLY	7,909	0	7,909
Buy		99,083	10/2010	BOA	461	0	461
Buy		178,882	10/2010	CITI	1,266	0	1,266
Buy		485,105	10/2010	HSBC	3,033	0	3,033
Buy		181,121	10/2010	JPM	1,086	0	1,086
Buy		143,179	10/2010	MSC	964	0	964
Buy		931,772	10/2010	UBS	5,772	0	5,772
Buy		231,631	01/2011	BCLY	836	0	836
Buy		238,187	01/2011	JPM	860	0	860
Buy		235,646	09/2011	BCLY	1,079	0	1,079
Buy		112,465	09/2011	MSC	510	0	510
Buy		133,000	09/2011	UBS	606	0	606

					$337,084	$(753,368)	$(416,284)

(t)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$696,925	$0	$696,925
Corporate Bonds & Notes
Banking & Finance	72,277	51,204,371	156,531	51,433,179
Industrials	0	13,042,212	884	13,043,096
Utilities	0	4,109,387	0	4,109,387
Convertible Bonds & Notes
Banking & Finance	0	68,745	0	68,745
Industrials	0	291,641	0	291,641
Municipal Bonds & Notes
Alabama	0	1,303	0	1,303
Arizona	0	33,614	0	33,614
Arkansas	0	1,064	0	1,064
California	0	2,458,198	0	2,458,198
Colorado	0	14,295	0	14,295
Connecticut	0	169	0	169
District of Columbia	0	171,896	0	171,896
Florida	0	95,413	0	95,413
Georgia	0	122,654	0	122,654
Illinois	0	1,207,048	0	1,207,048

Indiana	0	54,360	0	54,360
Iowa	0	83,307	0	83,307
Kansas	0	425	0	425
Louisiana	0	102,433	0	102,433
Massachusetts	0	73,860	0	73,860
Michigan	0	57,393	0	57,393
Minnesota	0	1,157	0	1,157
Mississippi	0	10,899	0	10,899
Missouri	0	2,393	0	2,393
Nebraska	0	48,000	0	48,000
Nevada	0	372,218	0	372,218
New Jersey	0	180,873	0	180,873
New York	0	906,323	0	906,323
North Carolina	0	48,019	0	48,019
North Dakota	0	5,457	0	5,457
Ohio	0	469,658	0	469,658
Oregon	0	36,359	0	36,359
Pennsylvania	0	108,525	0	108,525
Puerto Rico	0	11,988	0	11,988
Rhode Island	0	7,143	0	7,143
South Carolina	0	559	0	559
South Dakota	0	1,486	0	1,486
Tennessee	0	5,539	0	5,539
Texas	0	432,075	0	432,075
Utah	0	8,257	0	8,257
Virginia	0	6,924	0	6,924
Washington	0	36,775	0	36,775
West Virginia	0	125,290	0	125,290
Wisconsin	0	3,011	0	3,011
U.S. Government Agencies	0	66,875,474	147,732	67,023,206
U.S. Treasury Obligations	0	65,696,136	0	65,696,136
Mortgage-Backed Securities	0	12,525,578	955,586	13,481,164
Asset-Backed Securities	0	2,442,425	544,042	2,986,467
Sovereign Issues	0	10,354,631	0	10,354,631
Convertible Preferred Securities Banking & Finance	3,838	0	0	3,838
Consumer Discretionary	0	68,240	0	68,240
Preferred Securities Banking & Finance	85	29,513	0	29,598
Short-Term Instruments Certificates of Deposit	0	198,039	0	198,039
Commercial Paper	0	1,000	0	1,000
Repurchase Agreements	0	18,172,176	0	18,172,176
Japan Treasury Bills	0	7,986,810	0	7,986,810
U.S. Treasury Bills	0	218,449	0	218,449
PIMCO Short-Term Floating NAV Portfolio	24,181,390	0	0	24,181,390

Investments, at value	$24,257,590	$261,288,112	$1,804,775	$287,350,477
Short Sales, at value	$0	$(245,045)	$0	$(245,045)
Financial Derivative Instruments(7) - Assets
Credit Contracts	114	349,317	0	349,431
Foreign Exchange Contracts	0	337,084	0	337,084
Interest Rate Contracts	453,392	327,742	0	781,134

	$453,506	$1,014,143	$0	$1,467,649
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(97,544)	(5,012)	(102,556)
Foreign Exchange Contracts	0	(753,368)	0	(753,368)
Interest Rate Contracts	0	(683,925)	(88,130)	(772,055)

	$0	$(1,534,837)	$(93,142)	$(1,627,979)

Totals	$24,711,096	$260,522,373	$1,711,633	$286,945,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases(8)	Net Sales(8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010(9)
Corporate Bonds & Notes
Banking & Finance	$173,080	$59,334	$0	$1,135	$0	$11,358	$0	$(88,376)	$156,531	$7,508
Industrials	768	0	(98)	0	49	165	0	0	884	163
U.S. Government Agencies	157,025	(6,526)	(3,975)	(63)	(32)	1,303	0	0	147,732	1,015
Mortgage-Backed Securities	357,017	868,215	(143,612)	37	533	41,110	0	(167,714)	955,586	28,729
Asset-Backed Securities	507,848	299,739	(66,750)	1,127	(503)	14,396	0	(211,815)	544,042	19,776

Investments, at value	$1,195,738	$1,220,762	$(214,435)	$2,236	$47	$68,332	$0	$(467,905)	$1,804,775	$57,191
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	(5,886)	2,530	(6,435)	0	5,062	(283)	0	0	(5,012)	1,423
Interest Rate Contracts	(18,866)	0	(43,507)	0	0	(25,757)	0	0	(88,130)	(25,757)

	$(24,752)	$2,530	$(49,942)	$0	$5,062	$(26,040)	$0	$0	$(93,142)	$(24,334)

Totals	$1,170,986	$1,223,292	$(264,377)	$2,236	$5,109	$42,292	$0	$(467,905)	$1,711,633	$32,857

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(u)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable(2)	$1,387	$0	$0	$0	$0	$1,387
Unrealized appreciation on foreign currency contracts	0	337,084	0	0	0	337,084
Unrealized appreciation on swap agreements	327,741	0	349,432	0	0	677,173

	$329,128	$337,084	$349,432	$0	$0	$1,015,644

Liabilities:
Written options outstanding	$751,004	$0	$5,012	$0	$0	$756,016
Variation margin payable(2)	10,928	0	0	0	0	10,928
Unrealized depreciation on foreign currency contracts	0	753,368	0	0	0	753,368
Unrealized depreciation on swap agreements	21,050	0	97,545	0	0	118,595

	$782,982	$753,368	$102,557	$0	$0	$1,638,907

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$4,360,625	$47,889	$140,606	$0	$0	$4,549,120
Net realized (loss) on foreign currency transactions	0	(85,400)	0	0	0	(85,400)

	$4,360,625	$(37,511)	$140,606	$0	$0	$4,463,720

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(636,602)	$(10,905)	$48,605	$0	$0	$(598,902)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(524,536)	0	0	0	(524,536)

	$(636,602)	$(535,441)	$48,605	$0	$0	$(1,123,438)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $453,392 as reported in the Notes to Schedule of Investments.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 6, 2010